As filed with the Securities and Exchange Commission on February 14, 2008
                    Registration Nos. 033-56658 and 811-04846

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment Number                                      [ ]
         Post-Effective Amendment Number:   32                               [x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment Number:   57                                              [x]
                        (Check appropriate box or boxes)

         Separate Account I of National Integrity Life Insurance Company
                           (Exact Name of Registrant)

                    National Integrity Life Insurance Company
                               (Name of Depositor)
                      400 Broadway, Cincinnati, Ohio 45202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                           (513) 629-1854 (Depositor's
                     Telephone Number, including Area Code)

                 The Western and Southern Life Insurance Company
                               (Name of Guarantor)
                      400 Broadway, Cincinnati, Ohio 45202
         (Address of Guarantor's Principal Executive Offices) (Zip Code)
                           (513) 629-1854 (Guarantor's
                     Telephone Number, including Area Code)

                             Rhonda S. Malone, Esq.
                          Associate Counsel -Securities
                    Western & Southern Financial Group, Inc.
                      400 Broadway, Cincinnati, Ohio 45202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

         [x] on February 14, 2008 pursuant to paragraph (b) of Rule 485

         [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

         [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

       Title of Securities Being Registered: AdvantEdge flexible premium variable annuity

This filing is not intended to supersede the Prospectus and Statement of Additional Information for the GrandMaster flex3, IQ(3) The Smart Annuity, or the IQ Advisor flexible premium variable annuities offered by National Integrity Life Insurance Company, contained in Registration Statement Number 033-56658 (post effective amendment number 31) and 811-04846 (post effective amendment number 54) filed April 20, 2007.

                           ADVANTEDGE VARIABLE ANNUITY

                                FEBRUARY 14, 2008

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT I


This prospectus describes the AdvantEdge flexible premium variable annuity contract and the Investment Options available under the contract. You may invest your contributions in any of the Investment Options listed below.

---------------------------------------------------------------------------------------------------------------------------------

DWS INVESTMENTS VIT FUND                                           PIMCO VARIABLE INSURANCE TRUST -
DWS Small Cap Index VIP Fund, Class B                              ALL ADVISOR CLASS
                                                                   PIMCO VIT All Asset Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -                          PIMCO VIT CommodityRealReturn Strategy Portfolio
ALL SERVICE CLASS 2                                                PIMCO VIT Low Duration Portfolio
Fidelity VIP Asset ManagerSM Portfolio                             PIMCO VIT Real Return Portfolio
Fidelity VIP Balanced Portfolio                                    PIMCO VIT Total Return Portfolio
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Disciplined Small Cap Portfolio                       RYDEX VARIABLE TRUST
Fidelity VIP Dynamic Capital Appreciation Portfolio                Rydex VT Absolute Return Strategies Fund
Fidelity VIP Equity-Income Portfolio                               Rydex VT Hedged Equity Fund
Fidelity VIP Freedom 2010 Portfolio                                Rydex VT Sector Rotation Fund
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio                                TOUCHSTONE VARIABLE SERIES TRUST
Fidelity VIP Freedom 2025 Portfolio                                Touchstone VST Baron Small Cap Fund
Fidelity VIP Freedom 2030 Portfolio                                Touchstone VST Core Bond Fund
Fidelity VIP Growth Portfolio                                      Touchstone VST High Yield Fund
Fidelity VIP Growth & Income Portfolio                             Touchstone VST Large Cap Core Equity Fund
Fidelity VIP Growth Opportunities Portfolio                        Touchstone VST Mid Cap Growth Fund
Fidelity VIP High Income Portfolio                                 Touchstone VST Money Market Fund
Fidelity VIP Index 500 Portfolio                                   Touchstone VST Third Avenue Value Fund
Fidelity VIP Investment Grade Bond Portfolio                       Touchstone VST Aggressive ETF Fund
Fidelity VIP Mid Cap Portfolio                                     Touchstone VST Conservative ETF Fund
Fidelity VIP Overseas Portfolio                                    Touchstone VST Enhanced ETF Fund
                                                                   Touchstone VST Moderate ETF Fund
FRANKLIN TEMPLETON VIP TRUST - ALL CLASS 2
FTVIPT Franklin Growth and Income Securities Fund                  VAN KAMPEN LIFE INVESTMENT TRUST AND UNIVERSAL
FTVIPT Franklin Income Securities Fund                             INSTITUTIONAL FUNDS - ALL CLASS II
FTVIPT Franklin Large Cap Growth Securities Fund                   Van Kampen LIT Comstock Portfolio
FTVIPT Franklin Small Cap Value Securities Fund                    Van Kampen LIT Strategic Growth Portfolio
FTVIPT Mutual Shares Securities Fund                               Van Kampen UIF Emerging Markets Debt Portfolio
FTVIPT Templeton Foreign Securities Fund                           Van Kampen UIF Emerging Markets Equity Portfolio
FTVIPT Templeton Growth Securities Fund                            Van Kampen UIF U.S. Real Estate Portfolio

                                                                   FIXED ACCOUNTS
                                                                   Guaranteed Rate Options
                                                                   Systematic Transfer Option

---------------------------------------------------------------------------------------------------------------------------------

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS ANNUITY IS NOT A BANK PRODUCT AND IS NOT AN OBLIGATION OF, NOR GUARANTEED BY, THE FINANCIAL INSTITUTION WHERE IT IS OFFERED. IT IS NOT INSURED BY THE FDIC, NCUSIF OR OTHER FEDERAL ENTITY. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated February 14, 2008, has been filed with the Securities and Exchange Commission (file numbers 811-04846 and 033-56658). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the Glossary. The table of contents for the SAI is found in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 202-551-8090. You may also obtain information about this annuity contract on the SEC's Internet sit at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, 100 F. Street NE, Washington, D.C. 20459-0102.

--------------------------------------------------------------------------------
We offer a contract with lower expenses that is otherwise substantially similar to this one. This contract's higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

[ ]
--------------------------------------------------------------------------------
iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI's only relationship to National Integrity is the licensing of certain trademarks and trade names of BGI. National Integrity's variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of National Integrity's variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of National Integrity's variable annuity products.
--------------------------------------------------------------------------------


To request a copy of the STATEMENT OF ADDITIONAL INFORMATION FOR THE NATIONAL INTEGRITY ADVANTEDGE (FEBRUARY 14, 2008) tear off this section and mail it to us at the Administrative Office listed in the Glossary.


Name:
              -----------------------------------------

Address:
              -----------------------------------------


              -----------------------------------------

Phone:
              -----------------------------------------

                                TABLE OF CONTENTS

                                                                       PAGE GMI-
--------------------------------------------------------------------------------
GLOSSARY                                                                      5
--------------------------------------------------------------------------------
PART 1 - FEES AND EXPENSE TABLES AND SUMMARY                                  7
--------------------------------------------------------------------------------
Contract Owner Transaction Expenses                                           7
--------------------------------------------------------------------------------
Annual Administrative Charge                                                  7
--------------------------------------------------------------------------------
Separate Account Annual Expenses                                              7
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                                     8
--------------------------------------------------------------------------------
Examples                                                                     10
--------------------------------------------------------------------------------
Accumulation Unit Values                                                     11
--------------------------------------------------------------------------------
Summary of Contract                                                          11
--------------------------------------------------------------------------------
Investment Goals and Risks                                                   12
--------------------------------------------------------------------------------
Your Rights and Benefits                                                     12
--------------------------------------------------------------------------------
Account Value and Surrender Value                                            12
--------------------------------------------------------------------------------
Your Right to Revoke (Free Look Period)                                      12
--------------------------------------------------------------------------------
How Your Contract is Taxed                                                   13
--------------------------------------------------------------------------------
PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT                         13
--------------------------------------------------------------------------------
National Integrity Life Insurance Company                                    13
--------------------------------------------------------------------------------
Separate Account I and the Variable Account Options                          13
--------------------------------------------------------------------------------
Distribution of Variable Annuity Contracts                                   13
--------------------------------------------------------------------------------
Changes In How We Operate                                                    13
--------------------------------------------------------------------------------
PART 3 - YOUR INVESTMENT OPTIONS                                             14
--------------------------------------------------------------------------------
The Variable Account Options                                                 14
--------------------------------------------------------------------------------
The Fixed Accounts                                                           23
--------------------------------------------------------------------------------
PART 4 - DEDUCTIONS AND CHARGES                                              25
--------------------------------------------------------------------------------
Mortality and Expenses Risk Charge                                           25
--------------------------------------------------------------------------------
Annual Administrative Charge                                                 25
--------------------------------------------------------------------------------
Reduction of the Mortality and Expense Risk Charge or Annual
  Administrative Charge                                                      25
--------------------------------------------------------------------------------
Portfolio Charges                                                            25
--------------------------------------------------------------------------------
Withdrawal Charge                                                            25
--------------------------------------------------------------------------------
Reduction or Elimination of the Withdrawal Charge                            26
--------------------------------------------------------------------------------
Disability Waiver                                                            26
--------------------------------------------------------------------------------
Commission Allowance and Additional Payments to Distributors                 26
--------------------------------------------------------------------------------
Optional Benefit Charges                                                     27
--------------------------------------------------------------------------------
Transfer Charge                                                              27
--------------------------------------------------------------------------------
Tax Reserve                                                                  27
--------------------------------------------------------------------------------
State Premium Tax                                                            27
--------------------------------------------------------------------------------
PART 5 - TERMS OF YOUR VARIABLE ANNUITY                                      27
--------------------------------------------------------------------------------
Your Contributions                                                           27
--------------------------------------------------------------------------------
Units in Our Separate Account                                                28
--------------------------------------------------------------------------------
How We Determine Unit Value                                                  28
--------------------------------------------------------------------------------
Transfers                                                                    29
--------------------------------------------------------------------------------
Excessive Trading                                                            29
--------------------------------------------------------------------------------
Specific Notice Regarding the Use of this Annuity for Market Timing
   or Frequent Trading                                                       30
--------------------------------------------------------------------------------
Withdrawals                                                                  31
--------------------------------------------------------------------------------
Assignments                                                                  32
--------------------------------------------------------------------------------
Death Benefit Paid on Death of Annuitant                                     32
--------------------------------------------------------------------------------
Distribution on Death of Owner                                               33
--------------------------------------------------------------------------------
Spousal Continuation                                                         33
--------------------------------------------------------------------------------
Death Claims                                                                 34
--------------------------------------------------------------------------------
Retirement Date and Annuity Benefit                                          34
--------------------------------------------------------------------------------
Annuity Benefit Payments                                                     35
--------------------------------------------------------------------------------
Timing of Payment                                                            35
--------------------------------------------------------------------------------
How You Make Requests and Give Instructions                                  35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART 6 - OPTIONAL BENEFITS                                                   35
--------------------------------------------------------------------------------
Guaranteed Lifetime Income Advantage Rider                                   35
--------------------------------------------------------------------------------
Highest Anniversary Death Benefit                                            42
--------------------------------------------------------------------------------
PART 7 - VOTING RIGHTS                                                       42
--------------------------------------------------------------------------------
How Portfolio Shares Are Voted                                               42
--------------------------------------------------------------------------------
How We Determine Your Voting Shares                                          43
--------------------------------------------------------------------------------
Separate Account Voting Rights                                               43
--------------------------------------------------------------------------------
PART 8 - TAX ASPECTS OF THE CONTRACT                                         43
--------------------------------------------------------------------------------
Introduction                                                                 43
--------------------------------------------------------------------------------
Your Contract is an Annuity                                                  43
--------------------------------------------------------------------------------
Taxation of  Annuities Generally                                             44
--------------------------------------------------------------------------------
Tax-Favored Retirement Programs                                              45
--------------------------------------------------------------------------------
Federal and State Income Tax Withholding                                     45
--------------------------------------------------------------------------------
Impact of Taxes on the Company                                               45
--------------------------------------------------------------------------------
Transfers Among Investment Options                                           46
--------------------------------------------------------------------------------
PART 9 - ADDITIONAL INFORMATION                                              46
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                                46
--------------------------------------------------------------------------------
Income Plus Withdrawal Program                                               46
--------------------------------------------------------------------------------
Choices Plus Required Minimum Distribution Program                           46
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                                47
--------------------------------------------------------------------------------
Systematic Transfer Program                                                  47
--------------------------------------------------------------------------------
Customized Asset Rebalancing Program                                         47
--------------------------------------------------------------------------------
Systematic Contributions Program                                             48
--------------------------------------------------------------------------------
Legal Proceedings                                                            48
--------------------------------------------------------------------------------
Table of Contents of Statement of Additional Information                     48
--------------------------------------------------------------------------------
PART 10 - PRIOR CONTRACTS                                                    49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX A - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I                    54
--------------------------------------------------------------------------------
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                       78
--------------------------------------------------------------------------------
APPENDIX C - GUARANTEED LIFETIME INCOME ADVANTAGE EXAMPLES                   81
--------------------------------------------------------------------------------

                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

ADMINISTRATIVE OFFICE - National Integrity Life Insurance Company, 15 Matthews Street, #200, Goshen, New York 10924. You may also call us at 1-800-433-1778.

ANNUITANT - the person whose life is used to determine the amount of the Annuity Benefit. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

ANNUITY BENEFIT - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CONTRACT ANNIVERSARY - occurs once annually on the same day as the Contract
Date.

CONTRACT DATE - the date we issue you the contract. It is shown on the schedule page of your contract.

CONTRACT YEAR - a year that starts on your Contract Date or any Contract Anniversary.

DEATH BENEFIT - benefit paid to a named Annuitant's beneficiary on the death of the Annuitant.

DISTRIBUTION ON DEATH - a distribution paid to a named owner's beneficiary on the death of the owner.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

FREE WITHDRAWAL AMOUNT - the amount you may withdraw in any Contract Year without paying withdrawal charges.

GENERAL ACCOUNT - the account that contains all of our assets other than those held in Separate Accounts.

GUARANTEED LIFETIME INCOME ADVANTAGE (GLIA) - an optional benefit that provides guaranteed lifetime payments will be available for withdrawal when a GLIA Rider is purchased.

          GLIA INVESTMENT STRATEGIES - Investment strategies available when a GLIA Rider is purchased.

GUARANTEED RATE OPTION (GRO) - a Fixed Account which offers Guarantee Periods of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

          GUARANTEE PERIOD - the length of time from the date of your contribution into a GRO, until the GRO matures.

          MARKET VALUE ADJUSTMENT (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit before the end of the Guarantee Period.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

PORTFOLIO - a mutual fund in which a Variable Account Option invests.

RETIREMENT DATE - the date you choose to begin your Annuity Benefit or receive a lump sum payment.

RIDER - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

SEPARATE ACCOUNT - Separate Account I of National Integrity Life Insurance Company. Its assets are segregated by National Integrity and invested in Variable Account Options.

SURRENDER VALUE - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

SYSTEMATIC TRANSFER OPTION (STO) - a Fixed Account that accepts new contributions, which must be transferred from the STO into other Investment Options within either a six or twelve month period. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

UNIT - measure of your ownership interest in a Variable Account Option.

UNIT VALUE - value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Portfolio with the same name.

PART 1 - FEES AND EXPENSE TABLES AND SUMMARY

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.(1)

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options. State premium tax may also be deducted.(2)


CONTRACT OWNER TRANSACTION EXPENSES

            ------------------------------------------------------------------------------------------ --------------------
            Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(3)        7%
            ------------------------------------------------------------------------------------------ --------------------
            Transfer Charge (for each transfer after 12 transfers in one Contract Year)(4)             $20
            ------------------------------------------------------------------------------------------ --------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

            ------------------------------------------------------------------------------------------ --------------------
            Annual Administrative Charge(5)                                                            $50
            ------------------------------------------------------------------------------------------ --------------------


SEPARATE ACCOUNT ANNUAL EXPENSES as a percentage of value charged

   --------------------------------------------------------------------------------------- ------------------ ------------------

                                                                                            MAXIMUM CHARGE     Current Charge

   --------------------------------------------------------------------------------------- ------------------ ------------------
   Mortality and Expense Risk Charge(6)                                                          1.60%              1.60%
   --------------------------------------------------------------------------------------- ------------------ ------------------
   Optional Highest Anniversary Death Benefit Charge(7)                                          0.20%              0.20%
   --------------------------------------------------------------------------------------- ------------------ ------------------
   Optional Guaranteed Lifetime Income Advantage - Individual Rider Charge(8)                    1.20%              0.60%
   --------------------------------------------------------------------------------------- ------------------ ------------------
   Optional Guaranteed Lifetime Income Advantage - Spousal Rider Charge(9)                       1.60%              0.80%
   --------------------------------------------------------------------------------------- ------------------ ------------------
   Highest Possible Total Separate Account Annual Expenses(10)                                   3.40%              2.60%
   --------------------------------------------------------------------------------------- ------------------ ------------------


--------------------
(1)  Expenses for prior versions of the contract, if different, are located in
     Part 10, Prior Contracts.
(2)  State premium taxes currently range from 0 to 4%.
(3)  Withdrawal charges decrease based on the age of each contribution. See Part
     4.
(4) This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
(5) This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.
(6)  Assessed daily on the amount allocated to the Variable Account Options
(7)  Assessed quarterly on the amount allocated to the Variable Account Options
(8) Assessed quarterly based on the Payment Base-See Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.
(9) Assessed quarterly based on the Payment Base-See Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.
(10) You may elect only one of the following optional benefits: Individual GLIA, or Spousal GLIA. Therefore the highest possible total separate account annual expenses reflect the election of the Spousal GLIA, which carries the higher cost.

The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio. The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios' assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%      Maximum: 1.98%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                                                  MANAGE-    12B-1                   ACQUIRED      TOTAL
                                                                            MENT      FEE OR      OTHER       FUND FEES     ANNUAL
                                                                            FEES     SERVICE     EXPENSES       AND        EXPENSES
                                                                                       FEES                   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP Fund, B(1)                                         0.45%      0.25%      0.05%         N/A         0.75%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio, Service Class 2(2)                   0.52%      0.25%      0.15%         N/A         0.92%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio, Service Class 2(3)                        0.42%      0.25%      0.20%         N/A         0.87%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio, Service Class 2(2)                      0.57%      0.25%      0.09%         N/A         0.91%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2(4,5)         0.71%      0.25%      0.73%         N/A         1.69%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio, Service Class 2(3)    0.56%      0.25%      0.24%         N/A         1.05%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio, Service Class 2                      0.47%      0.25%      0.10%         N/A         0.82%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2010 Portfolio, Service Class 2                        N/A       0.25%       N/A         0.57%        0.82%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2015 Portfolio, Service Class 2                        N/A       0.25%       N/A         0.61%        0.86%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio, Service Class 2                        N/A       0.25%       N/A         0.64%        0.89%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2025 Portfolio, Service Class 2                        N/A       0.25%       N/A         0.65%        0.90%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom 2030 Portfolio, Service Class 2                        N/A       0.25%       N/A         0.68%        0.93%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio, Service Class 2(2)                          0.57%      0.25%      0.12%         N/A         0.94%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio, Service Class 2(2)                 0.47%      0.25%      0.13%         N/A         0.85%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio, Service Class 2(3)            0.57%      0.25%      0.17%         N/A         0.99%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio, Service Class 2                        0.57%      0.25%      0.15%         N/A         0.97%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio, Service Class 2(6)                       0.10%      0.25%      0.00%         N/A         0.35%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2              0.32%      0.25%      0.12%         N/A         0.69%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio, Service Class 2(2)                         0.57%      0.25%      0.11%         N/A         0.93%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio, Service Class 2(2)                        0.72%      0.25%      0.16%         N/A         1.13%
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Growth and Income Securities Fund, Class 2(7)              0.49%      0.25%      0.05%         N/A         0.79%
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Income Securities Fund, Class 2(7)                         0.46%      0.25%      0.01%         N/A         0.72%
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Large Cap Growth Securities Fund, Class 2(7)               0.72%      0.25%      0.04%         N/A         1.01%
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Value Securities Fund, Class 2(8,9)              0.51%      0.25%      0.17%        0.03%        0.96%
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares Securities Fund, Class 2                              0.60%      0.25%      0.21%         N/A         1.06%
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Foreign Securities, Class 2(8,10)                         0.63%      0.25%      0.15%        0.03%        1.06%
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities, Class 2(7)                             0.74%      0.25%      0.04%         N/A         1.03%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Assets Portfolio, Advisor Class                              0.175%     0.25%      0.25%        0.61%        1.285%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class (11)       0.49%      0.25%      0.25%        0.03%        1.02%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio, Advisor Class                            0.25%      0.25%      0.25%         N/A         0.75%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio, Advisor Class                             0.25%      0.25%      0.25%         N/A         0.75%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio, Advisor Class                            0.25%      0.25%      0.27%         N/A         0.77%
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Absolute Return Strategies Fund                                   1.15%      0.00%      0.55%         N/A         1.70%
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity Fund                                                1.15%      0.00%      0.78%         N/A         1.93%
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                              0.90%      0.00%      0.74%         N/A         1.64%
------------------------------------------------------------------------------------------------------------------------------------
Touchstone VST Baron Small Cap Fund(12)                                    1.05%      0.25%      0.50%         N/A         1.80%
------------------------------------------------------------------------------------------------------------------------------------
Touchstone VST Core Bond Fund(12)                                          0.55%      0.25%      0.46%         N/A         1.26%
------------------------------------------------------------------------------------------------------------------------------------
Touchstone VST High Yield Fund(12)                                         0.50%      0.25%      0.48%         N/A         1.23%
------------------------------------------------------------------------------------------------------------------------------------
Touchstone VST Large Cap Core Equity Fund(12)                              0.65%      0.25%      0.55%         N/A         1.45%
------------------------------------------------------------------------------------------------------------------------------------
Touchstone VST Mid Cap Growth Fund(12)                                     0.80%      0.25%      0.48%         N/A         1.53%
------------------------------------------------------------------------------------------------------------------------------------


                                     AN - 8

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                                                  MANAGE-    12B-1                   ACQUIRED      TOTAL
                                                                            MENT      FEE OR      OTHER       FUND FEES     ANNUAL
                                                                            FEES     SERVICE     EXPENSES       AND        EXPENSES
                                                                                       FEES                   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Touchstone VST Money Market Fund (12)                                      0.18%      0.25 %     0.37%         N/A         0.80%
------------------------------------------------------------------------------------------------------------------------------------
Touchstone VST Third Avenue Value Fund(12)                                 0.79%      0.25%      0.36%        0.02%        1.42%
------------------------------------------------------------------------------------------------------------------------------------
Touchstone VST Aggressive ETF Fund(12)                                     0.40%      0.25%      0.77%        0.20%        1.62%
------------------------------------------------------------------------------------------------------------------------------------
Touchstone VST Conservative ETF Fund(12)                                   0.40%      0.25 %     0.99%        0.18%        1.82%
------------------------------------------------------------------------------------------------------------------------------------
Touchstone VST Enhanced ETF Fund(12)                                       0.40%      0.25%      0.45%        0.26%        1.36%
------------------------------------------------------------------------------------------------------------------------------------
Touchstone VST Moderate ETF Fund(12)                                       0.40%      0.25%      0.62%        0.20%        1.47%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class II                                0.56%      0.25%      0.03%         N/A         0.84%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class II                        0.70%      0.25%      0.08%         N/A         1.03%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio, Class II(13)               0.75%      0.35%      0.35%         N/A         1.45%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class II(13)             1.23%      0.35%      0.40%         N/A         1.98%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class II(13)                    0.73%      0.35%      0.28%         N/A         1.36%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Includes 0.10% administration fee.
(2) A portion of the brokerage commissions that each Fidelity VIP Portfolio pays may be reimbursed and used to reduce that Portfolio's expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses for these Portfolios would have been as set forth in the table below. These offsets may be discontinued at any time.

     ------------------------------------------------------------ ---------------------------------------------
     Fidelity VIP Portfolio                                          Net Total Expenses after Arrangements
                                                                                Described Above
     ------------------------------------------------------------ ---------------------------------------------
     Asset Manager, Service Class 2                                                  0.90%
     ------------------------------------------------------------ ---------------------------------------------
     Contrafund, Service Class 2                                                     0.90%
     ------------------------------------------------------------ ---------------------------------------------
     Growth, Service Class 2                                                         0.92%
     ------------------------------------------------------------ ---------------------------------------------
     Growth & Income, Service Class 2                                                0.84%
     ------------------------------------------------------------ ---------------------------------------------
     Mid Cap, Service Class 2                                                        0.91%
     ------------------------------------------------------------ ---------------------------------------------
     Overseas, Service Class 2                                                       1.06%
     ------------------------------------------------------------ ---------------------------------------------

(3) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. Including this reduction, the total class operating expenses for these Portfolios would have been as set forth in the table below. These offsets may be discontinued at any time.

     ------------------------------------------------------------ ---------------------------------------------
     Fidelity VIP Portfolio                                          Net Total Expenses after Arrangements
                                                                                Described Above
     ------------------------------------------------------------ ---------------------------------------------
     Balanced, Service Class 2                                                       0.84%
     ------------------------------------------------------------ ---------------------------------------------
     Dynamic Capital Appreciation, Service Class 2                                   1.04%
     ------------------------------------------------------------ ---------------------------------------------
     Growth Opportunities, Service Class 2                                           0.94%
     ------------------------------------------------------------ ---------------------------------------------

(4) The Portfolio's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxed certain security lending costs, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 1.25%. This arrangement can be discontinued by the fund's manager at any time.
(5) Through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses for these Portfolios would have been 1.23%. These offsets may be discontinued at any time.
(6) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the Portfolio's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part. This expense limit may be discontinued at any time.
(7) The Portfolio administration fee is paid indirectly through the management fee.
(8) The manager has agreed in advance to reduce its fee from assets invested by the Portfolio in a Franklin Templeton money market fund (the acquired fund) to the extent that the Portfolio's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC and will remain in place until April 30, 2008.
(9) Net total annual Portfolio expenses after management and administration fee reductions were 0.93%.
(10) Net total annual Portfolio expenses after management and administration fee reductions were 1.03%.
(11) PIMCO has contractually agreed to waive the advisory fee and administration fee it receives from the Portfolio in an amount equal to a 0.49% advisory fee and a 0.20% administration fee paid to PIMCO by a subsidiary. This waiver cannot be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(12) The advisor has contractually agreed until at least December 31, 2008 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

--------------------------- -------------------------------------------- -----------------------------------------------
   Touchstone Variable         Net Total Expenses after Waivers and           Net Total Expenses after Waivers and
  Series Trust Portfolio    Reimbursements with Acquired Fund Expenses   Reimbursements without Acquired Fund Expenses
--------------------------- -------------------------------------------- -----------------------------------------------
Baron Small Cap                                1.55%                                         1.55%
--------------------------- -------------------------------------------- -----------------------------------------------
Core Bond                                      1.00%                                         1.00%
--------------------------- -------------------------------------------- -----------------------------------------------

                                     AN - 9

--------------------------- -------------------------------------------- -----------------------------------------------
   Touchstone Variable         Net Total Expenses after Waivers and           Net Total Expenses after Waivers and
  Series Trust Portfolio    Reimbursements with Acquired Fund Expenses   Reimbursements without Acquired Fund Expenses
--------------------------- -------------------------------------------- -----------------------------------------------
High Yield                                     1.05%                                         1.05%
--------------------------- -------------------------------------------- -----------------------------------------------
Large Cap Core Equity                          1.00%                                         1.00%
--------------------------- -------------------------------------------- -----------------------------------------------
Mid Cap Growth                                 1.17%                                         1.17%
--------------------------- -------------------------------------------- -----------------------------------------------
Money Market                                   0.75%                                         0.75%
--------------------------- -------------------------------------------- -----------------------------------------------
Third Avenue Value                             1.11%                                         1.09%
--------------------------- -------------------------------------------- -----------------------------------------------
Aggressive ETF                                 0.95%                                         0.75%
--------------------------- -------------------------------------------- -----------------------------------------------
Conservative ETF                               0.93%                                         0.75%
--------------------------- -------------------------------------------- -----------------------------------------------
Enhanced ETF                                   1.01%                                         0.75%
--------------------------- -------------------------------------------- -----------------------------------------------
Moderate ETF                                   0.95%                                         0.75%
--------------------------- -------------------------------------------- -----------------------------------------------

(13) The fees disclosed reflect gross ratios prior to any voluntary waivers and reimbursements of expenses by the adviser. For the year ended December 31, 2006, the management fee was reduced to reflect the voluntary waiver of a portion of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following "Operating Expense Limitations:" 1.35% for Emerging Markets Debt and U.S. Real Estate, and 1.65% for the Emerging Markets Equity. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive 0.30% of the 12b-1 fee for the Emerging Markets Equity and Emerging Markets Debt and 0.10% of the 12b-1 fee for the U.S. Real Estate. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these waivers and reimbursements, the total annual operating expenses are: 1.15% for Emerging Markets Debt, Class II, 1.65% for Emerging Markets Equity, Class II and 1.26% for U.S. Real Estate, Class II.

We have entered into agreements with the investment advisors or distributors of each of the Portfolios. Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios. The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios. These fees may be paid by the investment advisors from the investment advisors' assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

EXAMPLES
The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.


The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses, the cost of the Highest Anniversary Death Benefit and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date. Based on these assumptions, your costs would be:


If you surrender your contract at the end of the applicable period:

     --------------------------- ------------------------- -------------------------- -------------------------
     1 year                      3 years                   5 years                    10 years
     --------------------------- ------------------------- -------------------------- -------------------------
     $1,311                      $2,343                    $3,088                     $6,245
     --------------------------- ------------------------- -------------------------- -------------------------

If you select an Annuity Benefit with a life contingency at the end of the applicable period:

     --------------------------- ------------------------- -------------------------- -------------------------
     1 year                      3 years                   5 years                    10 years
     --------------------------- ------------------------- -------------------------- -------------------------
     $611                        $1,843                    $3,088                     $6,245
     --------------------------- ------------------------- -------------------------- -------------------------

If you do not surrender the contract:

     --------------------------- ------------------------- -------------------------- -------------------------
     1 year                      3 years                   5 years                    10 years
     --------------------------- ------------------------- -------------------------- -------------------------
     $611                        $1,843                    $3,088                     $6,245
     --------------------------- ------------------------- -------------------------- -------------------------

                                     AN - 10

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses, the cost of the Highest Anniversary Death Benefit and the current cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date. Based on these assumptions, your costs would be:


If you surrender your contract at the end of the applicable period:

     --------------------------- ------------------------- -------------------------- -------------------------
     1 year                      3 years                   5 years                    10 years
     --------------------------- ------------------------- -------------------------- -------------------------
     --------------------------- ------------------------- -------------------------- -------------------------
     $1,227                      $2,089                    $2,662                     $5,389
     --------------------------- ------------------------- -------------------------- -------------------------

If you select an Annuity Benefit with a life contingency at the end of the applicable period:

     --------------------------- ------------------------- -------------------------- -------------------------
     1 year                      3 years                   5 years                    10 years
     --------------------------- ------------------------- -------------------------- -------------------------
     --------------------------- ------------------------- -------------------------- -------------------------
     $527                        $1,589                    $2,662                     $5,389
     --------------------------- ------------------------- -------------------------- -------------------------

If you do not surrender the contract:

     --------------------------- ------------------------- -------------------------- -------------------------
     1 year                      3 years                   5 years                    10 years
     --------------------------- ------------------------- -------------------------- -------------------------
     --------------------------- ------------------------- -------------------------- -------------------------
     $527                        $1,589                    $2,662                     $5,389
     --------------------------- ------------------------- -------------------------- -------------------------

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

     --------------------------- ------------------------- -------------------------- -------------------------
     1 year                      3 years                   5 years                    10 years
     --------------------------- ------------------------- -------------------------- -------------------------
     --------------------------- ------------------------- -------------------------- -------------------------
     $1,123                      $1,776                    $2,143                     $4,360
     --------------------------- ------------------------- -------------------------- -------------------------

If you select an Annuity Benefit with a life contingency at the end of the applicable period:

     --------------------------- ------------------------- -------------------------- -------------------------
     1 year                      3 years                   5 years                    10 years
     --------------------------- ------------------------- -------------------------- -------------------------
     --------------------------- ------------------------- -------------------------- -------------------------
     $423                        $1,276                    $2,143                     $4,360
     --------------------------- ------------------------- -------------------------- -------------------------

If you do not surrender the contract:

     --------------------------- ------------------------- -------------------------- -------------------------
     1 year                      3 years                   5 years                    10 years
     --------------------------- ------------------------- -------------------------- -------------------------
     --------------------------- ------------------------- -------------------------- -------------------------
     $423                        $1,276                    $2,143                     $4,360
     --------------------------- ------------------------- -------------------------- -------------------------

ACCUMULATION UNIT VALUES

See Appendix A

SUMMARY OF CONTRACT

"We," "our," "us," "the Company" and "National Integrity" mean National Integrity Life Insurance Company. "You" and "your" mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. The Annuitant named by you may be you or another person. It is important that you carefully select the owner, Annuitant, the owner's beneficiary and the Annuitant's beneficiary in order to achieve your objectives. See Part 5, sections titled "Death Benefits Paid on Death of Annuitant," "Distribution on Death of Owner," and "Spousal Continuation."

INVESTMENT GOALS AND RISKS

This contract allows you to accumulate money for retirement or other long term goals. An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Variable Account Options invest in Portfolios, most of which invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

YOUR RIGHTS AND BENEFITS

As the owner of the contract, you have the following rights, subject to the rules and significant limitations stated in this prospectus:

          o    To contribute, transfer and withdraw money. See Part 5

          o    To invest in the Investment Options. See Part 3

          o To elect an Annuity Benefit. See Part 5, section titled "Retirement Date and Annuity Benefit"

          o    To name the Annuitant

          o To name the Annuitant's beneficiary and the owner's beneficiary. The Annuitant's beneficiary will receive the Death Benefit upon the death of the Annuitant; OR the owner's beneficiary will receive a distribution upon your death, as owner. If there are joint owners, the death of either will be treated as the death of both under this contract, which triggers a required Distribution on Death. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant" and "Distribution on Death of Owner."

ACCOUNT VALUE AND SURRENDER VALUE

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs. Your Account Value is subject to various charges. See Part 4.

Your Adjusted Account Value is your Account Value, as increased or decreased by any MVAs. See Part 3, Market Value Adjustment.

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge and minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable. See Part 4.

Your minimum Account Value is $2,000. If the Account Value goes below $2,000 and we have received no contributions from you for three Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to make additional contributions.

YOUR RIGHT TO REVOKE (FREE LOOK PERIOD)


You may cancel your contract within ten days after you receive it by returning it to our Administrative Office by mail, postmarked within the ten-day period. We will extend the ten day period if required by state law. If you cancel your contract, we'll return your contribution net of any investment performance and applicable charges, which may be more or less than your original contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. See Part 4 for more discussion of the fees and charges. Some states require that we return at least the amount of your contribution, in which case, we will return the greater of the amount required by state law and your Account Value.

HOW YOUR CONTRACT IS TAXED

Your benefits under the contract are controlled by the Internal Revenue Code of 1966, as amended (the Tax Code) and the associated rules and regulations governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, "Tax Aspects of the Contract" for more information and consult a tax advisor. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. THIS CONTRACT CAN PROVIDE BENEFITS UNDER CERTAIN TAX-FAVORED RETIREMENT PROGRAMS, SUCH AS IRAS; HOWEVER, IT PROVIDES NO ADDITIONAL TAX DEFERRAL BENEFIT, AS THESE PROGRAMS ALREADY PROVIDE TAX-DEFERRAL.

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

National Integrity is a stock life insurance company incorporated under the laws of New York on November 22, 1968. Our home office is located at 15 Matthews Street, #200, Goshen, New York 10924. We are authorized to sell life insurance and annuities in 8 states and the District of Columbia. National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888. The Western and Southern Life Insurance Company has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee). Insurance obligations include the Account Value invested in the Fixed Account, the Death Benefit and Annuity Benefit. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options. The Guarantee provides that contract owners can enforce the Guarantee directly.

THE SEPARATE ACCOUNT I AND THE VARIABLE ACCOUNT OPTIONS

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York. The Separate Account is a unit investment trust, which is a type of investment company under the 1940 Act. The Separate Account invests in the Variable Account Options. Each Variable Account Option invests in shares of a corresponding Portfolio (or "Fund") with the same name. We may add, substitute or close Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts. The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio 45202. The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

CHANGES IN HOW WE OPERATE

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

o add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

o    register or end the registration of the Separate Account under the 1940
     Act;

o operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity);

o restrict or eliminate any voting rights of owners or others that affect our Separate Account;

o cause one or more Variable Account Options to invest in a Portfolio other than or in addition to the Portfolios;

o operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish.

PART 3 - YOUR INVESTMENT OPTIONS

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both. (If you purchase the GLIA Rider, your Investment Options are limited. See Part 6.)

Each Variable Account Option (also called a sub account) invests in shares of a mutual fund, referred to as a Portfolio (or "Fund"). Each Variable Account Option and its corresponding Portfolio share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see the Portfolio's prospectus and Statement of Additional Information.

THE VARIABLE ACCOUNT OPTIONS

The investment objective and advisor of each Portfolio are described below. Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

DWS INVESTMENTS VIT FUNDS
The investment advisor for the DWS Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies. Northern Trust, Inc., is the sub advisor of DWS Small Cap Index VIP Fund.

Following is a summary of the investment objectives of the DWS Investments VIT Fund. We can't guarantee that these objectives will be met. YOU SHOULD READ THE DWS INVESTMENTS VIT FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING.

DWS Small Cap Index VIP Fund
The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Index includes the reinvestment of all distributions and is not available for direct investment.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio. FMR is a registered investment advisor under the Investment Advisors Act of 1940 and is located at 82 Devonshire Street, Boston, MA 02109. FMR is a manager of managers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Geode, at 53 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap and VIP Index 500.

Below is a summary of the investment objectives and strategies of Fidelity's VIP Portfolios. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Fidelity VIP Asset ManagerSM Portfolio
VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-tem and money market instruments. FMR invests in domestic and foreign issuers. FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security's current price relative to estimated long-term value.

Fidelity VIP Balanced Portfolio
VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and preferred stock. FMR invests in domestic and foreign issuers. With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more "value" characteristics than "growth" characteristics. FMR analyzes issuers using fundamental factors and evaluating each security's current price relative to the estimated long-term value to select investments.

Fidelity VIP Contrafund(R) Portfolio
VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. FMR may invest in "growth" stocks, "value" stocks or both. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Disciplined Small Cap Portfolio
VIP Small Cap Portfolio seeks capital appreciation by investing at least 80% of assets in securities of domestic and foreign companies with small market capitalizations, which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000(R) Index or the Standard & Poor's(R) SmallCap 600 Index (S&P(R) SmallCap 600). FMR investing in either "growth" stocks, "value" stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors in its investment decisions.

Fidelity VIP Dynamic Capital Appreciation Portfolio
VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR may invest in "growth" stocks, "value" stocks or both. FMR uses fundamental analysis of each issuer financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Equity-Income Portfolio
VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P500(R)). FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks, and potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. FMR invests in domestic and foreign issuers using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Freedom 2010 Portfolio
VIP Freedom 2010 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year
2010). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 40% Domestic Equity Funds, 10% International Equity Fund, 5% High Yield Fixed-Income Fund, 35% Investment Grade Fixed-Income Fund, and 10% Short Term Fund.

Fidelity VIP Freedom 2015 Portfolio
VIP Freedom 2015 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 46% Domestic Equity Funds, 12% International Equity Fund, 6% High Yield Fixed-Income Fund, 31% Investment Grade Fixed-Income Fund, and 5% Short Term Fund.

Fidelity VIP Freedom 2020 Portfolio
VIP Freedom 2020 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around he year 2020 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 55% Domestic Equity Funds, 14% International Equity Fund, 7% High Yield Fixed-Income Fund, 24% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Freedom 2025 Portfolio
VIP Freedom 2025 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 57% Domestic Equity Funds, 14% International Equity Fund, 8% High Yield Fixed-Income Fund, 21% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Freedom 2030 Portfolio
VIP Freedom 2030 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 66% Domestic Equity Funds, 16% International Equity Fund, 8% High Yield Fixed-Income Fund, 10% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Growth Portfolio
VIP Growth Portfolio seeks capital appreciation by investing the Portfolio's assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth & Income Portfolio
VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. FMR may invest in "growth" stocks, "value" stocks or both. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth Opportunities Portfolio
VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks of domestic and foreign issuers that FMR believes have above average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Fidelity VIP High Income Portfolio
VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. FMR may also invest the Portfolio's assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Index 500 Portfolio
VIP Index 500 seeks investment results that correspond to the S&P 500 Index. The Portfolio invests at least 80% of its assets in common stocks included in the S&P 500 Index as a whole and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio
VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. The Portfolio may invest in Lower-quality debt securities. FMR manages the Portfolio to have similar overall interest rate risk to an index, which as of December 31, 2005, was the Lehman Brothers(R) Aggregate Bond Index. FMR allocates assets across different market sectors and maturities, and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of the issuer.

Fidelity VIP Mid Cap Portfolio
VIP Mid Cap Portfolio seeks long-term growth of capital. FMR invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization which, for purposes of this Portfolio are those companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard and Poor's(R) Midcap 400 Index (S&P(R) Midcap 400). FMR may buy "growth" stocks, "value" stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Overseas Portfolio
VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio's assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST FUNDS
Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds, as indicated below.

Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that a fund will be able to achieve its objective. YOU SHOULD READ FRANKLIN TEMPLETON VIPT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FTVIPT Franklin Growth and Income Securities Portfolio
The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio
The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities. The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio
The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments or large capitalization companies, and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Franklin Advisory Services, LLC.

FTVIPT Franklin Small Cap Value Securities Portfolio
The Franklin Small Cap Value Securities Portfolio seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities of companies that the advisor believes are undervalued. The investment advisor is Franklin Advisory Services, LLC.

FTVIPT Mutual Shares Securities Portfolio
The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in equity securities that the advisor believes are undervalued. The Portfolio normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies. The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio
The Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio
The Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The investment advisor for this Portfolio is Templeton Global Advisors Limited.


PIMCO VARIABLE INSURANCE TRUST
Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio. PIMCO is located at 840 Newport Center Drive, Newport beach, California 92660.

Below is a summary of the investment objectives of the PIMCO Variable Insurance Trust Portfolios. There are no guarantees that a fund will be able to achieve its objective. YOU SHOULD READ PIMCO VIT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PIMCO VIT All Asset Portfolio
The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio normally invests in the Institutional Class of the underlying PIMCO funds and does not invest directly in stocks or bonds of other issuers. The Portfolio is a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. Research Affiliates LLC, an affiliate of PIMCO, is the Portfolio's asset allocation sub-advisor.

PIMCO VIT CommodityRealReturn Strategy Portfolio
The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management. The Portfolio normally invests in the commodity-linked derivative instruments.

PIMCO VIT Low Duration Portfolio
The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return
The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at lease 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and Non-U.S. governments, their agencies or instrumentalities and corporations.

PIMCO VIT Total Return
The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 3-6 years.

RYDEX VARIABLE TRUST
Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Rydex Investments is the investment advisor to each Portfolio. The Advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Rydex VT Absolute Return Strategies Fund
The Rydex Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Hedged Equity Fund
The Rydex Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Sector Rotation Fund
The Rydex Sector Rotation Fund seeks long-term capital appreciation by moving its investments among different sectors or industries. Each month the advisor uses a quantitative methodology to rank approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over near-term periods. The fund then invests in the top ranked industries.


TOUCHSTONE VARIABLE SERIES TRUST
Each Portfolio of the Touchstone Variable Series Trust is an open-ended management investment company. Touchstone Advisors, Inc., which is affiliated with National Integrity, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below.

Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ TOUCHSTONE VARIABLE SERIES TRUST FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Touchstone VST Baron Small Cap Fund
BAMCO, Inc., a subsidiary of Baron Capital Group, Inc., is the sub-advisor for the Touchstone VST Baron Small Cap Fund. The fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the fund, the portfolio manager seeks securities believed to have favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund
Ft. Washington Investment Advisors, Inc., which is affiliated with National Integrity, is the sub-advisor for the Touchstone VST Core Bond Fund. The fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing at least 80% of its assets in bonds. The fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities. The fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B. In making investment decisions for the fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST High Yield Fund
Ft. Washington Investment Advisors, Inc., which is affiliated with National Integrity, is the sub-advisor for the Touchstone VST High Yield Fund. The fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests at least 80% of its assets in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

Touchstone VST Large Cap Core Equity Fund
Todd Investment Advisors, Inc., which is affiliated with National Integrity, is the sub-advisor for Touchstone VST Large Cap Core Equity Fund. The Large Cap Core Equity Fund (formerly the Enhanced Dividend 30 Fund) seeks long-term capital appreciation as its primary goal and income as its secondary goal. The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place. The sub-advisor uses a database of 4,000 stocks from which to choose the companies that will be selected for the fund's portfolio. A specific process is followed to assist the sub-advisor in its selections.

Touchstone VST Mid Cap Growth Fund

Westfield Capital Management Company, LLC and TCW Investment Management Company are the sub-advisors for the Touchstone VST Mid Cap Growth Fund. The fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The fund invests at least 80% of its assets in common stocks of mid cap companies. The fund is sub-advised by two separate management teams that use different style methodologies. Mid cap growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Mid cap growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

Touchstone VST Money Market Fund
Ft. Washington Investment Advisors, Inc, which is affiliated with National Integrity, is the sub-advisor for the Touchstone VST Money Market Fund. The fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone VST Third Avenue Value Fund
Third Avenue Management LLC is the sub-advisor for the Touchstone VST Third Avenue Value Fund. The fund seeks long-term capital appreciation. It is a non-diversified fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their liquid value. The fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

TOUCHSTONE VST ETF FUNDS
The Touchstone VST ETF Funds ("ETF Funds") are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Funds Trust. Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. You can invest directly in ETF Funds and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of the ETF Funds is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each ETF fund allocates its assets among a group of exchange-traded funds in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the ETF Funds' assets invested in stocks or bonds at any given time may be different than that ETF Fund's planned asset allocation model. Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-advisor will monitor the models and may update any revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each ETF Fund's assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Investment Advisors, Inc., is the sub-advisor for the Touchstone VST Aggressive ETF, Conservative ETF, Enhanced ETF and Moderate ETF Funds. Todd Investment Advisors, Inc., is affiliated with National Integrity.

Touchstone VST Conservative ETF Fund
The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 65% of its assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund
The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 60% of its assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Aggressive ETF Fund
The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 80% of its assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund
The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are over weighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

VAN KAMPEN LIT PORTFOLIOS
Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ EACH VAN KAMPEN LIT PORTFOLIOS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Van Kampen LIT Comstock Portfolio
The Portfolio's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Strategic Growth Portfolio
The Portfolio's investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be strategic growth companies.

VAN KAMPEN UIF PORTFOLIOS
Morgan Stanley Investment Management, Inc., doing business as Van Kampen, is the investment advisor for each of the UIF Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN UIF FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Van Kampen UIF Emerging Markets Debt Portfolio
The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio
The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Advisor's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Real Estate Portfolio
The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The Advisor's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

THE FIXED ACCOUNTS

Our Fixed Accounts, General Account and the non-unitized separate account are not registered under the Securities Act of 1933 (1933 Act) or the 1940 Act. The General Account supports the Account Value you invest in the Fixed Accounts (unless otherwise supported by a separate account), the Death Benefit in excess of Account Value and the Annuity Benefit. The non-unitized separate account supports the GROs. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GUARANTEED RATE OPTIONS
We offer GROs with Guarantee Periods of two, three, five, seven and ten years. Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available from time to time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate. The Guaranteed Interest Rate will never be less than the minimum interest rate stated on the schedule page of your contract, which will never be less than 1%.

The value of a contribution to your GRO is called the GRO Value. Assuming you haven't transferred or withdrawn any amounts, the GRO Value will be the amount you contributed plus interest at the Guaranteed Interest Rate less any annual administrative charge and optional benefit charges that may apply. We may declare an enhanced rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be guaranteed for the Guarantee Period's first year and declared at the time of purchase. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your three-year GROs will be shown as one GRO while all of your five-year GROs will appear as another GRO, even though they may have different maturity dates. However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

All contributions you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GROs
We'll notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to another Investment Option. If you do nothing, when the Guarantee Period ends, we will set up a new GRO for the same length of time as your old one, at the then-current Guaranteed Interest Rate for that Guarantee Period.

If a GRO matures and it can't be renewed for the same length of time, the new GRO will be set up for the next shortest available Guarantee Period. For example, if your mature GRO was for 10 years and when it matures, we don't offer a 10-year Guarantee Period, but we do offer a seven-year Guarantee Period, your new GRO will be for seven years. You can't renew a GRO that would mature after your Retirement Date.

MARKET VALUE ADJUSTMENTS
An MVA is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal, surrender or transfer from your GRO or if you elect an Annuity Benefit before the end of the Guaranteed Period. An MVA also applies on a Distribution on Death of the owner before the end of the Guaranteed Period, but not on the calculation of Death Benefits (which are paid on the death of the Annuitant). No MVA is made for withdrawals of the Free Withdrawal Amount or for withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, which are made within 30 days of the expiration of the GRO Guarantee Period. No MVA shall apply when withdrawals are taken to meet required minimum distributions under the Tax Code. The value after the MVA may be higher or lower than the GRO Value, but will never be less than an amount equal to your contribution to the GRO, less withdrawals and associated withdrawal charges, less transfers out of a GRO, plus interest accumulated at the minimum interest rate declared in your contract, less any annual administrative charge and less any charges for the optional benefits, if applicable.

The MVA we make to your GRO is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your contribution, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

          MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where:

          A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

          B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

          N    is the number of whole months remaining in your GRO.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates. See Appendix B for illustrations of the MVA.

SYSTEMATIC TRANSFER OPTION
We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected. STOs are available for 6 months or 1 year. All STO contributions must be transferred into other Investment Options within either six months or one year of your STO contribution, depending on which STO you select. We will automatically transfer installments of $1,000 or more each. Transfers are made monthly for the 6 month STO and either monthly or quarterly for the one-year STO. The STO is available for new contributions only. You can't transfer from other Investment Options into the STO. See "Systematic Transfer Program" in Part 9 for more details on this program.

PART 4 - DEDUCTIONS AND CHARGES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge equal to an annual effective rate of 1.60% of your Account Value in each of the Variable Account Options to cover mortality and expense risk and certain administrative expenses. A portion of the 1.60% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits or greater Death Benefits than anticipated. The expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses. A portion of the 1.60% is used to reimburse us for administrative expenses not covered by the annual administrative charge, including the cost of distribution of the contracts. We expect to make a profit from this fee. The mortality and expense risk charge can't be increased without your consent.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $50, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if you surrender the contract, select an Annuity Benefit during a Contract Year, or upon the calculation of a Death Benefit or Distribution on Death of owner.

REDUCTION OF THE MORTALITY AND EXPENSE RISK CHARGE OR ANNUAL ADMINISTRATIVE
CHARGE

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

PORTFOLIO CHARGES

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio's net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

WITHDRAWAL CHARGE

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%. The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

------------------------------------------------------------------------------
               CONTRIBUTION                 CHARGE AS A PERCENTAGE OF
                   YEAR                     THE CONTRIBUTION WITHDRAWN
------------------------------------------------------------------------------
                     1                                  7%
------------------------------------------------------------------------------
                     2                                  6%
------------------------------------------------------------------------------
                     3                                  5%
------------------------------------------------------------------------------
                     4                                  4%
------------------------------------------------------------------------------
                thereafter                              0%
------------------------------------------------------------------------------

The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current Contract Year. We don't deduct a withdrawal charge when you withdraw contributions made more than four years prior to your withdrawal. The oldest contributions are treated as the first withdrawn and more recent contributions next.

Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge. Details on the Free Withdrawal Amount are in Part 5, in the section titled "Withdrawals." Withdrawal Charges apply to the Withdrawal Charge amount itself since this amount is part of the Account Value withdrawn.

We won't deduct a withdrawal charge if:

     o    we calculate the Death Benefits on the death of the Annuitant; or

     o you use the withdrawal to buy an immediate Annuity Benefit from us with either (i) life contingencies, or (ii) a restricted prepayment option that provides for level payments over five or more years.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

DISABILITY WAIVER


We may waive the withdrawal charges on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date. We may also waive the MVA on any amounts withdrawn from the GROs. You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration. We may require proof of disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits. We reserve the right to obtain an examination by a licensed physician of our choice and our expense. Written request for any withdrawal or partial withdrawals must be made while you are still disabled. Once the disability waiver election has been made, no additional contributions will be accepted under your Contract. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner. The Disability Waiver is not available in New Hampshire or Vermont.


COMMISSION ALLOWANCE AND ADDITIONAL PAYMENTS TO DISTRIBUTORS

We generally pay a commission to the sales representative equal to a maximum of 5.00% of contributions, plus up to 1.00% trail commission paid on Account Value starting in the third Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation. We may also pay a broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could be considered a conflict of interest.

National Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret, Grant & Co., Inc., Cadaret, Grant Agency, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Inc., Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, FFP Securities, Raymond James, American Portfolios, Sterne, Agee & Leach and Linsco/Private Ledger.

OPTIONAL BENEFIT CHARGES

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of each Rider, along with details about the benefit, is provided in Part 6.

TRANSFER CHARGE

You have twelve free transfers during a Contract Year. Then we charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the twelve free transfers and we do not charge for transfers made under these programs.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

STATE PREMIUM TAX

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0 to 4%.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

YOUR CONTRIBUTIONS

          o   Minimum initial contribution       $  20,000
          o   Minimum additional contribution    $     100
          o   Maximum total contribution         $1,000,000 if the Annuitant is age 75 or younger
                                                 $  500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select the GLIA Rider. See Part 6. Contributions may also be limited by various state or federal laws or prohibited by us for all owners under the contract. If our contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law. Contributions will be accepted at any time up to four years before your Retirement Date.

Your contributions are invested in the Investment Options you select. Each contribution is credited as of the date we have received both the contribution and instructions for allocation to one or more Investment Options in good order at our Administrative Office. Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone. See "Transfers" in Part 5. Different rules apply to the GLIA investment options. See Part 6.

UNITS IN OUR SEPARATE ACCOUNT

Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge and to pay for certain optional benefits. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio's expenses.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:

o First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.

o Next, we add any dividends or capital gains distributions by the Portfolio on that day.

o Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

o Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

o Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.60%.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and for the mortality and expense risk charge.

TRANSFERS

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

o The amount transferred must be at least $100 or, if less, the entire amount in the Investment Option.

o    Transfers into the STO are not permitted.

o Transfers into a GRO must be to a newly elected GRO (that is, to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate.

o Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an MVA. See Part 3.

o You may also reallocate all of your Account Value invested in the Variable Account Options at one time and this will count as one transfer.

o    Transfers into and out of the GLIA Investment Options are restricted. See
     Part 6.

After your twelve free transfers during a Contract Year, we charge $20 for each additional transfer during that Contract Year. See Part 4, "Transfer Charge."

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Each request for a transfer must specify:

o    the contract number

o    the amounts to be transferred, and

o    the Investment Options to and from which the amounts are to be transferred.

Transfers may also be arranged through our telephone transfer service using your personal identifiers. We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. If we receive your transfer request before 4:00 p.m., Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call. Transfer requests for Variable Account Options received by us at or after 4:00 p.m., Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Different rules apply to the GLIA Investment Options. See Part 6.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY,

YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING OR FREQUENT TRADING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1. Prohibited Transfers. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

     o a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

     o a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2. Allowable Transfers Accompanying A Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.   Notification. We will notify you if your requested transfer is not made.

4. Revocation of Same-Day Transfer Privileges. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

     o If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

     o In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, internet, telephone request, or fax.

     o All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S. mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

     o Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

     o Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios' investment advisors regarding improper trading. If we are notified by a Portfolio's investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio's investment advisor's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be at least $100. The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options. You can tell us if you want your withdrawal handled differently.

For partial withdrawals, the total amount deducted from your Account Value will include:

     o    the withdrawal amount requested,


     o    plus or minus any MVA that may apply (see Part 3, "MVA"),

     o    minus any withdrawal changes that apply (see Part 4, "Withdrawal
          Charge").

The net amount you receive will be the amount you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

Certain Death Benefits are reduced by withdrawals on a proportional basis. See
Part 5, "Death Benefits Paid on Death of Annuitant."

FREE WITHDRAWAL AMOUNT
You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA. The Free Withdrawal Amount is the greater of:

     o 10% of your Account Value at the time you make your first withdrawal request during a Contract Year; or

     o    10% of your Account Value at your most recent Contract Anniversary.

During your first Contract Year, the Free Withdrawal Amount is 10% of your initial contribution received on the Contract Date.

If you don't take the Free Withdrawal Amount in any one Contract Year, you can't add it to the next year's Free Withdrawal Amount. If you completely surrender the contract, withdrawal charges on your contributions will not be reduced by your Free Withdrawal Amount.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. These payments are withdrawals from your Account Value. We will withdraw the requested payment according to the third party's instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Additional restrictions apply to withdrawals from the GLIA Investment Options. See Part 6.

ASSIGNMENTS

We do not allow partial or collateral assignment of your contract.

DEATH BENEFIT PAID ON DEATH OF ANNUITANT

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant's death, rather than upon the owner's death. You name the Annuitant's beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant's surviving beneficiary if:

     o    the Annuitant dies before the Retirement Date; and

     o    there is no contingent Annuitant.

If an Annuitant's beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate.

A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

STANDARD DEATH BENEFIT
The standard Death Benefit varies depending on the Annuitant's age on the Contract Date.

For contracts where the Annuitant's age on the Contract Date is up to and including age 85, the Death Benefit will be the greater of:

     o your total contributions, minus any withdrawals (and associated charges); or

     o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

For contracts where the Annuitant's age on the Contract Date is 86 or older the Death Benefit is:

     o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

The Death Benefit can be paid in a lump sum or as an annuity. You may select either option. If you have not selected an option before the Annuitant dies, the Annuitant's beneficiary may select either option at the Annuitant's death. However, a beneficiary that is not a natural person automatically receives a lump sum distribution.

[ ]

All Death Benefits that are reduced for withdrawals and any charges associated with the withdrawals.

DISTRIBUTION ON DEATH OF OWNER

When you, as owner, die before the Retirement Date, your entire interest in this contract is required to be distributed to the owner's beneficiary within five years. However, any interest that is payable to the owner's beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, as long as distributions begin within one year after the owner's death. This distribution is required by Section 72(s) of the Tax Code.

You name the owner's beneficiary (or beneficiaries). We will pay the owner's surviving beneficiary the Distribution on Death. If an owner's beneficiary doesn't survive the owner, then the Distribution on Death of the owner is generally paid to the owner's estate.

If there are joint owners, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owners' beneficiary will be required.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner's beneficiary at least as quickly as the method in effect when you died.

If your sole owner's beneficiary is your spouse, the contract (along with its deferred tax status) may be continued in your spouse's name as the owner.

You may change any beneficiary by sending the appropriate form in good order to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

SPOUSAL CONTINUATION

UNDER THE TAX CODE
If you (as owner) die, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, so long as your spouse is your sole beneficiary. This is called spousal continuation.

UNDER THE CONTRACT
This annuity contract also provides an enhanced type of spousal continuation (Spousal Continuation). The Spousal Continuation under this contract is available ONLY if you have structured your contract as follows:

     o    you are the sole owner and Annuitant;

     o    no contingent Annuitant is named;

     o    no joint owner is named; and

     o your spouse is the owner's sole beneficiary and the Annuitant's sole beneficiary.

Under this enhanced Spousal Continuation, we will increase the continued contract's Account Value to the same amount that would have been paid to your surviving spouse if he or she had taken the Death Benefit as a lump sum distribution. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse's contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract. When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse's beneficiary. Under this enhanced Spousal Continuation, we may also waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected, but the MVA will apply.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

DEATH CLAIMS

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary's election. During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his election.

RETIREMENT DATE AND ANNUITY BENEFIT

Your Annuity Benefit under this contract is calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant's 100th birthday (Maximum Retirement Date) by writing to the Administrative Office any time before the Maximum Retirement Date. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA), distributions may continue beyond the Maximum Retirement Date.

Upon your Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

We currently offer the following types of annuities, funded through our General
Account:

o Life and ten years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.

o Period certain annuity, which provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

o Period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

o Life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you haven't already selected a form of Annuity Benefit, within six months prior to your Retirement Date, we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

ANNUITY BENEFIT PAYMENTS

Fixed Annuity Benefit payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists as determined by the SEC so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

PART 6 - OPTIONAL BENEFITS

You may purchase one of the Riders offered with this contract, which provides an optional benefit for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.


GUARANTEED LIVING INCOME ADVANTAGE RIDER


Guaranteed Lifetime Income Advantage (GLIA) is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees lifetime payments for you (or you and your spouse) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate. Your GLIA Rider is also referred to as a guaranteed lifetime withdrawal benefit.

LIFETIME PAYOUT AMOUNT (LPA)
The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive) is called an LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your WITHDRAWAL PERCENTAGE IS LOCKED IN at the time of your first withdrawal on or after the Age 60 Contract Anniversary depending on your age at that time.

              ----------------------------------------------- --------------------------------------------
                        AGE OF (YOUNGER) ANNUITANT                       WITHDRAWAL PERCENTAGE
              ----------------------------------------------- --------------------------------------------
                                  60-64                                          4.50%
              ----------------------------------------------- --------------------------------------------
                                  65-69                                          5.00%
              ----------------------------------------------- --------------------------------------------
                                  70-74                                          5.50%
              ----------------------------------------------- --------------------------------------------
                                  75-79                                          6.00%
              ----------------------------------------------- --------------------------------------------
                               80 and above                                      7.00%
              ----------------------------------------------- --------------------------------------------

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

PAYMENT BASE
Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your BONUS BASE (until a Bonus is applied) is:

     1)   the Account Value on the date you purchase the GLIA Rider; plus
     2)   additional Contributions; less
     3)   Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

     1)   the Bonus Base immediately before the Bonus is applied; plus
     2)   the Bonus amount (see "Bonus" section below); plus
     3)   additional Contributions received after the date of the Bonus; less
     4)   Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your STEP-UP BASE (until a Step-Up is applied) is:

     1)   the Account Value on the date you purchase the GLIA Rider; plus
     2)   additional Contributions; less
     3)   Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or "step up" the Step-Up Base to equal the Account Value.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

     1)   the Step-Up Base immediately before the Step-Up is applied; plus
     2)   the Step-Up amount; plus
     3)   additional Contributions received after the date of the Step-Up; less
     4) Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

EFFECT OF WITHDRAWALS

BEFORE THE AGE 60 CONTRACT ANNIVERSARY, ALL WITHDRAWALS ARE NONGUARANTEED WITHDRAWALS and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including Withdrawal Charges, if any.

AFTER THE AGE 60 CONTRACT ANNIVERSARY, withdrawals do not reduce your Bonus Base and Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount which exceeds your LPA (including any Withdrawal Charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The ADJUSTED NONGUARANTEED WITHDRAWAL AMOUNT is the amount of the Nonguaranteed Withdrawal (which includes any Withdrawal Charges) multiplied by the greater of:

     o    1.0; or

     o Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal. If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here's an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

     o    Your Account Value is $75,000 and your Payment Base is $100,000

     o    You take a Nonguaranteed Withdrawal in the amount of $5,000

     o Your Account Value will be reduced by $5,000, and your Payment Base will be reduced by $6,667

OTHER IMPORTANT FACTS ABOUT WITHDRAWALS:

>> YOU WILL NOT RECEIVE THE INTENDED BENEFIT OF THIS RIDER IF YOU TAKE NONGUARANTEED WITHDRAWALS. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

>> WITHDRAWAL CHARGES MAY APPLY. If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable Withdrawal Charges will be waived. If you withdraw more than the Free Withdrawal amount and the withdrawal is a Nonguaranteed Withdrawal, Withdrawal Charges, if any, will be applied. See Part 4, "Withdrawal Charge" and Part 5, "Withdrawals."

>> WITHDRAWALS MUST BE TAKEN PRO-RATA FROM YOUR INVESTMENT OPTIONS. You cannot make a Withdrawal from specific Investment Options.

ANNUAL PROCESSING DATE
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

BONUS
The Bonus amount is equal to your Bonus Percentage multiplied by all contributions minus all withdrawals (including Withdrawal Charges if any.) Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse) at the time each Bonus is calculated.

                ----------------------------------------------------------------
                       AGE OF (YOUNGER) ANNUITANT         BONUS PERCENTAGE
                ----------------------------------------------------------------
                               69 or below                     5.00%
                ----------------------------------------------------------------
                                  70-74                        5.50%
                ----------------------------------------------------------------
                                  75-79                        6.00%
                ----------------------------------------------------------------
                              80 and above                     7.00%
                ----------------------------------------------------------------

If you do not take withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year. The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA CHARGE
We deduct an annual charge for the Individual GLIA Rider of 0.60% and an annual charge for the Spousal GLIA Rider of 0.80%. The 0.60% (or 0.80 %) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4. We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro-rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice or accept additional charge increases and will not receive additional Step-Ups.

GLIA INVESTMENT STRATEGIES
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in ONLY ONE of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)

GLIA INVESTMENT STRATEGY 1 - You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

   --------------------------------------- ------------------------------------ -------------------------------------
   TOUCHSTONE VST                          TOUCHSTONE VST                       TOUCHSTONE VST
   CONSERVATIVE ETF PORTFOLIO              MODERATE ETF PORTFOLIO               AGGRESSIVE ETF PORTFOLIO
   0 - 100%                                0 - 100%                             0 - 50%
   --------------------------------------- ------------------------------------ -------------------------------------


GLIA INVESTMENT STRATEGY 2 - You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

   ---------------------------- ----------------------------- -------------------------- --------------------------
   FIDELITY VIP FREEDOM         FIDELITY VIP FREEDOM          FIDELITY VIP FREEDOM       FIDELITY VIP FREEDOM
   2010 PORTFOLIO               2015 PORTFOLIO                2020 PORTFOLIO             2025 PORTFOLIO
   ---------------------------- ----------------------------- -------------------------- --------------------------

GLIA INVESTMENT STRATEGY 3 - You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

------------------------------------ --------------------------------- ------------------------------- -----------------------------
  MINIMUM ALLOCATION 30- MAXIMUM      MINIMUM ALLOCATION 40 MAXIMUM        MAXIMUM ALLOCATION 20%          MAXIMUM ALLOCATION 10%
          ALLOCATION 60%                      ALLOCATION-70%
------------------------------------ --------------------------------- ------------------------------- -----------------------------
         FIXED INCOME                          CORE EQUITY                      NON CORE EQUITY                   ALTERNATIVE
o      Fidelity VIP Investment       o      Fidelity VIP Asset         o      DWS Small Cap Index      o      PIMCO VIT All Asset
       Grade Bond                           Manager                           VIP
o      PIMCO VIT Total Return        o      Fidelity VIP Balanced      o      Fidelity VIP             o      PIMCO VIT Commodity
                                                                              Disciplined Small Cap           RealReturn Strategy

                                     AN - 38

o      Touchstone VST Core Bond      o      Fidelity VIP               o      Fidelity VIP Dynamic     o      Rydex VT Absolute
                                            Contrafund                        Capital Appreciation            Return Strategies
                                     o      Fidelity VIP               o      Fidelity VIP Mid Cap     o      Rydex VT Hedged
                                            Equity-Income                                                     Equity
                                     o      Fidelity VIP Growth &      o      FTVIPT Franklin          o      Rydex VT Sector
                                            Income                            Small Cap Value                 Rotation
                                                                              Securities
                                     o      Fidelity VIP Growth        o      Touchstone VST Baron     o      Van Kampen UIF U.S.
                                            Opportunities                     Small Cap                       Real Estate
                                     o      Fidelity VIP Growth        o      Touchstone VST Mid
                                                                              Cap Growth                           HIGH YIELD
                                     o      Fidelity VIP Index 500     o      Touchstone VST Third     o      Fidelity VIP High
                                                                              Avenue Value                    Income
                                     o      FTVIPT Franklin Growth     o      Van Kampen LIT           o      FTVIPT Franklin
                                            and Income Securities             Strategic Growth                Income Securities
                                     o      FTVIPT Franklin Large                                      o      Touchstone VST High
                                            Cap Growth Securities                INTERNATIONAL                Yield
                                     o      FTVIPT Mutual Shares       o      Fidelity VIP
                                            Securities                        Overseas                           SHORT DURATION
                                     o      Touchstone VST             o      FTVIPT Templeton         o      PIMCO VIT Low
                                            Aggressive ETF                    Foreign Securities              Duration
                                     o      Touchstone VST             o      FTVIPT Templeton         o      PIMCO VIT Real
                                            Conservative ETF                  Growth Securities               Return
                                     o      Touchstone VST             o      Van Kampen UIF           o      Touchstone VST Money
                                            Enhanced ETF                      Emerging Markets Debt           Market
                                     o      Touchstone VST Large       o      Van Kampen UIF
                                            Cap Core Equity                   Emerging Markets Equity
                                     o      Touchstone VST
                                            Moderate ETF
                                     o      Van Kampen LIT
                                            Comstock
------------------------------------ --------------------------------- ------------------------------- -----------------------------

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, "Your Investment Options" as well as the underlying Portfolio prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

TRANSFER AND ALLOCATION RESTRICTIONS
The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

>> Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

>> To change your investment allocation, you can make one or more transfers among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy. You must make your transfers at the same time.

>> Your first transfer is allowed 90 days after the Contract Date. Each transfer starts a 90-day waiting period before you can make another transfer.

>> We will automatically rebalance your Investment Options quarterly. The transfers resulting from automatic rebalancing do not trigger a 90-day waiting period.

YOUR FINANCIAL PROFESSIONAL OR A THIRD PARTY MAY OFFER YOU ASSET ALLOCATION OR INVESTMENT ADVISORY SERVICES RELATED TO THIS ANNUITY CONTRACT OR RIDER FOR AN ADDITIONAL FEE TO BE DEDUCTED FROM YOUR CONTRACT. SUCH FEES ARE CONSIDERED WITHDRAWALS AND COULD CAUSE A NONGUARANTEED WITHDRAWAL OR MAKE

YOU INELIGIBLE TO RECEIVE A BONUS. THEREFORE, IF YOU PURCHASE THE GLIA RIDER, WE DO NOT RECOMMEND USING THIS ANNUITY CONTRACT TO PAY FOR SUCH SERVICES.

CONTRIBUTION LIMITS

o Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

o    Each additional contribution must be at least $1,000.

o You cannot make additional contributions after the older Annuitant's 80th birthday or during the Guaranteed Payment Phase.

o Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

WITHDRAWAL PROTECTION FOR REQUIRED MINIMUM DISTRIBUTIONS
If you have a tax-qualified annuity Contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS minimum distributions requirements after you turn 70 1/2.

We will calculate the required minimum distribution with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity Contract only. We do not take into account your other assets or distributions in making this calculation.

You may take the greater of your LPA or your required minimum distribution from your GLIA Rider without causing a Nonguaranteed Withdrawal. However, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section, above.

You must take your first annual required minimum distribution in the calendar year you turn age 70 1/2. We reserve the right to maKe any changes we deem necessary to comply with the tax laws. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING THE GLIA RIDER.

GUARANTEED PAYMENT PHASE
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the "Termination" section below. We will send you a written notice when the annuity Contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive). The Guaranteed Payment Phase will end if the Rider terminates. See "Termination" section below.

CONTRACT STRUCTURE
While this Rider is in effect:
     1. You must be the Owner and Primary Annuitant. (You may be the beneficial owner through a custodial account.)
     2.   Joint Owners are not allowed.
     3.   Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:
     4.   You must name your spouse as the Spousal Annuitant.
     5. You must name your spouse as the Owner's Sole Beneficiary and the Annuitant's Sole Beneficiary.

     6. We will only accept a legal spouse as defined under the federal Defense of Marriage Act (1 U.S.C. ss.7), which means one spouse of the opposite sex.
     7. IF YOU AND YOUR SPOUSE ARE MORE THAN 10 YEARS APART IN AGE, THE SPOUSAL GLIA RIDER IS PROBABLY NOT SUITABLE FOR YOU.

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant. WE WILL NOT REDUCE THE RIDER CHARGE IF YOU REMOVE A SPOUSE. The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage, therefore lifetime withdrawals are not guaranteed for the lives of both you and your spouse under the Spousal Rider if you are divorced. You must provide us with notice of the divorce or termination of marriage. If a spouse is removed, you can name new Owner's Beneficiaries and Annuitant's Beneficiaries.

CANCELLATION AND TERMINATION OF RIDER
You may cancel the Rider after it has been in effect for five Contract Years. You will have a 45 day window to cancel your Rider each Contract Year after that.

This Rider will terminate automatically on the earliest of the following dates:
     1.   The date you die (or survivor of you and your spouse dies);
     2.   The date the Payment Base equals zero;
     3.   The date a Nonguaranteed Withdrawal reduces the Account Value to zero;
     4. The date before the Age 60 Contract Anniversary that the Account Value to zero;
     5.   The date that you transfer ownership of the Contract;
     6. The date you assign the Contract or any benefits under the Contract or Rider;
     7.   The date a Death Benefit is elected under the Contract;
     8. On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;
     9.   The date you elect an Annuity Benefit under the contract;
     10.  The date you cancel this Rider;
     11.  The date the Contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

ADDITIONAL RESTRICTIONS
The following additional restrictions apply to your annuity Contract if you elect the GLIA Rider:

>> For the Individual Rider, you must be between 50 and 80 years old on the date your elect the Rider. For the Spousal Rider, the older of you and your spouse must be between 60 and 80 years old on the date you elect the Rider.

>> The Guaranteed Rate Options and Systematic Transfer Option are not available.

>>   Dollar Cost Averaging is not available.

>>   Systematic contributions are not available.

THE ADDITION OF THE GLIA RIDER TO YOUR ANNUITY CONTRACT MAY NOT ALWAYS BE IN YOUR BEST INTEREST. For example: (i) if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you are primarily seeking long-term asset growth and do not plan to take withdrawals until ten years or more after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost; (iii) if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or (iv) if your are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS AND CAREFULLY CONSIDER YOUR ALTERNATIVES BEFORE DECIDING IF THE GLIA RIDER IS SUITABLE FOR YOUR NEEDS.

We reserve the right to discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

EXAMPLES
Please see Appendix C for hypothetical examples that illustrate how the GLIA Rider works.

HIGHEST ANNIVERSARY DEATH BENEFIT RIDER

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant's age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:

     o your highest Account Value on any Contract Anniversary up to and including Annuitant's age 75, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or

     o    the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.

The charge for the HADB Rider is an annual effective rate of 0.20% on the value of your Variable Account Options. This charge is assessed at the end of each calendar quarter for the life of the contract.

EFFECT OF WITHDRAWALS ON THE HIGHEST ANNIVERSARY DEATH BENEFIT

If you take withdrawals, we will make a proportional adjustment to your highest Account Value on any Contract Anniversary for purposes of determining Death Benefit only. This means that your stepped-up Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. For example:

     o If your highest Account Value on a Contract Anniversary is $100,000, and

     o after that Contract Anniversary, you take a withdrawal of $10,000 when your current Account Value is $90,000.

     o the withdrawal reduces the highest Account Value by 11.11% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000/$90,000).

     o Therefore, your highest Account Value (for purposes of determining Death Benefit only) is reduced by $11,111.

Because the Account Value at the time of the withdrawal in this example is less than the highest Account Value, the highest Account Value (for purposes of determining Death Benefit only) is decreased by a larger dollar amount than the partial withdrawal amount. If the Account Value at the time of the withdrawal was more than the highest Account Value, the highest Account Value (for purposes of determining Death Benefit only) would be decreased by a smaller dollar amount than the partial withdrawal amount.

PART 7 - VOTING RIGHTS

HOW PORTFOLIO SHARES ARE VOTED

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholder's meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting. All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require contract owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options. We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

     o    our tax status
     o    the tax status of the contract
     o the type of retirement plan, if any, for which the contract is purchased
     o    the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. National Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

YOUR CONTRACT IS AN ANNUITY

>> You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.
>> You may purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.
>> You may also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan.

This prospectus covers the basic tax rules to an annuity purchased with after tax-dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Tax Code governs the taxation of annuities. In general, contributions you put into a non-qualified annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, you are not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge or any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

Your can take withdrawals from the contract or you can elect an Annuity Benefit. The tax implications are different for each type of distribution.

     o Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were ruled over to the contract in a tax-free exchange.

     o If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of the investment to your expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of each annuity payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

     o    you are 59 1/2 or older

     o    payment is a result of the owner's death

     o payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancy) of the taxpayer and beneficiary

     o payment is a result of the taxpayer becoming disabled within the meaning of Tax Code section 72(m)(7)

     o payment is from certain qualified plans (note, however, other penalties may apply)

     o payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

     o payment is under certain types of qualified plans held by the employer until the employee separates from service

     o payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (non-qualified contracts only)

     o payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

     o    payment is for certain higher education expenses (IRA only)

     o payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code. Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. Also, we do not offer loans through our annuity contracts even if the qualified plan does.

INHERITED IRAS
This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner's beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The owner's beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional contributions to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a required minimum distribution (RMD) must be withdrawn each year from an inherited IRA. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLAN
IRAs and qualified retirement plans, such as 401(k) plans provide you with tax-deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A QUALIFIED RETIREMENT PLAN (SUCH AS 401(K) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as the Death Benefit, Annuity Benefit or Optional Riders.

This contract offers an enhanced Death Benefit. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(A), 403(B), OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY OFFERING AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office listed in the Glossary.

IMPACT OF TAXES ON THE COMPANY

We may charge the Separate Account for taxes. We can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWAL PROGRAM

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal Amount to be used. The minimum Systematic Withdrawal is $100. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. You may specify an account for direct deposit of your Systematic Withdrawals. Withdrawals under this program are treated as ordinary withdrawals under the contract and are subject to income tax and a 10% tax penalty if you are under age 59 1/2. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time.

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract anytime before you reach age 59 1/2. You won't have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

     o    the date you reach age 59 1/2; or

     o    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution, subject to a $100 minimum. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days' prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program. Withdrawals under this program are treated as ordinary withdrawals under the contract. This program is not available with the GLIA Rider.

CHOICES PLUS REQUIRED MINIMUM DISTRIBUTION PROGRAM

We office a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70 1/2. The Tax Code requires that you take minimum distributions from an IRA beginning on or before April 1st of the calendar year following the calendar year in which you turn 70 1/2 years old. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus Required Minimum Distribution Program for your IRA at any time if you're age 70 1/2 or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these calculations are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs. This program is not available with the GLIA Rider. See Part 6, "Withdrawal Protection for Required Minimum Distributions."

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund, Service Class, to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option. The minimum transfer to each Investment Option is $100. We won't charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won't count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don't have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available in connection with the GLIA Investment Options.

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which we transfer contributions from a STO to one or more other Investment Options on a monthly or quarterly basis. We'll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select. If you don't have enough Account Value in the STO to transfer to each investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. You cannot transfer Account Value into an STO.

There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a Contract Year.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states. This feature is not available with the GLIA Rider.

CUSTOMIZED ASSET REBALANCING PROGRAM

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. Fixed Accounts are not included in the Customized Asset Rebalancing Program. If you elect the GLIA Rider, a different rebalancing program is used. See Part 6. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won't count towards your twelve free transfers.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day's prior written notice, and you may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your investment portfolio.

SYSTEMATIC CONTRIBUTIONS PROGRAM

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Contributions to the GLIA Investment Options may not be made via the Systematic Contribution Program.

LEGAL PROCEEDINGS

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 - National Integrity and Custodian
Part 2 - Distribution of the Contract
Part 3 - Performance Information
Part 4 - Determination of Accumulation Unit Values
Part 5 - Distributions from Tax Favored Retirement Programs
Part 6 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
National Integrity Life Insurance Company
15 Matthews Street #200
Goshen, New York 10924
ATTN: Request for SAI of Separate Account I (AdvantEdge)

PART 10 - PRIOR CONTRACTS

Over time, we have made changes to the GrandMaster line of variable annuity contracts. You may own a prior version of the GrandMaster contract sold under the name GrandMaster, GrandMaster II, GrandMaster III, Heritage Asset Builder or GrandMaster flex3. Material features in prior versions of the GrandMaster contract that differ from the AdvantEdge contract we are currently offering are described below. The dates given are the company roll-out dates, but these dates vary state by state. Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

CONTRACTS ISSUED FROM MAY 1, 2002 TO FEBRUARY 25, 2008 (GRANDMASTER FLEX3)

Annual Administrative Charge

         -------------------------------------------------------------------------------------- -----------------
         Annual Administrative Charge(11)                                                       $50
         -------------------------------------------------------------------------------------- -----------------

Separate Account Annual Expenses as a percentage of value charged

         -------------------------------------------------------------------------------------- -----------------
         Mortality and Expense Risk Charge(12)                                                  1.55%
         -------------------------------------------------------------------------------------- -----------------

The PIMCO Variable Insurance Trust Portfolios and the Rydex Variable Trust Portfolios are not available to GrandMaster flex3 contract owners.

Withdrawal Charge

             -------------------------------------------------------------------
                         Contribution             Charge as a percentage of the
                             Year                    contribution withdrawn
             -------------------------------------------------------------------
                              1                                7%
             -------------------------------------------------------------------
                              2                                6%
             -------------------------------------------------------------------
                              3                                5%
             -------------------------------------------------------------------
                          thereafter                           0%
             -------------------------------------------------------------------

Standard Death Benefit
The standard Death Benefit varies depending on the Annuitant's age on the Contract Date.

For contracts where the Annuitant's age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

     o highest Account Value on any Contract Anniversary before Annuitant's age 76, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges)received after that Contract Anniversary; or

     o    total contributions, minus any withdrawals (and associated charges);
          or

     o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

For contracts where the Annuitant's age on the Contract Date is 86 or older the Death Benefit is:

     o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

CONTRACTS ISSUED UNTIL MAY 1, 2002 (GRAND MASTER I, II AND III)

-----------------------------
(11) This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.
(12) Assessed daily on the amount allocated to the Variable Account Options

Contract Owner Transaction Expenses

                   --------------------------------------------------------------------------------------- -------------
                   Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(13)    8%
                   --------------------------------------------------------------------------------------- -------------
                   Transfer Charge (for each transfer after 12 transfers in one Contract Year)(14)         $20
                   --------------------------------------------------------------------------------------- -------------

Annual Administrative Charge

                   --------------------------------------------------------------------------------------- -------------
                   Annual Administrative Charge(15)                                                        $30
                   --------------------------------------------------------------------------------------- -------------

Separate Account Annual Expenses as a percentage of value charged

                   --------------------------------------------------------------------------------------- -------------
                   Mortality and Expense Risk Charge                                                       1.35%
                   --------------------------------------------------------------------------------------- -------------

Total Annual Portfolio Operating Expenses for the Portfolios in which you may purchase a class of shares that is different from the table in Part 1 of this prospectus. All other portfolios and expenses are the same as in the table in
Part 1.

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------
PORTFOLIO                                                            MANAGE-                            ACQUIRED       TOTAL
                                                                      MENT       12B-1      OTHER         FUND         ANNUAL
                                                                      FEES        FEE     EXPENSES      EXPENSES      EXPENSES
------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------
Fidelity VIP Asset Manager Portfolio, Initial Class(16)               0.52%       N/A       0.13%         N/A          0.65%
------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------
Fidelity VIP Contrafund Portfolio, Initial Class(11)                  0.57%       N/A       0.09%         N/A          0.66%
------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------
Fidelity VIP Equity-Income Portfolio, Initial Class(11)               0.47%       N/A       0.10%         N/A          0.57%
------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------
Fidelity VIP Growth & Income Portfolio, Initial Class(11),(17)        0.47%       N/A       0.13%         N/A          0.60%
------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------
Fidelity VIP Growth Opportunities Portfolio, Initial Class(12),(18)   0.57%       N/A       0.15%         N/A          0.72%
------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------
Fidelity VIP High Income Portfolio, Initial Class                     0.57%       N/A       0.14%         N/A          0.71%
------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------
Touchstone VST Money Market Fund, Initial Class(19)                   0.18%       N/A       0.50%         N/A          0.66%
------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------

----------------------------
(13) or contracts issued before approximately February 15, 1997, the maximum withdrawal charge was 7%
(14) For contracts issued before approximately May 1, 1996, the transfer a charge is $25 per transfer after your 12 free transfers.
(15) This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year
(16) A portion of the brokerage commissions that each Fidelity VIP Portfolio pays may be reimbursed and used to reduce that portfolio's expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce the portfolio's custodian expenses. Including these reductions, the total class operating expenses for these Portfolios would have been as set forth in the table in below. These offsets may be discontinued at any time.

--------------------------------------------------------------------------------
                                                     Net Total Expenses after
Fidelity VIP Portfolio                            Arrangements Described Above
--------------------------------------------------------------------------------
Asset Manager, Initial Class                               0.63%
--------------------------------------------------------------------------------
Contrafund, Initial Class                                  0.65%
--------------------------------------------------------------------------------
Growth & Income, Initial Class                             0.59%
--------------------------------------------------------------------------------
Growth Opportunities, Initial Class                        0.67%
--------------------------------------------------------------------------------
Equity-Income, Initial Class                               0.56%
--------------------------------------------------------------------------------

(17) Not available in Grand Master I
(18) A portion of the brokerage commissions that the portfolio pays may be reimbursed and used to reduce the portfolio's expenses. Including this reduction, the total class operating expenses for these portfolios would have been 0.67%. These offsets may be discontinued at any time.
(19) The advisor has contractually agreed until at least December 31, 2007 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

-------------------------------------- -------------------------------------------- --------------------------------------------
                                          Net Total Expenses after Arrangements        Net Total Expenses after Arrangements
Touchstone Variable Series Trust       Described Above with Acquired Fund Expenses     Described Above without Acquired Fund
Portfolio                                                                                            Expenses
-------------------------------------- -------------------------------------------- --------------------------------------------
Aggressive ETF, Initial Class                             0.70%                                        0.50%
-------------------------------------- -------------------------------------------- --------------------------------------------
Conservative ETF, Initial Class                           0.68%                                        0.50%
-------------------------------------- -------------------------------------------- --------------------------------------------
Enhanced ETF, Initial Class                               0.76%                                        0.50%
-------------------------------------- -------------------------------------------- --------------------------------------------
Moderate ETF, Initial Class                               0.70%                                        0.50%
-------------------------------------- -------------------------------------------- --------------------------------------------
Money Market, Initial Class                               0.28%                                        0.28%
-------------------------------------- -------------------------------------------- --------------------------------------------

------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------
Touchstone VST Aggressive ETF Fund, Initial Class(14)                 0.40%       N/A       0.78%        0.20%         1.38%
------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------
Touchstone VST Conservative ETF Fund, Initial Class(14)               0.40%       N/A       1.01%        0.18%         1.59%
------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------
Touchstone VST Enhanced ETF Fund, Initial Class(14)                   0.40%       N/A       0.45%        0.26%         1.11%
------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------
Touchstone VST Moderate ETF Fund, Initial Class(14)                   0.40%       N/A       0.62%        0.20%         1.22%
------------------------------------------------------------------ ------------ -------- ------------ ------------- -------------

Maximum Number of Investment Options
You may invest in, or have allocations directed to, a total of ten investment options at any time.

The PIMCO Variable Insurance Trust Portfolios and the Rydex Variable Trust Portfolios are not available to GrandMaster I, II and III contract owners.

ADDITIONAL INFORMATION FOR CONTRACTS ISSUED BEFORE FEBRUARY 15, 1997

Disability Waivers aren't available for contracts issued before February 15,
1997

The systematic transfer option is not available for contracts issued before July 7, 1998.

Death Benefits

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

o your current Account Value on the day we receive due proof of death and beneficiary's election form in good order,

o the Account Value at the beginning of the seventh Contract Year, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges), or

o your total contributions less the sum of withdrawals (and associated charges).

For contracts issued on or after January 1, 1995, the amount of the death benefit is the greatest of:

o your current Account Value on the day we receive due proof of death and beneficiary's election form in good order

o the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges), or

o your total contributions less the sum of withdrawals (and associated charges).


ALL CONTRACTS ISSUED BETWEEN MAY 1, 2002 AND NOVEMBER 17, 2003

Separate Account Annual Expenses as a percentage of value charged

         -------------------------------------------------------------------------------------- -----------------
         Mortality and Expense Risk Charge                                                      1.55%
         -------------------------------------------------------------------------------------- -----------------
         Optional AVO Charge (maximum charge 3%)                                                0.45%
         -------------------------------------------------------------------------------------- -----------------
         Highest Possible Total Separate Account Annual Expenses                                2.00%
         -------------------------------------------------------------------------------------- -----------------

Additional Features
The Added Value Option (AVO) was available. The AVO was an optional benefit Rider available for an additional cost, which is shown in the table below. If you selected the AVO (you would have selected the AVO at the time of application) we credited from 1% up to 3% of all your contributions made during the first Contract Year. For example, if $50,000 was contributed and the 3% AVO was selected, we would have credited $1500 to your Account Value.

-------------------------------- -------------------------------------- ------------------------------------------------
    AVO PERCENTAGE ELECTED          CHARGE AT ANNUAL EFFECTIVE RATE         TOTAL SEPARATE ACCOUNT CHARGES WITH AVO
-------------------------------- -------------------------------------- ------------------------------------------------
              1%                                 0.15%                                       1.70%
-------------------------------- -------------------------------------- ------------------------------------------------
              2%                                 0.30%                                       1.85%
-------------------------------- -------------------------------------- ------------------------------------------------
              3%                                 0.45%                                       2.00%
-------------------------------- -------------------------------------- ------------------------------------------------

The dollar amount of the charge for the AVO is subject to a minimum and maximum amount. For a 1% credit the minimum amount is .145% multiplied by first-year total contributions and the maximum amount is .182% multiplied by first-year total contributions. To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the AVO you select. First-Year Total Contributions are all deposits made into the annuity, whether by your contribution or by us, during the first Contract Year.

---------------------------------------- -------------------------------------- --------------------------------------
        AVO PERCENTAGE ELECTED                   MINIMUM PERCENTAGE                      MAXIMUM PERCENTAGE
---------------------------------------- -------------------------------------- --------------------------------------
                  1%                                    0.145%                                 0.182%
---------------------------------------- -------------------------------------- --------------------------------------
                  2%                                    0.290%                                 0.364%
---------------------------------------- -------------------------------------- --------------------------------------
                  3%                                    0.435%                                 0.546%
---------------------------------------- -------------------------------------- --------------------------------------

This fee is assessed quarterly to the Account Value for seven Contract Years. Therefore, the fee will be assessed against any contributions you make after the first Contract Anniversary, which do not receive any AVO credit. Over time, the benefit of the AVO may be more than offset by the fees associated with the option.

We use this charge as well as a portion of the withdrawal charge and mortality and expense risk charge to recover the cost of providing the AVO. We intend to make a profit from these fees and charges. Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings. Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the AVO. Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the Fixed Accounts, you will not benefit from the AVO. The approximate average annual investment performance threshold needed to benefit from the AVO is as follows:

---------------------------------------- -----------------------------------------------------------------------------
        AVO PERCENTAGE ELECTED                   APPROXIMATE AVERAGE ANNUAL INVESTMENT PERFORMANCE THRESHOLD
---------------------------------------- -----------------------------------------------------------------------------
                  1%                                                        7.70%
---------------------------------------- -----------------------------------------------------------------------------
                  2%                                                        8.05%
---------------------------------------- -----------------------------------------------------------------------------
                  3%                                                        8.40%
---------------------------------------- -----------------------------------------------------------------------------

Some or all of the AVO will be recaptured by the company if withdrawals in excess of the Free Withdrawal Amount were taken. The chart below shows what portion of the AVO originally credited was recaptured. The factors in the chart were applied to a percentage of the AVO amount credited, where the percentage equals the amount subject to a withdrawal charge divided by the Account Value at the time of withdrawal. The amount recaptured is based upon the year the withdrawal is taken. The total amount recaptured will never exceed what was credited. We do not waive the recapture of the Added Value Option for Minimum Required Distributions from a tax-qualified annuity under the Code. Any part of the Added Value Option distributed as part of a minimum required distribution will be subject to the recapture schedule above.

--------------------------------------------------------------------------------
             CONTRACT YEAR                           AMOUNT OF AVO RECAPTURED
--------------------------------------------------------------------------------
                   1                                           100%
--------------------------------------------------------------------------------
                   2                                           100%
--------------------------------------------------------------------------------
                   3                                            85%
--------------------------------------------------------------------------------
                   4                                            70%
--------------------------------------------------------------------------------
                   5                                            55%
--------------------------------------------------------------------------------
                   6                                            40%
--------------------------------------------------------------------------------
                   7                                            25%
--------------------------------------------------------------------------------
                   8                                             0%
--------------------------------------------------------------------------------

Death Benefit

For Contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the Contract's 10th anniversary date, if later) before annuity payments have started, the death benefit is the greatest of:

o your highest Account Value on any contract anniversary before age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

o    total contributions, minus withdrawals (and associated charges); or

o your current Account Value on the day we receive due proof of death and beneficiary's election form in good order.

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I OF NATIONAL INTEGRITY (ADVANTEDGE)

For the Variable Account Options we currently offer, the table below shows the following data for AdvantEdge contracts with a mortality and expense risk charge of 1.60%, issued after approximately February 25, 2008 (date varies by state):
Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception

------------------------------------------------------------ ---------------
                                                                INCEPTION
                                                                  VALUE
------------------------------------------------------------ ---------------

DWS SMALL CAP INDEX VIP, CLASS B (1351)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------------------ ---------------

FIDELITY VIP ASSET MANAGER, SERVICE CLASS 2 (1332)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP BALANCED, SERVICE CLASS 2 (1337)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP CONTRAFUND, SERVICE CLASS 2 (1335)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE CLASS 2 (1342)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION, SERVICE CLASS 2
(1341)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------


                                    GMI - 54

------------------------------------------------------------ ---------------
                                                                INCEPTION
                                                                  VALUE
------------------------------------------------------------ ---------------
FIDELITY VIP EQUITY INCOME, SERVICE CLASS 2 (1333)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2 (1343)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2 (1344)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2 (1345)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2 (1346)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2 (1347)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP GROWTH, SERVICE CLASS 2 (1334)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------------------ ---------------


                                    GMI - 55

------------------------------------------------------------ ---------------
                                                                INCEPTION
                                                                  VALUE
------------------------------------------------------------ ---------------

FIDELITY VIP GROWTH & INCOME, SERVICE CLASS 2 (1338)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP GROWTH OPPORTUNITIES, SERVICE CLASS 2 (1339)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP HIGH INCOME, SERVICE CLASS 2 (1329)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP INDEX 500, SERVICE CLASS 2 (1336)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP INVESTMENT GRADE BOND, SERVICE CLASS 2 (1330)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP MID-CAP, SERVICE CLASS 2 (1340)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (1331)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

                                    GMI - 56

------------------------------------------------------------ ---------------
                                                                INCEPTION
                                                                  VALUE
------------------------------------------------------------ ---------------
FTVIPT FRANKLIN GROWTH & INCOME SECURITIES, CLASS 2 (1326)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2 (1327)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FTVIPT FRANKLIN LARGE CAP GROWTH
SECURITIES, CLASS 2 (1323)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES, CLASS 2 (1328)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FTVIPT FRANKLIN MUTUAL SHARES SECURITIES, CLASS 2 (1325)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS 2 (1322)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2 (1324)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

                                    GMI - 57

------------------------------------------------------------ ---------------
                                                                INCEPTION
                                                                  VALUE
------------------------------------------------------------ ---------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR CLASS (1371)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

PIMCO VIT COMMODITYREALRETURN STRATEGY PORTFOLIO,
ADVISOR CLASS (1370)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period
------------------------------------------------------------ ---------------

PIMCO VIT LOW DURATION PORTFOLIO, ADVISOR CLASS (1368)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

PIMCO VIT REAL RETURN, ADVISOR CLASS (1369)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

PIMCO VIT TOTAL RETURN, ADVISOR CLASS (1367)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

RYDEX VT ABSOLUTE RETURN STRATEGIES FUND (1373)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

RYDEX VT HEDGED EQUITY FUND (1374)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

RYDEX VT SECTOR ROTATION FUND (1372)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

                                    GMI - 58

------------------------------------------------------------ ---------------
                                                                INCEPTION
                                                                  VALUE
------------------------------------------------------------ ---------------

TOUCHSTONE VST BARON SMALL CAP (1361)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

TOUCHSTONE VST CORE BOND (1353)
Unit value at beginning of period                                $10.00
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

TOUCHSTONE VST HIGH YIELD (1357)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

TOUCHSTONE VST LARGE CAP CORE EQUITY (1358)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

TOUCHSTONE VST MID CAP GROWTH (1354)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

TOUCHSTONE VST MONEY MARKET (1359)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

TOUCHSTONE VST THIRD AVENUE VALUE (1360)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

TOUCHSTONE VST AGGRESSIVE ETF (1365)
Unit value at beginning of period
Unit value at end of period                                      $10.00

------------------------------------------------------------ ---------------

                                    GMI - 59

------------------------------------------------------------ ---------------
                                                                INCEPTION
                                                                  VALUE
------------------------------------------------------------ ---------------
Units outstanding at end of period
------------------------------------------------------------ ---------------

TOUCHSTONE VST CONSERVATIVE ETF (1363)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

TOUCHSTONE VST ENHANCED ETF (1366)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

TOUCHSTONE VST MODERATE ETF (1364)
Unit value at beginning of period
Unit value at end of period                                      $10.00
Units outstanding at end of period

------------------------------------------------------------ ---------------

VAN KAMPEN LIT COMSTOCK, CLASS II (1321)                         $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1320)                 $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II (1349)            $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

VAN KAMPEN UIF EMERGING MARKETS  EQUITY, CLASS II (1350)         $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period

------------------------------------------------------------ ---------------

VAN KAMPEN UIF US REAL ESTATE, CLASS II (1348)                   $10.00
Unit value at beginning of period
Unit value at end of period

------------------------------------------------------------ ---------------


                                    GMI - 60

------------------------------------------------------------ ---------------
                                                                INCEPTION
                                                                  VALUE
------------------------------------------------------------ ---------------
Units outstanding at end of period
------------------------------------------------------------ ---------------


                                    GMI - 61

APPENDIX A


FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I OF NATIONAL INTEGRITY (GRANDMASTER FLEX3)

For the Variable Account Options we currently offer, the table below shows the following data for GrandMaster flex3 contracts with a mortality and expense risk charge of 1.55%, issued after approximately May 1, 2002: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
DWS SMALL CAP INDEX, CLASS B (154)
Unit value at beginning of period                  $14.08      $13.75       $11.89       $8.27            -           -           -
Unit value at end of period                        $16.24      $14.08       $13.75      $11.89        $8.27
Number of units outstanding at end of period       17,655      15,724       15,397      12,478            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP ASSET MANAGER, SERVICE CLASS 2
(172)
Unit value at beginning of period                  $10.58      $10.36            -           -            -           -           -
Unit value at end of period                        $11.16      $10.58       $10.36
Number of units outstanding at end of period       20,969      23,811       18,513

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP BALANCED, SERVICE CLASS 2 (170)
Unit value at beginning of period
Unit value at end of period                        $12.01      $11.56       $11.17           -            -           -           -
Number of units outstanding at end of period       $13.18      $12.01       $11.56      $11.17
                                                   29,851      26,465       25,791       2,656

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP CONTRAFUND FUND, SERVICE CLASS
2 (102)
Unit value at beginning of period                  $14.58      $12.70       $11.20       $8.88            -           -           -
Unit value at end of period                        $16.00      $14.58       $12.70      $11.20        $8.88
Number of units outstanding at end of period      137,345     119,897       57,352      17,116          860

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (1304)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
DWS SMALL CAP INDEX, CLASS B (154)                                             -
Unit value at beginning of period                      -           -                $10.00
Unit value at end of period
Number of units outstanding at end of period                                        5-1-02

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP ASSET MANAGER, SERVICE CLASS 2
(172)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                                        5-1-04

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP BALANCED, SERVICE CLASS 2 (170)
Unit value at beginning of period
Unit value at end of period                            -           -           -    $10.00
Number of units outstanding at end of period
                                                                                    5-1-03

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP CONTRAFUND FUND, SERVICE CLASS
2 (102)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                                        5-1-02

--------------------------------------------- ----------- ----------- ----------- -----------
FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (1304)                                                                      $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period                                                        4-27-07
Units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

                                    GMI - 62

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (173)
Unit value at beginning of period                  $12.65      $10.64            -           -            -           -           -
Unit value at end of period                        $14.17      $12.65       $10.64
Number of units outstanding at end of period        6,022       2,903        2,817

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP EQUITY INCOME FUND, SERVICE
CLASS 2 (104)
Unit value at beginning of period                  $12.55      $12.07       $11.02       $8.61            -           -           -
Unit value at end of period                        $14.82      $12.55       $12.07      $11.02        $8.61
Number of units outstanding at end of period       33,694      34,719       37,953       7,752          173

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2
(1309)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period

Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2015,  SERVICE CLASS 2
(1310)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period

Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2020,  SERVICE CLASS 2
(1311)
Unit value at beginning of period                       -           -                        -                        -           -
Unit value at end of period

Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(1312)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period

Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (173)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                                        5-1-04

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP EQUITY INCOME FUND, SERVICE
CLASS 2 (104)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                                        5-1-02

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2                                          $10.00
(1309)
Unit value at beginning of period                      -           -           -   4-30-07
Unit value at end of period

Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP FREEDOM 2015,  SERVICE CLASS 2
(1310)                                                                              $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period                                                        4-30-07

Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP FREEDOM 2020,  SERVICE CLASS 2
(1311)                                                                              $10.00
Unit value at beginning of period                      -           -
Unit value at end of period                                                        4-30-07

Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(1312)                                                                              $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period                                                        4-30-07

Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

                                    GMI - 63

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
FIDELITY VIP FREEDOM 2030,  SERVICE CLASS 2
(1313)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period

Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP GROWTH FUND - SERVICE CLASS 2
(105)
Unit value at beginning of period                  $11.39      $10.96       $10.80       $8.28            -           -           -
Unit value at end of period                        $11.95      $11.39       $10.96      $10.80        $8.28
Number of units outstanding at end of period       14,184      14,366       57,737       2,735            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP GROWTH & INCOME FUND -SERVICE
CLASS 2(106)
Unit value at beginning of period                  $12.32      $11.65       $11.21       $9.23            -           -           -
Unit value at end of period                        $13.69      $12.32       $11.65      $11.21        $9.23
Number of units outstanding at end of period       16,013      13,924       13,760       2,631           99

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP GROWTH OPPORTUNITIES FUND -
SERVICE CLASS 2 (107)
Unit value at beginning of period                  $12.46      $11.64       $11.06       $8.68            -           -           -
Unit value at end of period                        $12.89      $12.46       $11.64      $11.06        $8.68
Number of units outstanding at end of period        8,593       3,220        7,287         783            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
(171)
Unit value at beginning of period                  $12.45      $12.36       $11.48           -            -           -           -
Unit value at end of period                        $13.61      $12.45       $12.36      $11.48
Number of units outstanding at end of period      172,810     207,903      133,585      56,915

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP INDEX 500, SERVICE CLASS 2
(1301)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period

Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
FIDELITY VIP FREEDOM 2030,  SERVICE CLASS 2
(1313)                                                                              $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period                                                        4-30-07

Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP GROWTH FUND - SERVICE CLASS 2
(105)                                                                               $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP GROWTH & INCOME FUND -SERVICE
CLASS 2(106)                                                                        $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP GROWTH OPPORTUNITIES FUND -
SERVICE CLASS 2 (107)                                                               $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
(171)                                                                               $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP INDEX 500, SERVICE CLASS 2
(1301)                                                                              $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period                                                        4-27-07

Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

                                    GMI - 64

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2 (174)
Unit value at beginning of period                  $10.35      $10.31            -           -            -           -           -
Unit value at end of period                        $10.61      $10.35       $10.31
Number of units outstanding at end of period       39,171      34,653       15,736

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP MID-CAP FUND, SERVICE CLASS 2
(108)
Unit value at beginning of period                  $17.31      $14.90       $12.14       $8.92            -           -           -
Unit value at end of period                        $19.16      $17.31       $14.90      $12.14        $8.92
Number of units outstanding at end of period       75,008      63,540       18,641       9,740          612

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (175)
Unit value at beginning of period
Unit value at end of period                        $12.93      $11.05            -           -            -           -           -
Number of units outstanding at end of period       $14.99      $12.93       $11.05
                                                   24,592      13,553        2,622

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2 (165)
Unit value at beginning of period                  $13.16      $12.91       $11.85      $10.00            -           -           -
Unit value at end of period                        $15.12      $13.16       $12.91      $11.85
Number of units outstanding at end of period       12,831      10,135        6,533       2,620

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2
(164)
Unit value at beginning of period                  $14.12      $14.12       $12.60      $10.00            -           -           -
Unit value at end of period                        $16.44      $14.12       $14.12      $12.60
Number of units outstanding at end of period      158,636     122,243       72,216      19,469

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT FRANKLIN LARGE CAP GROWTH
SECURITIES, CLASS 2 (166)
Unit value at beginning of period                  $12.62      $12.68       $11.94      $10.00            -           -           -
Unit value at end of period                        $13.78      $12.62       $12.68      $11.94
Number of units outstanding at end of period       20,165      30,334       19,288       3,859

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (1314)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2 (174)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP MID-CAP FUND, SERVICE CLASS 2
(108)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (175)
Unit value at beginning of period
Unit value at end of period                            -           -           -    $10.00
Number of units outstanding at end of period


--------------------------------------------- ----------- ----------- ----------- -----------

FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2 (165)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2
(164)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FTVIPT FRANKLIN LARGE CAP GROWTH
SECURITIES, CLASS 2 (166)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (1314)                                                                      $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period                                                        4-30-07
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

                                    GMI - 65

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
FTVIPT FRANKLIN MUTUAL SHARES SECURITIES,
CLASS 2 (168)
Unit value at beginning of period                  $14.64      $13.45       $12.13      $10.00            -           -           -
Unit value at end of period                        $17.07      $14.64       $13.45      $12.13
Number of units outstanding at end of period       85,565      64,568       32,381       7,375

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS
2 (167)
Unit value at beginning of period                  $16.02      $14.77       $12.66      $10.00            -           -           -
Unit value at end of period                        $19.16      $16.02       $14.77      $12.66
Number of units outstanding at end of period       27,412      38,669       12,282       2,624

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(169)
Unit value at beginning of period                  $15.29      $14.27       $12.49      $10.00            -           -           -
Unit value at end of period                        $18.34      $15.29       $14.27      $12.49
Number of units outstanding at end of period       57,134      43,185       20,192           -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST BALANCED (140)
Unit value at beginning of period                  $12.83      $12.22       $11.32       $9.46            -           -           -
Unit value at end of period                        $14.01      $12.83       $12.22      $11.32        $9.46
Number of units outstanding at end of period       28,101      39,630       34,051      14,829          166

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST BARON SMALL CAP (110)
Unit value at beginning of period
Unit value at end of period                        $14.49      $13.67       $10.86       $8.27            -           -           -
Number of units outstanding at end of period       $16.87      $14.49       $13.67      $10.86        $8.27
                                                   43,940      38,012       21,787       8,723          236

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST CORE BOND (141)
Unit value at beginning of period                  $10.81      $10.80       $10.62      $10.42            -           -           -
Unit value at end of period                        $11.07      $10.81       $10.80      $10.62       $10.42
Number of units outstanding at end of period       51,887      49,865       47,163      32,510        2,169

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION
(112)
Unit value at beginning of period                  $12.29      $12.47       $11.02       $8.46            -           -           -
Unit value at end of period                        $14.13      $12.29       $12.47      $11.02        $8.46
Number of units outstanding at end of period        2,454       2,665        2,240         971            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
FTVIPT FRANKLIN MUTUAL SHARES SECURITIES,
CLASS 2 (168)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS
2 (167)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(169)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST BALANCED (140)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST BARON SMALL CAP (110)
Unit value at beginning of period
Unit value at end of period                           -           -           -    $10.00
Number of units outstanding at end of period


--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST CORE BOND (141)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION
(112)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

                                    GMI - 66

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
TOUCHSTONE VST GROWTH & INCOME (145)
Unit value at beginning of period
Unit value at end of period                        $12.03      $11.99       $11.07       $8.46            -           -           -
Number of units outstanding at end of period       $13.46      $12.03       $11.99      $11.07        $8.46
                                                    1,025       7,051       10,803      10,803           92

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST HIGH YIELD (147)
Unit value at beginning of period                  $13.25      $13.04       $12.09       $9.90            -           -           -
Unit value at end of period                        $14.08      $13.25       $13.04      $12.09        $9.90
Number of units outstanding at end of period       31,902      35,181       37,453      28,727        9,106

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST LARGE CAP CORE EQUITY
(FORMERLY ENHANCED DIVIDEND 30) (143)
Unit value at beginning of period                  $10.65      $11.16       $10.77       $8.30            -           -           -
Unit value at end of period                        $13.27      $10.65       $11.16      $10.77        $8.30
Number of units outstanding at end of period        4,556       5,226        4,625         817            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST MID CAP GROWTH (142)
Unit value at beginning of period                  $14.76      $13.01       $11.79       $8.13            -           -           -
Unit value at end of period                        $16.89      $14.76       $13.01      $11.79        $8.13
Number of units outstanding at end of period       15,821       9,402        7,738       1,126            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST MONEY MARKET, SERVICE CLASS
(163)
Unit value at beginning of period                  $10.04       $9.91        $9.96      $10.00            -           -           -
Unit value at end of period                        $10.34      $10.04        $9.91       $9.96
Number of units outstanding at end of period      184,020      74,755      126,776      40,156

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST THIRD AVENUE (113)
Unit value at beginning of period                  $16.19      $14.01       $11.30       $8.19            -           -           -
Unit value at end of period                         18.47      $16.19       $14.01      $11.30        $8.19
Number of units outstanding at end of period      144,364     120,755       52,295      15,384        2,141

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST VALUE PLUS (151)
Unit value at beginning of period                  $11.54      $11.47       $10.54       $8.26            -           -           -
Unit value at end of period                        $13.60      $11.54       $11.47      $10.54        $8.26
Number of units outstanding at end of period        8,856      10,707        8,818      10,996            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
TOUCHSTONE VST GROWTH & INCOME (145)
Unit value at beginning of period
Unit value at end of period                            -           -           -    $10.00
Number of units outstanding at end of period


--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST HIGH YIELD (147)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST LARGE CAP CORE EQUITY
(FORMERLY ENHANCED DIVIDEND 30) (143)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST MID CAP GROWTH (142)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST MONEY MARKET, SERVICE CLASS
(163)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST THIRD AVENUE (113)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST VALUE PLUS (151)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

                                    GMI - 67

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
TOUCHSTONE VST AGGRESSIVE ETF, SERVICE
CLASS (1307)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST CONSERVATIVE ETF, SERVICE
CLASS (1305)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST ENHANCED ETF, SERVICE CLASS
(1308)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST MODERATE ETF, SERVICE CLASS
(1306)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN LIT COMSTOCK, CLASS II (160)
Unit value at beginning of period
Unit value at end of period                        $14.62      $14.26       $12.33      $10.00            -           -           -
Number of units outstanding at end of period       $16.70      $14.62        14.26      $12.33
                                                   19,120      19,744        9,664         716

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
(161)
Unit value at beginning of period                  $13.31      $12.56       $11.95      $10.00            -           -           -
Unit value at end of period                        $13.45      $13.31       $12.56      $11.95
Number of units outstanding at end of period        1,743       1,045        1,416         109

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN UIF EMERGING MARKET DEBT, CLASS
II (1315)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
TOUCHSTONE VST AGGRESSIVE ETF, SERVICE
CLASS (1307)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                        4-28-07
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST CONSERVATIVE ETF, SERVICE
CLASS (1305)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                        4-28-07
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST ENHANCED ETF, SERVICE CLASS
(1308)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                        4-28-07
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

TOUCHSTONE VST MODERATE ETF, SERVICE CLASS
(1306)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                        4-28-07
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

VAN KAMPEN LIT COMSTOCK, CLASS II (160)
Unit value at beginning of period
Unit value at end of period                            -           -           -    $10.00
Number of units outstanding at end of period


--------------------------------------------- ----------- ----------- ----------- -----------

VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
(161)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

VAN KAMPEN UIF EMERGING MARKET DEBT, CLASS
II (1315)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                        4-28-07
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

                                    GMI - 68

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
VAN KAMPEN UIF EMERGING MARKETS EQUITY,
CLASS II (162)
Unit value at beginning of period                  $22.90      $17.39       $14.36      $10.00            -           -           -
Unit value at end of period                        $30.93      $22.90       $17.39      $14.36
Number of units outstanding at end of period       16,392      13,989        2,754           -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
(1316)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
VAN KAMPEN UIF EMERGING MARKETS EQUITY,
CLASS II (162)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- -----------

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
(1316)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                        4-28-07
Number of units outstanding at end of period
--------------------------------------------- ----------- ----------- ----------- -----------


                                    GMI - 69

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I OF NATIONAL INTEGRITY (GRAND MASTER I, II & III)

For the Variable Account Options we currently offer, the table below shows the following data for Grand Master contracts with a mortality and expense risk charge of 1.35% issued before approximately May 1, 2002: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
DWS SMALL CAP INDEX VIT, CLASS I B (314)
Unit value at beginning of period                  $11.87      $11.57            -           -            -           -           -
Unit value at end of period                        $13.73      $11.87       $11.57
Number of units outstanding at end of period        1,795      32,560       19,967

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP ASSET MANAGER, INITIAL CLASS
(304)
Unit value at beginning of period                  $31.83      $31.01       $29.80      $25.61       $28.44      $30.06      $31.72
Unit value at end of period                        $33.70      $31.83       $31.01      $29.80       $25.61      $28.44      $30.06
Number of units outstanding at end of period      238,299     301,745      415,135     380,657      438,163     529,838     703,618

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP BALANCED, SERVICE CLASS 2 (347)
Unit value at beginning of period                  $10.93      $10.50            -           -            -           -           -
Unit value at end of period                        $12.02      $10.93       $10.50
Number of units outstanding at end of period            0           0            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP CONTRAFUND FUND, INITIAL CLASS
(330)
Unit value at beginning of period                  $36.40      $31.55       $27.20      $21.86       $24.44      $28.23      $30.65
Unit value at end of period                        $40.12      $36.40       $31.55      $27.70       $21.86      $24.44      $28.23
Number of units outstanding at end of period      608,085     695,513      819,427     966,395    1,337,292   1,498,779   2,081,477

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (601)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
DWS SMALL CAP INDEX VIT, CLASS I B (314)
Unit value at beginning of period
Unit value at end of period                            -           -           -    $10.00
Number of units outstanding at end of period                                          (1)


--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP ASSET MANAGER, INITIAL CLASS
(304)
Unit value at beginning of period                 $28.94      $25.50      $21.42    $10.00
Unit value at end of period                       $31.72      $28.94      $25.50      (1)
Number of units outstanding at end of period     956,725   1,201,119   1,277,528

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP BALANCED, SERVICE CLASS 2 (347)
Unit value at beginning of period
Unit value at end of period                            -           -           -     $10.00
Number of units outstanding at end of period


--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP CONTRAFUND FUND, INITIAL CLASS
(330)
Unit value at beginning of period                 $25.00      $19.50      $15.92    $10.00
Unit value at end of period                       $30.65      $25.00      $19.50      (1)
Number of units outstanding at end of period   2,315,960   2,547,399   2,463,777

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (601)                                                                       $10.00
Unit value at beginning of period                      -           -           -    4-27-07
Unit value at end of period
Units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

                                    GMI - 70

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (346)
Unit value at beginning of period                  $12.69      $10.66            -           -            -           -           -
Unit value at end of period                        $14.25      $12.69       $10.66
Number of units outstanding at end of period       81,262       3,081        3,082

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP EQUITY-INCOME, INITIAL CLASS
(302)
Unit value at beginning of period                  $51.56      $49.36       $44.87      $34.90       $42.59      $45.43      $42.47
Unit value at end of period                        $61.13      $51.56       $49.36      $44.87       $34.90      $42.59      $45.43
Number of units outstanding at end of period      431,962     507,083      599,458     683,179      792,301   1,084,357   1,077,660

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2
(354)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2
(355)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
(356)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(357)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (346)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP EQUITY-INCOME, INITIAL CLASS
(302)
Unit value at beginning of period                 $40.49      $36.77      $29.09    $10.00
Unit value at end of period                       $42.47      $40.49      $36.77      (1)
Number of units outstanding at end of period   1,770,880   2,160,698   2,245,172

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2
(354)                                                                               $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period                                                         4-30-07
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2
(355)                                                                               $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period                                                         4-30-07
Units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
(356)                                                                               $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period                                                         4-30-07
Units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(357)                                                                               $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period                                                         4-30-07
Units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

                                    GMI - 71

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2
(358)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP GROWTH FUND, SERVICE CLASS 2
(033)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP GROWTH & INCOME, INITIAL CLASS
(363)
Unit value at beginning of period                  $15.99      $15.06       $14.43      $11.81       $14.36      $15.96      $16.78
Unit value at end of period                        $17.85      $15.99       $15.06      $14.43       $11.81      $14.36      $15.96
Number of units outstanding at end of period      196,191     312,621      418,597     542,988      540,710     594,704     812,189

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP GROWTH & INCOME, SERVICE CLASS
2 (329)
Unit value at beginning of period                  $11.23      $10.60            -           -            -           -           -
Unit value at end of period                        $12.50      $11.23       $10.60
Number of units outstanding at end of period            0           0            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP GROWTH OPPORTUNITIES, INITIAL
CLASS (361)
Unit value at beginning of period                  $11.75      $10.94       $10.34       $8.07       $10.47      $12.40      $15.16
Unit value at end of period                        $12.22      $11.75       $10.94      $10.34        $8.07      $10.47      $12.40
Number of units outstanding at end of period      102,311     137,776      203,148     249,115      293,565     374,819     563,578

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP GROWTH OPPORTUNITIES, SERVICE
CLASS 2 (328)
Unit value at beginning of period                  $11.56      $10.78            -           -            -           -           -
Unit value at end of period                        $11.99      $11.56       $10.78
Number of units outstanding at end of period            0           0            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2
(358)                                                                               $10.00
Unit value at beginning of period                      -           -           -
Unit value at end of period                                                         4-30-07
Units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP GROWTH FUND, SERVICE CLASS 2
(033)
Unit value at beginning of period                      -           -           -     $10.00
Unit value at end of period                                                            (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP GROWTH & INCOME, INITIAL CLASS
(363)
Unit value at beginning of period                 $15.98      $12.19           -    $10.00
Unit value at end of period                       $16.78      $15.98      $12.19    (1)(2)
Number of units outstanding at end of period     938,522     812,252     321,915

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP GROWTH & INCOME, SERVICE CLASS
2 (329)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (3)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP GROWTH OPPORTUNITIES, INITIAL
CLASS (361)
Unit value at beginning of period                 $14.74      $11.99           -    $10.00
Unit value at end of period                       $15.16      $14.74      $11.99    (1)(2)
Number of units outstanding at end of period     770,889     739,632     320,952

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP GROWTH OPPORTUNITIES, SERVICE
CLASS 2 (328)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (3)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

                                    GMI - 72

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
FIDELITY VIP HIGH INCOME, INITIAL CLASS
(360)
Unit value at beginning of period                  $15.93      $15.72       $14.54      $11.58       $11.35      $13.04      $17.05
Unit value at end of period                        $17.48      $15.93       $15.72      $14.54       $11.58      $11.35      $13.04
Number of units outstanding at end of period      340,587     407,644      553,586     767,496      906,875   1,093,661   1,471,012

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP HIGH INCOME, SERVICE CLASS 2
(327)
Unit value at beginning of period                  $10.85      $10.75            -           -            -           -           -
Unit value at end of period                        $11.88      $10.85       $10.75
Number of units outstanding at end of period            0           0            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP INDEX 500, SERVICE CLASS 2
(031)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2 (348)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP MID CAP - SERVICE CLASS 2 (326)
Unit value at beginning of period
Unit value at end of period                        $14.26      $12.25            -           -            -           -           -
Number of units outstanding at end of period       $15.81      $14.26       $12.25
                                                      822           0            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (618)
Unit value at beginning of period
Unit value at end of period                             -           -            -           -            -           -           -
Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
FIDELITY VIP HIGH INCOME, INITIAL CLASS
(360)
Unit value at beginning of period                 $15.98      $16.93      $14.58    $10.00
Unit value at end of period                       $17.05      $15.98      $16.93    (1)(2)
Number of units outstanding at end of period   1,828,869   2,101,650   2,108,548

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP HIGH INCOME, SERVICE CLASS 2
(327)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (3)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP INDEX 500, SERVICE CLASS 2
(031)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                         4-30-07
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2 (348)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                         4-30-07
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP MID CAP - SERVICE CLASS 2 (326)
Unit value at beginning of period
Unit value at end of period                            -           -           -    $10.00
Number of units outstanding at end of period                                          (1)


--------------------------------------------- ----------- ----------- ----------- ------------

FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (618)
Unit value at beginning of period                                                   $10.00
Unit value at end of period                            -           -           -    4-30-07
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

                                    GMI - 73

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2 (333)
Unit value at beginning of period                  $13.24      $12.96       $11.88      $10.00            -           -           -
Unit value at end of period                        $15.24      $13.24       $12.96      $11.88
Number of units outstanding at end of period       25,424      31,808       26,850      36,793

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2
(332)
Unit value at beginning of period                  $14.21      $14.17       $12.62      $10.00            -           -           -
Unit value at end of period                        $16.57      $14.21       $14.17      $12.62
Number of units outstanding at end of period      162,850      97,919       77,370      83,241

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES
- CLASS 2 (334)
Unit value at beginning of period                  $12.70      $12.74       $11.96      $10.00            -           -           -
Unit value at end of period                        $13.89      $12.70       $12.74      $11.96
Number of units outstanding at end of period       10,999      11,673       15,581       5,961

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (359)
Unit value at beginning of period                       -           -            -           -            -           -           -
Unit value at end of period
Units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT MUTUAL SHARES SECURITIES, CLASS 2
(336)
Unit value at beginning of period                  $14.73      $13.51       $12.16      $10.00            -           -           -
Unit value at end of period                        $17.21      $14.73       $13.51      $12.16
Number of units outstanding at end of period       75,891      72,768       64,279      56,823

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS
2 (335)
Unit value at beginning of period                  $16.12      $14.83       $12.68      $10.00            -           -           -
Unit value at end of period                        $19.31      $16.12       $14.83      $12.68
Number of units outstanding at end of period       12,799      20,044        9,934       4,342

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(337)                                              $15.38      $14.32       $12.51      $10.00            -           -           -
Unit value at beginning of period                  $18.49      $15.38       $14.32      $12.51
Unit value at end of period                        63,037      23,647       22,823      15,778
Number of units outstanding at end of period

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2 (333)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2
(332)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES
- CLASS 2 (334)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------
                                                                                    $10.00
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (359)                                                                       4-30-07
Unit value at beginning of period                      -           -           -
Unit value at end of period
Units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FTVIPT MUTUAL SHARES SECURITIES, CLASS 2
(336)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS
2 (335)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(337)                                                  -           -           -    $10.00
Unit value at beginning of period                                                     (1)
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

                                    GMI - 74

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
TOUCHSTONE VST AGGRESSIVE ETF, INITIAL
CLASS (367)
Unit value at beginning of period                  $10.60      $10.27            -           -            -           -           -
Unit value at end of period                        $11.87      $10.60       $10.27
Number of units outstanding at end of period      185,423     186,491      177,793

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST BALANCED (316)
Unit value at beginning of period                  $11.38      $10.82            -           -            -           -           -
Unit value at end of period                        $12.45      $11.38       $10.82
Number of units outstanding at end of period            0         287          287

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST BARON SMALL CAP (318)
Unit value at beginning of period
Unit value at end of period                        $12.52      $11.79            -           -            -           -           -
Number of units outstanding at end of period       $14.61      $12.52       $11.79
                                                   28,078      22,706       13,546

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST CONSERVATIVE ETF, INITIAL
CLASS (365)
Unit value at beginning of period                  $10.36      $10.16       $10.00           -            -           -           -
Unit value at end of period                        $11.05      $10.36       $10.16
Number of units outstanding at end of period       13,801      12,331          139

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST CORE BOND (324)
Unit value at beginning of period                  $10.31      $10.28            -           -            -           -           -
Unit value at end of period                        $10.58      $10.31       $10.28
Number of units outstanding at end of period        1,515       1,191        3,919

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION
(325)
Unit value at beginning of period                  $11.27      $11.42            -           -            -           -           -
Unit value at end of period                        $12.99      $11.27       $11.42
Number of units outstanding at end of period            0           0            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST ENHANCED ETF, INITIAL CLASS
(368)                                                                                        -            -           -           -
Unit value at beginning of period                  $10.98      $10.50       $10.00
Unit value at end of period                        $12.50      $10.98       $10.50
Number of units outstanding at end of period      275,208     255,770       26,126

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
TOUCHSTONE VST AGGRESSIVE ETF, INITIAL
CLASS (367)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

TOUCHSTONE VST BALANCED (316)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

TOUCHSTONE VST BARON SMALL CAP (318)
Unit value at beginning of period
Unit value at end of period                            -           -           -    $10.00
Number of units outstanding at end of period                                          (1)


--------------------------------------------- ----------- ----------- ----------- ------------

TOUCHSTONE VST CONSERVATIVE ETF, INITIAL
CLASS (365)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

TOUCHSTONE VST CORE BOND (324)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION
(325)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

TOUCHSTONE VST ENHANCED ETF, INITIAL CLASS
(368)                                                  -           -           -    $10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

                                    GMI - 75

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
TOUCHSTONE VST GROWTH & INCOME (315)
Unit value at beginning of period                  $10.96      $10.91            -           -            -           -           -
Unit value at end of period                        $12.29      $10.96       $10.91
Number of units outstanding at end of period            0           0            -

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST HIGH YIELD (321)
Unit value at beginning of period                  $10.87      $10.67            -           -            -           -           -
Unit value at end of period                        $11.57      $10.87       $10.67
Number of units outstanding at end of period       22,824      34,108       32,053

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST LARGE CAP CORE EQUITY
(FORMERLY ENHANCED DIVIDEND 30) (323)
Unit value at beginning of period                  $10.13      $10.59            -           -            -           -           -
Unit value at end of period                        $12.65      $10.13       $10.59
Number of units outstanding at end of period          766         832        2,356

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST MID CAP GROWTH (319)
Unit value at beginning of period                  $12.22      $10.74            -           -            -           -           -
Unit value at end of period                        $14.01      $12.22       $10.74
Number of units outstanding at end of period       11,324      10,027       11,591

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST MODERATE ETF, INITIAL CLASS
(366)
Unit value at beginning of period                  $10.51      $10.25       $10.00           -            -           -           -
Unit value at end of period                        $11.51      $10.51       $10.25
Number of units outstanding at end of period       32,814      37,725       12,311

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST MONEY MARKET, INITIAL CLASS
(331)
Unit value at beginning of period                  $10.14       $9.97        $9.97           -            -           -           -
Unit value at end of period                        $10.50      $10.14        $9.97       $9.97
Number of units outstanding at end of period      443,038     532,179      557,403   1,391,648

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST THIRD AVENUE VALUE (317)
Unit value at beginning of period
Unit value at end of period                        $14.09      $12.16            -           -            -           -           -
Number of units outstanding at end of period       $16.10      $14.09       $12.16
                                                  181,950     149,728       25,169

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
TOUCHSTONE VST GROWTH & INCOME (315)
Unit value at beginning of period
Unit value at end of period                            -           -           -    $10.00
Number of units outstanding at end of period                                          (1)


--------------------------------------------- ----------- ----------- ----------- ------------

TOUCHSTONE VST HIGH YIELD (321)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

TOUCHSTONE VST LARGE CAP CORE EQUITY
(FORMERLY ENHANCED DIVIDEND 30) (323)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

TOUCHSTONE VST MID CAP GROWTH (319)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

TOUCHSTONE VST MODERATE ETF, INITIAL CLASS
(366)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

TOUCHSTONE VST MONEY MARKET, INITIAL CLASS
(331)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

TOUCHSTONE VST THIRD AVENUE VALUE (317)
Unit value at beginning of period
Unit value at end of period                            -           -           -    $10.00
Number of units outstanding at end of period                                          (1)

--------------------------------------------- ----------- ----------- ----------- ------------

                                    GMI - 76

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------


                                                  2006         2005        2004         2003       2002         2001        2000
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
TOUCHSTONE VST VALUE PLUS (322)
Unit value at beginning of period                  $10.99      $10.91            -           -            -           -           -
Unit value at end of period                        $12.99      $10.99       $10.91
Number of units outstanding at end of period        3,149       3,186        3,838

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN LIT COMSTOCK CLASS II (338)
Unit value at beginning of period
Unit value at end of period                        $14.70      $14.32       $12.36      $10.00            -           -           -
Number of units outstanding at end of period       $16.83      $14.70       $14.32      $12.36
                                                   10,954      24,557      157,078       7,484

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
(339)
Unit value at beginning of period                  $13.40      $12.61       $11.98      $10.00            -           -           -
Unit value at end of period                        $13.56      $13.40       $12.61      $11.98
Number of units outstanding at end of period          477         425          786         366

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS
II (341)
Unit value at beginning of period                  $14.93      $13.50       $12.43      $10.00            -           -           -
Unit value at end of period                        $16.32      $14.93       $13.50      $12.43
Number of units outstanding at end of period        4,693       6,492        3,928       7,625

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN UIF EMERGING MARKETS EQUITY,
CLASS II (340)
Unit value at beginning of period                  $23.04      $17.46       $14.39      $10.00            -           -           -
Unit value at end of period                        $31.18      $23.04       $17.46      $14.39
Number of units outstanding at end of period       14,914      14,408       14,705       3,626

--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
(342)
Unit value at beginning of period                  $20.71      $17.98       $13.39      $10.00            -           -           -
Unit value at end of period                        $28.12      $20.71       $17.98      $13.39
Number of units outstanding at end of period       23,507      25,784       29,674      23,701
--------------------------------------------- ------------ ----------- ------------ ----------- ------------ ----------- -----------
--------------------------------------------- ----------- ----------- ----------- -----------
                                                                                  INCEPTION
                                                                                  DATE AND
                                                 1999        1998        1997       VALUE
--------------------------------------------- ----------- ----------- ----------- -----------
TOUCHSTONE VST VALUE PLUS (322)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

VAN KAMPEN LIT COMSTOCK CLASS II (338)
Unit value at beginning of period
Unit value at end of period                            -           -           -    $10.00
Number of units outstanding at end of period                                          (1)


--------------------------------------------- ----------- ----------- ----------- ------------

VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
(339)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS
II (341)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

VAN KAMPEN UIF EMERGING MARKETS EQUITY,
CLASS II (340)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period

--------------------------------------------- ----------- ----------- ----------- ------------

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
(342)
Unit value at beginning of period                      -           -           -    $10.00
Unit value at end of period                                                           (1)
Number of units outstanding at end of period
--------------------------------------------- ----------- ----------- ----------- ------------

(1) Also contains assets belonging to owners of Integrity IQ Variable Annuities sold prior to May 1, 1999.
(2)  Only available to owners of Grand Master II and III
(3)  Only available to owners of Grand Master I


                                    GMI - 77

                                   APPENDIX B

                    ILLUSTRATION OF A MARKET VALUE ADJUSTMENT


The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

     o    Contribution to a GRO - $50,000

     o    Guarantee Period - 7 years

     o    Withdrawal - at the end of year three of the 7 year Guarantee Period

     o    No prior partial withdrawals or transfers

     o    Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution is $69,947.92 at the end of the Guarantee Period. After three years, the GRO Value is $57,723.63.

The MVA will be based on the current rate we are offering (at the time of the withdrawal) on new contributions to GROs for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months. If we don't declare a current rate for the exact time remaining, we'll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased and at the time of the withdrawal, the current rate for four-year Guarantee Period is 6.25%. Upon a full withdrawal, the MVA would be:

     -0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,183.97 from the GRO Value:
-$3,183.97 = -0.0551589 X $57,723.63

The Market Adjusted Value would be: $54,539.66 = $57,723.63 - $3,183.97

A withdrawal charge of 5% would be assessed against the $50,000 original contribution: $2,500 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

     $52,039.66 = $57,723.63 - $3,183.97 - $2,500

                                    GMI - 78

If instead of a full withdrawal, $20,000 was requested, we would first determine the Free Withdrawal Amount:

     $5,772.36 = $57,723.63 X .10

The amount subject to a 5% withdrawal change (non-free amount) would be:

     $14,227.64 = $20,000.00 - $5,772.36

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

     -$784.78 = -0.0551589 X $14,227.64

The withdrawal charge would be: $790.13 = [($14,227.64 (the non-free amount) + $784.78 (the negative MVA)) / (1 - .05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,227.64 + 784.78)

Thus, the total amount needed to provide $20,000 after the MVA and withdrawal charge would be: $21,574.91 = $20,000.00 + $784.78 + 790.13

The value remaining in the GRO after the withdrawal would be:

     $36,148.72 = $57,723.63 - $21,574.91

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have increased and at the time of the withdrawal, the current rate for four-year Guarantee Period is 4%. Upon a full withdrawal, the MVA would be:

     .0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,679.12 to the GRO Value:
$1,679.12 = .0290890 X $57,723.63

The Market Adjusted Value would be: $59,402.75 = $57,723.63 + $1,679.12

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

     $2,500 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

     $56,902.75 = $57,723.63 + $1,679.12 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, the Free Withdrawal Amount and non-free amount (which is subject to a 5% withdrawal charge) would first be determined as above:

Free Amount = $5,772.36          Non-Free Amount = $14,227.64

                                    GMI - 79

The MVA which is only applicable to the non-free amount, would be:

     $413.87 = .0290890 X $14,227.64

The withdrawal charge would be: $727.04 = [($14,227.64 (the non-free amount) - $413.87(the positive MVA)) / (1 - .05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,227.64 - $413.87)

Thus, the total amount needed to provide $20,000 after the MVA and withdrawal charge would be:

     $20,313.17 = $20,000.00 - $413.87 + 727.04

The value remaining in the GRO after the withdrawal would be:
$37,410.46 = $57,723.63 - $20,313.17

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except withdrawal charges don't apply to transfers.

THE MVA CALCULATION WILL BE ADJUSTED TO COMPLY WITH THE APPLICABLE STATE REGULATION REQUIREMENTS FOR CONTRACTS ISSUED IN CERTAIN STATES.


                                    GMI - 80

                                   APPENDIX C

              ILLUSTRATION OF GUARANTEED LIFETIME INCOME ADVANTAGE

The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

EXAMPLE #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA) , as well as Nonguaranteed Withdrawals have been taken, additional contributions have been made and Bonuses and Step Ups have been applied. It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.

ASSUMPTIONS:

o Primary Annuitant's age on date GLIA Rider is purchased = 55; Spousal Annuitant's age on date GLIA Rider is purchased = 52
o Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10
o Nonguaranteed Withdrawal equal to $5,000 in Contract Years 8; Nonguaranteed Withdrawal of $776 in Contract Year 14
o    Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+
o No withdrawals were taken that would result in withdrawal charges under the contract.
o    The Contract is not a tax qualified contract.
o    The Rider remains in effect during the period covered in this example.

------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
                Primary     Spousal
  Contract    Annuitant's   Annuitant's   Contribu-     LPA          Annual         Adjusted         Hypothetical
    Year       Age on the     Age on         tions                 Withdrawal     Nonguaranteed     Account Value
                  APD        the APD                                                Withdrawal        on APD (A)
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     1             55           52       $100,000        N/A           $0              $0             $105,000
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     2             56           53                       N/A           $0              $0             $110,250
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     3             57           54                       N/A           $0              $0             $114,660
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     4             58           55                       N/A           $0              $0             $118,100
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     5             59           56                       N/A           $0              $0             $115,738
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     6             60           57                       N/A           $0              $0             $115,738
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     7             61           58                       N/A           $0              $0             $111,108
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     8             62           59                       N/A         $5,000        $5,956 (E)         $108,330
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     9             63           60                   $5,807 (F)      $5,807            $0             $102,523
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     10            64           61        $10,000    $6,257 (G)      $6,257            $0             $104,016
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     11            65           62                      $6,257       $6,257            $0              $98,799
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
------------- -------------- --------------- ---------------- ---------------
                                                                  Payment
  Contract       Bonus         Bonus Base     Step-Up Base        Base at
    Year                                                         the end of
                                                                the APD (B)
------------- -------------- --------------- ---------------- ---------------
     1         $5,000 (C)       $105,000        $105,000         $105,000
------------- -------------- --------------- ---------------- ---------------
     2         $5,000 (C)       $110,000      $110,250 (D)       $110,250
------------- -------------- --------------- ---------------- ---------------
     3         $5,000 (C)       $115,000      $114,660 (D)       $115,000
------------- -------------- --------------- ---------------- ---------------
     4         $5,000 (C)       $120,000      $118,100 (D)       $120,000
------------- -------------- --------------- ---------------- ---------------
     5         $5,000 (C)       $125,000      $118,100 (D)       $125,000
------------- -------------- --------------- ---------------- ---------------
     6         $5,000 (C)       $130,000        $118,100         $130,000
------------- -------------- --------------- ---------------- ---------------
     7         $5,000 (C)       $135,000        $118,100         $135,000
------------- -------------- --------------- ---------------- ---------------
     8             $0         $129,044 (E)    $112,144 (E)       $129,044
------------- -------------- --------------- ---------------- ---------------
     9             $0           $129,044        $112,144         $129,044
------------- -------------- --------------- ---------------- ---------------
     10            $0         $139,044 (G)    $122,144 (G)       $139,044
------------- -------------- --------------- ---------------- ---------------
     11            $0           $139,044        $122,144         $139,044
------------- -------------- --------------- ---------------- ---------------

                                    GMI - 81

------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
                Primary     Spousal
  Contract    Annuitant's   Annuitant's   Contribu-     LPA          Annual         Adjusted         Hypothetical
    Year       Age on the     Age on         tions                 Withdrawal     Nonguaranteed     Account Value
                  APD        the APD                                                Withdrawal        on APD (A)
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     12            66           63                      $6,257       $6,257            $0              $88,590
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     13            67           64                      $6,257       $6,257            $0              $84,105
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     14            68           65                      $6,257     $7,033 (H)      $1,371 (H)          $77,913
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     15            69           66                      $6,195        $6,195           $0              $72,497
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     16            70           67                      $6,195        $6,195           $0              $69,202
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     17            71           68                      $6,195        $6,195           $0              $63,698
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     18            72           69                      $6,195        $6,195           $0              $56,229
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     19            73           70                      $6,195        $6,195           $0              $47,222
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     20            74           71                      $6,195        $6,195           $0              $42,916
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     21            75           72                      $6,195        $6,195           $0              $36,292
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     22            76           73                      $6,195        $6,195           $0              $31,185
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     23            77           74                      $6,195        $6,195           $0              $25,925
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     24            78           75                      $6,195        $6,195           $0              $18,693
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     25            79           76                     $6,195         $6,195           $0              $11,563
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     26            80           77                    $6,195 (I)      $6,195           $0              $5,021
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     27            81           78                      $6,195        $6,195           $0                $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     28            82           79                      $6,195        $6,195           $0                $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     29            83           80                      $6,195        $6,195           $0                $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     30            84           81                      $6,195        $6,195           $0                $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
     31+           85           82                       $6,195       $6,195           $0                $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------
------------- -------------- --------------- ---------------- ---------------
                                                                  Payment
  Contract       Bonus         Bonus Base     Step-Up Base        Base at
    Year                                                         the end of
                                                                the APD (B)
------------- -------------- --------------- ---------------- ---------------
     12            $0           $139,044        $122,144         $139,044
------------- -------------- --------------- ---------------- ---------------
     13            $0           $139,044        $122,144         $139,044
------------- -------------- --------------- ---------------- ---------------
     14            $0         $137,673 (H)    $120,773 (H)       $137,673
------------- -------------- --------------- ---------------- ---------------
     15            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     16            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     17            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     18            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     19            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     20            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     21            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     22            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     23            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     24            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     25            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     26            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     27            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     28            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     29            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     30            $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------
     31+           $0           $137,673        $120,773         $137,673
------------- -------------- --------------- ---------------- ---------------

(A) The hypothetical Account Value includes deduction of all fees. Rounding of amounts less than $1.00 is used in this example.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 -7 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 5.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:
     o 5.00% (Bonus Percentage) X ($100,000 (total contributions) - $0 (total withdrawals)) = $5,000 Bonus amount. This calculation is the same in each of the 7 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $5,000 = $105,000; the Bonus Base after the Bonus in Contract Year 2 is $105,000+ $5,000 = $110,000; the Bonus Base after the Bonus in Contract Year 3 is $110,000+ $5,000 = $115,000; the Bonus Base after the Bonus in Contract Year 4 is $115,000+ $5,000 = $120,000; the Bonus Base after the Bonus in Contract Year 5 is $120,000+ $5,000 = $125,000; the Bonus Base after the Bonus in Contract Year 6 is $125,000+ $5,000 = $130,000; the Bonus Base after the Bonus in Contract Year 7 is $130,000+ $5,000 = $135,000.


                                    GMI - 82

(D) In Contract Year 2, the Step-Up Base increases to $110,250 because the hypothetical Account Value ($110,250) is larger than the Step-Up Base in Contract Year 1($105,000). After the step-up, the Step-Up Base ($110,250) is larger than the Bonus Base ($110,000) and therefore the Payment Base is equal to the Step-Up Base of $110,250. In Contract Years 3 and 4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 8, the younger spouse has not yet reached age 60. Therefore, the withdrawal in the amount of $5000 is a Nonguaranteed Withdrawal. The ADJUSTED NONGUARANTEED WITHDRAWAL AMOUNT is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

     o $5,000 (Nonguaranteed Withdrawal amount) x 1.1912 ($135,000 Payment Base divided by $113,330 Account Value [$108,330 + $5,000]) = $5,956
          (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the payment Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

     o $135,000 Bonus Base - $5,956 Adjusted Nonguaranteed Withdrawal amount = $129,044 Bonus Base after the Nonguaranteed Withdrawal

     o $118,100 Step-Up Base - $5,956 Adjusted Nonguaranteed Withdrawal amount = $112,144 Step-Up Base after the Nonguaranteed Withdrawal

(F) In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

     o    4.5% (Withdrawal Percentage) X $129,044 (Payment Base) =$5,807 (LPA)

(G) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment
     Base) dollar-for-dollar.

     o $129,044 Bonus Base + $10,000 additional contribution amount = $139,044 Bonus Base after the additional contribution.

     o $112,144 Step-Up Base + $10,000 additional contribution amount = $122,144 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

     o    4.5% (Withdrawal Percentage) X $139,044 (Payment Base) =$6,257 (LPA)


(H) In Contract Year 14, A Nonguaranteed Withdrawal in the amount of $776 ($7,033 amount withdrawn - $6,257 LPA) is taken. The ADJUSTED NONGUARANTEED WITHDRAWAL AMOUNT is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

     o $776 (Nonguaranteed Withdrawal amount) x 1.767 ($139,044 Payment Base divided by $78,689 Account Value [$77,913+ $776]) = $1,371 (Adjusted
          Nonguaranteed Withdrawal amount)


                                    GMI - 83

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

     o $139,044 Bonus Base - $1,371 Adjusted Nonguaranteed Withdrawal amount = $137,673 Bonus Base after the Nonguaranteed Withdrawal.

     o $122,144 Step-Up Base - $1371 Adjusted Nonguaranteed Withdrawal amount = $120,773 Step-Up Base after the Nonguaranteed Withdrawal

     The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $137,673 x 4.5% = $6,195.

(I) In Contract Year 26, the Account Value is reduced to zero, however the Payment Base is greater than zero; therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.


                                    GMI - 84

EXAMPLE #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied. It also illustrates the termination of the rider is the Account Value is reduced to zero by a Nonguaranteed Withdrawal.

ASSUMPTIONS:
o    Annuitant's age on date GLIA Rider is purchased = 55
o    Initial contribution = $100,000; no additional contributions
o    Withdrawals equal to LPA in Contract Years 6-7, 9-13
o    Nonguaranteed Withdrawals in Contract Year 8 in the amount of $25,000
o    Full Account Value withdrawn in Contract Year 14
o No withdrawals were taken that would result in withdrawal charges under the contract.
o    The Contract is not a tax qualified contract.
o    The Rider remains in effect during the period covered in this example.

------------- --------------- --------------- ------------ --------------- ----------------- -------------------
  Contract     Annuitant's    Contributions       LPA          Annual          Adjusted         Hypothetical
    Year        Age on APD                                   Withdrawal     Nonguaranteed     Account Value on
                                                                              Withdrawal          APD (A)
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     1              55           $100,000         N/A            $0               $0              $99,000
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     2              56                            N/A            $0               $0              $98,010
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     3              57                            N/A            $0               $0              $95,070
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     4              58                            N/A            $0               $0              $92,218
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     5              59                            N/A            $0               $0              $91,295
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     6              60                        $5,625 (E)     $5,625(E)            $0              $86,583
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     7              61                          $5,625         $5,625             $0              $81,824
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     8              62                          $5,625      $25,000 (F)        $31,446            $57,642
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     9              63                          $4,210         $4,210             $0              $52,856
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     10             64                          $4,210         $4,210             $0              $48,118
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     11             65                          $4,210         $4,210             $0              $41,502
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     12             66                          $4,210         $4,210             $0              $37,707
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     13             67                          $4,210         $4,210             $0              $33,497
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     14             68                          $4,210      $33,497 (G)          N/A                 $0
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
     15             69                            $0             $0               $0                 $0
------------- --------------- --------------- ------------ --------------- ----------------- -------------------
------------- ------------- -------------- --------------- ------------------
  Contract       Bonus       Bonus Base     Step-Up Base    Payment Base at
    Year                                                    the end of the
                                                                APD (B)
------------- ------------- -------------- --------------- ------------------
     1         $5,000 (C)     $105,000      $100,000 (D)       $105,000
------------- ------------- -------------- --------------- ------------------
     2         $5,000 (C)     $110,000      $100,000 (D)       $110,000
------------- ------------- -------------- --------------- ------------------
     3         $5,000(C)      $115,000      $100,000 (D)       $116,823
------------- ------------- -------------- --------------- ------------------
     4         $5,000(C)      $120,000      $100,000 (D)       $121,496
------------- ------------- -------------- --------------- ------------------
     5         $5,000 (C)     $125,000      $100,000 (D)       $125,000
------------- ------------- -------------- --------------- ------------------
     6             $0         $125,000      $100,000 (D)       $125,000
------------- ------------- -------------- --------------- ------------------
     7             $0         $125,000      $100,000 (D)       $125,000
------------- ------------- -------------- --------------- ------------------
     8             $0          $93,554        $68,554           $93,554
------------- ------------- -------------- --------------- ------------------
     9             $0          $93,554        $68,554           $93,554
------------- ------------- -------------- --------------- ------------------
     10            $0          $93,554        $68,554           $93,554
------------- ------------- -------------- --------------- ------------------
     11            $0          $93,554        $68,554           $93,554
------------- ------------- -------------- --------------- ------------------
     12            $0          $93,554        $68,554           $93,554
------------- ------------- -------------- --------------- ------------------
     13            $0          $93,554        $68,554           $93,554
------------- ------------- -------------- --------------- ------------------
     14            $0            $0              $0               $0
------------- ------------- -------------- --------------- ------------------
     15            $0            $0              $0               $0
------------- ------------- -------------- --------------- ------------------

(A) The hypothetical Account Value includes deduction of all fees. Rounding of amounts less than $1.00 is used in this example.


                                    GMI - 85

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 -5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 5.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:
     o 5.00% (Bonus Percentage) X ($100,000 (total contributions) - $0 (total withdrawals)) = $5,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $5,000 = $105,000; the Bonus Base after the Bonus in Contract Year 2 is $105,000+ $5,000 = $110,000; the Bonus Base after the Bonus in Contract Year 3 is $110,000+ $5,000 = $115,000; the Bonus Base after the Bonus in Contract Year 4 is $115,000+ $5,000 = $120,000; the Bonus Base after the Bonus in Contract Year 5 is $120,000+ $5,000 = $125,00.

(D) In Contract Years 1-8, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

     o    4.5% (Withdrawal Percentage) X $125,000 (Payment Base) =$5,625 (LPA)

(F) A Nonguaranteed Withdrawal in the amount of $19,375 ($25,000 amount withdrawn - $5,625 LPA) is taken in Contract Year 8. The ADJUSTED NONGUARANTEED WITHDRAWAL AMOUNT is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

     o $19,375 (Nonguaranteed Withdrawal amount) x 1.6230 ($125,000 Payment Base divided by $77,017 Account Value [$57,642+ $19,375]) = $31,446
          (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

     o $125,000 Bonus Base - $31,446 Adjusted Nonguaranteed Withdrawal amount = $93,554 Bonus Base after the Nonguaranteed Withdrawal
     o $100,000 Step-Up Base - $31,446 Adjusted Nonguaranteed Withdrawal amount = $68,554 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $93,554 x 4.5% = $4,210.

(G) A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.


                                    GMI - 86

                                   ADVANTEDGE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY


                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 14, 2008


             ISSUED BY NATIONAL INTEGRITY LIFE INSURANCE COMPANY AND
                      FUNDED THROUGH ITS SEPARATE ACCOUNT I


                                TABLE OF CONTENTS
                                                                            Page

Part 1 - National Integrity and Custodian......................................2
Part 2 - Distribution of the Contracts.........................................2
Part 3 - Performance Information...............................................2
Part 4 - Determination of Accumulation Unit Values.............................7
Part 5 - Distributions Under Tax-Favored Retirement Programs...................7
Part 6 - Financial Statements..................................................7


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated February 14, 2008. For definitions of special terms used in the SAI, please refer to the prospectus.


A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company (National Integrity), 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity Life Insurance Company is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, NY 10924. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. All outstanding shares of Integrity Life Insurance Company are owned by The Western and Southern Life Insurance Company (WSLIC), a life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

National Integrity is the custodian for the shares of Portfolios owned by Separate Account I. The shares are held in book-entry form. Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch, or other recognized rating services. National Integrity is currently rated "A++" (Superior) by A.M. Best Company, "AA+" (Very Strong) by Standard & Poor's Corporation, "Aa2" (Excellent) by Moody's Investors Service, Inc., and "AA+" (Very Strong) by Fitch. However, National Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF NATIONAL INTEGRITY

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). Since Separate Account I isn't a separate entity from us, and its operations form a part of us, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Separate Account I are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, Separate Account I's investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, a wholly owned subsidiary of WSLIC, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

In addition to the commissions and other incentives described in the prospectus, we also offer a 1.00% annual trail commission paid quarterly to certain producers who qualify for a program called "Dynasty Trail." Producers who have at least $6,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission.


Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $28,232,921 in 2006, $25,314,492 in 2005 and $23,657,936 in 2004. Touchstone Securities didn't retain distribution allowances during these years.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past. Historical performance does not predict future results.

Total Returns

Total returns reflect all aspects of the return of Variable Account Option (Option), including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don't take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge isn't reflected because the contracts are designed for long-term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.

An average annual total return shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields - Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = {(Base Period Return) + 1)365/7} - 1

Performance Comparisons
Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (Lipper) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Consumer's Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stange's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 381 industrial, 37 utility, 11 transportation and 71 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign-targeted issues aren't included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman Government/ Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and doesn't include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and doesn't include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by National Integrity or any of the portfolio advisers derived from such indices or averages.

For those Variable Account Options which haven't been investment divisions within the Separate Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance those Options would have achieved (reduced by the applicable charges) if they had been investment divisions within the Separate Account for the period quoted.

Individualized Computer Generated Illustrations

National Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time. Each Option's accumulation unit value is calculated separately. For all Options other than the Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Certain TSA fund can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70 1/2.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.

We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

The financial statements of Separate Account I as of December 31, 2006, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included herein. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity financial statements only as they relate to the ability of National Integrity to meet its obligations under the contracts. You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policy holders dated March 3, 2000. You should not consider the National Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                              Financial Statements

                          Year Ended December 31, 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .....................  1

Audited Financial Statements

Statements of Assets and Liabilities ........................................  2
Statements of Operations ....................................................  7
Statements of Changes in Net Assets ......................................... 16
Notes to Financial Statements ............................................... 28

             Report of Independent Registered Public Accounting Firm

The Contract Holders
      Separate Account I of National Integrity Life Insurance Company
And
The Board of Directors
      National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of National Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Statements of Assets and Liabilities, as of December 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2006, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ Ernst & Young LLP
Cincinnati, Ohio
April 9, 2007

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                      Statements of Assets and Liabilities

                                December 31, 2006


                                                                                    Receivable
                                                                                       from
                                                                                   (payable to)
                                                                                   the general
                                                                                     account
                                                                      Investments  of National       NET       UNIT       UNITS
                             DIVISION                                  at value     Integrity       ASSETS     VALUE   OUTSTANDING
---------------------------------------------------------------------------------  -------------------------  --------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                          $   702,440  $         --   $  702,440  $ 11.96       58,727
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                        678,241            --      678,241    11.82       57,373
  Touchstone Aggressive ETF (Grandmaster TM)                            2,201,377             1    2,201,378    11.87      185,423
  Touchstone Aggressive ETF (IQ Annuity TM)                             1,091,441            --    1,091,441    11.85       92,130
  Touchstone Aggressive ETF (Pinnacleplus TM)                             664,492            --      664,492    11.79       56,355
  Touchstone Balanced (AnnuiChoice TM)                                    130,161            (1)     130,160    13.82        9,415
  Touchstone Balanced (GrandMaster flex3 TM)                              393,569             1      393,570    14.01       28,101
  Touchstone Balanced (IQ Annuity TM)                                     245,574             1      245,575    13.19       18,621
  Touchstone Balanced (Pinnacleplus TM)                                   367,269            --      367,269    13.50       27,210
  Touchstone Baron Small Cap (AnnuiChoice TM)                             411,496            --      411,496    18.12       22,704
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                       741,411            --      741,411    16.87       43,940
  Touchstone Baron Small Cap (Grandmaster TM)                             410,171            --      410,171    14.61       28,078
  Touchstone Baron Small Cap (IQ Annuity TM)                            1,253,231             2    1,253,233    17.31       72,419
  Touchstone Baron Small Cap (Pinnacleplus TM)                            642,952            (1)     642,951    17.08       37,635
  Touchstone Conservative ETF (AnnuiChoice TM)                             32,686             3       32,689    11.13        2,936
  Touchstone Conservative ETF (GrandMaster flex3 TM)                    1,449,200            --    1,449,200    11.00      131,720
  Touchstone Conservative ETF (Grandmaster TM)                            152,494            --      152,494    11.05       13,801
  Touchstone Conservative ETF (IQ Annuity TM)                           1,412,306            --    1,412,306    11.03      128,093
  Touchstone Conservative ETF (Pinnacleplus TM)                           787,002            --      787,002    10.97       71,716
  Touchstone Core Bond (AnnuiChoice TM)                                   265,571            --      265,571    11.73       22,649
  Touchstone Core Bond (GrandMaster flex3 TM)                             574,568            --      574,568    11.07       51,887
  Touchstone Core Bond (Grandmaster TM)                                    16,028            --       16,028    10.58        1,515
  Touchstone Core Bond (IQ Annuity TM)                                    459,563             6      459,569    11.44       40,180
  Touchstone Core Bond (Pinnacleplus TM)                                  220,401             1      220,402    10.37       21,259
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)                    6,865            --        6,865    11.82          581
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)             34,671            --       34,671    14.13        2,454
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)                   148,747            --      148,747    11.87       12,533
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)                  65,171             1       65,172    14.14        4,608
  Touchstone Mid Cap Growth (AnnuiChoice TM)                              193,667            (1)     193,666    17.15       11,295
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)                        267,199             1      267,200    16.89       15,821
  Touchstone Mid Cap Growth (Grandmaster TM)                              158,611            (1)     158,610    14.01       11,324
  Touchstone Mid Cap Growth (IQ Annuity TM)                               331,562             1      331,563    17.93       18,487
  Touchstone Mid Cap Growth (Pinnacleplus TM)                             599,899            --      599,899    16.51       36,339
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                            496            (1)         495    12.41           40
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)                   60,452            --       60,452    13.27        4,556
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                          9,691            --        9,691    12.65          766
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                         101,922            --      101,922    12.54        8,130
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                        75,223            --       75,223    13.67        5,504
  Touchstone Enhanced ETF (AnnuiChoice TM)                              1,957,105            --    1,957,105    12.59      155,398
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                        1,962,387            --    1,962,387    12.45      157,658
  Touchstone Enhanced ETF (Grandmaster TM)                              3,440,227             1    3,440,228    12.50      275,208
  Touchstone Enhanced ETF (IQ Annuity TM)                               1,455,776            --    1,455,776    12.47      116,707
  Touchstone Enhanced ETF (Pinnacleplus TM)                               785,627            --      785,627    12.42       63,279
  Touchstone Growth & Income (AnnuiChoice TM)                              39,463            --       39,463    13.54        2,915
  Touchstone Growth & Income (GrandMaster flex3 TM)                        13,797            --       13,797    13.46        1,025
  Touchstone Growth & Income (IQ Annuity TM)                               41,559            --       41,559    13.69        3,036
  Touchstone Growth & Income (Pinnacleplus TM)                             85,269            --       85,269    13.81        6,175
  Touchstone High Yield (AnnuiChoice TM)                                  364,536             2      364,538    14.72       24,756
  Touchstone High Yield (GrandMaster flex3 TM)                            449,197            --      449,197    14.08       31,902
  Touchstone High Yield (Grandmaster TM)                                  264,152            --      264,152    11.57       22,824
  Touchstone High Yield (IQ Annuity TM)                                   398,268             3      398,271    14.68       27,123
  Touchstone High Yield (Pinnacleplus TM)                                 900,931            --      900,931    12.25       73,540
  Touchstone Moderate ETF  (AnnuiChoice TM)                               290,187            --      290,187    11.59       25,028
  Touchstone Moderate ETF (GrandMaster flex3 TM)                        2,140,003            --    2,140,003    11.46      186,747
  Touchstone Moderate ETF (Grandmaster TM)                                377,636            --      377,636    11.51       32,814
  Touchstone Moderate ETF (IQ Annuity TM)                               2,166,048             1    2,166,049    11.48      188,617
  Touchstone Moderate ETF (Pinnacleplus TM)                               972,923            --      972,923    11.43       85,121
  Touchstone Money Market (AnnuiChoice TM)                                418,996            (3)     418,993    10.76       38,929
  Touchstone Money Market (Grandmaster TM)                              4,652,959           (17)   4,652,942    10.50      443,038
  Touchstone Money Market (IQ Annuity TM)                                   3,102            --        3,102    10.56          294
  Touchstone Third Avenue Value (AnnuiChoice TM)                        1,758,625             1    1,758,626    18.67       94,181
  Touchstone Third Avenue Value (GrandMaster flex3 TM)                  2,667,029             1    2,667,030    18.47      144,364

SEE ACCOMPANYING NOTES.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2006


                                                                                    Receivable
                                                                                       from
                                                                                   (payable to)
                                                                                   the general
                                                                                     account
                                                                      Investments  of National       NET       UNIT       UNITS
                             DIVISION                                  at value     Integrity       ASSETS     VALUE   OUTSTANDING
---------------------------------------------------------------------------------  -------------------------  --------------------
AFFILIATED (CONTINUED):
  Touchstone Third Avenue Value (Grandmaster TM)                      $ 2,929,757  $          3   $2,929,760  $ 16.10      181,950
  Touchstone Third Avenue Value (IQ Annuity TM)                         3,717,734            (1)   3,717,733    18.09      205,529
  Touchstone Third Avenue Value (Pinnacleplus TM)                       2,538,655            --    2,538,655    19.50      130,199
  Touchstone Third Avenue Value (AnnuiChoice II TM)                        77,936            --       77,936    10.95        7,118
  Touchstone Value Plus (AnnuiChoice TM)                                  161,319            (1)     161,318    12.17       13,261
  Touchstone Value Plus (GrandMaster flex3 TM)                            120,479            --      120,479    13.60        8,856
  Touchstone Value Plus (Grandmaster TM)                                   40,899            --       40,899    12.99        3,149
  Touchstone Value Plus (IQ Annuity TM)                                   243,172             1      243,173    12.02       20,224
  Touchstone Value Plus (Pinnacleplus TM)                                 364,532            --      364,532    14.25       25,587
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                         629,465            --      629,465    11.79       53,408
  JP Morgan Bond (GrandMaster flex3 TM)                                   404,641            (1)     404,640    11.42       35,448
  JP Morgan Bond (Grandmaster TM)                                          11,568            --       11,568    10.80        1,072
  JP Morgan Bond (IQ3 TM)                                                 206,109            --      206,109    11.54       17,863
  JP Morgan Bond (Pinnacleplus TM)                                        477,359            (1)     477,358    10.55       45,243
  JP Morgan International Equity (AnnuiChoice TM)                         548,404             1      548,405    16.54       33,162
  JP Morgan International Equity (GrandMaster flex3 TM)                   450,513            --      450,513    16.34       27,564
  JP Morgan International Equity (Grandmaster TM)                       1,231,968            --    1,231,968    15.35       80,273
  JP Morgan International Equity (IQ3 TM)                                 243,532            --      243,532    15.94       15,281
  JP Morgan International Equity (Pinnacleplus TM)                        474,535            (1)     474,534    18.09       26,230
  JP Morgan Mid Cap Value (AnnuiChoice TM)                                405,052             2      405,054    17.73       22,843
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                          242,953            (1)     242,952    17.64       13,774
  JP Morgan Mid Cap Value (Grandmaster TM)                                147,800            (1)     147,799    14.28       10,351
  JP Morgan Mid Cap Value (IQ3 TM)                                        122,154            --      122,154    17.37        7,033
  JP Morgan Mid Cap Value (Pinnacleplus TM)                             1,072,899             1    1,072,900    16.42       65,334
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                          26,407,460            --   26,407,460    61.13      431,962
  Fidelity VIP Growth (Grandmaster TM)                                 11,385,444            --   11,385,444    59.50      191,360
  Fidelity VIP High Income (Grandmaster TM)                             5,954,590             3    5,954,593    17.48      340,587
  Fidelity VIP II Asset Manager (Grandmaster TM)                        8,030,406             8    8,030,414    33.70      238,299
  Fidelity VIP II Contrafund (Grandmaster TM)                          24,395,284            (1)  24,395,283    40.12      608,085
  Fidelity VIP II Index 500 (Grandmaster TM)                            9,233,414             3    9,233,417    33.31      277,176
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)                3,307,485            (2)   3,307,483    26.34      125,581
  Fidelity VIP III Balanced (Grandmaster TM)                            3,129,662             2    3,129,664    15.59      200,760
  Fidelity VIP III Growth & Income (Grandmaster TM)                     3,502,272             4    3,502,276    17.85      196,191
  Fidelity VIP III Growth Opportunities (Grandmaster TM)                1,250,513             8    1,250,521    12.22      102,311
  Fidelity VIP Overseas (Grandmaster TM)                                5,161,250             2    5,161,252    35.93      143,650
AFFILATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice TM)                               20,007            --       20,007    10.92        1,832
  Touchstone Aggressive ETF (AnnuiChoice II TM)                           306,547            --      306,547    10.72       28,592
  Touchstone Enhanced ETF (AnnuiChoice TM)                                 55,473            --       55,473    11.05        5,022
  Touchstone Enhanced ETF (AnnuiChoice II TM)                              11,349            --       11,349    10.85        1,046
  Touchstone Moderate ETF  (AnnuiChoice TM)                               178,382            --      178,382    10.74       16,604
  Touchstone Moderate ETF  (AnnuiChoice II TM)                             24,755            --       24,755    10.57        2,342
  Touchstone Money Market (AnnuiChoice TM)                              1,955,106            (5)   1,955,101    10.54      185,438
  Touchstone Money Market (GrandMaster flex3 TM)                        1,903,138            (7)   1,903,131    10.34      184,020
  Touchstone Money Market (IQ Annuity TM)                               2,411,175            (9)   2,411,166    10.38      232,328
  Touchstone Money Market (Pinnacleplus TM)                             1,611,315            (8)   1,611,307    10.30      156,468
NON-AFFLIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                             5,498,553            (1)   5,498,552    31.46      174,767
  MFS Capital Opportunities (AnnuiChoice TM)                              103,018            --      103,018    10.30       10,003
  MFS Capital Opportunities (GrandMaster flex3 TM)                         47,646            --       47,646    12.74        3,739
  MFS Capital Opportunities (Grandmaster TM)                               35,041            --       35,041     8.59        4,079
  MFS Capital Opportunities (IQ Annuity TM)                               277,426            --      277,426     8.27       33,562
  MFS Capital Opportunities (Pinnacleplus TM)                              93,085            --       93,085    13.27        7,015
  MFS Emerging Growth (AnnuiChoice TM)                                     46,821             1       46,822    10.89        4,299
  MFS Emerging Growth (GrandMaster flex3 TM)                               74,530            --       74,530    13.14        5,671
  MFS Emerging Growth (Grandmaster TM)                                     33,863             1       33,864    10.44        3,245
  MFS Emerging Growth (IQ Annuity TM)                                     270,986            (1)     270,985     7.28       37,238
  MFS Emerging Growth (Pinnacleplus TM)                                    73,529             1       73,530    13.34        5,513
  MFS Investors Growth Stock (AnnuiChoice TM)                             139,188            --      139,188    10.38       13,412
  MFS Investors Growth Stock (GrandMaster flex3 TM)                       153,378            --      153,378    11.69       13,116
  MFS Investors Growth Stock (Grandmaster TM)                              26,046            --       26,046     9.97        2,612
  MFS Investors Growth Stock (IQ Annuity TM)                               37,926             1       37,927     7.31        5,187

SEE ACCOMPANYING NOTES.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2006


                                                                                    Receivable
                                                                                       from
                                                                                   (payable to)
                                                                                   the general
                                                                                     account
                                                                      Investments  of National       NET       UNIT       UNITS
                             DIVISION                                  at value     Integrity       ASSETS     VALUE   OUTSTANDING
---------------------------------------------------------------------------------  -------------------------  --------------------
NON-AFFLIATED SERVICE CLASS (CONTINUED):
  MFS Investors Growth Stock (Pinnacleplus TM)                        $   107,160  $         --   $  107,160  $ 12.02        8,917
  MFS Mid Cap Growth (AnnuiChoice TM)                                     124,949            (4)     124,945     8.83       14,144
  MFS Mid Cap Growth (GrandMaster flex3 TM)                               116,834            --      116,834    12.23        9,554
  MFS Mid Cap Growth (Grandmaster TM)                                      54,553            --       54,553     7.01        7,783
  MFS Mid Cap Growth (IQ Annuity TM)                                      139,464            --      139,464     6.49       21,504
  MFS Mid Cap Growth (Pinnacleplus TM)                                    160,047            --      160,047    12.47       12,830
  MFS Mid Cap Growth (AnnuiChoice II TM)                                    1,735            --        1,735    10.88          160
  MFS New Discovery (AnnuiChoice TM)                                       71,992            --       71,992    11.44        6,291
  MFS New Discovery (GrandMaster flex3 TM)                                 59,487            --       59,487    12.81        4,645
  MFS New Discovery (Grandmaster TM)                                       67,560             1       67,561    10.40        6,496
  MFS New Discovery (IQ Annuity TM)                                        73,583            --       73,583     9.28        7,929
  MFS New Discovery (Pinnacleplus TM)                                      16,113            --       16,113    13.27        1,214
  MFS Total Return (AnnuiChoice TM)                                       417,095            (2)     417,093    13.32       31,316
  MFS Total Return (GrandMaster flex3 TM)                                 279,482            --      279,482    13.12       21,298
  MFS Total Return (Grandmaster TM)                                     1,217,721            (1)   1,217,720    12.81       95,042
  MFS Total Return (IQ Annuity TM)                                        748,021            --      748,021    12.87       58,131
  MFS Total Return (Pinnacleplus TM)                                    1,296,106            --    1,296,106    12.88      100,601
NON-AFFILIATED SERVICE CLASS 2 :
  Fidelity VIP Asset Manager (AnnuiChoice TM)                             245,382             1      245,383    12.10       20,279
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                       234,031            --      234,031    11.16       20,969
  Fidelity VIP Asset Manager (IQ3)                                        443,423            (1)     443,422    11.45       38,729
  Fidelity VIP Asset Manager (Pinnacleplus TM)                            105,436            --      105,436    11.64        9,061
  Fidelity VIP Balanced (AnnuiChoice TM)                                  336,925            (1)     336,924    12.76       26,399
  Fidelity VIP Balanced (GrandMaster flex3 TM)                            393,487            --      393,487    13.18       29,851
  Fidelity VIP Balanced (IQ3 TM)                                          402,446             1      402,447    11.71       34,365
  Fidelity VIP Balanced (Pinnacleplus TM)                                 360,852            (1)     360,851    12.25       29,456
  Fidelity VIP Contrafund (AnnuiChoice TM)                              2,577,975            --    2,577,975    16.45      156,723
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                        2,197,641             1    2,197,642    16.00      137,345
  Fidelity VIP Contrafund (IQ3)                                         2,917,140             2    2,917,142    14.48      201,398
  Fidelity VIP Contrafund (Pinnacleplus TM)                             2,713,115             1    2,713,116    16.04      169,168
  Fidelity VIP Contrafund (AnnuiChoice II TM)                              68,504            --       68,504    10.72        6,390
  Fidelity VIP Contrafund Standard (IQ Advisor TM)                          6,063             1        6,064    14.47          419
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)               90,164            (1)      90,163    15.35        5,873
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 TM)         85,347            --       85,347    14.17        6,022
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)            1,157,856             1    1,157,857    14.25       81,262
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)                94,015            --       94,015    18.56        5,065
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)             171,198            --      171,198    14.13       12,120
  Fidelity VIP Equity-Income (AnnuiChoice TM)                           1,076,056             1    1,076,057    14.30       75,263
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                       499,240            --      499,240    14.82       33,694
  Fidelity VIP Equity-Income (IQ3 TM)                                     968,954            --      968,954    13.21       73,325
  Fidelity VIP Equity-Income (Pinnacleplus TM)                          1,948,349            --    1,948,349    15.21      128,058
  Fidelity VIP Growth & Income (AnnuiChoice TM)                           208,951             1      208,952    12.76       16,380
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                     219,144            --      219,144    13.69       16,013
  Fidelity VIP Growth & Income (IQ3 TM)                                   187,922             1      187,923    11.12       16,900
  Fidelity VIP Growth & Income (Pinnacleplus TM)                          147,223            --      147,223    12.86       11,446
  Fidelity VIP Growth (AnnuiChoice TM)                                    198,557             1      198,558    10.20       19,475
  Fidelity VIP Growth (GrandMaster flex3 TM)                              169,506            --      169,506    11.95       14,184
  Fidelity VIP Growth (IQ3 TM)                                            361,367            (3)     361,364     7.86       45,976
  Fidelity VIP Growth (Pinnacleplus TM)                                   309,646            --      309,646    12.15       25,488
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                       47,825            --       47,825    11.77        4,064
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)                110,766            --      110,766    12.89        8,593
  Fidelity VIP Growth Opportunities (IQ3 TM)                               59,563            --       59,563    10.57        5,633
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                      75,585            --       75,585    12.77        5,917
  Fidelity VIP High Income (AnnuiChoice TM)                               324,005            (2)     324,003    14.84       21,829
  Fidelity VIP High Income (GrandMaster flex3 TM)                       2,351,799            --    2,351,799    13.61      172,810
  Fidelity VIP High Income (IQ3 TM)                                     3,661,360            --    3,661,360    12.15      301,406
  Fidelity VIP High Income (Pinnacleplus TM)                              280,545             1      280,546    12.62       22,227
  Fidelity VIP Index 500 (AnnuiChoice TM)                                 431,821             2      431,823    11.93       36,201
  Fidelity VIP Index 500 (IQ3 TM)                                         599,316             1      599,317    10.67       56,149
  Fidelity VIP Index 500 (Pinnacleplus TM)                                 93,789             1       93,790    14.00        6,700
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                     955,424            (1)     955,423    12.45       76,724
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)               415,541            --      415,541    10.61       39,171
  Fidelity VIP Investment Grade Bond (IQ3 TM)                           1,220,573            (1)   1,220,572    12.36       98,726
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                    311,612            --      311,612    10.52       29,612

SEE ACCOMPANYING NOTES.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2006


                                                                                    Receivable
                                                                                       from
                                                                                   (payable to)
                                                                                   the general
                                                                                     account
                                                                      Investments  of National       NET       UNIT       UNITS
                             DIVISION                                  at value     Integrity       ASSETS     VALUE   OUTSTANDING
---------------------------------------------------------------------------------  -------------------------  --------------------
NON-AFFILIATED SERVICE CLASS 2: (CONTINUED)
  Fidelity VIP Investment Grade Bond (AnnuiChoice II TM)              $    16,751  $         --   $   16,751  $ 10.16        1,649
  Fidelity VIP Mid Cap (AnnuiChoice TM)                                 1,056,137             1    1,056,138    20.29       52,054
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                           1,436,959            --    1,436,959    19.16       75,008
  Fidelity VIP Mid Cap (IQ Annuity TM)                                  1,925,737            --    1,925,737    19.22      100,182
  Fidelity VIP Mid Cap (Pinnacleplus TM)                                1,716,251            --    1,716,251    19.18       89,492
  Fidelity VIP Mid Cap (AnnuiChoice II TM)                                  5,589            --        5,589    10.49          533
  Fidelity VIP Mid Cap (Grandmaster TM)                                    13,000            (1)      12,999    15.81          822
  Fidelity VIP Overseas (AnnuiChoice TM)                                  297,726            --      297,726    16.38       18,173
  Fidelity VIP Overseas (GrandMaster flex3 TM)                            368,579            --      368,579    14.99       24,592
  Fidelity VIP Overseas (IQ3 TM)                                          348,329            --      348,329    12.87       27,057
  Fidelity VIP Overseas (Pinnacleplus TM)                                 585,412            --      585,412    18.50       31,644
  Fidelity VIP Overseas (AnnuiChoice II TM)                                14,517             1       14,518    10.92        1,330
NON-AFFILIATED CLASS 1 :
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)                   229,617            --      229,617    17.18       13,364
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)              83,827            --       83,827    17.41        4,816
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                           105,257             1      105,258    16.87        6,240
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                      1,077,665             1    1,077,666    26.63       40,475
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)                1,019,462            --    1,019,462    25.85       39,443
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                                263,017            (1)     263,016    25.95       10,137
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II TM)                     120,259            --      120,259    11.35       10,596
NON-AFFILIATED CLASS 1B SHARES :
  Putnam VT Discovery Growth (AnnuiChoice TM)                              33,476            (1)      33,475    10.25        3,267
  Putnam VT Discovery Growth (Grandmaster TM)                               6,014            (1)       6,013     8.83          681
  Putnam VT Discovery Growth (IQ Annuity TM)                               78,480            --       78,480    12.12        6,475
  Putnam VT Growth and Income (AnnuiChoice TM)                            272,208             1      272,209    13.06       20,851
  Putnam VT Growth and Income (GrandMaster flex3 TM)                       82,960             8       82,968    13.99        5,932
  Putnam VT Growth and Income (Grandmaster TM)                            274,779            --      274,779    12.53       21,935
  Putnam VT Growth and Income (IQ Annuity TM)                             427,413             1      427,414    11.78       36,291
  Putnam VT Growth and Income (Pinnacleplus TM)                            39,325            (1)      39,324    14.25        2,760
  Putnam VT International Equity (AnnuiChoice TM)                         122,210            --      122,210    16.04        7,620
  Putnam VT International Equity (GrandMaster flex3 TM)                   186,948            --      186,948    17.00       10,994
  Putnam VT International Equity (Grandmaster TM)                         199,315            (1)     199,314    14.58       13,674
  Putnam VT International Equity (IQ Annuity TM)                          231,022             1      231,023    14.55       15,882
  Putnam VT International Equity (Pinnacleplus TM)                        297,321            --      297,321    18.50       16,070
  Putnam VT Small Cap Value (AnnuiChoice TM)                              419,878            --      419,878    18.68       22,479
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                        561,119             1      561,120    17.73       31,653
  Putnam VT Small Cap Value (Grandmaster TM)                            1,755,779            --    1,755,779    18.88       93,016
  Putnam VT Small Cap Value (IQ Annuity TM)                               731,020            --      731,020    18.74       39,002
  Putnam VT Small Cap Value (Pinnacleplus TM)                             477,878            --      477,878    18.08       26,428
  Putnam VT Small Cap Value (AnnuiChoice II TM)                             5,677            --        5,677    11.05          514
  Putnam VT The George Putnam Fund of Boston (GrandMaster flex3 TM)         7,602            --        7,602    13.43          566
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)             149,482            --      149,482    13.54       11,040
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)                2,437             1        2,438    13.49          181
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)             35,438            --       35,438    12.65        2,802
  Putnam VT Voyager (Grandmaster TM)                                       17,804            --       17,804    13.22        1,346
  Putnam VT Voyager (IQ Annuity TM)                                        16,562            --       16,562    13.17        1,257
  Putnam VT Voyager (Pinnacleplus TM)                                      41,667            --       41,667    11.88        3,506
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (AnnuiChoice TM)                  114,010            --      114,010    15.46        7,374
  Franklin Growth and Income Securities (GrandMaster flex3 TM)            194,041            --      194,041    15.12       12,831
  Franklin Growth and Income Securities (Grandmaster TM)                  387,587            (2)     387,585    15.24       25,424
  Franklin Growth and Income Securities (IQ Annuity TM)                   459,739             7      459,746    15.18       30,279
  Franklin Growth and Income Securities (Pinnacleplus TM)                 507,688            --      507,688    14.43       35,191
  Franklin Income Securities (AnnuiChoice TM)                             531,701            --      531,701    16.81       31,632
  Franklin Income Securities (GrandMaster flex3 TM)                     2,608,158             2    2,608,160    16.44      158,636
  Franklin Income Securities (Grandmaster TM)                           2,699,115             4    2,699,119    16.57      162,850
  Franklin Income Securities (IQ Annuity TM)                            1,640,262             1    1,640,263    16.51       99,365
  Franklin Income Securities (Pinnacleplus TM)                          2,093,739            (1)   2,093,738    14.55      143,895
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                    58,725            --       58,725    14.09        4,168
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)             277,869            --      277,869    13.78       20,165
  Franklin Large Cap Growth Securities (Grandmaster TM)                   152,796             1      152,797    13.89       10,999
  Franklin Large Cap Growth Securities (IQ Annuity TM)                    300,245            --      300,245    13.84       21,701
  Franklin Large Cap Growth Securities (Pinnacleplus TM)                  336,121            --      336,121    12.52       26,842
  Franklin Large Cap Growth Securities (AnnuiChoice II TM)                  8,494            --        8,494    10.82          785

SEE ACCOMPANYING NOTES.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2006


                                                                                    Receivable
                                                                                       from
                                                                                   (payable to)
                                                                                   the general
                                                                                     account
                                                                      Investments  of National       NET       UNIT       UNITS
                             DIVISION                                  at value     Integrity       ASSETS     VALUE   OUTSTANDING
---------------------------------------------------------------------------------  -------------------------  --------------------
NON-AFFILIATED CLASS 2:(CONTINUED)
  Franklin Mutual Shares Securities (AnnuiChoice TM)                  $   852,762  $         --   $  852,762  $ 17.45       48,870
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)              1,460,392            --    1,460,392    17.07       85,565
  Franklin Mutual Shares Securities (IQ Annuity TM)                       617,608            --      617,608    17.14       36,041
  Franklin Mutual Shares Securities (Pinnacleplus TM)                   1,446,513            --    1,446,513    15.63       92,561
  Franklin Mutual Shares Securities Standard (IQ Advisor TM)               13,121            --       13,121    14.34          915
  Franklin Mutual Shares Securities(Grandmaster TM)                     1,305,748            --    1,305,748    17.21       75,891
  Templeton Foreign Securities (IQ Annuity TM)                            358,092            --      358,092    19.23       18,618
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)                525,108             1      525,109    19.16       27,412
  Templeton Foriegn Securities Fund (Grandmaster TM)                      247,153            --      247,153    19.31       12,799
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                     585,351            --      585,351    17.73       33,020
  Templeton Foreign Securities Fund (AnnuiChoice TM)                       86,788            --       86,788    19.58        4,431
  Templeton Foreign Securities Fund (AnnuiChoice II TM)                     1,777            --        1,777    10.96          162
  Templeton Growth Securities (AnnuiChoice TM)                             79,702            --       79,702    18.75        4,251
  Templeton Growth Securities (GrandMaster flex3 TM)                    1,047,763             1    1,047,764    18.34       57,134
  Templeton Growth Securities (Grandmaster TM)                          1,165,372            --    1,165,372    18.49       63,037
  Templeton Growth Securities (IQ Annuity TM)                           1,584,183             1    1,584,184    18.41       86,038
  Templeton Growth Securities (Pinnacleplus TM)                         1,047,827            --    1,047,827    16.88       62,061
  Templeton Growth Securities Standard (IQ Advisor TM)                      6,760            --        6,760    14.78          457
  Van Kampen LIT Comstock (AnnuiChoice TM)                                114,804            --      114,804    17.07        6,724
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                          319,292            --      319,292    16.70       19,120
  Van Kampen LIT Comstock (Grandmaster TM)                                184,399             1      184,400    16.83       10,954
  Van Kampen LIT Comstock (IQ Annuity TM)                                 145,862            --      145,862    16.77        8,700
  Van Kampen LIT Comstock (Pinnacleplus TM)                               342,023            --      342,023    15.22       22,466
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)                   23,458            (4)      23,454    13.45        1,743
  Van Kampen LIT Strategic Growth (Grandmaster TM)                          6,466            (3)       6,463    13.56          477
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                           1,216             3        1,219    13.51           90
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                        86,774            --       86,774    11.87        7,308
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                    76,610            --       76,610    16.32        4,693
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)                  313,992            (1)     313,991    14.23       22,068
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)                 589,515            --      589,515    31.62       18,645
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 TM)           506,946            --      506,946    30.93       16,392
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)                 464,980            --      464,980    31.18       14,914
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)                  113,030            --      113,030    31.05        3,640
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)                656,611             1      656,612    27.03       24,289
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice II TM)               71,544            --       71,544    11.99        5,967
  Van Kampen UIF Emerging Markets Equity (IQ Advisor Enhanced TM)          11,768            --       11,768    21.45          549
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                    1,075,497            --    1,075,497    23.95       44,913
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                        661,095            --      661,095    28.12       23,507
  Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced TM)                 11,338             1       11,339    21.33          532
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice TM)                             1,241,054            --    1,241,054    13.69       90,644
  DWS Equity 500 Index VIP (GrandMaster flex3 TM)                         968,896            (2)     968,894    13.74       70,530
  DWS Equity 500 Index VIP (Grandmaster TM)                             3,432,662            (5)   3,432,657    12.81      267,874
  DWS Equity 500 Index VIP (IQ3 TM)                                       411,306            --      411,306    13.37       30,769
  DWS Equity 500 Index VIP (Pinnacleplus TM)                            1,602,806            (1)   1,602,805    13.95      114,888
  DWS Equity 500 Index VIP (AnnuiChoice II TM)                              1,736            --        1,736    10.89          159
  DWS Small Cap Index VIP (AnnuiChoice TM)                                131,233            --      131,233    15.46        8,487
  DWS Small Cap Index VIP (GrandMaster flex3 TM)                          286,787            --      286,787    16.24       17,655
  DWS Small Cap Index VIP (Grandmaster TM)                                 24,636            --       24,636    13.73        1,795
  DWS Small Cap Index VIP (IQ3 TM)                                        133,282            --      133,282    15.01        8,877
  DWS Small Cap Index VIP (Pinnacleplus TM)                               527,366             7      527,373    15.73       33,521

SEE ACCOMPANYING NOTES.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                            Statements of Operations

                      For the Year Ended December 31, 2006


                                                            INVESTMENT
                                                              INCOME        EXPENSES
                                                            ----------------------------

                                                                            Mortality
                                                                           and expense        Net
                                                                             risk and      investment
                                                            Reinvested    administrative     income
                           Division                          dividends       charges         (loss)
-----------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                $     9,746   $        6,527   $    3,219
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                9,433            9,752         (319)
  Touchstone Aggressive ETF (Grandmaster TM)                     30,781           28,455        2,326
  Touchstone Aggressive ETF (IQ Annuity TM)                      15,309           15,902         (593)
  Touchstone Aggressive ETF (Pinnacleplus TM)                     9,175            6,673        2,502
  Touchstone Balanced (AnnuiChoice TM)                            2,303            1,692          611
  Touchstone Balanced (GrandMaster flex3 TM)                      6,967            6,260          707
  Touchstone Balanced (Grandmaster TM)                               --               42          (42)
  Touchstone Balanced (IQ Annuity TM)                             4,346            3,594          752
  Touchstone Balanced (Pinnacleplus TM)                           6,500            5,747          753
  Touchstone Baron Small Cap (AnnuiChoice TM)                        --            4,428       (4,428)
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                  --            9,540       (9,540)
  Touchstone Baron Small Cap (Grandmaster TM)                        --            4,896       (4,896)
  Touchstone Baron Small Cap (IQ Annuity TM)                         --           17,868      (17,868)
  Touchstone Baron Small Cap (Pinnacleplus TM)                       --            9,660       (9,660)
  Touchstone Conservative ETF (AnnuiChoice TM)                      259              269          (10)
  Touchstone Conservative ETF (GrandMaster flex3 TM)             11,474           18,670       (7,196)
  Touchstone Conservative ETF (Grandmaster TM)                    1,211            1,817         (606)
  Touchstone Conservative ETF (IQ Annuity TM)                    11,223           18,570       (7,347)
  Touchstone Conservative ETF (Pinnacleplus TM)                   6,252           10,278       (4,026)
  Touchstone Core Bond (AnnuiChoice TM)                          11,340            2,628        8,712
  Touchstone Core Bond (GrandMaster flex3 TM)                    24,536            8,469       16,067
  Touchstone Core Bond (Grandmaster TM)                             684            1,145         (461)
  Touchstone Core Bond (IQ Annuity TM)                           19,631            7,617       12,014
  Touchstone Core Bond (Pinnacleplus TM)                          9,412            3,469        5,943
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)             54               77          (23)
  Touchstone Eagle Capital Appreciation
   (GrandMaster flex3 TM)                                           275              537         (262)
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)           1,179            2,072         (893)
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)           516              967         (451)
  Touchstone Mid Cap Growth (AnnuiChoice TM)                         --            2,324       (2,324)

                                                            REALIZED AND UNREALIZED GAIN
                                                               (LOSS) ON INVESTMENTS
                                                            ----------------------------

                                                              Realized
                                                                gain
                                                             (loss) on
                                                              sales of     Realized gain
                           Division                         investments    distributions
----------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                $      7,300   $          --
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                27,178              --
  Touchstone Aggressive ETF (Grandmaster TM)                      23,891              --
  Touchstone Aggressive ETF (IQ Annuity TM)                       35,253              --
  Touchstone Aggressive ETF (Pinnacleplus TM)                        909              --
  Touchstone Balanced (AnnuiChoice TM)                            17,122          11,770
  Touchstone Balanced (GrandMaster flex3 TM)                      22,106          36,260
  Touchstone Balanced (Grandmaster TM)                               278              --
  Touchstone Balanced (IQ Annuity TM)                              5,098          22,187
  Touchstone Balanced (Pinnacleplus TM)                            1,771          33,201
  Touchstone Baron Small Cap (AnnuiChoice TM)                     35,070          11,735
  Touchstone Baron Small Cap (GrandMaster flex3 TM)               55,948          19,620
  Touchstone Baron Small Cap (Grandmaster TM)                      6,726          11,469
  Touchstone Baron Small Cap (IQ Annuity TM)                     268,848          35,766
  Touchstone Baron Small Cap (Pinnacleplus TM)                    37,435          19,000
  Touchstone Conservative ETF (AnnuiChoice TM)                        10               4
  Touchstone Conservative ETF (GrandMaster flex3 TM)               8,083             156
  Touchstone Conservative ETF (Grandmaster TM)                       207              17
  Touchstone Conservative ETF (IQ Annuity TM)                      8,544             157
  Touchstone Conservative ETF (Pinnacleplus TM)                    2,707              87
  Touchstone Core Bond (AnnuiChoice TM)                              144              --
  Touchstone Core Bond (GrandMaster flex3 TM)                      1,939              --
  Touchstone Core Bond (Grandmaster TM)                            5,402              --
  Touchstone Core Bond (IQ Annuity TM)                            (4,846)             --
  Touchstone Core Bond (Pinnacleplus TM)                            (120)             --
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)           2,002              --
  Touchstone Eagle Capital Appreciation
   (GrandMaster flex3 TM)                                          1,183              --
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)           19,443              --
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)          1,981              --
  Touchstone Mid Cap Growth (AnnuiChoice TM)                     (13,036)         10,509

                                                               REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                            ---------------------------------------------------------
                                                                   NET UNREALIZED APPRECIATION
                                                                  (DEPRECIATION) OF INVESTMENTS
                                                            ------------------------------------------
                                                                                                                           Net
                                                                                                             Net         increase
                                                                                        Change in net     realized      (decrease)
                                                                                          unrealized         and          in net
                                                                                         appreciation    unrealized       assets
                                                                                        (depreciation)      gain        resulting
                                                             Beginning       End of         during        (loss) on        from
                           Division                          of period       period       the period     investments    operations
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                $     19,515  $     85,184  $       65,669  $      72,969  $     76,188
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                26,877        72,344          45,467         72,645        72,326
  Touchstone Aggressive ETF (Grandmaster TM)                      93,683       306,889         213,206        237,097       239,423
  Touchstone Aggressive ETF (IQ Annuity TM)                       41,608       120,114          78,506        113,759       113,166
  Touchstone Aggressive ETF (Pinnacleplus TM)                      7,193        55,553          48,360         49,269        51,771
  Touchstone Balanced (AnnuiChoice TM)                            19,370         2,738         (16,632)        12,260        12,871
  Touchstone Balanced (GrandMaster flex3 TM)                      29,057         6,396         (22,661)        35,705        36,412
  Touchstone Balanced (Grandmaster TM)                                 4            (1)             (5)           273           231
  Touchstone Balanced (IQ Annuity TM)                             13,731         8,045          (5,686)        21,599        22,351
  Touchstone Balanced (Pinnacleplus TM)                            9,898         4,546          (5,352)        29,620        30,373
  Touchstone Baron Small Cap (AnnuiChoice TM)                     61,705        89,866          28,161         74,966        70,538
  Touchstone Baron Small Cap (GrandMaster flex3 TM)               61,895        85,012          23,117         98,685        89,145
  Touchstone Baron Small Cap (Grandmaster TM)                     13,966        55,825          41,859         60,054        55,158
  Touchstone Baron Small Cap (IQ Annuity TM)                     334,185       223,188        (110,997)       193,617       175,749
  Touchstone Baron Small Cap (Pinnacleplus TM)                    44,377        89,853          45,476        101,911        92,251
  Touchstone Conservative ETF (AnnuiChoice TM)                        18         1,949           1,931          1,945         1,935
  Touchstone Conservative ETF (GrandMaster flex3 TM)              19,148        92,391          73,243         81,482        74,286
  Touchstone Conservative ETF (Grandmaster TM)                     2,241        11,363           9,122          9,346         8,740
  Touchstone Conservative ETF (IQ Annuity TM)                     40,021       118,945          78,924         87,625        80,278
  Touchstone Conservative ETF (Pinnacleplus TM)                    7,867        51,814          43,947         46,741        42,715
  Touchstone Core Bond (AnnuiChoice TM)                             (193)       (1,166)           (973)         (829)         7,883
  Touchstone Core Bond (GrandMaster flex3 TM)                      3,953            63          (3,890)       (1,951)        14,116
  Touchstone Core Bond (Grandmaster TM)                              (24)          (17)              7          5,409         4,948
  Touchstone Core Bond (IQ Annuity TM)                            (5,751)       (1,027)          4,724          (122)        11,892
  Touchstone Core Bond (Pinnacleplus TM)                            (229)       (1,338)         (1,109)       (1,229)         4,714
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)             989           915             (74)         1,928         1,905
  Touchstone Eagle Capital Appreciation
   (GrandMaster flex3 TM)                                          3,404         7,378           3,974          5,157         4,895
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)           39,278        41,956           2,678         22,121        21,228
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)          6,552        13,253           6,701          8,682         8,231
  Touchstone Mid Cap Growth (AnnuiChoice TM)                     (50,372)      (11,431)         38,941         36,414        34,090

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                            INVESTMENT
                                                              INCOME        EXPENSES
                                                            ----------------------------

                                                                            Mortality
                                                                           and expense        Net
                                                                             risk and      investment
                                                            Reinvested    administrative     income
                           Division                          dividends       charges         (loss)
-----------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)          $        --   $        3,024   $   (3,024)
  Touchstone Mid Cap Growth (Grandmaster TM)                         --            1,976       (1,976)
  Touchstone Mid Cap Growth (IQ Annuity TM)                          --            4,867       (4,867)
  Touchstone Mid Cap Growth (Pinnacleplus TM)                        --            9,079       (9,079)
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                   11                4            7
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)          1,343              878          465
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                  215              124           91
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                 2,265              622        1,643
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)               1,671            1,196          475
  Touchstone Enhanced ETF (AnnuiChoice TM)                       13,190           17,935       (4,745)
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                 13,192           25,528      (12,336)
  Touchstone Enhanced ETF (Grandmaster TM)                       23,140           42,963      (19,823)
  Touchstone Enhanced ETF (IQ Annuity TM)                         9,813           19,529       (9,716)
  Touchstone Enhanced ETF (Pinnacleplus TM)                       5,030            6,741       (1,711)
  Touchstone Growth & Income (AnnuiChoice TM)                       917              431          486
  Touchstone Growth & Income (GrandMaster flex3 TM)                 339              355          (16)
  Touchstone Growth & Income (IQ Annuity TM)                        958              655          303
  Touchstone Growth & Income (Pinnacleplus TM)                    1,965            1,324          641
  Touchstone High Yield (AnnuiChoice TM)                         26,288            2,084       24,204
  Touchstone High Yield (GrandMaster flex3 TM)                   32,394            6,758       25,636
  Touchstone High Yield (Grandmaster TM)                         19,049            3,483       15,566
  Touchstone High Yield (IQ Annuity TM)                          28,735            5,642       23,093
  Touchstone High Yield (Pinnacleplus TM)                        64,930           13,715       51,215
  Touchstone Moderate ETF  (AnnuiChoice TM)                       2,800            2,269          531
  Touchstone Moderate ETF (GrandMaster flex3 TM)                 20,681           28,858       (8,177)
  Touchstone Moderate ETF (Grandmaster TM)                        3,644            5,213       (1,569)
  Touchstone Moderate ETF (IQ Annuity TM)                        20,917           28,399       (7,482)
  Touchstone Moderate ETF (Pinnacleplus TM)                       9,295           12,473       (3,178)
  Touchstone Money Market (AnnuiChoice TM)                       20,689            4,294       16,395
  Touchstone Money Market (Grandmaster TM)                      245,538           69,012      176,526
  Touchstone Money Market (IQ Annuity TM)                           739              244          495
  Touchstone Third Avenue Value (AnnuiChoice TM)                 17,664           14,157        3,507
  Touchstone Third Avenue Value (GrandMaster flex3 TM)           26,191           37,607      (11,416)
  Touchstone Third Avenue Value (Grandmaster TM)                 29,428           35,590       (6,162)
  Touchstone Third Avenue Value (IQ Annuity TM)                  37,331           48,391      (11,060)
  Touchstone Third Avenue Value (Pinnacleplus TM)                25,405           38,506      (13,101)
  Touchstone Third Avenue Value (AnnuiChoice II TM)
   (September 01)*                                                  782              133          649
  Touchstone Third Avenue Value (IQ Advisor Enhanced TM)             --               37          (37)
  Touchstone Value Plus (AnnuiChoice TM)                          1,239            1,546         (307)
  Touchstone Value Plus (GrandMaster flex3 TM)                      925            2,024       (1,099)
  Touchstone Value Plus (Grandmaster TM)                            314              504         (190)
  Touchstone Value Plus (IQ Annuity TM)                           1,868            3,293       (1,425)
  Touchstone Value Plus (Pinnacleplus TM)                         2,800            4,990       (2,190)

                                                            REALIZED AND UNREALIZED GAIN
                                                               (LOSS) ON INVESTMENTS
                                                            ----------------------------

                                                              Realized
                                                                gain
                                                             (loss) on
                                                              sales of     Realized gain
                           Division                         investments    distributions
----------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)          $     (1,017)  $      14,253
  Touchstone Mid Cap Growth (Grandmaster TM)                         959           8,507
  Touchstone Mid Cap Growth (IQ Annuity TM)                      (10,469)         17,958
  Touchstone Mid Cap Growth (Pinnacleplus TM)                     (2,990)         32,381
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                    --              --
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)             607              --
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                   131              --
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                    292              --
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)               10,259              --
  Touchstone Enhanced ETF (AnnuiChoice TM)                         6,351              --
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                   6,784              --
  Touchstone Enhanced ETF (Grandmaster TM)                        16,209              --
  Touchstone Enhanced ETF (IQ Annuity TM)                         40,921              --
  Touchstone Enhanced ETF (Pinnacleplus TM)                          734              --
  Touchstone Growth & Income (AnnuiChoice TM)                      5,199           3,707
  Touchstone Growth & Income (GrandMaster flex3 TM)                  963           1,609
  Touchstone Growth & Income (IQ Annuity TM)                         227           3,762
  Touchstone Growth & Income (Pinnacleplus TM)                     1,040           7,719
  Touchstone High Yield (AnnuiChoice TM)                            (596)             --
  Touchstone High Yield (GrandMaster flex3 TM)                       615              --
  Touchstone High Yield (Grandmaster TM)                          11,243              --
  Touchstone High Yield (IQ Annuity TM)                            1,987              --
  Touchstone High Yield (Pinnacleplus TM)                          4,377              --
  Touchstone Moderate ETF  (AnnuiChoice TM)                        1,838              12
  Touchstone Moderate ETF (GrandMaster flex3 TM)                  15,359              89
  Touchstone Moderate ETF (Grandmaster TM)                         8,196              15
  Touchstone Moderate ETF (IQ Annuity TM)                         55,869              89
  Touchstone Moderate ETF (Pinnacleplus TM)                        4,101              37
  Touchstone Money Market (AnnuiChoice TM)                            --              --
  Touchstone Money Market (Grandmaster TM)                            --              --
  Touchstone Money Market (IQ Annuity TM)                             --              --
  Touchstone Third Avenue Value (AnnuiChoice TM)                 217,409          91,161
  Touchstone Third Avenue Value (GrandMaster flex3 TM)           176,739         133,228
  Touchstone Third Avenue Value (Grandmaster TM)                  44,102         151,861
  Touchstone Third Avenue Value (IQ Annuity TM)                  103,909         192,633
  Touchstone Third Avenue Value (Pinnacleplus TM)                123,406         130,721
  Touchstone Third Avenue Value (AnnuiChoice II TM)
   (September 01)*                                                     4           4,040
  Touchstone Third Avenue Value (IQ Advisor Enhanced TM)            (272)             --
  Touchstone Value Plus (AnnuiChoice TM)                           8,116              --
  Touchstone Value Plus (GrandMaster flex3 TM)                    12,240              --
  Touchstone Value Plus (Grandmaster TM)                             145              --
  Touchstone Value Plus (IQ Annuity TM)                           10,395              --
  Touchstone Value Plus (Pinnacleplus TM)                          6,228              --

                                                               REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                            ---------------------------------------------------------
                                                                   NET UNREALIZED APPRECIATION
                                                                  (DEPRECIATION) OF INVESTMENTS
                                                            ------------------------------------------
                                                                                                                           Net
                                                                                                             Net         increase
                                                                                        Change in net     realized      (decrease)
                                                                                          unrealized         and          in net
                                                                                         appreciation    unrealized       assets
                                                                                        (depreciation)      gain        resulting
                                                             Beginning       End of         during        (loss) on        from
                           Division                          of period       period       the period     investments    operations
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)          $    (13,616) $      1,787  $       15,403  $      28,639  $     25,615
  Touchstone Mid Cap Growth (Grandmaster TM)                     (12,557)       (1,149)         11,408         20,874        18,898
  Touchstone Mid Cap Growth (IQ Annuity TM)                      (43,592)       (2,672)         40,920         48,409        43,542
  Touchstone Mid Cap Growth (Pinnacleplus TM)                    (51,864)          (50)         51,814         81,205        72,126
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                    --            93              93             93           100
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)             221        11,599          11,378         11,985        12,450
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                  (120)        1,713           1,833          1,964         2,055
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                     91         7,844           7,753          8,045         9,688
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                 (496)        5,791           6,287         16,546        17,021
  Touchstone Enhanced ETF (AnnuiChoice TM)                        81,300       319,032         237,732        244,083       239,338
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                  36,708       246,467         209,759        216,543       204,207
  Touchstone Enhanced ETF (Grandmaster TM)                         8,790       413,215         404,425        420,634       400,811
  Touchstone Enhanced ETF (IQ Annuity TM)                         50,922       186,203         135,281        176,202       166,486
  Touchstone Enhanced ETF (Pinnacleplus TM)                        7,859        70,337          62,478         63,212        61,501
  Touchstone Growth & Income (AnnuiChoice TM)                      4,266           418          (3,848)         5,058         5,544
  Touchstone Growth & Income (GrandMaster flex3 TM)                 (953)         (120)            833          3,405         3,389
  Touchstone Growth & Income (IQ Annuity TM)                         206           357             151          4,140         4,443
  Touchstone Growth & Income (Pinnacleplus TM)                     1,015           615            (400)         8,359         9,000
  Touchstone High Yield (AnnuiChoice TM)                           2,685        (3,396)         (6,081)        (6,677)       17,527
  Touchstone High Yield (GrandMaster flex3 TM)                     3,562         3,923             361            976        26,612
  Touchstone High Yield (Grandmaster TM)                           5,428        (5,929)        (11,357)          (114)       15,452
  Touchstone High Yield (IQ Annuity TM)                           10,316         9,963            (353)         1,634        24,727
  Touchstone High Yield (Pinnacleplus TM)                         11,052         5,656          (5,396)        (1,019)       50,196
  Touchstone Moderate ETF  (AnnuiChoice TM)                        5,608        28,485          22,877         24,727        25,258
  Touchstone Moderate ETF (GrandMaster flex3 TM)                  53,314       215,650         162,336        177,784       169,607
  Touchstone Moderate ETF (Grandmaster TM)                        12,653        41,300          28,647         36,858        35,289
  Touchstone Moderate ETF (IQ Annuity TM)                         57,037       200,371         143,334        199,292       191,810
  Touchstone Moderate ETF (Pinnacleplus TM)                       21,856        89,952          68,096         72,234        69,056
  Touchstone Money Market (AnnuiChoice TM)                            --            --              --             --        16,395
  Touchstone Money Market (Grandmaster TM)                            --            --              --             --       176,526
  Touchstone Money Market (IQ Annuity TM)                              3             3              --             --           495
  Touchstone Third Avenue Value (AnnuiChoice TM)                 355,581       254,691        (100,890)       207,680       211,187
  Touchstone Third Avenue Value (GrandMaster flex3 TM)           243,899       238,862          (5,037)       304,930       293,514
  Touchstone Third Avenue Value (Grandmaster TM)                  84,335       220,195         135,860        331,823       325,661
  Touchstone Third Avenue Value (IQ Annuity TM)                1,033,299     1,195,388         162,089        458,631       447,571
  Touchstone Third Avenue Value (Pinnacleplus TM)                169,886       220,359          50,473        304,600       291,499
  Touchstone Third Avenue Value (AnnuiChoice II TM)
   (September 01)*                                                    --        (1,810)         (1,810)         2,234         2,883
  Touchstone Third Avenue Value (IQ Advisor Enhanced TM)              --            --              --           (272)         (309)
  Touchstone Value Plus (AnnuiChoice TM)                          39,050        57,843          18,793         26,909        26,602
  Touchstone Value Plus (GrandMaster flex3 TM)                     9,110        19,390          10,280         22,520        21,421
  Touchstone Value Plus (Grandmaster TM)                           1,676         8,027           6,351          6,496         6,306
  Touchstone Value Plus (IQ Annuity TM)                           41,585        70,858          29,273         39,668        38,243
  Touchstone Value Plus (Pinnacleplus TM)                         15,756        61,718          45,962         52,190        50,000

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                            INVESTMENT
                                                              INCOME         EXPENSES
                                                            ----------------------------

                                                                            Mortality
                                                                           and expense        Net
                                                                             risk and      investment
                                                            Reinvested    administrative     income
                           Division                          dividends       charges         (loss)
-----------------------------------------------------------------------------------------------------
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                           $    28,135   $        6,775   $    21,360
  JP Morgan Bond (GrandMaster flex3 TM)                          17,006            6,344        10,662
  JP Morgan Bond (Grandmaster TM)                                 2,528              580         1,948
  JP Morgan Bond (IQ3 TM)                                         7,594            2,697         4,897
  JP Morgan Bond (Pinnacleplus TM)                               18,871            7,656        11,215
  JP Morgan International Equity (AnnuiChoice TM)                 5,651            5,115           536
  JP Morgan International Equity (GrandMaster flex3 TM)           3,935            5,766        (1,831)
  JP Morgan International Equity (Grandmaster TM)                13,151           15,862        (2,711)
  JP Morgan International Equity (IQ3 TM)                         1,947            2,899          (952)
  JP Morgan International Equity (Pinnacleplus TM)                2,566            4,937        (2,371)
  JP Morgan Mid Cap Value (AnnuiChoice TM)                        6,602            3,768         2,834
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                  4,176            3,664           512
  JP Morgan Mid Cap Value (Grandmaster TM)                       22,713            7,501        15,212
  JP Morgan Mid Cap Value (IQ3 TM)                                2,987            2,102           885
  JP Morgan Mid Cap Value (Pinnacleplus TM)                      18,466           17,195         1,271
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                 1,194,715          346,703       848,012
  Fidelity VIP Growth (Grandmaster TM)                           50,889          162,271      (111,382)
  Fidelity VIP High Income (Grandmaster TM)                     450,020           85,459       364,561
  Fidelity VIP II Asset Manager (Grandmaster TM)                252,233          117,830       134,403
  Fidelity VIP II Contrafund (Grandmaster TM)                   324,950          339,132       (14,182)
  Fidelity VIP II Index 500 (Grandmaster TM)                    172,012          126,952        45,060
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)        153,560           49,930       103,630
  Fidelity VIP III Balanced (Grandmaster TM)                     66,856           41,448        25,408
  Fidelity VIP III Growth & Income (Grandmaster TM)              44,072           54,149       (10,077)
  Fidelity VIP III Growth Opportunities (Grandmaster TM)         10,467           18,825        (8,358)
  Fidelity VIP Overseas (Grandmaster TM)                         89,161           71,307        17,854
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice TM)(July 31)*              277               60           217
  Touchstone Aggressive ETF (AnnuiChoice II TM)
   (September 01)*                                                4,162              687         3,475
  Touchstone Enhanced ETF (AnnuiChoice TM)(July 31)*                320               98           222
  Touchstone Enhanced ETF (AnnuiChoice II TM)
   (September 01)*                                                   64               19            45
  Touchstone Moderate ETF  (AnnuiChoice TM)(July 31)*             1,721              464         1,257
  Touchstone Moderate ETF  (AnnuiChoice II TM)
   (September 01)*                                                  239               65           174
  Touchstone Money Market (AnnuiChoice TM)                       94,394           20,575        73,819
  Touchstone Money Market (GrandMaster flex3 TM)                 77,785           25,563        52,222

                                                            REALIZED AND UNREALIZED GAIN
                                                               (LOSS) ON INVESTMENTS
                                                            ----------------------------

                                                              Realized
                                                                gain
                                                             (loss) on
                                                              sales of     Realized gain
                           Division                         investments    distributions
----------------------------------------------------------------------------------------
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                           $     (8,123)  $          --
  JP Morgan Bond (GrandMaster flex3 TM)                           (2,459)             --
  JP Morgan Bond (Grandmaster TM)                                 (2,166)             --
  JP Morgan Bond (IQ3 TM)                                         (2,078)             --
  JP Morgan Bond (Pinnacleplus TM)                                (2,488)             --
  JP Morgan International Equity (AnnuiChoice TM)                 23,536              --
  JP Morgan International Equity (GrandMaster flex3 TM)           22,542              --
  JP Morgan International Equity (Grandmaster TM)                 68,453              --
  JP Morgan International Equity (IQ3 TM)                          5,224              --
  JP Morgan International Equity (Pinnacleplus TM)                27,907              --
  JP Morgan Mid Cap Value (AnnuiChoice TM)                         2,087           4,553
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                  23,488           2,880
  JP Morgan Mid Cap Value (Grandmaster TM)                       137,333          15,661
  JP Morgan Mid Cap Value (IQ3 TM)                                11,204           2,059
  JP Morgan Mid Cap Value (Pinnacleplus TM)                       35,389          12,734
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                    239,755       2,765,487
  Fidelity VIP Growth (Grandmaster TM)                          (385,669)             --
  Fidelity VIP High Income (Grandmaster TM)                       50,481              --
  Fidelity VIP II Asset Manager (Grandmaster TM)                (186,890)             --
  Fidelity VIP II Contrafund (Grandmaster TM)                  1,978,048       1,961,722
  Fidelity VIP II Index 500 (Grandmaster TM)                     686,099              --
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)         (51,213)          9,195
  Fidelity VIP III Balanced (Grandmaster TM)                     192,738         109,242
  Fidelity VIP III Growth & Income (Grandmaster TM)              466,676         123,145
  Fidelity VIP III Growth Opportunities (Grandmaster TM)          58,826              --
  Fidelity VIP Overseas (Grandmaster TM)                         690,128              --
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice TM)(July 31)*                 5              --
  Touchstone Aggressive ETF (AnnuiChoice II TM)
   (September 01)*                                                    20              --
  Touchstone Enhanced ETF (AnnuiChoice TM)(July 31)*                   5              --
  Touchstone Enhanced ETF (AnnuiChoice II TM)
   (September 01)*                                                     1              --
  Touchstone Moderate ETF  (AnnuiChoice TM)(July 31)*                 44               7
  Touchstone Moderate ETF  (AnnuiChoice II TM)
   (September 01)*                                                     2               1
  Touchstone Money Market (AnnuiChoice TM)                            --              --
  Touchstone Money Market (GrandMaster flex3 TM)                      --              --

                                                               REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                            ---------------------------------------------------------
                                                                   NET UNREALIZED APPRECIATION
                                                                  (DEPRECIATION) OF INVESTMENTS
                                                            ------------------------------------------
                                                                                                                           Net
                                                                                                             Net         increase
                                                                                        Change in net     realized      (decrease)
                                                                                          unrealized         and          in net
                                                                                         appreciation    unrealized       assets
                                                                                        (depreciation)      gain        resulting
                                                             Beginning       End of         during        (loss) on        from
                           Division                          of period       period       the period     investments    operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                           $    (10,947) $     (3,673) $        7,274  $        (849) $     20,511
  JP Morgan Bond (GrandMaster flex3 TM)                           (2,090)         (184)          1,906           (553)       10,109
  JP Morgan Bond (Grandmaster TM)                                   (633)           83             716         (1,450)          498
  JP Morgan Bond (IQ3 TM)                                         (2,330)         (636)          1,694           (384)        4,513
  JP Morgan Bond (Pinnacleplus TM)                                (1,555)          939           2,494              6        11,221
  JP Morgan International Equity (AnnuiChoice TM)                 57,615       129,576          71,961         95,497        96,033
  JP Morgan International Equity (GrandMaster flex3 TM)           29,538        69,400          39,862         62,404        60,573
  JP Morgan International Equity (Grandmaster TM)                148,295       310,409         162,114        230,567       227,856
  JP Morgan International Equity (IQ3 TM)                         18,230        49,906          31,676         36,900        35,948
  JP Morgan International Equity (Pinnacleplus TM)                16,878        50,569          33,691         61,598        59,227
  JP Morgan Mid Cap Value (AnnuiChoice TM)                        38,847        84,530          45,683         52,323        55,157
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                  39,177        46,223           7,046         33,414        33,926
  JP Morgan Mid Cap Value (Grandmaster TM)                        80,229        18,446         (61,783)        91,211       106,423
  JP Morgan Mid Cap Value (IQ3 TM)                                13,559        17,746           4,187         17,450        18,335
  JP Morgan Mid Cap Value (Pinnacleplus TM)                       94,722       186,746          92,024        140,147       141,418
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                  3,567,272     4,111,635         544,363      3,549,605     4,397,617
  Fidelity VIP Growth (Grandmaster TM)                           312,186     1,414,682       1,102,496        716,827       605,445
  Fidelity VIP High Income (Grandmaster TM)                     (321,387)     (150,285)        171,102        221,583       586,144
  Fidelity VIP II Asset Manager (Grandmaster TM)                 315,703       846,975         531,272        344,382       478,785
  Fidelity VIP II Contrafund (Grandmaster TM)                  8,856,735     7,297,856      (1,558,879)     2,380,891     2,366,709
  Fidelity VIP II Index 500 (Grandmaster TM)                   2,550,436     3,047,219         496,783      1,182,882     1,227,942
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)         (59,918)      (20,087)         39,831         (2,187)      101,443
  Fidelity VIP III Balanced (Grandmaster TM)                     319,022       278,630         (40,392)       261,588       286,996
  Fidelity VIP III Growth & Income (Grandmaster TM)              725,175       589,377        (135,798)       454,023       443,946
  Fidelity VIP III Growth Opportunities (Grandmaster TM)         395,053       389,120          (5,933)        52,893        44,535
  Fidelity VIP Overseas (Grandmaster TM)                       1,808,544     1,898,879          90,335        780,463       798,317
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice TM)(July 31)*                --         1,038           1,038          1,043         1,260
  Touchstone Aggressive ETF (AnnuiChoice II TM)
   (September 01)*                                                    --         7,471           7,471          7,491        10,966
  Touchstone Enhanced ETF (AnnuiChoice TM)(July 31)*                  --         2,008           2,008          2,013         2,235
  Touchstone Enhanced ETF (AnnuiChoice II TM)
   (September 01)*                                                    --           344             344            345           390
  Touchstone Moderate ETF  (AnnuiChoice TM)(July 31)*                 --         6,478           6,478          6,529         7,786
  Touchstone Moderate ETF  (AnnuiChoice II TM)
   (September 01)*                                                    --           746             746            749           923
  Touchstone Money Market (AnnuiChoice TM)                            --            --              --             --        73,819
  Touchstone Money Market (GrandMaster flex3 TM)                      --            --              --             --        52,222

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                            INVESTMENT
                                                              INCOME         EXPENSES
                                                            ----------------------------

                                                                            Mortality
                                                                           and expense        Net
                                                                             risk and      investment
                                                            Reinvested    administrative     income
                           Division                          dividends       charges         (loss)
-----------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS(CONTINUED):
  Touchstone Money Market (IQ Annuity TM)                       161,034           51,273      109,761
  Touchstone Money Market (Pinnacleplus TM)                      56,356           20,337       36,019
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                      67,666           71,931       (4,265)
  MFS Capital Opportunities (AnnuiChoice TM)                        164              964         (800)
  MFS Capital Opportunities (GrandMaster flex3 TM)                   95              919         (824)
  MFS Capital Opportunities (Grandmaster TM)                         85              601         (516)
  MFS Capital Opportunities (IQ Annuity TM)                         478            3,983       (3,505)
  MFS Capital Opportunities (Pinnacleplus TM)                       150            1,471       (1,321)
  MFS Emerging Growth (AnnuiChoice TM)                               --              774         (774)
  MFS Emerging Growth (GrandMaster flex3 TM)                         --            1,255       (1,255)
  MFS Emerging Growth (Grandmaster TM)                               --              591         (591)
  MFS Emerging Growth (IQ Annuity TM)                                --            6,227       (6,227)
  MFS Emerging Growth (Pinnacleplus TM)                              --            1,049       (1,049)
  MFS Investors Growth Stock (AnnuiChoice TM)                        --            1,292       (1,292)
  MFS Investors Growth Stock (GrandMaster flex3 TM)                  --            2,091       (2,091)
  MFS Investors Growth Stock (Grandmaster TM)                        --              541         (541)
  MFS Investors Growth Stock (IQ Annuity TM)                         --              843         (843)
  MFS Investors Growth Stock (Pinnacleplus TM)                       --            1,703       (1,703)
  MFS Mid Cap Growth (AnnuiChoice TM)                                --            1,413       (1,413)
  MFS Mid Cap Growth (GrandMaster flex3 TM)                          --            1,777       (1,777)
  MFS Mid Cap Growth (Grandmaster TM)                                --              943         (943)
  MFS Mid Cap Growth (IQ Annuity TM)                                 --            2,310       (2,310)
  MFS Mid Cap Growth (Pinnacleplus TM)                               --            2,365       (2,365)
  MFS Mid Cap Growth (AnnuiChoice II TM)(September 01)*              --                5           (5)
  MFS New Discovery (AnnuiChoice TM)                                 --              782         (782)
  MFS New Discovery (GrandMaster flex3 TM)                           --              736         (736)
  MFS New Discovery (Grandmaster TM)                                 --            1,222       (1,222)
  MFS New Discovery (IQ Annuity TM)                                  --            1,231       (1,231)
  MFS New Discovery (Pinnacleplus TM)                                --              387         (387)
  MFS Total Return (AnnuiChoice TM)                              10,666            4,424        6,242
  MFS Total Return (GrandMaster flex3 TM)                         7,284            4,094        3,190
  MFS Total Return (Grandmaster TM)                              54,097           20,303       33,794
  MFS Total Return (IQ Annuity TM)                               28,789           13,108       15,681
  MFS Total Return (Pinnacleplus TM)                             30,766           19,447       11,319
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                     9,267            3,102        6,165
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)               5,678            3,858        1,820
  Fidelity VIP Asset Manager (IQ3)                               12,379            6,878        5,501
  Fidelity VIP Asset Manager (Pinnacleplus TM)                    1,964            1,442          522
  Fidelity VIP Balanced (AnnuiChoice TM)                          5,029            2,954        2,075
  Fidelity VIP Balanced (GrandMaster flex3 TM)                    5,905            5,776          129
  Fidelity VIP Balanced (IQ3 TM)                                  9,505            6,933        2,572
  Fidelity VIP Balanced (Pinnacleplus TM)                         4,866            5,422         (556)

                                                            REALIZED AND UNREALIZED GAIN
                                                               (LOSS) ON INVESTMENTS
                                                            ----------------------------

                                                              Realized
                                                                gain
                                                             (loss) on
                                                              sales of     Realized gain
                           Division                         investments    distributions
----------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS(CONTINUED):
  Touchstone Money Market (IQ Annuity TM)                             --              --
  Touchstone Money Market (Pinnacleplus TM)                           --              --
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                      529,196         544,091
  MFS Capital Opportunities (AnnuiChoice TM)                         594              --
  MFS Capital Opportunities (GrandMaster flex3 TM)                14,750              --
  MFS Capital Opportunities (Grandmaster TM)                       2,841              --
  MFS Capital Opportunities (IQ Annuity TM)                       12,533              --
  MFS Capital Opportunities (Pinnacleplus TM)                        559              --
  MFS Emerging Growth (AnnuiChoice TM)                             2,980              --
  MFS Emerging Growth (GrandMaster flex3 TM)                       9,685              --
  MFS Emerging Growth (Grandmaster TM)                             9,693              --
  MFS Emerging Growth (IQ Annuity TM)                             25,845              --
  MFS Emerging Growth (Pinnacleplus TM)                            3,942              --
  MFS Investors Growth Stock (AnnuiChoice TM)                      1,438              --
  MFS Investors Growth Stock (GrandMaster flex3 TM)                  265              --
  MFS Investors Growth Stock (Grandmaster TM)                      1,826              --
  MFS Investors Growth Stock (IQ Annuity TM)                       8,564              --
  MFS Investors Growth Stock (Pinnacleplus TM)                       616              --
  MFS Mid Cap Growth (AnnuiChoice TM)                              4,517           4,982
  MFS Mid Cap Growth (GrandMaster flex3 TM)                        1,175           3,990
  MFS Mid Cap Growth (Grandmaster TM)                              1,262           2,783
  MFS Mid Cap Growth (IQ Annuity TM)                               4,347           5,696
  MFS Mid Cap Growth (Pinnacleplus TM)                             1,099           4,485
  MFS Mid Cap Growth (AnnuiChoice II TM)(September 01)*               --              --
  MFS New Discovery (AnnuiChoice TM)                               7,666           1,638
  MFS New Discovery (GrandMaster flex3 TM)                           586             769
  MFS New Discovery (Grandmaster TM)                               6,950           1,933
  MFS New Discovery (IQ Annuity TM)                                3,209           1,570
  MFS New Discovery (Pinnacleplus TM)                                981           1,197
  MFS Total Return (AnnuiChoice TM)                               30,923          10,252
  MFS Total Return (GrandMaster flex3 TM)                          2,653           7,001
  MFS Total Return (Grandmaster TM)                              153,652          52,001
  MFS Total Return (IQ Annuity TM)                                98,343          27,673
  MFS Total Return (Pinnacleplus TM)                               7,505          29,573
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                      6,749              --
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                5,541              --
  Fidelity VIP Asset Manager (IQ3)                                22,487              --
  Fidelity VIP Asset Manager (Pinnacleplus TM)                       262              --
  Fidelity VIP Balanced (AnnuiChoice TM)                           5,739           9,243
  Fidelity VIP Balanced (GrandMaster flex3 TM)                     8,848          10,855
  Fidelity VIP Balanced (IQ3 TM)                                  40,131          17,474
  Fidelity VIP Balanced (Pinnacleplus TM)                          2,341           8,947

                                                               REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                            ---------------------------------------------------------
                                                                   NET UNREALIZED APPRECIATION
                                                                  (DEPRECIATION) OF INVESTMENTS
                                                            ------------------------------------------
                                                                                                                           Net
                                                                                                             Net         increase
                                                                                        Change in net     realized      (decrease)
                                                                                          unrealized         and          in net
                                                                                         appreciation    unrealized       assets
                                                                                        (depreciation)      gain        resulting
                                                             Beginning       End of         during        (loss) on        from
                           Division                          of period       period       the period     investments    operations
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS(CONTINUED):
  Touchstone Money Market (IQ Annuity TM)                             --            --              --             --  $ 109,761.00
  Touchstone Money Market (Pinnacleplus TM)                            1             1              --             --        36,019
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                    1,334,890       760,835        (574,055)       499,232       494,967
  MFS Capital Opportunities (AnnuiChoice TM)                      18,768        30,407          11,639         12,233        11,433
  MFS Capital Opportunities (GrandMaster flex3 TM)                14,989        10,129          (4,860)         9,890         9,066
  MFS Capital Opportunities (Grandmaster TM)                       6,019         7,893           1,874          4,715         4,199
  MFS Capital Opportunities (IQ Annuity TM)                       38,939        60,965          22,026         34,559        31,054
  MFS Capital Opportunities (Pinnacleplus TM)                      8,041        18,614          10,573         11,132         9,811
  MFS Emerging Growth (AnnuiChoice TM)                             2,008         1,634            (374)         2,606         1,832
  MFS Emerging Growth (GrandMaster flex3 TM)                       7,597         3,240          (4,357)         5,328         4,073
  MFS Emerging Growth (Grandmaster TM)                            10,186         3,106          (7,080)         2,613         2,022
  MFS Emerging Growth (IQ Annuity TM)                             31,134        24,062          (7,072)        18,773        12,546
  MFS Emerging Growth (Pinnacleplus TM)                            5,324         4,097          (1,227)         2,715         1,666
  MFS Investors Growth Stock (AnnuiChoice TM)                     10,132        16,958           6,826          8,264         6,972
  MFS Investors Growth Stock (GrandMaster flex3 TM)                2,335         9,757           7,422          7,687         5,596
  MFS Investors Growth Stock (Grandmaster TM)                      1,494         1,476             (18)         1,808         1,267
  MFS Investors Growth Stock (IQ Annuity TM)                       4,148         2,981          (1,167)         7,397         6,554
  MFS Investors Growth Stock (Pinnacleplus TM)                    10,240        16,682           6,442          7,058         5,355
  MFS Mid Cap Growth (AnnuiChoice TM)                             18,999        10,374          (8,625)           874          (539)
  MFS Mid Cap Growth (GrandMaster flex3 TM)                       10,454         7,181          (3,273)         1,892           115
  MFS Mid Cap Growth (Grandmaster TM)                              6,069         2,858          (3,211)           834          (109)
  MFS Mid Cap Growth (IQ Annuity TM)                              19,084        11,132          (7,952)         2,091          (219)
  MFS Mid Cap Growth (Pinnacleplus TM)                            12,356        10,902          (1,454)         4,130         1,765
  MFS Mid Cap Growth (AnnuiChoice II TM)(September 01)*               --           111             111            111           106
  MFS New Discovery (AnnuiChoice TM)                              16,106        15,339            (767)         8,537         7,755
  MFS New Discovery (GrandMaster flex3 TM)                         2,327         7,039           4,712          6,067         5,331
  MFS New Discovery (Grandmaster TM)                              10,717        11,850           1,133         10,016         8,794
  MFS New Discovery (IQ Annuity TM)                                7,312        12,939           5,627         10,406         9,175
  MFS New Discovery (Pinnacleplus TM)                                627           555             (72)         2,106         1,719
  MFS Total Return (AnnuiChoice TM)                               44,951        41,889          (3,062)        38,113        44,355
  MFS Total Return (GrandMaster flex3 TM)                          7,260        20,010          12,750         22,404        25,594
  MFS Total Return (Grandmaster TM)                              211,136       113,424         (97,712)       107,941       141,735
  MFS Total Return (IQ Annuity TM)                               135,221        69,031         (66,190)        59,826        75,507
  MFS Total Return (Pinnacleplus TM)                              19,042        81,454          62,412         99,490       110,809
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                     19,795        19,286            (509)         6,240        12,405
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                7,446        14,455           7,009         12,550        14,370
  Fidelity VIP Asset Manager (IQ3)                                45,071        42,286          (2,785)        19,702        25,203
  Fidelity VIP Asset Manager (Pinnacleplus TM)                     3,512         7,472           3,960          4,222         4,744
  Fidelity VIP Balanced (AnnuiChoice TM)                          28,664        43,341          14,677         29,659        31,734
  Fidelity VIP Balanced (GrandMaster flex3 TM)                    21,059        39,624          18,565         38,268        38,397
  Fidelity VIP Balanced (IQ3 TM)                                  56,917        40,026         (16,891)        40,714        43,286
  Fidelity VIP Balanced (Pinnacleplus TM)                         12,761        29,820          17,059         28,347        27,791

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                            INVESTMENT
                                                              INCOME         EXPENSES
                                                            ----------------------------

                                                                            Mortality
                                                                           and expense        Net
                                                                             risk and      investment
                                                            Reinvested    administrative     income
                           Division                          dividends       charges         (loss)
-----------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Contrafund (AnnuiChoice TM)                  $ 22,939.00   $    21,335.00   $ 1,604.00
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                 20,311           29,617       (9,306)
  Fidelity VIP Contrafund (IQ3)                                  29,446           43,124      (13,678)
  Fidelity VIP Contrafund (Pinnacleplus TM)                      24,127           36,536      (12,409)
  Fidelity VIP Contrafund (AnnuiChoice II TM)
   (September 01)*                                                  427              111          316
  Fidelity VIP Contrafund Standard (IQ Advisor TM)                   59               34           25
  Fidelity VIP Contrafund (IQ Advisor Enhanced TM)                   --               38          (38)
  Fidelity VIP Dynamic Capital Appreciation
   (AnnuiChoice TM)                                                 203              541         (338)
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                           192              957         (765)
  Fidelity VIP Dynamic Capital Appreciation
   (Grandmaster TM)                                               2,611            9,908       (7,297)
  Fidelity VIP Dynamic Capital Appreciation
   (IQ Annuity TM)                                                  212            2,701       (2,489)
  Fidelity VIP Dynamic Capital Appreciation
   (Pinnacleplus TM)                                                320            2,085       (1,765)
  Fidelity VIP Equity-Income (AnnuiChoice TM)                    43,265           10,138       33,127
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)              19,541            7,175       12,366
  Fidelity VIP Equity-Income (IQ3 TM)                            40,615           13,170       27,445
  Fidelity VIP Equity-Income (Pinnacleplus TM)                   67,876           27,230       40,646
  Fidelity VIP Growth & Income (AnnuiChoice TM)                   1,628            2,227         (599)
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)             1,235            3,039       (1,804)
  Fidelity VIP Growth & Income (IQ3 TM)                           1,756            3,227       (1,471)
  Fidelity VIP Growth & Income (Pinnacleplus TM)                  1,045            2,351       (1,306)
  Fidelity VIP Growth (AnnuiChoice TM)                              500            2,424       (1,924)
  Fidelity VIP Growth (GrandMaster flex3 TM)                        257            2,546       (2,289)
  Fidelity VIP Growth (IQ3 TM)                                      797            5,955       (5,158)
  Fidelity VIP Growth (Pinnacleplus TM)                             351            4,023       (3,672)
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                229              481         (252)
  Fidelity VIP Growth Opportunities
   (GrandMaster flex3 TM)                                           179              757         (578)
  Fidelity VIP Growth Opportunities (IQ3 TM)                        259              257            2
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)               329            1,208         (879)
  Fidelity VIP High Income (AnnuiChoice TM)                      24,040            3,383       20,657
  Fidelity VIP High Income (GrandMaster flex3 TM)               174,688           28,426      146,262
  Fidelity VIP High Income (IQ3 TM)                             270,481           40,043      230,438
  Fidelity VIP High Income (Pinnacleplus TM)                     20,781            4,575       16,206
  Fidelity VIP Index 500 (AnnuiChoice TM)                         7,641            4,633        3,008
  Fidelity VIP Index 500 (IQ3 TM)                                10,162            8,875        1,287
  Fidelity VIP Index 500 (Pinnacleplus TM)                        1,321            1,494         (173)
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)            37,411            9,668       27,743

                                                            REALIZED AND UNREALIZED GAIN
                                                               (LOSS) ON INVESTMENTS
                                                            ----------------------------

                                                              Realized
                                                                gain
                                                             (loss) on
                                                              sales of     Realized gain
                           Division                         investments    distributions
----------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Contrafund (AnnuiChoice TM)                  $ 252,121.00   $  200,777.00
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                 103,456         172,679
  Fidelity VIP Contrafund (IQ3)                                  437,997         235,687
  Fidelity VIP Contrafund (Pinnacleplus TM)                       79,882         211,057
  Fidelity VIP Contrafund (AnnuiChoice II TM)
   (September 01)*                                                     4           4,893
  Fidelity VIP Contrafund Standard (IQ Advisor TM)                     1             485
  Fidelity VIP Contrafund (IQ Advisor Enhanced TM)                  (188)             --
  Fidelity VIP Dynamic Capital Appreciation
   (AnnuiChoice TM)                                                  (95)          2,401
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                            366           2,273
  Fidelity VIP Dynamic Capital Appreciation
   (Grandmaster TM)                                                7,978          30,859
  Fidelity VIP Dynamic Capital Appreciation
   (IQ Annuity TM)                                                62,114           2,504
  Fidelity VIP Dynamic Capital Appreciation
   (Pinnacleplus TM)                                              12,189           3,782
  Fidelity VIP Equity-Income (AnnuiChoice TM)                     84,435         110,889
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                8,238          50,460
  Fidelity VIP Equity-Income (IQ3 TM)                             35,746         102,846
  Fidelity VIP Equity-Income (Pinnacleplus TM)                     6,176         181,460
  Fidelity VIP Growth & Income (AnnuiChoice TM)                   10,111           5,893
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                999           4,468
  Fidelity VIP Growth & Income (IQ3 TM)                           23,195           6,359
  Fidelity VIP Growth & Income (Pinnacleplus TM)                   2,649           3,782
  Fidelity VIP Growth (AnnuiChoice TM)                            18,740              --
  Fidelity VIP Growth (GrandMaster flex3 TM)                       4,598              --
  Fidelity VIP Growth (IQ3 TM)                                    20,755              --
  Fidelity VIP Growth (Pinnacleplus TM)                            2,505              --
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)               2,003              --
  Fidelity VIP Growth Opportunities
   (GrandMaster flex3 TM)                                            671              --
  Fidelity VIP Growth Opportunities (IQ3 TM)                       1,485              --
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                185              --
  Fidelity VIP High Income (AnnuiChoice TM)                       (1,181)             --
  Fidelity VIP High Income (GrandMaster flex3 TM)                (75,808)             --
  Fidelity VIP High Income (IQ3 TM)                              (39,009)             --
  Fidelity VIP High Income (Pinnacleplus TM)                        (441)             --
  Fidelity VIP Index 500 (AnnuiChoice TM)                         24,898              --
  Fidelity VIP Index 500 (IQ3 TM)                                 27,177              --
  Fidelity VIP Index 500 (Pinnacleplus TM)                         1,953              --
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)            (15,817)          2,348

                                                               REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                            ---------------------------------------------------------
                                                                   NET UNREALIZED APPRECIATION
                                                                  (DEPRECIATION) OF INVESTMENTS
                                                            ------------------------------------------
                                                                                                                           Net
                                                                                                             Net         increase
                                                                                        Change in net     realized      (decrease)
                                                                                          unrealized         and          in net
                                                                                         appreciation    unrealized       assets
                                                                                        (depreciation)      gain       resulting
                                                             Beginning       End of         during        (loss) on        from
                           Division                          of period       period       the period     investments    operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Contrafund (AnnuiChoice TM)                  $ 341,934.00  $ 111,861.00  $  (230,073.00) $  222,825.00  $ 224,429.00
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                 199,404       114,961         (84,443)       191,692       182,386
  Fidelity VIP Contrafund (IQ3)                                  422,510        36,850        (385,660)       288,024       274,346
  Fidelity VIP Contrafund (Pinnacleplus TM)                      252,926       182,234         (70,692)       220,247       207,838
  Fidelity VIP Contrafund (AnnuiChoice II TM)
   (September 01)*                                                    --        (4,003)         (4,003)           894         1,210
  Fidelity VIP Contrafund Standard (IQ Advisor TM)                   (79)           (1)             78            564           589
  Fidelity VIP Contrafund (IQ Advisor Enhanced TM)                    --            --              --           (188)         (226)
  Fidelity VIP Dynamic Capital Appreciation
   (AnnuiChoice TM)                                                   --        (2,666)         (2,666)          (360)         (698)
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                          8,975        14,867           5,892          8,531         7,766
  Fidelity VIP Dynamic Capital Appreciation
   (Grandmaster TM)                                                9,214       (35,538)        (44,752)        (5,915)      (13,212)
  Fidelity VIP Dynamic Capital Appreciation
   (IQ Annuity TM)                                                33,355         5,753         (27,602)        37,016        34,527
  Fidelity VIP Dynamic Capital Appreciation
   (Pinnacleplus TM)                                               7,539         8,472             933         16,904        15,139
  Fidelity VIP Equity-Income (AnnuiChoice TM)                    176,372       118,352         (58,020)       137,304       170,431
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)               28,734        36,141           7,407         66,105        78,471
  Fidelity VIP Equity-Income (IQ3 TM)                            174,418       162,447         (11,971)       126,621       154,066
  Fidelity VIP Equity-Income (Pinnacleplus TM)                    94,827       144,710          49,883        237,519       278,165
  Fidelity VIP Growth & Income (AnnuiChoice TM)                   15,020        23,423           8,403         24,407        23,808
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)             10,885        28,816          17,931         23,398        21,594
  Fidelity VIP Growth & Income (IQ3 TM)                           35,169        29,832          (5,337)        24,217        22,746
  Fidelity VIP Growth & Income (Pinnacleplus TM)                  12,376        22,288           9,912         16,343        15,037
  Fidelity VIP Growth (AnnuiChoice TM)                            20,988         9,671         (11,317)         7,423         5,499
  Fidelity VIP Growth (GrandMaster flex3 TM)                       7,254        13,841           6,587         11,185         8,896
  Fidelity VIP Growth (IQ3 TM)                                    42,039        43,751           1,712         22,467        17,309
  Fidelity VIP Growth (Pinnacleplus TM)                           21,111        34,698          13,587         16,092        12,420
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)               4,692         4,705              13          2,016         1,764
  Fidelity VIP Growth Opportunities
   (GrandMaster flex3 TM)                                          6,105         8,286           2,181          2,852         2,274
  Fidelity VIP Growth Opportunities (IQ3 TM)                       1,098           924            (174)         1,311         1,313
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)              8,298        11,461           3,163          3,348         2,469
  Fidelity VIP High Income (AnnuiChoice TM)                      (16,501)       (5,051)         11,450         10,269        30,926
  Fidelity VIP High Income (GrandMaster flex3 TM)               (139,075)      (26,184)        112,891         37,083       183,345
  Fidelity VIP High Income (IQ3 TM)                             (134,667)      (51,558)         83,109         44,100       274,538
  Fidelity VIP High Income (Pinnacleplus TM)                     (13,990)       (5,908)          8,082          7,641        23,847
  Fidelity VIP Index 500 (AnnuiChoice TM)                         78,110       108,496          30,386         55,284        58,292
  Fidelity VIP Index 500 (IQ3 TM)                                 66,218       115,951          49,733         76,910        78,197
  Fidelity VIP Index 500 (Pinnacleplus TM)                         9,206        18,957           9,751         11,704        11,531
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)            (23,427)       (8,106)         15,321          1,852        29,595

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                            INVESTMENT
                                                              INCOME         EXPENSES
                                                            ----------------------------

                                                                            Mortality
                                                                           and expense        Net
                                                                             risk and      investment
                                                            Reinvested    administrative     income
                           Division                          dividends       charges         (loss)
-----------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Investment Grade Bond
   (GrandMaster flex3 TM)                                   $ 12,902.00   $     6,115.00   $ 6,787.00
  Fidelity VIP Investment Grade Bond (IQ3 TM)                    50,558           17,656       32,902
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)           10,879            5,045        5,834
  Fidelity VIP Investment Grade Bond (AnnuiChoice II TM)
   (September 01)*                                                   --               18          (18)
  Fidelity VIP Mid Cap (AnnuiChoice TM)                          12,681           10,156        2,525
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                    16,311           21,038       (4,727)
  Fidelity VIP Mid Cap (IQ Annuity TM)                           23,199           27,555       (4,356)
  Fidelity VIP Mid Cap (Pinnacleplus TM)                         18,823           26,252       (7,429)
  Fidelity VIP Mid Cap (AnnuiChoice II TM)(September 01)*            --                6           (6)
  Fidelity VIP Mid Cap (Grandmaster TM)                              --              139         (139)
  Fidelity VIP Overseas (AnnuiChoice TM)                          5,852            4,100        1,752
  Fidelity VIP Overseas (GrandMaster flex3 TM)                    3,383            4,590       (1,207)
  Fidelity VIP Overseas (IQ3 TM)                                  2,113            4,019       (1,906)
  Fidelity VIP Overseas (Pinnacleplus TM)                         2,727            6,220       (3,493)
  Fidelity VIP Overseas (AnnuiChoice II TM)
   (September 01)*                                                   --               15          (15)
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)          20,924            2,155       18,769
  Van Kampen UIF Emerging Markets Debt
   (GrandMaster flex3 TM)                                         7,499            1,261        6,238
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                   4,003              694        3,309
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                9,548            6,628        2,920
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)         10,622           11,847       (1,225)
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                        2,793            2,985         (192)
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II TM)
   (September 01)*                                                   --              190         (190)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                        --              344         (344)
  Putnam VT Discovery Growth (Grandmaster TM)                        --              106         (106)
  Putnam VT Discovery Growth (IQ Annuity TM)                         --            1,110       (1,110)
  Putnam VT Growth and Income (AnnuiChoice TM)                    3,780            2,505        1,275
  Putnam VT Growth and Income (GrandMaster flex3 TM)                956            1,013          (57)
  Putnam VT Growth and Income (Grandmaster TM)                    3,912            3,419          493
  Putnam VT Growth and Income (IQ Annuity TM)                     6,756            6,239          517
  Putnam VT Growth and Income (Pinnacleplus TM)                     302              443         (141)
  Putnam VT International Equity (AnnuiChoice TM)                   570              971         (401)
  Putnam VT International Equity (GrandMaster flex3 TM)             979            2,462       (1,483)
  Putnam VT International Equity (Grandmaster TM)                 1,349            2,651       (1,302)
  Putnam VT International Equity (IQ Annuity TM)                  1,631            3,537       (1,906)

                                                            REALIZED AND UNREALIZED GAIN
                                                               (LOSS) ON INVESTMENTS
                                                            ----------------------------

                                                              Realized
                                                                gain
                                                             (loss) on
                                                              sales of     Realized gain
                           Division                         investments    distributions
----------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Investment Grade Bond
   (GrandMaster flex3 TM)                                   $  (2,346.00)  $      810.00
  Fidelity VIP Investment Grade Bond (IQ3 TM)                    (47,842)          3,173
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)            (1,368)            683
  Fidelity VIP Investment Grade Bond (AnnuiChoice II TM)
   (September 01)*                                                    --              --
  Fidelity VIP Mid Cap (AnnuiChoice TM)                           54,981         108,847
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                     40,053         140,016
  Fidelity VIP Mid Cap (IQ Annuity TM)                           179,079         199,136
  Fidelity VIP Mid Cap (Pinnacleplus TM)                          44,297         161,570
  Fidelity VIP Mid Cap (AnnuiChoice II TM)(September 01)*             --              --
  Fidelity VIP Mid Cap (Grandmaster TM)                                4              --
  Fidelity VIP Overseas (AnnuiChoice TM)                          76,018              --
  Fidelity VIP Overseas (GrandMaster flex3 TM)                    12,675              --
  Fidelity VIP Overseas (IQ3 TM)                                   4,506              --
  Fidelity VIP Overseas (Pinnacleplus TM)                         22,967              --
  Fidelity VIP Overseas (AnnuiChoice II TM)
   (September 01)*                                                    --              --
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)               60           1,641
  Van Kampen UIF Emerging Markets Debt
   (GrandMaster flex3 TM)                                           (158)            588
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                     (572)            314
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)               111,715          42,915
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)          23,901          47,743
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                        19,335          12,553
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II TM)
   (September 01)*                                                 1,182              --
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                      1,796              --
  Putnam VT Discovery Growth (Grandmaster TM)                      1,935              --
  Putnam VT Discovery Growth (IQ Annuity TM)                       1,596              --
  Putnam VT Growth and Income (AnnuiChoice TM)                     5,328           5,887
  Putnam VT Growth and Income (GrandMaster flex3 TM)                 417           1,489
  Putnam VT Growth and Income (Grandmaster TM)                    10,617           6,095
  Putnam VT Growth and Income (IQ Annuity TM)                     33,474          10,525
  Putnam VT Growth and Income (Pinnacleplus TM)                      128             472
  Putnam VT International Equity (AnnuiChoice TM)                  4,681              --
  Putnam VT International Equity (GrandMaster flex3 TM)           12,355              --
  Putnam VT International Equity (Grandmaster TM)                 19,657              --
  Putnam VT International Equity (IQ Annuity TM)                  31,431              --

                                                               REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                            ---------------------------------------------------------
                                                                   NET UNREALIZED APPRECIATION
                                                                  (DEPRECIATION) OF INVESTMENTS
                                                            ------------------------------------------
                                                                                                                           Net
                                                                                                             Net         increase
                                                                                        Change in net     realized      (decrease)
                                                                                          unrealized         and          in net
                                                                                         appreciation    unrealized       assets
                                                                                        (depreciation)      gain        resulting
                                                             Beginning       End of         during        (loss) on        from
                           Division                          of period       period       the period     investments    operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Investment Grade Bond
   (GrandMaster flex3 TM)                                   $   1,157.00  $   7,627.00  $     6,470.00  $    4,934.00  $  11,721.00
  Fidelity VIP Investment Grade Bond (IQ3 TM)                    (32,736)        8,405          41,141         (3,528)       29,374
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)               773         3,338           2,565          1,880         7,714
  Fidelity VIP Investment Grade Bond (AnnuiChoice II TM)
   (September 01)*                                                    --           (33)            (33)           (33)          (51)
  Fidelity VIP Mid Cap (AnnuiChoice TM)                          223,650       159,572         (64,078)        99,750       102,275
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                    154,437        93,422         (61,015)       119,054       114,327
  Fidelity VIP Mid Cap (IQ Annuity TM)                           550,648       362,825        (187,823)       190,392       186,036
  Fidelity VIP Mid Cap (Pinnacleplus TM)                         231,310       188,445         (42,865)       163,002       155,573
  Fidelity VIP Mid Cap (AnnuiChoice II TM)(September 01)*             --            (6)             (6)            (6)          (12)
  Fidelity VIP Mid Cap (Grandmaster TM)                               --           785             785            789           650
  Fidelity VIP Overseas (AnnuiChoice TM)                          88,791        63,152         (25,639)        50,379        52,131
  Fidelity VIP Overseas (GrandMaster flex3 TM)                    18,879        50,919          32,040         44,715        43,508
  Fidelity VIP Overseas (IQ3 TM)                                  14,111        52,141          38,030         42,536        40,630
  Fidelity VIP Overseas (Pinnacleplus TM)                         34,080        75,800          41,720         64,687        61,194
  Fidelity VIP Overseas (AnnuiChoice II TM)
   (September 01)*                                                    --           531             531            531           516
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)            4,265         4,111            (154)         1,547        20,316
  Van Kampen UIF Emerging Markets Debt
   (GrandMaster flex3 TM)                                          2,936         4,313           1,377          1,807         8,045
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                      931         2,781           1,850          1,592         4,901
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)               107,532       158,823          51,291        205,921       208,841
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)          52,592       219,947         167,355        238,999       237,774
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                        25,072        53,615          28,543         60,431        60,239
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II TM)
   (September 01)*                                                    --         5,288           5,288          6,470         6,280
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                      8,954        11,103           2,149          3,945         3,601
  Putnam VT Discovery Growth (Grandmaster TM)                      2,010         1,268            (742)         1,193         1,087
  Putnam VT Discovery Growth (IQ Annuity TM)                      25,272        31,691           6,419          8,015         6,905
  Putnam VT Growth and Income (AnnuiChoice TM)                    45,405        67,950          22,545         33,760        35,035
  Putnam VT Growth and Income (GrandMaster flex3 TM)               2,126         9,047           6,921          8,827         8,770
  Putnam VT Growth and Income (Grandmaster TM)                    56,297        73,399          17,102         33,814        34,307
  Putnam VT Growth and Income (IQ Annuity TM)                     68,916        81,108          12,192         56,191        56,708
  Putnam VT Growth and Income (Pinnacleplus TM)                      530         3,961           3,431          4,031         3,890
  Putnam VT International Equity (AnnuiChoice TM)                 13,051        31,839          18,788         23,469        23,068
  Putnam VT International Equity (GrandMaster flex3 TM)           22,212        48,518          26,306         38,661        37,178
  Putnam VT International Equity (Grandmaster TM)                 26,614        50,639          24,025         43,682        42,380
  Putnam VT International Equity (IQ Annuity TM)                  58,197        79,853          21,656         53,087        51,181

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                            INVESTMENT
                                                              INCOME         EXPENSES
                                                            ----------------------------

                                                                            Mortality
                                                                           and expense        Net
                                                                             risk and      investment
                                                            Reinvested    administrative     income
                           Division                          dividends       charges         (loss)
-----------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT International Equity (Pinnacleplus TM)          $       428   $        2,477   $   (2,049)
  Putnam VT Small Cap Value (AnnuiChoice TM)                      7,911            3,568        4,343
  Putnam VT Small Cap Value (GrandMaster flex3 TM)               11,750            7,798        3,952
  Putnam VT Small Cap Value (Grandmaster TM)                     55,887           27,942       27,945
  Putnam VT Small Cap Value (IQ Annuity TM)                      18,149           11,134        7,015
  Putnam VT Small Cap Value (Pinnacleplus TM)                     8,367            7,036        1,331
  Putnam VT Small Cap Value (AnnuiChoice II TM)
   (September 01)*                                                   --                6           (6)
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                           162              109           53
  Putnam VT The George Putnam Fund of Boston
   (Grandmaster TM)                                               3,483            1,919        1,564
  Putnam VT The George Putnam Fund of Boston
   (IQ Annuity TM)                                                   56               33           23
  Putnam VT The George Putnam Fund of Boston
   (Pinnacleplus TM)                                                139              263         (124)
  Putnam VT Voyager (GrandMaster flex3 TM)                           --               60          (60)
  Putnam VT Voyager (Grandmaster TM)                                 18              222         (204)
  Putnam VT Voyager (IQ Annuity TM)                                  29              461         (432)
  Putnam VT Voyager (Pinnacleplus TM)                                17              527         (510)
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (AnnuiChoice TM)          2,257              948        1,309
  Franklin Growth and Income Securities
   (GrandMaster flex3 TM)                                         3,528            2,267        1,261
  Franklin Growth and Income Securities (Grandmaster TM)         10,575            5,492        5,083
  Franklin Growth and Income Securities (IQ Annuity TM)          11,346            6,279        5,067
  Franklin Growth and Income Securities (Pinnacleplus TM)        11,777            7,489        4,288
  Franklin Income Securities (AnnuiChoice TM)                    18,613            4,965       13,648
  Franklin Income Securities (GrandMaster flex3 TM)              76,887           33,201       43,686
  Franklin Income Securities (Grandmaster TM)                    78,501           26,394       52,107
  Franklin Income Securities (IQ Annuity TM)                     38,595           17,368       21,227
  Franklin Income Securities (Pinnacleplus TM)                   68,211           30,653       37,558
  Franklin Large Cap Growth Securities (AnnuiChoice TM)             447              745         (298)
  Franklin Large Cap Growth Securities
   (GrandMaster flex3 TM)                                         2,047            4,505       (2,458)
  Franklin Large Cap Growth Securities (Grandmaster TM)           1,023            1,815         (792)
  Franklin Large Cap Growth Securities (IQ Annuity TM)            2,832            4,735       (1,903)
  Franklin Large Cap Growth Securities (Pinnacleplus TM)          2,453            5,290       (2,837)
  Franklin Large Cap Growth Securities
   (AnnuiChoice II TM)(September 01)*                                --                9           (9)
  Franklin Mutual Shares Securities (AnnuiChoice TM)             11,454            5,804        5,650
  Franklin Mutual Shares Securities
   (GrandMaster flex3 TM)                                        23,245           18,154        5,091
  Franklin Mutual Shares Securities (IQ Annuity TM)               7,143            5,952        1,191

                                                            REALIZED AND UNREALIZED GAIN
                                                               (LOSS) ON INVESTMENTS
                                                            ----------------------------

                                                              Realized
                                                                gain
                                                             (loss) on
                                                              sales of     Realized gain
                           Division                         investments    distributions
----------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT International Equity (Pinnacleplus TM)          $     15,455   $          --
  Putnam VT Small Cap Value (AnnuiChoice TM)                      15,373          28,347
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                14,366          42,104
  Putnam VT Small Cap Value (Grandmaster TM)                     487,494         200,268
  Putnam VT Small Cap Value (IQ Annuity TM)                      137,953          65,037
  Putnam VT Small Cap Value (Pinnacleplus TM)                     13,054          29,984
  Putnam VT Small Cap Value (AnnuiChoice II TM)
   (September 01)*                                                    --              --
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                              5             231
  Putnam VT The George Putnam Fund of Boston
   (Grandmaster TM)                                                1,042           4,950
  Putnam VT The George Putnam Fund of Boston
   (IQ Annuity TM)                                                    10              78
  Putnam VT The George Putnam Fund of Boston
   (Pinnacleplus TM)                                                  (4)            199
  Putnam VT Voyager (GrandMaster flex3 TM)                        (2,978)             --
  Putnam VT Voyager (Grandmaster TM)                                  46              --
  Putnam VT Voyager (IQ Annuity TM)                               (3,891)             --
  Putnam VT Voyager (Pinnacleplus TM)                             (1,073)             --
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (AnnuiChoice TM)           3,621           3,920
  Franklin Growth and Income Securities
   (GrandMaster flex3 TM)                                          1,946           6,123
  Franklin Growth and Income Securities (Grandmaster TM)          31,190          18,360
  Franklin Growth and Income Securities (IQ Annuity TM)           17,236          19,696
  Franklin Growth and Income Securities (Pinnacleplus TM)          2,502          20,446
  Franklin Income Securities (AnnuiChoice TM)                     22,137           1,428
  Franklin Income Securities (GrandMaster flex3 TM)               39,384           5,897
  Franklin Income Securities (Grandmaster TM)                     65,907           6,021
  Franklin Income Securities (IQ Annuity TM)                      26,859           2,960
  Franklin Income Securities (Pinnacleplus TM)                    22,578           5,232
  Franklin Large Cap Growth Securities (AnnuiChoice TM)            4,529              --
  Franklin Large Cap Growth Securities
   (GrandMaster flex3 TM)                                         13,484              --
  Franklin Large Cap Growth Securities (Grandmaster TM)            2,558              --
  Franklin Large Cap Growth Securities (IQ Annuity TM)            10,243              --
  Franklin Large Cap Growth Securities (Pinnacleplus TM)           5,278              --
  Franklin Large Cap Growth Securities
   (AnnuiChoice II TM)(September 01)*                                 --              --
  Franklin Mutual Shares Securities (AnnuiChoice TM)              39,130          14,016
  Franklin Mutual Shares Securities
   (GrandMaster flex3 TM)                                         12,684          28,442
  Franklin Mutual Shares Securities (IQ Annuity TM)                3,943           8,740

                                                               REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                            ---------------------------------------------------------
                                                                   NET UNREALIZED APPRECIATION
                                                                  (DEPRECIATION) OF INVESTMENTS
                                                            ------------------------------------------
                                                                                                                           Net
                                                                                                             Net         increase
                                                                                        Change in net     realized      (decrease)
                                                                                          unrealized         and          in net
                                                                                         appreciation    unrealized       assets
                                                                                        (depreciation)      gain        resulting
                                                             Beginning       End of         during        (loss) on        from
                           Division                          of period       period       the period     investments    operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT International Equity (Pinnacleplus TM)          $      5,982  $     35,217  $       29,235  $      44,690  $     42,641
  Putnam VT Small Cap Value (AnnuiChoice TM)                      88,257        92,736           4,479         48,199        52,542
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                22,403        31,427           9,024         65,494        69,446
  Putnam VT Small Cap Value (Grandmaster TM)                     543,072       152,455        (390,617)       297,145       325,090
  Putnam VT Small Cap Value (IQ Annuity TM)                      170,836        67,502        (103,334)        99,656       106,671
  Putnam VT Small Cap Value (Pinnacleplus TM)                     20,225        31,879          11,654         54,692        56,023
  Putnam VT Small Cap Value (AnnuiChoice II TM)
   (September 01)*                                                    --            82              82             82            76
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                            247           655             408            644           697
  Putnam VT The George Putnam Fund of Boston
   (Grandmaster TM)                                                7,910        14,516           6,606         12,598        14,162
  Putnam VT The George Putnam Fund of Boston
   (IQ Annuity TM)                                                   302           421             119            207           230
  Putnam VT The George Putnam Fund of Boston
   (Pinnacleplus TM)                                                  --         2,072           2,072          2,267         2,143
  Putnam VT Voyager (GrandMaster flex3 TM)                            --            --              --         (2,978)       (3,038)
  Putnam VT Voyager (Grandmaster TM)                               1,873         2,705             832            878           674
  Putnam VT Voyager (IQ Annuity TM)                                3,115         1,157          (1,958)        (5,849)       (6,281)
  Putnam VT Voyager (Pinnacleplus TM)                                980         2,880           1,900            827           317
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (AnnuiChoice TM)           2,631         9,024           6,393         13,934        15,243
  Franklin Growth and Income Securities
   (GrandMaster flex3 TM)                                          5,022        16,805          11,783         19,852        21,113
  Franklin Growth and Income Securities (Grandmaster TM)          46,934        48,048           1,114         50,664        55,747
  Franklin Growth and Income Securities (IQ Annuity TM)           61,238        81,155          19,917         56,849        61,916
  Franklin Growth and Income Securities (Pinnacleplus TM)         15,374        51,666          36,292         59,240        63,528
  Franklin Income Securities (AnnuiChoice TM)                     20,482        63,055          42,573         66,138        79,786
  Franklin Income Securities (GrandMaster flex3 TM)               42,558       289,649         247,091        292,372       336,058
  Franklin Income Securities (Grandmaster TM)                     55,104       235,390         180,286        252,214       304,321
  Franklin Income Securities (IQ Annuity TM)                      15,829       153,161         137,332        167,151       188,378
  Franklin Income Securities (Pinnacleplus TM)                    34,386       248,881         214,495        242,305       279,863
  Franklin Large Cap Growth Securities (AnnuiChoice TM)            3,204         6,383           3,179          7,708         7,410
  Franklin Large Cap Growth Securities
   (GrandMaster flex3 TM)                                         14,491        28,982          14,491         27,975        25,517
  Franklin Large Cap Growth Securities (Grandmaster TM)            6,762        17,968          11,206         13,764        12,972
  Franklin Large Cap Growth Securities (IQ Annuity TM)            11,565        29,008          17,443         27,686        25,783
  Franklin Large Cap Growth Securities (Pinnacleplus TM)          12,718        36,484          23,766         29,044        26,207
  Franklin Large Cap Growth Securities
   (AnnuiChoice II TM)(September 01)*                                 --           102             102            102            93
  Franklin Mutual Shares Securities (AnnuiChoice TM)              82,281       126,801          44,520         97,666       103,316
  Franklin Mutual Shares Securities
   (GrandMaster flex3 TM)                                        101,239       246,294         145,055        186,181       191,272
  Franklin Mutual Shares Securities (IQ Annuity TM)               21,111        77,010          55,899         68,582        69,773

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                            INVESTMENT
                                                              INCOME         EXPENSES
                                                            ----------------------------

                                                                            Mortality
                                                                           and expense        Net
                                                                             risk and      investment
                                                            Reinvested    administrative     income
                           Division                          dividends       charges         (loss)
-----------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities (Pinnacleplus TM)       $    25,440   $       19,416   $    6,024
  Franklin Mutual Shares Securities Standard
   (IQ Advisor TM)                                                  249               72          177
  Franklin Mutual Shares Securities(Grandmaster TM)              24,632           15,687        8,945
  Templeton Foreign Securities (IQ Annuity TM)                    5,500            5,682         (182)
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)        5,618            7,357       (1,739)
  Templeton Foriegn Securities Fund (Grandmaster TM)              2,796            4,283       (1,487)
  Templeton Foriegn Securities Fund (Pinnacleplus TM)             5,807            7,921       (2,114)
  Templeton Foreign Securities Fund (AnnuiChoice TM)                944              857           87
  Templeton Foreign Securities Fund (AnnuiChoice II TM)
   (September 01)*                                                   --                5           (5)
  Templeton Growth Securities (AnnuiChoice TM)                      820              736           84
  Templeton Growth Securities (GrandMaster flex3 TM)              9,827           12,615       (2,788)
  Templeton Growth Securities (Grandmaster TM)                   13,466           11,530        1,936
  Templeton Growth Securities (IQ Annuity TM)                     5,440            9,285       (3,845)
  Templeton Growth Securities (Pinnacleplus TM)                   9,255           12,812       (3,557)
  Templeton Growth Securities Standard (IQ Advisor TM)               80               36           44
  Van Kampen LIT Comstock (AnnuiChoice TM)                        6,773            2,136        4,637
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                  7,627            4,671        2,956
  Van Kampen LIT Comstock (Grandmaster TM)                        9,430            3,540        5,890
  Van Kampen LIT Comstock (IQ Annuity TM)                         4,932            2,471        2,461
  Van Kampen LIT Comstock (Pinnacleplus TM)                       7,596            5,199        2,397
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)             --              352         (352)
  Van Kampen LIT Strategic Growth (Grandmaster TM)                   --               90          (90)
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                    --               18          (18)
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                  --            1,306       (1,306)
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)           9,069            1,194        7,875
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)         30,321            5,070       25,251
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)           488            1,817       (1,329)
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                         3,314            6,468       (3,154)
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)         2,825            5,145       (2,320)
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)          1,890            2,250         (360)
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)        3,735            8,753       (5,018)
  Van Kampen UIF Emerging Markets Equity
   (AnnuiChoice II TM)(Sept01)*                                      --               89          (89)
  Van Kampen UIF Emerging Markets Equity
   (IQ Advisor Enhanced TM)                                          --               15          (15)
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)             11,861           15,712       (3,851)
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                7,504            8,037         (533)
  Van Kampen UIF U.S. Real Estate
   (IQ Advisor Enhanced TM)                                         185               68          117

                                                            REALIZED AND UNREALIZED GAIN
                                                               (LOSS) ON INVESTMENTS
                                                            ----------------------------

                                                              Realized
                                                                gain
                                                             (loss) on
                                                              sales of     Realized gain
                           Division                         investments    distributions
----------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities (Pinnacleplus TM)       $     25,144   $      31,128
  Franklin Mutual Shares Securities Standard
   (IQ Advisor TM)                                                     4             304
  Franklin Mutual Shares Securities(Grandmaster TM)               92,268          30,139
  Templeton Foreign Securities (IQ Annuity TM)                    46,740              --
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)        49,720              --
  Templeton Foriegn Securities Fund (Grandmaster TM)              54,309              --
  Templeton Foriegn Securities Fund (Pinnacleplus TM)             24,073              --
  Templeton Foreign Securities Fund (AnnuiChoice TM)              21,135              --
  Templeton Foreign Securities Fund (AnnuiChoice II TM)
   (September 01)*                                                    --              --
  Templeton Growth Securities (AnnuiChoice TM)                    16,929           2,282
  Templeton Growth Securities (GrandMaster flex3 TM)              46,119          27,378
  Templeton Growth Securities (Grandmaster TM)                    49,820          37,515
  Templeton Growth Securities (IQ Annuity TM)                     30,812          15,156
  Templeton Growth Securities (Pinnacleplus TM)                   31,587          25,783
  Templeton Growth Securities Standard (IQ Advisor TM)                 2             224
  Van Kampen LIT Comstock (AnnuiChoice TM)                        12,438          12,545
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                   5,430          14,127
  Van Kampen LIT Comstock (Grandmaster TM)                        13,643          17,468
  Van Kampen LIT Comstock (IQ Annuity TM)                          2,788           9,135
  Van Kampen LIT Comstock (Pinnacleplus TM)                        6,081          14,069
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)           2,094              --
  Van Kampen LIT Strategic Growth (Grandmaster TM)                   631              --
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                      3              --
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                  749              --
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)             (361)            714
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)            (149)          2,388
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)         33,564           1,534
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                         65,652          10,406
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)         20,876           8,872
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)         (27,522)          5,935
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)        64,456          11,728
  Van Kampen UIF Emerging Markets Equity
   (AnnuiChoice II TM)(Sept01)*                                        3              --
  Van Kampen UIF Emerging Markets Equity
   (IQ Advisor Enhanced TM)                                          257              --
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)              83,015          59,103
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                22,753          37,390
  Van Kampen UIF U.S. Real Estate
   (IQ Advisor Enhanced TM)                                          602             921

                                                               REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                            ---------------------------------------------------------
                                                                   NET UNREALIZED APPRECIATION
                                                                  (DEPRECIATION) OF INVESTMENTS
                                                            ------------------------------------------
                                                                                                                           Net
                                                                                                             Net         increase
                                                                                        Change in net     realized      (decrease)
                                                                                          unrealized         and          in net
                                                                                         appreciation    unrealized       assets
                                                                                        (depreciation)      gain       resulting
                                                             Beginning       End of         during        (loss) on        from
                           Division                          of period       period       the period     investments    operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities (Pinnacleplus TM)       $     92,748  $    213,226  $      120,478  $     176,750  $    182,774
  Franklin Mutual Shares Securities Standard
   (IQ Advisor TM)                                                    37         1,523           1,486          1,794         1,971
  Franklin Mutual Shares Securities(Grandmaster TM)              173,165       217,349          44,184        166,591       175,536
  Templeton Foreign Securities (IQ Annuity TM)                    31,019        48,930          17,911         64,651        64,469
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)        55,902        99,914          44,012         93,732        91,993
  Templeton Foriegn Securities Fund (Grandmaster TM)              17,410        18,005             595         54,904        53,417
  Templeton Foriegn Securities Fund (Pinnacleplus TM)             53,227       116,354          63,127         87,200        85,086
  Templeton Foreign Securities Fund (AnnuiChoice TM)              17,562        14,345          (3,217)        17,918        18,005
  Templeton Foreign Securities Fund (AnnuiChoice II TM)
   (September 01)*                                                    --           152             152            152           147
  Templeton Growth Securities (AnnuiChoice TM)                    15,245        11,270          (3,975)        15,236        15,320
  Templeton Growth Securities (GrandMaster flex3 TM)              65,399       157,462          92,063        165,560       162,772
  Templeton Growth Securities (Grandmaster TM)                    42,175        83,220          41,045        128,380       130,316
  Templeton Growth Securities (IQ Annuity TM)                     34,872       135,906         101,034        147,002       143,157
  Templeton Growth Securities (Pinnacleplus TM)                   49,950       143,852          93,902        151,272       147,715
  Templeton Growth Securities Standard (IQ Advisor TM)                32           940             908          1,134         1,178
  Van Kampen LIT Comstock (AnnuiChoice TM)                         8,721         5,745          (2,976)        22,007        26,644
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                  13,971        32,538          18,567         38,124        41,080
  Van Kampen LIT Comstock (Grandmaster TM)                        19,302        19,718             416         31,527        37,417
  Van Kampen LIT Comstock (IQ Annuity TM)                          8,604        14,719           6,115         18,038        20,499
  Van Kampen LIT Comstock (Pinnacleplus TM)                       21,820        40,449          18,629         38,779        41,176
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)           1,655          (539)         (2,194)          (100)         (452)
  Van Kampen LIT Strategic Growth (Grandmaster TM)                   456          (166)           (622)             9           (81)
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                    195           222              27             30            12
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                7,559         9,206           1,647          2,396         1,090
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)            2,353         1,296          (1,057)          (704)        7,171
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)           9,642         8,373          (1,269)           970        26,221
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)         33,925        81,064          47,139         82,237        80,908
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                         49,906        72,023          22,117         98,175        95,021
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)         13,174        99,158          85,984        115,732       113,412
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)           2,840        13,358          10,518        (11,069)      (11,429)
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)        42,679       120,745          78,066        154,250       149,232
  Van Kampen UIF Emerging Markets Equity
   (AnnuiChoice II TM)(Sept01)*                                       --         5,799           5,799          5,802         5,713
  Van Kampen UIF Emerging Markets Equity
   (IQ Advisor Enhanced TM)                                           --           983             983          1,240         1,225
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)             126,901       270,923         144,022        286,140       282,289
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                49,647       170,062         120,415        180,558       180,025
  Van Kampen UIF U.S. Real Estate
   (IQ Advisor Enhanced TM)                                           --           627             627          2,150         2,267

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                            INVESTMENT
                                                              INCOME         EXPENSES
                                                            ----------------------------

                                                                            Mortality
                                                                           and expense        Net
                                                                             risk and      investment
                                                            Reinvested    administrative     income
                           Division                          dividends       charges         (loss)
-----------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice TM)                       9,769           10,921       (1,152)
  DWS Equity 500 Index VIP (GrandMaster flex3 TM)                11,209           16,249       (5,040)
  DWS Equity 500 Index VIP (Grandmaster TM)                      29,527           44,213      (14,686)
  DWS Equity 500 Index VIP (IQ3 TM)                               3,843            5,984       (2,141)
  DWS Equity 500 Index VIP (Pinnacleplus TM)                     11,244           21,853      (10,609)
  DWS Equity 500 Index VIP (AnnuiChoice II TM)
   (September 01)*                                                   --                5           (5)
  DWS Small Cap Index VIP (AnnuiChoice TM)                          793            1,332         (539)
  DWS Small Cap Index VIP (GrandMaster flex3 TM)                  1,301            3,781       (2,480)
  DWS Small Cap Index VIP (Grandmaster TM)                          143            2,203       (2,060)
  DWS Small Cap Index VIP (IQ3 TM)                                  553            1,774       (1,221)
  DWS Small Cap Index VIP (Pinnacleplus TM)                       3,072            8,572       (5,500)

                                                            REALIZED AND UNREALIZED GAIN
                                                               (LOSS) ON INVESTMENTS
                                                            ----------------------------

                                                              Realized
                                                                gain
                                                             (loss) on
                                                              sales of     Realized gain
                           Division                         investments    distributions
----------------------------------------------------------------------------------------
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice TM)                        6,653              --
  DWS Equity 500 Index VIP (GrandMaster flex3 TM)                 74,071              --
  DWS Equity 500 Index VIP (Grandmaster TM)                       91,866              --
  DWS Equity 500 Index VIP (IQ3 TM)                               15,374              --
  DWS Equity 500 Index VIP (Pinnacleplus TM)                      15,406              --
  DWS Equity 500 Index VIP (AnnuiChoice II TM)
   (September 01)*                                                    --              --
  DWS Small Cap Index VIP (AnnuiChoice TM)                        10,320           5,878
  DWS Small Cap Index VIP (GrandMaster flex3 TM)                  19,458           9,649
  DWS Small Cap Index VIP (Grandmaster TM)                        46,357           1,061
  DWS Small Cap Index VIP (IQ3 TM)                                 6,101           4,102
  DWS Small Cap Index VIP (Pinnacleplus TM)                       11,916          22,776

                                                               REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                            ---------------------------------------------------------
                                                                   NET UNREALIZED APPRECIATION
                                                                  (DEPRECIATION) OF INVESTMENTS
                                                            ------------------------------------------
                                                                                                                           Net
                                                                                                             Net         increase
                                                                                        Change in net     realized      (decrease)
                                                                                          unrealized         and          in net
                                                                                         appreciation    unrealized       assets
                                                                                        (depreciation)      gain       resulting
                                                             Beginning       End of         during        (loss) on        from
                           Division                          of period       period       the period     investments    operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice TM)                       43,726       184,271         140,545        147,198       146,046
  DWS Equity 500 Index VIP (GrandMaster flex3 TM)                 71,914       128,849          56,935        131,006       125,966
  DWS Equity 500 Index VIP (Grandmaster TM)                      257,662       595,089         337,427        429,293       414,607
  DWS Equity 500 Index VIP (IQ3 TM)                               13,199        45,082          31,883         47,257        45,116
  DWS Equity 500 Index VIP (Pinnacleplus TM)                      89,009       254,649         165,640        181,046       170,437
  DWS Equity 500 Index VIP (AnnuiChoice II TM)
   (September 01)*                                                    --           112             112            112           107
  DWS Small Cap Index VIP (AnnuiChoice TM)                        12,672        17,826           5,154         21,352        20,813
  DWS Small Cap Index VIP (GrandMaster flex3 TM)                  18,788        24,619           5,831         34,938        32,458
  DWS Small Cap Index VIP (Grandmaster TM)                          (504)        2,143           2,647         50,065        48,005
  DWS Small Cap Index VIP (IQ3 TM)                                   772        12,854          12,082         22,285        21,064
  DWS Small Cap Index VIP (Pinnacleplus TM)                       46,631        88,799          42,168         76,860        71,360

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                       Statements of Changes in Net Assets

                      For the Year Ended December 31, 2006


                                                                    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                -------------------------------------------------------------

                                                                                               Change in net
                                                                                                 unrealized     Net increase
                                                                                Net realized    appreciation   (decrease) in
                                                                     Net       gain (loss) on  (depreciation)    net assets
                                                                 investment       sale of        during the    resulting from
                           Division                             income (loss)   investments        period        operations
-----------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                    $       3,219  $        7,300  $       65,669  $       76,188
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                       (319)         27,178          45,467          72,326
  Touchstone Aggressive ETF (Grandmaster TM)                            2,326          23,891         213,206         239,423
  Touchstone Aggressive ETF (IQ Annuity TM)                              (593)         35,253          78,506         113,166
  Touchstone Aggressive ETF (Pinnacleplus TM)                           2,502             909          48,360          51,771
  Touchstone Balanced (AnnuiChoice TM)                                    611          28,892         (16,632)         12,871
  Touchstone Balanced (GrandMaster flex3 TM)                              707          58,366         (22,661)         36,412
  Touchstone Balanced (Grandmaster TM)                                    (42)            278              (5)            231
  Touchstone Balanced (IQ Annuity TM)                                     752          27,285          (5,686)         22,351
  Touchstone Balanced (Pinnacleplus TM)                                   753          34,972          (5,352)         30,373
  Touchstone Baron Small Cap (AnnuiChoice TM)                          (4,428)         46,805          28,161          70,538
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                    (9,540)         75,568          23,117          89,145
  Touchstone Baron Small Cap (Grandmaster TM)                          (4,896)         18,195          41,859          55,158
  Touchstone Baron Small Cap (IQ Annuity TM)                          (17,868)        304,614        (110,997)        175,749
  Touchstone Baron Small Cap (Pinnacleplus TM)                         (9,660)         56,435          45,476          92,251
  Touchstone Conservative ETF (AnnuiChoice TM)                            (10)             14           1,931           1,935
  Touchstone Conservative ETF (GrandMaster flex3 TM)                   (7,196)          8,239          73,243          74,286
  Touchstone Conservative ETF (Grandmaster TM)                           (606)            224           9,122           8,740
  Touchstone Conservative ETF (IQ Annuity TM)                          (7,347)          8,701          78,924          80,278
  Touchstone Conservative ETF (Pinnacleplus TM)                        (4,026)          2,794          43,947          42,715
  Touchstone Core Bond (AnnuiChoice TM)                                 8,712             144            (973)          7,883
  Touchstone Core Bond (GrandMaster flex3 TM)                          16,067           1,939          (3,890)         14,116
  Touchstone Core Bond (Grandmaster TM)                                  (461)          5,402               7           4,948
  Touchstone Core Bond (IQ Annuity TM)                                 12,014          (4,846)          4,724          11,892
  Touchstone Core Bond (Pinnacleplus TM)                                5,943            (120)         (1,109)          4,714
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)                  (23)          2,002             (74)          1,905
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)           (262)          1,183           3,974           4,895
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)                  (893)         19,443           2,678          21,228
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)                (451)          1,981           6,701           8,231
  Touchstone Mid Cap Growth (AnnuiChoice TM)                           (2,324)         (2,527)         38,941          34,090
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)                     (3,024)         13,236          15,403          25,615
  Touchstone Mid Cap Growth (Grandmaster TM)                           (1,976)          9,466          11,408          18,898
  Touchstone Mid Cap Growth (IQ Annuity TM)                            (4,867)          7,489          40,920          43,542
  Touchstone Mid Cap Growth (Pinnacleplus TM)                          (9,079)         29,391          51,814          72,126
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                          7              --              93             100
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)                  465             607          11,378          12,450
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                         91             131           1,833           2,055
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                       1,643             292           7,753           9,688
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                       475          10,259           6,287          17,021
  Touchstone Enhanced ETF (AnnuiChoice TM)                             (4,745)          6,351         237,732         239,338
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                      (12,336)          6,784         209,759         204,207
  Touchstone Enhanced ETF (Grandmaster TM)                            (19,823)         16,209         404,425         400,811
  Touchstone Enhanced ETF (IQ Annuity TM)                              (9,716)         40,921         135,281         166,486
  Touchstone Enhanced ETF (Pinnacleplus TM)                            (1,711)            734          62,478          61,501
  Touchstone Growth & Income (AnnuiChoice TM)                             486           8,906          (3,848)          5,544
  Touchstone Growth & Income (GrandMaster flex3 TM)                       (16)          2,572             833           3,389
  Touchstone Growth & Income (IQ Annuity TM)                              303           3,989             151           4,443
  Touchstone Growth & Income (Pinnacleplus TM)                            641           8,759            (400)          9,000

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                    $      94,461  $    (46,834) $    35,887  $    (2,386) $     81,128
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                     24,000        (5,804)      94,439         (120)      112,515
  Touchstone Aggressive ETF (Grandmaster TM)                           52,034      (143,400)      77,025         (678)      (15,019)
  Touchstone Aggressive ETF (IQ Annuity TM)                           110,756      (112,465)      41,414         (338)       39,367
  Touchstone Aggressive ETF (Pinnacleplus TM)                          90,975        (6,793)     333,858         (216)      417,824
  Touchstone Balanced (AnnuiChoice TM)                                     --        (6,263)     (93,103)        (695)     (100,061)
  Touchstone Balanced (GrandMaster flex3 TM)                           17,407      (141,599)     (26,727)        (247)     (151,166)
  Touchstone Balanced (Grandmaster TM)                                     --        (3,498)          --           --        (3,498)
  Touchstone Balanced (IQ Annuity TM)                                  33,136       (15,077)     (50,742)        (262)      (32,945)
  Touchstone Balanced (Pinnacleplus TM)                                 2,633        (9,240)      15,626         (444)        8,575
  Touchstone Baron Small Cap (AnnuiChoice TM)                              50       (13,258)     (62,725)      (1,658)      (77,591)
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                    80,210       (23,021)      44,412         (171)      101,430
  Touchstone Baron Small Cap (Grandmaster TM)                          14,234       (20,191)      76,882         (201)       70,724
  Touchstone Baron Small Cap (IQ Annuity TM)                           94,929      (132,996)      25,457         (564)      (13,174)
  Touchstone Baron Small Cap (Pinnacleplus TM)                         49,997       (38,443)      44,431         (641)       55,344
  Touchstone Conservative ETF (AnnuiChoice TM)                         25,989            --           --           (7)       25,982
  Touchstone Conservative ETF (GrandMaster flex3 TM)                  216,126       (22,089)      63,263         (103)      257,197
  Touchstone Conservative ETF (Grandmaster TM)                         13,714          (925)       3,282          (19)       16,052
  Touchstone Conservative ETF (IQ Annuity TM)                          51,345       (76,292)     164,188         (262)      138,979
  Touchstone Conservative ETF (Pinnacleplus TM)                         1,181        (9,717)     420,008         (259)      411,213
  Touchstone Core Bond (AnnuiChoice TM)                                   549       (14,362)      40,848         (913)       26,122
  Touchstone Core Bond (GrandMaster flex3 TM)                          52,686      (137,632)     106,586         (179)       21,461
  Touchstone Core Bond (Grandmaster TM)                                   120       (24,374)      23,076          (21)       (1,199)
  Touchstone Core Bond (IQ Annuity TM)                                 41,826      (158,323)     (52,582)        (786)     (169,865)
  Touchstone Core Bond (Pinnacleplus TM)                                3,591        (4,889)      16,139         (119)       14,722
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)                   --       (35,930)           1          (25)      (35,954)
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)             --        (2,958)          (1)          (7)       (2,966)
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)                 9,956        (2,673)     (53,384)        (245)      (46,346)
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)              13,572        (1,104)        (358)         (82)       12,028
  Touchstone Mid Cap Growth (AnnuiChoice TM)                              114        (2,407)    (125,096)        (880)     (128,269)
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)                      9,150       (16,166)     109,790          (15)      102,759
  Touchstone Mid Cap Growth (Grandmaster TM)                           13,955          (751)       4,042          (62)       17,184
  Touchstone Mid Cap Growth (IQ Annuity TM)                            10,069       (58,916)      (4,960)        (266)      (54,073)
  Touchstone Mid Cap Growth (Pinnacleplus TM)                          67,798        (4,977)      28,140         (877)       90,084
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                         --            --           --           (4)           (4)
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)                   --        (2,012)      (5,594)         (38)       (7,644)
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                         --          (791)           1           (3)         (793)
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                      66,904            --         (543)         (12)       66,349
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                        --        (6,400)      14,881          (46)        8,435
  Touchstone Enhanced ETF (AnnuiChoice TM)                             86,860        (1,084)      25,122       (3,548)      107,350
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                      387,097          (864)     155,711         (236)      541,708
  Touchstone Enhanced ETF (Grandmaster TM)                             38,292       (73,961)     267,066         (694)      230,703
  Touchstone Enhanced ETF (IQ Annuity TM)                             139,233      (232,316)     472,895         (277)      379,535
  Touchstone Enhanced ETF (Pinnacleplus TM)                           180,599        (6,061)     371,953         (111)      546,380
  Touchstone Growth & Income (AnnuiChoice TM)                           4,644        (1,504)     (50,959)        (134)      (47,953)
  Touchstone Growth & Income (GrandMaster flex3 TM)                     3,600          (117)     (77,889)          --       (74,406)
  Touchstone Growth & Income (IQ Annuity TM)                               --       (13,234)         117          (93)      (13,210)
  Touchstone Growth & Income (Pinnacleplus TM)                             --        (5,861)        (684)        (141)       (6,686)

                                                                  Increase
                                                                 (decrease)    Net assets,  Net assets,
                                                                     in         beginning     end of
                           Division                              net assets      of year       year
-------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                    $     157,316  $   545,124  $   702,440
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                    184,841      493,400      678,241
  Touchstone Aggressive ETF (Grandmaster TM)                          224,404    1,976,974    2,201,378
  Touchstone Aggressive ETF (IQ Annuity TM)                           152,533      938,908    1,091,441
  Touchstone Aggressive ETF (Pinnacleplus TM)                         469,595      194,897      664,492
  Touchstone Balanced (AnnuiChoice TM)                                (87,190)     217,350      130,160
  Touchstone Balanced (GrandMaster flex3 TM)                         (114,754)     508,324      393,570
  Touchstone Balanced (Grandmaster TM)                                 (3,267)       3,267           --
  Touchstone Balanced (IQ Annuity TM)                                 (10,594)     256,169      245,575
  Touchstone Balanced (Pinnacleplus TM)                                38,948      328,321      367,269
  Touchstone Baron Small Cap (AnnuiChoice TM)                          (7,053)     418,549      411,496
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                   190,575      550,836      741,411
  Touchstone Baron Small Cap (Grandmaster TM)                         125,882      284,289      410,171
  Touchstone Baron Small Cap (IQ Annuity TM)                          162,575    1,090,658    1,253,233
  Touchstone Baron Small Cap (Pinnacleplus TM)                        147,595      495,356      642,951
  Touchstone Conservative ETF (AnnuiChoice TM)                         27,917        4,772       32,689
  Touchstone Conservative ETF (GrandMaster flex3 TM)                  331,483    1,117,717    1,449,200
  Touchstone Conservative ETF (Grandmaster TM)                         24,792      127,702      152,494
  Touchstone Conservative ETF (IQ Annuity TM)                         219,257    1,193,049    1,412,306
  Touchstone Conservative ETF (Pinnacleplus TM)                       453,928      333,074      787,002
  Touchstone Core Bond (AnnuiChoice TM)                                34,005      231,566      265,571
  Touchstone Core Bond (GrandMaster flex3 TM)                          35,577      538,991      574,568
  Touchstone Core Bond (Grandmaster TM)                                 3,749       12,279       16,028
  Touchstone Core Bond (IQ Annuity TM)                               (157,973)     617,542      459,569
  Touchstone Core Bond (Pinnacleplus TM)                               19,436      200,966      220,402
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)              (34,049)      40,914        6,865
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)          1,929       32,742       34,671
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)               (25,118)     173,865      148,747
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)              20,259       44,913       65,172
  Touchstone Mid Cap Growth (AnnuiChoice TM)                          (94,179)     287,845      193,666
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)                    128,374      138,826      267,200
  Touchstone Mid Cap Growth (Grandmaster TM)                           36,082      122,528      158,610
  Touchstone Mid Cap Growth (IQ Annuity TM)                           (10,531)     342,094      331,563
  Touchstone Mid Cap Growth (Pinnacleplus TM)                         162,210      437,689      599,899
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                         96          399          495
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)                4,806       55,646       60,452
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                      1,262        8,429        9,691
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                      76,037       25,885      101,922
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                    25,456       49,767       75,223
  Touchstone Enhanced ETF (AnnuiChoice TM)                            346,688    1,610,417    1,957,105
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                      745,915    1,216,472    1,962,387
  Touchstone Enhanced ETF (Grandmaster TM)                            631,514    2,808,714    3,440,228
  Touchstone Enhanced ETF (IQ Annuity TM)                             546,021      909,755    1,455,776
  Touchstone Enhanced ETF (Pinnacleplus TM)                           607,881      177,746      785,627
  Touchstone Growth & Income (AnnuiChoice TM)                         (42,409)      81,872       39,463
  Touchstone Growth & Income (GrandMaster flex3 TM)                   (71,017)      84,814       13,797
  Touchstone Growth & Income (IQ Annuity TM)                           (8,767)      50,326       41,559
  Touchstone Growth & Income (Pinnacleplus TM)                          2,314       82,955       85,269

                                                                             UNIT TRANSACTIONS
                                                                --------------------------------------------
                                                                                                   Increase
                                                                  Units     Units       Units     (decrease)
                           Division                             purchased  redeemed  transferred   in units
------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                        8,752    (4,476)       3,231       7,507
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                  2,127      (509)       9,107      10,725
  Touchstone Aggressive ETF (Grandmaster TM)                        4,811   (13,329)       7,450      (1,068)
  Touchstone Aggressive ETF (IQ Annuity TM)                         9,920   (10,356)       3,897       3,461
  Touchstone Aggressive ETF (Pinnacleplus TM)                       8,409      (636)      30,131      37,904
  Touchstone Balanced (AnnuiChoice TM)                                 --      (532)      (7,315)     (7,847)
  Touchstone Balanced (GrandMaster flex3 TM)                        1,340   (10,826)      (2,043)    (11,529)
  Touchstone Balanced (Grandmaster TM)                                 --      (287)          --        (287)
  Touchstone Balanced (IQ Annuity TM)                               2,618    (1,234)      (3,994)     (2,610)
  Touchstone Balanced (Pinnacleplus TM)                               209      (761)       1,234         682
  Touchstone Baron Small Cap (AnnuiChoice TM)                           6      (891)      (3,450)     (4,335)
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                 5,244    (1,418)       2,102       5,928
  Touchstone Baron Small Cap (Grandmaster TM)                       1,010    (1,463)       5,826       5,373
  Touchstone Baron Small Cap (IQ Annuity TM)                        5,900    (8,401)       1,461      (1,040)
  Touchstone Baron Small Cap (Pinnacleplus TM)                      3,069    (2,513)       3,358       3,914
  Touchstone Conservative ETF (AnnuiChoice TM)                      2,478        (1)          --       2,477
  Touchstone Conservative ETF (GrandMaster flex3 TM)               20,256    (2,093)       5,387      23,550
  Touchstone Conservative ETF (Grandmaster TM)                      1,250       (90)         310       1,470
  Touchstone Conservative ETF (IQ Annuity TM)                       4,819    (7,255)      15,198      12,762
  Touchstone Conservative ETF (Pinnacleplus TM)                       114      (946)      40,268      39,436
  Touchstone Core Bond (AnnuiChoice TM)                                51    (1,339)       3,593       2,305
  Touchstone Core Bond (GrandMaster flex3 TM)                       4,938   (12,897)       9,981       2,022
  Touchstone Core Bond (Grandmaster TM)                                12    (2,332)       2,644         324
  Touchstone Core Bond (IQ Annuity TM)                              3,886   (14,281)      (4,794)    (15,189)
  Touchstone Core Bond (Pinnacleplus TM)                              352      (491)       1,564       1,425
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)               --    (3,422)          --      (3,422)
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)         --      (211)          --        (211)
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)               853      (257)      (4,925)     (4,329)
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)           1,051       (93)           3         961
  Touchstone Mid Cap Growth (AnnuiChoice TM)                            7      (204)      (7,817)     (8,014)
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)                    586    (1,015)       6,848       6,419
  Touchstone Mid Cap Growth (Grandmaster TM)                        1,052       (60)         305       1,297
  Touchstone Mid Cap Growth (IQ Annuity TM)                           589    (3,604)        (338)     (3,353)
  Touchstone Mid Cap Growth (Pinnacleplus TM)                       4,322      (377)       2,104       6,049
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                     --        --           --          --
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)               --      (179)        (491)       (670)
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                     --       (66)          --         (66)
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                   5,595        (1)         (39)      5,555
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                    --      (522)       1,494         972
  Touchstone Enhanced ETF (AnnuiChoice TM)                          7,456      (396)       2,265       9,325
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                   33,268       (89)      13,440      46,619
  Touchstone Enhanced ETF (Grandmaster TM)                          3,193    (6,392)      22,613      19,414
  Touchstone Enhanced ETF (IQ Annuity TM)                          12,298   (19,344)      40,814      33,768
  Touchstone Enhanced ETF (Pinnacleplus TM)                        16,132      (516)      31,418      47,034
  Touchstone Growth & Income (AnnuiChoice TM)                         376      (122)      (4,145)     (3,891)
  Touchstone Growth & Income (GrandMaster flex3 TM)                   296       (10)      (6,312)     (6,026)
  Touchstone Growth & Income (IQ Annuity TM)                           --    (1,092)           9      (1,083)
  Touchstone Growth & Income (Pinnacleplus TM)                         --      (473)         (68)       (541)

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                -------------------------------------------------------------

                                                                                               Change in net
                                                                                                 unrealized     Net increase
                                                                                Net realized    appreciation   (decrease) in
                                                                     Net       gain (loss) on  (depreciation)    net assets
                                                                 investment       sale of        during the    resulting from
                           Division                             income (loss)   investments        period        operations
-----------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone High Yield (AnnuiChoice TM)                        $      24,204  $         (596) $       (6,081) $       17,527
  Touchstone High Yield (GrandMaster flex3 TM)                         25,636             615             361          26,612
  Touchstone High Yield (Grandmaster TM)                               15,566          11,243         (11,357)         15,452
  Touchstone High Yield (IQ Annuity TM)                                23,093           1,987            (353)         24,727
  Touchstone High Yield (Pinnacleplus TM)                              51,215           4,377          (5,396)         50,196
  Touchstone Moderate ETF  (AnnuiChoice TM)                               531           1,850          22,877          25,258
  Touchstone Moderate ETF (GrandMaster flex3 TM)                       (8,177)         15,448         162,336         169,607
  Touchstone Moderate ETF (Grandmaster TM)                             (1,569)          8,211          28,647          35,289
  Touchstone Moderate ETF (IQ Annuity TM)                              (7,482)         55,958         143,334         191,810
  Touchstone Moderate ETF (Pinnacleplus TM)                            (3,178)          4,138          68,096          69,056
  Touchstone Money Market (AnnuiChoice TM)                             16,395              --              --          16,395
  Touchstone Money Market (Grandmaster TM)                            176,526              --              --         176,526
  Touchstone Money Market (IQ Annuity TM)                                 495              --              --             495
  Touchstone Third Avenue Value (AnnuiChoice TM)                        3,507         308,570        (100,890)        211,187
  Touchstone Third Avenue Value (GrandMaster flex3 TM)                (11,416)        309,967          (5,037)        293,514
  Touchstone Third Avenue Value (Grandmaster TM)                       (6,162)        195,963         135,860         325,661
  Touchstone Third Avenue Value (IQ Annuity TM)                       (11,060)        296,542         162,089         447,571
  Touchstone Third Avenue Value (Pinnacleplus TM)                     (13,101)        254,127          50,473         291,499
  Touchstone Third Avenue Value (AnnuiChoice II TM)
   (September01)*                                                         649           4,044          (1,810)          2,883
  Touchstone Third Avenue Value (IQ Advisor Enhanced TM)                  (37)           (272)             --            (309)
  Touchstone Value Plus (AnnuiChoice TM)                                 (307)          8,116          18,793          26,602
  Touchstone Value Plus (GrandMaster flex3 TM)                         (1,099)         12,240          10,280          21,421
  Touchstone Value Plus (Grandmaster TM)                                 (190)            145           6,351           6,306
  Touchstone Value Plus (IQ Annuity TM)                                (1,425)         10,395          29,273          38,243
  Touchstone Value Plus (Pinnacleplus TM)                              (2,190)          6,228          45,962          50,000
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                      21,360          (8,123)          7,274          20,511
  JP Morgan Bond (GrandMaster flex3 TM)                                10,662          (2,459)          1,906          10,109
  JP Morgan Bond (Grandmaster TM)                                       1,948          (2,166)            716             498
  JP Morgan Bond (IQ3 TM)                                               4,897          (2,078)          1,694           4,513
  JP Morgan Bond (Pinnacleplus TM)                                     11,215          (2,488)          2,494          11,221
  JP Morgan International Equity (AnnuiChoice TM)                         536          23,536          71,961          96,033
  JP Morgan International Equity (GrandMaster flex3 TM)                (1,831)         22,542          39,862          60,573
  JP Morgan International Equity (Grandmaster TM)                      (2,711)         68,453         162,114         227,856
  JP Morgan International Equity (IQ3 TM)                                (952)          5,224          31,676          35,948
  JP Morgan International Equity (Pinnacleplus TM)                     (2,371)         27,907          33,691          59,227
  JP Morgan Mid Cap Value (AnnuiChoice TM)                              2,834           6,640          45,683          55,157
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                          512          26,368           7,046          33,926
  JP Morgan Mid Cap Value (Grandmaster TM)                             15,212         152,994         (61,783)        106,423
  JP Morgan Mid Cap Value (IQ3 TM)                                        885          13,263           4,187          18,335
  JP Morgan Mid Cap Value (Pinnacleplus TM)                             1,271          48,123          92,024         141,418
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                         848,012       3,005,242         544,363       4,397,617
  Fidelity VIP Growth (Grandmaster TM)                               (111,382)       (385,669)      1,102,496         605,445
  Fidelity VIP High Income (Grandmaster TM)                           364,561          50,481         171,102         586,144
  Fidelity VIP II Asset Manager (Grandmaster TM)                      134,403        (186,890)        531,272         478,785
  Fidelity VIP II Contrafund (Grandmaster TM)                         (14,182)      3,939,770      (1,558,879)      2,366,709
  Fidelity VIP II Index 500 (Grandmaster TM)                           45,060         686,099         496,783       1,227,942
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)              103,630         (42,018)         39,831         101,443
  Fidelity VIP III Balanced (Grandmaster TM)                           25,408         301,980         (40,392)        286,996
  Fidelity VIP III Growth & Income (Grandmaster TM)                   (10,077)        589,821        (135,798)        443,946
  Fidelity VIP III Growth Opportunities (Grandmaster TM)               (8,358)         58,826          (5,933)         44,535

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone High Yield (AnnuiChoice TM)                        $          --  $     (3,215) $   184,644  $      (435) $    180,994
  Touchstone High Yield (GrandMaster flex3 TM)                         18,211       (59,079)      (2,674)        (182)      (43,724)
  Touchstone High Yield (Grandmaster TM)                                   --      (119,636)      (2,495)         (13)     (122,144)
  Touchstone High Yield (IQ Annuity TM)                                22,678       (40,285)      (4,839)        (697)      (23,143)
  Touchstone High Yield (Pinnacleplus TM)                              25,682       (77,672)     162,687         (554)      110,143
  Touchstone Moderate ETF  (AnnuiChoice TM)                            97,215        (7,572)      33,867         (169)      123,341
  Touchstone Moderate ETF (GrandMaster flex3 TM)                      173,476       (44,506)     242,171         (349)      370,792
  Touchstone Moderate ETF (Grandmaster TM)                                720       (67,864)      34,013          (51)      (33,182)
  Touchstone Moderate ETF (IQ Annuity TM)                             344,169       (79,675)    (160,137)      (1,162)      103,195
  Touchstone Moderate ETF (Pinnacleplus TM)                           145,461       (40,665)     195,893         (450)      300,239
  Touchstone Money Market (AnnuiChoice TM)                                 --       (11,241)     (14,010)      (2,520)      (27,771)
  Touchstone Money Market (Grandmaster TM)                             65,700    (2,090,691)   1,104,385       (1,867)     (922,473)
  Touchstone Money Market (IQ Annuity TM)                                  --        (8,409)     (30,031)         (45)      (38,485)
  Touchstone Third Avenue Value (AnnuiChoice TM)                      741,755       (25,648)    (141,863)      (3,836)      570,408
  Touchstone Third Avenue Value (GrandMaster flex3 TM)                226,501      (111,845)     304,337         (913)      418,080
  Touchstone Third Avenue Value (Grandmaster TM)                      179,352      (218,176)     534,850         (928)      495,098
  Touchstone Third Avenue Value (IQ Annuity TM)                       210,731      (206,892)     268,356       (2,092)      270,103
  Touchstone Third Avenue Value (Pinnacleplus TM)                     146,519      (137,627)     267,267       (1,642)      274,517
  Touchstone Third Avenue Value (AnnuiChoice II TM)
   (September01)*                                                      74,195            --          858           --        75,053
  Touchstone Third Avenue Value (IQ Advisor Enhanced TM)               13,399        (6,557)      (6,533)          --           309
  Touchstone Value Plus (AnnuiChoice TM)                                3,902       (19,111)      (4,950)        (581)      (20,740)
  Touchstone Value Plus (GrandMaster flex3 TM)                         12,025            --      (36,497)         (42)      (24,514)
  Touchstone Value Plus (Grandmaster TM)                                   --          (429)          --           (4)         (433)
  Touchstone Value Plus (IQ Annuity TM)                                 5,180       (20,184)      (5,626)        (137)      (20,767)
  Touchstone Value Plus (Pinnacleplus TM)                              14,764       (18,100)      54,508          (17)       51,155
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                       1,457       (39,195)     (90,276)      (2,521)     (130,535)
  JP Morgan Bond (GrandMaster flex3 TM)                                10,509       (58,503)      56,198         (231)        7,973
  JP Morgan Bond (Grandmaster TM)                                          --       (17,044)     (13,012)         (12)      (30,068)
  JP Morgan Bond (IQ3 TM)                                                 337       (48,892)      50,546         (725)        1,266
  JP Morgan Bond (Pinnacleplus TM)                                     14,022       (20,614)       2,966         (480)       (4,106)
  JP Morgan International Equity (AnnuiChoice TM)                          --        (7,046)      62,148       (2,164)       52,938
  JP Morgan International Equity (GrandMaster flex3 TM)                57,109        (9,337)     162,066         (107)      209,731
  JP Morgan International Equity (Grandmaster TM)                      40,840      (109,530)     (49,199)        (560)     (118,449)
  JP Morgan International Equity (IQ3 TM)                               6,498        (8,344)      40,387          (83)       38,458
  JP Morgan International Equity (Pinnacleplus TM)                     57,091        (9,250)     221,461         (286)      269,016
  JP Morgan Mid Cap Value (AnnuiChoice TM)                                 --        (2,322)      (2,548)      (1,152)       (6,022)
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                       10,012       (33,811)     (19,181)        (312)      (43,292)
  JP Morgan Mid Cap Value (Grandmaster TM)                             11,024       (65,484)  (1,127,690)        (309)   (1,182,459)
  JP Morgan Mid Cap Value (IQ3 TM)                                      3,090       (19,987)     (40,490)        (134)      (57,521)
  JP Morgan Mid Cap Value (Pinnacleplus TM)                            26,552       (87,622)      62,696         (730)          896
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                          83,616    (3,312,091)    (896,926)      (8,036)   (4,133,437)
  Fidelity VIP Growth (Grandmaster TM)                                 79,896    (2,363,459)    (184,879)      (5,311)   (2,473,753)
  Fidelity VIP High Income (Grandmaster TM)                            27,023    (1,222,854)      72,588       (2,690)   (1,125,933)
  Fidelity VIP II Asset Manager (Grandmaster TM)                       57,220    (1,702,929)    (403,717)      (3,338)   (2,052,764)
  Fidelity VIP II Contrafund (Grandmaster TM)                         400,008    (4,103,758)     423,709       (8,273)   (3,288,314)
  Fidelity VIP II Index 500 (Grandmaster TM)                               --    (1,747,285)    (285,287)      (3,996)   (2,036,568)
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)               30,880      (648,688)    (190,679)      (1,177)     (809,664)
  Fidelity VIP III Balanced (Grandmaster TM)                           20,317      (569,884)     394,467       (1,058)     (156,158)
  Fidelity VIP III Growth & Income (Grandmaster TM)                     8,822      (811,814)  (1,135,431)      (1,411)   (1,939,834)
  Fidelity VIP III Growth Opportunities (Grandmaster TM)                4,882      (324,971)     (91,912)        (690)     (412,691)

                                                                  Increase
                                                                 (decrease)    Net assets,  Net assets,
                                                                     in         beginning     end of
                           Division                              net assets      of year       year
-------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone High Yield (AnnuiChoice TM)                        $     198,521  $   166,017  $   364,538
  Touchstone High Yield (GrandMaster flex3 TM)                        (17,112)     466,309      449,197
  Touchstone High Yield (Grandmaster TM)                             (106,692)     370,844      264,152
  Touchstone High Yield (IQ Annuity TM)                                 1,584      396,687      398,271
  Touchstone High Yield (Pinnacleplus TM)                             160,339      740,592      900,931
  Touchstone Moderate ETF  (AnnuiChoice TM)                           148,599      141,588      290,187
  Touchstone Moderate ETF (GrandMaster flex3 TM)                      540,399    1,599,604    2,140,003
  Touchstone Moderate ETF (Grandmaster TM)                              2,107      375,529      377,636
  Touchstone Moderate ETF (IQ Annuity TM)                             295,005    1,871,044    2,166,049
  Touchstone Moderate ETF (Pinnacleplus TM)                           369,295      603,628      972,923
  Touchstone Money Market (AnnuiChoice TM)                            (11,376)     430,369      418,993
  Touchstone Money Market (Grandmaster TM)                           (745,947)   5,398,889    4,652,942
  Touchstone Money Market (IQ Annuity TM)                             (37,990)      41,092        3,102
  Touchstone Third Avenue Value (AnnuiChoice TM)                      781,595      977,031    1,758,626
  Touchstone Third Avenue Value (GrandMaster flex3 TM)                711,594    1,955,436    2,667,030
  Touchstone Third Avenue Value (Grandmaster TM)                      820,759    2,109,001    2,929,760
  Touchstone Third Avenue Value (IQ Annuity TM)                       717,674    3,000,059    3,717,733
  Touchstone Third Avenue Value (Pinnacleplus TM)                     566,016    1,972,639    2,538,655
  Touchstone Third Avenue Value (AnnuiChoice II TM)
   (September01)*                                                      77,936           --       77,936
  Touchstone Third Avenue Value (IQ Advisor Enhanced TM)                   --           --           --
  Touchstone Value Plus (AnnuiChoice TM)                                5,862      155,456      161,318
  Touchstone Value Plus (GrandMaster flex3 TM)                         (3,093)     123,572      120,479
  Touchstone Value Plus (Grandmaster TM)                                5,873       35,026       40,899
  Touchstone Value Plus (IQ Annuity TM)                                17,476      225,697      243,173
  Touchstone Value Plus (Pinnacleplus TM)                             101,155      263,377      364,532
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                    (110,024)     739,489      629,465
  JP Morgan Bond (GrandMaster flex3 TM)                                18,082      386,558      404,640
  JP Morgan Bond (Grandmaster TM)                                     (29,570)      41,138       11,568
  JP Morgan Bond (IQ3 TM)                                               5,779      200,330      206,109
  JP Morgan Bond (Pinnacleplus TM)                                      7,115      470,243      477,358
  JP Morgan International Equity (AnnuiChoice TM)                     148,971      399,434      548,405
  JP Morgan International Equity (GrandMaster flex3 TM)               270,304      180,209      450,513
  JP Morgan International Equity (Grandmaster TM)                     109,407    1,122,561    1,231,968
  JP Morgan International Equity (IQ3 TM)                              74,406      169,126      243,532
  JP Morgan International Equity (Pinnacleplus TM)                    328,243      146,291      474,534
  JP Morgan Mid Cap Value (AnnuiChoice TM)                             49,135      355,919      405,054
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                       (9,366)     252,318      242,952
  JP Morgan Mid Cap Value (Grandmaster TM)                         (1,076,036)   1,223,835      147,799
  JP Morgan Mid Cap Value (IQ3 TM)                                    (39,186)     161,340      122,154
  JP Morgan Mid Cap Value (Pinnacleplus TM)                           142,314      930,586    1,072,900
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                         264,180   26,143,280   26,407,460
  Fidelity VIP Growth (Grandmaster TM)                             (1,868,308)  13,253,752   11,385,444
  Fidelity VIP High Income (Grandmaster TM)                          (539,789)   6,494,382    5,954,593
  Fidelity VIP II Asset Manager (Grandmaster TM)                   (1,573,979)   9,604,393    8,030,414
  Fidelity VIP II Contrafund (Grandmaster TM)                        (921,605)  25,316,888   24,395,283
  Fidelity VIP II Index 500 (Grandmaster TM)                         (808,626)  10,042,043    9,233,417
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)             (708,221)   4,015,704    3,307,483
  Fidelity VIP III Balanced (Grandmaster TM)                          130,838    2,998,826    3,129,664
  Fidelity VIP III Growth & Income (Grandmaster TM)                (1,495,888)   4,998,164    3,502,276
  Fidelity VIP III Growth Opportunities (Grandmaster TM)             (368,156)   1,618,677    1,250,521

                                                                             UNIT TRANSACTIONS
                                                                --------------------------------------------
                                                                                                   Increase
                                                                  Units     Units       Units     (decrease)
                           Division                             purchased  redeemed  transferred   in units
------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone High Yield (AnnuiChoice TM)                               --      (258)      12,971      12,713
  Touchstone High Yield (GrandMaster flex3 TM)                      1,397    (4,462)        (214)     (3,279)
  Touchstone High Yield (Grandmaster TM)                               --   (10,666)        (618)    (11,284)
  Touchstone High Yield (IQ Annuity TM)                             1,659    (2,935)        (329)     (1,605)
  Touchstone High Yield (Pinnacleplus TM)                           2,181    (6,620)      13,838       9,399
  Touchstone Moderate ETF  (AnnuiChoice TM)                         9,122      (699)       3,188      11,611
  Touchstone Moderate ETF (GrandMaster flex3 TM)                   15,986    (4,010)      22,246      34,222
  Touchstone Moderate ETF (Grandmaster TM)                             66    (6,149)       3,170      (2,913)
  Touchstone Moderate ETF (IQ Annuity TM)                          31,996    (7,581)     (13,995)     10,420
  Touchstone Moderate ETF (Pinnacleplus TM)                        13,155    (3,801)      18,135      27,489
  Touchstone Money Market (AnnuiChoice TM)                             --    (1,307)      (1,305)     (2,612)
  Touchstone Money Market (Grandmaster TM)                          6,430  (203,050)     107,479     (89,141)
  Touchstone Money Market (IQ Annuity TM)                              --      (823)      (2,909)     (3,732)
  Touchstone Third Avenue Value (AnnuiChoice TM)                   43,764    (1,684)      (7,925)     34,155
  Touchstone Third Avenue Value (GrandMaster flex3 TM)             13,176    (6,582)      17,016      23,610
  Touchstone Third Avenue Value (Grandmaster TM)                   12,181   (14,910)      34,951      32,222
  Touchstone Third Avenue Value (IQ Annuity TM)                    12,721   (12,812)      16,214      16,123
  Touchstone Third Avenue Value (Pinnacleplus TM)                   7,930    (7,606)      14,595      14,919
  Touchstone Third Avenue Value (AnnuiChoice II TM)
   (September01)*                                                   7,039        --           79       7,118
  Touchstone Third Avenue Value (IQ Advisor Enhanced TM)              913      (464)        (449)         --
  Touchstone Value Plus (AnnuiChoice TM)                              354    (1,826)        (414)     (1,886)
  Touchstone Value Plus (GrandMaster flex3 TM)                      1,024        (4)      (2,871)     (1,851)
  Touchstone Value Plus (Grandmaster TM)                               --       (36)          (1)        (37)
  Touchstone Value Plus (IQ Annuity TM)                               491    (1,894)        (521)     (1,924)
  Touchstone Value Plus (Pinnacleplus TM)                           1,148    (1,415)       4,090       3,823
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                     169    (3,657)      (7,794)    (11,282)
  JP Morgan Bond (GrandMaster flex3 TM)                               970    (5,294)       5,051         727
  JP Morgan Bond (Grandmaster TM)                                      --    (1,586)      (1,257)     (2,843)
  JP Morgan Bond (IQ3 TM)                                              56    (4,407)       4,394          43
  JP Morgan Bond (Pinnacleplus TM)                                  1,370    (2,039)         271        (398)
  JP Morgan International Equity (AnnuiChoice TM)                      --      (608)       4,587       3,979
  JP Morgan International Equity (GrandMaster flex3 TM)             3,616      (589)      11,289      14,316
  JP Morgan International Equity (Grandmaster TM)                   2,927    (7,846)      (2,871)     (7,790)
  JP Morgan International Equity (IQ3 TM)                             426      (576)       2,667       2,517
  JP Morgan International Equity (Pinnacleplus TM)                  3,466      (565)      13,624      16,525
  JP Morgan Mid Cap Value (AnnuiChoice TM)                             --      (213)        (163)       (376)
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                      628    (2,135)      (1,175)     (2,682)
  JP Morgan Mid Cap Value (Grandmaster TM)                            852    (5,027)     (84,270)    (88,445)
  JP Morgan Mid Cap Value (IQ3 TM)                                    193    (1,266)      (2,590)     (3,663)
  JP Morgan Mid Cap Value (Pinnacleplus TM)                         1,743    (5,727)       4,209         225
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                       1,480   (59,618)     (16,983)    (75,121)
  Fidelity VIP Growth (Grandmaster TM)                              1,375   (41,198)      (3,635)    (43,458)
  Fidelity VIP High Income (Grandmaster TM)                         1,621   (73,852)       5,174     (67,057)
  Fidelity VIP II Asset Manager (Grandmaster TM)                    1,730   (52,749)     (12,428)    (63,447)
  Fidelity VIP II Contrafund (Grandmaster TM)                      10,633  (109,071)      11,010     (87,428)
  Fidelity VIP II Index 500 (Grandmaster TM)                           --   (57,483)      (9,513)    (66,996)
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)            1,198   (25,352)      (7,227)    (31,381)
  Fidelity VIP III Balanced (Grandmaster TM)                        1,382   (38,859)      26,239     (11,238)
  Fidelity VIP III Growth & Income (Grandmaster TM)                   523   (48,872)     (68,081)   (116,430)
  Fidelity VIP III Growth Opportunities (Grandmaster TM)              425   (28,450)      (7,441)    (35,466)

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                -------------------------------------------------------------

                                                                                               Change in net
                                                                                                 unrealized     Net increase
                                                                                Net realized    appreciation   (decrease) in
                                                                     Net       gain (loss) on  (depreciation)    net assets
                                                                 investment       sale of        during the    resulting from
                           Division                             income (loss)   investments        period        operations
-----------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS:(CONTINUED)
  Fidelity VIP Overseas (Grandmaster TM)                        $      17,854  $      690,128  $       90,335  $      798,317
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice TM)(July 31)*                    217               5           1,038           1,260
  Touchstone Aggressive ETF (AnnuiChoice II TM)(September 01)*          3,475              20           7,471          10,966
  Touchstone Enhanced ETF (AnnuiChoice TM)(July 31)*                      222               5           2,008           2,235
  Touchstone Enhanced ETF (AnnuiChoice II TM)(September 01)*               45               1             344             390
  Touchstone Moderate ETF  (AnnuiChoice TM)(July 31)*                   1,257              51           6,478           7,786
  Touchstone Moderate ETF  (AnnuiChoice II TM)(September 01)*             174               3             746             923
  Touchstone Money Market (AnnuiChoice TM)                             73,819              --              --          73,819
  Touchstone Money Market (GrandMaster flex3 TM)                       52,222              --              --          52,222
  Touchstone Money Market (IQ Annuity TM)                             109,761              --              --         109,761
  Touchstone Money Market (Pinnacleplus TM)                            36,019              --              --          36,019
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                            (4,265)      1,073,287        (574,055)        494,967
  MFS Capital Opportunities (AnnuiChoice TM)                             (800)            594          11,639          11,433
  MFS Capital Opportunities (GrandMaster flex3 TM)                       (824)         14,750          (4,860)          9,066
  MFS Capital Opportunities (Grandmaster TM)                             (516)          2,841           1,874           4,199
  MFS Capital Opportunities (IQ Annuity TM)                            (3,505)         12,533          22,026          31,054
  MFS Capital Opportunities (Pinnacleplus TM)                          (1,321)            559          10,573           9,811
  MFS Emerging Growth (AnnuiChoice TM)                                   (774)          2,980            (374)          1,832
  MFS Emerging Growth (GrandMaster flex3 TM)                           (1,255)          9,685          (4,357)          4,073
  MFS Emerging Growth (Grandmaster TM)                                   (591)          9,693          (7,080)          2,022
  MFS Emerging Growth (IQ Annuity TM)                                  (6,227)         25,845          (7,072)         12,546
  MFS Emerging Growth (Pinnacleplus TM)                                (1,049)          3,942          (1,227)          1,666
  MFS Investors Growth Stock (AnnuiChoice TM)                          (1,292)          1,438           6,826           6,972
  MFS Investors Growth Stock (GrandMaster flex3 TM)                    (2,091)            265           7,422           5,596
  MFS Investors Growth Stock (Grandmaster TM)                            (541)          1,826             (18)          1,267
  MFS Investors Growth Stock (IQ Annuity TM)                             (843)          8,564          (1,167)          6,554
  MFS Investors Growth Stock (Pinnacleplus TM)                         (1,703)            616           6,442           5,355
  MFS Mid Cap Growth (AnnuiChoice TM)                                  (1,413)          9,499          (8,625)           (539)
  MFS Mid Cap Growth (GrandMaster flex3 TM)                            (1,777)          5,165          (3,273)            115
  MFS Mid Cap Growth (Grandmaster TM)                                    (943)          4,045          (3,211)           (109)
  MFS Mid Cap Growth (IQ Annuity TM)                                   (2,310)         10,043          (7,952)           (219)
  MFS Mid Cap Growth (Pinnacleplus TM)                                 (2,365)          5,584          (1,454)          1,765
  MFS Mid Cap Growth (AnnuiChoice II TM)(September 01)*                    (5)             --             111             106
  MFS New Discovery (AnnuiChoice TM)                                     (782)          9,304            (767)          7,755
  MFS New Discovery (GrandMaster flex3 TM)                               (736)          1,355           4,712           5,331
  MFS New Discovery (Grandmaster TM)                                   (1,222)          8,883           1,133           8,794
  MFS New Discovery (IQ Annuity TM)                                    (1,231)          4,779           5,627           9,175
  MFS New Discovery (Pinnacleplus TM)                                    (387)          2,178             (72)          1,719
  MFS Total Return (AnnuiChoice TM)                                     6,242          41,175          (3,062)         44,355
  MFS Total Return (GrandMaster flex3 TM)                               3,190           9,654          12,750          25,594
  MFS Total Return (Grandmaster TM)                                    33,794         205,653         (97,712)        141,735
  MFS Total Return (IQ Annuity TM)                                     15,681         126,016         (66,190)         75,507
  MFS Total Return (Pinnacleplus TM)                                   11,319          37,078          62,412         110,809
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                           6,165           6,749            (509)         12,405
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                     1,820           5,541           7,009          14,370
  Fidelity VIP Asset Manager (IQ3)                                      5,501          22,487          (2,785)         25,203
  Fidelity VIP Asset Manager (Pinnacleplus TM)                            522             262           3,960           4,744
  Fidelity VIP Balanced (AnnuiChoice TM)                                2,075          14,982          14,677          31,734
  Fidelity VIP Balanced (GrandMaster flex3 TM)                            129          19,703          18,565          38,397

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS:(CONTINUED)
  Fidelity VIP Overseas (Grandmaster TM)                        $      22,460  $ (1,290,835) $  (250,601) $    (1,944) $ (1,520,920)
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice TM)(July 31)*                 14,874          (127)       4,002           (2)       18,747
  Touchstone Aggressive ETF (AnnuiChoice II TM)(September 01)*        242,491            --       53,127          (37)      295,581
  Touchstone Enhanced ETF (AnnuiChoice TM)(July 31)*                    7,807            --       45,432           (1)       53,238
  Touchstone Enhanced ETF (AnnuiChoice II TM)(September 01)*            2,979            --        7,980           --        10,959
  Touchstone Moderate ETF  (AnnuiChoice TM)(July 31)*                 100,918          (673)      70,351           --       170,596
  Touchstone Moderate ETF  (AnnuiChoice II TM)(September 01)*          21,481            --        2,351           --        23,832
  Touchstone Money Market (AnnuiChoice TM)                             10,448      (305,863)     165,886      (10,822)     (140,351)
  Touchstone Money Market (GrandMaster flex3 TM)                      511,524      (703,462)   1,292,867         (267)    1,100,662
  Touchstone Money Market (IQ Annuity TM)                           1,415,602    (1,267,796)  (1,956,442)      (4,119)   (1,812,755)
  Touchstone Money Market (Pinnacleplus TM)                           203,370       (73,660)     540,685         (362)      670,033
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                           149,859      (552,098)     761,095       (1,076)      357,780
  MFS Capital Opportunities (AnnuiChoice TM)                               --        (3,144)          (1)        (367)       (3,512)
  MFS Capital Opportunities (GrandMaster flex3 TM)                         --       (44,725)     (40,514)         (23)      (85,262)
  MFS Capital Opportunities (Grandmaster TM)                              720       (17,559)          20          (28)      (16,847)
  MFS Capital Opportunities (IQ Annuity TM)                             5,000       (22,310)     (12,350)        (126)      (29,786)
  MFS Capital Opportunities (Pinnacleplus TM)                             450        (1,691)          --          (33)       (1,274)
  MFS Emerging Growth (AnnuiChoice TM)                                     --        (5,550)      32,711         (268)       26,893
  MFS Emerging Growth (GrandMaster flex3 TM)                              440        (6,369)     (21,875)         (22)      (27,826)
  MFS Emerging Growth (Grandmaster TM)                                     --       (17,636)     (25,725)         (19)      (43,380)
  MFS Emerging Growth (IQ Annuity TM)                                   9,209       (51,314)      (7,768)        (224)      (50,097)
  MFS Emerging Growth (Pinnacleplus TM)                                29,745          (382)         572          (82)       29,853
  MFS Investors Growth Stock (AnnuiChoice TM)                              --        (3,040)      63,780         (503)       60,237
  MFS Investors Growth Stock (GrandMaster flex3 TM)                       328        (1,109)     112,600         (142)      111,677
  MFS Investors Growth Stock (Grandmaster TM)                              --       (26,734)      30,876          (23)        4,119
  MFS Investors Growth Stock (IQ Annuity TM)                            4,634       (17,778)      (3,896)         (84)      (17,124)
  MFS Investors Growth Stock (Pinnacleplus TM)                            450        (1,709)      15,954          (63)       14,632
  MFS Mid Cap Growth (AnnuiChoice TM)                                      --       (10,788)       1,623         (551)       (9,716)
  MFS Mid Cap Growth (GrandMaster flex3 TM)                                --          (528)       6,440         (175)        5,737
  MFS Mid Cap Growth (Grandmaster TM)                                      --       (19,001)     (10,166)         (50)      (29,217)
  MFS Mid Cap Growth (IQ Annuity TM)                                       --       (33,828)       2,825          (60)      (31,063)
  MFS Mid Cap Growth (Pinnacleplus TM)                                     --        (9,343)      35,006         (139)       25,524
  MFS Mid Cap Growth (AnnuiChoice II TM)(September 01)*                 1,296            --          333           --         1,629
  MFS New Discovery (AnnuiChoice TM)                                       --        (1,130)     (22,097)        (255)      (23,482)
  MFS New Discovery (GrandMaster flex3 TM)                                 --            --       18,882          (20)       18,862
  MFS New Discovery (Grandmaster TM)                                       --       (44,429)      (4,513)         (16)      (48,958)
  MFS New Discovery (IQ Annuity TM)                                        --       (18,947)         119           (4)      (18,832)
  MFS New Discovery (Pinnacleplus TM)                                  45,281          (223)     (42,663)         (23)        2,372
  MFS Total Return (AnnuiChoice TM)                                        --       (10,693)    (162,671)      (1,220)     (174,584)
  MFS Total Return (GrandMaster flex3 TM)                              33,818       (49,462)      28,307         (182)       12,481
  MFS Total Return (Grandmaster TM)                                     2,616      (184,468)    (727,919)        (223)     (909,994)
  MFS Total Return (IQ Annuity TM)                                     31,284      (233,168)    (259,044)        (901)     (461,829)
  MFS Total Return (Pinnacleplus TM)                                   45,790       (61,510)     178,708         (588)      162,400
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                          28,259      (111,211)     (51,609)      (1,038)     (135,599)
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                    39,575        (2,191)     (69,616)         (58)      (32,290)
  Fidelity VIP Asset Manager (IQ3)                                      8,473       (65,562)     (43,374)        (282)     (100,745)
  Fidelity VIP Asset Manager (Pinnacleplus TM)                             --        (3,373)      26,265          (40)       22,852
  Fidelity VIP Balanced (AnnuiChoice TM)                               49,657       (29,038)      12,460       (1,103)       31,976
  Fidelity VIP Balanced (GrandMaster flex3 TM)                         78,377        (6,423)     (34,565)         (94)       37,295

                                                                  Increase
                                                                 (decrease)    Net assets,  Net assets,
                                                                     in         beginning     end of
                           Division                              net assets      of year       year
-------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS:(CONTINUED)
  Fidelity VIP Overseas (Grandmaster TM)                        $    (722,603) $ 5,883,855  $ 5,161,252
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice TM)(July 31)*                 20,007           --       20,007
  Touchstone Aggressive ETF (AnnuiChoice II TM)(September 01)*        306,547           --      306,547
  Touchstone Enhanced ETF (AnnuiChoice TM)(July 31)*                   55,473           --       55,473
  Touchstone Enhanced ETF (AnnuiChoice II TM)(September 01)*           11,349           --       11,349
  Touchstone Moderate ETF  (AnnuiChoice TM)(July 31)*                 178,382           --      178,382
  Touchstone Moderate ETF  (AnnuiChoice II TM)(September 01)*          24,755           --       24,755
  Touchstone Money Market (AnnuiChoice TM)                            (66,532)   2,021,633    1,955,101
  Touchstone Money Market (GrandMaster flex3 TM)                    1,152,884      750,247    1,903,131
  Touchstone Money Market (IQ Annuity TM)                          (1,702,994)   4,114,160    2,411,166
  Touchstone Money Market (Pinnacleplus TM)                           706,052      905,255    1,611,307
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                           852,747    4,645,805    5,498,552
  MFS Capital Opportunities (AnnuiChoice TM)                            7,921       95,097      103,018
  MFS Capital Opportunities (GrandMaster flex3 TM)                    (76,196)     123,842       47,646
  MFS Capital Opportunities (Grandmaster TM)                          (12,648)      47,689       35,041
  MFS Capital Opportunities (IQ Annuity TM)                             1,268      276,158      277,426
  MFS Capital Opportunities (Pinnacleplus TM)                           8,537       84,548       93,085
  MFS Emerging Growth (AnnuiChoice TM)                                 28,725       18,097       46,822
  MFS Emerging Growth (GrandMaster flex3 TM)                          (23,753)      98,283       74,530
  MFS Emerging Growth (Grandmaster TM)                                (41,358)      75,222       33,864
  MFS Emerging Growth (IQ Annuity TM)                                 (37,551)     308,536      270,985
  MFS Emerging Growth (Pinnacleplus TM)                                31,519       42,011       73,530
  MFS Investors Growth Stock (AnnuiChoice TM)                          67,209       71,979      139,188
  MFS Investors Growth Stock (GrandMaster flex3 TM)                   117,273       36,105      153,378
  MFS Investors Growth Stock (Grandmaster TM)                           5,386       20,660       26,046
  MFS Investors Growth Stock (IQ Annuity TM)                          (10,570)      48,497       37,927
  MFS Investors Growth Stock (Pinnacleplus TM)                         19,987       87,173      107,160
  MFS Mid Cap Growth (AnnuiChoice TM)                                 (10,255)     135,200      124,945
  MFS Mid Cap Growth (GrandMaster flex3 TM)                             5,852      110,982      116,834
  MFS Mid Cap Growth (Grandmaster TM)                                 (29,326)      83,879       54,553
  MFS Mid Cap Growth (IQ Annuity TM)                                  (31,282)     170,746      139,464
  MFS Mid Cap Growth (Pinnacleplus TM)                                 27,289      132,758      160,047
  MFS Mid Cap Growth (AnnuiChoice II TM)(September 01)*                 1,735           --        1,735
  MFS New Discovery (AnnuiChoice TM)                                  (15,727)      87,719       71,992
  MFS New Discovery (GrandMaster flex3 TM)                             24,193       35,294       59,487
  MFS New Discovery (Grandmaster TM)                                  (40,164)     107,725       67,561
  MFS New Discovery (IQ Annuity TM)                                    (9,657)      83,240       73,583
  MFS New Discovery (Pinnacleplus TM)                                   4,091       12,022       16,113
  MFS Total Return (AnnuiChoice TM)                                  (130,229)     547,322      417,093
  MFS Total Return (GrandMaster flex3 TM)                              38,075      241,407      279,482
  MFS Total Return (Grandmaster TM)                                  (768,259)   1,985,979    1,217,720
  MFS Total Return (IQ Annuity TM)                                   (386,322)   1,134,343      748,021
  MFS Total Return (Pinnacleplus TM)                                  273,209    1,022,897    1,296,106
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                        (123,194)     368,577      245,383
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                   (17,920)     251,951      234,031
  Fidelity VIP Asset Manager (IQ3)                                    (75,542)     518,964      443,422
  Fidelity VIP Asset Manager (Pinnacleplus TM)                         27,596       77,840      105,436
  Fidelity VIP Balanced (AnnuiChoice TM)                               63,710      273,214      336,924
  Fidelity VIP Balanced (GrandMaster flex3 TM)                         75,692      317,795      393,487

                                                                             UNIT TRANSACTIONS
                                                                --------------------------------------------
                                                                                                   Increase
                                                                  Units     Units       Units     (decrease)
                           Division                             purchased  redeemed  transferred   in units
------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS:(CONTINUED)
  Fidelity VIP Overseas (Grandmaster TM)                              670   (39,615)      (8,174)    (47,119)
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice TM)(July 31)*              1,463       (12)         381       1,832
  Touchstone Aggressive ETF (AnnuiChoice II TM)(September 01)*     23,574        (4)       5,022      28,592
  Touchstone Enhanced ETF (AnnuiChoice TM)(July 31)*                  769        --        4,253       5,022
  Touchstone Enhanced ETF (AnnuiChoice II TM)(September 01)*          297        --          749       1,046
  Touchstone Moderate ETF  (AnnuiChoice TM)(July 31)*               9,944       (65)       6,725      16,604
  Touchstone Moderate ETF  (AnnuiChoice II TM)(September 01)*       2,116        --          225       2,341
  Touchstone Money Market (AnnuiChoice TM)                          1,308   (30,837)      16,272     (13,257)
  Touchstone Money Market (GrandMaster flex3 TM)                   50,486   (69,025)     127,804     109,265
  Touchstone Money Market (IQ Annuity TM)                         139,298  (125,297)    (190,587)   (176,586)
  Touchstone Money Market (Pinnacleplus TM)                        20,056    (7,256)      53,193      65,993
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                         5,006   (18,321)      24,065      10,750
  MFS Capital Opportunities (AnnuiChoice TM)                           --      (373)          --        (373)
  MFS Capital Opportunities (GrandMaster flex3 TM)                     --    (3,717)      (3,404)     (7,121)
  MFS Capital Opportunities (Grandmaster TM)                           91    (2,230)           3      (2,136)
  MFS Capital Opportunities (IQ Annuity TM)                           672    (2,834)      (1,648)     (3,810)
  MFS Capital Opportunities (Pinnacleplus TM)                          37      (134)          --         (97)
  MFS Emerging Growth (AnnuiChoice TM)                                 --      (558)       3,087       2,529
  MFS Emerging Growth (GrandMaster flex3 TM)                           34      (495)      (1,792)     (2,253)
  MFS Emerging Growth (Grandmaster TM)                                 --    (1,872)      (2,534)     (4,406)
  MFS Emerging Growth (IQ Annuity TM)                               1,421    (7,350)      (1,799)     (7,728)
  MFS Emerging Growth (Pinnacleplus TM)                             2,240       (38)         (23)      2,179
  MFS Investors Growth Stock (AnnuiChoice TM)                          --      (357)       6,401       6,044
  MFS Investors Growth Stock (GrandMaster flex3 TM)                    31      (112)       9,934       9,853
  MFS Investors Growth Stock (Grandmaster TM)                          --    (2,817)       3,236         419
  MFS Investors Growth Stock (IQ Annuity TM)                          739    (2,566)          --      (1,827)
  MFS Investors Growth Stock (Pinnacleplus TM)                         39      (151)       1,375       1,263
  MFS Mid Cap Growth (AnnuiChoice TM)                                  --    (1,245)        (112)     (1,357)
  MFS Mid Cap Growth (GrandMaster flex3 TM)                            --       (56)         469         413
  MFS Mid Cap Growth (Grandmaster TM)                                  --    (2,836)      (1,458)     (4,294)
  MFS Mid Cap Growth (IQ Annuity TM)                                   --    (5,479)         440      (5,039)
  MFS Mid Cap Growth (Pinnacleplus TM)                                 --      (741)       2,866       2,125
  MFS Mid Cap Growth (AnnuiChoice II TM)(September 01)*               128        --           31         159
  MFS New Discovery (AnnuiChoice TM)                                   --      (132)      (2,147)     (2,279)
  MFS New Discovery (GrandMaster flex3 TM)                             --        (2)       1,582       1,580
  MFS New Discovery (Grandmaster TM)                                   --    (4,641)        (403)     (5,044)
  MFS New Discovery (IQ Annuity TM)                                    --    (2,066)          12      (2,054)
  MFS New Discovery (Pinnacleplus TM)                               3,494       (20)      (3,266)        208
  MFS Total Return (AnnuiChoice TM)                                    --      (953)     (13,144)    (14,097)
  MFS Total Return (GrandMaster flex3 TM)                           2,856    (4,111)       2,336       1,081
  MFS Total Return (Grandmaster TM)                                   217   (15,259)     (60,610)    (75,652)
  MFS Total Return (IQ Annuity TM)                                  2,724   (19,750)     (21,820)    (38,846)
  MFS Total Return (Pinnacleplus TM)                                3,771    (5,037)      14,718      13,452
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                       2,404    (9,857)      (4,577)    (12,030)
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                 3,769      (210)      (6,402)     (2,843)
  Fidelity VIP Asset Manager (IQ3)                                    792    (6,009)      (3,914)     (9,131)
  Fidelity VIP Asset Manager (Pinnacleplus TM)                         --      (302)       2,316       2,014
  Fidelity VIP Balanced (AnnuiChoice TM)                            4,222    (2,497)       1,043       2,768
  Fidelity VIP Balanced (GrandMaster flex3 TM)                      6,483      (519)      (2,580)      3,384

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                -------------------------------------------------------------

                                                                                               Change in net
                                                                                                 unrealized     Net increase
                                                                                Net realized    appreciation   (decrease) in
                                                                     Net       gain (loss) on  (depreciation)    net assets
                                                                 investment       sale of        during the    resulting from
                           Division                             income (loss)   investments        period        operations
-----------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Balanced (IQ3 TM)                                $       2,572  $       57,605  $      (16,891) $       43,286
  Fidelity VIP Balanced (Pinnacleplus TM)                                (556)         11,288          17,059          27,791
  Fidelity VIP Contrafund (AnnuiChoice TM)                              1,604         452,898        (230,073)        224,429
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                       (9,306)        276,135         (84,443)        182,386
  Fidelity VIP Contrafund (IQ3)                                       (13,678)        673,684        (385,660)        274,346
  Fidelity VIP Contrafund (Pinnacleplus TM)                           (12,409)        290,939         (70,692)        207,838
  Fidelity VIP Contrafund (AnnuiChoice II TM)(September 01)*              316           4,897          (4,003)          1,210
  Fidelity VIP Contrafund Standard (IQ Advisor TM)                         25             486              78             589
  Fidelity VIP Contrafund (IQ Advisor Enhanced TM)                        (38)           (188)             --            (226)
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)             (338)          2,306          (2,666)           (698)
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                                (765)          2,639           5,892           7,766
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)           (7,297)         38,837         (44,752)        (13,212)
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)            (2,489)         64,618         (27,602)         34,527
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)          (1,765)         15,971             933          15,139
  Fidelity VIP Equity-Income (AnnuiChoice TM)                          33,127         195,324         (58,020)        170,431
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                    12,366          58,698           7,407          78,471
  Fidelity VIP Equity-Income (IQ3 TM)                                  27,445         138,592         (11,971)        154,066
  Fidelity VIP Equity-Income (Pinnacleplus TM)                         40,646         187,636          49,883         278,165
  Fidelity VIP Growth & Income (AnnuiChoice TM)                          (599)         16,004           8,403          23,808
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                  (1,804)          5,467          17,931          21,594
  Fidelity VIP Growth & Income (IQ3 TM)                                (1,471)         29,554          (5,337)         22,746
  Fidelity VIP Growth & Income (Pinnacleplus TM)                       (1,306)          6,431           9,912          15,037
  Fidelity VIP Growth (AnnuiChoice TM)                                 (1,924)         18,740         (11,317)          5,499
  Fidelity VIP Growth (GrandMaster flex3 TM)                           (2,289)          4,598           6,587           8,896
  Fidelity VIP Growth (IQ3 TM)                                         (5,158)         20,755           1,712          17,309
  Fidelity VIP Growth (Pinnacleplus TM)                                (3,672)          2,505          13,587          12,420
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                     (252)          2,003              13           1,764
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)               (578)            671           2,181           2,274
  Fidelity VIP Growth Opportunities (IQ3 TM)                                2           1,485            (174)          1,313
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                    (879)            185           3,163           2,469
  Fidelity VIP High Income (AnnuiChoice TM)                            20,657          (1,181)         11,450          30,926
  Fidelity VIP High Income (GrandMaster flex3 TM)                     146,262         (75,808)        112,891         183,345
  Fidelity VIP High Income (IQ3 TM)                                   230,438         (39,009)         83,109         274,538
  Fidelity VIP High Income (Pinnacleplus TM)                           16,206            (441)          8,082          23,847
  Fidelity VIP Index 500 (AnnuiChoice TM)                               3,008          24,898          30,386          58,292
  Fidelity VIP Index 500 (IQ3 TM)                                       1,287          27,177          49,733          78,197
  Fidelity VIP Index 500 (Pinnacleplus TM)                               (173)          1,953           9,751          11,531
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                  27,743         (13,469)         15,321          29,595
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)             6,787          (1,536)          6,470          11,721
  Fidelity VIP Investment Grade Bond (IQ3 TM)                          32,902         (44,669)         41,141          29,374
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                  5,834            (685)          2,565           7,714
  Fidelity VIP Investment Grade Bond (AnnuiChoice II TM)
   (September 01)*                                                        (18)             --             (33)            (51)
  Fidelity VIP Mid Cap (AnnuiChoice TM)                                 2,525         163,828         (64,078)        102,275
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                          (4,727)        180,069         (61,015)        114,327
  Fidelity VIP Mid Cap (IQ Annuity TM)                                 (4,356)        378,215        (187,823)        186,036
  Fidelity VIP Mid Cap (Pinnacleplus TM)                               (7,429)        205,867         (42,865)        155,573
  Fidelity VIP Mid Cap (AnnuiChoice II TM)(September01)*                   (6)             --              (6)            (12)
  Fidelity VIP Mid Cap (Grandmaster TM)                                  (139)              4             785             650
  Fidelity VIP Overseas (AnnuiChoice TM)                                1,752          76,018         (25,639)         52,131
  Fidelity VIP Overseas (GrandMaster flex3 TM)                         (1,207)         12,675          32,040          43,508
  Fidelity VIP Overseas (IQ3 TM)                                       (1,906)          4,506          38,030          40,630
  Fidelity VIP Overseas (Pinnacleplus TM)                              (3,493)         22,967          41,720          61,194

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Balanced (IQ3 TM)                                $       1,600  $    (84,432) $   (97,658) $      (281) $   (180,771)
  Fidelity VIP Balanced (Pinnacleplus TM)                              44,149       (14,598)      48,249         (127)       77,673
  Fidelity VIP Contrafund (AnnuiChoice TM)                            774,467      (261,557)     110,199       (6,538)      616,571
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                      187,595      (281,654)     361,682       (1,011)      266,612
  Fidelity VIP Contrafund (IQ3)                                       300,920      (316,097)     (32,654)      (1,246)      (49,077)
  Fidelity VIP Contrafund (Pinnacleplus TM)                           215,982       (95,779)     543,778       (1,456)      662,525
  Fidelity VIP Contrafund (AnnuiChoice II TM)(September 01)*           66,695            --          599           --        67,294
  Fidelity VIP Contrafund Standard (IQ Advisor TM)                         --            --            1           --             1
  Fidelity VIP Contrafund (IQ Advisor Enhanced TM)                     13,399        (6,604)      (6,569)          --           226
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)            1,866          (548)      89,758         (215)       90,861
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                              13,047          (275)      28,100           (8)       40,864
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)           30,697       (59,622)   1,161,132         (237)    1,131,970
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)                --       (23,628)     (43,365)         (74)      (67,067)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)          28,889        (1,093)      55,954         (211)       83,539
  Fidelity VIP Equity-Income (AnnuiChoice TM)                          44,437      (160,624)      15,494       (3,519)     (104,212)
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                     9,603       (26,267)       1,908         (149)      (14,905)
  Fidelity VIP Equity-Income (IQ3 TM)                                  21,063      (102,252)     (62,441)      (1,069)     (144,699)
  Fidelity VIP Equity-Income (Pinnacleplus TM)                         95,673       (71,351)     296,609       (1,164)      319,767
  Fidelity VIP Growth & Income (AnnuiChoice TM)                        17,866       (25,221)     (33,722)        (693)      (41,770)
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                      --        (2,438)      28,516          (26)       26,052
  Fidelity VIP Growth & Income (IQ3 TM)                                   975       (74,619)     (33,369)        (187)     (107,200)
  Fidelity VIP Growth & Income (Pinnacleplus TM)                           --        (1,101)     (11,666)        (106)      (12,873)
  Fidelity VIP Growth (AnnuiChoice TM)                                 55,539       (82,483)     (82,559)        (794)     (110,297)
  Fidelity VIP Growth (GrandMaster flex3 TM)                               --       (46,581)      43,632          (58)       (3,007)
  Fidelity VIP Growth (IQ3 TM)                                          6,677       (97,669)        (601)        (335)      (91,928)
  Fidelity VIP Growth (Pinnacleplus TM)                                23,136        (9,343)      71,634         (271)       85,156
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                       --        (6,147)          (2)        (155)       (6,304)
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)                 --        (2,636)      71,071          (44)       68,391
  Fidelity VIP Growth Opportunities (IQ3 TM)                               --        (1,603)      52,155          (15)       50,537
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                      --          (469)          --         (107)         (576)
  Fidelity VIP High Income (AnnuiChoice TM)                             3,677       (19,755)      19,213         (802)        2,333
  Fidelity VIP High Income (GrandMaster flex3 TM)                          --      (242,490)    (177,189)        (267)     (419,946)
  Fidelity VIP High Income (IQ3 TM)                                   155,441      (484,733)   1,148,098         (837)      817,969
  Fidelity VIP High Income (Pinnacleplus TM)                              294       (16,965)       9,717         (109)       (7,063)
  Fidelity VIP Index 500 (AnnuiChoice TM)                                  --       (26,330)     (87,220)      (2,256)     (115,806)
  Fidelity VIP Index 500 (IQ3 TM)                                          --       (94,299)     (35,343)        (456)     (130,098)
  Fidelity VIP Index 500 (Pinnacleplus TM)                                 --        (2,142)     (15,373)         (46)      (17,561)
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                   3,123       (13,389)    (115,382)      (3,529)     (129,177)
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)            81,346        (2,534)     (33,498)         (42)       45,272
  Fidelity VIP Investment Grade Bond (IQ3 TM)                         129,185      (355,125)       7,776       (1,593)     (219,757)
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                 25,640       (13,257)       6,925         (239)       19,069
  Fidelity VIP Investment Grade Bond (AnnuiChoice II TM)
   (September 01)*                                                         --            --       16,802           --        16,802
  Fidelity VIP Mid Cap (AnnuiChoice TM)                                55,149       (42,724)         880       (3,587)        9,718
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                          39,123       (35,762)     219,769         (433)      222,697
  Fidelity VIP Mid Cap (IQ Annuity TM)                                 68,141      (211,218)     133,640       (1,048)      (10,485)
  Fidelity VIP Mid Cap (Pinnacleplus TM)                              111,054       (65,808)     103,106       (1,782)      146,570
  Fidelity VIP Mid Cap (AnnuiChoice II TM)(September01)*                   --            --        5,601           --         5,601
  Fidelity VIP Mid Cap (Grandmaster TM)                                    --            --       12,349           --        12,349
  Fidelity VIP Overseas (AnnuiChoice TM)                               10,187       (87,192)     (10,505)      (1,409)      (88,919)
  Fidelity VIP Overseas (GrandMaster flex3 TM)                          6,703       (10,175)     153,463         (107)      149,884
  Fidelity VIP Overseas (IQ3 TM)                                       48,269       (28,482)     139,380         (133)      159,034
  Fidelity VIP Overseas (Pinnacleplus TM)                             176,935       (13,700)     191,281         (387)      354,129

                                                                  Increase
                                                                 (decrease)    Net assets,  Net assets,
                                                                     in         beginning     end of
                           Division                              net assets      of year       year
-------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Balanced (IQ3 TM)                                $    (137,485) $   539,932  $   402,447
  Fidelity VIP Balanced (Pinnacleplus TM)                             105,464      255,387      360,851
  Fidelity VIP Contrafund (AnnuiChoice TM)                            841,000    1,736,975    2,577,975
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                      448,998    1,748,644    2,197,642
  Fidelity VIP Contrafund (IQ3)                                       225,269    2,691,873    2,917,142
  Fidelity VIP Contrafund (Pinnacleplus TM)                           870,363    1,842,753    2,713,116
  Fidelity VIP Contrafund (AnnuiChoice II TM)(September 01)*           68,504           --       68,504
  Fidelity VIP Contrafund Standard (IQ Advisor TM)                        590        5,474        6,064
  Fidelity VIP Contrafund (IQ Advisor Enhanced TM)                         --           --           --
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)           90,163           --       90,163
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                              48,630       36,717       85,347
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)        1,118,758       39,099    1,157,857
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)           (32,540)     126,555       94,015
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)          98,678       72,520      171,198
  Fidelity VIP Equity-Income (AnnuiChoice TM)                          66,219    1,009,838    1,076,057
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                    63,566      435,674      499,240
  Fidelity VIP Equity-Income (IQ3 TM)                                   9,367      959,587      968,954
  Fidelity VIP Equity-Income (Pinnacleplus TM)                        597,932    1,350,417    1,948,349
  Fidelity VIP Growth & Income (AnnuiChoice TM)                       (17,962)     226,914      208,952
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                  47,646      171,498      219,144
  Fidelity VIP Growth & Income (IQ3 TM)                               (84,454)     272,377      187,923
  Fidelity VIP Growth & Income (Pinnacleplus TM)                        2,164      145,059      147,223
  Fidelity VIP Growth (AnnuiChoice TM)                               (104,798)     303,356      198,558
  Fidelity VIP Growth (GrandMaster flex3 TM)                            5,889      163,617      169,506
  Fidelity VIP Growth (IQ3 TM)                                        (74,619)     435,983      361,364
  Fidelity VIP Growth (Pinnacleplus TM)                                97,576      212,070      309,646
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                   (4,540)      52,365       47,825
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)             70,665       40,101      110,766
  Fidelity VIP Growth Opportunities (IQ3 TM)                           51,850        7,713       59,563
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                   1,893       73,692       75,585
  Fidelity VIP High Income (AnnuiChoice TM)                            33,259      290,744      324,003
  Fidelity VIP High Income (GrandMaster flex3 TM)                    (236,601)   2,588,400    2,351,799
  Fidelity VIP High Income (IQ3 TM)                                 1,092,507    2,568,853    3,661,360
  Fidelity VIP High Income (Pinnacleplus TM)                           16,784      263,762      280,546
  Fidelity VIP Index 500 (AnnuiChoice TM)                             (57,514)     489,337      431,823
  Fidelity VIP Index 500 (IQ3 TM)                                     (51,901)     651,218      599,317
  Fidelity VIP Index 500 (Pinnacleplus TM)                             (6,030)      99,820       93,790
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                 (99,582)   1,055,005      955,423
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)            56,993      358,548      415,541
  Fidelity VIP Investment Grade Bond (IQ3 TM)                        (190,383)   1,410,955    1,220,572
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                 26,783      284,829      311,612
  Fidelity VIP Investment Grade Bond (AnnuiChoice II TM)
   (September 01)*                                                     16,751           --       16,751
  Fidelity VIP Mid Cap (AnnuiChoice TM)                               111,993      944,145    1,056,138
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                         337,024    1,099,935    1,436,959
  Fidelity VIP Mid Cap (IQ Annuity TM)                                175,551    1,750,186    1,925,737
  Fidelity VIP Mid Cap (Pinnacleplus TM)                              302,143    1,414,108    1,716,251
  Fidelity VIP Mid Cap (AnnuiChoice II TM)(September01)*                5,589           --        5,589
  Fidelity VIP Mid Cap (Grandmaster TM)                                12,999           --       12,999
  Fidelity VIP Overseas (AnnuiChoice TM)                              (36,788)     334,514      297,726
  Fidelity VIP Overseas (GrandMaster flex3 TM)                        193,392      175,187      368,579
  Fidelity VIP Overseas (IQ3 TM)                                      199,664      148,665      348,329
  Fidelity VIP Overseas (Pinnacleplus TM)                             415,323      170,089      585,412

                                                                             UNIT TRANSACTIONS
                                                                --------------------------------------------
                                                                                                   Increase
                                                                  Units     Units       Units     (decrease)
                           Division                             purchased  redeemed  transferred   in units
------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Balanced (IQ3 TM)                                      144    (7,593)      (8,850)    (16,299)
  Fidelity VIP Balanced (Pinnacleplus TM)                           3,741    (1,252)       4,110       6,599
  Fidelity VIP Contrafund (AnnuiChoice TM)                         50,558   (17,476)       7,147      40,229
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                   12,666   (18,708)      23,491      17,449
  Fidelity VIP Contrafund (IQ3)                                    22,001   (23,496)      (1,206)     (2,701)
  Fidelity VIP Contrafund (Pinnacleplus TM)                        14,105    (6,273)      35,433      43,265
  Fidelity VIP Contrafund (AnnuiChoice II TM)(September 01)*        6,334        --           56       6,390
  Fidelity VIP Contrafund Standard (IQ Advisor TM)                     --        --           --          --
  Fidelity VIP Contrafund (IQ Advisor Enhanced TM)                    979      (495)        (484)         --
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)          137       (53)       5,789       5,873
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                             983       (21)       2,157       3,119
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)        2,305    (4,613)      80,489      78,181
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)            --    (1,368)      (1,215)     (2,583)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)       2,068       (99)       4,404       6,373
  Fidelity VIP Equity-Income (AnnuiChoice TM)                       3,322   (12,887)         966      (8,599)
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                   720    (2,001)         256      (1,025)
  Fidelity VIP Equity-Income (IQ3 TM)                               1,797    (8,665)      (5,636)    (12,504)
  Fidelity VIP Equity-Income (Pinnacleplus TM)                      7,072    (5,137)      21,447      23,382
  Fidelity VIP Growth & Income (AnnuiChoice TM)                     1,484    (2,132)      (2,847)     (3,495)
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                  --      (192)       2,281       2,089
  Fidelity VIP Growth & Income (IQ3 TM)                                97    (7,206)      (3,235)    (10,344)
  Fidelity VIP Growth & Income (Pinnacleplus TM)                       --      (100)        (970)     (1,070)
  Fidelity VIP Growth (AnnuiChoice TM)                              5,649    (8,754)      (8,813)    (11,918)
  Fidelity VIP Growth (GrandMaster flex3 TM)                           --    (3,967)       3,785        (182)
  Fidelity VIP Growth (IQ3 TM)                                        870   (13,115)         (40)    (12,285)
  Fidelity VIP Growth (Pinnacleplus TM)                             2,017      (786)       5,963       7,194
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                   --      (567)          --        (567)
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)             --      (202)       5,575       5,373
  Fidelity VIP Growth Opportunities (IQ3 TM)                           --      (148)       5,026       4,878
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                  --       (46)          --         (46)
  Fidelity VIP High Income (AnnuiChoice TM)                           269    (1,453)       1,482         298
  Fidelity VIP High Income (GrandMaster flex3 TM)                      --   (19,013)     (16,079)    (35,092)
  Fidelity VIP High Income (IQ3 TM)                                13,412   (42,014)      98,616      70,014
  Fidelity VIP High Income (Pinnacleplus TM)                           25    (1,435)         822        (588)
  Fidelity VIP Index 500 (AnnuiChoice TM)                              --    (2,559)      (8,124)    (10,683)
  Fidelity VIP Index 500 (IQ3 TM)                                      --    (9,586)      (3,677)    (13,263)
  Fidelity VIP Index 500 (Pinnacleplus TM)                             --      (170)      (1,224)     (1,394)
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                 255    (1,394)      (9,483)    (10,622)
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)         7,932      (248)      (3,166)      4,518
  Fidelity VIP Investment Grade Bond (IQ3 TM)                      10,907   (29,738)         429     (18,402)
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)              2,513    (1,304)         685       1,894
  Fidelity VIP Investment Grade Bond (AnnuiChoice II TM)
   (September 01)*                                                     --        --        1,649       1,649
  Fidelity VIP Mid Cap (AnnuiChoice TM)                             2,817    (2,345)        (203)        269
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                       2,089    (1,922)      11,301      11,468
  Fidelity VIP Mid Cap (IQ Annuity TM)                              3,657   (11,594)       7,256        (681)
  Fidelity VIP Mid Cap (Pinnacleplus TM)                            6,065    (3,680)       5,603       7,988
  Fidelity VIP Mid Cap (AnnuiChoice II TM)(September01)*               --        --          533         533
  Fidelity VIP Mid Cap (Grandmaster TM)                                --        --          822         822
  Fidelity VIP Overseas (AnnuiChoice TM)                              674    (6,064)        (245)     (5,635)
  Fidelity VIP Overseas (GrandMaster flex3 TM)                        510      (768)      11,296      11,038
  Fidelity VIP Overseas (IQ3 TM)                                    4,134    (2,458)      11,977      13,653
  Fidelity VIP Overseas (Pinnacleplus TM)                          10,273      (821)      11,544      20,996

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                -------------------------------------------------------------

                                                                                               Change in net
                                                                                                 unrealized     Net increase
                                                                                Net realized    appreciation   (decrease) in
                                                                     Net       gain (loss) on  (depreciation)    net assets
                                                                 investment       sale of        during the    resulting from
                           Division                             income (loss)   investments        period        operations
-----------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Overseas (AnnuiChoice II TM)(September 01)*      $         (15) $           --  $          531  $          516
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)                18,769           1,701            (154)         20,316
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)           6,238             430           1,377           8,045
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                         3,309            (258)          1,850           4,901
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                      2,920         154,630          51,291         208,841
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)               (1,225)         71,644         167,355         237,774
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                               (192)         31,888          28,543          60,239
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II TM)
   (September01)*                                                        (190)          1,182           5,288           6,280
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                            (344)          1,796           2,149           3,601
  Putnam VT Discovery Growth (Grandmaster TM)                            (106)          1,935            (742)          1,087
  Putnam VT Discovery Growth (IQ Annuity TM)                           (1,110)          1,596           6,419           6,905
  Putnam VT Growth and Income (AnnuiChoice TM)                          1,275          11,215          22,545          35,035
  Putnam VT Growth and Income (GrandMaster flex3 TM)                      (57)          1,906           6,921           8,770
  Putnam VT Growth and Income (Grandmaster TM)                            493          16,712          17,102          34,307
  Putnam VT Growth and Income (IQ Annuity TM)                             517          43,999          12,192          56,708
  Putnam VT Growth and Income (Pinnacleplus TM)                          (141)            600           3,431           3,890
  Putnam VT International Equity (AnnuiChoice TM)                        (401)          4,681          18,788          23,068
  Putnam VT International Equity (GrandMaster flex3 TM)                (1,483)         12,355          26,306          37,178
  Putnam VT International Equity (Grandmaster TM)                      (1,302)         19,657          24,025          42,380
  Putnam VT International Equity (IQ Annuity TM)                       (1,906)         31,431          21,656          51,181
  Putnam VT International Equity (Pinnacleplus TM)                     (2,049)         15,455          29,235          42,641
  Putnam VT Small Cap Value (AnnuiChoice TM)                            4,343          43,720           4,479          52,542
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                      3,952          56,470           9,024          69,446
  Putnam VT Small Cap Value (Grandmaster TM)                           27,945         687,762        (390,617)        325,090
  Putnam VT Small Cap Value (IQ Annuity TM)                             7,015         202,990        (103,334)        106,671
  Putnam VT Small Cap Value (Pinnacleplus TM)                           1,331          43,038          11,654          56,023
  Putnam VT Small Cap Value (AnnuiChoice II TM)(September 01)*             (6)             --              82              76
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                                  53             236             408             697
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)           1,564           5,992           6,606          14,162
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)               23              88             119             230
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)           (124)            195           2,072           2,143
  Putnam VT Voyager (GrandMaster flex3 TM)                                (60)         (2,978)             --          (3,038)
  Putnam VT Voyager (Grandmaster TM)                                     (204)             46             832             674
  Putnam VT Voyager (IQ Annuity TM)                                      (432)         (3,891)         (1,958)         (6,281)
  Putnam VT Voyager (Pinnacleplus TM)                                    (510)         (1,073)          1,900             317
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (AnnuiChoice TM)                1,309           7,541           6,393          15,243
  Franklin Growth and Income Securities (GrandMaster flex3 TM)          1,261           8,069          11,783          21,113
  Franklin Growth and Income Securities (Grandmaster TM)                5,083          49,550           1,114          55,747
  Franklin Growth and Income Securities (IQ Annuity TM)                 5,067          36,932          19,917          61,916
  Franklin Growth and Income Securities (Pinnacleplus TM)               4,288          22,948          36,292          63,528
  Franklin Income Securities (AnnuiChoice TM)                          13,648          23,565          42,573          79,786
  Franklin Income Securities (GrandMaster flex3 TM)                    43,686          45,281         247,091         336,058
  Franklin Income Securities (Grandmaster TM)                          52,107          71,928         180,286         304,321
  Franklin Income Securities (IQ Annuity TM)                           21,227          29,819         137,332         188,378
  Franklin Income Securities (Pinnacleplus TM)                         37,558          27,810         214,495         279,863
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                  (298)          4,529           3,179           7,410
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)          (2,458)         13,484          14,491          25,517
  Franklin Large Cap Growth Securities (Grandmaster TM)                  (792)          2,558          11,206          12,972
  Franklin Large Cap Growth Securities (IQ Annuity TM)                 (1,903)         10,243          17,443          25,783

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Overseas (AnnuiChoice II TM)(September 01)*      $          --  $         --  $    14,002  $        --  $     14,002
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)                    --            --           (4)        (577)         (581)
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)             722        (8,366)       4,817          (32)       (2,859)
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                         1,245        (1,481)      62,244          (52)       61,956
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                    366,260       (28,998)     188,835       (1,208)      524,889
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)               95,467       (24,333)     156,375         (307)      227,202
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                              9,103       (35,536)      68,320         (303)       41,584
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II TM)
   (September01)*                                                     174,945            --      (60,966)          --       113,979
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                              --        (7,947)         (21)        (132)       (8,100)
  Putnam VT Discovery Growth (Grandmaster TM)                             720        (1,338)      (7,938)          (7)       (8,563)
  Putnam VT Discovery Growth (IQ Annuity TM)                               --        (3,009)           1          (31)       (3,039)
  Putnam VT Growth and Income (AnnuiChoice TM)                          5,333        (8,037)      11,833       (1,157)        7,972
  Putnam VT Growth and Income (GrandMaster flex3 TM)                      218          (380)      66,313          (14)       66,137
  Putnam VT Growth and Income (Grandmaster TM)                            720       (29,381)      41,833          (34)       13,138
  Putnam VT Growth and Income (IQ Annuity TM)                           7,190       (19,393)    (137,492)        (178)     (149,873)
  Putnam VT Growth and Income (Pinnacleplus TM)                            --          (725)      21,164          (31)       20,408
  Putnam VT International Equity (AnnuiChoice TM)                      18,882        (6,846)      27,962         (129)       39,869
  Putnam VT International Equity (GrandMaster flex3 TM)                   600        (4,393)      29,251          (49)       25,409
  Putnam VT International Equity (Grandmaster TM)                          --       (81,420)      41,253          (65)      (40,232)
  Putnam VT International Equity (IQ Annuity TM)                       29,924       (15,201)     (57,578)        (166)      (43,021)
  Putnam VT International Equity (Pinnacleplus TM)                     10,310        (4,844)     199,937          (58)      205,345
  Putnam VT Small Cap Value (AnnuiChoice TM)                           14,874       (11,020)      41,638       (1,272)       44,220
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                     20,319       (58,739)     120,231         (244)       81,567
  Putnam VT Small Cap Value (Grandmaster TM)                              176      (194,027)    (814,626)        (408)   (1,008,885)
  Putnam VT Small Cap Value (IQ Annuity TM)                            48,014      (152,102)     (30,124)        (523)     (134,735)
  Putnam VT Small Cap Value (Pinnacleplus TM)                         122,049       (38,081)      26,662         (476)      110,154
  Putnam VT Small Cap Value (AnnuiChoice II TM)(September 01)*             --            --        5,601           --         5,601
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                                  --            --          348          (10)          338
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)              --        (6,784)       4,386           (3)       (2,401)
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)               --            --            6          (21)          (15)
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)          2,483            --       30,812           --        33,295
  Putnam VT Voyager (GrandMaster flex3 TM)                                 --            --        3,038           --         3,038
  Putnam VT Voyager (Grandmaster TM)                                       --          (147)       1,074           --           927
  Putnam VT Voyager (IQ Annuity TM)                                        --        (7,529)      (4,029)         (14)      (11,572)
  Putnam VT Voyager (Pinnacleplus TM)                                  17,660          (842)      11,540          (20)       28,338
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (AnnuiChoice TM)                   --       (48,910)      19,926         (322)      (29,306)
  Franklin Growth and Income Securities (GrandMaster flex3 TM)         49,647          (763)      (9,221)         (60)       39,603
  Franklin Growth and Income Securities (Grandmaster TM)                3,366       (54,866)     (37,557)         (84)      (89,141)
  Franklin Growth and Income Securities (IQ Annuity TM)                   245       (18,672)     (29,889)        (313)      (48,629)
  Franklin Growth and Income Securities (Pinnacleplus TM)               3,440       (11,169)      41,403         (345)       33,329
  Franklin Income Securities (AnnuiChoice TM)                           8,267       (95,721)      26,253       (1,481)      (62,682)
  Franklin Income Securities (GrandMaster flex3 TM)                   429,810       (49,603)     166,622       (1,156)      545,673
  Franklin Income Securities (Grandmaster TM)                           2,303      (236,289)   1,238,043         (536)    1,003,521
  Franklin Income Securities (IQ Annuity TM)                          205,100      (210,110)     391,598         (675)      385,913
  Franklin Income Securities (Pinnacleplus TM)                         38,976      (127,692)     250,804       (1,176)      160,912
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                 8,024        (9,625)     (96,368)         (49)      (98,018)
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)          32,687       (35,166)    (127,917)         (96)     (130,492)
  Franklin Large Cap Growth Securities (Grandmaster TM)                    72       (29,845)      21,412          (36)       (8,397)
  Franklin Large Cap Growth Securities (IQ Annuity TM)                 92,935       (42,847)     (93,508)        (117)      (43,537)

                                                                  Increase
                                                                 (decrease)    Net assets,  Net assets,
                                                                     in         beginning     end of
                           Division                              net assets      of year       year
-------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Overseas (AnnuiChoice II TM)(September 01)*      $      14,518  $        --  $    14,518
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)                19,735      209,882      229,617
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)           5,186       78,641       83,827
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                        66,857       38,401      105,258
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                    733,730      343,936    1,077,666
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)              464,976      554,486    1,019,462
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                            101,823      161,193      263,016
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II TM)
   (September01)*                                                     120,259           --      120,259
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                          (4,499)      37,974       33,475
  Putnam VT Discovery Growth (Grandmaster TM)                          (7,476)      13,489        6,013
  Putnam VT Discovery Growth (IQ Annuity TM)                            3,866       74,614       78,480
  Putnam VT Growth and Income (AnnuiChoice TM)                         43,007      229,202      272,209
  Putnam VT Growth and Income (GrandMaster flex3 TM)                   74,907        8,061       82,968
  Putnam VT Growth and Income (Grandmaster TM)                         47,445      227,334      274,779
  Putnam VT Growth and Income (IQ Annuity TM)                         (93,165)     520,579      427,414
  Putnam VT Growth and Income (Pinnacleplus TM)                        24,298       15,026       39,324
  Putnam VT International Equity (AnnuiChoice TM)                      62,937       59,273      122,210
  Putnam VT International Equity (GrandMaster flex3 TM)                62,587      124,361      186,948
  Putnam VT International Equity (Grandmaster TM)                       2,148      197,166      199,314
  Putnam VT International Equity (IQ Annuity TM)                        8,160      222,863      231,023
  Putnam VT International Equity (Pinnacleplus TM)                    247,986       49,335      297,321
  Putnam VT Small Cap Value (AnnuiChoice TM)                           96,762      323,116      419,878
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                    151,013      410,107      561,120
  Putnam VT Small Cap Value (Grandmaster TM)                         (683,795)   2,439,574    1,755,779
  Putnam VT Small Cap Value (IQ Annuity TM)                           (28,064)     759,084      731,020
  Putnam VT Small Cap Value (Pinnacleplus TM)                         166,177      311,701      477,878
  Putnam VT Small Cap Value (AnnuiChoice II TM)(September 01)*          5,677           --        5,677
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                               1,035        6,567        7,602
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)          11,761      137,721      149,482
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)              215        2,223        2,438
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)         35,438           --       35,438
  Putnam VT Voyager (GrandMaster flex3 TM)                                 --           --           --
  Putnam VT Voyager (Grandmaster TM)                                    1,601       16,203       17,804
  Putnam VT Voyager (IQ Annuity TM)                                   (17,853)      34,415       16,562
  Putnam VT Voyager (Pinnacleplus TM)                                  28,655       13,012       41,667
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (AnnuiChoice TM)              (14,063)     128,073      114,010
  Franklin Growth and Income Securities (GrandMaster flex3 TM)         60,716      133,325      194,041
  Franklin Growth and Income Securities (Grandmaster TM)              (33,394)     420,979      387,585
  Franklin Growth and Income Securities (IQ Annuity TM)                13,287      446,459      459,746
  Franklin Growth and Income Securities (Pinnacleplus TM)              96,857      410,831      507,688
  Franklin Income Securities (AnnuiChoice TM)                          17,104      514,597      531,701
  Franklin Income Securities (GrandMaster flex3 TM)                   881,731    1,726,429    2,608,160
  Franklin Income Securities (Grandmaster TM)                       1,307,842    1,391,277    2,699,119
  Franklin Income Securities (IQ Annuity TM)                          574,291    1,065,972    1,640,263
  Franklin Income Securities (Pinnacleplus TM)                        440,775    1,652,963    2,093,738
  Franklin Large Cap Growth Securities (AnnuiChoice TM)               (90,608)     149,333       58,725
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)        (104,975)     382,844      277,869
  Franklin Large Cap Growth Securities (Grandmaster TM)                 4,575      148,222      152,797
  Franklin Large Cap Growth Securities (IQ Annuity TM)                (17,754)     317,999      300,245

                                                                             UNIT TRANSACTIONS
                                                                --------------------------------------------
                                                                                                   Increase
                                                                  Units     Units       Units     (decrease)
                           Division                             purchased  redeemed  transferred   in units
------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Overseas (AnnuiChoice II TM)(September 01)*             --        --        1,330       1,330
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)                --       (36)          --         (36)
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)          47      (522)         362        (113)
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                        79       (96)       3,771       3,754
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                 16,463    (1,285)       7,642      22,820
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)            4,326    (1,027)       6,986      10,285
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                            437    (1,700)       2,948       1,685
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II TM)
   (September01)*                                                  16,236        --       (5,641)     10,595
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                          --      (806)          (2)       (808)
  Putnam VT Discovery Growth (Grandmaster TM)                          86      (164)        (915)       (993)
  Putnam VT Discovery Growth (IQ Annuity TM)                           --      (264)          --        (264)
  Putnam VT Growth and Income (AnnuiChoice TM)                        461      (770)       1,013         704
  Putnam VT Growth and Income (GrandMaster flex3 TM)                   18       (31)       5,287       5,274
  Putnam VT Growth and Income (Grandmaster TM)                         63    (2,504)       3,624       1,183
  Putnam VT Growth and Income (IQ Annuity TM)                         673    (1,839)     (13,037)    (14,203)
  Putnam VT Growth and Income (Pinnacleplus TM)                        --       (58)       1,616       1,558
  Putnam VT International Equity (AnnuiChoice TM)                   1,445      (469)       1,971       2,947
  Putnam VT International Equity (GrandMaster flex3 TM)                40      (269)       2,027       1,798
  Putnam VT International Equity (Grandmaster TM)                      --    (6,608)       3,238      (3,370)
  Putnam VT International Equity (IQ Annuity TM)                    2,485    (1,194)      (4,695)     (3,404)
  Putnam VT International Equity (Pinnacleplus TM)                    634      (295)      12,382      12,721
  Putnam VT Small Cap Value (AnnuiChoice TM)                          844      (693)       2,240       2,391
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                  1,245    (3,480)       7,172       4,937
  Putnam VT Small Cap Value (Grandmaster TM)                           10   (11,098)     (45,451)    (56,539)
  Putnam VT Small Cap Value (IQ Annuity TM)                         2,872    (9,035)      (1,652)     (7,815)
  Putnam VT Small Cap Value (Pinnacleplus TM)                       7,042    (2,327)       1,829       6,544
  Putnam VT Small Cap Value (AnnuiChoice II TM)(September 01)*         --        --          514         514
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                              --        (1)          28          27
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)          --      (540)         349        (191)
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)           --        (2)           1          (1)
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)        212        --        2,589       2,801
  Putnam VT Voyager (GrandMaster flex3 TM)                             --        --           --          --
  Putnam VT Voyager (Grandmaster TM)                                   --       (11)          82          71
  Putnam VT Voyager (IQ Annuity TM)                                    --      (586)        (872)     (1,458)
  Putnam VT Voyager (Pinnacleplus TM)                               1,497       (73)         947       2,371
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (AnnuiChoice TM)               --    (3,571)       1,370      (2,201)
  Franklin Growth and Income Securities (GrandMaster flex3 TM)      3,436       (58)        (682)      2,696
  Franklin Growth and Income Securities (Grandmaster TM)              241    (3,904)      (2,720)     (6,383)
  Franklin Growth and Income Securities (IQ Annuity TM)                17    (1,395)      (2,178)     (3,556)
  Franklin Growth and Income Securities (Pinnacleplus TM)             263      (867)       3,100       2,496
  Franklin Income Securities (AnnuiChoice TM)                         545    (6,576)       1,826      (4,205)
  Franklin Income Securities (GrandMaster flex3 TM)                28,605    (3,363)      11,151      36,393
  Franklin Income Securities (Grandmaster TM)                         155   (15,236)      80,012      64,931
  Franklin Income Securities (IQ Annuity TM)                       13,411   (14,390)      25,093      24,114
  Franklin Income Securities (Pinnacleplus TM)                      2,968    (9,536)      18,374      11,806
  Franklin Large Cap Growth Securities (AnnuiChoice TM)               609      (727)      (7,352)     (7,470)
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)       2,618    (2,807)      (9,981)    (10,170)
  Franklin Large Cap Growth Securities (Grandmaster TM)                 6    (2,297)       1,617        (674)
  Franklin Large Cap Growth Securities (IQ Annuity TM)              7,269    (3,427)      (7,262)     (3,420)

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                -------------------------------------------------------------

                                                                                               Change in net
                                                                                                 unrealized     Net increase
                                                                                Net realized    appreciation   (decrease) in
                                                                     Net       gain (loss) on  (depreciation)    net assets
                                                                 investment       sale of        during the    resulting from
                           Division                             income (loss)   investments        period        operations
-----------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Large Cap Growth Securities (Pinnacleplus TM)        $      (2,837) $        5,278  $       23,766  $       26,207
  Franklin Large Cap Growth Securities (AnnuiChoice II TM)
   (Sept 01)*                                                              (9)             --             102              93
  Franklin Mutual Shares Securities (AnnuiChoice TM)                    5,650          53,146          44,520         103,316
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)              5,091          41,126         145,055         191,272
  Franklin Mutual Shares Securities (IQ Annuity TM)                     1,191          12,683          55,899          69,773
  Franklin Mutual Shares Securities (Pinnacleplus TM)                   6,024          56,272         120,478         182,774
  Franklin Mutual Shares Securities Standard (IQ Advisor TM)              177             308           1,486           1,971
  Franklin Mutual Shares Securities(Grandmaster TM)                     8,945         122,407          44,184         175,536
  Templeton Foreign Securities (IQ Annuity TM)                           (182)         46,740          17,911          64,469
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)             (1,739)         49,720          44,012          91,993
  Templeton Foriegn Securities Fund (Grandmaster TM)                   (1,487)         54,309             595          53,417
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                  (2,114)         24,073          63,127          85,086
  Templeton Foreign Securities Fund (AnnuiChoice TM)                       87          21,135          (3,217)         18,005
  Templeton Foreign Securities Fund (AnnuiChoice II TM)
   (Sept 01)*                                                              (5)             --             152             147
  Templeton Growth Securities (AnnuiChoice TM)                             84          19,211          (3,975)         15,320
  Templeton Growth Securities (GrandMaster flex3 TM)                   (2,788)         73,497          92,063         162,772
  Templeton Growth Securities (Grandmaster TM)                          1,936          87,335          41,045         130,316
  Templeton Growth Securities (IQ Annuity TM)                          (3,845)         45,968         101,034         143,157
  Templeton Growth Securities (Pinnacleplus TM)                        (3,557)         57,370          93,902         147,715
  Templeton Growth Securities Standard (IQ Advisor TM)                     44             226             908           1,178
  Van Kampen LIT Comstock (AnnuiChoice TM)                              4,637          24,983          (2,976)         26,644
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                        2,956          19,557          18,567          41,080
  Van Kampen LIT Comstock (Grandmaster TM)                              5,890          31,111             416          37,417
  Van Kampen LIT Comstock (IQ Annuity TM)                               2,461          11,923           6,115          20,499
  Van Kampen LIT Comstock (Pinnacleplus TM)                             2,397          20,150          18,629          41,176
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)                 (352)          2,094          (2,194)           (452)
  Van Kampen LIT Strategic Growth (Grandmaster TM)                        (90)            631            (622)            (81)
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                         (18)              3              27              12
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                    (1,306)            749           1,647           1,090
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                 7,875             353          (1,057)          7,171
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)               25,251           2,239          (1,269)         26,221
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)              (1,329)         35,098          47,139          80,908
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                              (3,154)         76,058          22,117          95,021
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)              (2,320)         29,748          85,984         113,412
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)                 (360)        (21,587)         10,518         (11,429)
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)             (5,018)         76,184          78,066         149,232
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice II TM)
   (Sept01)*                                                              (89)              3           5,799           5,713
  Van Kampen UIF Emerging Markets Equity
   (IQ Advisor Enhanced TM)                                               (15)            257             983           1,225
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                   (3,851)        142,118         144,022         282,289
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                       (533)         60,143         120,415         180,025
  Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced TM)                117           1,523             627           2,267
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice TM)                            (1,152)          6,653         140,545         146,046
  DWS Equity 500 Index VIP (GrandMaster flex3 TM)                      (5,040)         74,071          56,935         125,966
  DWS Equity 500 Index VIP (Grandmaster TM)                           (14,686)         91,866         337,427         414,607
  DWS Equity 500 Index VIP (IQ3 TM)                                    (2,141)         15,374          31,883          45,116
  DWS Equity 500 Index VIP (Pinnacleplus TM)                          (10,609)         15,406         165,640         170,437
  DWS Equity 500 Index VIP (AnnuiChoice II TM)(September 01)*              (5)             --             112             107
  DWS Small Cap Index VIP (AnnuiChoice TM)                               (539)         16,198           5,154          20,813
  DWS Small Cap Index VIP (GrandMaster flex3 TM)                       (2,480)         29,107           5,831          32,458
  DWS Small Cap Index VIP (Grandmaster TM)                             (2,060)         47,418           2,647          48,005
  DWS Small Cap Index VIP (IQ3 TM)                                     (1,221)         10,203          12,082          21,064
  DWS Small Cap Index VIP (Pinnacleplus TM)                            (5,500)         34,692          42,168          71,360

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Large Cap Growth Securities (Pinnacleplus TM)        $      15,005  $    (15,470) $     5,183  $      (136) $      4,582
  Franklin Large Cap Growth Securities (AnnuiChoice II TM)
   (Sept 01)*                                                              --            --        8,401           --         8,401
  Franklin Mutual Shares Securities (AnnuiChoice TM)                   18,628       (27,641)     347,014       (1,480)      336,521
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)            288,188       (14,450)      50,294         (428)      323,604
  Franklin Mutual Shares Securities (IQ Annuity TM)                   128,368       (12,231)     137,311         (249)      253,199
  Franklin Mutual Shares Securities (Pinnacleplus TM)                  55,850       (63,840)     404,379         (397)      395,992
  Franklin Mutual Shares Securities Standard (IQ Advisor TM)               --            --           (1)          --            (1)
  Franklin Mutual Shares Securities(Grandmaster TM)                     2,213      (186,974)     243,192         (269)       58,162
  Templeton Foreign Securities (IQ Annuity TM)                         83,998      (102,726)     (97,796)        (373)     (116,897)
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)             41,985      (151,704)     (76,504)        (165)     (186,388)
  Templeton Foriegn Securities Fund (Grandmaster TM)                    1,263       (48,499)     (82,052)         (42)     (129,330)
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                 109,633       (11,126)      50,951         (480)      148,978
  Templeton Foreign Securities Fund (AnnuiChoice TM)                   30,128          (706)    (114,593)        (231)      (85,402)
  Templeton Foreign Securities Fund (AnnuiChoice II TM)
   (Sept 01)*                                                           1,296            --          334           --         1,630
  Templeton Growth Securities (AnnuiChoice TM)                         19,030        (1,992)     (91,257)        (277)      (74,496)
  Templeton Growth Securities (GrandMaster flex3 TM)                  275,562       (23,592)     (27,059)        (277)      224,634
  Templeton Growth Securities (Grandmaster TM)                             90      (105,295)     776,613         (133)      671,275
  Templeton Growth Securities (IQ Annuity TM)                         148,174       (55,070)     994,420         (312)    1,087,212
  Templeton Growth Securities (Pinnacleplus TM)                        13,523       (63,453)     351,575         (246)      301,399
  Templeton Growth Securities Standard (IQ Advisor TM)                     --            --           (1)          --            (1)
  Van Kampen LIT Comstock (AnnuiChoice TM)                             13,268          (148)    (170,250)        (554)     (157,684)
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                       33,728        (7,492)     (36,549)         (53)      (10,366)
  Van Kampen LIT Comstock (Grandmaster TM)                              3,926       (26,219)    (191,649)        (174)     (214,116)
  Van Kampen LIT Comstock (IQ Annuity TM)                              45,691       (56,611)     (49,845)         (54)      (60,819)
  Van Kampen LIT Comstock (Pinnacleplus TM)                            30,536       (17,387)       2,388         (193)       15,344
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)                   --          (157)      10,144           --         9,987
  Van Kampen LIT Strategic Growth (Grandmaster TM)                         --           (37)         886           (2)          847
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                          --            --            2          (12)          (10)
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                        50            --        9,024          (21)        9,053
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                   375       (35,060)       7,251          (74)      (27,508)
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)                   --       (41,084)      38,903         (505)       (2,686)
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)             142,374        (7,652)     256,056         (474)      390,304
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                              33,747       (51,115)     109,183         (247)       91,568
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)                  --       (30,121)      49,823          (85)       19,617
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)               11,993        (3,258)      86,125          (22)       94,838
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)            168,000       (18,807)     (20,603)        (506)      128,084
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice II TM)
   (Sept01)*                                                            4,532            --       61,299           --        65,831
  Van Kampen UIF Emerging Markets Equity
   (IQ Advisor Enhanced TM)                                                --            --       10,543           --        10,543
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                   64,257       (63,727)      18,515       (1,210)       17,835
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                      4,000       (64,984)       8,278         (110)      (52,816)
  Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced TM)             13,605        (7,094)       2,561           --         9,072
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice TM)                                --       (15,214)     231,176       (5,002)      210,960
  DWS Equity 500 Index VIP (GrandMaster flex3 TM)                      98,115      (149,074)    (462,732)        (778)     (514,469)
  DWS Equity 500 Index VIP (Grandmaster TM)                            89,585      (513,737)     212,289       (1,153)     (213,016)
  DWS Equity 500 Index VIP (IQ3 TM)                                     5,097       (33,506)     113,643         (493)       84,741
  DWS Equity 500 Index VIP (Pinnacleplus TM)                           66,726       (78,987)     297,618         (328)      285,029
  DWS Equity 500 Index VIP (AnnuiChoice II TM)(September 01)*           1,296            --          333           --         1,629
  DWS Small Cap Index VIP (AnnuiChoice TM)                                 --       (41,100)     (17,340)        (687)      (59,127)
  DWS Small Cap Index VIP (GrandMaster flex3 TM)                       22,413        (8,544)      19,130          (53)       32,946
  DWS Small Cap Index VIP (Grandmaster TM)                                 --        (5,978)    (403,918)         (19)     (409,915)
  DWS Small Cap Index VIP (IQ3 TM)                                      3,487        (2,567)     (21,653)        (180)      (20,913)
  DWS Small Cap Index VIP (Pinnacleplus TM)                            48,255       (13,172)     (51,984)        (319)      (17,220)

                                                                  Increase
                                                                 (decrease)    Net assets,  Net assets,
                                                                     in         beginning     end of
                           Division                              net assets      of year       year
-------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Large Cap Growth Securities (Pinnacleplus TM)        $      30,789  $   305,332  $   336,121
  Franklin Large Cap Growth Securities (AnnuiChoice II TM)
   (Sept 01)*                                                           8,494           --        8,494
  Franklin Mutual Shares Securities (AnnuiChoice TM)                  439,837      412,925      852,762
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)            514,876      945,516    1,460,392
  Franklin Mutual Shares Securities (IQ Annuity TM)                   322,972      294,636      617,608
  Franklin Mutual Shares Securities (Pinnacleplus TM)                 578,766      867,747    1,446,513
  Franklin Mutual Shares Securities Standard (IQ Advisor TM)            1,970       11,151       13,121
  Franklin Mutual Shares Securities(Grandmaster TM)                   233,698    1,072,050    1,305,748
  Templeton Foreign Securities (IQ Annuity TM)                        (52,428)     410,520      358,092
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)            (94,395)     619,504      525,109
  Templeton Foriegn Securities Fund (Grandmaster TM)                  (75,913)     323,066      247,153
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                 234,064      351,287      585,351
  Templeton Foreign Securities Fund (AnnuiChoice TM)                  (67,397)     154,185       86,788
  Templeton Foreign Securities Fund (AnnuiChoice II TM)
   (Sept 01)*                                                           1,777           --        1,777
  Templeton Growth Securities (AnnuiChoice TM)                        (59,176)     138,878       79,702
  Templeton Growth Securities (GrandMaster flex3 TM)                  387,406      660,358    1,047,764
  Templeton Growth Securities (Grandmaster TM)                        801,591      363,781    1,165,372
  Templeton Growth Securities (IQ Annuity TM)                       1,230,369      353,815    1,584,184
  Templeton Growth Securities (Pinnacleplus TM)                       449,114      598,713    1,047,827
  Templeton Growth Securities Standard (IQ Advisor TM)                  1,177        5,583        6,760
  Van Kampen LIT Comstock (AnnuiChoice TM)                           (131,040)     245,844      114,804
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                       30,714      288,578      319,292
  Van Kampen LIT Comstock (Grandmaster TM)                           (176,699)     361,099      184,400
  Van Kampen LIT Comstock (IQ Annuity TM)                             (40,320)     186,182      145,862
  Van Kampen LIT Comstock (Pinnacleplus TM)                            56,520      285,503      342,023
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)                9,535       13,919       23,454
  Van Kampen LIT Strategic Growth (Grandmaster TM)                        766        5,697        6,463
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                           2        1,217        1,219
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                    10,143       76,631       86,774
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)               (20,337)      96,947       76,610
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)               23,535      290,456      313,991
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)             471,212      118,303      589,515
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                             186,589      320,357      506,946
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)             133,029      331,951      464,980
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)               83,409       29,621      113,030
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)            277,316      379,296      656,612
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice II TM)
   (Sept01)*                                                           71,544           --       71,544
  Van Kampen UIF Emerging Markets Equity
   (IQ Advisor Enhanced TM)                                            11,768           --       11,768
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                  300,124      775,373    1,075,497
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                    127,209      533,886      661,095
  Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced TM)             11,339           --       11,339
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice TM)                           357,006      884,048    1,241,054
  DWS Equity 500 Index VIP (GrandMaster flex3 TM)                    (388,503)   1,357,397      968,894
  DWS Equity 500 Index VIP (Grandmaster TM)                           201,591    3,231,066    3,432,657
  DWS Equity 500 Index VIP (IQ3 TM)                                   129,857      281,449      411,306
  DWS Equity 500 Index VIP (Pinnacleplus TM)                          455,466    1,147,339    1,602,805
  DWS Equity 500 Index VIP (AnnuiChoice II TM)(September 01)*           1,736           --        1,736
  DWS Small Cap Index VIP (AnnuiChoice TM)                            (38,314)     169,547      131,233
  DWS Small Cap Index VIP (GrandMaster flex3 TM)                       65,404      221,383      286,787
  DWS Small Cap Index VIP (Grandmaster TM)                           (361,910)     386,546       24,636
  DWS Small Cap Index VIP (IQ3 TM)                                        151      133,131      133,282
  DWS Small Cap Index VIP (Pinnacleplus TM)                            54,140      473,233      527,373

                                                                             UNIT TRANSACTIONS
                                                                --------------------------------------------
                                                                                                   Increase
                                                                  Units     Units       Units     (decrease)
                           Division                             purchased  redeemed  transferred   in units
------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Large Cap Growth Securities (Pinnacleplus TM)            1,286    (1,342)         308         252
  Franklin Large Cap Growth Securities (AnnuiChoice II TM)
   (Sept 01)*                                                          --        --          785         785
  Franklin Mutual Shares Securities (AnnuiChoice TM)                1,223    (1,771)      21,684      21,136
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)         18,761      (930)       3,166      20,997
  Franklin Mutual Shares Securities (IQ Annuity TM)                 8,133      (779)       8,627      15,981
  Franklin Mutual Shares Securities (Pinnacleplus TM)               3,898    (4,345)      28,370      27,923
  Franklin Mutual Shares Securities Standard (IQ Advisor TM)           --        --           --          --
  Franklin Mutual Shares Securities(Grandmaster TM)                   141   (12,015)      14,997       3,123
  Templeton Foreign Securities (IQ Annuity TM)                      4,859    (6,072)      (5,716)     (6,929)
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)          2,512    (9,178)      (4,591)    (11,257)
  Templeton Foriegn Securities Fund (Grandmaster TM)                   74    (2,773)      (4,547)     (7,246)
  Templeton Foriegn Securities Fund (Pinnacleplus TM)               6,739      (721)       3,337       9,355
  Templeton Foreign Securities Fund (AnnuiChoice TM)                1,786       (55)      (6,766)     (5,035)
  Templeton Foreign Securities Fund (AnnuiChoice II TM)
   (Sept 01)*                                                         130        --           32         162
  Templeton Growth Securities (AnnuiChoice TM)                      1,186      (137)      (5,731)     (4,682)
  Templeton Growth Securities (GrandMaster flex3 TM)               16,932    (1,449)      (1,534)     13,949
  Templeton Growth Securities (Grandmaster TM)                          5    (6,369)      45,754      39,390
  Templeton Growth Securities (IQ Annuity TM)                       9,086    (3,263)      57,147      62,970
  Templeton Growth Securities (Pinnacleplus TM)                       905    (4,075)      22,755      19,585
  Templeton Growth Securities Standard (IQ Advisor TM)                 --        --           --          --
  Van Kampen LIT Comstock (AnnuiChoice TM)                            884       (46)     (10,658)     (9,820)
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                    2,266      (468)      (2,422)       (624)
  Van Kampen LIT Comstock (Grandmaster TM)                            263    (1,632)     (12,234)    (13,603)
  Van Kampen LIT Comstock (IQ Annuity TM)                           2,994    (3,732)      (3,262)     (4,000)
  Van Kampen LIT Comstock (Pinnacleplus TM)                         2,220    (1,268)         113       1,065
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)               --       (11)         709         698
  Van Kampen LIT Strategic Growth (Grandmaster TM)                     --        (3)          55          52
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                      --        (1)          --          (1)
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                     4        (2)         793         795
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                25    (2,303)         479      (1,799)
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)               --    (3,107)       2,932        (175)
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)           5,349      (291)       8,506      13,564
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                           1,342    (2,020)       3,081       2,403
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)              --    (1,135)       1,641         506
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)              493      (131)       1,989       2,351
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)          7,005      (859)        (783)      5,363
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice II TM)
   (Sept01)*                                                          396        --        5,571       5,967
  Van Kampen UIF Emerging Markets Equity
   (IQ Advisor Enhanced TM)                                            --        --          549         549
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                3,229    (3,180)       1,029       1,078
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                    180    (2,789)         332      (2,277)
  Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced TM)            788      (387)         131         532
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice TM)                            --    (1,585)      18,559      16,974
  DWS Equity 500 Index VIP (GrandMaster flex3 TM)                   7,829   (12,089)     (37,324)    (41,584)
  DWS Equity 500 Index VIP (Grandmaster TM)                         7,660   (43,972)      17,519     (18,793)
  DWS Equity 500 Index VIP (IQ3 TM)                                   434    (2,812)       9,233       6,855
  DWS Equity 500 Index VIP (Pinnacleplus TM)                        4,971    (6,056)      22,773      21,688
  DWS Equity 500 Index VIP (AnnuiChoice II TM)(September 01)*         128        --           31         159
  DWS Small Cap Index VIP (AnnuiChoice TM)                             --    (2,977)      (1,258)     (4,235)
  DWS Small Cap Index VIP (GrandMaster flex3 TM)                    1,425      (574)       1,079       1,930
  DWS Small Cap Index VIP (Grandmaster TM)                             --      (461)     (30,304)    (30,765)
  DWS Small Cap Index VIP (IQ3 TM)                                    253      (192)      (1,426)     (1,365)
  DWS Small Cap Index VIP (Pinnacleplus TM)                         3,202      (907)      (3,439)     (1,144)

SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                       Statements of Changes in Net Assets

                      For the Year Ended December 31, 2005


                                                                    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                -------------------------------------------------------------

                                                                                               Change in net
                                                                                                 unrealized     Net increase
                                                                                Net realized    appreciation   (decrease) in
                                                                     Net       gain (loss) on  (depreciation)    net assets
                                                                 investment       sale of        during the    resulting from
                           Division                             income (loss)   investments        period        operations
-----------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                    $      (4,205) $         (408) $       19,182  $       14,569
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                     (6,120)           (130)         27,815          21,565
  Touchstone Aggressive ETF (Grandmaster TM)                          (25,952)          5,044          91,165          70,257
  Touchstone Aggressive ETF (IQ Annuity TM)                            (7,765)          2,731          41,677          36,643
  Touchstone Aggressive ETF (Pinnacleplus TM)                          (2,417)          2,135           7,200           6,918
  Touchstone Balanced (AnnuiChoice TM)                                    925          12,534          (2,071)         11,388
  Touchstone Balanced (GrandMaster flex3 TM)                               19          25,166          (1,357)         23,828
  Touchstone Balanced (Grandmaster TM)                                      4             146              12             162
  Touchstone Balanced (IQ Annuity TM)                                    (506)         33,707         (20,831)         12,370
  Touchstone Balanced (Pinnacleplus TM)                                  (678)         16,576            (572)         15,326
  Touchstone Baron Small Cap (AnnuiChoice TM)                          (4,268)         50,681         (19,390)         27,023
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                    (6,959)         23,058          10,075          26,174
  Touchstone Baron Small Cap (Grandmaster TM)                          (3,674)          9,844              30           6,200
  Touchstone Baron Small Cap (IQ Annuity TM)                          (15,008)         55,078          21,970          62,040
  Touchstone Baron Small Cap (Pinnacleplus TM)                         (7,115)         24,692          12,416          29,993
  Touchstone Conservative ETF (AnnuiChoice TM)(June 17)*                  (25)              2              18              (5)
  Touchstone Conservative ETF (GrandMaster flex3 TM)(May 26)*          (7,204)          2,351          19,148          14,295
  Touchstone Conservative ETF (Grandmaster TM)                           (867)             86           2,249           1,468
  Touchstone Conservative ETF (IQ Annuity TM)                         (12,659)          1,530          40,259          29,130
  Touchstone Conservative ETF (Pinnacleplus TM)                        (2,600)            322           8,115           5,837
  Touchstone Core Bond (AnnuiChoice TM)                                (3,633)         (7,202)          9,976            (859)
  Touchstone Core Bond (GrandMaster flex3 TM)                          (9,618)         (4,179)         13,970             173
  Touchstone Core Bond (Grandmaster TM)                                  (396)         (1,125)          1,419            (102)
  Touchstone Core Bond (IQ Annuity TM)                                 (8,361)           (636)         10,335           1,338
  Touchstone Core Bond (Pinnacleplus TM)                               (2,968)           (255)          3,257              34
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)                 (453)          9,136          (9,174)           (491)
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)           (473)            989            (868)           (352)
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)                (2,928)         23,550         (23,055)         (2,433)
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)                (703)            441            (462)           (724)
  Touchstone Emerging Growth (AnnuiChoice TM)                          11,572          81,293         (73,135)         19,730
  Touchstone Emerging Growth (GrandMaster flex3 TM)                     4,544          36,132         (22,061)         18,615
  Touchstone Emerging Growth (Grandmaster TM)                           4,271          29,334         (21,847)         11,758
  Touchstone Emerging Growth (IQ Annuity TM)                           10,396         107,695         (74,135)         43,956
  Touchstone Emerging Growth (Pinnacleplus TM)                         14,497          96,059         (60,083)         50,473
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                        (54)             (4)           (233)           (291)
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)                 (857)            (11)         (1,603)         (2,471)
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                       (217)             64            (688)           (841)
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                        (198)             16              54            (128)
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                      (739)             (4)         (1,261)         (2,004)
  Touchstone Enhanced ETF (AnnuiChoice TM)                             (4,140)            403          81,300          77,563
  Touchstone Enhanced ETF (GrandMaster flex3 TM)(January 18)*          (5,270)          8,032          36,670          39,432
  Touchstone Enhanced ETF (Grandmaster TM)                             (8,501)          8,652           5,402           5,553
  Touchstone Enhanced ETF (IQ Annuity TM)                              (7,964)            370          50,922          43,328
  Touchstone Enhanced ETF (Pinnacleplus TM)(June 24)*                  (1,489)             60           7,641           6,212
  Touchstone Growth & Income (AnnuiChoice TM)                            (818)          8,439          (6,969)            652
  Touchstone Growth & Income (GrandMaster flex3 TM)                    (1,078)         17,423         (12,373)          3,972
  Touchstone Growth & Income (IQ Annuity TM)                           (2,090)         27,683         (28,885)         (3,292)
  Touchstone Growth & Income (Pinnacleplus TM)                         (1,356)          5,569          (4,005)            208

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                    $     100,112  $    (15,584) $    85,912  $    (1,615) $    168,825
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                    261,253            (8)      62,795          (11)      324,029
  Touchstone Aggressive ETF (Grandmaster TM)                           21,281      (139,241)     199,471         (728)       80,783
  Touchstone Aggressive ETF (IQ Annuity TM)                           829,463          (899)      48,666          (34)      877,196
  Touchstone Aggressive ETF (Pinnacleplus TM)                          33,702        (1,481)     124,604          (57)      156,768
  Touchstone Balanced (AnnuiChoice TM)                                  2,873       (13,535)         499         (691)      (10,854)
  Touchstone Balanced (GrandMaster flex3 TM)                           45,806       (10,049)      32,837         (201)       68,393
  Touchstone Balanced (Grandmaster TM)                                     --            --            3           (3)           --
  Touchstone Balanced (IQ Annuity TM)                                   1,576       (32,087)     (46,619)        (235)      (77,365)
  Touchstone Balanced (Pinnacleplus TM)                                 5,201       (15,563)      19,721         (344)        9,015
  Touchstone Baron Small Cap (AnnuiChoice TM)                              --       (43,112)      72,585       (1,295)       28,178
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                    79,639        (7,088)     154,339          (56)      226,834
  Touchstone Baron Small Cap (Grandmaster TM)                           1,587      (124,435)     241,433         (203)      118,382
  Touchstone Baron Small Cap (IQ Annuity TM)                           64,162      (146,208)     117,493         (581)       34,866
  Touchstone Baron Small Cap (Pinnacleplus TM)                        143,115        (6,787)      81,991         (369)      217,950
  Touchstone Conservative ETF (AnnuiChoice TM)(June 17)*               23,254       (18,481)           4           --         4,777
  Touchstone Conservative ETF (GrandMaster flex3 TM)(May 26)*         824,149        (8,229)     287,530          (28)    1,103,422
  Touchstone Conservative ETF (Grandmaster TM)                         35,104          (518)      90,241           (5)      124,822
  Touchstone Conservative ETF (IQ Annuity TM)                       1,081,819      (131,875)     188,892           (2)    1,138,834
  Touchstone Conservative ETF (Pinnacleplus TM)                        19,340        (2,785)     278,659          (22)      295,192
  Touchstone Core Bond (AnnuiChoice TM)                                18,337      (140,543)      13,738       (1,302)     (109,770)
  Touchstone Core Bond (GrandMaster flex3 TM)                         154,973       (21,725)    (103,576)        (214)       29,458
  Touchstone Core Bond (Grandmaster TM)                                    90       (23,709)      (4,275)         (12)      (27,906)
  Touchstone Core Bond (IQ Annuity TM)                                119,812       (16,037)       5,401         (834)      108,342
  Touchstone Core Bond (Pinnacleplus TM)                               33,709        (7,551)      49,781          (72)       75,867
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)               35,187       (26,667)      (6,791)         (90)        1,639
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)             --           (98)       5,279          (20)        5,161
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)                 8,490       (43,549)     (22,729)        (203)      (57,991)
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)                  --        (1,122)         819          (47)         (350)
  Touchstone Emerging Growth (AnnuiChoice TM)                              --       (75,694)     (12,717)        (521)      (88,932)
  Touchstone Emerging Growth (GrandMaster flex3 TM)                    28,227          (853)      (7,801)         (33)       19,540
  Touchstone Emerging Growth (Grandmaster TM)                           9,726            --      (23,389)         (54)      (13,717)
  Touchstone Emerging Growth (IQ Annuity TM)                           92,993      (131,699)     (49,126)        (311)      (88,143)
  Touchstone Emerging Growth (Pinnacleplus TM)                         43,102        (4,538)     111,016         (470)      149,110
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                         --            --       (6,574)         (22)       (6,596)
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)                   --        (1,992)       8,551          (57)        6,502
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                         --       (15,684)           7           (3)      (15,680)
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                          56            --       25,402           (3)       25,455
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                       945          (851)      13,023          (19)       13,098
  Touchstone Enhanced ETF (AnnuiChoice TM)                          1,450,807        (1,176)      83,605         (382)    1,532,854
  Touchstone Enhanced ETF (GrandMaster flex3 TM)(January 18)*       1,098,036            --       75,955           (7)    1,173,984
  Touchstone Enhanced ETF (Grandmaster TM)                              5,841       (10,095)   2,533,442         (350)    2,528,838
  Touchstone Enhanced ETF (IQ Annuity TM)                             491,181        (2,232)     377,496          (18)      866,427
  Touchstone Enhanced ETF (Pinnacleplus TM)(June 24)*                  63,160        (1,074)      90,464          (42)      152,508
  Touchstone Growth & Income (AnnuiChoice TM)                              --        (1,860)      (9,100)        (266)      (11,226)
  Touchstone Growth & Income (GrandMaster flex3 TM)                        --          (119)     (48,567)          --       (48,686)
  Touchstone Growth & Income (IQ Annuity TM)                               --      (219,164)          46         (103)     (219,221)
  Touchstone Growth & Income (Pinnacleplus TM)                          2,053        (7,626)       8,856         (126)        3,157

                                                                  Increase
                                                                 (decrease)    Net assets,  Net assets,
                                                                     in         beginning     end of
                           Division                              net assets      of year       year
-------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                    $     183,394  $   361,730  $   545,124
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                    345,594      147,806      493,400
  Touchstone Aggressive ETF (Grandmaster TM)                          151,040    1,825,934    1,976,974
  Touchstone Aggressive ETF (IQ Annuity TM)                           913,839       25,069      938,908
  Touchstone Aggressive ETF (Pinnacleplus TM)                         163,686       31,211      194,897
  Touchstone Balanced (AnnuiChoice TM)                                    534      216,816      217,350
  Touchstone Balanced (GrandMaster flex3 TM)                           92,221      416,103      508,324
  Touchstone Balanced (Grandmaster TM)                                    162        3,105        3,267
  Touchstone Balanced (IQ Annuity TM)                                 (64,995)     321,164      256,169
  Touchstone Balanced (Pinnacleplus TM)                                24,341      303,980      328,321
  Touchstone Baron Small Cap (AnnuiChoice TM)                          55,201      363,348      418,549
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                   253,008      297,828      550,836
  Touchstone Baron Small Cap (Grandmaster TM)                         124,582      159,707      284,289
  Touchstone Baron Small Cap (IQ Annuity TM)                           96,906      993,752    1,090,658
  Touchstone Baron Small Cap (Pinnacleplus TM)                        247,943      247,413      495,356
  Touchstone Conservative ETF (AnnuiChoice TM)(June 17)*                4,772           --        4,772
  Touchstone Conservative ETF (GrandMaster flex3 TM)(May 26)*       1,117,717           --    1,117,717
  Touchstone Conservative ETF (Grandmaster TM)                        126,290        1,412      127,702
  Touchstone Conservative ETF (IQ Annuity TM)                       1,167,964       25,085    1,193,049
  Touchstone Conservative ETF (Pinnacleplus TM)                       301,029       32,045      333,074
  Touchstone Core Bond (AnnuiChoice TM)                              (110,629)     342,195      231,566
  Touchstone Core Bond (GrandMaster flex3 TM)                          29,631      509,360      538,991
  Touchstone Core Bond (Grandmaster TM)                               (28,008)      40,287       12,279
  Touchstone Core Bond (IQ Annuity TM)                                109,680      507,862      617,542
  Touchstone Core Bond (Pinnacleplus TM)                               75,901      125,065      200,966
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)                1,148       39,766       40,914
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)          4,809       27,933       32,742
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)               (60,424)     234,289      173,865
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)              (1,074)      45,987       44,913
  Touchstone Emerging Growth (AnnuiChoice TM)                         (69,202)     357,047      287,845
  Touchstone Emerging Growth (GrandMaster flex3 TM)                    38,155      100,671      138,826
  Touchstone Emerging Growth (Grandmaster TM)                          (1,959)     124,487      122,528
  Touchstone Emerging Growth (IQ Annuity TM)                          (44,187)     386,281      342,094
  Touchstone Emerging Growth (Pinnacleplus TM)                        199,583      238,106      437,689
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                     (6,887)       7,286          399
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)                4,031       51,615       55,646
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                    (16,521)      24,950        8,429
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                      25,327          558       25,885
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                    11,094       38,673       49,767
  Touchstone Enhanced ETF (AnnuiChoice TM)                          1,610,417           --    1,610,417
  Touchstone Enhanced ETF (GrandMaster flex3 TM)(January 18)*       1,213,416        3,056    1,216,472
  Touchstone Enhanced ETF (Grandmaster TM)                          2,534,391      274,323    2,808,714
  Touchstone Enhanced ETF (IQ Annuity TM)                             909,755           --      909,755
  Touchstone Enhanced ETF (Pinnacleplus TM)(June 24)*                 158,720       19,026      177,746
  Touchstone Growth & Income (AnnuiChoice TM)                         (10,574)      92,446       81,872
  Touchstone Growth & Income (GrandMaster flex3 TM)                   (44,714)     129,528       84,814
  Touchstone Growth & Income (IQ Annuity TM)                         (222,513)     272,839       50,326
  Touchstone Growth & Income (Pinnacleplus TM)                          3,365       79,590       82,955

                                                                             UNIT TRANSACTIONS
                                                                --------------------------------------------
                                                                                                   Increase
                                                                  Units     Units       Units     (decrease)
                           Division                             purchased  redeemed  transferred   in units
------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                        9,718    (1,697)       7,977      15,998
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                 25,918        (2)       6,340      32,256
  Touchstone Aggressive ETF (Grandmaster TM)                        2,103   (13,592)      20,187       8,698
  Touchstone Aggressive ETF (IQ Annuity TM)                        81,527       (89)       4,790      86,228
  Touchstone Aggressive ETF (Pinnacleplus TM)                       3,319      (150)      12,243      15,412
  Touchstone Balanced (AnnuiChoice TM)                                242    (1,196)          42        (912)
  Touchstone Balanced (GrandMaster flex3 TM)                        3,741      (835)       2,673       5,579
  Touchstone Balanced (Grandmaster TM)                                 --        --           --          --
  Touchstone Balanced (IQ Annuity TM)                                 138    (2,785)      (4,098)     (6,745)
  Touchstone Balanced (Pinnacleplus TM)                               473    (1,370)       1,664         767
  Touchstone Baron Small Cap (AnnuiChoice TM)                          --    (2,894)       4,909       2,015
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                 5,767      (506)      10,964      16,225
  Touchstone Baron Small Cap (Grandmaster TM)                         135   (10,982)      20,007       9,160
  Touchstone Baron Small Cap (IQ Annuity TM)                        4,502   (10,338)       8,262       2,426
  Touchstone Baron Small Cap (Pinnacleplus TM)                     10,262      (501)       6,122      15,883
  Touchstone Conservative ETF (AnnuiChoice TM)(June 17)*            2,257    (1,798)          --         459
  Touchstone Conservative ETF (GrandMaster flex3 TM)(May 26)*      80,757      (805)      28,218     108,170
  Touchstone Conservative ETF (Grandmaster TM)                      3,418       (51)       8,825      12,192
  Touchstone Conservative ETF (IQ Annuity TM)                     107,298   (13,058)      18,622     112,862
  Touchstone Conservative ETF (Pinnacleplus TM)                     1,917      (274)      27,481      29,124
  Touchstone Core Bond (AnnuiChoice TM)                             1,640   (12,601)       1,050      (9,911)
  Touchstone Core Bond (GrandMaster flex3 TM)                      14,420    (2,041)      (9,677)      2,702
  Touchstone Core Bond (Grandmaster TM)                                 9    (2,283)        (454)     (2,728)
  Touchstone Core Bond (IQ Annuity TM)                             10,770    (1,514)         483       9,739
  Touchstone Core Bond (Pinnacleplus TM)                            3,328      (753)       4,913       7,488
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)            3,420    (2,610)        (664)        146
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)         --       (10)         435         425
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)               844    (4,216)      (2,187)     (5,559)
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)              --       (95)          66         (29)
  Touchstone Emerging Growth (AnnuiChoice TM)                          --    (5,925)      (2,105)     (8,030)
  Touchstone Emerging Growth (GrandMaster flex3 TM)                 2,253       (68)        (521)      1,664
  Touchstone Emerging Growth (Grandmaster TM)                         871        (5)      (2,430)     (1,564)
  Touchstone Emerging Growth (IQ Annuity TM)                        6,750    (9,335)      (3,607)     (6,192)
  Touchstone Emerging Growth (Pinnacleplus TM)                      3,431      (381)       8,565      11,615
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                     --        (2)        (664)       (666)
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)               --      (188)         789         601
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                     --    (1,524)          --      (1,524)
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                       6        --        2,517       2,523
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                    82       (78)       1,171       1,175
  Touchstone Enhanced ETF (AnnuiChoice TM)                        138,587      (148)       7,634     146,073
  Touchstone Enhanced ETF (GrandMaster flex3 TM)(January 18)*     103,831        (1)       6,905     110,735
  Touchstone Enhanced ETF (Grandmaster TM)                            554      (981)     230,071     229,644
  Touchstone Enhanced ETF (IQ Annuity TM)                          47,318      (205)      35,826      82,939
  Touchstone Enhanced ETF (Pinnacleplus TM)(June 24)*               5,975      (108)       8,566      14,433
  Touchstone Growth & Income (AnnuiChoice TM)                          --      (177)        (766)       (943)
  Touchstone Growth & Income (GrandMaster flex3 TM)                    --       (10)      (3,742)     (3,752)
  Touchstone Growth & Income (IQ Annuity TM)                           --   (18,300)          --     (18,300)
  Touchstone Growth & Income (Pinnacleplus TM)                        169      (636)         727         260

SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

** - 2005 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                -------------------------------------------------------------

                                                                                               Change in net
                                                                                                 unrealized     Net increase
                                                                                Net realized    appreciation   (decrease) in
                                                                     Net       gain (loss) on  (depreciation)    net assets
                                                                 investment       sale of        during the    resulting from
                           Division                             income (loss)   investments        period        operations
-----------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone High Yield (AnnuiChoice TM)                        $      (2,386) $       (1,744) $        8,561  $        4,431
  Touchstone High Yield (GrandMaster flex3 TM)                         (7,347)          1,111          13,918           7,682
  Touchstone High Yield (Grandmaster TM)                               (3,502)        (18,585)         26,450           4,363
  Touchstone High Yield (IQ Annuity TM)                                (5,559)         (1,193)         13,486           6,734
  Touchstone High Yield (Pinnacleplus TM)                              (9,946)            287          22,297          12,638
  Touchstone Moderate ETF  (AnnuiChoice TM)                            (1,045)            133           5,530           4,618
  Touchstone Moderate ETF (GrandMaster flex3 TM)                      (16,067)          2,572          53,839          40,344
  Touchstone Moderate ETF (Grandmaster TM)                             (3,724)          1,446          11,449           9,171
  Touchstone Moderate ETF (IQ Annuity TM)                             (20,536)         13,711          56,316          49,491
  Touchstone Moderate ETF (Pinnacleplus TM)                            (7,545)          1,164          18,175          11,794
  Touchstone Money Market (AnnuiChoice TM)                              9,017              --              --           9,017
  Touchstone Third Avenue Value (AnnuiChoice TM)                       (1,993)        155,297         (17,708)        135,596
  Touchstone Third Avenue Value (GrandMaster flex3 TM)                 (5,436)         81,288         127,704         203,556
  Touchstone Third Avenue Value (Grandmaster TM)                         (416)        100,005          53,140         152,729
  Touchstone Third Avenue Value (IQ Annuity TM)                       (17,947)        207,472         213,371         402,896
  Touchstone Third Avenue Value (Pinnacleplus TM)                      (8,004)        135,314          71,049         198,359
  Touchstone Value Plus (AnnuiChoice TM)                               (1,653)         18,485         (15,144)          1,688
  Touchstone Value Plus (GrandMaster flex3 TM)                         (1,740)          2,627             133           1,020
  Touchstone Value Plus (Grandmaster TM)                                 (697)          3,599          (1,772)          1,130
  Touchstone Value Plus (IQ Annuity TM)                                (3,222)         11,790          (6,083)          2,485
  Touchstone Value Plus (Pinnacleplus TM)                              (3,875)          2,765           3,155           2,045
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                      24,554          (9,114)         (4,220)         11,220
  JP Morgan Bond (GrandMaster flex3 TM)                                12,902             992          (9,164)          4,730
  JP Morgan Bond (Grandmaster TM)                                       2,190            (264)         (1,124)            802
  JP Morgan Bond (IQ3 TM)                                               8,303          (1,396)         (4,143)          2,764
  JP Morgan Bond (Pinnacleplus TM)                                     10,447            (268)         (6,499)          3,680
  JP Morgan International Equity (AnnuiChoice TM)                        (464)          8,006          27,098          34,640
  JP Morgan International Equity (GrandMaster flex3 TM)                  (869)          7,439           5,195          11,765
  JP Morgan International Equity (Grandmaster TM)                      (5,414)          7,667          88,963          91,216
  JP Morgan International Equity (IQ3 TM)                                (919)          3,810          10,717          13,608
  JP Morgan International Equity (Pinnacleplus TM)                     (1,007)            589          12,865          12,447
  JP Morgan Mid Cap Value (AnnuiChoice TM)                             (1,163)          3,633          22,712          25,182
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                       (1,357)          8,222           7,905          14,770
  JP Morgan Mid Cap Value (Grandmaster TM)                             (9,195)          6,425          79,011          76,241
  JP Morgan Mid Cap Value (IQ3 TM)                                       (592)          7,391           2,913           9,712
  JP Morgan Mid Cap Value (Pinnacleplus TM)                            (5,520)         11,495          47,936          53,911
AFFILIATED INITIAL CLASS:
  Touchstone Money Market (GrandMaster flex3 TM)                          209              --              --             209
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                         215,877       1,003,229        (125,692)      1,093,414
  Fidelity VIP Growth (Grandmaster TM)                               (115,377)     (1,972,162)      2,606,374         518,835
  Fidelity VIP High Income (Grandmaster TM)                         1,019,844         509,099      (1,453,096)         75,847
  Fidelity VIP II Asset Manager (Grandmaster TM)                      187,092        (637,438)        689,694         239,348
  Fidelity VIP II Contrafund (Grandmaster TM)                        (258,845)      1,531,790       2,297,400       3,570,345
  Fidelity VIP II Index 500 (Grandmaster TM)                           62,778         773,030        (512,584)        323,224
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)              158,957           7,039        (133,319)         32,677
  Fidelity VIP III Balanced (Grandmaster TM)                           52,100          64,785           5,451         122,336
  Fidelity VIP III Growth & Income (Grandmaster TM)                    16,190         425,393        (150,689)        290,894
  Fidelity VIP III Growth Opportunities (Grandmaster TM)               (6,040)         54,226          67,577         115,763
  Fidelity VIP Overseas (Grandmaster TM)                               (6,970)        417,069         509,287         919,386

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone High Yield (AnnuiChoice TM)                        $          --  $    (53,670) $   (31,418) $      (576) $    (85,664)
  Touchstone High Yield (GrandMaster flex3 TM)                         35,579       (36,894)     (28,190)        (255)      (29,760)
  Touchstone High Yield (Grandmaster TM)                                   --       (20,526)      45,010           (9)       24,475
  Touchstone High Yield (IQ Annuity TM)                                55,101       (10,974)     (17,404)        (595)       26,128
  Touchstone High Yield (Pinnacleplus TM)                             163,995       (21,773)     264,498         (344)      406,376
  Touchstone Moderate ETF  (AnnuiChoice TM)                           103,147        (2,253)      28,512          (18)      129,388
  Touchstone Moderate ETF (GrandMaster flex3 TM)                      869,380       (18,984)     405,902          (49)    1,256,249
  Touchstone Moderate ETF (Grandmaster TM)                             35,524       (14,131)     218,851          (74)      240,170
  Touchstone Moderate ETF (IQ Annuity TM)                           1,180,312      (172,380)     326,332         (427)    1,333,837
  Touchstone Moderate ETF (Pinnacleplus TM)                            90,317       (32,599)     174,299          (30)      231,987
  Touchstone Money Market (AnnuiChoice TM)                                 --            --          141       (1,911)       (1,770)
  Touchstone Third Avenue Value (AnnuiChoice TM)                       22,874      (125,223)      (8,168)      (2,540)     (113,057)
  Touchstone Third Avenue Value (GrandMaster flex3 TM)                493,818       (75,933)     601,860         (518)    1,019,227
  Touchstone Third Avenue Value (Grandmaster TM)                       16,661      (252,856)   1,886,806         (394)    1,650,217
  Touchstone Third Avenue Value (IQ Annuity TM)                       142,899      (378,692)     293,466       (1,853)       55,820
  Touchstone Third Avenue Value (Pinnacleplus TM)                     296,458       (35,988)     766,919         (941)    1,026,448
  Touchstone Value Plus (AnnuiChoice TM)                                   --        (8,785)     (45,015)        (477)      (54,277)
  Touchstone Value Plus (GrandMaster flex3 TM)                         17,554          (201)       4,091          (34)       21,410
  Touchstone Value Plus (Grandmaster TM)                                   --       (23,902)      15,945          (20)       (7,977)
  Touchstone Value Plus (IQ Annuity TM)                                 8,179       (10,258)       8,996         (141)        6,776
  Touchstone Value Plus (Pinnacleplus TM)                               8,322        (5,280)      71,162          (21)       74,183
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                          --       (31,259)     151,853       (1,833)      118,761
  JP Morgan Bond (GrandMaster flex3 TM)                                26,406       (60,299)         (49)        (217)      (34,159)
  JP Morgan Bond (Grandmaster TM)                                          --       (15,899)       2,617           (5)      (13,287)
  JP Morgan Bond (IQ3 TM)                                              28,523       (52,978)      11,563         (642)      (13,534)
  JP Morgan Bond (Pinnacleplus TM)                                     20,566        (7,218)     153,249         (354)      166,243
  JP Morgan International Equity (AnnuiChoice TM)                       7,261        (9,517)      56,708       (1,221)       53,231
  JP Morgan International Equity (GrandMaster flex3 TM)                66,501          (703)      10,307          (50)       76,055
  JP Morgan International Equity (Grandmaster TM)                      11,805       (70,756)     173,309         (532)      113,826
  JP Morgan International Equity (IQ3 TM)                              49,734          (814)      39,311          (24)       88,207
  JP Morgan International Equity (Pinnacleplus TM)                     19,405        (2,263)      73,677          (90)       90,729
  JP Morgan Mid Cap Value (AnnuiChoice TM)                              6,890        (7,258)     194,413         (585)      193,460
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                       53,671        (4,639)      47,866         (253)       96,645
  JP Morgan Mid Cap Value (Grandmaster TM)                             13,819       (51,463)   1,131,498         (264)    1,093,590
  JP Morgan Mid Cap Value (IQ3 TM)                                     38,626        (7,351)      19,026          (77)       50,224
  JP Morgan Mid Cap Value (Pinnacleplus TM)                           174,043       (21,336)     316,908         (399)      469,216
AFFILIATED INITIAL CLASS:
  Touchstone Money Market (GrandMaster flex3 TM)                           --            --      (49,055)          --       (49,055)
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                         147,403    (3,722,428)    (954,485)      (9,871)   (4,539,381)
  Fidelity VIP Growth (Grandmaster TM)                                 45,757    (2,392,833)  (1,659,878)      (6,543)   (4,013,497)
  Fidelity VIP High Income (Grandmaster TM)                            12,124    (2,153,388)    (139,132)      (3,441)   (2,283,837)
  Fidelity VIP II Asset Manager (Grandmaster TM)                       43,068    (2,627,600)    (919,632)      (4,127)   (3,508,291)
  Fidelity VIP II Contrafund (Grandmaster TM)                          93,987    (4,017,995)    (173,109)      (9,262)   (4,106,379)
  Fidelity VIP II Index 500 (Grandmaster TM)                               --    (2,371,236)    (652,557)      (5,064)   (3,028,857)
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)               39,160      (875,180)    (207,882)      (1,357)   (1,045,259)
  Fidelity VIP III Balanced (Grandmaster TM)                           19,021      (890,617)     (70,440)      (1,434)     (943,470)
  Fidelity VIP III Growth & Income (Grandmaster TM)                    64,671    (1,077,482)    (582,005)      (1,985)   (1,596,801)
  Fidelity VIP III Growth Opportunities (Grandmaster TM)                5,560      (447,585)    (276,502)        (998)     (719,525)
  Fidelity VIP Overseas (Grandmaster TM)                               15,859      (785,157)    (203,232)      (2,383)     (974,913)

                                                                  Increase
                                                                 (decrease)    Net assets,  Net assets,
                                                                     in         beginning     end of
                           Division                              net assets      of year       year
-------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone High Yield (AnnuiChoice TM)                        $     (81,233) $   247,250  $   166,017
  Touchstone High Yield (GrandMaster flex3 TM)                        (22,078)     488,387      466,309
  Touchstone High Yield (Grandmaster TM)                               28,838      342,006      370,844
  Touchstone High Yield (IQ Annuity TM)                                32,862      363,825      396,687
  Touchstone High Yield (Pinnacleplus TM)                             419,014      321,578      740,592
  Touchstone Moderate ETF  (AnnuiChoice TM)                           134,006        7,582      141,588
  Touchstone Moderate ETF (GrandMaster flex3 TM)                    1,296,593      303,011    1,599,604
  Touchstone Moderate ETF (Grandmaster TM)                            249,341      126,188      375,529
  Touchstone Moderate ETF (IQ Annuity TM)                           1,383,328      487,716    1,871,044
  Touchstone Moderate ETF (Pinnacleplus TM)                           243,781      359,847      603,628
  Touchstone Money Market (AnnuiChoice TM)                              7,247      423,122      430,369
  Touchstone Third Avenue Value (AnnuiChoice TM)                       22,539      954,492      977,031
  Touchstone Third Avenue Value (GrandMaster flex3 TM)              1,222,783      732,653    1,955,436
  Touchstone Third Avenue Value (Grandmaster TM)                    1,802,946      306,055    2,109,001
  Touchstone Third Avenue Value (IQ Annuity TM)                       458,716    2,541,343    3,000,059
  Touchstone Third Avenue Value (Pinnacleplus TM)                   1,224,807      747,832    1,972,639
  Touchstone Value Plus (AnnuiChoice TM)                              (52,589)     208,045      155,456
  Touchstone Value Plus (GrandMaster flex3 TM)                         22,430      101,142      123,572
  Touchstone Value Plus (Grandmaster TM)                               (6,847)      41,873       35,026
  Touchstone Value Plus (IQ Annuity TM)                                 9,261      216,436      225,697
  Touchstone Value Plus (Pinnacleplus TM)                              76,228      187,149      263,377
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                     129,981      609,508      739,489
  JP Morgan Bond (GrandMaster flex3 TM)                               (29,429)     415,987      386,558
  JP Morgan Bond (Grandmaster TM)                                     (12,485)      53,623       41,138
  JP Morgan Bond (IQ3 TM)                                             (10,770)     211,100      200,330
  JP Morgan Bond (Pinnacleplus TM)                                    169,923      300,320      470,243
  JP Morgan International Equity (AnnuiChoice TM)                      87,871      311,563      399,434
  JP Morgan International Equity (GrandMaster flex3 TM)                87,820       92,389      180,209
  JP Morgan International Equity (Grandmaster TM)                     205,042      917,519    1,122,561
  JP Morgan International Equity (IQ3 TM)                             101,815       67,311      169,126
  JP Morgan International Equity (Pinnacleplus TM)                    103,176       43,115      146,291
  JP Morgan Mid Cap Value (AnnuiChoice TM)                            218,642      137,277      355,919
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                      111,415      140,903      252,318
  JP Morgan Mid Cap Value (Grandmaster TM)                          1,169,831       54,004    1,223,835
  JP Morgan Mid Cap Value (IQ3 TM)                                     59,936      101,404      161,340
  JP Morgan Mid Cap Value (Pinnacleplus TM)                           523,127      407,459      930,586
AFFILIATED INITIAL CLASS:
  Touchstone Money Market (GrandMaster flex3 TM)                      (48,846)      48,846           --
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                      (3,445,967)  29,589,247   26,143,280
  Fidelity VIP Growth (Grandmaster TM)                             (3,494,662)  16,748,414   13,253,752
  Fidelity VIP High Income (Grandmaster TM)                        (2,207,990)   8,702,372    6,494,382
  Fidelity VIP II Asset Manager (Grandmaster TM)                   (3,268,943)  12,873,336    9,604,393
  Fidelity VIP II Contrafund (Grandmaster TM)                        (536,034)  25,852,922   25,316,888
  Fidelity VIP II Index 500 (Grandmaster TM)                       (2,705,633)  12,747,676   10,042,043
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)           (1,012,582)   5,028,286    4,015,704
  Fidelity VIP III Balanced (Grandmaster TM)                         (821,134)   3,819,960    2,998,826
  Fidelity VIP III Growth & Income (Grandmaster TM)                (1,305,907)   6,304,071    4,998,164
  Fidelity VIP III Growth Opportunities (Grandmaster TM)             (603,762)   2,222,439    1,618,677
  Fidelity VIP Overseas (Grandmaster TM)                              (55,527)   5,939,382    5,883,855

                                                                             UNIT TRANSACTIONS
                                                                --------------------------------------------
                                                                                                   Increase
                                                                  Units     Units       Units     (decrease)
                           Division                             purchased  redeemed  transferred   in units
------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone High Yield (AnnuiChoice TM)                                1    (3,982)      (2,317)     (6,298)
  Touchstone High Yield (GrandMaster flex3 TM)                      2,718    (2,821)      (2,169)     (2,272)
  Touchstone High Yield (Grandmaster TM)                               --    (1,918)       3,973       2,055
  Touchstone High Yield (IQ Annuity TM)                             4,037      (850)      (1,270)      1,917
  Touchstone High Yield (Pinnacleplus TM)                          14,513    (1,945)      23,290      35,858
  Touchstone Moderate ETF  (AnnuiChoice TM)                        10,106      (215)       2,787      12,678
  Touchstone Moderate ETF (GrandMaster flex3 TM)                   84,964    (1,833)      39,824     122,955
  Touchstone Moderate ETF (Grandmaster TM)                          3,423    (1,397)      21,388      23,414
  Touchstone Moderate ETF (IQ Annuity TM)                         116,079   (16,703)      31,239     130,615
  Touchstone Moderate ETF (Pinnacleplus TM)                         8,791    (3,181)      16,915      22,525
  Touchstone Money Market (AnnuiChoice TM)                             --      (187)          --        (187)
  Touchstone Third Avenue Value (AnnuiChoice TM)                    1,639    (8,903)        (888)     (8,152)
  Touchstone Third Avenue Value (GrandMaster flex3 TM)             34,057    (5,024)      39,427      68,460
  Touchstone Third Avenue Value (Grandmaster TM)                    1,261   (19,810)     143,108     124,559
  Touchstone Third Avenue Value (IQ Annuity TM)                     9,837   (26,407)      20,341       3,771
  Touchstone Third Avenue Value (Pinnacleplus TM)                  19,675    (2,321)      47,465      64,819
  Touchstone Value Plus (AnnuiChoice TM)                               --      (927)      (4,423)     (5,350)
  Touchstone Value Plus (GrandMaster flex3 TM)                      1,541       (21)         369       1,889
  Touchstone Value Plus (Grandmaster TM)                               --    (2,190)       1,538        (652)
  Touchstone Value Plus (IQ Annuity TM)                               835    (1,047)         973         761
  Touchstone Value Plus (Pinnacleplus TM)                             703      (445)       5,975       6,233
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                       1    (2,899)      13,313      10,415
  JP Morgan Bond (GrandMaster flex3 TM)                             2,395    (5,483)          (8)     (3,096)
  JP Morgan Bond (Grandmaster TM)                                      --    (1,512)         251      (1,261)
  JP Morgan Bond (IQ3 TM)                                           2,554    (4,797)       1,044      (1,199)
  JP Morgan Bond (Pinnacleplus TM)                                  1,996      (739)      14,912      16,169
  JP Morgan International Equity (AnnuiChoice TM)                     558      (884)       4,564       4,238
  JP Morgan International Equity (GrandMaster flex3 TM)             5,103       (61)         803       5,845
  JP Morgan International Equity (Grandmaster TM)                   1,015    (5,990)      14,416       9,441
  JP Morgan International Equity (IQ3 TM)                           4,014       (69)       3,279       7,224
  JP Morgan International Equity (Pinnacleplus TM)                  1,464      (173)       5,300       6,591
  JP Morgan Mid Cap Value (AnnuiChoice TM)                            459      (539)      13,617      13,537
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                    3,608      (322)       3,289       6,575
  JP Morgan Mid Cap Value (Grandmaster TM)                          1,136    (4,231)      97,195      94,100
  JP Morgan Mid Cap Value (IQ3 TM)                                  2,645      (525)       1,338       3,458
  JP Morgan Mid Cap Value (Pinnacleplus TM)                        12,938    (1,569)      23,127      34,496
AFFILIATED INITIAL CLASS:
  Touchstone Money Market (GrandMaster flex3 TM)                       --        --       (4,929)     (4,929)
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                       3,009   (75,831)     (19,553)    (92,375)
  Fidelity VIP Growth (Grandmaster TM)                                856   (44,565)     (31,170)    (74,879)
  Fidelity VIP High Income (Grandmaster TM)                           778  (137,784)      (8,936)   (145,942)
  Fidelity VIP II Asset Manager (Grandmaster TM)                    1,402   (85,277)     (29,515)   (113,390)
  Fidelity VIP II Contrafund (Grandmaster TM)                       2,850  (121,535)      (5,229)   (123,914)
  Fidelity VIP II Index 500 (Grandmaster TM)                           --   (84,634)     (23,079)   (107,713)
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)            1,538   (34,506)      (8,190)    (41,158)
  Fidelity VIP III Balanced (Grandmaster TM)                        1,412   (66,540)      (4,582)    (69,710)
  Fidelity VIP III Growth & Income (Grandmaster TM)                 4,283   (72,018)     (38,241)   (105,976)
  Fidelity VIP III Growth Opportunities (Grandmaster TM)              518   (40,947)     (24,943)    (65,372)
  Fidelity VIP Overseas (Grandmaster TM)                              584   (29,530)      (6,461)    (35,407)

SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

** - 2005 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                -------------------------------------------------------------

                                                                                               Change in net
                                                                                                 unrealized     Net increase
                                                                                Net realized    appreciation   (decrease) in
                                                                     Net       gain (loss) on  (depreciation)    net assets
                                                                 investment       sale of        during the    resulting from
                           Division                             income (loss)   investments        period        operations
-----------------------------------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice TM)                      $      36,918  $           --  $           --  $       36,918
  Touchstone Money Market (GrandMaster flex3 TM)                       19,404              --              --          19,404
  Touchstone Money Market (Grandmaster TM)                             97,480              --              --          97,480
  Touchstone Money Market (IQ Annuity TM)                                 778              --              --             778
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                           (64,375)        728,095          69,364         733,084
  MFS Capital Opportunities (AnnuiChoice TM)                             (436)         (1,672)          1,245            (863)
  MFS Capital Opportunities (GrandMaster flex3 TM)                     (1,243)            590             597             (56)
  MFS Capital Opportunities (Grandmaster TM)                             (392)          1,724          (1,758)           (426)
  MFS Capital Opportunities (IQ Annuity TM)                            (2,545)         24,776         (23,032)           (801)
  MFS Capital Opportunities (Pinnacleplus TM)                            (857)             92           1,332             567
  MFS Emerging Growth (AnnuiChoice TM)                                   (293)          3,694            (370)          3,031
  MFS Emerging Growth (GrandMaster flex3 TM)                           (1,101)           (105)          6,445           5,239
  MFS Emerging Growth (Grandmaster TM)                                   (758)          1,618           2,587           3,447
  MFS Emerging Growth (IQ Annuity TM)                                  (7,962)         70,646         (68,636)         (5,952)
  MFS Emerging Growth (Pinnacleplus TM)                                  (578)            565           4,127           4,114
  MFS Investors Growth Stock (AnnuiChoice TM)                            (624)          1,532           1,465           2,373
  MFS Investors Growth Stock (GrandMaster flex3 TM)                    (1,062)         11,024          (5,955)          4,007
  MFS Investors Growth Stock (Grandmaster TM)                            (259)            999            (118)            622
  MFS Investors Growth Stock (IQ Annuity TM)                             (576)          9,576          (6,102)          2,898
  MFS Investors Growth Stock (Pinnacleplus TM)                         (1,288)            220           3,255           2,187
  MFS Mid Cap Growth (AnnuiChoice TM)                                  (1,373)          9,155          (5,984)          1,798
  MFS Mid Cap Growth (GrandMaster flex3 TM)                            (1,585)            446           2,977           1,838
  MFS Mid Cap Growth (Grandmaster TM)                                  (6,627)         91,381        (161,328)        (76,574)
  MFS Mid Cap Growth (IQ Annuity TM)                                   (2,477)          2,966             558           1,047
  MFS Mid Cap Growth (Pinnacleplus TM)                                 (1,905)            326           4,356           2,777
  MFS New Discovery (AnnuiChoice TM)                                     (981)           (644)         (6,822)         (8,447)
  MFS New Discovery (GrandMaster flex3 TM)                               (953)            451          (9,531)        (10,033)
  MFS New Discovery (Grandmaster TM)                                   (2,262)         18,853         (25,279)         (8,688)
  MFS New Discovery (IQ Annuity TM)                                    (1,588)         11,084          (8,801)            695
  MFS New Discovery (Pinnacleplus TM)                                    (130)             19             424             313
  MFS Total Return (AnnuiChoice TM)                                    12,917          63,666         (68,933)          7,650
  MFS Total Return (GrandMaster flex3 TM)                               2,271          20,838         (20,647)          2,462
  MFS Total Return (Grandmaster TM)                                    23,268         123,877        (124,375)         22,770
  MFS Total Return (IQ Annuity TM)                                     15,686          89,249         (90,818)         14,117
  MFS Total Return (Pinnacleplus TM)                                    4,379          37,722         (32,033)         10,068
AFFILIATED SERVICE CLASS 2:
  Touchstone Money Market (IQ Annuity TM)                              57,296              --              --          57,296
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                           7,190          16,316         (16,193)          7,313
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                     1,509             313           3,688           5,510
  Fidelity VIP Asset Manager (IQ3)                                      6,911           6,000          (1,404)         11,507
  Fidelity VIP Asset Manager (Pinnacleplus TM)                            364             638             864           1,866
  Fidelity VIP Balanced (AnnuiChoice TM)                                4,097           3,884           2,899          10,880
  Fidelity VIP Balanced (GrandMaster flex3 TM)                          2,613             679           8,985          12,277
  Fidelity VIP Balanced (IQ3 TM)                                        6,717          46,578         (30,625)         22,670
  Fidelity VIP Balanced (Pinnacleplus TM)                                 431             926           8,733          10,090
  Fidelity VIP Contrafund (AnnuiChoice TM)                            (11,082)         78,115         123,277         190,310
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                      (19,306)         94,255         132,337         207,286
  Fidelity VIP Contrafund (IQ3)                                       (31,600)        433,910         (50,406)        351,904
  Fidelity VIP Contrafund (Pinnacleplus TM)                           (20,402)         44,240         179,871         203,709

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice TM)                      $     137,778  $   (257,991) $   169,803  $    (8,290) $     41,300
  Touchstone Money Market (GrandMaster flex3 TM)                    2,536,719      (475,912)  (2,586,053)        (261)     (525,507)
  Touchstone Money Market (Grandmaster TM)                             87,240    (3,060,809)   2,720,078       (2,408)     (255,899)
  Touchstone Money Market (IQ Annuity TM)                                  --       (19,850)          (4)         (52)      (19,906)
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                            21,222      (579,448)    (474,223)      (1,221)   (1,033,670)
  MFS Capital Opportunities (AnnuiChoice TM)                               --        (3,211)     (23,190)        (303)      (26,704)
  MFS Capital Opportunities (GrandMaster flex3 TM)                         --        (2,016)         564          (34)       (1,486)
  MFS Capital Opportunities (Grandmaster TM)                              720       (14,714)          42          (40)      (13,992)
  MFS Capital Opportunities (IQ Annuity TM)                            46,000       (87,184)      (2,256)        (120)      (43,560)
  MFS Capital Opportunities (Pinnacleplus TM)                           1,038          (687)      25,866          (23)       26,194
  MFS Emerging Growth (AnnuiChoice TM)                                  8,425        (1,348)      (9,535)        (128)       (2,586)
  MFS Emerging Growth (GrandMaster flex3 TM)                               --            --       63,668           --        63,668
  MFS Emerging Growth (Grandmaster TM)                                     --        (7,685)      21,515          (39)       13,791
  MFS Emerging Growth (IQ Annuity TM)                                  12,307       (96,647)     (45,428)        (929)     (130,697)
  MFS Emerging Growth (Pinnacleplus TM)                                 2,109          (243)      22,080          (55)       23,891
  MFS Investors Growth Stock (AnnuiChoice TM)                              --            --       (4,102)        (205)       (4,307)
  MFS Investors Growth Stock (GrandMaster flex3 TM)                        --          (317)     (12,884)        (105)      (13,306)
  MFS Investors Growth Stock (Grandmaster TM)                              --          (196)          --          (28)         (224)
  MFS Investors Growth Stock (IQ Annuity TM)                               --       (29,755)       8,423         (167)      (21,499)
  MFS Investors Growth Stock (Pinnacleplus TM)                          1,038          (387)          21          (33)          639
  MFS Mid Cap Growth (AnnuiChoice TM)                                      --       (72,545)      11,924         (387)      (61,008)
  MFS Mid Cap Growth (GrandMaster flex3 TM)                            11,287          (122)       2,670         (131)       13,704
  MFS Mid Cap Growth (Grandmaster TM)                                  20,227       (40,342)  (1,126,247)        (357)   (1,146,719)
  MFS Mid Cap Growth (IQ Annuity TM)                                   43,617       (23,127)     (14,710)         (57)        5,723
  MFS Mid Cap Growth (Pinnacleplus TM)                                  1,785        (1,862)      28,309         (107)       28,125
  MFS New Discovery (AnnuiChoice TM)                                       --        (1,605)     (75,815)        (305)      (77,726)
  MFS New Discovery (GrandMaster flex3 TM)                                 --        (1,118)    (203,929)         (20)     (205,067)
  MFS New Discovery (Grandmaster TM)                                       --       (59,944)    (110,835)         (29)     (170,808)
  MFS New Discovery (IQ Annuity TM)                                         4       (37,620)      (3,614)         (42)      (41,272)
  MFS New Discovery (Pinnacleplus TM)                                     420            --        3,848          (10)        4,258
  MFS Total Return (AnnuiChoice TM)                                     8,454       (75,439)    (129,501)      (1,586)     (198,072)
  MFS Total Return (GrandMaster flex3 TM)                              28,281       (39,608)     (22,976)        (220)      (34,523)
  MFS Total Return (Grandmaster TM)                                    70,421      (188,432)     131,849         (367)       13,471
  MFS Total Return (IQ Annuity TM)                                     53,123      (200,512)     (54,259)      (1,156)     (202,804)
  MFS Total Return (Pinnacleplus TM)                                  214,225       (27,131)     240,316         (326)      427,084
AFFILIATED SERVICE CLASS 2:
  Touchstone Money Market (IQ Annuity TM)                             900,147      (727,075)     785,799       (2,315)      956,556
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                          92,882       (24,199)    (149,638)        (949)      (81,904)
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                    31,018        (8,706)      32,377          (43)       54,646
  Fidelity VIP Asset Manager (IQ3)                                      1,055       (15,349)     (70,313)        (285)      (84,892)
  Fidelity VIP Asset Manager (Pinnacleplus TM)                          3,000        (9,181)      28,404          (35)       22,188
  Fidelity VIP Balanced (AnnuiChoice TM)                               30,675       (11,758)     (34,406)        (886)      (16,375)
  Fidelity VIP Balanced (GrandMaster flex3 TM)                          9,537        (4,975)       2,900          (88)        7,374
  Fidelity VIP Balanced (IQ3 TM)                                       17,556      (226,852)     108,108         (332)     (101,520)
  Fidelity VIP Balanced (Pinnacleplus TM)                              74,498        (7,082)      53,518          (74)      120,860
  Fidelity VIP Contrafund (AnnuiChoice TM)                            245,464      (133,889)     429,031       (3,994)      536,612
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                      457,230       (10,697)     367,089         (634)      812,988
  Fidelity VIP Contrafund (IQ3)                                       442,593      (252,272)      32,110       (1,005)      221,426
  Fidelity VIP Contrafund (Pinnacleplus TM)                           308,865       (31,899)     563,846         (748)      840,064

                                                                  Increase
                                                                 (decrease)    Net assets,  Net assets,
                                                                     in         beginning     end of
                           Division                              net assets      of year       year
-------------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice TM)                      $      78,218  $ 1,943,415  $ 2,021,633
  Touchstone Money Market (GrandMaster flex3 TM)                     (506,103)   1,256,350      750,247
  Touchstone Money Market (Grandmaster TM)                           (158,419)   5,557,308    5,398,889
  Touchstone Money Market (IQ Annuity TM)                             (19,128)      60,220       41,092
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                          (300,586)   4,946,391    4,645,805
  MFS Capital Opportunities (AnnuiChoice TM)                          (27,567)     122,664       95,097
  MFS Capital Opportunities (GrandMaster flex3 TM)                     (1,542)     125,384      123,842
  MFS Capital Opportunities (Grandmaster TM)                          (14,418)      62,107       47,689
  MFS Capital Opportunities (IQ Annuity TM)                           (44,361)     320,519      276,158
  MFS Capital Opportunities (Pinnacleplus TM)                          26,761       57,787       84,548
  MFS Emerging Growth (AnnuiChoice TM)                                    445       17,652       18,097
  MFS Emerging Growth (GrandMaster flex3 TM)                           68,907       29,376       98,283
  MFS Emerging Growth (Grandmaster TM)                                 17,238       57,984       75,222
  MFS Emerging Growth (IQ Annuity TM)                                (136,649)     445,185      308,536
  MFS Emerging Growth (Pinnacleplus TM)                                28,005       14,006       42,011
  MFS Investors Growth Stock (AnnuiChoice TM)                          (1,934)      73,913       71,979
  MFS Investors Growth Stock (GrandMaster flex3 TM)                    (9,299)      45,404       36,105
  MFS Investors Growth Stock (Grandmaster TM)                             398       20,262       20,660
  MFS Investors Growth Stock (IQ Annuity TM)                          (18,601)      67,098       48,497
  MFS Investors Growth Stock (Pinnacleplus TM)                          2,826       84,347       87,173
  MFS Mid Cap Growth (AnnuiChoice TM)                                 (59,210)     194,410      135,200
  MFS Mid Cap Growth (GrandMaster flex3 TM)                            15,542       95,440      110,982
  MFS Mid Cap Growth (Grandmaster TM)                              (1,223,293)   1,307,172       83,879
  MFS Mid Cap Growth (IQ Annuity TM)                                    6,770      163,976      170,746
  MFS Mid Cap Growth (Pinnacleplus TM)                                 30,902      101,856      132,758
  MFS New Discovery (AnnuiChoice TM)                                  (86,173)     173,892       87,719
  MFS New Discovery (GrandMaster flex3 TM)                           (215,100)     250,394       35,294
  MFS New Discovery (Grandmaster TM)                                 (179,496)     287,221      107,725
  MFS New Discovery (IQ Annuity TM)                                   (40,577)     123,817       83,240
  MFS New Discovery (Pinnacleplus TM)                                   4,571        7,451       12,022
  MFS Total Return (AnnuiChoice TM)                                  (190,422)     737,744      547,322
  MFS Total Return (GrandMaster flex3 TM)                             (32,061)     273,468      241,407
  MFS Total Return (Grandmaster TM)                                    36,241    1,949,738    1,985,979
  MFS Total Return (IQ Annuity TM)                                   (188,687)   1,323,030    1,134,343
  MFS Total Return (Pinnacleplus TM)                                  437,152      585,745    1,022,897
AFFILIATED SERVICE CLASS 2:
  Touchstone Money Market (IQ Annuity TM)                           1,013,852    3,100,308    4,114,160
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                         (74,591)     443,168      368,577
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                    60,156      191,795      251,951
  Fidelity VIP Asset Manager (IQ3)                                    (73,385)     592,349      518,964
  Fidelity VIP Asset Manager (Pinnacleplus TM)                         24,054       53,786       77,840
  Fidelity VIP Balanced (AnnuiChoice TM)                               (5,495)     278,709      273,214
  Fidelity VIP Balanced (GrandMaster flex3 TM)                         19,651      298,144      317,795
  Fidelity VIP Balanced (IQ3 TM)                                      (78,850)     618,782      539,932
  Fidelity VIP Balanced (Pinnacleplus TM)                             130,950      124,437      255,387
  Fidelity VIP Contrafund (AnnuiChoice TM)                            726,922    1,010,053    1,736,975
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                    1,020,274      728,370    1,748,644
  Fidelity VIP Contrafund (IQ3)                                       573,330    2,118,543    2,691,873
  Fidelity VIP Contrafund (Pinnacleplus TM)                         1,043,773      798,980    1,842,753

                                                                             UNIT TRANSACTIONS
                                                                --------------------------------------------
                                                                                                   Increase
                                                                  Units     Units       Units     (decrease)
                           Division                             purchased  redeemed  transferred   in units
------------------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice TM)                         13,962   (26,598)      16,792       4,156
  Touchstone Money Market (GrandMaster flex3 TM)                  254,641   (47,679)    (258,983)    (52,021)
  Touchstone Money Market (Grandmaster TM)                          8,699  (305,149)     271,226     (25,224)
  Touchstone Money Market (IQ Annuity TM)                              --    (1,972)          --      (1,972)
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                           823   (22,741)     (17,704)    (39,622)
  MFS Capital Opportunities (AnnuiChoice TM)                           --      (393)      (2,681)     (3,074)
  MFS Capital Opportunities (GrandMaster flex3 TM)                     --      (183)          54        (129)
  MFS Capital Opportunities (Grandmaster TM)                           96    (1,989)          --      (1,893)
  MFS Capital Opportunities (IQ Annuity TM)                         6,392   (12,093)        (299)     (6,000)
  MFS Capital Opportunities (Pinnacleplus TM)                          91       (63)       2,232       2,260
  MFS Emerging Growth (AnnuiChoice TM)                                926      (145)        (873)        (92)
  MFS Emerging Growth (GrandMaster flex3 TM)                           --        --        5,385       5,385
  MFS Emerging Growth (Grandmaster TM)                                 --      (882)       2,196       1,314
  MFS Emerging Growth (IQ Annuity TM)                               2,101   (16,194)     (10,611)    (24,704)
  MFS Emerging Growth (Pinnacleplus TM)                               190       (25)       1,978       2,143
  MFS Investors Growth Stock (AnnuiChoice TM)                          --       (22)        (415)       (437)
  MFS Investors Growth Stock (GrandMaster flex3 TM)                    --       (40)        (906)       (946)
  MFS Investors Growth Stock (Grandmaster TM)                          --       (19)          --         (19)
  MFS Investors Growth Stock (IQ Annuity TM)                           --    (4,710)       1,754      (2,956)
  MFS Investors Growth Stock (Pinnacleplus TM)                         99       (37)          --          62
  MFS Mid Cap Growth (AnnuiChoice TM)                                   1    (8,882)       1,697      (7,184)
  MFS Mid Cap Growth (GrandMaster flex3 TM)                         1,019       (22)         184       1,181
  MFS Mid Cap Growth (Grandmaster TM)                               3,032    (6,364)    (175,698)   (179,030)
  MFS Mid Cap Growth (IQ Annuity TM)                                7,223    (4,022)      (2,481)        720
  MFS Mid Cap Growth (Pinnacleplus TM)                                151      (166)       2,412       2,397
  MFS New Discovery (AnnuiChoice TM)                                   --      (201)      (8,901)     (9,102)
  MFS New Discovery (GrandMaster flex3 TM)                             --      (105)     (19,308)    (19,413)
  MFS New Discovery (Grandmaster TM)                                   --    (7,016)     (13,322)    (20,338)
  MFS New Discovery (IQ Annuity TM)                                    --    (5,163)        (235)     (5,398)
  MFS New Discovery (Pinnacleplus TM)                                  39        (1)         324         362
  MFS Total Return (AnnuiChoice TM)                                   716    (6,427)     (11,028)    (16,739)
  MFS Total Return (GrandMaster flex3 TM)                           2,398    (3,368)      (1,949)     (2,919)
  MFS Total Return (Grandmaster TM)                                 6,165   (16,426)      11,265       1,004
  MFS Total Return (IQ Annuity TM)                                  4,645   (17,457)      (4,561)    (17,373)
  MFS Total Return (Pinnacleplus TM)                               18,576    (2,369)      20,577      36,784
AFFILIATED SERVICE CLASS 2:
  Touchstone Money Market (IQ Annuity TM)                          90,723   (72,951)      78,611      96,383
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                       8,419    (2,294)     (13,741)     (7,616)
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                 3,043      (856)       3,111       5,298
  Fidelity VIP Asset Manager (IQ3)                                    103    (1,493)      (6,633)     (8,023)
  Fidelity VIP Asset Manager (Pinnacleplus TM)                        279      (857)       2,655       2,077
  Fidelity VIP Balanced (AnnuiChoice TM)                            2,819    (1,149)      (3,216)     (1,546)
  Fidelity VIP Balanced (GrandMaster flex3 TM)                        848      (444)         270         674
  Fidelity VIP Balanced (IQ3 TM)                                    1,711   (22,254)      10,838      (9,705)
  Fidelity VIP Balanced (Pinnacleplus TM)                           6,936      (667)       5,034      11,303
  Fidelity VIP Contrafund (AnnuiChoice TM)                         17,643    (9,706)      30,320      38,257
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                   35,483      (830)      27,892      62,545
  Fidelity VIP Contrafund (IQ3)                                    37,145   (21,236)       3,487      19,396
  Fidelity VIP Contrafund (Pinnacleplus TM)                        24,101    (2,403)      41,589      63,287

SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

** - 2005 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                -------------------------------------------------------------

                                                                                               Change in net
                                                                                                 unrealized     Net increase
                                                                                Net realized    appreciation   (decrease) in
                                                                     Net       gain (loss) on  (depreciation)    net assets
                                                                 investment       sale of        during the    resulting from
                           Division                             income (loss)   investments        period        operations
-----------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Contrafund Standard (IQ Advisor TM)              $          (2) $           --  $          (79) $          (81)
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)              (60)          4,745          (5,015)           (330)
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                                (500)             85           6,195           5,780
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)             (468)             61           6,665           6,258
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)            (2,685)         29,518           3,892          30,725
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)
   (July 26)*                                                            (493)             78           7,539           7,124
  Fidelity VIP Equity-Income (AnnuiChoice TM)                           5,738          62,215         (18,707)         49,246
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                     2,383          24,326          (7,108)         19,601
  Fidelity VIP Equity-Income (IQ3 TM)                                   7,332          68,436         (42,836)         32,932
  Fidelity VIP Equity-Income (Pinnacleplus TM)                         (1,936)         31,754          25,718          55,536
  Fidelity VIP Growth & Income (AnnuiChoice TM)                         1,476          26,853          (1,324)         27,005
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                    (355)            388           8,900           8,933
  Fidelity VIP Growth & Income (IQ3 TM)                                   294          29,641         (16,022)         13,913
  Fidelity VIP Growth & Income (Pinnacleplus TM)                         (836)          8,559           6,666          14,389
  Fidelity VIP Growth (AnnuiChoice TM)                                 (2,106)         16,116          (3,917)         10,093
  Fidelity VIP Growth (GrandMaster flex3 TM)                           (4,626)         24,685         (16,186)          3,873
  Fidelity VIP Growth (IQ3 TM)                                         (5,545)         10,913           9,428          14,796
  Fidelity VIP Growth (Pinnacleplus TM)                                (2,773)          1,104           9,780           8,111
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                     (288)         15,561         (10,143)          5,130
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)               (371)          3,767          (1,437)          1,959
  Fidelity VIP Growth Opportunities (IQ3 TM)                              (95)          1,507            (859)            553
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                    (706)             91           5,390           4,775
  Fidelity VIP High Income (AnnuiChoice TM)                            52,221         (11,266)        (40,017)            938
  Fidelity VIP High Income (GrandMaster flex3 TM)                     298,504         (67,842)       (186,692)         43,970
  Fidelity VIP High Income (IQ3 TM)                                   342,537        (101,628)       (176,134)         64,775
  Fidelity VIP High Income (Pinnacleplus TM)                           30,593          (1,076)        (28,371)          1,146
  Fidelity VIP Index 500 (AnnuiChoice TM)                               3,029           9,561           4,135          16,725
  Fidelity VIP Index 500 (IQ3 TM)                                       2,665          36,567         (22,850)         16,382
  Fidelity VIP Index 500 (Pinnacleplus TM)                                (85)            169           2,637           2,721
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                  28,349             386         (20,721)          8,014
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)             2,498             799          (2,744)            553
  Fidelity VIP Investment Grade Bond (IQ3 TM)                          36,556          (8,730)        (22,087)          5,739
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                    906            (970)            537             473
  Fidelity VIP Mid Cap (AnnuiChoice TM)                                (8,496)         64,484          80,157         136,145
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                          (9,884)         26,959         109,212         126,287
  Fidelity VIP Mid Cap (IQ Annuity TM)                                (24,002)        210,031          62,225         248,254
  Fidelity VIP Mid Cap (Pinnacleplus TM)                              (17,235)         51,299         136,659         170,723
  Fidelity VIP Overseas (AnnuiChoice TM)                                 (382)          5,438          45,017          50,073
  Fidelity VIP Overseas (GrandMaster flex3 TM)                           (814)          2,696          15,489          17,371
  Fidelity VIP Overseas (IQ3 TM)                                         (486)         17,662           1,286          18,462
  Fidelity VIP Overseas (Pinnacleplus TM)                              (1,180)            688          25,429          24,937
AFFILIATED CLASS 1:
  Touchstone Money Market (Pinnacleplus TM)                             9,000              --              --           9,000
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)                 9,515             444           2,807          12,766
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)           6,827             444           1,080           8,351
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                         2,951             (55)            711           3,607
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                      1,675          30,900          21,571          54,146
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)                 (535)         56,784           3,957          60,206
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                                267          17,514           3,198          20,979

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Contrafund Standard (IQ Advisor TM)              $       5,540  $         --  $        15  $        --  $      5,555
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)               --            --      (31,590)          --       (31,590)
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                                  --            --          972           (8)          964
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)               --            --           (3)         (10)          (13)
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)                --       (19,768)    (122,328)         (88)     (142,184)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)
   (July 26)*                                                              --          (248)      65,689          (45)       65,396
  Fidelity VIP Equity-Income (AnnuiChoice TM)                         263,837      (109,107)      29,994       (2,492)      182,232
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                    29,096       (21,655)     (49,258)        (203)      (42,020)
  Fidelity VIP Equity-Income (IQ3 TM)                                  35,569      (340,229)     (51,249)        (911)     (356,820)
  Fidelity VIP Equity-Income (Pinnacleplus TM)                        213,466       (25,997)     229,953         (721)      416,701
  Fidelity VIP Growth & Income (AnnuiChoice TM)                       102,083       (19,199)    (240,948)        (904)     (158,968)
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                      --        (1,976)       4,261          (24)        2,261
  Fidelity VIP Growth & Income (IQ3 TM)                                    --       (19,412)    (129,940)        (226)     (149,578)
  Fidelity VIP Growth & Income (Pinnacleplus TM)                       22,397        (8,728)      19,618          (85)       33,202
  Fidelity VIP Growth (AnnuiChoice TM)                                 72,818      (117,592)       4,375         (772)      (41,171)
  Fidelity VIP Growth (GrandMaster flex3 TM)                               --       (34,890)    (438,081)         (83)     (473,054)
  Fidelity VIP Growth (IQ3 TM)                                          1,028       (33,111)     (80,339)        (365)     (112,787)
  Fidelity VIP Growth (Pinnacleplus TM)                                   840        (1,321)       9,539         (205)        8,853
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                   32,850       (40,328)      (6,313)        (163)      (13,954)
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)                 --            --      (46,668)         (11)      (46,679)
  Fidelity VIP Growth Opportunities (IQ3 TM)                               --        (5,847)      (9,592)         (25)      (15,464)
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                   3,022          (472)         960          (80)        3,430
  Fidelity VIP High Income (AnnuiChoice TM)                            45,619       (31,792)    (171,384)        (618)     (158,175)
  Fidelity VIP High Income (GrandMaster flex3 TM)                     112,820       (69,610)     850,274         (165)      893,319
  Fidelity VIP High Income (IQ3 TM)                                    32,594       (49,972)     544,392         (684)      526,330
  Fidelity VIP High Income (Pinnacleplus TM)                           64,177        (5,061)      (4,636)         (51)       54,429
  Fidelity VIP Index 500 (AnnuiChoice TM)                                  --       (44,343)      (9,689)      (2,002)      (56,034)
  Fidelity VIP Index 500 (IQ3 TM)                                          --      (120,105)     (87,542)        (532)     (208,179)
  Fidelity VIP Index 500 (Pinnacleplus TM)                                 --        (2,065)          --          (53)       (2,118)
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                  38,631      (135,142)     217,611       (3,460)      117,640
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)           116,406        (1,103)      80,481          (27)      195,757
  Fidelity VIP Investment Grade Bond (IQ3 TM)                         406,610      (200,083)    (110,888)      (1,495)       94,144
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                 62,549        (3,252)     135,123         (137)      194,283
  Fidelity VIP Mid Cap (AnnuiChoice TM)                                54,605       (64,853)      76,958       (2,705)       64,005
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                         209,598       (11,441)     497,962         (222)      695,897
  Fidelity VIP Mid Cap (IQ Annuity TM)                                120,266      (211,598)      51,378         (902)      (40,856)
  Fidelity VIP Mid Cap (Pinnacleplus TM)                              106,388       (19,306)     471,767       (1,011)      557,838
  Fidelity VIP Overseas (AnnuiChoice TM)                                8,425        (3,943)      39,185         (747)       42,920
  Fidelity VIP Overseas (GrandMaster flex3 TM)                          7,828        (1,796)     122,842          (31)      128,843
  Fidelity VIP Overseas (IQ3 TM)                                       12,531       (25,762)      47,321          (93)       33,997
  Fidelity VIP Overseas (Pinnacleplus TM)                               2,109          (822)      63,157         (182)       64,262
AFFILIATED CLASS 1:
  Touchstone Money Market (Pinnacleplus TM)                           588,094       (49,058)    (278,199)        (232)      260,605
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)                26,753            --      122,649         (178)      149,224
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)           2,130        (1,984)          71          (48)          169
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                         1,000        (1,838)       2,934          (38)        2,058
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                      9,174       (44,812)      12,790         (801)      (23,649)
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)              142,210       (41,187)      88,733         (215)      189,541
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                             41,065       (16,349)       4,328         (292)       28,752

                                                                  Increase
                                                                 (decrease)    Net assets,  Net assets,
                                                                     in         beginning     end of
                           Division                              net assets      of year       year
-------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Contrafund Standard (IQ Advisor TM)              $       5,474  $        --  $     5,474
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)          (31,920)      31,920           --
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                               6,744       29,973       36,717
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)            6,245       32,854       39,099
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)          (111,459)     238,014      126,555
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)
   (July 26)*                                                          72,520           --       72,520
  Fidelity VIP Equity-Income (AnnuiChoice TM)                         231,478      778,360    1,009,838
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                   (22,419)     458,093      435,674
  Fidelity VIP Equity-Income (IQ3 TM)                                (323,888)   1,283,475      959,587
  Fidelity VIP Equity-Income (Pinnacleplus TM)                        472,237      878,180    1,350,417
  Fidelity VIP Growth & Income (AnnuiChoice TM)                      (131,963)     358,877      226,914
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                  11,194      160,304      171,498
  Fidelity VIP Growth & Income (IQ3 TM)                              (135,665)     408,042      272,377
  Fidelity VIP Growth & Income (Pinnacleplus TM)                       47,591       97,468      145,059
  Fidelity VIP Growth (AnnuiChoice TM)                                (31,078)     334,434      303,356
  Fidelity VIP Growth (GrandMaster flex3 TM)                         (469,181)     632,798      163,617
  Fidelity VIP Growth (IQ3 TM)                                        (97,991)     533,974      435,983
  Fidelity VIP Growth (Pinnacleplus TM)                                16,964      195,106      212,070
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                   (8,824)      61,189       52,365
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)            (44,720)      84,821       40,101
  Fidelity VIP Growth Opportunities (IQ3 TM)                          (14,911)      22,624        7,713
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                   8,205       65,487       73,692
  Fidelity VIP High Income (AnnuiChoice TM)                          (157,237)     447,981      290,744
  Fidelity VIP High Income (GrandMaster flex3 TM)                     937,289    1,651,111    2,588,400
  Fidelity VIP High Income (IQ3 TM)                                   591,105    1,977,748    2,568,853
  Fidelity VIP High Income (Pinnacleplus TM)                           55,575      208,187      263,762
  Fidelity VIP Index 500 (AnnuiChoice TM)                             (39,309)     528,646      489,337
  Fidelity VIP Index 500 (IQ3 TM)                                    (191,797)     843,015      651,218
  Fidelity VIP Index 500 (Pinnacleplus TM)                                603       99,217       99,820
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                 125,654      929,351    1,055,005
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)           196,310      162,238      358,548
  Fidelity VIP Investment Grade Bond (IQ3 TM)                          99,883    1,311,072    1,410,955
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                194,756       90,073      284,829
  Fidelity VIP Mid Cap (AnnuiChoice TM)                               200,150      743,995      944,145
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                         822,184      277,751    1,099,935
  Fidelity VIP Mid Cap (IQ Annuity TM)                                207,398    1,542,788    1,750,186
  Fidelity VIP Mid Cap (Pinnacleplus TM)                              728,561      685,547    1,414,108
  Fidelity VIP Overseas (AnnuiChoice TM)                               92,993      241,521      334,514
  Fidelity VIP Overseas (GrandMaster flex3 TM)                        146,214       28,973      175,187
  Fidelity VIP Overseas (IQ3 TM)                                       52,459       96,206      148,665
  Fidelity VIP Overseas (Pinnacleplus TM)                              89,199       80,890      170,089
AFFILIATED CLASS 1:
  Touchstone Money Market (Pinnacleplus TM)                           269,605      635,650      905,255
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)               161,990       47,892      209,882
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)           8,520       70,121       78,641
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                         5,665       32,736       38,401
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                     30,497      313,439      343,936
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)              249,747      304,739      554,486
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                             49,731      111,462      161,193

                                                                             UNIT TRANSACTIONS
                                                                --------------------------------------------
                                                                                                   Increase
                                                                  Units     Units       Units     (decrease)
                           Division                             purchased  redeemed  transferred   in units
------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Contrafund Standard (IQ Advisor TM)                    418        --           1          419
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)           --        --       (2,800)     (2,800)
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                              --        (1)          87          86
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)           --        (1)          --          (1)
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)            --    (1,431)      (8,032)     (9,463)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)
   (July 26)*                                                          --       (25)       5,771       5,746
  Fidelity VIP Equity-Income (AnnuiChoice TM)                      22,962    (9,491)       2,827      16,298
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                 2,445    (1,806)      (3,873)     (3,234)
  Fidelity VIP Equity-Income (IQ3 TM)                               3,353   (32,347)      (4,570)    (33,564)
  Fidelity VIP Equity-Income (Pinnacleplus TM)                     17,541    (2,163)      18,648      34,026
  Fidelity VIP Growth & Income (AnnuiChoice TM)                     9,299    (1,913)     (20,926)    (13,540)
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                  --      (172)         336         164
  Fidelity VIP Growth & Income (IQ3 TM)                                --    (2,093)     (13,842)    (15,935)
  Fidelity VIP Growth & Income (Pinnacleplus TM)                    2,077      (769)       2,323       3,631
  Fidelity VIP Growth (AnnuiChoice TM)                              7,967   (13,033)         304      (4,762)
  Fidelity VIP Growth (GrandMaster flex3 TM)                           --    (3,272)     (40,099)    (43,371)
  Fidelity VIP Growth (IQ3 TM)                                        157    (4,726)     (11,333)    (15,902)
  Fidelity VIP Growth (Pinnacleplus TM)                                80      (145)         892         827
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                3,015    (3,651)        (555)     (1,191)
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)             --        (1)      (4,066)     (4,067)
  Fidelity VIP Growth Opportunities (IQ3 TM)                           --      (629)        (989)     (1,618)
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                 270       (46)          75         299
  Fidelity VIP High Income (AnnuiChoice TM)                         3,492    (2,414)     (13,154)    (12,076)
  Fidelity VIP High Income (GrandMaster flex3 TM)                   9,103    (5,659)      70,874      74,318
  Fidelity VIP High Income (IQ3 TM)                                 2,952    (4,608)      53,415      51,759
  Fidelity VIP High Income (Pinnacleplus TM)                        5,654      (447)        (511)      4,696
  Fidelity VIP Index 500 (AnnuiChoice TM)                              --    (4,624)        (937)     (5,561)
  Fidelity VIP Index 500 (IQ3 TM)                                      --   (13,511)      (9,716)    (23,227)
  Fidelity VIP Index 500 (Pinnacleplus TM)                             --      (181)          --        (181)
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)               3,226   (11,630)      18,110       9,706
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)        11,290      (110)       7,737      18,917
  Fidelity VIP Investment Grade Bond (IQ3 TM)                      33,834   (16,791)      (9,171)      7,872
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)              6,109      (331)      13,160      18,938
  Fidelity VIP Mid Cap (AnnuiChoice TM)                             3,376    (3,860)       4,577       4,093
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                      14,077      (737)      31,559      44,899
  Fidelity VIP Mid Cap (IQ Annuity TM)                              7,631   (13,544)       3,372      (2,541)
  Fidelity VIP Mid Cap (Pinnacleplus TM)                            7,023    (1,291)      29,916      35,648
  Fidelity VIP Overseas (AnnuiChoice TM)                              729      (407)       3,275       3,597
  Fidelity VIP Overseas (GrandMaster flex3 TM)                        692      (159)      10,398      10,931
  Fidelity VIP Overseas (IQ3 TM)                                    1,135    (2,868)       4,978       3,245
  Fidelity VIP Overseas (Pinnacleplus TM)                             156       (73)       4,652       4,735
AFFILIATED CLASS 1:
  Touchstone Money Market (Pinnacleplus TM)                        59,198    (4,967)     (28,028)     26,203
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)             1,912       (12)       8,101      10,001
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)         141      (135)          67          73
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                        65      (132)         208         141
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                    583    (2,362)         788        (991)
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)            8,553    (2,491)       4,627      10,689
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                          2,438      (945)         216       1,709

SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

** - 2005 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                -------------------------------------------------------------

                                                                                               Change in net
                                                                                                 unrealized     Net increase
                                                                                Net realized    appreciation   (decrease) in
                                                                     Net       gain (loss) on  (depreciation)    net assets
                                                                 investment       sale of        during the    resulting from
                           Division                             income (loss)   investments        period        operations
-----------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                   $        (363) $           89  $        2,553  $        2,279
  Putnam VT Discovery Growth (Grandmaster TM)                            (224)          5,839          (5,742)           (127)
  Putnam VT Discovery Growth (IQ Annuity TM)                           (1,228)          9,541          (3,779)          4,534
  Putnam VT Growth and Income (AnnuiChoice TM)                            958           2,856           5,118           8,932
  Putnam VT Growth and Income (GrandMaster flex3 TM)                       (2)             31             241             270
  Putnam VT Growth and Income (Grandmaster TM)                            549           7,471             586           8,606
  Putnam VT Growth and Income (IQ Annuity TM)                           1,767          31,204         (14,779)         18,192
  Putnam VT Growth and Income (Pinnacleplus TM)                           (50)            400              83             433
  Putnam VT International Equity (AnnuiChoice TM)                         368          16,661          (6,974)         10,055
  Putnam VT International Equity (GrandMaster flex3 TM)                  (416)          3,359          10,945          13,888
  Putnam VT International Equity (Grandmaster TM)                          52          12,675           7,465          20,192
  Putnam VT International Equity (IQ Annuity TM)                          (80)          2,692          18,665          21,277
  Putnam VT International Equity (Pinnacleplus TM)                       (237)            133           4,742           4,638
  Putnam VT Small Cap Value (AnnuiChoice TM)                           17,820          36,706         (35,881)         18,645
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                     19,346           5,966          (7,685)         17,627
  Putnam VT Small Cap Value (Grandmaster TM)                          107,639         386,765        (348,451)        145,953
  Putnam VT Small Cap Value (IQ Annuity TM)                            29,217          58,864         (49,982)         38,099
  Putnam VT Small Cap Value (Pinnacleplus TM)                           6,901           2,844           7,259          17,004
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                                 (83)            931              26             874
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)            (513)            821           3,288           3,596
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)               11               6              36              53
  Putnam VT Voyager (GrandMaster flex3 TM)                                (16)            659            (575)             68
  Putnam VT Voyager (Grandmaster TM)                                      (43)            102          (1,373)         (1,314)
  Putnam VT Voyager (IQ Annuity TM)                                      (256)            417           1,159           1,320
  Putnam VT Voyager (Pinnacleplus TM)                                    (124)              1             915             792
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                          (1,125)         20,309           7,884          27,068
  Franklin Growth and Income Securities (AnnuiChoice TM)                1,646           2,895          (1,879)          2,662
  Franklin Growth and Income Securities (GrandMaster flex3 TM)            998           2,818            (584)          3,232
  Franklin Growth and Income Securities (Grandmaster TM)                6,627          21,608         (18,168)         10,067
  Franklin Growth and Income Securities (IQ Annuity TM)                 4,561          22,691         (17,802)          9,450
  Franklin Growth and Income Securities (Pinnacleplus TM)               3,310           5,218             418           8,946
  Franklin Income Securities (AnnuiChoice TM)                          16,452          40,076         (57,860)         (1,332)
  Franklin Income Securities (GrandMaster flex3 TM)                    33,093          15,228         (44,677)          3,644
  Franklin Income Securities (Grandmaster TM)                          28,979          71,205        (102,890)         (2,706)
  Franklin Income Securities (IQ Annuity TM)                           14,156           7,494         (19,519)          2,131
  Franklin Income Securities (Pinnacleplus TM)                         32,098          20,233         (51,559)            772
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                  (982)         12,874          (7,753)          4,139
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)          (3,060)          3,966            (508)            398
  Franklin Large Cap Growth Securities (Grandmaster TM)                (1,226)          2,764          (2,855)         (1,317)
  Franklin Large Cap Growth Securities (IQ Annuity TM)                 (2,017)          6,242          (1,581)          2,644
  Franklin Large Cap Growth Securities (Pinnacleplus TM)               (3,596)          5,604          (5,329)         (3,321)
  Franklin Mutual Shares Securities (AnnuiChoice TM)                      (48)          4,012          31,524          35,488
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)             (4,233)          5,090          66,474          67,331
  Franklin Mutual Shares Securities (IQ Annuity TM)                      (820)          7,983           8,127          15,290
  Franklin Mutual Shares Securities (Pinnacleplus TM)                  (4,893)         14,173          56,744          66,024
  Franklin Mutual Shares Securities Standard (IQ Advisor TM)               (3)             --              37              34
  Franklin Mutual Shares Securities(Grandmaster TM)                    (4,189)         58,556          27,647          82,014
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)             (2,000)          7,641          35,717          41,358
  Templeton Foriegn Securities Fund (Grandmaster TM)                      509           8,102           2,704          11,315
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                  (1,585)          4,689          22,595          25,699

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                   $          --  $       (931) $     1,031  $      (104) $         (4)
  Putnam VT Discovery Growth (Grandmaster TM)                             720       (12,780)     (16,758)          (7)      (28,825)
  Putnam VT Discovery Growth (IQ Annuity TM)                               --        (5,137)     (21,914)         (29)      (27,080)
  Putnam VT Growth and Income (AnnuiChoice TM)                         18,320        (6,467)      46,819         (739)       57,933
  Putnam VT Growth and Income (GrandMaster flex3 TM)                       --            --          250           (7)          243
  Putnam VT Growth and Income (Grandmaster TM)                            720       (17,990)     (11,104)         (42)      (28,416)
  Putnam VT Growth and Income (IQ Annuity TM)                           4,090      (160,661)      13,840         (167)     (142,898)
  Putnam VT Growth and Income (Pinnacleplus TM)                            --          (354)      10,258          (10)        9,894
  Putnam VT International Equity (AnnuiChoice TM)                          10       (33,371)      12,340         (108)      (21,129)
  Putnam VT International Equity (GrandMaster flex3 TM)                   600          (770)      29,055          (28)       28,857
  Putnam VT International Equity (Grandmaster TM)                       3,818       (98,943)      88,360          (66)       (6,831)
  Putnam VT International Equity (IQ Annuity TM)                        3,677        (5,350)      11,434         (110)        9,651
  Putnam VT International Equity (Pinnacleplus TM)                         --            --       32,868          (12)       32,856
  Putnam VT Small Cap Value (AnnuiChoice TM)                           16,984       (31,687)     (29,845)      (1,184)      (45,732)
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                     72,820        (6,811)      85,812         (110)      151,711
  Putnam VT Small Cap Value (Grandmaster TM)                           94,549      (183,709)     (94,787)        (488)     (184,435)
  Putnam VT Small Cap Value (IQ Annuity TM)                            97,238       (31,013)      25,390         (523)       91,092
  Putnam VT Small Cap Value (Pinnacleplus TM)                          22,909        (2,851)     165,021         (270)      184,809
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                               6,321        (2,833)        (551)          (5)        2,932
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)              --        (4,921)      97,898           (8)       92,969
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)               --            --           27          (16)           11
  Putnam VT Voyager (GrandMaster flex3 TM)                                 --          (111)      (4,190)          (4)       (4,305)
  Putnam VT Voyager (Grandmaster TM)                                       --            --      (29,240)          (4)      (29,244)
  Putnam VT Voyager (IQ Annuity TM)                                        --           (98)      (3,221)         (23)       (3,342)
  Putnam VT Voyager (Pinnacleplus TM)                                   3,000           (23)       4,865          (12)        7,830
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                         149,787       (20,638)      45,815         (310)      174,654
  Franklin Growth and Income Securities (AnnuiChoice TM)               52,902       (13,178)     (20,775)        (339)       18,610
  Franklin Growth and Income Securities (GrandMaster flex3 TM)         16,905            --       28,879          (32)       45,752
  Franklin Growth and Income Securities (Grandmaster TM)                7,437       (68,369)     123,971         (103)       62,936
  Franklin Growth and Income Securities (IQ Annuity TM)                14,069       (17,208)      28,842         (269)       25,434
  Franklin Growth and Income Securities (Pinnacleplus TM)              67,282        (7,818)      72,620         (211)      131,873
  Franklin Income Securities (AnnuiChoice TM)                         123,991       (36,619)    (164,731)      (1,571)      (78,930)
  Franklin Income Securities (GrandMaster flex3 TM)                   547,298       (17,998)     174,361         (566)      703,095
  Franklin Income Securities (Grandmaster TM)                           3,164      (180,313)     475,181         (382)      297,650
  Franklin Income Securities (IQ Annuity TM)                          234,754       (35,917)     395,386         (473)      593,750
  Franklin Income Securities (Pinnacleplus TM)                        314,314       (67,362)     373,935         (795)      620,092
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                    10        (2,484)    (109,909)        (601)     (112,984)
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)          38,072        (2,809)     102,764         (153)      137,874
  Franklin Large Cap Growth Securities (Grandmaster TM)                    54       (44,008)      (4,957)         (52)      (48,963)
  Franklin Large Cap Growth Securities (IQ Annuity TM)                156,778       (40,117)      53,818          (56)      170,423
  Franklin Large Cap Growth Securities (Pinnacleplus TM)               86,295        (7,126)    (103,608)        (160)      (24,599)
  Franklin Mutual Shares Securities (AnnuiChoice TM)                   15,035        (6,280)      56,518         (677)       64,596
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)            336,223        (7,428)     114,012         (146)      442,661
  Franklin Mutual Shares Securities (IQ Annuity TM)                   137,557        (2,078)      37,428         (120)      172,787
  Franklin Mutual Shares Securities (Pinnacleplus TM)                 274,156       (20,716)     173,111         (157)      426,394
  Franklin Mutual Shares Securities Standard (IQ Advisor TM)           11,080            --           37           --        11,117
  Franklin Mutual Shares Securities(Grandmaster TM)                     4,918      (121,512)     238,457         (236)      121,627
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)             68,526        (2,359)     330,686         (112)      396,741
  Templeton Foriegn Securities Fund (Grandmaster TM)                    2,801       (10,654)     172,334          (51)      164,430
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                  68,891        (4,747)      24,591         (294)       88,441

                                                                  Increase
                                                                 (decrease)    Net assets,  Net assets,
                                                                     in         beginning     end of
                           Division                              net assets      of year       year
-------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                   $       2,275  $    35,699  $    37,974
  Putnam VT Discovery Growth (Grandmaster TM)                         (28,952)      42,441       13,489
  Putnam VT Discovery Growth (IQ Annuity TM)                          (22,546)      97,160       74,614
  Putnam VT Growth and Income (AnnuiChoice TM)                         66,865      162,337      229,202
  Putnam VT Growth and Income (GrandMaster flex3 TM)                      513        7,548        8,061
  Putnam VT Growth and Income (Grandmaster TM)                        (19,810)     247,144      227,334
  Putnam VT Growth and Income (IQ Annuity TM)                        (124,706)     645,285      520,579
  Putnam VT Growth and Income (Pinnacleplus TM)                        10,327        4,699       15,026
  Putnam VT International Equity (AnnuiChoice TM)                     (11,074)      70,347       59,273
  Putnam VT International Equity (GrandMaster flex3 TM)                42,745       81,616      124,361
  Putnam VT International Equity (Grandmaster TM)                      13,361      183,805      197,166
  Putnam VT International Equity (IQ Annuity TM)                       30,928      191,935      222,863
  Putnam VT International Equity (Pinnacleplus TM)                     37,494       11,841       49,335
  Putnam VT Small Cap Value (AnnuiChoice TM)                          (27,087)     350,203      323,116
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                    169,338      240,769      410,107
  Putnam VT Small Cap Value (Grandmaster TM)                          (38,482)   2,478,056    2,439,574
  Putnam VT Small Cap Value (IQ Annuity TM)                           129,191      629,893      759,084
  Putnam VT Small Cap Value (Pinnacleplus TM)                         201,813      109,888      311,701
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                               3,806        2,761        6,567
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)          96,565       41,156      137,721
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)               64        2,159        2,223
  Putnam VT Voyager (GrandMaster flex3 TM)                             (4,237)       4,237           --
  Putnam VT Voyager (Grandmaster TM)                                  (30,558)      46,761       16,203
  Putnam VT Voyager (IQ Annuity TM)                                    (2,022)      36,437       34,415
  Putnam VT Voyager (Pinnacleplus TM)                                   8,622        4,390       13,012
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                         201,722      208,798      410,520
  Franklin Growth and Income Securities (AnnuiChoice TM)               21,272      106,801      128,073
  Franklin Growth and Income Securities (GrandMaster flex3 TM)         48,984       84,341      133,325
  Franklin Growth and Income Securities (Grandmaster TM)               73,003      347,976      420,979
  Franklin Growth and Income Securities (IQ Annuity TM)                34,884      411,575      446,459
  Franklin Growth and Income Securities (Pinnacleplus TM)             140,819      270,012      410,831
  Franklin Income Securities (AnnuiChoice TM)                         (80,262)     594,859      514,597
  Franklin Income Securities (GrandMaster flex3 TM)                   706,739    1,019,690    1,726,429
  Franklin Income Securities (Grandmaster TM)                         294,944    1,096,333    1,391,277
  Franklin Income Securities (IQ Annuity TM)                          595,881      470,091    1,065,972
  Franklin Income Securities (Pinnacleplus TM)                        620,864    1,032,099    1,652,963
  Franklin Large Cap Growth Securities (AnnuiChoice TM)              (108,845)     258,178      149,333
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)         138,272      244,572      382,844
  Franklin Large Cap Growth Securities (Grandmaster TM)               (50,280)     198,502      148,222
  Franklin Large Cap Growth Securities (IQ Annuity TM)                173,067      144,932      317,999
  Franklin Large Cap Growth Securities (Pinnacleplus TM)              (27,920)     333,252      305,332
  Franklin Mutual Shares Securities (AnnuiChoice TM)                  100,084      312,841      412,925
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)            509,992      435,524      945,516
  Franklin Mutual Shares Securities (IQ Annuity TM)                   188,077      106,559      294,636
  Franklin Mutual Shares Securities (Pinnacleplus TM)                 492,418      375,329      867,747
  Franklin Mutual Shares Securities Standard (IQ Advisor TM)           11,151           --       11,151
  Franklin Mutual Shares Securities(Grandmaster TM)                   203,641      868,409    1,072,050
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)            438,099      181,405      619,504
  Templeton Foriegn Securities Fund (Grandmaster TM)                  175,745      147,321      323,066
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                 114,140      237,147      351,287

                                                                             UNIT TRANSACTIONS
                                                                --------------------------------------------
                                                                                                   Increase
                                                                  Units     Units       Units     (decrease)
                           Division                             purchased  redeemed  transferred   in units
------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                          --      (113)         122           9
  Putnam VT Discovery Growth (Grandmaster TM)                          95    (1,738)      (2,260)     (3,903)
  Putnam VT Discovery Growth (IQ Annuity TM)                           --      (492)      (2,040)     (2,532)
  Putnam VT Growth and Income (AnnuiChoice TM)                      1,718      (657)       4,220       5,281
  Putnam VT Growth and Income (GrandMaster flex3 TM)                   --        (1)          21          20
  Putnam VT Growth and Income (Grandmaster TM)                         68    (1,706)      (1,036)     (2,674)
  Putnam VT Growth and Income (IQ Annuity TM)                         418   (16,223)       1,382     (14,423)
  Putnam VT Growth and Income (Pinnacleplus TM)                        --       (30)         843         813
  Putnam VT International Equity (AnnuiChoice TM)                       1    (2,617)       1,129      (1,487)
  Putnam VT International Equity (GrandMaster flex3 TM)                48       (64)       2,545       2,529
  Putnam VT International Equity (Grandmaster TM)                     328    (9,621)       8,747        (546)
  Putnam VT International Equity (IQ Annuity TM)                      357      (511)       1,073         919
  Putnam VT International Equity (Pinnacleplus TM)                     --        (1)       2,463       2,462
  Putnam VT Small Cap Value (AnnuiChoice TM)                        1,196    (2,187)      (1,991)     (2,982)
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                  5,202      (479)       5,468      10,191
  Putnam VT Small Cap Value (Grandmaster TM)                        6,010   (11,883)      (4,964)    (10,837)
  Putnam VT Small Cap Value (IQ Annuity TM)                         6,278    (2,119)       1,677       5,836
  Putnam VT Small Cap Value (Pinnacleplus TM)                       1,570      (203)      11,136      12,503
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                             539      (232)          --         307
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)          --      (411)       8,198       7,787
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)           --        (1)           2           1
  Putnam VT Voyager (GrandMaster flex3 TM)                             --       (10)        (339)       (349)
  Putnam VT Voyager (Grandmaster TM)                                   --        --       (2,561)     (2,561)
  Putnam VT Voyager (IQ Annuity TM)                                    --       (10)        (269)       (279)
  Putnam VT Voyager (Pinnacleplus TM)                                 281        (3)         459         737
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                       9,994    (1,415)       2,860      11,439
  Franklin Growth and Income Securities (AnnuiChoice TM)            4,013    (1,064)      (1,558)      1,391
  Franklin Growth and Income Securities (GrandMaster flex3 TM)      1,304        (3)       2,301       3,602
  Franklin Growth and Income Securities (Grandmaster TM)              563    (5,295)       9,690       4,958
  Franklin Growth and Income Securities (IQ Annuity TM)             1,088    (1,359)       2,275       2,004
  Franklin Growth and Income Securities (Pinnacleplus TM)           5,502      (651)       5,963      10,814
  Franklin Income Securities (AnnuiChoice TM)                       8,505    (2,743)     (11,611)     (5,849)
  Franklin Income Securities (GrandMaster flex3 TM)                39,023    (1,320)      12,324      50,027
  Franklin Income Securities (Grandmaster TM)                         226   (12,828)      33,151      20,549
  Franklin Income Securities (IQ Annuity TM)                       16,549    (2,580)      28,060      42,029
  Franklin Income Securities (Pinnacleplus TM)                     25,379    (5,491)      29,765      49,653
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                 1      (243)      (8,243)     (8,485)
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)       3,053      (238)       8,231      11,046
  Franklin Large Cap Growth Securities (Grandmaster TM)                 4    (3,521)        (391)     (3,908)
  Franklin Large Cap Growth Securities (IQ Annuity TM)             12,641    (3,242)       4,319      13,718
  Franklin Large Cap Growth Securities (Pinnacleplus TM)            7,658      (644)      (9,276)     (2,262)
  Franklin Mutual Shares Securities (AnnuiChoice TM)                1,082      (498)       4,147       4,731
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)         24,498      (547)       8,236      32,187
  Franklin Mutual Shares Securities (IQ Annuity TM)                 9,757      (158)       2,556      12,155
  Franklin Mutual Shares Securities (Pinnacleplus TM)              22,225    (1,636)      13,658      34,247
  Franklin Mutual Shares Securities Standard (IQ Advisor TM)          912        --            3         915
  Franklin Mutual Shares Securities(Grandmaster TM)                   340    (8,928)      17,077       8,489
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)          4,574      (164)      21,977      26,387
  Templeton Foriegn Securities Fund (Grandmaster TM)                  186      (716)      10,640      10,110
  Templeton Foriegn Securities Fund (Pinnacleplus TM)               5,005      (365)       1,715       6,355

SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

** - 2005 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                -------------------------------------------------------------

                                                                                               Change in net
                                                                                                 unrealized     Net increase
                                                                                Net realized    appreciation   (decrease) in
                                                                     Net       gain (loss) on  (depreciation)    net assets
                                                                 investment       sale of        during the    resulting from
                           Division                             income (loss)   investments        period        operations
-----------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Templeton Foreign Securities Fund (AnnuiChoice TM)            $         (69) $        1,311  $       10,376  $       11,618
  Templeton Growth Securities (AnnuiChoice TM)                              5           2,656           6,872           9,533
  Templeton Growth Securities (GrandMaster flex3 TM)                   (2,307)          3,642          39,250          40,585
  Templeton Growth Securities (Grandmaster TM)                           (841)         25,134          (1,989)         22,304
  Templeton Growth Securities (IQ Annuity TM)                            (868)          5,364          15,769          20,265
  Templeton Growth Securities (Pinnacleplus TM)                        (1,713)          1,188          39,116          38,591
  Templeton Growth Securities Standard (IQ Advisor TM)
   (December 13)*                                                          (2)             --              32              30
  Van Kampen LIT Comstock (AnnuiChoice TM)                                339          27,791         (20,985)          7,145
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                       (1,802)         12,819              21          11,038
  Van Kampen LIT Comstock (Grandmaster TM)                              1,848         154,470        (126,196)         30,122
  Van Kampen LIT Comstock (IQ Annuity TM)                              (1,345)          1,205           7,782           7,642
  Van Kampen LIT Comstock (Pinnacleplus TM)                            (1,846)         13,771          (4,144)          7,781
  Van Kampen LIT Emerging Growth (AnnuiChoice TM)                         (80)          1,381            (301)          1,000
  Van Kampen LIT Emerging Growth (GrandMaster flex3 TM)                  (254)            341             790             877
  Van Kampen LIT Emerging Growth (Grandmaster TM)                         (96)            280              (3)            181
  Van Kampen LIT Emerging Growth (IQ Annuity TM)                          (17)              1              84              68
  Van Kampen LIT Emerging Growth (Pinnacleplus TM)                     (1,169)            117           5,264           4,212
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                 3,585            (125)          2,081           5,541
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)               13,289             323           7,520          21,132
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)                (540)          3,823          22,433          25,716
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                              (1,618)          5,702          41,028          45,112
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)              (2,817)         91,326         (12,688)         75,821
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)               (1,508)         76,210             312          75,014
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)             (2,538)         34,549          38,269          70,280
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                   (1,590)         21,342          73,388          93,140
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                        689         147,843         (57,553)         90,979
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                         (30)            905          (1,000)           (125)
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (AnnuiChoice TM)(July 22)**             9,577          35,485         (51,169)         (6,107)
  Scudder VIT EAFE Equity Index (GrandMaster flex3 TM)
   (July 22)**                                                          1,938           5,178          (8,821)         (1,705)
  Scudder VIT EAFE Equity Index (Grandmaster TM)(July 22)**             1,426          16,604         (19,316)         (1,286)
  Scudder VIT EAFE Equity Index (IQ3 TM)(July 22)**                     6,615          60,021         (72,774)         (6,138)
  Scudder VIT EAFE Equity Index (Pinnacleplus TM)(July 22)**            3,007          21,451         (26,370)         (1,912)
  Scudder VIT Equity 500 Index (AnnuiChoice TM)                           681          39,356          (9,959)         30,078
  Scudder VIT Equity 500 Index (GrandMaster flex3 TM)                  (2,570)         27,576          (1,285)         23,721
  Scudder VIT Equity 500 Index (Grandmaster TM)                          (482)         76,158          14,009          89,685
  Scudder VIT Equity 500 Index (IQ3 TM)                                  (864)         20,134         (10,651)          8,619
  Scudder VIT Equity 500 Index (Pinnacleplus TM)                       (4,515)          5,319          33,258          34,062
  Scudder VIT Small Cap Index (AnnuiChoice TM)                           (611)         13,361         (14,427)         (1,677)
  Scudder VIT Small Cap Index (GrandMaster flex3 TM)                   (1,675)         10,812          (6,206)          2,931
  Scudder VIT Small Cap Index (Grandmaster TM)                           (788)         14,053         (14,133)           (868)
  Scudder VIT Small Cap Index (IQ3 TM)                                 (1,001)         10,671          (7,652)          2,018
  Scudder VIT Small Cap Index (Pinnacleplus TM)                        (4,462)         11,288           5,024          11,850

                                                               INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Templeton Foreign Securities Fund (AnnuiChoice TM)            $      18,321  $     (3,468) $    67,286  $      (337) $     81,802
  Templeton Growth Securities (AnnuiChoice TM)                              1        (3,910)      56,986         (370)       52,707
  Templeton Growth Securities (GrandMaster flex3 TM)                  218,720        (4,483)     117,505         (109)      331,633
  Templeton Growth Securities (Grandmaster TM)                          1,125      (100,863)     114,476          (86)       14,652
  Templeton Growth Securities (IQ Annuity TM)                         130,694        (2,659)      67,808         (159)      195,684
  Templeton Growth Securities (Pinnacleplus TM)                       180,497        (8,204)     283,310         (130)      455,473
  Templeton Growth Securities Standard (IQ Advisor TM)
   (December 13)*                                                       5,540            --           13           --         5,553
  Van Kampen LIT Comstock (AnnuiChoice TM)                              8,533       (30,537)     (93,083)        (831)     (115,918)
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                       44,434        (2,185)      97,524          (42)      139,731
  Van Kampen LIT Comstock (Grandmaster TM)                             21,519      (112,913)  (1,826,091)        (895)   (1,918,380)
  Van Kampen LIT Comstock (IQ Annuity TM)                             163,433           (91)       8,414           (4)      171,752
  Van Kampen LIT Comstock (Pinnacleplus TM)                            56,097       (15,486)      47,734         (131)       88,214
  Van Kampen LIT Emerging Growth (AnnuiChoice TM)                       8,425            --      (13,273)          --        (4,848)
  Van Kampen LIT Emerging Growth (GrandMaster flex3 TM)                    --            --       (4,734)          (9)       (4,743)
  Van Kampen LIT Emerging Growth (Grandmaster TM)                          --           (29)      (4,361)          (5)       (4,395)
  Van Kampen LIT Emerging Growth (IQ Annuity TM)                           --            --           --           (9)           (9)
  Van Kampen LIT Emerging Growth (Pinnacleplus TM)                        748            --        2,224          (20)        2,952
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                   625       (10,307)      48,070          (10)       38,378
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)                   --        (6,239)     212,745         (230)      206,276
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)                  --        (1,950)      33,173         (307)       30,916
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                                  --           (83)     227,605         (169)      227,353
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)               8,000       (14,175)       5,620          (64)         (619)
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)                   --       (31,270)     (30,567)         (18)      (61,855)
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)             22,066        (2,936)     246,413         (144)      265,399
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                  162,125       (11,757)     214,741         (584)      364,525
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                        700      (151,558)      60,303          (77)      (90,632)
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                          --            --       (6,280)          --        (6,280)
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (AnnuiChoice TM)(July 22)**           321,667        (3,376)    (628,713)        (809)     (311,231)
  Scudder VIT EAFE Equity Index (GrandMaster flex3 TM)
   (July 22)**                                                         16,347          (113)    (112,220)         (46)      (96,032)
  Scudder VIT EAFE Equity Index (Grandmaster TM)(July 22)**               318       (30,288)     (95,726)         (30)     (125,726)
  Scudder VIT EAFE Equity Index (IQ3 TM)(July 22)**                    70,689        (5,838)    (499,300)         (95)     (434,544)
  Scudder VIT EAFE Equity Index (Pinnacleplus TM)(July 22)**            7,398        (1,023)    (222,320)        (119)     (216,064)
  Scudder VIT Equity 500 Index (AnnuiChoice TM)                        22,507       (42,447)     247,229       (3,127)      224,162
  Scudder VIT Equity 500 Index (GrandMaster flex3 TM)                  30,375       (25,839)     345,893         (760)      349,669
  Scudder VIT Equity 500 Index (Grandmaster TM)                        36,540      (799,609)    (238,176)      (1,326)   (1,002,571)
  Scudder VIT Equity 500 Index (IQ3 TM)                                30,992        (8,662)    (169,541)        (368)     (147,579)
  Scudder VIT Equity 500 Index (Pinnacleplus TM)                      201,742       (38,415)     136,963         (235)      300,055
  Scudder VIT Small Cap Index (AnnuiChoice TM)                         44,106       (67,870)       4,766         (500)      (19,499)
  Scudder VIT Small Cap Index (GrandMaster flex3 TM)                   30,595        (2,867)     (20,925)         (60)        6,743
  Scudder VIT Small Cap Index (Grandmaster TM)                             --            --      156,408          (12)      156,396
  Scudder VIT Small Cap Index (IQ3 TM)                                 20,500        (4,091)      28,165         (154)       44,420
  Scudder VIT Small Cap Index (Pinnacleplus TM)                        37,143        (7,332)      41,929         (204)       71,536

                                                                  Increase
                                                                 (decrease)    Net assets,  Net assets,
                                                                     in         beginning     end of
                           Division                              net assets      of year       year
-------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Templeton Foreign Securities Fund (AnnuiChoice TM)            $      93,420  $    60,765  $   154,185
  Templeton Growth Securities (AnnuiChoice TM)                         62,240       76,638      138,878
  Templeton Growth Securities (GrandMaster flex3 TM)                  372,218      288,140      660,358
  Templeton Growth Securities (Grandmaster TM)                         36,956      326,825      363,781
  Templeton Growth Securities (IQ Annuity TM)                         215,949      137,866      353,815
  Templeton Growth Securities (Pinnacleplus TM)                       494,064      104,649      598,713
  Templeton Growth Securities Standard (IQ Advisor TM)
   (December 13)*                                                       5,583           --        5,583
  Van Kampen LIT Comstock (AnnuiChoice TM)                           (108,773)     354,617      245,844
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                      150,769      137,809      288,578
  Van Kampen LIT Comstock (Grandmaster TM)                         (1,888,258)   2,249,357      361,099
  Van Kampen LIT Comstock (IQ Annuity TM)                             179,394        6,788      186,182
  Van Kampen LIT Comstock (Pinnacleplus TM)                            95,995      189,508      285,503
  Van Kampen LIT Emerging Growth (AnnuiChoice TM)                      (3,848)       3,848           --
  Van Kampen LIT Emerging Growth (GrandMaster flex3 TM)                (3,866)      17,785       13,919
  Van Kampen LIT Emerging Growth (Grandmaster TM)                      (4,214)       9,911        5,697
  Van Kampen LIT Emerging Growth (IQ Annuity TM)                           59        1,158        1,217
  Van Kampen LIT Emerging Growth (Pinnacleplus TM)                      7,164       69,467       76,631
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                43,919       53,028       96,947
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)              227,408       63,048      290,456
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)              56,632       61,671      118,303
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                             272,465       47,892      320,357
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)              75,202      256,749      331,951
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)               13,159       16,462       29,621
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)            335,679       43,617      379,296
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                  457,665      317,708      775,373
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                        347      533,539      533,886
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                      (6,405)       6,405           --
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (AnnuiChoice TM)(July 22)**          (317,338)     317,338           --
  Scudder VIT EAFE Equity Index (GrandMaster flex3 TM)
   (July 22)**                                                        (97,737)      97,737           --
  Scudder VIT EAFE Equity Index (Grandmaster TM)(July 22)**          (127,012)     127,012           --
  Scudder VIT EAFE Equity Index (IQ3 TM)(July 22)**                  (440,682)     440,682           --
  Scudder VIT EAFE Equity Index (Pinnacleplus TM)(July 22)**         (217,976)     217,976           --
  Scudder VIT Equity 500 Index (AnnuiChoice TM)                       254,240      629,808      884,048
  Scudder VIT Equity 500 Index (GrandMaster flex3 TM)                 373,390      984,007    1,357,397
  Scudder VIT Equity 500 Index (Grandmaster TM)                      (912,886)   4,143,952    3,231,066
  Scudder VIT Equity 500 Index (IQ3 TM)                              (138,960)     420,409      281,449
  Scudder VIT Equity 500 Index (Pinnacleplus TM)                      334,117      813,222    1,147,339
  Scudder VIT Small Cap Index (AnnuiChoice TM)                        (21,176)     190,723      169,547
  Scudder VIT Small Cap Index (GrandMaster flex3 TM)                    9,674      211,709      221,383
  Scudder VIT Small Cap Index (Grandmaster TM)                        155,528      231,018      386,546
  Scudder VIT Small Cap Index (IQ3 TM)                                 46,438       86,693      133,131
  Scudder VIT Small Cap Index (Pinnacleplus TM)                        83,386      389,847      473,233

                                                                             UNIT TRANSACTIONS
                                                                --------------------------------------------
                                                                                                   Increase
                                                                  Units     Units       Units     (decrease)
                           Division                             purchased  redeemed  transferred   in units
------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Templeton Foreign Securities Fund (AnnuiChoice TM)                1,234      (245)       4,407       5,396
  Templeton Growth Securities (AnnuiChoice TM)                          1      (287)       3,908       3,622
  Templeton Growth Securities (GrandMaster flex3 TM)               15,118      (316)       8,191      22,993
  Templeton Growth Securities (Grandmaster TM)                         80    (7,094)       7,838         824
  Templeton Growth Securities (IQ Annuity TM)                       8,909      (197)       4,715      13,427
  Templeton Growth Securities (Pinnacleplus TM)                    13,840      (619)      21,308      34,529
  Templeton Growth Securities Standard (IQ Advisor TM)
   (December 13)*                                                     456        --            1         457
  Van Kampen LIT Comstock (AnnuiChoice TM)                            592    (2,108)      (6,532)     (8,048)
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                    3,174      (157)       7,063      10,080
  Van Kampen LIT Comstock (Grandmaster TM)                          1,531    (8,074)    (125,978)   (132,521)
  Van Kampen LIT Comstock (IQ Annuity TM)                          11,632        (7)         600      12,225
  Van Kampen LIT Comstock (Pinnacleplus TM)                         4,372    (1,207)       3,692       6,857
  Van Kampen LIT Emerging Growth (AnnuiChoice TM)                     676        --         (979)       (303)
  Van Kampen LIT Emerging Growth (GrandMaster flex3 TM)                --        (1)        (370)       (371)
  Van Kampen LIT Emerging Growth (Grandmaster TM)                      --        (3)        (358)       (361)
  Van Kampen LIT Emerging Growth (IQ Annuity TM)                       --        (1)          --          (1)
  Van Kampen LIT Emerging Growth (Pinnacleplus TM)                     67        (2)         201         266
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                45      (748)       3,267       2,564
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)               --      (513)      17,431      16,918
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)              --      (111)       1,684       1,573
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                              --       (12)      11,247      11,235
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)             370      (805)         138        (297)
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)               --    (1,459)       1,804         345
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)          1,278      (179)      14,965      16,064
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)               10,259      (753)      13,712      23,218
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                     42    (8,802)       4,870      (3,890)
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                      --        --         (357)       (357)
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (AnnuiChoice TM)(July 22)**        25,708      (345)     (51,247)    (25,884)
  Scudder VIT EAFE Equity Index (GrandMaster flex3 TM)
   (July 22)**                                                      1,324       (13)      (9,193)     (7,882)
  Scudder VIT EAFE Equity Index (Grandmaster TM)(July 22)**            28    (2,645)      (8,248)    (10,865)
  Scudder VIT EAFE Equity Index (IQ3 TM)(July 22)**                 5,957      (508)     (42,388)    (36,939)
  Scudder VIT EAFE Equity Index (Pinnacleplus TM)(July 22)**          536       (84)     (16,145)    (15,693)
  Scudder VIT Equity 500 Index (AnnuiChoice TM)                     1,932    (3,864)      21,355      19,423
  Scudder VIT Equity 500 Index (GrandMaster flex3 TM)               2,620    (2,230)      28,192      28,582
  Scudder VIT Equity 500 Index (Grandmaster TM)                     3,381   (74,259)     (21,243)    (92,121)
  Scudder VIT Equity 500 Index (IQ3 TM)                             2,737      (791)     (14,782)    (12,836)
  Scudder VIT Equity 500 Index (Pinnacleplus TM)                   17,107    (3,235)      11,503      25,375
  Scudder VIT Small Cap Index (AnnuiChoice TM)                      3,388    (5,707)         302      (2,017)
  Scudder VIT Small Cap Index (GrandMaster flex3 TM)                2,284      (217)      (1,740)        327
  Scudder VIT Small Cap Index (Grandmaster TM)                         --        (1)      12,594      12,593
  Scudder VIT Small Cap Index (IQ3 TM)                              1,665      (346)       2,085       3,404
  Scudder VIT Small Cap Index (Pinnacleplus TM)                     2,857      (574)       3,179       5,462

SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

** - 2005 closing date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account I (the "Separate Account") on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity"), which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S").

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA"). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity's general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option ("STO"). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios ("Funds"): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), Massachusetts Financial Services Variable Insurance Trust Funds ("MFS Funds"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"), J.P. Morgan Series Trust II Portfolios ("JPMorgan Funds"), Putnam Variable Trust Funds ("Putnam VT Funds"), DWS Scudder( Formally Scudder) Investments VIT Funds ("DWS Funds"), Touchstone Variable Series Trust ("Touchstone Funds"),Van Kampen Universal Institutional

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Institutional Funds Portfolios ("Van Kampen UIF Funds") and the Van Kampen Life Investment Trust Portfolios ("Van Kampen LIT Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company. The investment adviser of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited. The MFS Funds are managed by Massachusetts Financial Services Company. J.P. Morgan Investment Management Inc. is the investment adviser to the JPMorgan Funds. The investment adviser of the Putnam VT Funds is Putnam Investment Management, LLC. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Van Kampen Asset Management manages the Van Kampen LIT Portfolios.

The contract holders account value in a Separate Account division, also referred to as subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as the underlying fund. The Separate Account currently has four hundred twelve investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares of the Funds are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges.

TAXES

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). The Separate Account is not taxed as a regulated investment company under Subchapter L of the IRC. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2006 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2006) and the cost of shares held at December 31, 2006, for each division were as follows:


                             DIVISION                                  PURCHASES       SALES          COST
--------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                          $   179,699   $    95,358   $    617,256
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                        308,698       196,508        605,897
  Touchstone Aggressive ETF (Grandmaster TM)                              238,552       251,275      1,894,488
  Touchstone Aggressive ETF (IQ Annuity TM)                               385,435       346,678        971,327
  Touchstone Aggressive ETF (Pinnacleplus TM)                             428,902         8,577        608,939
  Touchstone Balanced (AnnuiChoice TM)                                     14,124       101,804        127,423
  Touchstone Balanced (GrandMaster flex3 TM)                               82,260       196,460        387,173
  Touchstone Balanced (Grandmaster TM)                                         --         3,541             --
  Touchstone Balanced (IQ Annuity TM)                                      37,214        47,221        237,529
  Touchstone Balanced (Pinnacleplus TM)                                    60,467        17,938        362,723
  Touchstone Baron Small Cap (AnnuiChoice TM)                              29,224        99,508        321,630
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                       318,834       207,325        656,399
  Touchstone Baron Small Cap (Grandmaster TM)                             109,618        32,321        354,346
  Touchstone Baron Small Cap (IQ Annuity TM)                              569,352       564,628      1,030,043
  Touchstone Baron Small Cap (Pinnacleplus TM)                            210,062       145,377        553,099
  Touchstone Conservative ETF (AnnuiChoice TM)                             26,253           276         30,737
  Touchstone Conservative ETF (GrandMaster flex3 TM)                      436,054       185,904      1,356,809
  Touchstone Conservative ETF (Grandmaster TM)                             18,604         3,142        141,131
  Touchstone Conservative ETF (IQ Annuity TM)                             277,012       145,240      1,293,361
  Touchstone Conservative ETF (Pinnacleplus TM)                           442,049        34,778        735,188
  Touchstone Core Bond (AnnuiChoice TM)                                    52,718        17,884        266,737
  Touchstone Core Bond (GrandMaster flex3 TM)                             194,760       157,232        574,505
  Touchstone Core Bond (Grandmaster TM)                                   209,075       210,735         16,045
  Touchstone Core Bond (IQ Annuity TM)                                    146,023       303,875        460,590
  Touchstone Core Bond (Pinnacleplus TM)                                   45,422        24,758        221,739
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)                       55        36,032          5,950
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)                274         3,502         27,293
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)                    11,935        59,174        106,791
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)                  18,235         6,659         51,918
  Touchstone Mid Cap Growth (AnnuiChoice TM)                               17,781       137,865        205,098
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)                        132,970        18,983        265,412
  Touchstone Mid Cap Growth (Grandmaster TM)                               45,460        21,744        159,760
  Touchstone Mid Cap Growth (IQ Annuity TM)                                66,047       107,028        334,234
  Touchstone Mid Cap Growth (Pinnacleplus TM)                             236,896       123,510        599,949
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                             12             8            403
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)                    1,343         8,522         48,853
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                            216           918          7,978
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                          69,700         1,709         94,078
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                        70,253        61,343         69,432
  Touchstone Enhanced ETF (AnnuiChoice TM)                                140,787        38,194      1,638,073
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                          583,440        54,074      1,715,920


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                             DIVISION                                  PURCHASES       SALES          COST
--------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Enhanced ETF (Grandmaster TM)                            $   331,830   $   120,954   $  3,027,012
  Touchstone Enhanced ETF (IQ Annuity TM)                                 674,338       304,541      1,269,573
  Touchstone Enhanced ETF (Pinnacleplus TM)                               550,469         5,804        715,290
  Touchstone Growth & Income (AnnuiChoice TM)                               9,253        53,013         39,045
  Touchstone Growth & Income (GrandMaster flex3 TM)                         5,547        78,360         13,917
  Touchstone Growth & Income (IQ Annuity TM)                                4,720        13,865         41,202
  Touchstone Growth & Income (Pinnacleplus TM)                             15,862        14,188         84,654
  Touchstone High Yield (AnnuiChoice TM)                                  234,246        29,048        367,932
  Touchstone High Yield (GrandMaster flex3 TM)                             66,364        84,452        445,274
  Touchstone High Yield (Grandmaster TM)                                  195,674       302,252        270,081
  Touchstone High Yield (IQ Annuity TM)                                    65,838        65,888        388,305
  Touchstone High Yield (Pinnacleplus TM)                                 296,111       134,753        895,275
  Touchstone Moderate ETF  (AnnuiChoice TM)                               146,145        22,262        261,702
  Touchstone Moderate ETF (GrandMaster flex3 TM)                          571,054       208,369      1,924,353
  Touchstone Moderate ETF (Grandmaster TM)                                 60,380        95,119        336,336
  Touchstone Moderate ETF (IQ Annuity TM)                                 777,178       681,404      1,965,677
  Touchstone Moderate ETF (Pinnacleplus TM)                               345,952        48,863        882,971
  Touchstone Money Market (AnnuiChoice TM)                                 20,689        32,065        418,996
  Touchstone Money Market (Grandmaster TM)                              3,638,113     4,384,048      4,652,960
  Touchstone Money Market (IQ Annuity TM)                                     739        38,729          3,100
  Touchstone Third Avenue Value (AnnuiChoice TM)                        1,057,820       392,745      1,503,934
  Touchstone Third Avenue Value (GrandMaster flex3 TM)                  1,132,113       592,222      2,428,167
  Touchstone Third Avenue Value (Grandmaster TM)                          924,464       283,671      2,709,562
  Touchstone Third Avenue Value (IQ Annuity TM)                           695,427       243,752      2,522,346
  Touchstone Third Avenue Value (Pinnacleplus TM)                         843,859       451,722      2,318,296
  Touchstone Third Avenue Value (AnnuiChoice II TM)                        79,860           118         79,746
  Touchstone Third Avenue Value (IQ Advisor Enhanced TM)                   13,399        13,127             --
  Touchstone Value Plus (AnnuiChoice TM)                                    2,784        23,830        103,476
  Touchstone Value Plus (GrandMaster flex3 TM)                             35,773        61,386        101,089
  Touchstone Value Plus (Grandmaster TM)                                      314           937         32,872
  Touchstone Value Plus (IQ Annuity TM)                                     8,782        30,974        172,314
  Touchstone Value Plus (Pinnacleplus TM)                                  90,232        41,267        302,814
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                          31,827       141,002        633,138
  JP Morgan Bond (GrandMaster flex3 TM)                                    75,325        56,689        404,825
  JP Morgan Bond (Grandmaster TM)                                          35,871        63,991         11,485
  JP Morgan Bond (IQ3 TM)                                                  57,383        51,220        206,745
  JP Morgan Bond (Pinnacleplus TM)                                         91,292        84,183        476,420
  JP Morgan International Equity (AnnuiChoice TM)                         123,774        70,300        418,828
  JP Morgan International Equity (GrandMaster flex3 TM)                   253,482        45,582        381,113
  JP Morgan International Equity (Grandmaster TM)                         153,685       274,845        921,559
  JP Morgan International Equity (IQ3 TM)                                  55,765        18,259        193,626
  JP Morgan International Equity (Pinnacleplus TM)                        372,401       105,755        423,966
  JP Morgan Mid Cap Value (AnnuiChoice TM)                                 11,155         9,791        320,522
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                           18,260        58,159        196,730
  JP Morgan Mid Cap Value (Grandmaster TM)                                 47,406     1,198,991        129,354
  JP Morgan Mid Cap Value (IQ3 TM)                                          8,521        63,098        104,408
  JP Morgan Mid Cap Value (Pinnacleplus TM)                               146,469       131,569        886,153


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                             DIVISION                                  PURCHASES       SALES          COST
--------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                         $ 4,489,554   $ 5,009,494   $ 22,295,825
  Fidelity VIP Growth (Grandmaster TM)                                    764,916     3,350,050      9,970,762
  Fidelity VIP High Income (Grandmaster TM)                             1,059,384     1,820,757      6,104,875
  Fidelity VIP II Asset Manager (Grandmaster TM)                          413,837     2,332,202      7,183,431
  Fidelity VIP II Contrafund (Grandmaster TM)                           3,650,464     4,991,239     17,097,428
  Fidelity VIP II Index 500 (Grandmaster TM)                              183,668     2,175,174      6,186,195
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)                  392,594     1,089,431      3,327,572
  Fidelity VIP III Balanced (Grandmaster TM)                            1,001,126     1,022,632      2,851,032
  Fidelity VIP III Growth & Income (Grandmaster TM)                       364,179     2,190,946      2,912,895
  Fidelity VIP III Growth Opportunities (Grandmaster TM)                   29,806       450,856        861,393
  Fidelity VIP Overseas (Grandmaster TM)                                  464,292     1,967,359      3,262,371
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice TM)                               19,120           156         18,969
  Touchstone Aggressive ETF (AnnuiChoice II TM)                           299,553           497        299,076
  Touchstone Enhanced ETF (AnnuiChoice TM)                                 53,539            79         53,465
  Touchstone Enhanced ETF (AnnuiChoice II TM)                              11,023            19         11,005
  Touchstone Moderate ETF  (AnnuiChoice TM)                               172,722           862        171,904
  Touchstone Moderate ETF  (AnnuiChoice II TM)                             24,067            60         24,009
  Touchstone Money Market (AnnuiChoice TM)                                942,601     1,009,130      1,955,106
  Touchstone Money Market (GrandMaster flex3 TM)                        5,385,653     4,232,763      1,903,138
  Touchstone Money Market (IQ Annuity TM)                              11,375,994    13,078,985      2,411,174
  Touchstone Money Market (Pinnacleplus TM)                             2,340,461     1,634,404      1,611,313
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)                             2,031,358     1,133,751      4,737,718
  MFS Capital Opportunities (AnnuiChoice TM)                                  164         4,476         72,611
  MFS Capital Opportunities (GrandMaster flex3 TM)                            762        86,848         37,517
  MFS Capital Opportunities (Grandmaster TM)                                  763        18,126         27,148
  MFS Capital Opportunities (IQ Annuity TM)                                 5,438        38,729        216,461
  MFS Capital Opportunities (Pinnacleplus TM)                                 596         3,191         74,471
  MFS Emerging Growth (AnnuiChoice TM)                                     90,936        64,818         45,187
  MFS Emerging Growth (GrandMaster flex3 TM)                              198,445       227,526         71,290
  MFS Emerging Growth (Grandmaster TM)                                      6,737        50,708         30,757
  MFS Emerging Growth (IQ Annuity TM)                                   1,815,617     1,871,941        246,924
  MFS Emerging Growth (Pinnacleplus TM)                                   281,936       253,133         69,432
  MFS Investors Growth Stock (AnnuiChoice TM)                              63,773         4,828        122,230
  MFS Investors Growth Stock (GrandMaster flex3 TM)                       112,798         3,211        143,621
  MFS Investors Growth Stock (Grandmaster TM)                              36,650        33,073         24,570
  MFS Investors Growth Stock (IQ Annuity TM)                              230,587       248,553         34,945
  MFS Investors Growth Stock (Pinnacleplus TM)                             16,385         3,456         90,478
  MFS Mid Cap Growth (AnnuiChoice TM)                                      30,814        36,960        114,575
  MFS Mid Cap Growth (GrandMaster flex3 TM)                                25,314        17,365        109,653
  MFS Mid Cap Growth (Grandmaster TM)                                       4,033        31,409         51,695
  MFS Mid Cap Growth (IQ Annuity TM)                                        8,830        36,507        128,332
  MFS Mid Cap Growth (Pinnacleplus TM)                                     37,618         9,974        149,145
  MFS Mid Cap Growth (AnnuiChoice II TM)                                    1,629             5          1,624
  MFS New Discovery (AnnuiChoice TM)                                        1,638        24,265         56,653
  MFS New Discovery (GrandMaster flex3 TM)                                 22,824         3,929         52,448
  MFS New Discovery (Grandmaster TM)                                        8,375        56,622         55,710


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                             DIVISION                                  PURCHASES       SALES          COST
--------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS New Discovery (IQ Annuity TM)                                         2,531        21,024         60,644
  MFS New Discovery (Pinnacleplus TM)                                      60,643        57,461         15,558
  MFS Total Return (AnnuiChoice TM)                                        53,529       211,616        375,206
  MFS Total Return (GrandMaster flex3 TM)                                  79,291        56,619        259,472
  MFS Total Return (Grandmaster TM)                                       145,287       969,482      1,104,297
  MFS Total Return (IQ Annuity TM)                                        156,184       574,659        678,990
  MFS Total Return (Pinnacleplus TM)                                      333,878       130,587      1,214,652
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                              37,638       167,073        226,096
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                        53,019        83,489        219,576
  Fidelity VIP Asset Manager (IQ3)                                         25,051       120,295        401,137
  Fidelity VIP Asset Manager (Pinnacleplus TM)                             27,357         3,982         97,964
  Fidelity VIP Balanced (AnnuiChoice TM)                                   85,613        42,319        293,584
  Fidelity VIP Balanced (GrandMaster flex3 TM)                            142,933        94,654        353,863
  Fidelity VIP Balanced (IQ3 TM)                                           98,050       258,775        362,420
  Fidelity VIP Balanced (Pinnacleplus TM)                                 124,135        38,070        331,032
  Fidelity VIP Contrafund (AnnuiChoice TM)                              1,474,957       655,986      2,466,114
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                        1,044,093       614,108      2,082,680
  Fidelity VIP Contrafund (IQ3)                                         1,962,247     1,789,316      2,880,290
  Fidelity VIP Contrafund (Pinnacleplus TM)                             1,175,897       314,725      2,530,881
  Fidelity VIP Contrafund (AnnuiChoice II TM)                              72,602            99         72,507
  Fidelity VIP Contrafund Standard (IQ Advisor TM)                            544            34          6,064
  Fidelity VIP Contrafund (IQ Advisor Enhanced TM)                         13,399        13,211             --
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)               94,227         1,302         92,830
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 TM)         43,537         1,165         70,480
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)            1,247,577        92,046      1,193,394
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)               934,192     1,001,244         88,262
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)             215,938       130,382        162,726
  Fidelity VIP Equity-Income (AnnuiChoice TM)                             290,790       250,980        957,704
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                       117,332        69,411        463,099
  Fidelity VIP Equity-Income (IQ3 TM)                                     193,520       207,928        806,507
  Fidelity VIP Equity-Income (Pinnacleplus TM)                            603,018        61,145      1,803,639
  Fidelity VIP Growth & Income (AnnuiChoice TM)                            63,758       100,218        185,528
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                      44,369        15,653        190,328
  Fidelity VIP Growth & Income (IQ3 TM)                                    16,145       118,458        158,090
  Fidelity VIP Growth & Income (Pinnacleplus TM)                           11,463        21,860        124,935
  Fidelity VIP Growth (AnnuiChoice TM)                                    128,996       241,208        188,886
  Fidelity VIP Growth (GrandMaster flex3 TM)                               62,671        67,966        155,665
  Fidelity VIP Growth (IQ3 TM)                                             73,321       170,407        317,616
  Fidelity VIP Growth (Pinnacleplus TM)                                    96,028        14,544        274,948
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                          243         6,779         43,120
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)                 71,225         3,412        102,480
  Fidelity VIP Growth Opportunities (IQ3 TM)                              103,206        52,667         58,639
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                         329         1,784         64,124
  Fidelity VIP High Income (AnnuiChoice TM)                               117,508        94,518        329,056
  Fidelity VIP High Income (GrandMaster flex3 TM)                       2,044,257     2,317,941      2,377,983
  Fidelity VIP High Income (IQ3 TM)                                     4,413,479     3,365,074      3,712,918
  Fidelity VIP High Income (Pinnacleplus TM)                               47,655        38,513        286,453


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                             DIVISION                                  PURCHASES       SALES          COST
--------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Index 500 (AnnuiChoice TM)                             $     7,641   $   120,440   $    323,325
  Fidelity VIP Index 500 (IQ3 TM)                                          10,162       138,974        483,365
  Fidelity VIP Index 500 (Pinnacleplus TM)                                  1,321        19,055         74,832
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                     138,357       237,443        963,530
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)               148,845        95,976        407,914
  Fidelity VIP Investment Grade Bond (IQ3 TM)                             361,628       545,309      1,212,168
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                     61,673        36,087        308,274
  Fidelity VIP Investment Grade Bond (AnnuiChoice II TM)                   16,801            17         16,784
  Fidelity VIP Mid Cap (AnnuiChoice TM)                                   353,630       232,541        896,565
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                             610,136       252,150      1,343,537
  Fidelity VIP Mid Cap (IQ Annuity TM)                                    593,310       409,015      1,562,912
  Fidelity VIP Mid Cap (Pinnacleplus TM)                                  485,642       184,931      1,527,806
  Fidelity VIP Mid Cap (AnnuiChoice II TM)                                  5,601             6          5,595
  Fidelity VIP Mid Cap (Grandmaster TM)                                    12,350           139         12,215
  Fidelity VIP Overseas (AnnuiChoice TM)                                  120,195       207,362        234,574
  Fidelity VIP Overseas (GrandMaster flex3 TM)                            219,167        70,489        317,660
  Fidelity VIP Overseas (IQ3 TM)                                          188,645        31,517        296,188
  Fidelity VIP Overseas (Pinnacleplus TM)                                 423,921        73,284        509,612
  Fidelity VIP Overseas (AnnuiChoice II TM)                                14,000            14         13,986
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)                    22,565         2,736        225,506
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)              47,633        43,666         79,514
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                            84,279        18,701        102,476
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                        796,611       225,888        918,842
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)                  342,965        69,245        799,515
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                                109,846        55,900        209,402
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II TM)                     167,058        53,269        114,971
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                                   1         8,444         22,374
  Putnam VT Discovery Growth (Grandmaster TM)                                 741         9,410          4,746
  Putnam VT Discovery Growth (IQ Annuity TM)                                   --         4,149         46,789
  Putnam VT Growth and Income (AnnuiChoice TM)                             31,792        16,659        204,258
  Putnam VT Growth and Income (GrandMaster flex3 TM)                       68,956         1,388         73,913
  Putnam VT Growth and Income (Grandmaster TM)                             57,272        37,546        201,380
  Putnam VT Growth and Income (IQ Annuity TM)                              29,711       168,542        346,305
  Putnam VT Growth and Income (Pinnacleplus TM)                            21,795         1,056         35,364
  Putnam VT International Equity (AnnuiChoice TM)                          50,261        10,794         90,371
  Putnam VT International Equity (GrandMaster flex3 TM)                    63,227        39,301        138,430
  Putnam VT International Equity (Grandmaster TM)                          53,330        94,864        148,676
  Putnam VT International Equity (IQ Annuity TM)                           45,631        90,558        151,169
  Putnam VT International Equity (Pinnacleplus TM)                        260,115        56,819        262,104
  Putnam VT Small Cap Value (AnnuiChoice TM)                              110,248        33,338        327,142
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                        335,305       207,682        529,692
  Putnam VT Small Cap Value (Grandmaster TM)                              698,816     1,479,489      1,603,324
  Putnam VT Small Cap Value (IQ Annuity TM)                               273,047       335,730        663,518
  Putnam VT Small Cap Value (Pinnacleplus TM)                             283,106       141,637        445,999
  Putnam VT Small Cap Value (AnnuiChoice II TM)                             5,601             6          5,595
  Putnam VT The George Putnam Fund of Boston (GrandMaster flex3 TM)           738           116          6,947


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                             DIVISION                                  PURCHASES       SALES          COST
--------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)              12,809         8,696        134,966
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)                  153            68          2,016
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)             33,587           217         33,366
  Putnam VT Voyager (GrandMaster flex3 TM)                                138,929       135,951             --
  Putnam VT Voyager (Grandmaster TM)                                        1,090           367         15,099
  Putnam VT Voyager (IQ Annuity TM)                                       251,784       263,788         15,405
  Putnam VT Voyager (Pinnacleplus TM)                                      60,229        32,402         38,787
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (AnnuiChoice TM)                   28,884        52,961        104,986
  Franklin Growth and Income Securities (GrandMaster flex3 TM)             66,515        19,528        177,236
  Franklin Growth and Income Securities (Grandmaster TM)                   62,169       127,867        339,539
  Franklin Growth and Income Securities (IQ Annuity TM)                    45,644        69,511        378,584
  Franklin Growth and Income Securities (Pinnacleplus TM)                  88,300        30,238        456,022
  Franklin Income Securities (AnnuiChoice TM)                              94,382       141,988        468,646
  Franklin Income Securities (GrandMaster flex3 TM)                       876,012       280,755      2,318,509
  Franklin Income Securities (Grandmaster TM)                           1,449,543       387,899      2,463,725
  Franklin Income Securities (IQ Annuity TM)                              685,866       275,766      1,487,101
  Franklin Income Securities (Pinnacleplus TM)                            386,940       183,238      1,844,858
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                     5,518       103,834         52,342
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)              42,835       175,785        248,887
  Franklin Large Cap Growth Securities (Grandmaster TM)                    31,746        40,935        134,828
  Franklin Large Cap Growth Securities (IQ Annuity TM)                    120,509       165,949        271,237
  Franklin Large Cap Growth Securities (Pinnacleplus TM)                   67,871        66,126        299,637
  Franklin Large Cap Growth Securities (AnnuiChoice II TM)                  8,401             9          8,392
  Franklin Mutual Shares Securities (AnnuiChoice TM)                      458,512       102,325        725,961
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)                417,418        60,281      1,214,098
  Franklin Mutual Shares Securities (IQ Annuity TM)                       282,558        19,428        540,598
  Franklin Mutual Shares Securities (Pinnacleplus TM)                     542,828       109,684      1,233,287
  Franklin Mutual Shares Securities Standard (IQ Advisor TM)                  552            72         11,598
  Franklin Mutual Shares Securities(Grandmaster TM)                       413,037       315,791      1,088,399
  Templeton Foreign Securities (IQ Annuity TM)                            194,591       311,670        309,162
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)                142,674       330,801        425,194
  Templeton Foriegn Securities Fund (Grandmaster TM)                      885,230     1,016,047        229,148
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                     233,127        86,263        468,997
  Templeton Foreign Securities Fund (AnnuiChoice TM)                       38,679       123,994         72,443
  Templeton Foreign Securities Fund (AnnuiChoice II TM)                     1,630             5          1,625
  Templeton Growth Securities (AnnuiChoice TM)                             34,861       106,991         68,432
  Templeton Growth Securities (GrandMaster flex3 TM)                      452,437       203,213        890,301
  Templeton Growth Securities (Grandmaster TM)                            997,690       286,964      1,082,152
  Templeton Growth Securities (IQ Annuity TM)                           1,267,152       168,630      1,448,277
  Templeton Growth Securities (Pinnacleplus TM)                           483,495       159,870        903,975
  Templeton Growth Securities Standard (IQ Advisor TM)                        303            36          5,820
  Van Kampen LIT Comstock (AnnuiChoice TM)                                113,226       253,728        109,059
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                           82,869        76,152        286,754
  Van Kampen LIT Comstock (Grandmaster TM)                                 50,991       241,749        164,681
  Van Kampen LIT Comstock (IQ Annuity TM)                                  72,597       121,820        131,143
  Van Kampen LIT Comstock (Pinnacleplus TM)                                73,477        41,668        301,574
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)                   34,491        24,855         23,997


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                             DIVISION                                  PURCHASES       SALES          COST
--------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen LIT Strategic Growth (Grandmaster TM)                    $     8,139   $     7,382   $      6,632
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                              --            29            994
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                        13,085         5,338         77,568
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                    17,602        36,521         75,314
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)                 467,033        76,524        508,451
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 TM)           569,158       470,338        434,923
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)                 153,510       127,341        365,822
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)                1,067,490       967,078         99,672
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)                398,876       264,083        535,866
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice II TM)               65,829            87         65,745
  Van Kampen UIF Emerging Markets Equity (IQ Advisor Enhanced TM)          15,795         5,267         10,785
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                      291,828       218,741        804,574
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                         74,043        90,002        491,033
  Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced TM)                 28,065        17,956         10,711
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice TM)                               253,527        43,719      1,056,783
  DWS Equity 500 Index VIP (GrandMaster flex3 TM)                         156,929       676,438        840,047
  DWS Equity 500 Index VIP (Grandmaster TM)                               493,255       720,954      2,837,573
  DWS Equity 500 Index VIP (IQ3 TM)                                       685,498       602,898        366,224
  DWS Equity 500 Index VIP (Pinnacleplus TM)                              392,091       117,669      1,348,157
  DWS Equity 500 Index VIP (AnnuiChoice II TM)                              1,629             5          1,624
  DWS Small Cap Index VIP (AnnuiChoice TM)                                 14,296        68,084        113,407
  DWS Small Cap Index VIP (GrandMaster flex3 TM)                          160,530       120,415        262,168
  DWS Small Cap Index VIP (Grandmaster TM)                                646,323     1,057,236         22,493
  DWS Small Cap Index VIP (IQ3 TM)                                         30,938        48,970        120,428
  DWS Small Cap Index VIP (Pinnacleplus TM)                                77,528        77,473        438,567


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

3. EXPENSES

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Seven contracts are currently offered by the Separate Account: GrandMaster FLEX3, IQ3 the Smart Annuity ("IQ3"), IQ Advisor, AnnuiChoice, AnnuiChoice II, Pinnacle Plus and ETF easyAnnuity. GrandmasterFLEX3, AnnuiChoice, AnnuiChoice II and Pinnacle Plus have a deferred sales load charge. IQ3, IQ Advisor and ETF easyAnnuity have no sales load charges on their contracts. GrandMaster FLEX3 charges an annual rate of 1.40% and 0.15% of net assets, IQ3 charges an annual rate of 1.30% and 0.15% of net assets, AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, AnnuiChoice II charges an annual rate of 1.00% and 0.15%, PinnaclePlus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. IQ Advisor, an integrated low-cost annuity sold by fee-based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit, referred to as IQ Advisor Enhanced, and charges an annual rate of 0.80% of net assets to cover these expenses. ETF Easy Annuity charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. Guaranteed Minimum Accumulation Benefit ("GMAB") funds in AnnuiChoice and AnnuiChoice II charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. For IQ3, ETF easyAnnuity and Annuichoice, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract). PinnaclePlus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. For GrandMaster FLEX3, an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any participation year. IQ Advisor does not have an annual administrative charge.

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider. The charge for riders are deducted on a quarterly anniversary day.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2006 and 2005).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)
                                                              2006       59  $ 11.96  $      702         1.50%    1.00%      12.39%
                                                              2005       51    10.64         545         0.00%    1.00%       3.63%
                                                              2004       35    10.27         362        13.94%    1.00%       2.70%
  Touchstone Aggressive ETF (GrandMaster flex3 TM)
                                                              2006       57    11.82         678         1.51%    1.55%      11.77%
                                                              2005       47    10.58         493         0.00%    1.55%       2.99%
                                                              2004       14    10.27         148        88.01%    1.55%       2.70%
  Touchstone Aggressive ETF (Grandmaster TM)
                                                              2006      185    11.87       2,201         1.47%    1.35%      11.99%
                                                              2005      186    10.60       1,977         0.00%    1.35%       3.22%
                                                              2004      178    10.27       1,826        13.31%    1.35%       2.70%
  Touchstone Aggressive ETF (IQ Annuity TM)
                                                              2006       92    11.85       1,091         1.40%    1.45%      11.88%
                                                              2005       89    10.59         939         0.00%    1.45%       3.11%
                                                              2004        2    10.27          25        20.85%    1.45%       2.70%
  Touchstone Aggressive ETF (Pinnacleplus TM)
                                                              2006       56    11.79         664         2.30%    1.67%      11.63%
                                                              2005       18    10.56         195         0.00%    1.67%       2.85%
                                                              2004        3    10.27          31        12.01%    1.67%       2.70%
  Touchstone Balanced (AnnuiChoice TM)
                                                              2006        9    13.82         130         1.37%    1.00%       9.80%
                                                              2005       17    12.59         217         1.44%    1.00%       5.54%
                                                              2004       18    11.93         217         1.16%    1.00%       8.55%
                                                              2003       14    10.99         150         1.33%    1.00%      20.37%
                                                              2002        1     9.13           7         3.25%    1.00%     (10.05%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Balanced (GrandMaster flex3 TM)
                                                              2006       28  $ 14.01  $      394         1.74%    1.55%       9.19%
                                                              2005       40    12.83         508         1.56%    1.55%       4.97%
                                                              2004       34    12.22         416         1.29%    1.55%       7.95%
                                                              2003       15    11.32         168         3.09%    1.55%      19.66%
                                                              2002       -*     9.46           2         8.37%    1.55%      (5.40%)
  Touchstone Balanced (Grandmaster TM)
                                                              2006       --       --          --         0.00%    1.35%
                                                              2005       --    11.38           3         1.48%    1.35%       5.18%
                                                              2004       -*    10.82           3        18.02%    1.35%       8.20%
  Touchstone Balanced (IQ Annuity TM)
                                                              2006       19    13.19         246         1.77%    1.45%       9.30%
                                                              2005       21    12.07         256         1.28%    1.45%       5.10%
                                                              2004       28    11.48         321         0.91%    1.45%       8.00%
                                                              2003       22    10.63         234         0.65%    1.45%      19.84%
                                                              2002       26     8.87         232         2.65%    1.45%     (10.40%)
  Touchstone Balanced (Pinnacleplus TM)
                                                              2006       27    13.50         367         1.90%    1.67%       9.06%
                                                              2005       27    12.38         328         1.47%    1.67%       4.88%
                                                              2004       26    11.80         304         2.45%    1.67%       7.76%
                                                              2003        2    10.95          21         5.96%    1.67%       9.50%
  Touchstone Baron Small Cap (AnnuiChoice TM)
                                                              2006       23    18.12         411         0.00%    1.00%      17.09%
                                                              2005       27    15.48         419         0.00%    1.00%       6.61%
                                                              2004       25    14.52         363         0.00%    1.00%      26.59%
                                                              2003       11    11.47         127         0.00%    1.00%      31.99%
                                                              2002        8     8.69          66         0.00%    1.00%     (14.89%)
  Touchstone Baron Small Cap (GrandMaster flex3 TM)
                                                              2006       44    16.87         741         0.00%    1.55%      16.44%
                                                              2005       38    14.49         551         0.00%    1.55%       6.01%
                                                              2004       22    13.67         298         0.00%    1.55%      25.87%
                                                              2003        9    10.86          95         0.00%    1.55%      31.32%
                                                              2002       -*     8.27           2         0.00%    1.55%     (17.30%)
  Touchstone Baron Small Cap (Grandmaster TM)
                                                              2006       28    14.61         410         0.00%    1.35%      16.67%
                                                              2005       23    12.52         284         0.00%    1.35%       6.20%
                                                              2004       14    11.79         160         0.00%    1.35%      17.90%
  Touchstone Baron Small Cap (IQ Annuity TM)
                                                              2006       72    17.31       1,253         0.00%    1.45%      16.56%
                                                              2005       73    14.85       1,091         0.00%    1.45%       6.13%
                                                              2004       71    13.99         994         0.00%    1.45%      25.92%
                                                              2003       71    11.11         794         0.00%    1.45%      31.64%
                                                              2002       60     8.44         506         0.00%    1.45%     (15.35%)
  Touchstone Baron Small Cap (Pinnacleplus TM)
                                                              2006       38    17.08         643         0.00%    1.67%      16.30%
                                                              2005       34    14.69         495         0.00%    1.67%       5.91%
                                                              2004       18    13.87         247         0.00%    1.67%      25.63%
                                                              2003        2    11.04          23         0.00%    1.67%      10.40%
  Touchstone Conservative ETF (AnnuiChoice TM)
                                                              2006        3    11.13          33         0.96%    1.00%       7.07%
                                                              2005       --    10.40           5         0.00%    1.00%       2.33%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Conservative ETF (GrandMaster flex3 TM)
                                                              2006      132  $ 11.00  $    1,449         0.96%    1.55%       6.48%
                                                              2005      108    10.33       1,118         0.00%    1.55%       1.70%
  Touchstone Conservative ETF (Grandmaster TM)
                                                              2006       14    11.05         152         0.90%    1.35%       6.69%
                                                              2005       12    10.36         128         0.00%    1.35%       1.93%
                                                              2004       -*    10.16           1        32.93%    1.35%       1.60%
  Touchstone Conservative ETF (IQ Annuity TM)
                                                              2006      128    11.03       1,412         0.88%    1.45%       6.58%
                                                              2005      115    10.34       1,193         0.00%    1.45%       1.82%
                                                              2004        2    10.16          25        27.40%    1.45%       1.60%
  Touchstone Conservative ETF (Pinnacleplus TM)
                                                              2006       72    10.97         787         1.02%    1.67%       6.35%
                                                              2005       32    10.32         333         0.00%    1.67%       1.56%
                                                              2004        3    10.16          32        28.12%    1.67%       1.60%
  Touchstone Core Bond (AnnuiChoice TM)
                                                              2006       23    11.73         266         4.33%    1.00%       3.02%
                                                              2005       20    11.38         232         0.00%    1.00%       0.64%
                                                              2004       30    11.31         342         3.36%    1.00%       2.26%
                                                              2003       36    11.06         403         4.54%    1.00%       2.50%
                                                              2002       15    10.79         157        19.39%    1.00%       6.83%
  Touchstone Core Bond (GrandMaster flex3 TM)
                                                              2006       52    11.07         575         4.52%    1.55%       2.45%
                                                              2005       50    10.81         539         0.00%    1.55%       0.08%
                                                              2004       47    10.80         509         4.34%    1.55%       1.69%
                                                              2003       33    10.62         345         5.59%    1.55%       1.92%
                                                              2002        2    10.42          23        34.85%    1.55%       4.20%
  Touchstone Core Bond (Grandmaster TM)
                                                              2006        2    10.58          16         0.81%    1.35%       2.65%
                                                              2005        1    10.31          12         0.00%    1.35%       0.29%
                                                              2004        4    10.28          40        33.13%    1.35%       2.80%
  Touchstone Core Bond (IQ Annuity TM)
                                                              2006       40    11.44         460         3.77%    1.45%       2.55%
                                                              2005       55    11.15         618         0.00%    1.45%       0.21%
                                                              2004       46    11.13         508         4.08%    1.45%       1.83%
                                                              2003       44    10.93         484         3.59%    1.45%       1.96%
                                                              2002       38    10.72         410        11.91%    1.45%       6.35%
  Touchstone Core Bond (Pinnacleplus TM)
                                                              2006       21    10.37         220         4.56%    1.67%       2.32%
                                                              2005       20    10.13         201         0.00%    1.67%       0.02%
                                                              2004       12    10.13         125        11.91%    1.67%       1.50%
                                                              2003        2     9.98          18        14.10%    1.67%      (0.20%)
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)
                                                              2006        1    11.82           7         0.72%    1.00%      15.62%
                                                              2005        4    10.22          41         0.08%    1.00%      (0.87%)
                                                              2004        4    10.31          40         1.01%    1.00%      13.67%
                                                              2003        4     9.07          35         0.18%    1.00%      31.07%
                                                              2002       -*     6.92           3         0.00%    1.00%     (31.21%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)
                                                              2006        2  $ 14.13  $       35         0.80%    1.55%      14.98%
                                                              2005        3    12.29          33         0.09%    1.55%      (1.47%)
                                                              2004        2    12.47          28         1.18%    1.55%      13.16%
                                                              2003        1    11.02          11         0.26%    1.55%      30.26%
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)
                                                              2006       13    11.87         149         0.83%    1.45%      15.10%
                                                              2005       17    10.31         174         0.07%    1.45%      (1.32%)
                                                              2004       22    10.45         234         1.02%    1.45%      13.22%
                                                              2003       24     9.23         218         0.14%    1.45%      30.37%
                                                              2002       19     7.08         131         0.00%    1.45%     (31.53%)
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)
                                                              2006        5    14.14          65         0.90%    1.67%      14.84%
                                                              2005        4    12.31          45         0.09%    1.67%      (1.56%)
                                                              2004        4    12.51          46         1.54%    1.67%      13.01%
                                                              2003        2    11.07          18         0.30%    1.67%      10.70%
  Touchstone Mid Cap Growth (AnnuiChoice TM)
                                                              2006       11    17.15         194         0.00%    1.00%      15.02%
                                                              2005       19    14.91         288         6.09%    1.00%      14.15%
                                                              2004       27    13.06         357         2.03%    1.00%      10.96%
                                                              2003       23    11.77         276         0.00%    1.00%      45.85%
                                                              2002        9     8.07          72         4.82%    1.00%     (23.14%)
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)
                                                              2006       16    16.89         267         0.00%    1.55%      14.38%
                                                              2005        9    14.76         139         5.15%    1.55%      13.49%
                                                              2004        8    13.01         101         3.21%    1.55%      10.35%
                                                              2003        1    11.79          13         0.00%    1.55%      45.02%
  Touchstone Mid Cap Growth (Grandmaster TM)
                                                              2006       11    14.01         159         0.00%    1.35%      14.61%
                                                              2005       10    12.22         123         5.37%    1.35%      13.78%
                                                              2004       12    10.74         124         5.30%    1.35%       7.40%
  Touchstone Mid Cap Growth (IQ Annuity TM)
                                                              2006       18    17.93         332         0.00%    1.45%      14.50%
                                                              2005       22    15.66         342         4.33%    1.45%      13.67%
                                                              2004       28    13.78         386         1.85%    1.45%      10.42%
                                                              2003       26    12.48         326         0.00%    1.45%      45.12%
                                                              2002       23     8.60         201         4.80%    1.45%     (23.42%)
  Touchstone Mid Cap Growth (Pinnacleplus TM)
                                                              2006       36    16.51         600         0.00%    1.67%      14.24%
                                                              2005       30    14.45         438         5.97%    1.67%      13.33%
                                                              2004       19    12.75         238         2.65%    1.67%      10.20%
                                                              2003        4    11.57          48         0.00%    1.67%      15.70%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)
                                                              2006       --  $ 12.41  $       --         2.49%    1.00%      25.31%
                                                              2005       --     9.90          --         0.00%    1.00%      (4.02%)
                                                              2004        1    10.32           7         0.25%    1.00%       4.14%
                                                              2003        7     9.91          66         1.42%    1.00%      30.57%
                                                              2002        2     7.59          17         2.58%    1.00%     (23.49%)
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)
                                                              2006        5    13.27          60         2.39%    1.55%      24.62%
                                                              2005        5    10.65          56         0.00%    1.55%      (4.59%)
                                                              2004        5    11.16          52         3.19%    1.55%       3.62%
                                                              2003        1    10.77           9         3.36%    1.55%      29.76%
  Touchstone Enhanced Dividend 30 (Grandmaster TM)
                                                              2006        1    12.65          10         2.35%    1.35%      24.87%
                                                              2005        1    10.13           8         0.00%    1.35%      (4.35%)
                                                              2004        2    10.59          25        14.55%    1.35%       5.90%
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)
                                                              2006        8    12.54         102         5.26%    1.45%      24.75%
                                                              2005        3    10.05          26         0.00%    1.45%      (4.47%)
                                                              2004       -*    10.52           1         0.05%    1.45%       3.65%
                                                              2003        3    10.15          34         1.93%    1.45%      29.96%
                                                              2002        2     7.81          13         1.12%    1.45%     (23.80%)
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)
                                                              2006        6    13.67          75         2.35%    1.67%      24.47%
                                                              2005        5    10.98          50         0.00%    1.67%      (4.68%)
                                                              2004        3    11.52          39         2.80%    1.67%       3.41%
  Touchstone Enhanced ETF (AnnuiChoice TM)
                                                              2006      155    12.59       1,957         0.74%    1.00%      14.24%
                                                              2005      146    11.02       1,610         0.00%    1.00%       5.00%
  Touchstone Enhanced ETF (GrandMaster flex3 TM)
                                                              2006      158    12.45       1,962         0.80%    1.55%      13.60%
                                                              2005      111    10.96       1,216         0.00%    1.55%       4.35%
                                                              2004       -*    10.50           3         6.70%    1.55%       5.00%
  Touchstone Enhanced ETF (Grandmaster TM)
                                                              2006      275    12.50       3,440         0.73%    1.35%      13.83%
                                                              2005      256    10.98       2,809         0.00%    1.35%       4.58%
                                                              2004       26    10.50         274         7.77%    1.35%       5.00%
  Touchstone Enhanced ETF (IQ Annuity TM)
                                                              2006      117    12.47       1,456         0.73%    1.45%      13.72%
                                                              2005       83    10.97         910         0.00%    1.45%       4.47%
  Touchstone Enhanced ETF (Pinnacleplus TM)
                                                              2006       63    12.42         786         1.25%    1.67%      13.47%
                                                              2005       16    10.94         178         0.00%    1.67%       4.21%
                                                              2004        2    10.50          19         7.25%    1.67%       5.00%
  Touchstone Growth & Income (AnnuiChoice TM)
                                                              2006        3    13.54          39         2.15%    1.00%      12.54%
                                                              2005        7    12.03          82         0.03%    1.00%       0.84%
                                                              2004        8    11.93          92         1.81%    1.00%       9.05%
                                                              2003        8    10.94          88         9.79%    1.00%      31.49%
                                                              2002        2     8.32          15         3.59%    1.00%     (15.79%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Growth & Income (GrandMaster flex3 TM)
                                                              2006        1  $ 13.46  $       14         1.52%    1.55%      11.92%
                                                              2005        7    12.03          85         0.04%    1.55%       0.32%
                                                              2004       11    11.99         130         1.86%    1.55%       8.31%
                                                              2003       11    11.07         120        28.49%    1.55%      30.85%
                                                              2002       -*     8.46           1        16.35%    1.55%     (15.40%)
  Touchstone Growth & Income (IQ Annuity TM)
                                                              2006        3    13.69          42         2.14%    1.45%      12.03%
                                                              2005        4    12.22          50         0.01%    1.45%       0.41%
                                                              2004       22    12.17         273         1.76%    1.45%       8.47%
                                                              2003       18    11.22         198         4.38%    1.45%      30.92%
                                                              2002        4     8.57          37         7.77%    1.45%     (16.14%)
  Touchstone Growth & Income (Pinnacleplus TM)
                                                              2006        6    13.81          85         2.50%    1.67%      11.78%
                                                              2005        7    12.35          83         0.03%    1.67%       0.20%
                                                              2004        6    12.33          80         2.87%    1.67%       8.25%
                                                              2003        1    11.39          14        32.79%    1.67%      13.90%
  Touchstone High Yield (AnnuiChoice TM)
                                                              2006       25    14.72         365        12.60%    1.00%       6.82%
                                                              2005       12    13.78         166         0.00%    1.00%       2.26%
                                                              2004       18    13.48         247         7.05%    1.00%       8.45%
                                                              2003       22    12.43         279        13.00%    1.00%      22.70%
                                                              2002        3    10.13          29        15.84%    1.00%       1.81%
  Touchstone High Yield (GrandMaster flex3 TM)
                                                              2006       32    14.08         449         7.48%    1.55%       6.23%
                                                              2005       35    13.25         466         0.00%    1.55%       1.65%
                                                              2004       37    13.04         488         8.38%    1.55%       7.86%
                                                              2003       29    12.09         347        16.05%    1.55%      22.12%
                                                              2002        9     9.90          90        76.93%    1.55%      (1.00%)
  Touchstone High Yield (Grandmaster TM)
                                                              2006       23    11.57         264         7.44%    1.35%       6.45%
                                                              2005       34    10.87         371         0.00%    1.35%       1.90%
                                                              2004       32    10.67         342        40.88%    1.35%       6.70%
  Touchstone High Yield (IQ Annuity TM)
                                                              2006       27    14.68         398         7.43%    1.45%       6.34%
                                                              2005       29    13.81         397         0.00%    1.45%       1.76%
                                                              2004       27    13.57         364         6.60%    1.45%       7.96%
                                                              2003       36    12.57         447         8.98%    1.45%      22.28%
                                                              2002       12    10.28         127        10.31%    1.45%       1.28%
                                                              2001        4    10.15          44       146.66%    1.45%       1.50%
  Touchstone High Yield (Pinnacleplus TM)
                                                              2006       74    12.25         901         7.96%    1.67%       6.10%
                                                              2005       64    11.55         741         0.00%    1.67%       1.55%
                                                              2004       28    11.37         322        16.97%    1.67%       7.77%
                                                              2003        2    10.55          25        28.17%    1.67%       5.50%
  Touchstone Moderate ETF  (AnnuiChoice TM)
                                                              2006       25    11.59         290         1.23%    1.00%       9.87%
                                                              2005       13    10.55         142         0.00%    1.00%       2.86%
                                                              2004        1    10.26           8         9.06%    1.00%       2.60%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Moderate ETF (GrandMaster flex3 TM)
                                                              2006      187  $ 11.46  $    2,140         1.12%    1.55%       9.26%
                                                              2005      153    10.49       1,600         0.00%    1.55%       2.32%
                                                              2004       30    10.25         303        22.15%    1.55%       2.50%
  Touchstone Moderate ETF (Grandmaster TM)
                                                              2006       33    11.51         378         0.95%    1.35%       9.48%
                                                              2005       36    10.51         376         0.00%    1.35%       2.55%
                                                              2004       12    10.25         126         9.14%    1.35%       2.50%
  Touchstone Moderate ETF (IQ Annuity TM)
                                                              2006      189    11.48       2,166         1.07%    1.45%       9.37%
                                                              2005      178    10.50       1,871         0.00%    1.45%       2.44%
                                                              2004       48    10.25         488         9.77%    1.45%       2.50%
  Touchstone Moderate ETF (Pinnacleplus TM)
                                                              2006       85    11.43         973         1.25%    1.67%       9.13%
                                                              2005       58    10.47         604         0.00%    1.67%       2.18%
                                                              2004       35    10.25         360         7.01%    1.67%       2.50%
  Touchstone Money Market (AnnuiChoice TM)
                                                              2006       39    10.76         419         4.84%    1.00%       3.89%
                                                              2005       42    10.36         430         3.13%    1.00%       2.17%
                                                              2004       42    10.14         423         1.33%    1.00%       0.30%
                                                              2003       45    10.11         459         0.99%    1.00%       0.00%
                                                              2002       26    10.11         266         1.36%    1.00%       0.60%
  Touchstone Money Market (Grandmaster TM)
                                                              2006      443    10.50       4,653         4.84%    1.35%       3.52%
                                                              2005      532    10.14       5,399         3.11%    1.35%       1.75%
                                                              2004      557     9.97       5,557         1.28%    1.35%       0.00%
                                                              2003    1,392     9.97      13,875         0.92%    1.35%      (0.30%)
  Touchstone Money Market (IQ Annuity TM)
                                                              2006       --    10.56           3         4.47%    1.45%       3.42%
                                                              2005        4    10.21          41         3.03%    1.45%       1.66%
                                                              2004        6    10.04          60         1.32%    1.45%      (0.10%)
                                                              2003        7    10.05          71         0.99%    1.45%      (0.50%)
                                                              2002       17    10.10         172         1.50%    1.45%       0.10%
  Touchstone Third Avenue Value (AnnuiChoice TM)
                                                              2006       94    18.67       1,759         1.25%    1.00%      14.72%
                                                              2005       60    16.28         977         0.79%    1.00%      16.26%
                                                              2004       68    14.00         954         0.22%    1.00%      24.67%
                                                              2003       82    11.23         917         0.33%    1.00%      38.81%
                                                              2002       44     8.09         356         2.14%    1.00%     (18.37%)
  Touchstone Third Avenue Value (GrandMaster flex3 TM)
                                                              2006      144    18.47       2,667         1.09%    1.55%      14.09%
                                                              2005      121    16.19       1,955         1.13%    1.55%      15.58%
                                                              2004       52    14.01         733         0.44%    1.55%      23.98%
                                                              2003       15    11.30         174         0.20%    1.55%      37.97%
                                                              2002        2     8.19          18         0.00%    1.55%     (18.10%)
  Touchstone Third Avenue Value (Grandmaster TM)
                                                              2006      182    16.10       2,930         1.12%    1.35%      14.32%
                                                              2005      150    14.09       2,109         1.32%    1.35%      15.83%
                                                              2004       25    12.16         306         0.91%    1.35%      21.60%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Third Avenue Value (IQ Annuity TM)
                                                              2006      206  $ 18.09  $    3,718         1.12%    1.45%      14.20%
                                                              2005      189    15.84       3,000         0.80%    1.45%      15.70%
                                                              2004      186    13.69       2,541         0.26%    1.45%      24.12%
                                                              2003      179    11.03       1,978         0.34%    1.45%      38.22%
                                                              2002      145     7.98       1,160         2.04%    1.45%     (18.74%)
  Touchstone Third Avenue Value (Pinnacleplus TM)
                                                              2006      130    19.50       2,539         1.11%    1.67%      13.95%
                                                              2005      115    17.11       1,973         1.08%    1.67%      15.46%
                                                              2004       50    14.82         748         0.47%    1.67%      23.81%
                                                              2003        1    11.97          18         0.00%    1.67%      19.70%
  Touchstone Third Avenue Value (AnnuiChoice II TM)
                                                              2006        7    10.95          78         6.57%    1.15%       9.49%

  Touchstone Value Plus (AnnuiChoice TM)
                                                              2006       13    12.17         161         0.80%    1.00%      18.53%
                                                              2005       15    10.26         155         0.00%    1.00%       1.12%
                                                              2004       20    10.15         208         0.78%    1.00%       9.49%
                                                              2003       21     9.27         199         1.03%    1.00%      28.39%
                                                              2002        1     7.22           8         1.48%    1.00%     (27.36%)
  Touchstone Value Plus (GrandMaster flex3 TM)
                                                              2006        9    13.60         120         0.71%    1.55%      17.87%
                                                              2005       11    11.54         124         0.00%    1.55%       0.62%
                                                              2004        9    11.47         101         0.82%    1.55%       8.82%
                                                              2003       11    10.54         116         1.66%    1.55%      27.60%
  Touchstone Value Plus (Grandmaster TM)
                                                              2006        3    12.99          41         0.85%    1.35%      18.11%
                                                              2005        3    10.99          35         0.00%    1.35%       0.78%
                                                              2004        4    10.91          42         2.27%    1.35%       9.10%
  Touchstone Value Plus (IQ Annuity TM)
                                                              2006       20    12.02         243         0.83%    1.45%      17.99%
                                                              2005       22    10.19         226         0.00%    1.45%       0.70%
                                                              2004       21    10.12         216         0.74%    1.45%       8.93%
                                                              2003       25     9.29         234         0.99%    1.45%      27.79%
                                                              2002        3     7.27          24         1.84%    1.45%     (27.66%)
  Touchstone Value Plus (Pinnacleplus TM)
                                                              2006       26    14.25         365         0.94%    1.67%      17.73%
                                                              2005       22    12.10         263         0.00%    1.67%       0.43%
                                                              2004       16    12.05         187         1.21%    1.67%       8.75%
                                                              2003        2    11.08          27        19.95%    1.67%      10.80%
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)

                                                              2006       53    11.79         629         4.17%    1.00%       3.10%
                                                              2005       65    11.43         739         4.93%    1.00%       1.79%
                                                              2004       54    11.23         610         4.80%    1.00%       3.22%
                                                              2003       59    10.88         647         4.65%    1.00%       2.74%
                                                              2002       48    10.59         511         0.00%    1.00%       5.90%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan Bond (GrandMaster flex3 TM)
                                                              2006       35  $ 11.42  $      405         4.18%    1.55%       2.53%
                                                              2005       35    11.13         387         4.91%    1.55%       1.21%
                                                              2004       38    11.00         416         4.12%    1.55%       2.71%
                                                              2003       30    10.71         318         3.65%    1.55%       2.10%
                                                              2002       14    10.49         148         0.00%    1.55%       4.90%
  JP Morgan Bond (Grandmaster TM)

                                                              2006        1    10.80          12         5.95%    1.35%       2.74%
                                                              2005        4    10.51          41         5.92%    1.35%       1.43%
                                                              2004        5    10.36          54         0.00%    1.35%       3.60%
  JP Morgan Bond (IQ3 TM)

                                                              2006       18    11.54         206         4.11%    1.45%       2.63%
                                                              2005       18    11.24         200         5.30%    1.45%       1.28%
                                                              2004       19    11.10         211         4.07%    1.45%       2.78%
                                                              2003       13    10.80         142         2.18%    1.45%       2.27%
                                                              2002        4    10.56          46         0.00%    1.45%       5.60%
  JP Morgan Bond (Pinnacleplus TM)

                                                              2006       45    10.55         477         4.15%    1.67%       2.41%
                                                              2005       46    10.30         470         4.36%    1.67%       1.11%
                                                              2004       29    10.19         300         3.24%    1.67%       2.52%
                                                              2003        9     9.94          91         0.00%    1.67%      (0.60%)
  JP Morgan International Equity (AnnuiChoice TM)
                                                              2006       33    16.54         548         1.11%    1.00%      20.82%
                                                              2005       29    13.69         399         0.87%    1.00%       9.59%
                                                              2004       25    12.49         312         0.38%    1.00%      17.17%
                                                              2003        6    10.66          59         0.18%    1.00%      31.12%
                                                              2002       -*     8.13           1         0.00%    1.00%     (18.70%)
  JP Morgan International Equity (GrandMaster flex3 TM)
                                                              2006       28    16.34         451         1.06%    1.55%      20.15%
                                                              2005       13    13.60         180         0.82%    1.55%       8.99%
                                                              2004        7    12.48          92         0.50%    1.55%      16.53%
                                                              2003        5    10.71          53         0.83%    1.55%      30.45%
                                                              2002        5     8.21          40         0.00%    1.55%     (17.90%)
  JP Morgan International Equity (Grandmaster TM)
                                                              2006       80    15.35       1,232         1.13%    1.35%      20.40%
                                                              2005       88    12.75       1,123         0.80%    1.35%       9.23%
                                                              2004       79    11.67         918         0.00%    1.35%      16.70%
  JP Morgan International Equity (IQ3 TM)
                                                              2006       15    15.94         244         0.98%    1.45%      20.28%
                                                              2005       13    13.25         169         0.44%    1.45%       9.05%
                                                              2004        6    12.15          67         0.19%    1.45%      16.71%
                                                              2003       12    10.41         130         1.02%    1.45%      30.45%
                                                              2002       14     7.98         110         0.00%    1.45%     (20.20%)
  JP Morgan International Equity (Pinnacleplus TM)
                                                              2006       26    18.09         475         0.87%    1.67%      20.01%
                                                              2005       10    15.08         146         0.50%    1.67%       8.85%
                                                              2004        3    13.85          43         0.48%    1.67%      16.39%
                                                              2003        1    11.90           8         0.00%    1.67%      19.00%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan Mid Cap Value (AnnuiChoice TM)
                                                              2006       23  $ 17.73  $      405         1.76%    1.00%      15.68%
                                                              2005       23    15.33         356         0.57%    1.00%       8.10%
                                                              2004       10    14.18         137         0.10%    1.00%      19.86%
                                                              2003        1    11.83           8         0.19%    1.00%      28.31%
                                                              2002       -*     9.22           1         0.00%    1.00%      (7.80%)
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)
                                                              2006       14    17.64         243         1.78%    1.55%      15.04%
                                                              2005       16    15.33         252         0.83%    1.55%       7.53%
                                                              2004       10    14.26         141         0.55%    1.55%      19.13%
                                                              2003        5    11.97          59         0.33%    1.55%      27.61%
                                                              2002        2     9.38          17         0.00%    1.55%      (6.20%)
  JP Morgan Mid Cap Value (Grandmaster TM)
                                                              2006       10    14.28         148         4.16%    1.35%      15.27%
                                                              2005       99    12.39       1,224         0.19%    1.35%       7.72%
                                                              2004        5    11.50          54         0.00%    1.35%      15.00%
  JP Morgan Mid Cap Value (IQ3 TM)

                                                              2006        7    17.37         122         2.08%    1.45%      15.15%
                                                              2005       11    15.08         161         0.96%    1.45%       7.67%
                                                              2004        7    14.01         101         0.36%    1.45%      19.23%
                                                              2003        2    11.75          24         0.24%    1.45%      27.72%
                                                              2002        1     9.20          11         0.00%    1.45%      (8.00%)
  JP Morgan Mid Cap Value (Pinnacleplus TM)
                                                              2006       65    16.42       1,073         1.81%    1.67%      14.90%
                                                              2005       65    14.29         931         0.91%    1.67%       7.38%
                                                              2004       31    13.31         407         0.64%    1.67%      19.05%
                                                              2003        8    11.18          93         0.00%    1.67%      11.80%
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)
                                                              2006      432    61.13      26,407         4.68%    1.35%      18.58%
                                                              2005      507    51.56      26,143         2.15%    1.35%       4.45%
                                                              2004      599    49.36      29,589         1.58%    1.35%      10.01%
                                                              2003      683    44.87      30,654         1.90%    1.35%      28.57%
                                                              2002      792    34.90      27,651         2.07%    1.35%     (18.06%)
  Fidelity VIP Growth (Grandmaster TM)
                                                              2006      191    59.50      11,385         0.43%    1.35%       5.41%
                                                              2005      235    56.44      13,254         0.55%    1.35%       4.37%
                                                              2004      310    54.08      16,748         0.28%    1.35%       1.98%
                                                              2003      447    53.03      23,679         0.28%    1.35%      31.07%
                                                              2002      512    40.46      20,702         0.27%    1.35%     (31.05%)
  Fidelity VIP High Income (Grandmaster TM)
                                                              2006      341    17.48       5,955         7.16%    1.35%       9.74%
                                                              2005      408    15.93       6,494        14.76%    1.35%       1.35%
                                                              2004      554    15.72       8,702         9.44%    1.35%       8.12%
                                                              2003      767    14.54      11,159         7.54%    1.35%      25.56%
                                                              2002      907    11.58      10,502        12.63%    1.35%       2.03%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS (CONTINUED):
  Fidelity VIP II Asset Manager (Grandmaster TM)
                                                              2006      238  $ 33.70  $    8,030         2.91%    1.35%       5.87%
                                                              2005      302    31.83       9,604         3.05%    1.35%       2.64%
                                                              2004      415    31.01      12,873         2.38%    1.35%       4.06%
                                                              2003      381    29.80      11,344         3.73%    1.35%      16.36%
                                                              2002      438    25.61      11,221         4.22%    1.35%      (9.95%)
  Fidelity VIP II Contrafund (Grandmaster TM)
                                                              2006      608    40.12      24,395         1.30%    1.35%      10.21%
                                                              2005      696    36.40      25,317         0.32%    1.35%      15.37%
                                                              2004      819    31.55      25,853         0.35%    1.35%      13.90%
                                                              2003      966    27.70      26,769         0.56%    1.35%      26.72%
                                                              2002    1,337    21.86      29,233         0.80%    1.35%     (10.56%)
  Fidelity VIP II Index 500 (Grandmaster TM)
                                                              2006      277    33.31       9,233         1.84%    1.35%      14.17%
                                                              2005      344    29.18      10,042         1.92%    1.35%       3.43%
                                                              2004      452    28.21      12,748         1.44%    1.35%       9.09%
                                                              2003      689    25.86      17,815         2.33%    1.35%      26.70%
                                                              2002    1,398    20.41      28,538         1.11%    1.35%     (23.30%)
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)
                                                              2006      126    26.34       3,307         4.18%    1.35%       2.95%
                                                              2005      157    25.58       4,016         4.84%    1.35%       0.80%
                                                              2004      198    25.38       5,028         7.62%    1.35%       3.05%
                                                              2003      400    24.63       9,862         5.29%    1.35%       3.79%
                                                              2002      385    23.73       9,130         3.61%    1.35%       8.85%
  Fidelity VIP III Balanced (Grandmaster TM)
                                                              2006      201    15.59       3,130         2.19%    1.35%      10.20%
                                                              2005      212    14.15       2,999         2.91%    1.35%       4.32%
                                                              2004      282    13.56       3,820         2.11%    1.35%       4.07%
                                                              2003      293    13.03       3,814         3.03%    1.35%      16.13%
                                                              2002      370    11.22       4,152         3.12%    1.35%      (9.95%)
  Fidelity VIP III Growth & Income (Grandmaster TM)
                                                              2006      196    17.85       3,502         1.11%    1.35%      11.65%
                                                              2005      313    15.99       4,998         1.65%    1.35%       6.16%
                                                              2004      419    15.06       6,304         0.95%    1.35%       4.37%
                                                              2003      543    14.43       7,835         1.18%    1.35%      22.18%
                                                              2002      541    11.81       6,386         1.36%    1.35%     (17.76%)
  Fidelity VIP III Growth Opportunities (Grandmaster TM)
                                                              2006      102    12.22       1,251         0.76%    1.35%       4.04%
                                                              2005      138    11.75       1,619         1.04%    1.35%       7.39%
                                                              2004      203    10.94       2,222         0.57%    1.35%       5.80%
                                                              2003      249    10.34       2,576         0.82%    1.35%      28.13%
                                                              2002      294     8.07       2,369         1.14%    1.35%     (22.92%)
  Fidelity VIP Overseas (Grandmaster TM)
                                                              2006      144    35.93       5,161         1.70%    1.35%      16.49%
                                                              2005      191    30.84       5,884         1.23%    1.35%      17.45%
                                                              2004      226    26.26       5,939         1.20%    1.35%      12.08%
                                                              2003      268    23.43       6,269         0.87%    1.35%      41.49%
                                                              2002      315    16.56       5,211         0.87%    1.35%     (21.37%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice TM)
                                                              2006        2  $ 10.92  $       20         4.55%    1.00%       9.18%
  Touchstone Aggressive ETF (AnnuiChoice II TM)
                                                              2006       29    10.72         307         6.80%    1.15%       7.21%
  Touchstone Enhanced ETF (AnnuiChoice TM)
                                                              2006        5    11.05          55         3.16%    1.00%      10.47%
  Touchstone Enhanced ETF (AnnuiChoice II TM)
                                                              2006        1    10.85          11         3.66%    1.15%       8.51%
  Touchstone Moderate ETF  (AnnuiChoice TM)
                                                              2006       17    10.74         178         3.64%    1.00%       7.43%
  Touchstone Moderate ETF  (AnnuiChoice II TM)
                                                              2006        2    10.57          25         4.14%    1.15%       5.72%

  Touchstone Money Market (AnnuiChoice TM)
                                                              2006      185    10.54       1,955         4.61%    1.00%       3.62%
                                                              2005      199    10.17       2,022         2.88%    1.00%       1.85%
                                                              2004      195     9.99       1,943         1.03%    1.00%       0.10%
                                                              2003      273     9.98       2,723         0.64%    1.00%      (0.20%)
  Touchstone Money Market (GrandMaster flex3 TM)
                                                              2006      184    10.34       1,903         4.73%    1.55%       3.05%
                                                              2005       75    10.04         750         2.88%    1.55%       1.27%
                                                              2004      127     9.91       1,256         1.14%    1.55%      (0.50%)
                                                              2003       40     9.96         400         0.67%    1.55%      (0.40%)
  Touchstone Money Market (IQ Annuity TM)
                                                              2006      232    10.38       2,411         4.60%    1.45%       3.15%
                                                              2005      409    10.06       4,114         2.97%    1.45%       1.42%
                                                              2004      313     9.92       3,100         1.07%    1.45%      (0.40%)
                                                              2003      342     9.96       3,410         0.63%    1.45%      (0.40%)
  Touchstone Money Market (Pinnacleplus TM)
                                                              2006      156    10.30       1,611         4.65%    1.67%       2.92%
                                                              2005       90    10.01         905         2.94%    1.67%       1.17%
                                                              2004       64     9.89         636         1.20%    1.67%      (0.60%)
                                                              2003       21     9.95         209         0.75%    1.67%      (0.50%)
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster TM)
                                                              2006      175    31.46       5,499         1.28%    1.35%      11.08%
                                                              2005      164    28.33       4,646         0.00%    1.35%      16.61%
                                                              2004      204    24.29       4,946         0.00%    1.35%      23.11%
                                                              2003      244   19.73        4,807         0.36%    1.35%      36.63%
                                                              2002      327    14.44       4,729         0.76%    1.35%     (11.08%)
  MFS Capital Opportunities (AnnuiChoice TM)
                                                              2006       10    10.30         103         0.17%    1.00%      12.37%
                                                              2005       10     9.16          95         0.57%    1.00%       0.49%
                                                              2004       13     9.12         123         0.17%    1.00%      10.95%
                                                              2003       11     8.22          91         0.00%    1.00%      25.88%
                                                              2002        8     6.53          54         0.00%    1.00%     (30.53%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Capital Opportunities (GrandMaster flex3 TM)
                                                              2006        4  $ 12.74  $       48         0.16%    1.55%      11.75%
                                                              2005       11    11.40         124         0.54%    1.55%      (0.06%)
                                                              2004       11    11.41         125         0.00%    1.55%      10.35%
  MFS Capital Opportunities (Grandmaster TM)
                                                              2006        4     8.59          35         0.19%    1.35%      11.98%
                                                              2005        6     7.67          48         0.62%    1.35%       0.17%
                                                              2004        8     7.66          62         0.19%    1.35%      10.53%
                                                              2003       16     6.93         114         0.00%    1.35%      25.32%
                                                              2002        5     5.53          26         0.00%    1.35%     (30.79%)
  MFS Capital Opportunities (IQ Annuity TM)
                                                              2006       34     8.27         277         0.18%    1.45%      11.86%
                                                              2005       37     7.39         276         0.63%    1.45%      (0.01%)
                                                              2004       43     7.39         321         0.15%    1.45%      10.46%
                                                              2003       29     6.69         197         0.00%    1.45%      25.28%
                                                              2002       23     5.34         125         0.00%    1.45%     (30.83%)
  MFS Capital Opportunities (Pinnacleplus TM)
                                                              2006        7    13.27          93         0.17%    1.67%      11.61%
                                                              2005        7    11.89          85         0.56%    1.67%      (0.18%)
                                                              2004        5    11.91          58         0.01%    1.67%      10.18%
                                                              2003       -*    10.81           1         0.00%    1.67%       8.10%
  MFS Emerging Growth (AnnuiChoice TM)
                                                              2006        4    10.89          47         0.00%    1.00%       6.54%
                                                              2005        2    10.22          18         0.00%    1.00%       7.82%
                                                              2004        2     9.48          18         0.00%    1.00%      11.66%
                                                              2003       -*     8.49           1         0.00%    1.00%      28.64%
  MFS Emerging Growth (GrandMaster flex3 TM)
                                                              2006        6    13.14          75         0.00%    1.55%       5.95%
                                                              2005        8    12.40          98         0.00%    1.55%       7.21%
                                                              2004        3    11.57          29         0.00%    1.55%      11.04%
                                                              2003        3    10.42          28         0.00%    1.55%      27.85%
  MFS Emerging Growth (Grandmaster TM)
                                                              2006        3    10.44          34         0.00%    1.35%       6.16%
                                                              2005        8     9.83          75         0.00%    1.35%       7.44%
                                                              2004        6     9.15          58         0.00%    1.35%      11.18%
                                                              2003        5     8.23          39         0.00%    1.35%      28.19%
                                                              2002        1     6.42           8         0.00%    1.35%     (35.80%)
  MFS Emerging Growth (IQ Annuity TM)

                                                              2006       37     7.28         271         0.00%    1.45%       6.06%
                                                              2005       45     6.86         309         0.00%    1.45%       7.38%
                                                              2004       70     6.39         445         0.00%    1.45%      11.13%
                                                              2003       98     5.75         564         0.00%    1.45%      28.06%
                                                              2002      118     4.49         530         0.00%    1.45%     (34.83%)
  MFS Emerging Growth (Pinnacleplus TM)
                                                              2006        6    13.34          74         0.00%    1.67%       5.82%
                                                              2005        3    12.61          42         0.00%    1.67%       7.10%
                                                              2004        1    11.77          14         0.00%    1.67%      10.83%
                                                              2003       -*    10.62           2         0.00%    1.67%       6.20%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Investors Growth Stock (AnnuiChoice TM)
                                                              2006       13  $ 10.38  $      139         0.00%    1.00%       6.24%
                                                              2005        7     9.77          72         0.14%    1.00%       3.16%
                                                              2004        8     9.47          74         0.00%    1.00%       7.98%
                                                              2003        2     8.77          14         0.00%    1.00%      21.30%
                                                              2002        6     7.23          40         0.00%    1.00%     (28.42%)
  MFS Investors Growth Stock (GrandMaster flex3 TM)
                                                              2006       13    11.69         153         0.00%    1.55%       5.65%
                                                              2005        3    11.07          36         0.21%    1.55%       2.58%
                                                              2004        4    10.79          45         0.00%    1.55%       7.36%
                                                              2003        4    10.05          37         0.00%    1.55%      20.65%
                                                              2002        1     8.33           4         0.00%    1.55%     (16.70%)
  MFS Investors Growth Stock (Grandmaster TM)
                                                              2006        3     9.97          26         0.00%    1.35%       5.86%
                                                              2005        2     9.42          21         0.14%    1.35%       2.83%
                                                              2004        2     9.16          20         0.00%    1.35%       7.51%
                                                              2003        2     8.52          15         0.00%    1.35%      21.02%
                                                              2002        2     7.04          13         0.00%    1.35%     (29.60%)
  MFS Investors Growth Stock (IQ Annuity TM)
                                                              2006        5     7.31          38         0.00%    1.45%       5.75%
                                                              2005        7     6.91          48         0.85%    1.45%       2.74%
                                                              2004       10     6.73          67         0.00%    1.45%       7.34%
                                                              2003        6     6.27          35         0.00%    1.45%      20.81%
                                                              2002       12     5.19          60         0.00%    1.45%     (28.71%)
  MFS Investors Growth Stock (Pinnacleplus TM)
                                                              2006        9    12.02         107         0.00%    1.67%       5.52%
                                                              2005        8    11.39          87         0.14%    1.67%       2.51%
                                                              2004        8    11.11          84         0.00%    1.67%       7.14%
                                                              2003        4    10.37          37         0.00%    1.67%       3.70%
  MFS Mid Cap Growth (AnnuiChoice TM)

                                                              2006       14     8.83         125         0.00%    1.00%       1.28%
                                                              2005       16     8.72         135         0.00%    1.00%       1.78%
                                                              2004       23     8.57         194         0.00%    1.00%      13.36%
                                                              2003       37     7.56         283         0.00%    1.00%      35.24%
                                                              2002       10     5.59          58         0.00%    1.00%     (44.04%)
  MFS Mid Cap Growth (GrandMaster flex3 TM)
                                                              2006       10    12.23         117         0.00%    1.55%       0.72%
                                                              2005        9    12.14         111         0.00%    1.55%       1.26%
                                                              2004        8    11.99          95         0.00%    1.55%      12.58%
                                                              2003        4    10.65          39         0.00%    1.55%      34.47%
                                                              2002        1     7.92           4         0.00%    1.55%     (20.80%)
  MFS Mid Cap Growth (Grandmaster TM)

                                                              2006        8     7.01          55         0.00%    1.35%       0.92%
                                                              2005       12     6.95          84         0.00%    1.35%       1.54%
                                                              2004      191     6.84       1,307         0.00%    1.35%      12.69%
                                                              2003      195     6.07       1,185         0.00%    1.35%      34.89%
                                                              2002        8     4.50          36         0.00%    1.35%     (44.24%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Mid Cap Growth (IQ Annuity TM)

                                                              2006       22  $  6.49  $      139         0.00%    1.45%       0.82%
                                                              2005       27     6.43         171         0.00%    1.45%       1.30%
                                                              2004       26     6.35         164         0.00%    1.45%      12.79%
                                                              2003       46     5.63         257         0.00%    1.45%      34.69%
                                                              2002       25     4.18         106         0.00%    1.45%     (44.27%)
  MFS Mid Cap Growth (Pinnacleplus TM)
                                                              2006       13    12.47         160         0.00%    1.67%       0.59%
                                                              2005       11    12.40         133         0.00%    1.67%       1.15%
                                                              2004        8    12.26         102         0.00%    1.67%      12.48%

  MFS Mid Cap Growth (AnnuiChoice II TM)
                                                              2006       --    10.88           2         0.00%    1.15%       8.77%
  MFS New Discovery (AnnuiChoice TM)

                                                              2006        6    11.44          72         0.00%    1.00%      11.81%
                                                              2005        9    10.24          88         0.00%    1.00%       4.02%
                                                              2004       18     9.84         174         0.00%    1.00%       5.13%
                                                              2003       16     9.36         149         0.00%    1.00%      32.02%
                                                              2002       15     7.09         109         0.00%    1.00%     (32.48%)
  MFS New Discovery (GrandMaster flex3 TM)
                                                              2006        5    12.81          59         0.00%    1.55%      11.19%
                                                              2005        3    11.52          35         0.00%    1.55%       3.39%
                                                              2004       22    11.14         250         0.00%    1.55%       4.60%
  MFS New Discovery (Grandmaster TM)

                                                              2006        6    10.40          68         0.00%    1.35%      11.41%
                                                              2005       12     9.34         108         0.00%    1.35%       3.61%
                                                              2004       32     9.01         287         0.00%    1.35%       4.77%
                                                              2003       48     8.60         417         0.00%    1.35%      31.70%
                                                              2002       42     6.53         275         0.00%    1.35%     (32.75%)
  MFS New Discovery (IQ Annuity TM)

                                                              2006        8     9.28          74         0.00%    1.45%      11.30%
                                                              2005       10     8.34          83         0.00%    1.45%       3.58%
                                                              2004       15     8.05         124         0.00%    1.45%       4.55%
                                                              2003       20     7.70         151         0.00%    1.45%      31.62%
                                                              2002       19     5.85         110         0.00%    1.45%     (32.84%)
  MFS New Discovery (Pinnacleplus TM)
                                                              2006        1    13.27          16         0.00%    1.67%      11.05%
                                                              2005        1    11.95          12         0.00%    1.67%       3.31%
                                                              2004        1    11.57           7         0.00%    1.67%       4.42%
                                                              2003       -*    11.08           3         0.00%    1.67%      10.80%
  MFS Total Return (AnnuiChoice TM)

                                                              2006       31    13.32         417         2.42%    1.00%      10.51%
                                                              2005       45    12.05         547         3.03%    1.00%       1.53%
                                                              2004       62    11.87         738         1.48%    1.00%      10.01%
                                                              2003       74    10.79         802         1.43%    1.00%      14.79%
                                                              2002       39     9.40         364         1.59%    1.00%      (6.28%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Total Return (GrandMaster flex3 TM)
                                                              2006       21  $ 13.12  $      279         2.77%    1.55%       9.90%
                                                              2005       20    11.94         241         2.45%    1.55%       1.02%
                                                              2004       23    11.82         273         1.38%    1.55%       9.34%
                                                              2003       12    10.81         133         0.59%    1.55%      14.15%
                                                              2002        1     9.47           9         0.00%    1.55%      (5.30%)
  MFS Total Return (Grandmaster TM)

                                                              2006       95    12.81       1,218         3.63%    1.35%      10.12%
                                                              2005      171    11.63       1,986         2.56%    1.35%       1.26%
                                                              2004      170    11.49       1,950         1.54%    1.35%       9.43%
                                                              2003      177    10.50       1,858         1.52%    1.35%      14.50%
                                                              2002      181     9.17       1,663         2.18%    1.35%      (6.62%)
  MFS Total Return (IQ Annuity TM)

                                                              2006       58    12.87         748         3.21%    1.45%      10.01%
                                                              2005       97    11.70       1,134         2.73%    1.45%       1.10%
                                                              2004      114    11.57       1,323         1.48%    1.45%       9.46%
                                                              2003      115    10.57       1,211         1.69%    1.45%      14.27%
                                                              2002       91     9.25         842         2.07%    1.45%      (6.66%)
  MFS Total Return (Pinnacleplus TM)

                                                              2006      101    12.88       1,296         2.66%    1.67%       9.77%
                                                              2005       87    11.74       1,023         2.20%    1.67%       0.92%
                                                              2004       50    11.63         586         1.47%    1.67%       9.10%
                                                              2003       28    10.66         297         0.00%    1.67%       6.60%
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)
                                                              2006       20    12.10         245         3.01%    1.00%       6.07%
                                                              2005       32    11.41         369         2.82%    1.00%       2.78%
                                                              2004       40    11.10         443         1.63%    1.00%       4.13%
                                                              2003       21    10.66         228         2.72%    1.00%      16.50%
                                                              2002       11     9.15         104         0.75%    1.00%      (9.94%)
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)
                                                              2006       21    11.16         234         2.30%    1.55%       5.48%
                                                              2005       24    10.58         252         2.27%    1.55%       2.13%
                                                              2004       19    10.36         192         0.00%    1.55%       3.60%
  Fidelity VIP Asset Manager (IQ3 TM)

                                                              2006       39    11.45         443         2.63%    1.45%       5.59%
                                                              2005       48    10.84         519         2.72%    1.45%       2.30%
                                                              2004       56    10.60         592         1.86%    1.45%       3.62%
                                                              2003       33    10.23         341         3.17%    1.45%      15.99%
                                                              2002       26     8.82         228         1.94%    1.45%     (10.37%)
  Fidelity VIP Asset Manager (Pinnacleplus TM)
                                                              2006        9    11.64         105         2.29%    1.67%       5.35%
                                                              2005        7    11.04          78         2.22%    1.67%       2.08%
                                                              2004        5    10.82          54         2.23%    1.67%       3.44%
                                                              2003        4    10.46          45         0.00%    1.67%       4.60%
  Fidelity VIP Balanced (AnnuiChoice TM)
                                                              2006       26    12.76         337         1.71%    1.00%      10.39%
                                                              2005       24    11.56         273         2.57%    1.00%       4.44%
                                                              2004       25    11.07         279         1.70%    1.00%       4.14%
                                                              2003       24    10.63         256         1.50%    1.00%      16.17%
                                                              2002       15     9.15         134         0.31%    1.00%      (9.76%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Balanced (GrandMaster flex3 TM)
                                                              2006       30  $ 13.18  $      393         1.59%    1.55%       9.78%
                                                              2005       26    12.01         318         2.44%    1.55%       3.87%
                                                              2004       26    11.56         298         0.39%    1.55%       3.49%
                                                              2003        3    11.17          30         0.00%    1.55%      11.70%
  Fidelity VIP Balanced (IQ3 TM)

                                                              2006       34    11.71         402         2.00%    1.45%       9.89%
                                                              2005       51    10.66         540         2.62%    1.45%       3.97%
                                                              2004       60    10.25         619         1.72%    1.45%       3.64%
                                                              2003       59     9.89         585         2.84%    1.45%      15.67%
                                                              2002       67     8.55         570         1.89%    1.45%     (10.19%)
  Fidelity VIP Balanced (Pinnacleplus TM)
                                                              2006       29    12.25         361         1.51%    1.67%       9.64%
                                                              2005       23    11.17         255         1.93%    1.67%       3.74%
                                                              2004       12    10.77         124         1.07%    1.67%       3.46%
                                                              2003        1    10.41          11         0.00%    1.67%       4.10%
  Fidelity VIP Contrafund (AnnuiChoice TM)
                                                              2006      157    16.45       2,578         1.08%    1.00%      10.32%
                                                              2005      116    14.91       1,737         0.12%    1.00%      15.49%
                                                              2004       78    12.91       1,010         0.19%    1.00%      14.05%
                                                              2003       53    11.32         602         0.19%    1.00%      26.91%
                                                              2002       28     8.92         246         0.06%    1.00%     (10.53%)
  Fidelity VIP Contrafund (GrandMaster flex3 TM)
                                                              2006      137    16.00       2,198         1.07%    1.55%       9.71%
                                                              2005      120    14.58       1,749         0.09%    1.55%      14.84%
                                                              2004       57    12.70         728         0.13%    1.55%      13.39%
                                                              2003       17    11.20         192         0.10%    1.55%      26.13%
                                                              2002        1     8.88           8         0.00%    1.55%     (11.20%)
  Fidelity VIP Contrafund (IQ3 TM)

                                                              2006      201    14.48       2,917         1.00%    1.45%       9.82%
                                                              2005      204    13.19       2,692         0.14%    1.45%      14.99%
                                                              2004      185    11.47       2,119         0.20%    1.45%      13.45%
                                                              2003      167    10.11       1,690         0.27%    1.45%      26.38%
                                                              2002      124     8.00         990         0.46%    1.45%     (10.91%)
  Fidelity VIP Contrafund (Pinnacleplus TM)
                                                              2006      169    16.04       2,713         1.11%    1.67%       9.58%
                                                              2005      126    14.64       1,843         0.10%    1.67%      14.70%
                                                              2004       63    12.76         799         0.05%    1.67%      13.22%
                                                              2003        3    11.27          37         0.00%    1.67%      12.70%
  Fidelity VIP Contrafund (AnnuiChoice II TM)
                                                              2006        6    10.72          69         4.26%    1.15%       7.21%
  Fidelity VIP Contrafund (IQ Advisor Standard TM)
                                                              2006       -*    14.47           6         1.03%    0.60%      10.77%
                                                              2005       --    13.07           5         0.00%    0.60%      15.93%
  Fidelity VIP Contrafund (IQ Advisor Enhanced TM)
                                                              2006       --    14.39          --         0.00%    0.80%      11.20%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)
                                                              2006        6  $ 15.35  $       90         0.37%    1.00%      12.68%
                                                              2005       --    13.62          --         0.00%    1.00%      19.51%
                                                              2004        3    11.40          32         0.00%    1.00%       0.26%
                                                              2003        3    11.37          32         0.00%    1.00%      23.59%
                                                              2002        3     9.20          26         0.18%    1.00%      (8.46%)
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 TM)
                                                              2006        6    14.17          85         0.31%    1.55%      12.06%
                                                              2005        3    12.65          37         0.00%    1.55%      18.86%
                                                              2004        3    10.64          30         0.00%    1.55%       6.40%
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)
                                                              2006       81    14.25       1,158         0.35%    1.35%      12.28%
                                                              2005        3    12.69          39         0.00%    1.35%      19.04%
                                                              2004        3    10.66          33         0.00%    1.35%       6.60%
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)
                                                              2006        5    18.56          94         0.11%    1.45%      12.17%
                                                              2005        8    16.55         127         0.00%    1.45%      18.96%
                                                              2004       17    13.91         238         0.00%    1.45%      (0.22%)
                                                              2003       25    13.94         352         0.00%    1.45%      23.14%
                                                              2002       25    11.32         288         0.20%    1.45%      (8.93%)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)
                                                              2006       12    14.13         171         0.26%    1.67%      11.92%
                                                              2005        6    12.62          73         0.00%    1.67%      18.62%
  Fidelity VIP Equity-Income (AnnuiChoice TM)
                                                              2006       75    14.30       1,076         4.28%    1.00%      18.73%
                                                              2005       84    12.04       1,010         1.67%    1.00%       4.53%
                                                              2004       68    11.52         778         1.42%    1.00%      10.13%
                                                              2003       73    10.46         766         0.99%    1.00%      28.66%
                                                              2002       36     8.13         290         0.84%    1.00%     (17.96%)
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)
                                                              2006       34    14.82         499         4.25%    1.55%      18.08%
                                                              2005       35    12.55         436         2.22%    1.55%       3.96%
                                                              2004       38    12.07         458         0.55%    1.55%       9.53%
                                                              2003        8    11.02          85         0.48%    1.55%      27.99%
                                                              2002       -*     8.61           1         0.00%    1.55%     (13.90%)
  Fidelity VIP Equity-Income (IQ3 TM)
                                                              2006       73    13.21         969         4.50%    1.45%      18.20%
                                                              2005       86    11.18         960         2.11%    1.45%       4.00%
                                                              2004      119    10.75       1,283         1.48%    1.45%       9.69%
                                                              2003      132     9.80       1,293         1.70%    1.45%      28.10%
                                                              2002      130     7.65         995         1.41%    1.45%     (18.36%)
  Fidelity VIP Equity-Income (Pinnacleplus TM)
                                                              2006      128    15.21       1,948         4.19%    1.67%      17.93%
                                                              2005      105    12.90       1,350         1.51%    1.67%       3.79%
                                                              2004       71    12.43         878         0.48%    1.67%       9.42%
                                                              2003       12    11.36         133         0.00%    1.67%      13.60%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Growth & Income (AnnuiChoice TM)
                                                              2006       16  $ 12.76  $      209         0.73%    1.00%      11.73%
                                                              2005       20    11.42         227         1.46%    1.00%       6.30%
                                                              2004       33    10.74         359         0.57%    1.00%       4.47%
                                                              2003       11   10.28          112         0.76%    1.00%      22.24%
                                                              2002        7     8.41          59         0.15%    1.00%     (17.71%)
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)
                                                              2006       16    13.69         219         0.63%    1.55%      11.11%
                                                              2005       14    12.32         171         1.33%    1.55%       5.72%
                                                              2004       14    11.65         160         0.26%    1.55%       3.93%
                                                              2003        3    11.21          29         0.24%    1.55%      21.45%
                                                              2002       -*     9.23           1         0.00%    1.55%      (7.70%)
  Fidelity VIP Growth & Income (IQ3 TM)
                                                              2006       17    11.12         188         0.80%    1.45%      11.22%
                                                              2005       27    10.00         272         1.55%    1.45%       5.80%
                                                              2004       43     9.45         408         0.90%    1.45%       4.07%
                                                              2003       57     9.08         518         1.12%    1.45%      21.55%
                                                              2002       66     7.47         495         1.05%    1.45%     (18.00%)
  Fidelity VIP Growth & Income (Pinnacleplus TM)
                                                              2006       11    12.86         147         0.75%    1.67%      10.98%
                                                              2005       13    11.59         145         1.22%    1.67%       5.65%
                                                              2004        9    10.97          97         0.72%    1.67%       3.69%
                                                              2003        5    10.58          51         0.00%    1.67%       5.80%
  Fidelity VIP Growth (AnnuiChoice TM)
                                                              2006       19    10.20         199         0.21%    1.00%       5.51%
                                                              2005       31     9.66         303         0.26%    1.00%       4.47%
                                                              2004       36     9.25         334         0.12%    1.00%       2.10%
                                                              2003       55     9.06         494         0.07%    1.00%      31.11%
                                                              2002       30     6.91         206         0.07%    1.00%     (30.97%)
  Fidelity VIP Growth (GrandMaster flex3 TM)
                                                              2006       14    11.95         170         0.16%    1.55%       4.93%
                                                              2005       14    11.39         164         0.39%    1.55%       3.92%
                                                              2004       58    10.96         633         0.01%    1.55%       1.48%
                                                              2003        3    10.80          30         0.00%    1.55%      30.43%
  Fidelity VIP Growth (IQ3 TM)

                                                              2006       46     7.86         361         0.20%    1.45%       5.03%
                                                              2005       58     7.48         436         0.30%    1.45%       3.93%
                                                              2004       74     7.20         534         0.08%    1.45%       1.69%
                                                              2003      143     7.08       1,013         0.07%    1.45%      30.63%
                                                              2002      112     5.42         609         0.14%    1.45%     (31.31%)
  Fidelity VIP Growth (Pinnacleplus TM)
                                                              2006       25    12.15         310         0.15%    1.67%       4.80%
                                                              2005       18    11.59         212         0.27%    1.67%       3.78%
                                                              2004       17    11.17         195         0.02%    1.67%       1.36%
                                                              2003       -*    11.02           2         0.00%    1.67%      10.20%
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)
                                                              2006        4    11.77          48         0.48%    1.00%       4.07%
                                                              2005        5    11.31          52         0.58%    1.00%       7.58%
                                                              2004        6    10.51          61         0.35%    1.00%       5.84%
                                                              2003        6     9.93          64         0.39%    1.00%      28.13%
                                                              2002        5     7.75          40         0.00%    1.00%     (22.81%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)
                                                              2006        9  $ 12.89  $      111         0.37%    1.55%       3.49%
                                                              2005        3    12.46          40         0.65%    1.55%       7.00%
                                                              2004        7    11.64          85         0.09%    1.55%       5.24%
                                                              2003        1    11.06           9         0.00%    1.55%      27.42%
  Fidelity VIP Growth Opportunities (IQ3 TM)
                                                              2006        6    10.57          60         1.45%    1.45%       3.60%
                                                              2005        1    10.21           8         0.89%    1.45%       7.09%
                                                              2004        2     9.53          23         0.31%    1.45%       5.30%
                                                              2003        3     9.05          23         0.25%    1.45%      27.64%
                                                              2002        1     7.09           6         0.86%    1.45%     (23.19%)
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)
                                                              2006        6    12.77          76         0.46%    1.67%       3.37%
                                                              2005        6    12.36          74         0.64%    1.67%       6.90%
                                                              2004        6    11.56          65         0.10%    1.67%       5.09%
                                                              2003        1    11.00           9         0.00%    1.67%      10.00%
  Fidelity VIP High Income (AnnuiChoice TM)
                                                              2006       22    14.84         324         7.13%    1.00%       9.92%
                                                              2005       22    13.50         291        16.22%    1.00%       1.30%
                                                              2004       34    13.33         448         9.39%    1.00%       8.29%
                                                              2003       39    12.31         484         1.72%    1.00%      25.48%
                                                              2002        7     9.81          65         8.36%    1.00%       2.29%
  Fidelity VIP High Income (GrandMaster flex3 TM)
                                                              2006      173    13.61       2,352         9.60%    1.55%       9.31%
                                                              2005      208    12.45       2,588        19.14%    1.55%       0.73%
                                                              2004      134    12.36       1,651        12.05%    1.55%       7.67%
                                                              2003       57    11.48         653         0.00%    1.55%      14.80%
  Fidelity VIP High Income (IQ3 TM)

                                                              2006      301    12.15       3,661         9.84%    1.45%       9.42%
                                                              2005      231    11.10       2,569        20.22%    1.45%       0.83%
                                                              2004      180    11.01       1,978         8.20%    1.45%       7.84%
                                                              2003       70    10.21         713         4.64%    1.45%      24.82%
                                                              2002       30     8.18         246         8.28%    1.45%       1.87%
  Fidelity VIP High Income (Pinnacleplus TM)
                                                              2006       22    12.62         281         7.64%    1.67%       9.18%
                                                              2005       23    11.56         264        15.06%    1.67%       0.62%
                                                              2004       18    11.49         208         1.45%    1.67%       7.58%
                                                              2003        3    10.68          31         0.00%    1.67%       6.80%
  Fidelity VIP Index 500 (AnnuiChoice TM)
                                                              2006       36    11.93         432         1.66%    1.00%      14.29%
                                                              2005       47    10.44         489         1.61%    1.00%       3.54%
                                                              2004       52    10.08         529         1.24%    1.00%       9.21%
                                                              2003       81     9.23         743         0.65%    1.00%      26.79%
                                                              2002       39     7.28         285         0.57%    1.00%     (23.21%)
  Fidelity VIP Index 500 (IQ3 TM)

                                                              2006       56    10.67         599         1.67%    1.45%      13.77%
                                                              2005       69     9.38         651         1.83%    1.45%       3.10%
                                                              2004       93     9.10         843         1.31%    1.45%       8.72%
                                                              2003      129     8.37       1,076         0.97%    1.45%      26.24%
                                                              2002       87     6.63         577         0.83%    1.45%     (23.62%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Index 500 (Pinnacleplus TM)
                                                              2006        7  $ 14.00  $       94         1.49%    1.67%      13.52%
                                                              2005        8    12.33         100         1.60%    1.67%       2.85%
                                                              2004        8    11.99          99         0.82%    1.67%       8.51%
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)
                                                              2006       77    12.45         955         3.89%    1.00%       3.10%
                                                              2005       87    12.08       1,055         3.63%    1.00%       0.91%
                                                              2004       78    11.97         929         2.44%    1.00%       3.10%
                                                              2003       87    11.61       1,006         4.14%    1.00%       3.94%
                                                              2002       36    11.17         404         1.31%    1.00%       8.98%
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)
                                                              2006       39    10.61         416         3.29%    1.55%       2.53%
                                                              2005       35    10.35         359         2.44%    1.55%       0.36%
                                                              2004       16    10.31         162         0.00%    1.55%       3.10%
  Fidelity VIP Investment Grade Bond (IQ3 TM)
                                                              2006       99    12.36       1,221         4.18%    1.45%       2.63%
                                                              2005      117    12.05       1,411         4.14%    1.45%       0.39%
                                                              2004      109    12.00       1,311         5.71%    1.45%       2.74%
                                                              2003      101    11.68       1,176         4.32%    1.45%       3.36%
                                                              2002      150    11.30       1,695         1.24%    1.45%       8.55%
  Fidelity VIP Investment Grade Bond (AnnuiChoice II TM)
                                                              2006        2    10.16          17         0.00%    1.15%       1.56%
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)
                                                              2006       30    10.52         312         3.63%    1.67%       2.40%
                                                              2005       28    10.28         285         2.16%    1.67%       0.16%
                                                              2004        9    10.26          90         4.71%    1.67%       2.50%
                                                              2003        5    10.01          52         0.00%    1.67%       0.10%
  Fidelity VIP Mid Cap (AnnuiChoice TM)
                                                              2006       52    20.29       1,056         1.25%    1.00%      11.28%
                                                              2005       52    18.23         944         0.00%    1.00%      16.87%
                                                              2004       48    15.60         744         0.00%    1.00%      23.42%
                                                              2003       36    12.64         460         0.22%    1.00%      36.80%
                                                              2002       24     9.24         224         0.12%    1.00%     (10.90%)
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)
                                                              2006       75    19.16       1,437         1.21%    1.55%      10.67%
                                                              2005       64    17.31       1,100         0.00%    1.55%      16.18%
                                                              2004       19    14.90         278         0.00%    1.55%      22.73%
                                                              2003       10    12.14         118         0.04%    1.55%      36.10%
                                                              2002        1     8.92           5         0.00%    1.55%     (10.80%)
  Fidelity VIP Mid Cap (IQ Annuity TM)

                                                              2006      100    19.22       1,926         1.23%    1.45%      10.78%
                                                              2005      101    17.35       1,750         0.00%    1.45%      16.30%
                                                              2004      103    14.92       1,543         0.00%    1.45%      22.90%
                                                              2003      103    12.14       1,250         0.24%    1.45%      36.25%
                                                              2002      102     8.91         911         0.55%    1.45%     (11.34%)
  Fidelity VIP Mid Cap (Pinnacleplus TM)
                                                              2006       89    19.18       1,716         1.21%    1.67%      10.53%
                                                              2005       82    17.35       1,414         0.00%    1.67%      16.06%
                                                              2004       46    14.95         686         0.00%    1.67%      22.54%
                                                              2003        4    12.20          50         0.00%    1.67%      22.00%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Mid Cap (AnnuiChoice II TM)
                                                              2006        1  $ 10.49  $        6         0.00%    1.15%       4.92%

  Fidelity VIP Mid Cap (Grandmaster TM)
                                                              2006        1    15.81          13         0.00%    1.35%      10.89%
  Fidelity VIP Overseas (AnnuiChoice TM)
                                                              2006       18    16.38         298         1.43%    1.00%      16.60%
                                                              2005       24    14.05         335         0.87%    1.00%      17.58%
                                                              2004       20    11.95         242         1.02%    1.00%      12.21%
                                                              2003       26    10.65         272         0.26%    1.00%      41.62%
                                                              2002        9     7.52          69         0.47%    1.00%     (21.26%)
  Fidelity VIP Overseas (GrandMaster flex3 TM)
                                                              2006       25    14.99         369         1.15%    1.55%      15.95%
                                                              2005       14    12.93         175         0.42%    1.55%      16.98%
                                                              2004        3    11.05          29         0.00%    1.55%      10.50%
  Fidelity VIP Overseas (IQ3 TM)

                                                              2006       27    12.87         348         0.76%    1.45%      16.07%
                                                              2005       13    11.09         149         0.98%    1.45%      17.12%
                                                              2004       10     9.47          96         1.47%    1.45%      11.67%
                                                              2003       14     8.48         121         0.39%    1.45%      40.86%
                                                              2002       11     6.02          64         0.24%    1.45%     (21.61%)
  Fidelity VIP Overseas (Pinnacleplus TM)
                                                              2006       32    18.50         585         0.73%    1.67%      15.81%
                                                              2005       11    15.97         170         0.79%    1.67%      16.77%
                                                              2004        6    13.68          81         0.00%    1.67%      11.49%
                                                              2003        1    12.27           7         0.00%    1.67%      22.70%
  Fidelity VIP Overseas (AnnuiChoice II TM)
                                                              2006        1    10.92          15         0.00%    1.45%       9.18%
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)
                                                              2006       13    17.18         230         9.74%    1.00%       9.70%
                                                              2005       13    15.66         210        10.63%    1.00%      11.16%
                                                              2004        3    14.09          48        10.78%    1.00%       8.97%
                                                              2003        1    12.93          18         0.00%    1.00%      26.52%
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)
                                                              2006        5    17.41          84         9.28%    1.55%       9.10%
                                                              2005        5    15.96          79         9.87%    1.55%      10.49%
                                                              2004        5    14.44          70         9.72%    1.55%       8.41%
                                                              2003       -*    13.32           5         0.00%    1.55%      25.90%
                                                              2002       -*    10.58           4        26.73%    1.55%       5.80%
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)
                                                              2006        6    16.87         105         8.36%    1.45%       9.21%
                                                              2005        2    15.45          38         9.96%    1.45%      10.64%
                                                              2004        2    13.96          33         6.77%    1.45%       8.47%
                                                              2003        6    12.87          81         0.00%    1.45%      26.05%
                                                              2002        2    10.21          24        11.21%    1.45%       2.10%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)
                                                              2006       40  $ 26.63  $    1,078         1.44%    1.00%      36.67%
                                                              2005       18    19.48         344         1.49%    1.00%      15.89%
                                                              2004       19    16.81         313         1.65%    1.00%      35.02%
                                                              2003       20    12.45         251         0.00%    1.00%      36.21%
                                                              2002        8     9.14          72        11.22%    1.00%      (8.60%)
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)
                                                              2006       39    25.85       1,019         1.39%    1.55%      35.92%
                                                              2005       29    19.02         554         1.43%    1.55%      15.25%
                                                              2004       18    16.50         305         1.89%    1.55%      34.26%
                                                              2003        6    12.29          77         0.00%    1.55%      35.35%
                                                              2002       -*     9.08           3        12.69%    1.55%      (9.20%)
  Van Kampen UIF U.S. Real Estate (IQ3 TM)
                                                              2006       10    25.95         263         1.36%    1.45%      36.05%
                                                              2005        8    19.07         161         1.64%    1.45%      15.38%
                                                              2004        7    16.53         111         1.73%    1.45%      34.39%
                                                              2003        9    12.30         114         0.00%    1.45%      35.46%
                                                              2002        7     9.08          62         6.22%    1.45%      (9.20%)
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II TM)
                                                              2006       11    11.35         120         0.00%    1.15%      13.50%
NON-AFFILIATED CLASS 1B:
  Putnam VT Discovery Growth (AnnuiChoice TM)
                                                              2006        3    10.25          33         0.00%    1.00%       9.96%
                                                              2005        4     9.32          38         0.00%    1.00%       6.13%
                                                              2004        4     8.78          36         0.00%    1.00%       6.55%
                                                              2003        4     8.24          34         0.00%    1.00%      30.59%
                                                              2002        4     6.31          28         0.00%    1.00%     (30.20%)
  Putnam VT Discovery Growth (Grandmaster TM)
                                                              2006        1     8.83           6         0.00%    1.35%       9.58%
                                                              2005        2     8.06          13         0.00%    1.35%       5.86%
                                                              2004        6     7.61          42         0.00%    1.35%       6.14%
                                                              2003       15     7.17         105         0.00%    1.35%      30.13%
                                                              2002       50     5.51         276         0.00%    1.35%     (30.52%)
  Putnam VT Discovery Growth (IQ Annuity TM)
                                                              2006        6    12.12          78         0.00%    1.45%       9.46%
                                                              2005        7    11.07          75         0.00%    1.45%       5.65%
                                                              2004        9    10.48          97         0.00%    1.45%       6.07%
                                                              2003       10     9.88          95         0.00%    1.45%      30.00%
                                                              2002       10     7.60          78         0.00%    1.45%     (30.53%)
  Putnam VT Growth and Income (AnnuiChoice TM)
                                                              2006       21    13.06         272         1.51%    1.00%      14.76%
                                                              2005       20    11.38         229         1.48%    1.00%       4.18%
                                                              2004       15    10.92         162         1.54%    1.00%       9.97%
                                                              2003       14     9.93         138         1.93%    1.00%      26.18%
                                                              2002       13     7.87         103         1.79%    1.00%     (19.86%)
  Putnam VT Growth and Income (GrandMaster flex3 TM)
                                                              2006        6    13.99          83         1.46%    1.55%      14.12%
                                                              2005        1    12.26           8         1.54%    1.55%       3.60%
                                                              2004        1    11.83           8         1.57%    1.55%       9.44%
                                                              2003        1    10.81           7         1.81%    1.55%      25.41%
                                                              2002        1     8.62           5         0.00%    1.55%     (13.80%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B (CONTINUED):
  Putnam VT Growth and Income (Grandmaster TM)
                                                              2006       22  $ 12.53  $      275         1.55%    1.35%      14.35%
                                                              2005       21    10.95         227         1.59%    1.35%       3.84%
                                                              2004       23    10.55         247         1.61%    1.35%       9.55%
                                                              2003       26     9.63         255         1.75%    1.35%      25.72%
                                                              2002        9     7.66          70         4.95%    1.35%     (20.13%)
  Putnam VT Growth and Income (IQ Annuity TM)
                                                              2006       36    11.78         427         1.58%    1.45%      14.24%
                                                              2005       50    10.31         521         1.77%    1.45%       3.72%
                                                              2004       65     9.94         645         1.80%    1.45%       9.47%
                                                              2003      108     9.08         978         1.71%    1.45%      25.59%
                                                              2002       63     7.23         453         1.49%    1.45%     (20.20%)
  Putnam VT Growth and Income (Pinnacleplus TM)
                                                              2006        3    14.25          39         1.14%    1.67%      13.98%
                                                              2005        1    12.50          15         1.14%    1.67%       3.49%
                                                              2004       -*    12.08           5         1.12%    1.67%       9.22%
                                                              2003       -*    11.06           1         0.00%    1.67%      10.60%
  Putnam VT International Equity (AnnuiChoice TM)
                                                              2006        8    16.04         122         0.59%    1.00%      26.45%
                                                              2005        5    12.68          59         1.44%    1.00%      11.06%
                                                              2004        6    11.42          70         1.45%    1.00%      15.01%
                                                              2003       11     9.93         106         0.87%    1.00%      27.31%
                                                              2002       15     7.80         116         0.10%    1.00%     (18.50%)
  Putnam VT International Equity (GrandMaster flex3 TM)
                                                              2006       11    17.00         187         0.62%    1.55%      25.75%
                                                              2005        9    13.52         124         1.19%    1.55%      10.48%
                                                              2004        7    12.24          82         0.93%    1.55%      14.39%
                                                              2003        5    10.70          50         0.23%    1.55%      26.48%
                                                              2002       -*     8.46           4         0.00%    1.55%     (15.40%)
  Putnam VT International Equity (Grandmaster TM)
                                                              2006       14    14.58         199         0.69%    1.35%      26.00%
                                                              2005       17    11.57         197         1.39%    1.35%      10.70%
                                                              2004       18    10.45         184         1.41%    1.35%      14.58%
                                                              2003       37     9.12         334         0.85%    1.35%      26.84%
                                                              2002       27     7.19         191         0.35%    1.35%     (18.76%)
  Putnam VT International Equity (IQ Annuity TM)
                                                              2006       16    14.55         231         0.67%    1.45%      25.87%
                                                              2005       19    11.56         223         1.42%    1.45%      10.58%
                                                              2004       18    10.45         192         1.44%    1.45%      14.46%
                                                              2003       26     9.13         233         0.72%    1.45%      26.63%
                                                              2002       26     7.21         191         0.14%    1.45%     (18.81%)
  Putnam VT International Equity (Pinnacleplus TM)
                                                              2006       16    18.50         297         0.29%    1.67%      25.59%
                                                              2005        3    14.73          49         0.92%    1.67%      10.35%
                                                              2004        1    13.35          12         0.00%    1.67%      14.20%
                                                              2003        6    12.49          75         0.00%    1.35%      24.90%
                                                              2003        9    12.48         112         0.00%    1.45%      24.80%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B (CONTINUED):
  Putnam VT Small Cap Value (AnnuiChoice TM)

                                                              2006       22  $ 18.68  $      420         2.22%    1.00%      16.13%
                                                              2005       20    16.08         323         6.30%    1.00%       5.96%
                                                              2004       23    15.18         350         0.35%    1.00%      24.94%
                                                              2003       24    12.15         295         0.32%    1.00%      48.17%
                                                              2002       27     8.20         219         0.15%    1.00%     (19.05%)
  Putnam VT Small Cap Value (GrandMaster flex3 TM)
                                                              2006       32    17.73         561         2.35%    1.55%      15.48%
                                                              2005       27    15.35         410         6.78%    1.55%       5.36%
                                                              2004       17    14.57         241         0.12%    1.55%      24.32%
                                                              2003        2    11.72          22         0.08%    1.55%      47.24%
                                                              2002       -*     7.96           2         0.00%    1.55%     (20.40%)
  Putnam VT Small Cap Value (Grandmaster TM)
                                                              2006       93    18.88       1,756         2.72%    1.35%      15.72%
                                                              2005      150    16.31       2,440         5.89%    1.35%       5.58%
                                                              2004      160    15.45       2,478         0.37%    1.35%      24.50%
                                                              2003      175    12.41       2,172         0.27%    1.35%      47.74%
                                                              2002      176     8.40       1,476         0.30%    1.35%     (19.39%)
  Putnam VT Small Cap Value (IQ Annuity TM)
                                                              2006       39    18.74         731         2.38%    1.45%      15.60%
                                                              2005       47    16.21         759         5.77%    1.45%       5.49%
                                                              2004       41    15.37         630         0.34%    1.45%      24.35%
                                                              2003       40    12.36         491         0.34%    1.45%      47.49%
                                                              2002       38     8.38         315         0.09%    1.45%     (19.42%)
  Putnam VT Small Cap Value (Pinnacleplus TM)
                                                              2006       26    18.08         478         2.00%    1.67%      15.34%
                                                              2005       20    15.68         312         4.58%    1.67%       5.29%
                                                              2004        7    14.89         110         0.30%    1.67%      24.08%
                                                              2003        2    12.00          23         0.00%    1.67%      20.00%
  Putnam VT Small Cap Value (AnnuiChoice II TM)
                                                              2006        1    11.05           6         0.00%    1.00%      10.50%
  Putnam VT The George Putnam Fund of Boston (GrandMaster flex3 TM)
                                                              2006        1    13.43           8         2.32%    1.55%      10.19%
                                                              2005        1    12.19           7         0.84%    1.55%       2.43%
                                                              2004       -*    11.90           3         1.55%    1.55%       6.54%
                                                              2003       -*    11.17           1         0.00%    1.55%      11.70%
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)
                                                              2006       11    13.54         149         2.46%    1.35%      10.42%
                                                              2005       11    12.26         138         0.82%    1.35%       2.62%
                                                              2004        3    11.95          41         1.87%    1.35%       6.70%
                                                              2003        3    11.20          38         0.34%    1.35%      12.00%
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)
                                                              2006       --    13.49           2         2.44%    1.45%      10.30%
                                                              2005        -    12.23           2         1.99%    1.45%       2.48%
                                                              2004       -*    11.93           2         1.90%    1.45%       6.61%
                                                              2003       -*    11.19           2         0.00%    1.45%      11.90%
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)
                                                              2006        3    12.65          35         0.88%    1.67%      10.06%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B (CONTINUED):
  Putnam VT Voyager (GrandMaster flex3 TM)

                                                              2006       --  $    --  $       --         0.00%    1.55%         --
                                                              2005       --    12.64          --         1.00%    1.55%       4.09%
                                                              2004       -*    12.14           4         0.25%    1.55%       3.41%
                                                              2003       -*    11.74           4         0.00%    1.55%      17.40%
  Putnam VT Voyager (Grandmaster TM)

                                                              2006        1    13.22          18         0.11%    1.35%       4.02%
                                                              2005        1    12.71          16         1.20%    1.35%       4.29%
                                                              2004        4    12.19          47         0.10%    1.35%       3.57%
                                                              2003       -*    11.77           1         0.00%    1.35%      17.70%
  Putnam VT Voyager (IQ Annuity TM)

                                                              2006        1    13.17          17         0.09%    1.45%       3.91%
                                                              2005        3    12.67          34         0.71%    1.45%       4.15%
                                                              2004        3    12.17          36         0.08%    1.45%       3.49%
                                                              2003        1    11.76           7         0.00%    1.45%      17.60%
  Putnam VT Voyager (Pinnacleplus TM)
                                                              2006        4    11.88          42         0.05%    1.67%       3.68%
                                                              2005        1    11.46          13         0.48%    1.67%       3.92%
                                                              2004       -*    11.03           4         0.26%    1.67%       3.28%
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (AnnuiChoice TM)
                                                              2006        7    15.46         114         2.39%    1.00%      15.59%
                                                              2005       10    13.38         128         2.43%    1.00%       2.49%
                                                              2004        8    13.05         107         1.25%    1.00%       9.48%
                                                              2003        4    11.92          49         3.74%    1.00%      19.20%
  Franklin Growth and Income Securities (GrandMaster flex3 TM)
                                                              2006       13    15.12         194         2.42%    1.55%      14.95%
                                                              2005       10    13.16         133         2.43%    1.55%       1.90%
                                                              2004        7    12.91          84         1.48%    1.55%       8.95%
                                                              2003        3    11.85          31         0.00%    1.55%      18.50%
  Franklin Growth and Income Securities (Grandmaster TM)
                                                              2006       25    15.24         388         2.62%    1.35%      15.18%
                                                              2005       32    13.24         421         3.04%    1.35%       2.12%
                                                              2004       27    12.96         348         2.55%    1.35%       9.09%
                                                              2003       37    11.88         437         3.34%    1.35%      18.80%
  Franklin Growth and Income Securities (IQ Annuity TM)
                                                              2006       30    15.18         460         2.64%    1.45%      15.07%
                                                              2005       34    13.20         446         2.54%    1.45%       2.05%
                                                              2004       32    12.93         412         2.47%    1.45%       8.93%
                                                              2003       29    11.87         342         3.48%    1.45%      18.70%
  Franklin Growth and Income Securities (Pinnacleplus TM)
                                                              2006       35    14.43         508         2.64%    1.67%      14.81%
                                                              2005       33    12.57         411         2.62%    1.67%       1.83%
                                                              2004       22    12.34         270         2.66%    1.67%       8.72%
                                                              2003        8    11.35          88         0.00%    1.67%      13.50%
  Franklin Income Securities (AnnuiChoice TM)
                                                              2006       32    16.81         532         3.76%    1.00%      17.06%
                                                              2005       36    14.36         515         3.72%    1.00%       0.63%
                                                              2004       42    14.27         595         2.98%    1.00%      12.72%
                                                              2003       31    12.66         395         4.10%    1.00%      26.60%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Income Securities (GrandMaster flex3 TM)
                                                              2006      159  $ 16.44  $    2,608         3.61%    1.55%      16.41%
                                                              2005      122    14.12       1,726         3.84%    1.55%       0.02%
                                                              2004       72    14.12       1,020         2.20%    1.55%      12.06%
                                                              2003       19    12.60         245         3.05%    1.55%      26.00%
  Franklin Income Securities (Grandmaster TM)
                                                              2006      163    16.57       2,699         4.02%    1.35%      16.65%
                                                              2005       98    14.21       1,391         3.65%    1.35%       0.27%
                                                              2004       77    14.17       1,096         3.01%    1.35%      12.28%
                                                              2003       83    12.62       1,051         5.64%    1.35%      26.20%
  Franklin Income Securities (IQ Annuity TM)
                                                              2006       99    16.51       1,640         3.24%    1.45%      16.53%
                                                              2005       75    14.17       1,066         3.40%    1.45%       0.11%
                                                              2004       33    14.15         470         3.07%    1.45%      12.21%
                                                              2003       19    12.61         234         3.52%    1.45%      26.10%
  Franklin Income Securities (Pinnacleplus TM)
                                                              2006      144    14.55       2,094         3.74%    1.67%      16.27%
                                                              2005      132    12.51       1,653         3.79%    1.67%      (0.05%)
                                                              2004       82    12.52       1,032         3.04%    1.67%      11.89%
                                                              2003       28    11.19         315         0.00%    1.67%      11.90%
  Franklin Large Cap Growth Securities (AnnuiChoice TM)
                                                              2006        4    14.09          59         0.61%    1.00%       9.79%
                                                              2005       12    12.83         149         0.68%    1.00%       0.01%
                                                              2004       20    12.83         258         0.41%    1.00%       6.92%
                                                              2003       -*    12.00           6         0.00%    1.00%      20.00%
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)
                                                              2006       20    13.78         278         0.71%    1.55%       9.18%
                                                              2005       30    12.62         383         0.60%    1.55%      (0.47%)
                                                              2004       19    12.68         245         0.40%    1.55%       6.20%
                                                              2003        4    11.94          46         0.00%    1.55%      19.40%
  Franklin Large Cap Growth Securities (Grandmaster TM)
                                                              2006       11    13.89         153         0.77%    1.35%       9.40%
                                                              2005       12    12.70         148         0.63%    1.35%      (0.34%)
                                                              2004       16    12.74         199         0.60%    1.35%       6.52%
                                                              2003        6    11.96          71         0.13%    1.35%      19.60%
  Franklin Large Cap Growth Securities (IQ Annuity TM)
                                                              2006       22    13.84         300         0.87%    1.45%       9.29%
                                                              2005       25    12.66         318         0.54%    1.45%      (0.40%)
                                                              2004       11    12.71         145         0.43%    1.45%       6.36%
                                                              2003       12    11.95         145         0.00%    1.45%      19.50%
  Franklin Large Cap Growth Securities (Pinnacleplus TM)
                                                              2006       27    12.52         336         0.78%    1.67%       9.05%
                                                              2005       27    11.48         305         0.52%    1.67%      (0.58%)
                                                              2004       29    11.55         333         0.47%    1.67%       6.06%
  Franklin Mutual Shares Securities (AnnuiChoice TM)
                                                              2006       49    17.45         853         1.97%    1.00%      17.20%
                                                              2005       28    14.89         413         0.99%    1.00%       9.48%
                                                              2004       23    13.60         313         0.53%    1.00%      11.48%
                                                              2003       11    12.20         138         1.06%    1.00%      22.00%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Large Cap Growth Securities (AnnuiChoice II TM)
                                                              2006        1  $ 10.82  $        8         0.00%    1.15%       8.16%
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)
                                                              2006       86    17.07       1,460         1.99%    1.55%      16.55%
                                                              2005       65    14.64         946         0.95%    1.55%       8.88%
                                                              2004       32    13.45         436         0.37%    1.55%      10.88%
                                                              2003        7    12.13          89         0.92%    1.55%      21.30%
  Franklin Mutual Shares Securities (IQ Annuity TM)
                                                              2006       36    17.14         618         1.74%    1.45%      16.67%
                                                              2005       20    14.69         295         0.92%    1.45%       8.96%
                                                              2004        8    13.48         107         0.88%    1.45%      10.95%
                                                              2003        5    12.15          57         1.11%    1.45%      21.50%
  Franklin Mutual Shares Securities (Pinnacleplus TM)
                                                              2006       93    15.63       1,447         2.20%    1.67%      16.41%
                                                              2005       65    13.42         868         0.95%    1.67%       8.70%
                                                              2004       30    12.35         375         0.78%    1.67%      10.76%
                                                              2003        8    11.15          86         0.00%    1.67%      11.50%
  Franklin Mutual Shares Securities Standard (IQ Advisor TM)
                                                              2006        1    14.34          13         2.08%    0.60%      17.67%
                                                              2005        1    12.18          11         0.00%    0.60%       9.86%
  Franklin Mutual Shares Securities (Grandmaster TM)
                                                              2006       76    17.21       1,306         2.13%    1.35%      16.79%
                                                              2005       73    14.73       1,072         0.89%    1.35%       9.05%
                                                              2004       64    13.51         868         0.81%    1.35%      11.10%
                                                              2003       57    12.16         691         0.82%    1.35%      21.60%
  Templeton Foreign Securities (IQ Annuity TM)
                                                              2006       19    19.23         358         1.41%    1.45%      19.69%
                                                              2005       26    16.07         411         1.07%    1.45%       8.58%
                                                              2004       14    14.80         209         0.88%    1.45%      16.81%
                                                              2003        5    12.67          59         0.52%    1.45%      26.70%
  Templeton Foreign Securities Fund (GrandMaster flex3 TM)
                                                              2006       27    19.16         525         1.19%    1.55%      19.57%
                                                              2005       39    16.02         620         1.09%    1.55%       8.47%
                                                              2004       12    14.77         181         0.68%    1.55%      16.67%
                                                              2003        3    12.66          33         1.74%    1.55%      26.60%
  Templeton Foreign Securities Fund (Grandmaster TM)
                                                              2006       13    19.31         247         0.89%    1.35%      19.81%
                                                              2005       20    16.12         323         1.53%    1.35%       8.68%
                                                              2004       10    14.83         147         0.98%    1.35%      16.96%
                                                              2003        4    12.68          55         0.00%    1.35%      26.80%
  Templeton Foreign Securities Fund (Pinnacleplus TM)
                                                              2006       33    17.73         585         1.23%    1.67%      19.42%
                                                              2005       24    14.84         351         1.12%    1.67%       8.35%
                                                              2004       17    13.70         237         1.16%    1.67%      16.50%
                                                              2003        3    11.76          32         0.00%    1.67%      17.60%
  Templeton Foreign Securities Fund (AnnuiChoice TM)
                                                              2006        4    19.58          87         1.11%    1.00%      20.24%
                                                              2005        9    16.29         154         0.93%    1.00%       9.10%
                                                              2004        4    14.93          61         0.67%    1.00%      17.28%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Templeton Foreign Securities Fund (AnnuiChoice II TM)
                                                              2006       --  $ 10.96  $        2         0.00%    1.15%       9.64%
  Templeton Growth Securities (AnnuiChoice TM)
                                                              2006        4    18.75          80         1.12%    1.00%      20.59%
                                                              2005        9    15.55         139         1.01%    1.00%       7.74%
                                                              2004        5    14.43          77         0.39%    1.00%      14.89%
                                                              2003       -*    12.56           5         0.00%    1.00%      25.60%
  Templeton Growth Securities (GrandMaster flex3 TM)
                                                              2006       57    18.34       1,048         1.21%    1.55%      19.93%
                                                              2005       43    15.29         660         1.07%    1.55%       7.16%
                                                              2004       20    14.27         288         0.58%    1.55%      14.25%
  Templeton Growth Securities (Grandmaster TM)
                                                              2006       63    18.49       1,165         1.58%    1.35%      20.17%
                                                              2005       24    15.38         364         1.11%    1.35%       7.43%
                                                              2004       23    14.32         327         1.11%    1.35%      14.47%
                                                              2003       16    12.51         197         1.18%    1.35%      25.10%
  Templeton Growth Securities (IQ Annuity TM)
                                                              2006       86    18.41       1,584         0.85%    1.45%      20.05%
                                                              2005       23    15.34         354         1.08%    1.45%       7.26%
                                                              2004       10    14.30         138         1.25%    1.45%      14.40%
                                                              2003        4    12.50          53         0.72%    1.45%      25.00%
  Templeton Growth Securities (Pinnacleplus TM)
                                                              2006       62    16.88       1,048         1.21%    1.67%      19.78%
                                                              2005       42    14.10         599         1.25%    1.67%       7.03%
                                                              2004        8    13.17         105         1.34%    1.67%      14.12%
  Templeton Growth Securities (IQ Advisor Standard TM)
                                                              2006       --    14.78           7         1.32%    0.60%      21.08%
                                                              2005       --    12.21           6         0.00%    0.60%       8.25%
  Van Kampen LIT Comstock (AnnuiChoice TM)
                                                              2006        7    17.07         115         3.20%    1.00%      14.89%
                                                              2005       17    14.86         246         1.12%    1.00%       3.05%
                                                              2004       25    14.42         355         0.28%    1.00%      16.29%
                                                              2003        2    12.40          30         0.00%    1.00%      24.00%
  Van Kampen LIT Comstock (GrandMaster flex3 TM)
                                                              2006       19    16.70         319         2.55%    1.55%      14.25%
                                                              2005       20    14.62         289         0.82%    1.55%       2.50%
                                                              2004       10    14.26         138         0.36%    1.55%      15.65%
                                                              2003        1    12.33           9         0.00%    1.55%      23.30%
  Van Kampen LIT Comstock (Grandmaster TM)
                                                              2006       11    16.83         184         3.63%    1.35%      14.48%
                                                              2005       25    14.70         361         1.49%    1.35%       2.68%
                                                              2004      157    14.32       2,249         0.12%    1.35%      15.86%
                                                              2003        7    12.36          93         0.00%    1.35%      23.60%
  Van Kampen LIT Comstock (IQ Annuity TM)
                                                              2006        9    16.77         146         2.92%    1.45%      14.37%
                                                              2005       13    14.66         186         0.11%    1.45%       2.59%
                                                              2004       -*    14.29           7         0.00%    1.45%      15.71%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen LIT Comstock (Pinnacleplus TM)

                                                              2006       22  $ 15.22  $      342         2.46%    1.67%      14.11%
                                                              2005       21    13.34         286         0.92%    1.67%       2.39%
                                                              2004       15    13.03         190         0.65%    1.67%      15.41%
                                                              2003        9    11.29         100         0.00%    1.67%      12.90%
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)
                                                              2006        2    13.45          23         0.00%    1.55%       1.04%
                                                              2005        1    13.31          14         0.01%    1.55%       6.01%
                                                              2004        1    12.56          18         0.00%    1.55%       5.10%
                                                              2003       -*    11.95           1         0.00%    1.55%      19.50%
  Van Kampen LIT Strategic Growth (Grandmaster TM)
                                                              2006       --    13.56           6         0.00%    1.35%       1.24%
                                                              2005        -    13.40           6         0.01%    1.35%       6.23%
                                                              2004        1    12.61          10         0.00%    1.35%       5.26%
                                                              2003       -*    11.98           4         0.00%    1.35%      19.80%
  Van Kampen LIT Strategic Growth (IQ Annuity TM)
                                                              2006       --    13.51           1         0.00%    1.45%       1.14%
                                                              2005        -    13.36           1         0.00%    1.45%       6.08%
                                                              2004       -*    12.59           1         0.00%    1.45%       5.27%
                                                              2003        1    11.96          14         0.00%    1.45%      19.60%
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)
                                                              2006        7    11.87          87         0.00%    1.67%       0.92%
                                                              2005        7    11.77          77         0.01%    1.67%       5.80%
                                                              2004        6    11.12          69         0.00%    1.67%       5.00%
                                                              2003        2    10.59          22         0.00%    1.67%       5.90%
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)
                                                              2006        5    16.32          77        10.33%    1.35%       9.31%
                                                              2005        6    14.93          97         7.27%    1.35%      10.62%
                                                              2004        4    13.50          53        10.66%    1.35%       8.61%
                                                              2003        8    12.43          95         0.00%    1.35%      24.30%
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)
                                                              2006       22    14.23         314        10.06%    1.67%       8.96%
                                                              2005       22    13.06         290         8.71%    1.67%      10.29%
                                                              2004        5    11.84          63         7.92%    1.67%       8.23%
                                                              2003        2    10.94          19         0.00%    1.67%       9.40%
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)
                                                              2006       19    31.62         590         0.27%    1.00%      35.80%
                                                              2005        5    23.28         118         0.33%    1.00%      32.44%
                                                              2004        4    17.58          62         0.72%    1.00%      21.75%
                                                              2003        4    14.44          62         0.00%    1.00%      44.40%
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 TM)
                                                              2006       16    30.93         507         0.80%    1.55%      35.05%
                                                              2005       14    22.90         320         0.24%    1.55%      31.68%
                                                              2004        3    17.39          48         1.13%    1.55%      21.10%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)
                                                              2006       15  $ 31.18  $      465         0.74%    1.35%      35.32%
                                                              2005       14    23.04         332         0.27%    1.35%      31.95%
                                                              2004       15    17.46         257         0.58%    1.35%      21.33%
                                                              2003        4    14.39          52         0.00%    1.35%      43.90%
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)
                                                              2006        4    31.05         113         1.22%    1.45%      35.19%
                                                              2005        1    22.97          30         0.04%    1.45%      31.85%
                                                              2004        1    17.42          16         0.18%    1.45%      21.22%
                                                              2003       12    14.37         170         0.00%    1.45%      43.70%
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)
                                                              2006       24    27.03         657         0.72%    1.67%      34.89%
                                                              2005       19    20.04         379         0.23%    1.67%      31.50%
                                                              2004        3    15.24          44         0.97%    1.67%      20.95%
                                                              2003       -*    12.60           1         0.00%    1.67%      26.00%
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice II TM)
                                                              2006        6    11.99          72         0.00%    1.67%      19.89%
  Van Kampen UIF Emerging Markets Equity (IQ Advisor Enhanced TM)
                                                              2006        1    21.45          12         0.00%    0.80%      36.07%

  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)
                                                              2006       45    23.95       1,075         1.27%    1.67%      35.38%
                                                              2005       44    17.69         775         1.40%    1.67%      14.79%
                                                              2004       21    15.41         318         2.20%    1.67%      33.77%
                                                              2003        6    11.52          74         0.00%    1.67%      15.20%
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)
                                                              2006       24    28.12         661         1.27%    1.35%      35.82%
                                                              2005       26    20.71         534         1.47%    1.35%      15.16%
                                                              2004       30    17.98         534         2.09%    1.35%      34.28%
                                                              2003       24    13.39         317         0.00%    1.35%      33.90%
  Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced TM)
                                                              2006        1    21.33          11         2.17%    1.55%      36.57%
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice TM)
                                                              2006       91    13.69       1,241         0.90%    1.00%      14.09%
                                                              2005       74    12.00         884         1.09%    1.00%       3.36%
                                                              2004       54    11.61         630         0.75%    1.00%       9.22%
                                                              2003       31    10.63         330         1.01%    1.00%      26.55%
                                                              2002       26     8.40         217         3.52%    1.00%     (16.00%)
  DWS Equity 500 Index VIP (GrandMaster flex3 TM)
                                                              2006       71    13.74         969         1.08%    1.55%      13.46%
                                                              2005      112    12.11       1,357         1.30%    1.55%       2.78%
                                                              2004       84    11.78         984         0.79%    1.55%       8.67%
                                                              2003       57    10.84         613         0.24%    1.55%      25.75%
                                                              2002        5     8.62          42         4.94%    1.55%     (13.80%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  INVESTMENT
                                                                     UNITS    UNIT    NET ASSETS    INCOME     EXPENSE    TOTAL
                         DIVISION                             YEAR  (000s)    VALUE     (000s)     RATIO (1)    RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS B (CONTINUED):
  DWS Equity 500 Index VIP (Grandmaster TM)
                                                              2006      268  $ 12.81  $    3,433         0.91%    1.35%      13.69%
                                                              2005      287    11.27       3,231         1.35%    1.35%       3.03%
                                                              2004      379    10.94       4,144         0.00%    1.35%       9.40%
  DWS Equity 500 Index VIP (IQ3 TM)
                                                              2006       31    13.37         411         0.94%    1.45%      13.58%
                                                              2005       24    11.77         281         1.18%    1.45%       2.88%
                                                              2004       37    11.44         420         0.51%    1.45%       8.75%
                                                              2003       15    10.52         160         0.50%    1.45%      25.99%
                                                              2002        4     8.35          35         1.78%    1.45%     (16.50%)
  DWS Equity 500 Index VIP (Pinnacleplus TM)
                                                              2006      115    13.95       1,603         0.86%    1.67%      13.33%
                                                              2005       93    12.31       1,147         1.23%    1.67%       2.67%
                                                              2004       68    11.99         813         0.89%    1.67%       8.51%
                                                              2003       12    11.05         132         0.00%    1.67%      10.50%
  DWS Equity 500 Index VIP (AnnuiChoice II TM)
                                                              2006       --    10.89           2         0.00%    1.15%       8.86%
  DWS Small Cap Index VIP (AnnuiChoice TM)
                                                              2006        8    15.46         131         0.60%    1.00%      16.02%
                                                              2005       13    13.33         170         0.52%    1.00%       2.99%
                                                              2004       15    12.94         191         0.22%    1.00%      16.26%
                                                              2003       28    11.13         317         0.00%    1.00%      44.55%
  DWS Small Cap Index VIP (GrandMaster flex3 TM)
                                                              2006       18    16.24         287         0.54%    1.55%      15.38%
                                                              2005       16    14.08         221         0.71%    1.55%       2.39%
                                                              2004       15    13.75         212         0.21%    1.55%      15.64%
                                                              2003       12    11.89         148         0.00%    1.55%      43.77%
  DWS Small Cap Index VIP (Grandmaster TM)
                                                              2006        2    13.73          25         0.09%    1.35%      15.61%
                                                              2005       33    11.87         387         0.18%    1.35%       2.61%
                                                              2004       20    11.57         231         0.00%    1.35%      15.70%
  DWS Small Cap Index VIP (IQ3 TM)
                                                              2006        9    15.01         133         0.45%    1.45%      15.50%
                                                              2005       10    13.00         133         0.77%    1.45%       2.52%
                                                              2004        7    12.68          87         0.19%    1.45%      15.69%
                                                              2003        4    10.96          43         0.73%    1.45%      44.02%
                                                              2002        1     7.61          10         0.19%    1.45%     (23.90%)
  DWS Small Cap Index VIP (Pinnacleplus TM)
                                                              2006       34    15.73         527         0.60%    1.67%      15.24%
                                                              2005       35    13.65         473         0.61%    1.67%       2.26%
                                                              2004       29    13.35         390         0.20%    1.67%      15.48%
                                                              2003        3    11.56          32         0.00%    1.67%      15.60%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                        Financial Statements (Unaudited)

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                        Periods Ended September 30, 2007

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company


                        Financial Statements (Unaudited)

                        Periods Ended September 30, 2007


                                    CONTENTS


Financial Statements (Unaudited)

Statements of Assets and Liabilities (Unaudited)...............................1
Statements of Operations (Unaudited)...........................................6
Statements of Changes in Net Assets (Unaudited)...............................17
Note to Financial Statements (Unaudited)......................................25

                               SEPARATE ACCOUNT I
                                       OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                               SEPTEMBER 30, 2007


                                                                            Receivable from
                                                                            (payable to)the
                                                             Investments   general account of                               UNITS
                    DIVISION                                    at value   National Integrity   NET ASSETS   UNIT VALUE  OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice (TM))                 $    586,126    $       (1)       $  586,125    $  12.80       45,788
  Touchstone Aggressive ETF (GrandMaster flex3 (TM))                702,181            --           702,181       12.60       55,734
  Touchstone Aggressive ETF (Grandmaster (TM))                       68,637             1            68,638       12.67        5,417
  Touchstone Aggressive ETF (IQ Annuity (TM))                       767,619            --           767,619       12.64       60,752
  Touchstone Aggressive ETF (Pinnacleplus (TM))                     976,982            --           976,982       12.55       77,816
  Touchstone Balanced (AnnuiChoice (TM))                            135,953            (1)          135,952       14.63        9,290
  Touchstone Balanced (GrandMaster flex3 (TM))                      416,157            --           416,157       14.76       28,188
  Touchstone Balanced (Grandmaster (TM))                                150             1               151       13.15           11
  Touchstone Balanced (IQ Annuity (TM))                             287,830            --           287,830       13.91       20,688
  Touchstone Balanced (Pinnacleplus (TM))                           477,951            --           477,951       14.21       33,623
  Touchstone Baron Small Cap (AnnuiChoice (TM))                     354,567            --           354,567       19.46       18,220
  Touchstone Baron Small Cap (AnnuiChoice II (TM))                   13,738             1            13,739       12.11        1,134
  Touchstone Baron Small Cap (GrandMaster flex3 (TM))               776,289            --           776,289       18.04       43,028
  Touchstone Baron Small Cap (Grandmaster (TM))                     329,257            --           329,257       15.64       21,047
  Touchstone Baron Small Cap (IQ Annuity (TM))                    1,429,693            --         1,429,693       18.52       77,207
  Touchstone Baron Small Cap (Pinnacleplus (TM))                    776,984            (1)          776,983       18.25       42,573
  Touchstone Conservative ETF (AnnuiChoice (TM))                     34,289             3            34,292       11.68        2,935
  Touchstone Conservative ETF (GrandMaster flex3 (TM))            1,211,842            --         1,211,842       11.50      105,390
  Touchstone Conservative ETF (Grandmaster (TM))                    163,532            --           163,532       11.57       14,140
  Touchstone Conservative ETF (IQ Annuity (TM))                   2,237,454             1         2,237,455       11.53      194,023
  Touchstone Conservative ETF (Pinnacleplus (TM))                   684,483            --           684,483       11.46       59,735
  Touchstone Core Bond (AnnuiChoice (TM))                           235,929            --           235,929       12.04       19,603
  Touchstone Core Bond (AnnuiChoice II (TM))                         59,784            --            59,784       10.42        5,740
  Touchstone Core Bond (GrandMaster flex3 (TM))                     527,779            --           527,779       11.32       46,627
  Touchstone Core Bond (Grandmaster (TM))                            47,488             1            47,489       10.83        4,383
  Touchstone Core Bond (IQ Annuity (TM))                            359,746             6           359,752       11.70       30,748
  Touchstone Core Bond (Pinnacleplus (TM))                          226,375            --           226,375       10.59       21,380
  Touchstone Eagle Capital Appreciation (AnnuiChoice (TM))          194,550            --           194,550       12.46       15,616
  Touchstone Eagle Capital Appreciation (GrandMaster (TM))           50,201            --            50,201       13.66        3,676
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 (TM))    199,942            --           199,942       14.83       13,481
  Touchstone Eagle Capital Appreciation (IQ Annuity (TM))           449,509            --           449,509       12.47       36,048
  Touchstone Eagle Capital Appreciation (Pinnacleplus (TM))         232,686            --           232,686       14.83       15,686
  Touchstone Enhanced ETF (AnnuiChoice (TM))                      2,071,886             1         2,071,887       13.48      153,664
  Touchstone Enhanced ETF (GrandMaster flex3 (TM))                2,154,568            (1)        2,154,567       13.27      162,358
  Touchstone Enhanced ETF (Grandmaster (TM))                      2,417,086            --         2,417,086       13.35      181,089
  Touchstone Enhanced ETF (IQ Annuity (TM))                       1,060,198            --         1,060,198       13.31       79,661
  Touchstone Enhanced ETF (Pinnacleplus (TM))                     1,127,838            --         1,127,838       13.22       85,285
  Touchstone Growth & Income (AnnuiChoice (TM))                      41,757            --            41,757       14.35        2,910
  Touchstone Growth & Income (GrandMaster flex3 (TM))                15,931            (1)           15,930       14.21        1,121
  Touchstone Growth & Income (IQ Annuity (TM))                       55,843            --            55,843       14.46        3,861
  Touchstone Growth & Income (Pinnacleplus (TM))                    112,779            --           112,779       14.56        7,743
  Touchstone High Yield (AnnuiChoice (TM))                          417,964             1           417,965       14.99       27,881
  Touchstone High Yield (GrandMaster flex3 (TM))                    407,431            --           407,431       14.28       28,540
  Touchstone High Yield (Grandmaster (TM))                          243,695            --           243,695       11.75       20,737
  Touchstone High Yield (IQ Annuity (TM))                           324,308             3           324,311       14.90       21,768
  Touchstone High Yield (Pinnacleplus (TM))                         888,007            --           888,007       12.41       71,559
  Touchstone Large Cap Core Equity (AnnuiChoice II (TM))            340,582            --           340,582       12.03       28,311
  Touchstone Large Cap Core Equity (GrandMaster flex3 (TM))          43,840            --            43,840       14.51        3,021
  Touchstone Large Cap Core Equity (Grandmaster (TM))                12,709            --            12,709       13.85          917
  Touchstone Large Cap Core Equity (IQ Annuity (TM))                116,129            --           116,129       13.72        8,464
  Touchstone Large Cap Core Equity (Pinnacleplus (TM))              126,721            --           126,721       14.93        8,485
  Touchstone Mid Cap Growth (AnnuiChoice (TM))                      326,770            --           326,770       19.50       16,754
  Touchstone Mid Cap Growth (AnnuiChoice II (TM))                    45,793            --            45,793       12.30        3,723
  Touchstone Mid Cap Growth (GrandMaster flex3 (TM))                534,782            --           534,782       19.13       27,955
  Touchstone Mid Cap Growth (Grandmaster (TM))                      255,422            (1)          255,421       15.89       16,075
  Touchstone Mid Cap Growth (IQ Annuity (TM))                       537,256             1           537,257       20.33       26,426
  Touchstone Mid Cap Growth (Pinnacleplus (TM))                   1,060,970            --         1,060,970       18.68       56,789
  Touchstone Moderate ETF  (AnnuiChoice (TM))                       295,310            --           295,310       12.28       24,046
  Touchstone Moderate ETF (GrandMaster flex3 (TM))                2,013,441            --         2,013,441       12.09      166,578
  Touchstone Moderate ETF (Grandmaster (TM))                        349,911            (1)          349,910       12.16       28,782
  Touchstone Moderate ETF (IQ Annuity (TM))                    2,251,484.00         - 2,2         51,484.00       12.12      185,735
  Touchstone Moderate ETF (Pinnacleplus (TM))                     1,075,421            (1)        1,075,420       12.05       89,283


SEE ACCOMPANYING NOTE.

                               SEPARATE ACCOUNT I
                                       OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

          STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONTINUED)

                               SEPTEMBER 30, 2007


                                                                              Receivable from
                                                                              (payable to) the
                                                                Investments  general accountof                              UNITS
                      DIVISION                                   at value    National Integrity  NETTASSETS  UNIT VALUE  OUTSTANDING
---------------------------------------------------------------------- ------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Money Market (AnnuiChoice (TM))                        $   236,303       $    (7)    $   236,296   $ 11.10       21,291
  Touchstone Money Market (Grandmaster (TM))                          4,615,507           (20)      4,615,487     10.80      427,329
  Touchstone Money Market (IQ Annuity (TM))                               3,112            --           3,112     10.85          287
  Touchstone Third Avenue Value (AnnuiChoice (TM))                    2,602,046             2       2,602,048     19.64      132,472
  Touchstone Third Avenue Value (GrandMaster flex3 (TM))              3,243,515             1       3,243,516     19.35      167,600
  Touchstone Third Avenue Value (Grandmaster (TM))                    4,473,684             4       4,473,688     16.89      264,821
  Touchstone Third Avenue Value (IQ Annuity (TM))                     4,304,373            (1)      4,304,372     18.96      226,987
  Touchstone Third Avenue Value (Pinnacleplus (TM))                   3,582,666             1       3,582,667     20.41      175,562
  Touchstone Third Avenue Value (AnnuiChoice II (TM))                   805,609            (1)        805,608     11.50       70,025
  Touchstone Value Plus (AnnuiChoice (TM))                              139,181            --         139,181     12.16       11,447
  Touchstone Value Plus (GrandMaster flex3 (TM))                        131,798            --         131,798     13.54        9,734
  Touchstone Value Plus (Grandmaster (TM))                               47,793            --          47,793     12.94        3,692
  Touchstone Value Plus (IQ Annuity (TM))                               224,018             1         224,019     11.98       18,705
  Touchstone Value Plus (Pinnacleplus (TM))                             323,546            --         323,546     14.17       22,838
NON--AFFILIATED:
  JP Morgan Mid Cap Value (AnnuiChoice (TM))                            344,820             2         344,822     18.70       18,444
  JP Morgan Mid Cap Value (GrandMaster flex3 (TM))                      202,503            --         202,503     18.52       10,934
  JP Morgan Mid Cap Value (Grandmaster (TM))                            115,862            --         115,862     15.02        7,716
  JP Morgan Mid Cap Value (IQ3 (TM))                                     89,120            (1)         89,119     18.25        4,883
  JP Morgan Mid Cap Value (Pinnacleplus (TM))                         1,083,703             1       1,083,704     17.23       62,909
NON--AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity--Income (Grandmaster (TM))                     24,946,164             2      24,946,166     65.44      381,188
  Fidelity VIP Growth (Grandmaster (TM))                             11,520,078            --      11,520,078     73.49      156,750
  Fidelity VIP High Income (Grandmaster (TM))                         4,712,518             2       4,712,520     17.88      263,571
  Fidelity VIP II Asset Manager (Grandmaster (TM))                    7,347,272            --       7,347,272     37.64      195,224
  Fidelity VIP II Contrafund (Grandmaster (TM))                      25,201,069            (1)     25,201,068     46.31      544,171
  Fidelity VIP II Index 500 (Grandmaster (TM))                        8,103,121             4       8,103,125     35.98      225,220
  Fidelity VIP II Investment Grade Bond (AnnuiChoice (TM))              590,025            --         590,025     10.03       58,829
  Fidelity VIP II Investment Grade Bond (Grandmaster (TM))            2,924,716            (1)      2,924,715     26.71      109,482
  Fidelity VIP II Investment Grade Bond (GrandmasterFlex3 (TM))         365,385            --         365,385     10.01       36,517
  Fidelity VIP II Investment Grade Bond (IQ (TM))                       206,206            --         206,206     10.01       20,600
  Fidelity VIP II Investment Grade Bond (PinnaclePlus (TM))             386,872            --         386,872     10.00       38,685
  Fidelity VIP III Balanced (Grandmaster (TM))                        2,488,912             2       2,488,914     17.07      145,825
  Fidelity VIP III Growth & Income (Grandmaster (TM))                 3,461,501             5       3,461,506     20.04      172,751
  Fidelity VIP III Growth Opportunities (Grandmaster (TM))            1,225,948            --       1,225,948     14.54       84,289
  Fidelity VIP Overseas (AnnuiChoice (TM))                              384,320            --         384,320     10.58       36,321
  Fidelity VIP Overseas (AnnuiChoice II (TM))                            55,067            --          55,067     10.57        5,208
  Fidelity VIP Overseas (Grandmaster (TM))                            4,867,220             1       4,867,221     41.47      117,357
  Fidelity VIP Overseas (GrandmasterFlex3 (TM))                         373,284            (1)        373,283     10.56       35,362
  Fidelity VIP Overseas (IQ (TM))                                       290,942            --         290,942     10.56       27,549
  Fidelity VIP Overseas (Pinnacleplus (TM))                             792,902            (1)        792,901     10.55       75,152
AFFILATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice (TM))                           32,666            --          32,666     11.66        2,802
  Touchstone Aggressive ETF (AnnuiChoice II (TM))                       569,730            --         569,730     11.44       49,817
  Touchstone Aggressive ETF (GrandmasterFlex3 (TM))                      65,566            --          65,566     10.13        6,474
  Touchstone Aggressive ETF (PinnaclePlus (TM))                         106,024            --         106,024     10.12       10,474
  Touchstone GMAB Aggressive ETF (AnnuiChoice II (TM))                  319,068            --         319,068     11.36       28,083
  Touchstone Conservative ETF (AnnuiChoice II  (TM))                     37,207            --          37,207     10.91        3,410
  Touchstone Conservative ETF (GrandmasterFlex3 (TM))                   281,656            --         281,656     10.12       27,838
  Touchstone Conservative ETF (PinnaclePlus (TM))                       123,228            --         123,228     10.11       12,186
  Touchstone Enhanced ETF (AnnuiChoice (TM))                            257,577            --         257,577     11.80       21,822
  Touchstone Enhanced ETF (AnnuiChoice II (TM))                         151,599            --         151,599     11.58       13,090
  Touchstone Enhanced ETF (GrandmasterFlex3 (TM))                       142,635            --         142,635     10.04       14,203
  Touchstone Enhanced ETF (PinnaclePlus (TM))                           310,017            --         310,017     10.04       30,886
  Touchstone Moderate ETF  (AnnuiChoice (TM))                           345,895            (1)        345,894     11.35       30,463
  Touchstone Moderate ETF  (AnnuiChoice II (TM))                        240,036            --         240,036     11.16       21,507
  Touchstone Moderate ETF (GrandmasterFlex3 (TM))                       355,371            --         355,371     10.11       35,166
  Touchstone Moderate ETF (PinnaclePlus (TM))                           464,985            --         464,985     10.10       46,037
  Touchstone Money Market (AnnuiChoice (TM))                          1,709,118           (12)      1,709,106     10.85      157,512
  Touchstone Money Market (AnnuiChoice II (TM))                          23,674            (1)         23,673     10.41        2,274
  Touchstone Money Market (GrandMaster flex3 (TM))                    2,720,088           (15)      2,720,073     10.60      256,626
  Touchstone Money Market (IQ Annuity (TM))                           3,961,740           (22)      3,961,718     10.64      372,180
  Touchstone Money Market (Pinnacleplus (TM))                         2,349,599           (14)      2,349,585     10.54      222,822
NON--AFFLIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster (TM))                         4,476,552             1       4,476,553     36.78      121,700

SEE ACCOMPANYING NOTE.

                               SEPARATE ACCOUNT I
                                       OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

          STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONTINUED)

                               SEPTEMBER 30, 2007


                                                                              Receivable from
                                                                              (payable to) the
                                                                Investments  general accountof                              UNITS
                      DIVISION                                   at value    National Integrity  NETTASSETS  UNIT VALUE  OUTSTANDING
---------------------------------------------------------------------- ------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice (TM))                     $   272,724       $    --     $   272,724   $ 13.51       20,180
  Fidelity VIP Asset Manager (GrandMaster flex3 (TM))                   158,125            --         158,125     12.41       12,738
  Fidelity VIP Asset Manager (IQ3)                                      446,685            --         446,685     12.74       35,051
  Fidelity VIP Asset Manager (Pinnacleplus (TM))                        149,824            --         149,824     12.93       11,587
  Fidelity VIP Balanced (AnnuiChoice (TM))                              336,520            (1)        336,519     13.98       24,064
  Fidelity VIP Balanced (AnnuiChoice II (TM))                             8,246            --           8,246     11.58          712
  Fidelity VIP Balanced (GrandMaster  (TM))                             427,403            --         427,403     13.14       32,524
  Fidelity VIP Balanced (GrandMaster flex3 (TM))                        614,341            (1)        614,340     14.38       42,712
  Fidelity VIP Balanced (IQ3 (TM))                                      315,174             1         315,175     12.79       24,646
  Fidelity VIP Balanced (Pinnacleplus (TM))                             549,326            --         549,326     13.35       41,133
  Fidelity VIP Contrafund (AnnuiChoice (TM))                          3,027,958             1       3,027,959     19.00      159,354
  Fidelity VIP Contrafund (GrandMaster flex3 (TM))                    2,606,304             3       2,606,307     18.41      141,595
  Fidelity VIP Contrafund (IQ3)                                       3,106,012             1       3,106,013     16.67      186,269
  Fidelity VIP Contrafund (Pinnacleplus (TM))                         4,151,191             1       4,151,192     18.43      225,209
  Fidelity VIP Contrafund (AnnuiChoice II (TM))                         814,186            --         814,186     12.37       65,818
  Fidelity VIP Contrafund Standard (IQ Advisor (TM))                      7,026            (1)          7,025     16.77          419
  Fidelity VIP Disclipined Small Cap (AnnuiChoice (TM))                  72,222            --          72,222      9.55        7,559
  Fidelity VIP Disclipined Small Cap (IQ (TM))                           79,995            --          79,995      9.54        8,388
  Fidelity VIP Disclipined Small Cap (Grandmaster (TM))                  23,706             1          23,707      9.54        2,485
  Fidelity VIP Disclipined Small Cap (GrandmasterFlex3 (TM))             56,940            --          56,940      9.53        5,973
  Fidelity VIP Disclipined Small Cap (PinnaclePlus (TM))                 44,551            --          44,551      9.53        4,676
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice (TM))          100,362            --         100,362     17.26        5,813
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 (TM))     81,960            --          81,960     15.87        5,164
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster (TM))        1,924,700             1       1,924,701     15.98      120,433
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity (TM))            99,748            (1)         99,747     20.80        4,795
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus (TM))         234,299            --         234,299     15.81       14,824
  Fidelity VIP Equity--Income (AnnuiChoice (TM))                      1,067,055            --       1,067,055     15.32       69,667
  Fidelity VIP Equity--Income (AnnuiChoice II (TM))                       3,346            --           3,346     11.76          285
  Fidelity VIP Equity--Income (GrandMaster flex3 (TM))                  597,231            --         597,231     15.81       37,782
  Fidelity VIP Equity--Income (IQ3 (TM))                              1,006,875             1       1,006,876     14.11       71,367
  Fidelity VIP Equity--Income (Pinnacleplus (TM))                     2,431,383             1       2,431,384     16.22      149,931
  Fidelity VIP Freedom 2015 (AnnuiChoiceII (TM))                          9,141            --           9,141     10.34          884
  Fidelity VIP Freedom 2015 (IQ3 (TM))                                  214,431            --         214,431     10.32       20,771
  Fidelity VIP Growth & Income (AnnuiChoice (TM))                       212,055             1         212,056     14.33       14,801
  Fidelity VIP Growth & Income (AnnuiChoice II (TM))                      2,944            (1)          2,943     12.06          244
  Fidelity VIP Growth & Income (GrandMaster flex3 (TM))                 262,133            --         262,133     15.31       17,125
  Fidelity VIP Growth & Income (IQ3 (TM))                               170,425            --         170,425     12.45       13,692
  Fidelity VIP Growth & Income (Pinnacleplus (TM))                      184,600            --         184,600     14.37       12,843
  Fidelity VIP Growth (AnnuiChoice (TM))                                303,270             1         303,271     12.61       24,059
  Fidelity VIP Growth (AnnuiChoice II (TM))                               5,757            --           5,757     13.02          442
  Fidelity VIP Growth (GrandMaster (TM))                                233,006            --         233,006     11.56       20,161
  Fidelity VIP Growth (GrandMaster flex3 (TM))                          236,227            --         236,227     14.71       16,055
  Fidelity VIP Growth (IQ3 (TM))                                        365,703            (4)        365,699      9.68       37,761
  Fidelity VIP Growth (Pinnacleplus (TM))                               552,746            --         552,746     14.94       36,988
  Fidelity VIP Growth Opportunities (AnnuiChoice (TM))                   41,403             1          41,404     14.01        2,955
  Fidelity VIP Growth Opportunities (GrandMaster flex3 (TM))            156,487            (1)        156,486     15.28       10,238
  Fidelity VIP Growth Opportunities (IQ3 (TM))                          178,416            --         178,416     12.55       14,220
  Fidelity VIP Growth Opportunities (Pinnacleplus (TM))                 223,409            --         223,409     15.13       14,764
  Fidelity VIP High Income (AnnuiChoice (TM))                           395,515            (2)        395,513     15.18       26,055
  Fidelity VIP High Income (AnnuiChoice II (TM))                         11,448            (1)         11,447     10.73        1,067
  Fidelity VIP High Income (GrandMaster flex3 (TM))                   1,503,021             1       1,503,022     13.86      108,439
  Fidelity VIP High Income (IQ3 (TM))                                 4,064,779             2       4,064,781     12.38      328,299
  Fidelity VIP High Income (Pinnacleplus (TM))                          315,607             1         315,608     12.84       24,573
  Fidelity VIP II Index 500 (AnnuiChoice (TM))                        1,689,611             2       1,689,613     12.89      131,045
  Fidelity VIP II Index 500 (AnnuiChoice II (TM))                        77,975            (1)         77,974     10.24        7,614
  Fidelity VIP II Index 500 (Grandmaster (TM))                        3,577,948             2       3,577,950     10.23      349,686
  Fidelity VIP II Index 500 (GrandmasterFlex3 (TM))                   1,034,293            --       1,034,293     10.22      101,172
  Fidelity VIP Index 500 (IQ3 (TM))                                     969,741            --         969,741     11.50       84,340
  Fidelity VIP Index 500 (Pinnacleplus (TM))                          2,277,667             2       2,277,669     15.05      151,293
  Fidelity VIP Investment Grade Bond (AnnuiChoice (TM))                 894,989            (1)        894,988     12.64       70,813
  Fidelity VIP Investment Grade Bond (GrandMaster  (TM))                396,059            --         396,059     10.00       39,609
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 (TM))           441,752            --         441,752     10.72       41,200
  Fidelity VIP Investment Grade Bond (IQ3 (TM))                       1,190,389            --       1,190,389     12.51       95,192
  Fidelity VIP Investment Grade Bond (Pinnacleplus (TM))                452,866            --         452,866     10.63       42,618
  Fidelity VIP Investment Grade Bond (AnnuiChoice II (TM))               62,412            --          62,412     10.30        6,062



SEE ACCOMPANYING NOTE.

                               SEPARATE ACCOUNT I
                                       OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

          STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONTINUED)

                               SEPTEMBER 30, 2007


                                                                              Receivable from
                                                                              (payable to) the
                                                                Investments  general accountof                              UNITS
                      DIVISION                                   at value    National Integrity  NETTASSETS  UNIT VALUE  OUTSTANDING
---------------------------------------------------------------------- ------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2: (CONTINUED)
  Fidelity VIP Mid Cap (AnnuiChoice (TM))                           $ 1,108,348       $    --     $ 1,108,348   $ 23.76       46,648
  Fidelity VIP Mid Cap (GrandMaster flex3 (TM))                       1,921,031            --       1,921,031     22.34       85,986
  Fidelity VIP Mid Cap (IQ Annuity (TM))                              2,124,431            (1)      2,124,430     22.43       94,696
  Fidelity VIP Mid Cap (Pinnacleplus (TM))                            2,482,492            --       2,482,492     22.34      111,100
  Fidelity VIP Mid Cap (AnnuiChoice II (TM))                             51,596             1          51,597     12.27        4,204
  Fidelity VIP Mid Cap (Grandmaster (TM))                             1,272,148            (1)      1,272,147     18.47       68,894
  Fidelity VIP Overseas (AnnuiChoice (TM))                              676,081            --         676,081     18.92       35,725
  Fidelity VIP Overseas (GrandMaster (TM))                            2,497,788            --       2,497,788     10.55      236,765
  Fidelity VIP Overseas (GrandMaster flex3 (TM))                        782,592            --         782,592     17.24       45,391
  Fidelity VIP Overseas (IQ3 (TM))                                      894,289            --         894,289     14.82       60,341
  Fidelity VIP Overseas (Pinnacleplus (TM))                           1,034,508            (1)      1,034,507     21.26       48,656
  Fidelity VIP Overseas (AnnuiChoice II (TM))                            75,136            --          75,136     12.60        5,964
NON--AFFILIATED CLASS 1
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice (TM))               237,198            --         237,198     17.78       13,338
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 (TM))          68,668            --          68,668     17.94        3,827
  Van Kampen UIF Emerging Markets Debt (IQ3 (TM))                       102,170            --         102,170     17.40        5,872
  Van Kampen UIF U.S. Real Estate (AnnuiChoice (TM))                    413,677            --         413,677     25.54       16,195
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 (TM))              545,924            --         545,924     24.69       22,109
  Van Kampen UIF U.S. Real Estate (IQ3 (TM))                            290,894            --         290,894     24.81       11,726
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II (TM))                 111,662            --         111,662     10.88       10,267
NON--AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity (TM))                         436,592            (1)        436,591     21.47       20,338
  Franklin Growth and Income Securities (AnnuiChoice (TM))              959,951            --         959,951     16.07       59,738
  Franklin Growth and Income Securities (AnnuiChoice II (TM))            41,267            --          41,267     11.26        3,664
  Franklin Growth and Income Securities (GrandMaster flex3 (TM))        610,102            --         610,102     15.65       38,979
  Franklin Growth and Income Securities (Grandmaster (TM))            1,871,169            (2)      1,871,167     15.80      118,408
  Franklin Growth and Income Securities (IQ Annuity (TM))             2,375,075            --       2,375,075     15.73      151,017
  Franklin Growth and Income Securities (Pinnacleplus (TM))           2,181,151            (1)      2,181,150     14.92      146,205
  Franklin Income Securities (AnnuiChoice (TM))                         611,013            --         611,013     17.67       34,579
  Franklin Income Securities (AnnuiChoice II (TM))                       95,655            --          95,655     11.18        8,560
  Franklin Income Securities (GrandMaster flex3 (TM))                 3,399,246             3       3,399,249     17.21      197,498
  Franklin Income Securities (Grandmaster (TM))                       3,270,047             5       3,270,052     17.38      188,181
  Franklin Income Securities (IQ Annuity (TM))                        2,001,668             2       2,001,670     17.29      115,743
  Franklin Income Securities (Pinnacleplus (TM))                      2,651,628            --       2,651,628     15.22      174,239
  Franklin Large Cap Growth Securities (AnnuiChoice (TM))                73,476            --          73,476     15.69        4,683
  Franklin Large Cap Growth Securities (GrandMaster flex3 (TM))         315,910            --         315,910     15.28       20,672
  Franklin Large Cap Growth Securities (Grandmaster (TM))               156,832            --         156,832     15.43       10,165
  Franklin Large Cap Growth Securities (IQ Annuity (TM))                360,984            (1)        360,983     15.36       23,508
  Franklin Large Cap Growth Securities (Pinnacleplus (TM))              600,256            --         600,256     13.87       43,263
  Franklin Large Cap Growth Securities (AnnuiChoice II (TM))             96,645            --          96,645     12.03        8,033
  Franklin Mutual Shares Securities (AnnuiChoice (TM))                1,356,878            --       1,356,878     18.34       73,989
  Franklin Mutual Shares Securities (AnnuiChoice II (TM))               234,471            --         234,471     11.34       20,679
  Franklin Mutual Shares Securities (GrandMaster flex3 (TM))          2,025,520            --       2,025,520     17.86      113,393
  Franklin Mutual Shares Securities (IQ Annuity (TM))                   844,206            (1)        844,205     17.95       47,035
  Franklin Mutual Shares Securities (Pinnacleplus (TM))               1,995,899             1       1,995,900     16.34      122,140
  Franklin Mutual Shares Securities Standard (IQ Advisor (TM))           13,831            --          13,831     15.11          915
  Franklin Mutual Shares Securities(Grandmaster (TM))                 2,592,033             1       2,592,034     18.03      143,724
  Franklin Small Cap Value Securities (AnnuiChoice (TM))                 10,525            --          10,525      9.51        1,107
  Franklin Small Cap Value Securities (Grandmaster (TM))                 17,293            --          17,293      9.50        1,821
  Franklin Small Cap Value Securities (GrandmasterFlex3 (TM))            63,469            --          63,469      9.49        6,688
  Franklin Small Cap Value Securities (IQ  (TM))                         11,071            (1)         11,070      9.49        1,166
  Franklin Small Cap Value Securities (PinnaclePlus  (TM))               13,349            --          13,349      9.48        1,408
  Templeton Foriegn Securities Fund (GrandMaster flex3 (TM))            720,112            --         720,112     21.36       33,707
  Templeton Foriegn Securities Fund (Grandmaster (TM))                  409,007            (2)        409,005     21.57       18,962
  Templeton Foriegn Securities Fund (Pinnacleplus (TM))                 877,849             4         877,853     19.75       44,442
  Templeton Foreign Securities Fund (AnnuiChoice (TM))                  156,016            (1)        156,015     21.93        7,113
  Templeton Foreign Securities Fund (AnnuiChoice II (TM))                12,309            --          12,309     12.26        1,004
  Templeton Growth Securities (AnnuiChoice (TM))                        174,250            --         174,250     19.54        8,918
  Templeton Growth Securities (AnnuiChoice II (TM))                      21,813            --          21,813     11.47        1,901
  Templeton Growth Securities (GrandMaster flex3 (TM))                1,478,949            --       1,478,949     19.03       77,709
  Templeton Growth Securities (Grandmaster (TM))                      1,243,213             1       1,243,214     19.22       64,700
  Templeton Growth Securities (IQ Annuity (TM))                       1,306,888            --       1,306,888     19.12       68,340
  Templeton Growth Securities (Pinnacleplus (TM))                     1,106,781            --       1,106,781     17.51       63,222
  Templeton Growth Securities Standard (IQ Advisor (TM))                  7,066            --           7,066     15.45          457
  Van Kampen LIT Comstock (AnnuiChoice (TM))                            118,273            --         118,273     17.59        6,722

SEE ACCOMPANYING NOTE.

                               SEPARATE ACCOUNT I
                                       OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

          STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONTINUED)

                               SEPTEMBER 30, 2007


                                                                              Receivable from
                                                                              (payable to) the
                                                                Investments  general accountof                              UNITS
                      DIVISION                                   at value    National Integrity  NETTASSETS  UNIT VALUE  OUTSTANDING
---------------------------------------------------------------------- ------------------------------------------------------------
NON--AFFILIATED CLASS 2:(CONTINUED)
  Van Kampen LIT Comstock (GrandMaster flex3 (TM))                  $   316,997       $    --     $   316,997   $ 17.14    18,497.49
  Van Kampen LIT Comstock (Grandmaster (TM))                            165,875             1         165,876     17.30        9,587
  Van Kampen LIT Comstock (IQ Annuity (TM))                             164,799             1         164,800     17.22        9,571
  Van Kampen LIT Comstock (Pinnacleplus (TM))                           358,198             1         358,199     15.61       22,948
  Van Kampen LIT Strategic Growth (GrandMaster flex3 (TM))               11,263            (3)         11,260     15.41          731
  Van Kampen LIT Strategic Growth (Grandmaster (TM))                        428            (4)            424     15.56           27
  Van Kampen LIT Strategic Growth (IQ Annuity (TM))                       1,383             5           1,388     15.49           90
  Van Kampen LIT Strategic Growth (Pinnacleplus (TM))                   245,039            --         245,039     13.59       18,031
  Van Kampen UIF Emerging Markets Debt (Grandmaster (TM))                58,821            (1)         58,820     16.85        3,491
  Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3 (TM))           93,754            --          93,754     10.00        9,378
  Van Kampen UIF Emerging Markets Debt (IQ (TM))                         40,282            --          40,282     16.77        2,402
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus (TM))              344,273            --         344,273     14.65       23,501
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice (TM))             483,025            --         483,025     42.01       11,499
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 (TM))     1,073,643            --       1,073,643     40.92       26,240
  Van Kampen UIF Emerging Markets Equity (Grandmaster (TM))             760,542            --         760,542     41.31       18,410
  Van Kampen UIF Emerging Markets Equity (IQ Annuity (TM))              184,394            --         184,394     41.11        4,485
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus (TM))          1,198,098            --       1,198,098     35.73       33,529
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice II (TM))          272,905            --         272,905     15.91       17,153
  Van Kampen UIF U. S. Real Estate (AnnuiChoice (TM))                    24,535            --          24,535      9.03        2,718
  Van Kampen UIF U. S. Real Estate (AnnuiChoice II (TM))                 76,052            --          76,052      9.02        8,430
  Van Kampen UIF U.S. Real Estate (Grandmaster (TM))                    410,143            --         410,143     26.86       15,269
  Van Kampen UIF U.S. Real Estate (GrandmasterFlex3 (TM))                94,959            --          94,959      9.01       10,543
  Van Kampen UIF U.S. Real Estate (IQ  (TM))                             55,555            --          55,555     26.73        2,078
  Van Kampen UIF U. S. Real Estate (Pinnacleplus (TM))                1,023,891            (1)      1,023,890     22.82       44,874
NON--AFFILIATED CLASS B
  DWS Small Cap Index VIP (AnnuiChoice (TM))                            145,345            --         145,345     15.74        9,234
  DWS Small Cap Index VIP (AnnuiChoice II (TM))                           8,664            --           8,664     11.09          782
  DWS Small Cap Index VIP (GrandMaster flex3 (TM))                      233,856            --         233,856     16.47       14,201
  DWS Small Cap Index VIP (Grandmaster (TM))                             31,772            --          31,772     13.94        2,280
  DWS Small Cap Index VIP (IQ3 (TM))                                    209,068            --         209,068     15.23       13,725
  DWS Small Cap Index VIP (Pinnacleplus (TM))                           560,670            --         560,670     15.93       35,186


SEE ACCOMPANYING NOTE.

                  SEPARATE ACCOUNT I
                          OF
                  NATIONAL INTEGRITY LIFE INSURANCE COMPANY

         STATEMENTS OF OPERATIONS (UNAUDITED)

            FOR THE PERIODS ENDED SEPTEMBER 30, 2007


                                                                  INVESTMENT
                                                                     INCOME       EXPENSES
                                                                   ----------------------------
                                                                               Mortality and
                                                                              expense risk and
                                                                  Reinvested   administrative    Net investment
                       Division                                    dividends      charges        income (loss)
----------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice (TM))                           $  --      $   5,383       $ (5,383)
  Touchstone Aggressive ETF (GrandMaster flex3 (TM))                        --          8,292         (8,292)
  Touchstone Aggressive ETF (Grandmaster (TM))                              --         22,201        (22,201)
  Touchstone Aggressive ETF (IQ Annuity (TM))                               --         13,116        (13,116)
  Touchstone Aggressive ETF (Pinnacleplus (TM))                             --         11,683        (11,683)
  Touchstone Balanced (AnnuiChoice (TM))                                    --            998           (998)
  Touchstone Balanced (GrandMaster flex3 (TM))                              --          4,726         (4,726)
  Touchstone Balanced (Grandmaster (TM))                                    --              1             (1)
  Touchstone Balanced (IQ Annuity (TM))                                     --          2,633         (2,633)
  Touchstone Balanced (Pinnacleplus (TM))                                   --          5,578         (5,578)
  Touchstone Baron Small Cap (AnnuiChoice (TM))                             --          2,826         (2,826)
  Touchstone Baron Small Cap (AnnuiChoice II (TM)) (April 09)*              --             73            (73)
  Touchstone Baron Small Cap (GrandMaster flex3 (TM))                       --          7,882         (7,882)
  Touchstone Baron Small Cap (Grandmaster (TM))                             --          3,480         (3,480)
  Touchstone Baron Small Cap (IQ Annuity (TM))                              --         14,263        (14,263)
  Touchstone Baron Small Cap (Pinnacleplus (TM))                            --          9,320         (9,320)
  Touchstone Conservative ETF (AnnuiChoice (TM))                            --            251           (251)
  Touchstone Conservative ETF (GrandMaster flex3 (TM))                      --         14,944        (14,944)
  Touchstone Conservative ETF (Grandmaster (TM))                            --          1,595         (1,595)
  Touchstone Conservative ETF (IQ Annuity (TM))                             --         19,073        (19,073)
  Touchstone Conservative ETF (Pinnacleplus (TM))                           --         10,098        (10,098)
  Touchstone Core Bond (AnnuiChoice (TM))                                   --          2,103         (2,103)
  Touchstone Core Bond (AnnuiChoice II (TM)) (April 09)*                    --            295           (295)
  Touchstone Core Bond (GrandMaster flex3 (TM))                             --          6,415         (6,415)
  Touchstone Core Bond (Grandmaster (TM))                                   --            486           (486)
  Touchstone Core Bond (IQ Annuity (TM))                                    --          4,763         (4,763)
  Touchstone Core Bond (Pinnacleplus (TM))                                  --          2,877         (2,877)
  Touchstone Eagle Capital Appreciation (AnnuiChoice (TM))                  --            847           (847)
  Touchstone Eagle Capital Appreciation (GrandMaster (TM)) (April 27)*      --            307           (307)
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 (TM))            --          1,574         (1,574)

                                                                       REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                   ---------------------------------------------------------

                                                                   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                                   ---------------------------------------------------------
                                                                      Realized
                                                                     gain (loss)
                                                                     on sales of   Realized gain    Beginning      End of
                       Division                                      investments   distributions    of period      period
----------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice (TM))                           $  34,299        $    --     $  85,184    $  104,333
  Touchstone Aggressive ETF (GrandMaster flex3 (TM))                         9,202             --        72,344       114,362
  Touchstone Aggressive ETF (Grandmaster (TM))                             459,424             --       306,889         4,417
  Touchstone Aggressive ETF (IQ Annuity (TM))                              119,584             --       120,114        68,073
  Touchstone Aggressive ETF (Pinnacleplus (TM))                             18,378             --        55,553       103,986
  Touchstone Balanced (AnnuiChoice (TM))                                     1,058             --         2,738        10,229
  Touchstone Balanced (GrandMaster flex3 (TM))                                 633             --         6,396        31,847
  Touchstone Balanced (Grandmaster (TM))                                       (1)             --            (1)            6
  Touchstone Balanced (IQ Annuity (TM))                                      2,490             --         8,045        22,921
  Touchstone Balanced (Pinnacleplus (TM))                                      754             --         4,546        32,551
  Touchstone Baron Small Cap (AnnuiChoice (TM))                             28,821             --        89,866        90,546
  Touchstone Baron Small Cap (AnnuiChoice II (TM)) (April 09)*                   4             --             -           527
  Touchstone Baron Small Cap (GrandMaster flex3 (TM))                       55,811             --        85,012        77,599
  Touchstone Baron Small Cap (Grandmaster (TM))                             53,546             --        55,825        36,635
  Touchstone Baron Small Cap (IQ Annuity (TM))                              59,249             --       223,188       262,999
  Touchstone Baron Small Cap (Pinnacleplus (TM))                            21,810             --        89,853       124,597
  Touchstone Conservative ETF (AnnuiChoice (TM))                                26             --         1,949         3,791
  Touchstone Conservative ETF (GrandMaster flex3 (TM))                      32,850             --        92,391       130,519
  Touchstone Conservative ETF (Grandmaster (TM))                               349             --        11,363        19,792
  Touchstone Conservative ETF (IQ Annuity (TM))                             19,265             --       118,945       196,861
  Touchstone Conservative ETF (Pinnacleplus (TM))                           26,494             --        51,814        66,523
  Touchstone Core Bond (AnnuiChoice (TM))                                    4,228             --        (1,166)        4,068
  Touchstone Core Bond (AnnuiChoice II (TM)) (April 09)*                        40             --             -         1,208
  Touchstone Core Bond (GrandMaster flex3 (TM))                                112             --            63        17,965
  Touchstone Core Bond (Grandmaster (TM))                                    2,808             --           (17)          622
  Touchstone Core Bond (IQ Annuity (TM))                                     6,179             --        (1,027)        6,122
  Touchstone Core Bond (Pinnacleplus (TM))                                      10             --        (1,338)        6,326
  Touchstone Eagle Capital Appreciation (AnnuiChoice (TM))                     846             --           915         2,109
  Touchstone Eagle Capital Appreciation (GrandMaster (TM)) (April 27)*          70             --             -           511
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 (TM))             7,152             --         7,378         2,089

                                                                      Change in net                         Net increase
                                                                       unrealized         Net realized      (decrease) in
                                                                      appreciation       and unrealized      net assets
                                                                     (depreciation)      gain (loss) on    resulting from
                       Division                                     during the period     investments        operations
-------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice (TM))                           $    19,149            $  53,448       $   48,065
  Touchstone Aggressive ETF (GrandMaster flex3 (TM))                          42,018               51,220           42,928
  Touchstone Aggressive ETF (Grandmaster (TM))                              (302,472)             156,952          134,751
  Touchstone Aggressive ETF (IQ Annuity (TM))                                (52,041)              67,543           54,427
  Touchstone Aggressive ETF (Pinnacleplus (TM))                               48,433               66,811           55,128
  Touchstone Balanced (AnnuiChoice (TM))                                       7,491                8,549            7,551
  Touchstone Balanced (GrandMaster flex3 (TM))                                25,451               26,084           21,358
  Touchstone Balanced (Grandmaster (TM))                                           7                    6                5
  Touchstone Balanced (IQ Annuity (TM))                                       14,876               17,366           14,733
  Touchstone Balanced (Pinnacleplus (TM))                                     28,005               28,759           23,181
  Touchstone Baron Small Cap (AnnuiChoice (TM))                                  680               29,501           26,675
  Touchstone Baron Small Cap (AnnuiChoice II(TM))(April 09)*                     527                  531              458
  Touchstone Baron Small Cap (GrandMaster flex3 (TM))                         (7,413)              48,398           40,516
  Touchstone Baron Small Cap (Grandmaster (TM))                              (19,190)              34,356           30,876
  Touchstone Baron Small Cap (IQ Annuity (TM))                                39,811               99,060           84,797
  Touchstone Baron Small Cap (Pinnacleplus (TM))                              34,744               56,554           47,234
  Touchstone Conservative ETF (AnnuiChoice (TM))                               1,842                1,868            1,617
  Touchstone Conservative ETF (GrandMaster flex3 (TM))                        38,128               70,978           56,034
  Touchstone Conservative ETF (Grandmaster (TM))                               8,429                8,778            7,183
  Touchstone Conservative ETF (IQ Annuity (TM))                               77,916               97,181           78,108
  Touchstone Conservative ETF (Pinnacleplus (TM))                             14,709               41,203           31,105
  Touchstone Core Bond (AnnuiChoice (TM))                                      5,234                9,462            7,359
  Touchstone Core Bond (AnnuiChoice II (TM)) (April 09)*                       1,208                1,248              953
  Touchstone Core Bond (GrandMaster flex3 (TM))                               17,902               18,014           11,599
  Touchstone Core Bond (Grandmaster (TM))                                        639                3,447            2,961
  Touchstone Core Bond (IQ Annuity (TM))                                       7,149               13,328            8,565
  Touchstone Core Bond (Pinnacleplus (TM))                                     7,664                7,674            4,797
  Touchstone Eagle Capital Appreciation (AnnuiChoice (TM))                     1,194                2,040            1,193
  Touchstone Eagle Capital Appreciation (GrandMaster (TM)) (April 27)*           511                  581              274
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 (TM))              (5,289)               1,863              289


SEE ACCOMPANYING NOTE.

* - 2007 inception date of division.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                                            INVESTMENT
                                                                              INCOME           EXPENSES
                                                                           --------------------------------

                                                                                            Mortality and
                                                                                           expense risk and
                                                                            Reinvested      administrative     Net investment
Division                                                                     dividends         charges         income (loss)
---------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Eagle Capital Appreciation (IQ Annuity (TM))                    $          --   $          4,266   $         (4,266)
  Touchstone Eagle Capital Appreciation (Pinnacleplus (TM))                             --              2,115             (2,115)
  Touchstone Enhanced ETF (AnnuiChoice (TM))                                            --             15,236            (15,236)
  Touchstone Enhanced ETF (GrandMaster flex3 (TM))                                      --             24,840            (24,840)
  Touchstone Enhanced ETF (Grandmaster (TM))                                            --             34,148            (34,148)
  Touchstone Enhanced ETF (IQ Annuity (TM))                                             --             15,415            (15,415)
  Touchstone Enhanced ETF (Pinnacleplus (TM))                                           --             13,676            (13,676)
  Touchstone Growth & Income (AnnuiChoice (TM))                                         --                306               (306)
  Touchstone Growth & Income (GrandMaster (TM))(April 10)*                              --                 --                 --
  Touchstone Growth & Income (GrandMaster flex3 (TM))                                   --                178               (178)
  Touchstone Growth & Income (IQ Annuity (TM))                                          --                572               (572)
  Touchstone Growth & Income (Pinnacleplus (TM))                                        --              1,221             (1,221)
  Touchstone High Yield (AnnuiChoice (TM))                                              --              2,836             (2,836)
  Touchstone High Yield (GrandMaster flex3 (TM))                                        --              5,006             (5,006)
  Touchstone High Yield (Grandmaster (TM))                                              --              2,217             (2,217)
  Touchstone High Yield (IQ Annuity (TM))                                               --              4,464             (4,464)
  Touchstone High Yield (Pinnacleplus (TM))                                             --             11,423            (11,423)
  Touchstone Large Cap Core Equity (AnnuiChoice (TM))                                   --                  3                 (3)
  Touchstone Large Cap Core Equity (AnnuiChoice II (TM))(February 26)*                  --              1,622             (1,622)
  Touchstone Large Cap Core Equity (GrandMaster flex3 (TM))                             --                546               (546)
  Touchstone Large Cap Core Equity (Grandmaster (TM))                                   --                118               (118)
  Touchstone Large Cap Core Equity (IQ Annuity (TM))                                    --              1,207             (1,207)
  Touchstone Large Cap Core Equity (Pinnacleplus (TM))                                  --              1,331             (1,331)
  Touchstone Mid Cap Growth (AnnuiChoice (TM))                                          --              1,983             (1,983)
  Touchstone Mid Cap Growth (AnnuiChoice II (TM))(April 09)*                            --                236               (236)
  Touchstone Mid Cap Growth (GrandMaster flex3 (TM))                                    --              4,755             (4,755)
  Touchstone Mid Cap Growth (Grandmaster (TM))                                          --              2,073             (2,073)
  Touchstone Mid Cap Growth (IQ Annuity (TM))                                           --              4,758             (4,758)
  Touchstone Mid Cap Growth (Pinnacleplus (TM))                                         --             10,330            (10,330)
  Touchstone Moderate ETF  (AnnuiChoice (TM))                                           --              2,180             (2,180)
  Touchstone Moderate ETF (GrandMaster flex3 (TM))                                      --             25,245            (25,245)
  Touchstone Moderate ETF (Grandmaster (TM))                                            --              3,749             (3,749)
  Touchstone Moderate ETF (IQ Annuity (TM))                                             --             24,697            (24,697)
  Touchstone Moderate ETF (Pinnacleplus (TM))                                           --             13,183            (13,183)
  Touchstone Money Market (AnnuiChoice (TM))                                        12,449              2,460              9,989
  Touchstone Money Market (Grandmaster (TM))                                       193,460             51,349            142,111
  Touchstone Money Market (IQ Annuity (TM))                                            118                 33                 85
  Touchstone Third Avenue Value (AnnuiChoice (TM))                                      --             16,063            (16,063)
  Touchstone Third Avenue Value (GrandMaster flex3 (TM))                                --             35,856            (35,856)
  Touchstone Third Avenue Value (Grandmaster (TM))                                      --             40,266            (40,266)
  Touchstone Third Avenue Value (IQ Annuity (TM))                                       --             44,364            (44,364)
  Touchstone Third Avenue Value (Pinnacleplus (TM))                                     --             41,479            (41,479)
  Touchstone Third Avenue Value (AnnuiChoice II (TM))                                   --              4,334             (4,334)
  Touchstone Third Avenue Value (IQ Advisor Enhanced (TM))                              --                 --                 --

                                                                            Realized gain
                                                                          (loss) on sales of   Realized gain   Beginning of
Division                                                                     investments       distributions      period
------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Eagle Capital Appreciation (IQ Annuity (TM))                     $         43,705   $          --   $     41,956
  Touchstone Eagle Capital Appreciation (Pinnacleplus (TM))                             13,465              --         13,253
  Touchstone Enhanced ETF (AnnuiChoice (TM))                                             7,776              --        319,032
  Touchstone Enhanced ETF (GrandMaster flex3 (TM))                                      17,661              --        246,467
  Touchstone Enhanced ETF (Grandmaster (TM))                                           255,420              --        413,215
  Touchstone Enhanced ETF (IQ Annuity (TM))                                            139,513              --        186,203
  Touchstone Enhanced ETF (Pinnacleplus (TM))                                           19,181              --         70,337
  Touchstone Growth & Income (AnnuiChoice (TM))                                             43              --            418
  Touchstone Growth & Income (GrandMaster (TM))(April 10)*                                   5              --             --
  Touchstone Growth & Income (GrandMaster flex3 (TM))                                        2              --           (120)
  Touchstone Growth & Income (IQ Annuity (TM))                                              77              --            357
  Touchstone Growth & Income (Pinnacleplus (TM))                                           153              --            615
  Touchstone High Yield (AnnuiChoice (TM))                                               1,178              --         (3,396)
  Touchstone High Yield (GrandMaster flex3 (TM))                                         2,132              --          3,923
  Touchstone High Yield (Grandmaster (TM))                                               2,192              --         (5,929)
  Touchstone High Yield (IQ Annuity (TM))                                                6,199              --          9,963
  Touchstone High Yield (Pinnacleplus (TM))                                             (2,432)             --          5,656
  Touchstone Large Cap Core Equity (AnnuiChoice (TM))                                      112              --             93
  Touchstone Large Cap Core Equity (AnnuiChoice II (TM))(February 26)*                      70              --             --
  Touchstone Large Cap Core Equity (GrandMaster flex3 (TM))                              9,177              --         11,599
  Touchstone Large Cap Core Equity (Grandmaster (TM))                                      658              --          1,713
  Touchstone Large Cap Core Equity (IQ Annuity (TM))                                     1,021              --          7,844
  Touchstone Large Cap Core Equity (Pinnacleplus (TM))                                   1,089              --          5,791
  Touchstone Mid Cap Growth (AnnuiChoice (TM))                                          (4,872)             --        (11,431)
  Touchstone Mid Cap Growth (AnnuiChoice II (TM))(April 09)*                               147              --             --
  Touchstone Mid Cap Growth (GrandMaster flex3 (TM))                                     2,905              --          1,787
  Touchstone Mid Cap Growth (Grandmaster (TM))                                           3,900              --         (1,149)
  Touchstone Mid Cap Growth (IQ Annuity (TM))                                            1,352              --         (2,672)
  Touchstone Mid Cap Growth (Pinnacleplus (TM))                                          7,126              --            (50)
  Touchstone Moderate ETF  (AnnuiChoice (TM))                                            2,579              --         28,485
  Touchstone Moderate ETF (GrandMaster flex3 (TM))                                      71,152              --        215,650
  Touchstone Moderate ETF (Grandmaster (TM))                                            10,707              --         41,300
  Touchstone Moderate ETF (IQ Annuity (TM))                                            101,976              --        200,371
  Touchstone Moderate ETF (Pinnacleplus (TM))                                           15,575              --         89,952
  Touchstone Money Market (AnnuiChoice (TM))                                                --              --             --
  Touchstone Money Market (Grandmaster (TM))                                                --              --             --
  Touchstone Money Market (IQ Annuity (TM))                                                 --              --              3
  Touchstone Third Avenue Value (AnnuiChoice (TM))                                     117,267              --        254,691
  Touchstone Third Avenue Value (GrandMaster flex3 (TM))                               139,434              --        238,862
  Touchstone Third Avenue Value (Grandmaster (TM))                                     130,289              --        220,195
  Touchstone Third Avenue Value (IQ Annuity (TM))                                      345,814              --      1,195,388
  Touchstone Third Avenue Value (Pinnacleplus (TM))                                    126,455              --        220,359
  Touchstone Third Avenue Value (AnnuiChoice II (TM))                                      204              --         (1,810)
  Touchstone Third Avenue Value (IQ Advisor Enhanced (TM))                                  --              --             --


                                                                              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                          NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                                            Change in net
                                                                                             unrealized       Net realized and
                                                                                            appreciation         unrealized
                                                                                           (depreciation)      gain (loss) on
Division                                                                  End of period   during the period     investments
--------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Eagle Capital Appreciation (IQ Annuity (TM))                   $       5,883   $         (36,073)  $          7,632
  Touchstone Eagle Capital Appreciation (Pinnacleplus (TM))                         3,638              (9,615)             3,850
  Touchstone Enhanced ETF (AnnuiChoice (TM))                                      463,237             144,205            151,981
  Touchstone Enhanced ETF (GrandMaster flex3 (TM))                                386,131             139,664            157,325
  Touchstone Enhanced ETF (Grandmaster (TM))                                      397,007             (16,208)           239,212
  Touchstone Enhanced ETF (IQ Annuity (TM))                                       133,338             (52,865)            86,648
  Touchstone Enhanced ETF (Pinnacleplus (TM))                                     123,929              53,592             72,773
  Touchstone Growth & Income (AnnuiChoice (TM))                                     3,047               2,629              2,672
  Touchstone Growth & Income (GrandMaster (TM))(April 10)*                             --                  --                  5
  Touchstone Growth & Income (GrandMaster flex3 (TM))                                 926               1,046              1,048
  Touchstone Growth & Income (IQ Annuity (TM))                                      3,478               3,121              3,198
  Touchstone Growth & Income (Pinnacleplus (TM))                                    7,458               6,843              6,996
  Touchstone High Yield (AnnuiChoice (TM))                                          3,538               6,934              8,112
  Touchstone High Yield (GrandMaster flex3 (TM))                                   13,008               9,085             11,217
  Touchstone High Yield (Grandmaster (TM))                                           (998)              4,931              7,123
  Touchstone High Yield (IQ Annuity (TM))                                          10,641                 678              6,877
  Touchstone High Yield (Pinnacleplus (TM))                                        30,136              24,480             22,048
  Touchstone Large Cap Core Equity (AnnuiChoice (TM))                                  (2)                (95)                17
  Touchstone Large Cap Core Equity (AnnuiChoice II (TM))(February 26)*             28,160              28,160             28,230
  Touchstone Large Cap Core Equity (GrandMaster flex3 (TM))                         7,292              (4,307)             4,870
  Touchstone Large Cap Core Equity (Grandmaster (TM))                               2,196                 483              1,141
  Touchstone Large Cap Core Equity (IQ Annuity (TM))                               17,977              10,133             11,154
  Touchstone Large Cap Core Equity (Pinnacleplus (TM))                             15,245               9,454             10,543
  Touchstone Mid Cap Growth (AnnuiChoice (TM))                                     25,742              37,173             32,301
  Touchstone Mid Cap Growth (AnnuiChoice II (TM))(April 09)*                        2,655               2,655              2,802
  Touchstone Mid Cap Growth (GrandMaster flex3 (TM))                               43,227              41,440             44,345
  Touchstone Mid Cap Growth (Grandmaster (TM))                                     19,385              20,534             24,434
  Touchstone Mid Cap Growth (IQ Annuity (TM))                                      47,093              49,765             51,117
  Touchstone Mid Cap Growth (Pinnacleplus (TM))                                   102,963             103,013            110,139
  Touchstone Moderate ETF  (AnnuiChoice (TM))                                      44,788              16,303             18,882
  Touchstone Moderate ETF (GrandMaster flex3 (TM))                                289,986              74,336            145,488
  Touchstone Moderate ETF (Grandmaster (TM))                                       54,495              13,195             23,902
  Touchstone Moderate ETF (IQ Annuity (TM))                                       237,212              36,841            138,817
  Touchstone Moderate ETF (Pinnacleplus (TM))                                     141,756              51,804             67,379
  Touchstone Money Market (AnnuiChoice (TM))                                           --                  --                 --
  Touchstone Money Market (Grandmaster (TM))                                           --                  --                 --
  Touchstone Money Market (IQ Annuity (TM))                                             3                  --                 --
  Touchstone Third Avenue Value (AnnuiChoice (TM))                                255,288                 597            117,864
  Touchstone Third Avenue Value (GrandMaster flex3 (TM))                          227,450             (11,412)           128,022
  Touchstone Third Avenue Value (Grandmaster (TM))                                242,077              21,882            152,171
  Touchstone Third Avenue Value (IQ Annuity (TM))                               1,054,982            (140,406)           205,408
  Touchstone Third Avenue Value (Pinnacleplus (TM))                               243,659              23,300            149,755
  Touchstone Third Avenue Value (AnnuiChoice II (TM))                              27,832              29,642             29,846
  Touchstone Third Avenue Value (IQ Advisor Enhanced (TM))                             --                  --                 --

                                                                            Net increase
                                                                          (decrease) in net
                                                                          assets resulting
Division                                                                   from operations
-------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Eagle Capital Appreciation (IQ Annuity (TM))                   $           3,366
  Touchstone Eagle Capital Appreciation (Pinnacleplus (TM))                             1,735
  Touchstone Enhanced ETF (AnnuiChoice (TM))                                          136,745
  Touchstone Enhanced ETF (GrandMaster flex3 (TM))                                    132,485
  Touchstone Enhanced ETF (Grandmaster (TM))                                          205,064
  Touchstone Enhanced ETF (IQ Annuity (TM))                                            71,233
  Touchstone Enhanced ETF (Pinnacleplus (TM))                                          59,097
  Touchstone Growth & Income (AnnuiChoice (TM))                                         2,366
  Touchstone Growth & Income (GrandMaster (TM))(April 10)*                                  5
  Touchstone Growth & Income (GrandMaster flex3 (TM))                                     870
  Touchstone Growth & Income (IQ Annuity (TM))                                          2,626
  Touchstone Growth & Income (Pinnacleplus (TM))                                        5,775
  Touchstone High Yield (AnnuiChoice (TM))                                              5,276
  Touchstone High Yield (GrandMaster flex3 (TM))                                        6,211
  Touchstone High Yield (Grandmaster (TM))                                              4,906
  Touchstone High Yield (IQ Annuity (TM))                                               2,413
  Touchstone High Yield (Pinnacleplus (TM))                                            10,625
  Touchstone Large Cap Core Equity (AnnuiChoice (TM))                                      14
  Touchstone Large Cap Core Equity (AnnuiChoice II (TM))(February 26)*                 26,608
  Touchstone Large Cap Core Equity (GrandMaster flex3 (TM))                             4,324
  Touchstone Large Cap Core Equity (Grandmaster (TM))                                   1,023
  Touchstone Large Cap Core Equity (IQ Annuity (TM))                                    9,947
  Touchstone Large Cap Core Equity (Pinnacleplus (TM))                                  9,212
  Touchstone Mid Cap Growth (AnnuiChoice (TM))                                         30,318
  Touchstone Mid Cap Growth (AnnuiChoice II (TM))(April 09)*                            2,566
  Touchstone Mid Cap Growth (GrandMaster flex3 (TM))                                   39,590
  Touchstone Mid Cap Growth (Grandmaster (TM))                                         22,361
  Touchstone Mid Cap Growth (IQ Annuity (TM))                                          46,359
  Touchstone Mid Cap Growth (Pinnacleplus (TM))                                        99,809
  Touchstone Moderate ETF  (AnnuiChoice (TM))                                          16,702
  Touchstone Moderate ETF (GrandMaster flex3 (TM))                                    120,243
  Touchstone Moderate ETF (Grandmaster (TM))                                           20,153
  Touchstone Moderate ETF (IQ Annuity (TM))                                           114,120
  Touchstone Moderate ETF (Pinnacleplus (TM))                                          54,196
  Touchstone Money Market (AnnuiChoice (TM))                                            9,989
  Touchstone Money Market (Grandmaster (TM))                                          142,111
  Touchstone Money Market (IQ Annuity (TM))                                                85
  Touchstone Third Avenue Value (AnnuiChoice (TM))                                    101,801
  Touchstone Third Avenue Value (GrandMaster flex3 (TM))                               92,166
  Touchstone Third Avenue Value (Grandmaster (TM))                                    111,905
  Touchstone Third Avenue Value (IQ Annuity (TM))                                     161,044
  Touchstone Third Avenue Value (Pinnacleplus (TM))                                   108,276
  Touchstone Third Avenue Value (AnnuiChoice II (TM))                                  25,512
  Touchstone Third Avenue Value (IQ Advisor Enhanced (TM))                                 --


SEE ACCOMPANYING NOTE.

                                        7

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                                            INVESTMENT
                                                                              INCOME           EXPENSES
                                                                           --------------------------------

                                                                                            Mortality and
                                                                                           expense risk and
                                                                            Reinvested      administrative     Net investment
Division                                                                     dividends         charges         income (loss)
---------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Value Plus (AnnuiChoice (TM))                                   $          --   $          1,154   $         (1,154)
  Touchstone Value Plus (GrandMaster flex3 (TM))                                        --              1,462             (1,462)
  Touchstone Value Plus (Grandmaster (TM))                                              --                452               (452)
  Touchstone Value Plus (IQ Annuity (TM))                                               --              2,600             (2,600)
  Touchstone Value Plus (Pinnacleplus (TM))                                             --              4,622             (4,622)
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice (TM))                                                     --              2,069             (2,069)
  JP Morgan Bond (AnnuiChoice II (TM))(March 13)*                                       --                 14                (14)
  JP Morgan Bond (GrandMaster flex3 (TM))                                               --              2,350             (2,350)
  JP Morgan Bond (Grandmaster (TM))                                                     --                 94                (94)
  JP Morgan Bond (IQ3 (TM))                                                             --              1,123             (1,123)
  JP Morgan Bond (Pinnacleplus (TM))                                                    --              2,713             (2,713)
  JP Morgan International Equity (AnnuiChoice (TM))                                     --              1,781             (1,781)
  JP Morgan International Equity (AnnuiChoice II (TM))(February 12)*                    --                 48                (48)
  JP Morgan International Equity (GrandMaster flex3 (TM))                               --              2,384             (2,384)
  JP Morgan International Equity (Grandmaster (TM))                                     --              5,504             (5,504)
  JP Morgan International Equity (IQ3 (TM))                                             --              1,278             (1,278)
  JP Morgan International Equity (Pinnacleplus (TM))                                    --              3,196             (3,196)
  JP Morgan Mid Cap Value (AnnuiChoice (TM))                                         9,759              3,138              6,621
  JP Morgan Mid Cap Value (GrandMaster flex3 (TM))                                   4,700              2,406              2,294
  JP Morgan Mid Cap Value (Grandmaster (TM))                                         3,549              1,456              2,093
  JP Morgan Mid Cap Value (IQ3 (TM))                                                 2,071              1,038              1,033
  JP Morgan Mid Cap Value (Pinnacleplus (TM))                                       25,395             13,749             11,646
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster (TM))                                     19,830            259,708           (239,878)
  Fidelity VIP Growth (Grandmaster (TM))                                            75,994            110,913            (34,919)
  Fidelity VIP High Income (Grandmaster (TM))                                        6,951             52,464            (45,513)
  Fidelity VIP II Asset Manager (Grandmaster (TM))                                 247,034             77,385            169,649
  Fidelity VIP II Contrafund (Grandmaster (TM))                                      7,581            243,616           (236,035)
  Fidelity VIP II Index 500 (Grandmaster (TM))                                     152,987             86,315             66,672
  Fidelity VIP II Investment Grade Bond (AnnuiChoice (TM))(April 27)*                  471              2,553             (2,082)
  Fidelity VIP II Investment Grade Bond (AnnuiChoice II (TM))                           --                 --                 --
  Fidelity VIP II Investment Grade Bond (Grandmaster (TM))                         138,786             31,810            106,976
  Fidelity VIP II Investment Grade Bond (GrandmasterFlex3 (TM))(April 27)*             292              2,613             (2,321)
  Fidelity VIP II Investment Grade Bond (IQ (TM))(April 27)*                           165              1,520             (1,355)
  Fidelity VIP II Investment Grade Bond (IQ Advisor Standard (TM))                      --                 --                 --
  Fidelity VIP II Investment Grade Bond (IQ Advisor Enhanced (TM))                      --                 --                 --

                                                                            Realized gain
                                                                          (loss) on sales of   Realized gain   Beginning of
Division                                                                     investments       distributions      period
------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Value Plus (AnnuiChoice (TM))                                    $          8,387   $          --   $     57,843
  Touchstone Value Plus (GrandMaster flex3 (TM))                                           283              --         19,390
  Touchstone Value Plus (Grandmaster (TM))                                                 293              --          8,027
  Touchstone Value Plus (IQ Annuity (TM))                                                8,543              --         70,858
  Touchstone Value Plus (Pinnacleplus (TM))                                             22,201              --         61,718
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice (TM))                                                      7,950              --         (3,673)
  JP Morgan Bond (AnnuiChoice II (TM))(March 13)*                                            8              --             --
  JP Morgan Bond (GrandMaster flex3 (TM))                                                8,583              --           (184)
  JP Morgan Bond (Grandmaster (TM))                                                        432              --             83
  JP Morgan Bond (IQ3 (TM))                                                              3,386              --           (636)
  JP Morgan Bond (Pinnacleplus (TM))                                                     9,981              --            939
  JP Morgan International Equity (AnnuiChoice (TM))                                    165,235              --        129,576
  JP Morgan International Equity (AnnuiChoice II (TM))(February 12)*                     1,536              --             --
  JP Morgan International Equity (GrandMaster flex3 (TM))                              102,124              --         69,400
  JP Morgan International Equity (Grandmaster (TM))                                    393,792              --        310,409
  JP Morgan International Equity (IQ3 (TM))                                             67,460              --         49,906
  JP Morgan International Equity (Pinnacleplus (TM))                                    92,873              --         50,569
  JP Morgan Mid Cap Value (AnnuiChoice (TM))                                            24,364          12,186         84,530
  JP Morgan Mid Cap Value (GrandMaster flex3 (TM))                                      15,182           5,868         46,223
  JP Morgan Mid Cap Value (Grandmaster (TM))                                             7,160           4,432         18,446
  JP Morgan Mid Cap Value (IQ3 (TM))                                                     7,398           2,585         17,746
  JP Morgan Mid Cap Value (Pinnacleplus (TM))                                           16,812          31,708        186,746
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster (TM))                                        496,561          29,745      4,111,635
  Fidelity VIP Growth (Grandmaster (TM))                                                61,450              --      1,414,682
  Fidelity VIP High Income (Grandmaster (TM))                                          (29,491)             --       (150,285)
  Fidelity VIP II Asset Manager (Grandmaster (TM))                                     101,761         225,946        846,975
  Fidelity VIP II Contrafund (Grandmaster (TM))                                      1,413,119         303,222      7,297,856
  Fidelity VIP II Index 500 (Grandmaster (TM))                                         722,749              --      3,047,219
  Fidelity VIP II Investment Grade Bond (AnnuiChoice (TM))(April 27)*                     (576)             --             --
  Fidelity VIP II Investment Grade Bond (AnnuiChoice II (TM))                               --              --             --
  Fidelity VIP II Investment Grade Bond (Grandmaster (TM))                             (31,801)             --        (20,087)
  Fidelity VIP II Investment Grade Bond (GrandmasterFlex3 (TM))(April 27)*                (896)             --             --
  Fidelity VIP II Investment Grade Bond (IQ (TM))(April 27)*                              (301)             --             --
  Fidelity VIP II Investment Grade Bond (IQ Advisor Standard (TM))                          --              --             --
  Fidelity VIP II Investment Grade Bond (IQ Advisor Enhanced (TM))                          --              --             --


                                                                              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                          NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                                            Change in net
                                                                                             unrealized       Net realized and
                                                                                            appreciation         unrealized
                                                                                           (depreciation)      gain (loss) on
Division                                                                  End of period   during the period     investments
--------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Value Plus (AnnuiChoice (TM))                                  $      49,452   $          (8,391)  $             (4)
  Touchstone Value Plus (GrandMaster flex3 (TM))                                   19,976                 586                869
  Touchstone Value Plus (Grandmaster (TM))                                          7,764                (263)                30
  Touchstone Value Plus (IQ Annuity (TM))                                          63,697              (7,161)             1,382
  Touchstone Value Plus (Pinnacleplus (TM))                                        43,427             (18,291)             3,910
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice (TM))                                                    --               3,673             11,623
  JP Morgan Bond (AnnuiChoice II (TM))(March 13)*                                      --                  --                  8
  JP Morgan Bond (GrandMaster flex3 (TM))                                              --                 184              8,767
  JP Morgan Bond (Grandmaster (TM))                                                    --                 (83)               349
  JP Morgan Bond (IQ3 (TM))                                                            (1)                635              4,021
  JP Morgan Bond (Pinnacleplus (TM))                                                   --                (939)             9,042
  JP Morgan International Equity (AnnuiChoice (TM))                                     1            (129,575)            35,660
  JP Morgan International Equity (AnnuiChoice II (TM))(February 12)*                   --                  --              1,536
  JP Morgan International Equity (GrandMaster flex3 (TM))                              --             (69,400)            32,724
  JP Morgan International Equity (Grandmaster (TM))                                    --            (310,409)            83,383
  JP Morgan International Equity (IQ3 (TM))                                            --             (49,906)            17,554
  JP Morgan International Equity (Pinnacleplus (TM))                                    1             (50,568)            42,305
  JP Morgan Mid Cap Value (AnnuiChoice (TM))                                       63,624             (20,906)            15,644
  JP Morgan Mid Cap Value (GrandMaster flex3 (TM))                                 32,727             (13,496)             7,554
  JP Morgan Mid Cap Value (Grandmaster (TM))                                       12,028              (6,418)             5,174
  JP Morgan Mid Cap Value (IQ3 (TM))                                               11,625              (6,121)             3,862
  JP Morgan Mid Cap Value (Pinnacleplus (TM))                                     179,075              (7,671)            40,849
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster (TM))                                 5,550,374           1,438,739          1,965,045
  Fidelity VIP Growth (Grandmaster (TM))                                        3,703,950           2,289,268          2,350,718
  Fidelity VIP High Income (Grandmaster (TM))                                      48,771             199,056            169,565
  Fidelity VIP II Asset Manager (Grandmaster (TM))                              1,181,873             334,898            662,605
  Fidelity VIP II Contrafund (Grandmaster (TM))                                 9,274,478           1,976,622          3,692,963
  Fidelity VIP II Index 500 (Grandmaster (TM))                                  2,916,009            (131,210)           591,539
  Fidelity VIP II Investment Grade Bond (AnnuiChoice (TM))(April 27)*               3,765               3,765              3,189
  Fidelity VIP II Investment Grade Bond (AnnuiChoice II (TM))                          --                  --                 --
  Fidelity VIP II Investment Grade Bond (Grandmaster (TM))                        (51,463)            (31,376)           (63,177)
  Fidelity VIP II Investment Grade Bond (GrandmasterFlex3 (TM))(April 27)*          2,332               2,332              1,436
  Fidelity VIP II Investment Grade Bond (IQ (TM))(April 27)*                        1,316               1,316              1,015
  Fidelity VIP II Investment Grade Bond (IQ Advisor Standard (TM))                     --                  --                 --
  Fidelity VIP II Investment Grade Bond (IQ Advisor Enhanced (TM))                     --                  --                 --

                                                                            Net increase
                                                                          (decrease) in net
                                                                          assets resulting
Division                                                                   from operations
-------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Value Plus (AnnuiChoice (TM))                                  $        (1,158)
  Touchstone Value Plus (GrandMaster flex3 (TM))                                       (593)
  Touchstone Value Plus (Grandmaster (TM))                                             (422)
  Touchstone Value Plus (IQ Annuity (TM))                                            (1,218)
  Touchstone Value Plus (Pinnacleplus (TM))                                            (712)
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice (TM))                                                   9,554
  JP Morgan Bond (AnnuiChoice II (TM))(March 13)*                                        (6)
  JP Morgan Bond (GrandMaster flex3 (TM))                                             6,417
  JP Morgan Bond (Grandmaster (TM))                                                     255
  JP Morgan Bond (IQ3 (TM))                                                           2,898
  JP Morgan Bond (Pinnacleplus (TM))                                                  6,329
  JP Morgan International Equity (AnnuiChoice (TM))                                  33,879
  JP Morgan International Equity (AnnuiChoice II (TM))(February 12)*                  1,488
  JP Morgan International Equity (GrandMaster flex3 (TM))                            30,340
  JP Morgan International Equity (Grandmaster (TM))                                  77,879
  JP Morgan International Equity (IQ3 (TM))                                          16,276
  JP Morgan International Equity (Pinnacleplus (TM))                                 39,109
  JP Morgan Mid Cap Value (AnnuiChoice (TM))                                         22,265
  JP Morgan Mid Cap Value (GrandMaster flex3 (TM))                                    9,848
  JP Morgan Mid Cap Value (Grandmaster (TM))                                          7,267
  JP Morgan Mid Cap Value (IQ3 (TM))                                                  4,895
  JP Morgan Mid Cap Value (Pinnacleplus (TM))                                        52,495
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster (TM))                                   1,725,167
  Fidelity VIP Growth (Grandmaster (TM))                                          2,315,799
  Fidelity VIP High Income (Grandmaster (TM))                                       124,052
  Fidelity VIP II Asset Manager (Grandmaster (TM))                                  832,254
  Fidelity VIP II Contrafund (Grandmaster (TM))                                   3,456,928
  Fidelity VIP II Index 500 (Grandmaster (TM))                                      658,211
  Fidelity VIP II Investment Grade Bond (AnnuiChoice (TM))(April 27)*                 1,107
  Fidelity VIP II Investment Grade Bond (AnnuiChoice II (TM))                            --
  Fidelity VIP II Investment Grade Bond (Grandmaster (TM))                           43,799
  Fidelity VIP II Investment Grade Bond (GrandmasterFlex3 (TM))(April 27)*             (885)
  Fidelity VIP II Investment Grade Bond (IQ (TM))(April 27)*                           (340)
  Fidelity VIP II Investment Grade Bond (IQ Advisor Standard (TM))                       --
  Fidelity VIP II Investment Grade Bond (IQ Advisor Enhanced (TM))                       --


SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                                        8


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                                            INVESTMENT
                                                                              INCOME           EXPENSES
                                                                           --------------------------------

                                                                                            Mortality and
                                                                                           expense risk and
                                                                            Reinvested      administrative     Net investment
Division                                                                     dividends         charges         income (loss)
---------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS (CONTINUED):
  Fidelity VIP II Investment Grade Bond (PinnaclePlus (TM))(April 27)*       $         309   $          3,053   $         (2,744)
  Fidelity VIP III Balanced (Grandmaster (TM))                                     123,760             27,904             95,856
  Fidelity VIP III Growth & Income (Grandmaster (TM))                              130,521             34,278             96,243
  Fidelity VIP III Growth Opportunities (Grandmaster (TM))                              --             12,195            (12,195)
  Fidelity VIP Overseas (AnnuiChoice (TM))(April 27)*                                   --              1,939             (1,939)
  Fidelity VIP Overseas (AnnuiChoice II (TM))(April 27)*                                --                257               (257)
  Fidelity VIP Overseas (Grandmaster (TM))                                          81,104             57,951             23,153
  Fidelity VIP Overseas (GrandmasterFlex3 (TM))(April 27)*                              --              2,719             (2,719)
  Fidelity VIP Overseas (IQ (TM))(April 27)*                                            --              1,715             (1,715)
  Fidelity VIP Overseas (IQ Advisor Standard (TM))                                      --                 --                 --
  Fidelity VIP Overseas (IQ Advisor Enhanced (TM))                                      --                 --                 --
  Fidelity VIP Overseas (Pinnacleplus (TM))(April 27)*                                  --              5,497             (5,497)
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice (TM))                                          --                751               (751)
  Touchstone Aggressive ETF (AnnuiChoice II (TM))                                       --              3,811             (3,811)
  Touchstone Aggressive ETF (IQ Advisor Standard  (TM))                                 --                 --                 --
  Touchstone Aggressive ETF (IQ Advisor Enhanced  (TM))                                 --                 --                 --
  Touchstone Aggressive ETF (GrandmasterFlex3 (TM))(April 30)*                          --                269               (269)
  Touchstone Aggressive ETF (PinnaclePlus (TM))(April 30)*                              --                489               (489)
  Touchstone GMAB Aggressive ETF (AnnuiChoice II (TM))(February 12)*                    --              2,686             (2,686)
  Touchstone Conservative ETF (AnnuiChoice II  (TM))(January 12)*                       --                263               (263)
  Touchstone Conservative ETF (IQ Advisor Standard  (TM))                               --                 --                 --
  Touchstone Conservative ETF (IQ Advisor Enhanced  (TM))                               --                 --                 --
  Touchstone Conservative ETF (GrandmasterFlex3 (TM))(June 11)*                         --                860               (860)
  Touchstone Conservative ETF (PinnaclePlus (TM)) (May 21)*                             --                260               (260)
  Touchstone Enhanced ETF (AnnuiChoice (TM))                                            --              1,403             (1,403)
  Touchstone Enhanced ETF (AnnuiChoice II (TM))                                         --                605               (605)
  Touchstone Enhanced ETF (IQ Advisor Standard  (TM))                                   --                 --                 --
  Touchstone Enhanced ETF (IQ Advisor Enhanced  (TM))                                   --                 --                 --
  Touchstone Enhanced ETF (GrandmasterFlex3 (TM))(April 30)*                            --                509               (509)
  Touchstone Enhanced ETF (PinnaclePlus (TM))(April30)*                                 --              1,254             (1,254)
  Touchstone GMAB Conservative ETF (AnnuiChoice II  (TM))                               --                 --                 --
  Touchstone Moderate ETF  (AnnuiChoice (TM))                                           --              2,082             (2,082)
  Touchstone Moderate ETF  (AnnuiChoice II (TM))                                        --              1,085             (1,085)
  Touchstone Moderate ETF (IQ Advisor Standard  (TM))                                   --                 --                 --
  Touchstone Moderate ETF (IQ Advisor Enhanced  (TM))                                   --                 --                 --
  Touchstone Moderate ETF (GrandmasterFlex3 (TM))(May 03)*                              --              1,101             (1,101)

                                                                            Realized gain
                                                                          (loss) on sales of   Realized gain   Beginning of
Division                                                                     investments       distributions      period
------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS (CONTINUED):
  Fidelity VIP II Investment Grade Bond (PinnaclePlus (TM))(April 27)*        $         (1,294)  $          --   $         --
  Fidelity VIP III Balanced (Grandmaster (TM))                                         114,170          36,917        278,630
  Fidelity VIP III Growth & Income (Grandmaster (TM))                                  152,412          46,767        589,377
  Fidelity VIP III Growth Opportunities (Grandmaster (TM))                              68,176              --        389,120
  Fidelity VIP Overseas (AnnuiChoice (TM))(April 27)*                                    3,001              --             --
  Fidelity VIP Overseas (AnnuiChoice II (TM))(April 27)*                                    20              --             --
  Fidelity VIP Overseas (Grandmaster (TM))                                           1,164,169         354,298      1,898,879
  Fidelity VIP Overseas (GrandmasterFlex3 (TM))(April 27)*                               2,199              --             --
  Fidelity VIP Overseas (IQ (TM))(April 27)*                                                36              --             --
  Fidelity VIP Overseas (IQ Advisor Standard (TM))                                          --              --             --
  Fidelity VIP Overseas (IQ Advisor Enhanced (TM))                                          --              --             --
  Fidelity VIP Overseas (Pinnacleplus (TM))(April 27)*                                     341              --             --
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice (TM))                                           7,013              --          1,038
  Touchstone Aggressive ETF (AnnuiChoice II (TM))                                          278              --          7,471
  Touchstone Aggressive ETF (IQ Advisor Standard  (TM))                                     --              --             --
  Touchstone Aggressive ETF (IQ Advisor Enhanced  (TM))                                     --              --             --
  Touchstone Aggressive ETF (GrandmasterFlex3 (TM))(April 30)*                               1              --             --
  Touchstone Aggressive ETF (PinnaclePlus (TM))(April 30)*                                   4              --             --
  Touchstone GMAB Aggressive ETF (AnnuiChoice II (TM)) (February 12)*                      103              --             --
  Touchstone Conservative ETF (AnnuiChoice II  (TM))(January 12)*                            6              --             --
  Touchstone Conservative ETF (IQ Advisor Standard  (TM))                                   --              --             --
  Touchstone Conservative ETF (IQ Advisor Enhanced  (TM))                                   --              --             --
  Touchstone Conservative ETF (GrandmasterFlex3 (TM))(June 11)*                              6              --             --
  Touchstone Conservative ETF (PinnaclePlus (TM)) (May 21)*                                 (2)             --             --
  Touchstone Enhanced ETF (AnnuiChoice (TM))                                               165              --          2,008
  Touchstone Enhanced ETF (AnnuiChoice II (TM))                                             68              --            344
  Touchstone Enhanced ETF (IQ Advisor Standard  (TM))                                       --              --             --
  Touchstone Enhanced ETF (IQ Advisor Enhanced  (TM))                                       --              --             --
  Touchstone Enhanced ETF (GrandmasterFlex3 (TM))(April 30)*                                (4)             --             --
  Touchstone Enhanced ETF (PinnaclePlus (TM))(April30)*                                      1              --             --
  Touchstone GMAB Conservative ETF (AnnuiChoice II  (TM))                                   --              --             --
  Touchstone Moderate ETF  (AnnuiChoice (TM))                                              287              --          6,478
  Touchstone Moderate ETF  (AnnuiChoice II (TM))                                            64              --            746
  Touchstone Moderate ETF (IQ Advisor Standard  (TM))                                       --              --             --
  Touchstone Moderate ETF (IQ Advisor Enhanced  (TM))                                       --              --             --
  Touchstone Moderate ETF (GrandmasterFlex3 (TM))(May 03)*                                  (7)             --             --


                                                                              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                          NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                                            Change in net
                                                                                             unrealized       Net realized and
                                                                                            appreciation         unrealized
                                                                                           (depreciation)      gain (loss) on
Division                                                                  End of period   during the period     investments
--------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS (CONTINUED):
  Fidelity VIP II Investment Grade Bond (PinnaclePlus (TM))(April 27)*      $       2,469   $           2,469   $          1,175
  Fidelity VIP III Balanced (Grandmaster (TM))                                    280,477               1,847            152,934
  Fidelity VIP III Growth & Income (Grandmaster (TM))                             692,863             103,486            302,665
  Fidelity VIP III Growth Opportunities (Grandmaster (TM))                        541,700             152,580            220,756
  Fidelity VIP Overseas (AnnuiChoice (TM))(April 27)*                              22,651              22,651             25,652
  Fidelity VIP Overseas (AnnuiChoice II (TM))(April 27)*                            3,245               3,245              3,265
  Fidelity VIP Overseas (Grandmaster (TM))                                      1,107,132            (791,747)           726,720
  Fidelity VIP Overseas (GrandmasterFlex3 (TM))(April 27)*                         22,001              22,001             24,200
  Fidelity VIP Overseas (IQ (TM))(April 27)*                                       17,155              17,155             17,191
  Fidelity VIP Overseas (IQ Advisor Standard (TM))                                     --                  --                 --
  Fidelity VIP Overseas (IQ Advisor Enhanced (TM))                                     --                  --                 --
  Fidelity VIP Overseas (Pinnacleplus (TM))(April 27)*                             46,732              46,732             47,073
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice (TM))                                      1,379                 341              7,354
  Touchstone Aggressive ETF (AnnuiChoice II (TM))                                  39,063              31,592             31,870
  Touchstone Aggressive ETF (IQ Advisor Standard  (TM))                                --                  --                 --
  Touchstone Aggressive ETF (IQ Advisor Enhanced  (TM))                                --                  --                 --
  Touchstone Aggressive ETF (GrandmasterFlex3 (TM))(April 30)*                         40                  40                 41
  Touchstone Aggressive ETF (PinnaclePlus (TM))(April 30)*                          2,126               2,126              2,130
  Touchstone GMAB Aggressive ETF (AnnuiChoice II (TM)) (February 12)*              13,312              13,312             13,415
  Touchstone Conservative ETF (AnnuiChoice II  (TM))(January 12)*                   1,759               1,759              1,765
  Touchstone Conservative ETF (IQ Advisor Standard  (TM))                              --                  --                 --
  Touchstone Conservative ETF (IQ Advisor Enhanced  (TM))                              --                  --                 --
  Touchstone Conservative ETF (GrandmasterFlex3 (TM))(June 11)*                     4,504               4,504              4,510
  Touchstone Conservative ETF (PinnaclePlus (TM)) (May 21)*                         4,338               4,338              4,336
  Touchstone Enhanced ETF (AnnuiChoice (TM))                                       14,986              12,978             13,143
  Touchstone Enhanced ETF (AnnuiChoice II (TM))                                     4,768               4,424              4,492
  Touchstone Enhanced ETF (IQ Advisor Standard  (TM))                                  --                  --                 --
  Touchstone Enhanced ETF (IQ Advisor Enhanced  (TM))                                  --                  --                 --
  Touchstone Enhanced ETF (GrandmasterFlex3 (TM))(April 30)*                          439                 439                435
  Touchstone Enhanced ETF (PinnaclePlus (TM))(April30)*                             3,171               3,171              3,172
  Touchstone GMAB Conservative ETF (AnnuiChoice II  (TM))                              --                  --                 --
  Touchstone Moderate ETF  (AnnuiChoice (TM))                                      23,679              17,201             17,488
  Touchstone Moderate ETF  (AnnuiChoice II (TM))                                    9,414               8,668              8,732
  Touchstone Moderate ETF (IQ Advisor Standard  (TM))                                  --                  --                 --
  Touchstone Moderate ETF (IQ Advisor Enhanced  (TM))                                  --                  --                 --
  Touchstone Moderate ETF (GrandmasterFlex3 (TM))(May 03)*                          6,638               6,638              6,631

                                                                            Net increase
                                                                          (decrease) in net
                                                                          assets resulting
Division                                                                   from operations
-------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS (CONTINUED):
  Fidelity VIP II Investment Grade Bond (PinnaclePlus (TM))(April 27)*        $      (1,569)
  Fidelity VIP III Balanced (Grandmaster (TM))                                      248,790
  Fidelity VIP III Growth & Income (Grandmaster (TM))                               398,908
  Fidelity VIP III Growth Opportunities (Grandmaster (TM))                          208,561
  Fidelity VIP Overseas (AnnuiChoice (TM))(April 27)*                                23,713
  Fidelity VIP Overseas (AnnuiChoice II (TM))(April 27)*                              3,008
  Fidelity VIP Overseas (Grandmaster (TM))                                          749,873
  Fidelity VIP Overseas (GrandmasterFlex3 (TM))(April 27)*                           21,481
  Fidelity VIP Overseas (IQ (TM))(April 27)*                                         15,476
  Fidelity VIP Overseas (IQ Advisor Standard (TM))                                       --
  Fidelity VIP Overseas (IQ Advisor Enhanced (TM))                                       --
  Fidelity VIP Overseas (Pinnacleplus (TM))(April 27)*                               41,576
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (AnnuiChoice (TM))                                        6,603
  Touchstone Aggressive ETF (AnnuiChoice II (TM))                                    28,059
  Touchstone Aggressive ETF (IQ Advisor Standard  (TM))                                  --
  Touchstone Aggressive ETF (IQ Advisor Enhanced  (TM))                                  --
  Touchstone Aggressive ETF (GrandmasterFlex3 (TM))(April 30)*                         (228)
  Touchstone Aggressive ETF (PinnaclePlus (TM))(April 30)*                            1,641
  Touchstone GMAB Aggressive ETF (AnnuiChoice II (TM)) (February 12)*                10,729
  Touchstone Conservative ETF (AnnuiChoice II  (TM))(January 12)*                     1,502
  Touchstone Conservative ETF (IQ Advisor Standard  (TM))                                --
  Touchstone Conservative ETF (IQ Advisor Enhanced  (TM))                                --
  Touchstone Conservative ETF (GrandmasterFlex3 (TM))(June 11)*                       3,650
  Touchstone Conservative ETF (PinnaclePlus (TM)) (May 21)*                           4,076
  Touchstone Enhanced ETF (AnnuiChoice (TM))                                         11,740
  Touchstone Enhanced ETF (AnnuiChoice II (TM))                                       3,887
  Touchstone Enhanced ETF (IQ Advisor Standard  (TM))                                    --
  Touchstone Enhanced ETF (IQ Advisor Enhanced  (TM))                                    --
  Touchstone Enhanced ETF (GrandmasterFlex3 (TM))(April 30)*                            (74)
  Touchstone Enhanced ETF (PinnaclePlus (TM))(April30)*                               1,918
  Touchstone GMAB Conservative ETF (AnnuiChoice II  (TM))                                --
  Touchstone Moderate ETF  (AnnuiChoice (TM))                                        15,406
  Touchstone Moderate ETF  (AnnuiChoice II (TM))                                      7,647
  Touchstone Moderate ETF (IQ Advisor Standard  (TM))                                    --
  Touchstone Moderate ETF (IQ Advisor Enhanced  (TM))                                    --
  Touchstone Moderate ETF (GrandmasterFlex3 (TM))(May 03)*                            5,530



SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.


                                        9


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                                            INVESTMENT
                                                                              INCOME           EXPENSES
                                                                           --------------------------------

                                                                                            Mortality and
                                                                                           expense risk and
                                                                            Reinvested      administrative     Net investment
Division                                                                     dividends         charges         income (loss)
---------------------------------------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS(CONTINUED):
  Touchstone Moderate ETF (PinnaclePlus (TM))(April 30)*                     $          --   $            621   $           (621)
  Touchstone Money Market (AnnuiChoice (TM))                                        62,570             12,952             49,618
  Touchstone Money Market (AnnuiChoice II (TM))(April 09)*                             521                122                399
  Touchstone Money Market (GrandMaster flex3 (TM))                                  85,526             27,431             58,095
  Touchstone Money Market (IQ Annuity (TM))                                        176,338             52,855            123,483
  Touchstone Money Market (Pinnacleplus (TM))                                       82,926             28,592             54,334
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster (TM))                                       27,883             50,268            (22,385)
  MFS Capital Opportunities (AnnuiChoice (TM))                                          91                328               (237)
  MFS Capital Opportunities (GrandMaster flex3 (TM))                                    45                245               (200)
  MFS Capital Opportunities (Grandmaster (TM))                                          30                148               (118)
  MFS Capital Opportunities (IQ Annuity (TM))                                          262              1,334             (1,072)
  MFS Capital Opportunities (Pinnacleplus (TM))                                         90                532               (442)
  MFS Emerging Growth (AnnuiChoice (TM))                                                --                147               (147)
  MFS Emerging Growth (GrandMaster flex3 (TM))                                          --                388               (388)
  MFS Emerging Growth (Grandmaster (TM))                                                --                143               (143)
  MFS Emerging Growth (IQ Annuity (TM))                                                 --              1,834             (1,834)
  MFS Emerging Growth (Pinnacleplus (TM))                                               --                426               (426)
  MFS Investors Growth Stock (AnnuiChoice (TM))                                        116                453               (337)
  MFS Investors Growth Stock (GrandMaster flex3 (TM))                                  101                637               (536)
  MFS Investors Growth Stock (Grandmaster (TM))                                         23                116                (93)
  MFS Investors Growth Stock (IQ Annuity (TM))                                          34                179               (145)
  MFS Investors Growth Stock (Pinnacleplus (TM))                                       103                637               (534)
  MFS Mid Cap Growth (AnnuiChoice (TM))                                              1,806                425              1,381
  MFS Mid Cap Growth (GrandMaster flex3 (TM))                                        1,065                452                613
  MFS Mid Cap Growth (Grandmaster (TM))                                                735                246                489
  MFS Mid Cap Growth (IQ Annuity (TM))                                               2,091                728              1,363
  MFS Mid Cap Growth (Pinnacleplus (TM))                                             4,711              1,192              3,519
  MFS Mid Cap Growth (AnnuiChoice II (TM))                                             213                 15                198
  MFS New Discovery (AnnuiChoice (TM))                                               1,693                243              1,450
  MFS New Discovery (GrandMaster flex3 (TM))                                         1,092                269                823
  MFS New Discovery (Grandmaster (TM))                                               1,373                286              1,087
  MFS New Discovery (IQ Annuity (TM))                                                1,709                362              1,347
  MFS New Discovery (Pinnacleplus (TM))                                              3,943                340              3,603
  MFS Total Return (AnnuiChoice (TM))                                               10,796              1,365              9,431
  MFS Total Return (GrandMaster flex3 (TM))                                          6,654              1,376              5,278
  MFS Total Return (Grandmaster (TM))                                               31,822              5,405             26,417
  MFS Total Return (IQ Annuity (TM))                                                19,729              3,600             16,129
  MFS Total Return (Pinnacleplus (TM))                                              36,211              7,411             28,800
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice (TM))                                      7,655              1,955              5,700
  Fidelity VIP Asset Manager (GrandMaster flex3 (TM))                                6,807              1,910              4,897
  Fidelity VIP Asset Manager (IQ3)                                                  12,739              4,809              7,930
  Fidelity VIP Asset Manager (Pinnacleplus (TM))                                     3,249              1,553              1,696
  Fidelity VIP Balanced (AnnuiChoice (TM))                                          14,754              2,545             12,209

                                                                            Realized gain
                                                                          (loss) on sales of   Realized gain   Beginning of
Division                                                                     investments       distributions      period
------------------------------------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS(CONTINUED):
  Touchstone Moderate ETF (PinnaclePlus (TM))(April 30)*                      $              2   $          --   $         --
  Touchstone Money Market (AnnuiChoice (TM))                                                --              --             --
  Touchstone Money Market (AnnuiChoice II (TM))(April 09)*                                  --              --             --
  Touchstone Money Market (GrandMaster flex3 (TM))                                          --              --             --
  Touchstone Money Market (IQ Annuity (TM))                                                 --              --             --
  Touchstone Money Market (Pinnacleplus (TM))                                               --              --              1
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster (TM))                                          955,848         503,438        760,835
  MFS Capital Opportunities (AnnuiChoice (TM))                                          40,037              --         30,407
  MFS Capital Opportunities (GrandMaster flex3 (TM))                                    14,757              --         10,129
  MFS Capital Opportunities (Grandmaster (TM))                                          11,143              --          7,893
  MFS Capital Opportunities (IQ Annuity (TM))                                           88,094              --         60,965
  MFS Capital Opportunities (Pinnacleplus (TM))                                         27,842              --         18,614
  MFS Emerging Growth (AnnuiChoice (TM))                                                 5,307              --          1,634
  MFS Emerging Growth (GrandMaster flex3 (TM))                                           9,575              --          3,240
  MFS Emerging Growth (Grandmaster (TM))                                                 5,772              --          3,106
  MFS Emerging Growth (IQ Annuity (TM))                                                 52,973              --         24,062
  MFS Emerging Growth (Pinnacleplus (TM))                                               10,049              --          4,097
  MFS Investors Growth Stock (AnnuiChoice (TM))                                         24,581              --         16,958
  MFS Investors Growth Stock (GrandMaster flex3 (TM))                                   16,628              --          9,757
  MFS Investors Growth Stock (Grandmaster (TM))                                          2,945              --          1,476
  MFS Investors Growth Stock (IQ Annuity (TM))                                           5,341              --          2,981
  MFS Investors Growth Stock (Pinnacleplus (TM))                                        23,138              --         16,682
  MFS Mid Cap Growth (AnnuiChoice (TM))                                                 17,324           3,075         10,374
  MFS Mid Cap Growth (GrandMaster flex3 (TM))                                           12,955           1,813          7,181
  MFS Mid Cap Growth (Grandmaster (TM))                                                  5,851           1,252          2,858
  MFS Mid Cap Growth (IQ Annuity (TM))                                                  20,076           3,561         11,132
  MFS Mid Cap Growth (Pinnacleplus (TM))                                                20,146           8,024         10,902
  MFS Mid Cap Growth (AnnuiChoice II (TM))                                                 108             362            111
  MFS New Discovery (AnnuiChoice (TM))                                                  16,195           3,613         15,339
  MFS New Discovery (GrandMaster flex3 (TM))                                             8,489           2,333          7,039
  MFS New Discovery (Grandmaster (TM))                                                  12,720           2,932         11,850
  MFS New Discovery (IQ Annuity (TM))                                                   13,884           3,650         12,939
  MFS New Discovery (Pinnacleplus (TM))                                                 (4,414)          8,415            555
  MFS Total Return (AnnuiChoice (TM))                                                   42,514           9,281         41,889
  MFS Total Return (GrandMaster flex3 (TM))                                             20,503           5,721         20,010
  MFS Total Return (Grandmaster (TM))                                                  114,380          27,360        113,424
  MFS Total Return (IQ Annuity (TM))                                                    69,872          16,963         69,031
  MFS Total Return (Pinnacleplus (TM))                                                  82,165          31,132         81,454
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice (TM))                                          2,035           7,621         19,286
  Fidelity VIP Asset Manager (GrandMaster flex3 (TM))                                      700           6,778         14,455
  Fidelity VIP Asset Manager (IQ3)                                                       6,388          12,683         42,286
  Fidelity VIP Asset Manager (Pinnacleplus (TM))                                           331           3,234          7,472
  Fidelity VIP Balanced (AnnuiChoice (TM))                                              10,509           4,577         43,341

                                                                              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                          NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                                            Change in net
                                                                                             unrealized       Net realized and
                                                                                            appreciation         unrealized
                                                                                           (depreciation)      gain (loss) on
Division                                                                  End of period   during the period     investments
--------------------------------------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS(CONTINUED):
  Touchstone Moderate ETF (PinnaclePlus (TM))(April 30)*                          $ 8,055   $           8,055   $          8,057
  Touchstone Money Market (AnnuiChoice (TM))                                           --                  --                 --
  Touchstone Money Market (AnnuiChoice II (TM))(April 09)*                             --                  --                 --
  Touchstone Money Market (GrandMaster flex3 (TM))                                     --                  --                 --
  Touchstone Money Market (IQ Annuity (TM))                                            --                  --                 --
  Touchstone Money Market (Pinnacleplus (TM))                                           1                  --                 --
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster (TM))                                     113,131            (647,704)           811,582
  MFS Capital Opportunities (AnnuiChoice (TM))                                          1             (30,406)             9,631
  MFS Capital Opportunities (GrandMaster flex3 (TM))                                   --             (10,129)             4,628
  MFS Capital Opportunities (Grandmaster (TM))                                         --              (7,893)             3,250
  MFS Capital Opportunities (IQ Annuity (TM))                                          (1)            (60,966)            27,128
  MFS Capital Opportunities (Pinnacleplus (TM))                                        --             (18,614)             9,228
  MFS Emerging Growth (AnnuiChoice (TM))                                                1              (1,633)             3,674
  MFS Emerging Growth (GrandMaster flex3 (TM))                                         --              (3,240)             6,335
  MFS Emerging Growth (Grandmaster (TM))                                                1              (3,105)             2,667
  MFS Emerging Growth (IQ Annuity (TM))                                                (1)            (24,063)            28,910
  MFS Emerging Growth (Pinnacleplus (TM))                                              (1)             (4,098)             5,951
  MFS Investors Growth Stock (AnnuiChoice (TM))                                         2             (16,956)             7,625
  MFS Investors Growth Stock (GrandMaster flex3 (TM))                                  (1)             (9,758)             6,870
  MFS Investors Growth Stock (Grandmaster (TM))                                        --              (1,476)             1,469
  MFS Investors Growth Stock (IQ Annuity (TM))                                         (1)             (2,982)             2,359
  MFS Investors Growth Stock (Pinnacleplus (TM))                                       --             (16,682)             6,456
  MFS Mid Cap Growth (AnnuiChoice (TM))                                                --             (10,374)            10,025
  MFS Mid Cap Growth (GrandMaster flex3 (TM))                                          --              (7,181)             7,587
  MFS Mid Cap Growth (Grandmaster (TM))                                                 1              (2,857)             4,246
  MFS Mid Cap Growth (IQ Annuity (TM))                                                 (1)            (11,133)            12,504
  MFS Mid Cap Growth (Pinnacleplus (TM))                                               --             (10,902)            17,268
  MFS Mid Cap Growth (AnnuiChoice II (TM))                                             --                (111)               359
  MFS New Discovery (AnnuiChoice (TM))                                                 (1)            (15,340)             4,468
  MFS New Discovery (GrandMaster flex3 (TM))                                           (1)             (7,040)             3,782
  MFS New Discovery (Grandmaster (TM))                                                  1             (11,849)             3,803
  MFS New Discovery (IQ Annuity (TM))                                                  --             (12,939)             4,595
  MFS New Discovery (Pinnacleplus (TM))                                                --                (555)             3,446
  MFS Total Return (AnnuiChoice (TM))                                                  --             (41,889)             9,906
  MFS Total Return (GrandMaster flex3 (TM))                                            --             (20,010)             6,214
  MFS Total Return (Grandmaster (TM))                                                   2            (113,422)            28,318
  MFS Total Return (IQ Annuity (TM))                                                   --             (69,031)            17,804
  MFS Total Return (Pinnacleplus (TM))                                                  1             (81,453)            31,844
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice (TM))                                    32,594              13,308             22,964
  Fidelity VIP Asset Manager (GrandMaster flex3 (TM))                              17,989               3,534             11,012
  Fidelity VIP Asset Manager (IQ3)                                                 62,310              20,024             39,095
  Fidelity VIP Asset Manager (Pinnacleplus (TM))                                   15,821               8,349             11,914
  Fidelity VIP Balanced (AnnuiChoice (TM))                                         46,705               3,364             18,450

                                                                            Net increase
                                                                          (decrease) in net
                                                                          assets resulting
Division                                                                   from operations
-------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS(CONTINUED):
  Touchstone Moderate ETF (PinnaclePlus (TM))(April 30)*                      $       7,436
  Touchstone Money Market (AnnuiChoice (TM))                                         49,618
  Touchstone Money Market (AnnuiChoice II (TM))(April 09)*                              399
  Touchstone Money Market (GrandMaster flex3 (TM))                                   58,095
  Touchstone Money Market (IQ Annuity (TM))                                         123,483
  Touchstone Money Market (Pinnacleplus (TM))                                        54,334
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP III Mid Cap (Grandmaster (TM))                                       789,197
  MFS Capital Opportunities (AnnuiChoice (TM))                                        9,394
  MFS Capital Opportunities (GrandMaster flex3 (TM))                                  4,428
  MFS Capital Opportunities (Grandmaster (TM))                                        3,132
  MFS Capital Opportunities (IQ Annuity (TM))                                        26,056
  MFS Capital Opportunities (Pinnacleplus (TM))                                       8,786
  MFS Emerging Growth (AnnuiChoice (TM))                                              3,527
  MFS Emerging Growth (GrandMaster flex3 (TM))                                        5,947
  MFS Emerging Growth (Grandmaster (TM))                                              2,524
  MFS Emerging Growth (IQ Annuity (TM))                                              27,076
  MFS Emerging Growth (Pinnacleplus (TM))                                             5,525
  MFS Investors Growth Stock (AnnuiChoice (TM))                                       7,288
  MFS Investors Growth Stock (GrandMaster flex3 (TM))                                 6,334
  MFS Investors Growth Stock (Grandmaster (TM))                                       1,376
  MFS Investors Growth Stock (IQ Annuity (TM))                                        2,214
  MFS Investors Growth Stock (Pinnacleplus (TM))                                      5,922
  MFS Mid Cap Growth (AnnuiChoice (TM))                                              11,406
  MFS Mid Cap Growth (GrandMaster flex3 (TM))                                         8,200
  MFS Mid Cap Growth (Grandmaster (TM))                                               4,735
  MFS Mid Cap Growth (IQ Annuity (TM))                                               13,867
  MFS Mid Cap Growth (Pinnacleplus (TM))                                             20,787
  MFS Mid Cap Growth (AnnuiChoice II (TM))                                              557
  MFS New Discovery (AnnuiChoice (TM))                                                5,918
  MFS New Discovery (GrandMaster flex3 (TM))                                          4,605
  MFS New Discovery (Grandmaster (TM))                                                4,890
  MFS New Discovery (IQ Annuity (TM))                                                 5,942
  MFS New Discovery (Pinnacleplus (TM))                                               7,049
  MFS Total Return (AnnuiChoice (TM))                                                19,337
  MFS Total Return (GrandMaster flex3 (TM))                                          11,492
  MFS Total Return (Grandmaster (TM))                                                54,735
  MFS Total Return (IQ Annuity (TM))                                                 33,933
  MFS Total Return (Pinnacleplus (TM))                                               60,644
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice (TM))                                      28,664
  Fidelity VIP Asset Manager (GrandMaster flex3 (TM))                                15,909
  Fidelity VIP Asset Manager (IQ3)                                                 47,025
  Fidelity VIP Asset Manager (Pinnacleplus (TM))                                     13,610
  Fidelity VIP Balanced (AnnuiChoice (TM))                                           30,659


SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                                        10


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                                            INVESTMENT
                                                                              INCOME           EXPENSES
                                                                           --------------------------------

                                                                                            Mortality and
                                                                                           expense risk and
                                                                            Reinvested      administrative     Net investment
Division                                                                     dividends         charges         income (loss)
---------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Balanced (AnnuiChoice II (TM))(June 05)*                      $          --   $             40   $            (40)
  Fidelity VIP Balanced (GrandMaster  (TM))(April 27)*                                  --              1,396             (1,396)
  Fidelity VIP Balanced (GrandMaster flex3 (TM))                                    17,191              5,528             11,663
  Fidelity VIP Balanced (IQ3 (TM))                                                  17,249              3,679             13,570
  Fidelity VIP Balanced (Pinnacleplus (TM))                                         16,395              5,543             10,852
  Fidelity VIP Contrafund (AnnuiChoice (TM))                                           848             20,388            (19,540)
  Fidelity VIP Contrafund (GrandMaster flex3 (TM))                                     716             26,888            (26,172)
  Fidelity VIP Contrafund (IQ3)                                                        936             31,805            (30,869)
  Fidelity VIP Contrafund (Pinnacleplus (TM))                                          918             42,554            (41,636)
  Fidelity VIP Contrafund (AnnuiChoice II (TM))                                         34              4,222             (4,188)
  Fidelity VIP Contrafund Standard (IQ Advisor (TM))                                     2                 29                (27)
  Fidelity VIP Contrafund (IQ Advisor Enhanced (TM))                                    --                 --                 --
  Fidelity VIP Disclipined Small Cap (AnnuiChoice (TM))(April 27)*                      --                317               (317)
  Fidelity VIP Disclipined Small Cap (AnnuiChoice II (TM))(April 27)*                   --                 --                 --
  Fidelity VIP Disclipined Small Cap (IQ (TM))(April 27)*                               --                464               (464)
  Fidelity VIP Disclipined Small Cap (Grandmaster (TM))(April 27)*                      --                141               (141)
  Fidelity VIP Disclipined Small Cap (GrandmasterFlex3 (TM))(April 27)*                 --                290               (290)
  Fidelity VIP Disclipined Small Cap (PinnaclePlus (TM))(April27)*                      --                305               (305)
  Fidelity VIP Disclipined Small Cap (IQ Advisor Standard (TM))                         --                 --                 --
  Fidelity VIP Disclipined Small Cap (IQ Advisor Enhanced (TM))                         --                 --                 --
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice (TM))                         521                711               (190)
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 (TM))                   374                891               (517)
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster (TM))                       6,685             12,219             (5,534)
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity (TM))                          535              1,049               (514)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus (TM))                      1,077              2,957             (1,880)
  Fidelity VIP Equity-Income (AnnuiChoice (TM))                                        869              7,767             (6,898)
  Fidelity VIP Equity-Income (AnnuiChoice II (TM))(May 14)*                             --                 50                (50)
  Fidelity VIP Equity-Income (GrandMaster flex3 (TM))                                  416              6,436             (6,020)
  Fidelity VIP Equity-Income (IQ3 (TM))                                                766             10,863            (10,097)
  Fidelity VIP Equity-Income (Pinnacleplus (TM))                                     1,568             27,863            (26,295)
  Fidelity VIP Freedom 2010 (AnnuiChoice (TM))                                          --                 --                 --
  Fidelity VIP Freedom 2010 (AnnuiChoiceII (TM))                                        --                 --                 --
  Fidelity VIP Freedom 2010 (Grandmaster (TM))                                          --                 --                 --
  Fidelity VIP Freedom 2010 (GrandmasterFlex3 (TM))                                     --                 --                 --
  Fidelity VIP Freedom 2010 (IQ3 (TM))                                                  --                 --                 --
  Fidelity VIP Freedom 2010 (IQ Advisor Standard (TM))                                  --                 --                 --
  Fidelity VIP Freedom 2010 (IQ Advisor Enhanced (TM))                                  --                 --                 --

                                                                            Realized gain
                                                                          (loss) on sales of   Realized gain   Beginning of
Division                                                                     investments       distributions      period
------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Balanced (AnnuiChoice II (TM))(June 05)*                       $             38   $          --   $         --
  Fidelity VIP Balanced (GrandMaster  (TM))(April 27)*                                      77              --             --
  Fidelity VIP Balanced (GrandMaster flex3 (TM))                                         3,738           5,332         39,624
  Fidelity VIP Balanced (IQ3 (TM))                                                      12,749           5,351         40,026
  Fidelity VIP Balanced (Pinnacleplus (TM))                                              4,168           5,085         29,820
  Fidelity VIP Contrafund (AnnuiChoice (TM))                                            90,347          33,932        111,861
  Fidelity VIP Contrafund (GrandMaster flex3 (TM))                                      87,119          28,651        114,961
  Fidelity VIP Contrafund (IQ3)                                                       67,433          37,468         36,850
  Fidelity VIP Contrafund (Pinnacleplus (TM))                                           44,044          36,720        182,234
  Fidelity VIP Contrafund (AnnuiChoice II (TM))                                            826           1,337         (4,003)
  Fidelity VIP Contrafund Standard (IQ Advisor (TM))                                         3              78             (1)
  Fidelity VIP Contrafund (IQ Advisor Enhanced (TM))                                        --              --             --
  Fidelity VIP Disclipined Small Cap (AnnuiChoice (TM))(April 27)*                          49              --             --
  Fidelity VIP Disclipined Small Cap (AnnuiChoice II (TM))(April 27)*                       --              --             --
  Fidelity VIP Disclipined Small Cap (IQ (TM))(April 27)*                                  172              --             --
  Fidelity VIP Disclipined Small Cap (Grandmaster (TM))(April 27)*                        (216)             --             --
  Fidelity VIP Disclipined Small Cap (GrandmasterFlex3 (TM))(April 27)*                    (51)             --             --
  Fidelity VIP Disclipined Small Cap (PinnaclePlus (TM))(April27)*                        (121)             --             --
  Fidelity VIP Disclipined Small Cap (IQ Advisor Standard (TM))                             --              --             --
  Fidelity VIP Disclipined Small Cap (IQ Advisor Enhanced (TM))                             --              --             --
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice (TM))                              23             615         (2,666)
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 (TM))                     8,566             442         14,867
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster (TM))                           1,294           7,900        (35,538)
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity (TM))                              891             633          5,753
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus (TM))                         17,695           1,274          8,472
  Fidelity VIP Equity-Income (AnnuiChoice (TM))                                         63,438           1,304        118,352
  Fidelity VIP Equity-Income (AnnuiChoice II (TM))(May 14)*                               (209)             --             --
  Fidelity VIP Equity-Income (GrandMaster flex3 (TM))                                    8,499             623         36,141
  Fidelity VIP Equity-Income (IQ3 (TM))                                                 54,022           1,148        162,447
  Fidelity VIP Equity-Income (Pinnacleplus (TM))                                        20,693           2,352        144,710
  Fidelity VIP Freedom 2010 (AnnuiChoice (TM))                                              --              --             --
  Fidelity VIP Freedom 2010 (AnnuiChoiceII (TM))                                            --              --             --
  Fidelity VIP Freedom 2010 (Grandmaster (TM))                                              --              --             --
  Fidelity VIP Freedom 2010 (GrandmasterFlex3 (TM))                                         --              --             --
  Fidelity VIP Freedom 2010 (IQ3 (TM))                                                      --              --             --
  Fidelity VIP Freedom 2010 (IQ Advisor Standard (TM))                                      --              --             --
  Fidelity VIP Freedom 2010 (IQ Advisor Enhanced (TM))                                      --              --             --

                                                                              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                          NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                                            Change in net
                                                                                             unrealized       Net realized and
                                                                                            appreciation         unrealized
                                                                                           (depreciation)      gain (loss) on
Division                                                                  End of period   during the period     investments
--------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Balanced (AnnuiChoice II (TM))(June 05)*                          $     36   $              36   $             74
  Fidelity VIP Balanced (GrandMaster  (TM))(April 27)*                             10,570              10,570             10,647
  Fidelity VIP Balanced (GrandMaster flex3 (TM))                                   62,625              23,001             32,071
  Fidelity VIP Balanced (IQ3 (TM))                                                 36,930              (3,096)            15,004
  Fidelity VIP Balanced (Pinnacleplus (TM))                                        47,566              17,746             26,999
  Fidelity VIP Contrafund (AnnuiChoice (TM))                                      404,810             292,949            417,228
  Fidelity VIP Contrafund (GrandMaster flex3 (TM))                                353,901             238,940            354,710
  Fidelity VIP Contrafund (IQ3)                                                   373,132             336,282            441,183
  Fidelity VIP Contrafund (Pinnacleplus (TM))                                     638,711             456,477            537,241
  Fidelity VIP Contrafund (AnnuiChoice II (TM))                                    92,778              96,781             98,944
  Fidelity VIP Contrafund Standard (IQ Advisor (TM))                                  908                 909                990
  Fidelity VIP Contrafund (IQ Advisor Enhanced (TM))                                   --                  --                 --
  Fidelity VIP Disclipined Small Cap (AnnuiChoice (TM))(April 27)*                 (2,773)             (2,773)            (2,724)
  Fidelity VIP Disclipined Small Cap (AnnuiChoice II (TM))(April 27)*                  --                  --                 --
  Fidelity VIP Disclipined Small Cap (IQ (TM))(April 27)*                          (1,712)             (1,712)            (1,540)
  Fidelity VIP Disclipined Small Cap (Grandmaster (TM))(April 27)*                 (1,039)             (1,039)            (1,255)
  Fidelity VIP Disclipined Small Cap (GrandmasterFlex3 (TM))(April 27)*             (864)                (864)              (915)
  Fidelity VIP Disclipined Small Cap (PinnaclePlus (TM))(April27)*                 (1,437)             (1,437)            (1,558)
  Fidelity VIP Disclipined Small Cap (IQ Advisor Standard (TM))                        --                  --                 --
  Fidelity VIP Disclipined Small Cap (IQ Advisor Enhanced (TM))                        --                  --                 --
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice (TM))                      8,044              10,710             11,348
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 (TM))               15,978               1,111             10,119
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster (TM))                    102,412             137,950            147,144
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity (TM))                      15,802              10,049             11,573
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus (TM))                    19,317              10,845             29,814
  Fidelity VIP Equity-Income (AnnuiChoice (TM))                                   133,394              15,042             79,784
  Fidelity VIP Equity-Income (AnnuiChoice II (TM))(May 14)*                            80                  80               (129)
  Fidelity VIP Equity-Income (GrandMaster flex3 (TM))                              67,740              31,599             40,721
  Fidelity VIP Equity-Income (IQ3 (TM))                                           183,976              21,529             76,699
  Fidelity VIP Equity-Income (Pinnacleplus (TM))                                  285,302             140,592            163,637
  Fidelity VIP Freedom 2010 (AnnuiChoice (TM))                                         --                  --                 --
  Fidelity VIP Freedom 2010 (AnnuiChoiceII (TM))                                       --                  --                 --
  Fidelity VIP Freedom 2010 (Grandmaster (TM))                                         --                  --                 --
  Fidelity VIP Freedom 2010 (GrandmasterFlex3 (TM))                                    --                  --                 --
  Fidelity VIP Freedom 2010 (IQ3 (TM))                                                 --                  --                 --
  Fidelity VIP Freedom 2010 (IQ Advisor Standard (TM))                                 --                  --                 --
  Fidelity VIP Freedom 2010 (IQ Advisor Enhanced (TM))                                 --                  --                 --


                                                                            Net increase
                                                                          (decrease) in net
                                                                          assets resulting
Division                                                                   from operations
-------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Balanced (AnnuiChoice II (TM))(June 05)*                       $          34
  Fidelity VIP Balanced (GrandMaster  (TM))(April 27)*                                9,251
  Fidelity VIP Balanced (GrandMaster flex3 (TM))                                     43,734
  Fidelity VIP Balanced (IQ3 (TM))                                                   28,574
  Fidelity VIP Balanced (Pinnacleplus (TM))                                          37,851
  Fidelity VIP Contrafund (AnnuiChoice (TM))                                        397,688
  Fidelity VIP Contrafund (GrandMaster flex3 (TM))                                  328,538
  Fidelity VIP Contrafund (IQ3)                                                   410,314
  Fidelity VIP Contrafund (Pinnacleplus (TM))                                       495,605
  Fidelity VIP Contrafund (AnnuiChoice II (TM))                                      94,756
  Fidelity VIP Contrafund Standard (IQ Advisor (TM))                                    963
  Fidelity VIP Contrafund (IQ Advisor Enhanced (TM))                                     --
  Fidelity VIP Disclipined Small Cap (AnnuiChoice (TM))(April 27)*                   (3,041)
  Fidelity VIP Disclipined Small Cap (AnnuiChoice II (TM))(April 27)*                    --
  Fidelity VIP Disclipined Small Cap (IQ (TM))(April 27)*                            (2,004)
  Fidelity VIP Disclipined Small Cap (Grandmaster (TM))(April 27)*                   (1,396)
  Fidelity VIP Disclipined Small Cap (GrandmasterFlex3 (TM))(April 27)*              (1,205)
  Fidelity VIP Disclipined Small Cap (PinnaclePlus (TM))(April27)*                   (1,863)
  Fidelity VIP Disclipined Small Cap (IQ Advisor Standard (TM))                          --
  Fidelity VIP Disclipined Small Cap (IQ Advisor Enhanced (TM))                          --
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice (TM))                       11,158
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 (TM))                  9,602
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster (TM))                      141,610
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity (TM))                        11,059
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus (TM))                      27,934
  Fidelity VIP Equity-Income (AnnuiChoice (TM))                                      72,886
  Fidelity VIP Equity-Income (AnnuiChoice II (TM))(May 14)*                            (179)
  Fidelity VIP Equity-Income (GrandMaster flex3 (TM))                                34,701
  Fidelity VIP Equity-Income (IQ3 (TM))                                              66,602
  Fidelity VIP Equity-Income (Pinnacleplus (TM))                                    137,342
  Fidelity VIP Freedom 2010 (AnnuiChoice (TM))                                           --
  Fidelity VIP Freedom 2010 (AnnuiChoiceII (TM))                                         --
  Fidelity VIP Freedom 2010 (Grandmaster (TM))                                           --
  Fidelity VIP Freedom 2010 (GrandmasterFlex3 (TM))                                      --
  Fidelity VIP Freedom 2010 (IQ3 (TM))                                                   --
  Fidelity VIP Freedom 2010 (IQ Advisor Standard (TM))                                   --
  Fidelity VIP Freedom 2010 (IQ Advisor Enhanced (TM))                                   --


SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.


                                       11


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                                            INVESTMENT
                                                                              INCOME           EXPENSES
                                                                           --------------------------------

                                                                                            Mortality and
                                                                                           expense risk and
                                                                            Reinvested      administrative     Net investment
Division                                                                     dividends         charges         income (loss)
---------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Freedom 2010 (PinnaclePlus (TM))                              $          --   $             --   $             --
  Fidelity VIP Freedom 2015 (AnnuiChoice (TM))                                          --                 --                 --
  Fidelity VIP Freedom 2015 (AnnuiChoiceII (TM))(August 28)*                            --                  8                 (8)
  Fidelity VIP Freedom 2015 (IQ3 (TM))(June 13)*                                        --                102               (102)
  Fidelity VIP Growth & Income (AnnuiChoice (TM))                                    7,516              1,533              5,983
  Fidelity VIP Growth & Income (AnnuiChoice II (TM))(June 11)*                          --                  6                 (6)
  Fidelity VIP Growth & Income (GrandMaster flex3 (TM))                              7,958              2,700              5,258
  Fidelity VIP Growth & Income (IQ3 (TM))                                            6,058              1,833              4,225
  Fidelity VIP Growth & Income (Pinnacleplus (TM))                                   5,247              2,046              3,201
  Fidelity VIP Growth (AnnuiChoice (TM))                                               929              1,835               (906)
  Fidelity VIP Growth (AnnuiChoice II (TM))(June 11)*                                    1                 11                (10)
  Fidelity VIP Growth (GrandMaster (TM))(April 27)*                                     50                899               (849)
  Fidelity VIP Growth (GrandMaster flex3 (TM))                                         731              2,181             (1,450)
  Fidelity VIP Growth (IQ3 (TM))                                                     1,391              3,681             (2,290)
  Fidelity VIP Growth (Pinnacleplus (TM))                                            1,365              4,656             (3,291)
  Fidelity VIP Growth Opportunities (AnnuiChoice (TM))                                  --                312               (312)
  Fidelity VIP Growth Opportunities (GrandMaster flex3 (TM))                            --              1,375             (1,375)
  Fidelity VIP Growth Opportunities (IQ3 (TM))                                          --              1,200             (1,200)
  Fidelity VIP Growth Opportunities (Pinnacleplus (TM))                                 --              1,256             (1,256)
  Fidelity VIP High Income (AnnuiChoice (TM))                                          611              2,656             (2,045)
  Fidelity VIP High Income (AnnuiChoice II (TM))(February 26)*                          18                 67                (49)
  Fidelity VIP High Income (GrandMaster flex3 (TM))                                    865             19,131            (18,266)
  Fidelity VIP High Income (IQ3 (TM))                                                1,783             34,597            (32,814)
  Fidelity VIP High Income (Pinnacleplus (TM))                                         481              3,836             (3,355)
  Fidelity VIP II Index 500 (AnnuiChoice (TM))                                       6,609              8,245             (1,636)
  Fidelity VIP II Index 500 (AnnuiChoice II (TM))(April 27)*                            --                351               (351)
  Fidelity VIP II Index 500 (Grandmaster (TM))(April 27)*                               --             19,477            (19,477)
  Fidelity VIP II Index 500 (GrandmasterFlex3 (TM)) (April 27)*                         --              6,898             (6,898)
  Fidelity VIP II Index 500 (IQ Advisor Standard (TM)) (April 27)*                      --                 --                 --
  Fidelity VIP II Index 500 (IQ Advisor Enhanced (TM))(April 27)*                       --                 --                 --
  Fidelity VIP Index 500 (IQ3 (TM))                                                  9,157              8,862                295
  Fidelity VIP Index 500 (Pinnacleplus (TM))                                         1,433             16,278            (14,845)
  Fidelity VIP Investment Grade Bond (AnnuiChoice (TM))                             38,188              6,688             31,500
  Fidelity VIP Investment Grade Bond (GrandMaster  (TM)) (April 27)*                   336              1,375             (1,039)
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 (TM))                       17,129              5,007             12,122
  Fidelity VIP Investment Grade Bond (IQ3 (TM))                                     48,515             13,192             35,323
  Fidelity VIP Investment Grade Bond (Pinnacleplus (TM))                            13,708              4,764              8,944

                                                                            Realized gain
                                                                          (loss) on sales of   Realized gain   Beginning of
Division                                                                     investments       distributions      period
------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Freedom 2010 (PinnaclePlus (TM))                               $             --   $          --   $         --
  Fidelity VIP Freedom 2015 (AnnuiChoice (TM))                                              --              --             --
  Fidelity VIP Freedom 2015 (AnnuiChoiceII (TM))(August 28)*                                --              --             --
  Fidelity VIP Freedom 2015 (IQ3 (TM))(June 13)*                                             1               1             --
  Fidelity VIP Growth & Income (AnnuiChoice (TM))                                        6,886           2,861         23,423
  Fidelity VIP Growth & Income (AnnuiChoice II (TM))(June 11)*                              --              --             --
  Fidelity VIP Growth & Income (GrandMaster flex3 (TM))                                  4,885           3,029         28,816
  Fidelity VIP Growth & Income (IQ3 (TM))                                               11,852           2,306         29,832
  Fidelity VIP Growth & Income (Pinnacleplus (TM))                                       3,977           1,997         22,288
  Fidelity VIP Growth (AnnuiChoice (TM))                                                 6,263              --          9,671
  Fidelity VIP Growth (AnnuiChoice II (TM))(June 11)*                                        1              --             --
  Fidelity VIP Growth (GrandMaster (TM))(April 27)*                                      2,732              --             --
  Fidelity VIP Growth (GrandMaster flex3 (TM))                                          10,265              --         13,841
  Fidelity VIP Growth (IQ3 (TM))                                                        46,544              --         43,751
  Fidelity VIP Growth (Pinnacleplus (TM))                                               18,508              --         34,698
  Fidelity VIP Growth Opportunities (AnnuiChoice (TM))                                   3,023              --          4,705
  Fidelity VIP Growth Opportunities (GrandMaster flex3 (TM))                             9,866              --          8,286
  Fidelity VIP Growth Opportunities (IQ3 (TM))                                           1,806              --            924
  Fidelity VIP Growth Opportunities (Pinnacleplus (TM))                                 19,650              --         11,461
  Fidelity VIP High Income (AnnuiChoice (TM))                                             (172)             --         (5,051)
  Fidelity VIP High Income (AnnuiChoice II (TM))(February 26)*                            (160)             --             --
  Fidelity VIP High Income (GrandMaster flex3 (TM))                                     32,481              --        (26,184)
  Fidelity VIP High Income (IQ3 (TM))                                                   61,708              --        (51,558)
  Fidelity VIP High Income (Pinnacleplus (TM))                                            (128)             --         (5,908)
  Fidelity VIP II Index 500 (AnnuiChoice (TM))                                          23,771              --        108,496
  Fidelity VIP II Index 500 (AnnuiChoice II (TM))(April 27)*                                 4              --             --
  Fidelity VIP II Index 500 (Grandmaster (TM))(April 27)*                               (2,724)             --             --
  Fidelity VIP II Index 500 (GrandmasterFlex3 (TM)) (April 27)*                             56              --             --
  Fidelity VIP II Index 500 (IQ Advisor Standard (TM)) (April 27)*                          --              --             --
  Fidelity VIP II Index 500 (IQ Advisor Enhanced (TM))(April 27)*                           --              --             --
  Fidelity VIP Index 500 (IQ3 (TM))                                                     78,545              --        115,951
  Fidelity VIP Index 500 (Pinnacleplus (TM))                                            16,855              --         18,957
  Fidelity VIP Investment Grade Bond (AnnuiChoice (TM))                                 (6,305)             --         (8,106)
  Fidelity VIP Investment Grade Bond (GrandMaster  (TM)) (April 27)*                      (139)             --             --
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 (TM))                           (1,109)             --          7,627
  Fidelity VIP Investment Grade Bond (IQ3 (TM))                                         (7,884)             --          8,405
  Fidelity VIP Investment Grade Bond (Pinnacleplus (TM))                                (1,810)             --          3,338


                                                                              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                          NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                                            Change in net
                                                                                             unrealized       Net realized and
                                                                                            appreciation         unrealized
                                                                                           (depreciation)      gain (loss) on
Division                                                                  End of period   during the period     investments
--------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Freedom 2010 (PinnaclePlus (TM))                             $          --   $              --   $             --
  Fidelity VIP Freedom 2015 (AnnuiChoice (TM))                                         --                  --                 --
  Fidelity VIP Freedom 2015 (AnnuiChoiceII (TM))(August 28)*                          373                 373                373
  Fidelity VIP Freedom 2015 (IQ3 (TM))(June 13)*                                    1,780               1,780              1,781
  Fidelity VIP Growth & Income (AnnuiChoice (TM))                                  31,043               7,620             17,367
  Fidelity VIP Growth & Income (AnnuiChoice II (TM))(June 11)*                        135                 135                135
  Fidelity VIP Growth & Income (GrandMaster flex3 (TM))                            42,586              13,770             21,684
  Fidelity VIP Growth & Income (IQ3 (TM))                                          30,343                 511             14,669
  Fidelity VIP Growth & Income (Pinnacleplus (TM))                                 31,035               8,747             14,721
  Fidelity VIP Growth (AnnuiChoice (TM))                                           58,571              48,900             55,163
  Fidelity VIP Growth (AnnuiChoice II (TM))(June 11)*                                 489                 489                490
  Fidelity VIP Growth (GrandMaster (TM))(April 27)*                                23,531              23,531             26,263
  Fidelity VIP Growth (GrandMaster flex3 (TM))                                     46,023              32,182             42,447
  Fidelity VIP Growth (IQ3 (TM))                                                   70,398              26,647             73,191
  Fidelity VIP Growth (Pinnacleplus (TM))                                         101,005              66,307             84,815
  Fidelity VIP Growth Opportunities (AnnuiChoice (TM))                              9,371               4,666              7,689
  Fidelity VIP Growth Opportunities (GrandMaster flex3 (TM))                       15,425               7,139             17,005
  Fidelity VIP Growth Opportunities (IQ3 (TM))                                     15,744              14,820             16,626
  Fidelity VIP Growth Opportunities (Pinnacleplus (TM))                            11,944                 483             20,133
  Fidelity VIP High Income (AnnuiChoice (TM))                                       4,254               9,305              9,133
  Fidelity VIP High Income (AnnuiChoice II (TM))(February 26)*                        (27)                (27)              (187)
  Fidelity VIP High Income (GrandMaster flex3 (TM))                                10,445              36,629             69,110
  Fidelity VIP High Income (IQ3 (TM))                                              29,783              81,341            143,049
  Fidelity VIP High Income (Pinnacleplus (TM))                                      2,737               8,645              8,517
  Fidelity VIP II Index 500 (AnnuiChoice (TM))                                    146,885              38,389             62,160
  Fidelity VIP II Index 500 (AnnuiChoice II (TM))(April 27)*                        2,072               2,072              2,076
  Fidelity VIP II Index 500 (Grandmaster (TM))(April 27)*                         122,537             122,537            119,813
  Fidelity VIP II Index 500 (GrandmasterFlex3 (TM)) (April 27)*                    28,848              28,848             28,904
  Fidelity VIP II Index 500 (IQ Advisor Standard (TM)) (April 27)*                     --                  --                 --
  Fidelity VIP II Index 500 (IQ Advisor Enhanced (TM))(April 27)*                      --                  --                 --
  Fidelity VIP Index 500 (IQ3 (TM))                                                84,905             (31,046)            47,499
  Fidelity VIP Index 500 (Pinnacleplus (TM))                                       69,954              50,997             67,852
  Fidelity VIP Investment Grade Bond (AnnuiChoice (TM))                           (19,814)            (11,708)           (18,013)
  Fidelity VIP Investment Grade Bond (GrandMaster  (TM)) (April 27)*                4,616               4,616              4,477
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 (TM))                       1,092              (6,535)            (7,644)
  Fidelity VIP Investment Grade Bond (IQ3 (TM))                                    (6,200)            (14,605)           (22,489)
  Fidelity VIP Investment Grade Bond (Pinnacleplus (TM))                              636              (2,702)            (4,512)


                                                                            Net increase
                                                                          (decrease) in net
                                                                          assets resulting
Division                                                                   from operations
-------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Freedom 2010 (PinnaclePlus (TM))                               $          --
  Fidelity VIP Freedom 2015 (AnnuiChoice (TM))                                           --
  Fidelity VIP Freedom 2015 (AnnuiChoiceII (TM))(August 28)*                            365
  Fidelity VIP Freedom 2015 (IQ3 (TM))(June 13)*                                      1,679
  Fidelity VIP Growth & Income (AnnuiChoice (TM))                                    23,350
  Fidelity VIP Growth & Income (AnnuiChoice II (TM))(June 11)*                          129
  Fidelity VIP Growth & Income (GrandMaster flex3 (TM))                              26,942
  Fidelity VIP Growth & Income (IQ3 (TM))                                            18,894
  Fidelity VIP Growth & Income (Pinnacleplus (TM))                                   17,922
  Fidelity VIP Growth (AnnuiChoice (TM))                                             54,257
  Fidelity VIP Growth (AnnuiChoice II (TM))(June 11)*                                   480
  Fidelity VIP Growth (GrandMaster (TM))(April 27)*                                  25,414
  Fidelity VIP Growth (GrandMaster flex3 (TM))                                       40,997
  Fidelity VIP Growth (IQ3 (TM))                                                     70,901
  Fidelity VIP Growth (Pinnacleplus (TM))                                            81,524
  Fidelity VIP Growth Opportunities (AnnuiChoice (TM))                                7,377
  Fidelity VIP Growth Opportunities (GrandMaster flex3 (TM))                         15,630
  Fidelity VIP Growth Opportunities (IQ3 (TM))                                       15,426
  Fidelity VIP Growth Opportunities (Pinnacleplus (TM))                              18,877
  Fidelity VIP High Income (AnnuiChoice (TM))                                         7,088
  Fidelity VIP High Income (AnnuiChoice II (TM))(February 26)*                         (236)
  Fidelity VIP High Income (GrandMaster flex3 (TM))                                  50,844
  Fidelity VIP High Income (IQ3 (TM))                                               110,235
  Fidelity VIP High Income (Pinnacleplus (TM))                                        5,162
  Fidelity VIP II Index 500 (AnnuiChoice (TM))                                       60,524
  Fidelity VIP II Index 500 (AnnuiChoice II (TM))(April 27)*                          1,725
  Fidelity VIP II Index 500 (Grandmaster (TM))(April 27)*                           100,336
  Fidelity VIP II Index 500 (GrandmasterFlex3 (TM)) (April 27)*                      22,006
  Fidelity VIP II Index 500 (IQ Advisor Standard (TM)) (April 27)*                       --
  Fidelity VIP II Index 500 (IQ Advisor Enhanced (TM))(April 27)*                        --
  Fidelity VIP Index 500 (IQ3 (TM))                                                  47,794
  Fidelity VIP Index 500 (Pinnacleplus (TM))                                         53,007
  Fidelity VIP Investment Grade Bond (AnnuiChoice (TM))                              13,487
  Fidelity VIP Investment Grade Bond (GrandMaster  (TM)) (April 27)*                  3,438
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 (TM))                         4,478
  Fidelity VIP Investment Grade Bond (IQ3 (TM))                                      12,834
  Fidelity VIP Investment Grade Bond (Pinnacleplus (TM))                              4,432

SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.


                                        12


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                                            INVESTMENT
                                                                              INCOME           EXPENSES
                                                                           --------------------------------

                                                                                            Mortality and
                                                                                           expense risk and
                                                                            Reinvested      administrative     Net investment
Division                                                                     dividends         charges         income (loss)
---------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Investment Grade Bond (AnnuiChoice II (TM))                   $       1,058   $            425   $            633
  Fidelity VIP Mid Cap (AnnuiChoice (TM))                                            3,846              7,279             (3,433)
  Fidelity VIP Mid Cap (GrandMaster flex3 (TM))                                      5,911             19,046            (13,135)
  Fidelity VIP Mid Cap (IQ Annuity (TM))                                             7,544             21,760            (14,216)
  Fidelity VIP Mid Cap (Pinnacleplus (TM))                                           7,151             25,398            (18,247)
  Fidelity VIP Mid Cap (AnnuiChoice II (TM))                                            34                255               (221)
  Fidelity VIP Mid Cap (Grandmaster (TM))                                               52              5,729             (5,677)
  Fidelity VIP Overseas (AnnuiChoice (TM))                                           4,127              3,111              1,016
  Fidelity VIP Overseas (GrandMaster (TM))(April 27)*                                   --              2,185             (2,185)
  Fidelity VIP Overseas (GrandMaster flex3 (TM))                                     5,598              7,119             (1,521)
  Fidelity VIP Overseas (IQ3 (TM))                                                   4,986              5,984               (998)
  Fidelity VIP Overseas (Pinnacleplus (TM))                                          8,703             10,055             (1,352)
  Fidelity VIP Overseas (AnnuiChoice II (TM))                                          302                444               (142)
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice (TM))                           18,189              1,751             16,438
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 (TM))                      5,624                886              4,738
  Van Kampen UIF Emerging Markets Debt (IQ3 (TM))                                    8,671              1,176              7,495
  Van Kampen UIF U.S. Real Estate (AnnuiChoice (TM))                                21,723              7,094             14,629
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 (TM))                          19,047             11,734              7,313
  Van Kampen UIF U.S. Real Estate (IQ3 (TM))                                         6,415              3,566              2,849
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II (TM))                             12,800              3,485              9,315
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice (TM))                                        753                113                640
  Putnam VT Discovery Growth (Grandmaster (TM))                                        139                 28                111
  Putnam VT Discovery Growth (IQ Annuity (TM))                                       1,754                383              1,371
  Putnam VT Discovery Growth (PinnaclePlus (TM))(April 29)*                             --                  8                 (8)
  Putnam VT Growth and Income (AnnuiChoice (TM))                                     9,909                895              9,014
  Putnam VT Growth and Income (GrandMaster flex3 (TM))                               3,046                426              2,620
  Putnam VT Growth and Income (Grandmaster (TM))                                     9,960              1,273              8,687
  Putnam VT Growth and Income (IQ Annuity (TM))                                     15,645              2,044             13,601
  Putnam VT Growth and Income (Pinnacleplus (TM))                                    1,512                226              1,286
  Putnam VT International Equity (AnnuiChoice (TM))                                  6,364                399              5,965
  Putnam VT International Equity (GrandMaster flex3 (TM))                           13,160              1,226             11,934
  Putnam VT International Equity (Grandmaster (TM))                                 10,502                868              9,634
  Putnam VT International Equity (IQ Annuity (TM))                                  12,102              1,109             10,993
  Putnam VT International Equity (Pinnacleplus (TM))                                16,736              1,739             14,997
  Putnam VT Small Cap Value (AnnuiChoice (TM))                                       9,849              1,404              8,445

                                                                            Realized gain
                                                                          (loss) on sales of   Realized gain   Beginning of
Division                                                                     investments       distributions      period
------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Investment Grade Bond (AnnuiChoice II (TM))                    $            (99)  $          --   $        (33)
  Fidelity VIP Mid Cap (AnnuiChoice (TM))                                               68,787          90,572        159,572
  Fidelity VIP Mid Cap (GrandMaster flex3 (TM))                                         21,126         139,210         93,422
  Fidelity VIP Mid Cap (IQ Annuity (TM))                                               163,160         177,683        362,825
  Fidelity VIP Mid Cap (Pinnacleplus (TM))                                              96,404         168,401        188,445
  Fidelity VIP Mid Cap (AnnuiChoice II (TM))                                                92             799             (6)
  Fidelity VIP Mid Cap (Grandmaster (TM))                                                2,179           1,232            785
  Fidelity VIP Overseas (AnnuiChoice (TM))                                              30,277          20,696         63,152
  Fidelity VIP Overseas (GrandMaster (TM))(April 27)*                                   (1,805)             --             --
  Fidelity VIP Overseas (GrandMaster flex3 (TM))                                        24,287          28,071         50,919
  Fidelity VIP Overseas (IQ3 (TM))                                                      17,462          25,004         52,141
  Fidelity VIP Overseas (Pinnacleplus (TM))                                             76,358          43,649         75,800
  Fidelity VIP Overseas (AnnuiChoice II (TM))                                               26           1,516            531
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice (TM))                                   54           5,915          4,111
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 (TM))                            999           1,829          4,313
  Van Kampen UIF Emerging Markets Debt (IQ3 (TM))                                         (813)          2,820          2,781
  Van Kampen UIF U.S. Real Estate (AnnuiChoice (TM))                                    25,550          76,861        158,823
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 (TM))                             130,892          67,393        219,947
  Van Kampen UIF U.S. Real Estate (IQ3 (TM))                                            24,462          22,700         53,615
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II (TM))                               (132,445)         45,291          5,288
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice (TM))                                         11,182           2,355         11,103
  Putnam VT Discovery Growth (Grandmaster (TM))                                          1,279             437          1,268
  Putnam VT Discovery Growth (IQ Annuity (TM))                                          31,871           5,486         31,691
  Putnam VT Discovery Growth (PinnaclePlus (TM))(April 29)*                                 --              --             --
  Putnam VT Growth and Income (AnnuiChoice (TM))                                        38,266          33,823         67,950
  Putnam VT Growth and Income (GrandMaster flex3 (TM))                                     (89)         10,398          9,047
  Putnam VT Growth and Income (Grandmaster (TM))                                        44,463          33,997         73,399
  Putnam VT Growth and Income (IQ Annuity (TM))                                         34,085          53,404         81,108
  Putnam VT Growth and Income (Pinnacleplus (TM))                                         (566)          5,160          3,961
  Putnam VT International Equity (AnnuiChoice (TM))                                     23,642          12,253         31,839
  Putnam VT International Equity (GrandMaster flex3 (TM))                               31,012          25,339         48,518
  Putnam VT International Equity (Grandmaster (TM))                                     36,706          20,222         50,639
  Putnam VT International Equity (IQ Annuity (TM))                                      64,323          23,301         79,853
  Putnam VT International Equity (Pinnacleplus (TM))                                    13,289          32,224         35,217
  Putnam VT Small Cap Value (AnnuiChoice (TM))                                          73,923          39,601         92,736


                                                                              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                          NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                                            Change in net
                                                                                             unrealized       Net realized and
                                                                                            appreciation         unrealized
                                                                                           (depreciation)      gain (loss) on
Division                                                                  End of period   during the period     investments
--------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Investment Grade Bond (AnnuiChoice II (TM))                  $          53   $              86   $            (13)
  Fidelity VIP Mid Cap (AnnuiChoice (TM))                                         151,166              (8,406)           150,953
  Fidelity VIP Mid Cap (GrandMaster flex3 (TM))                                   198,195             104,773            265,109
  Fidelity VIP Mid Cap (IQ Annuity (TM))                                          337,264             (25,561)           315,282
  Fidelity VIP Mid Cap (Pinnacleplus (TM))                                        260,225              71,780            336,585
  Fidelity VIP Mid Cap (AnnuiChoice II (TM))                                        3,723               3,729              4,620
  Fidelity VIP Mid Cap (Grandmaster (TM))                                          78,443              77,658             81,069
  Fidelity VIP Overseas (AnnuiChoice (TM))                                         69,891               6,739             57,712
  Fidelity VIP Overseas (GrandMaster (TM))(April 27)*                              70,009              70,009             68,204
  Fidelity VIP Overseas (GrandMaster flex3 (TM))                                   72,765              21,846             74,204
  Fidelity VIP Overseas (IQ3 (TM))                                                 85,704              33,563             76,029
  Fidelity VIP Overseas (Pinnacleplus (TM))                                        65,666             (10,134)           109,873
  Fidelity VIP Overseas (AnnuiChoice II (TM))                                       6,551               6,020              7,562
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice (TM))                         (10,259)            (14,370)            (8,401)
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 (TM))                    (1,008)             (5,321)            (2,493)
  Van Kampen UIF Emerging Markets Debt (IQ3 (TM))                                  (3,890)             (6,671)            (4,664)
  Van Kampen UIF U.S. Real Estate (AnnuiChoice (TM))                              (28,959)           (187,782)           (85,371)
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 (TM))                        (49,321)           (269,268)           (70,983)
  Van Kampen UIF U.S. Real Estate (IQ3 (TM))                                      (15,436)            (69,051)           (21,889)
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II (TM))                           (13,016)            (18,304)          (105,458)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice (TM))                                        (1)            (11,104)             2,433
  Putnam VT Discovery Growth (Grandmaster (TM))                                        (1)             (1,269)               447
  Putnam VT Discovery Growth (IQ Annuity (TM))                                         --             (31,691)             5,666
  Putnam VT Discovery Growth (PinnaclePlus (TM))(April 29)*                            --                  --                 --
  Putnam VT Growth and Income (AnnuiChoice (TM))                                        1             (67,949)             4,140
  Putnam VT Growth and Income (GrandMaster flex3 (TM))                                 (1)             (9,048)             1,261
  Putnam VT Growth and Income (Grandmaster (TM))                                       --             (73,399)             5,061
  Putnam VT Growth and Income (IQ Annuity (TM))                                        --             (81,108)             6,381
  Putnam VT Growth and Income (Pinnacleplus (TM))                                      (1)             (3,962)               632
  Putnam VT International Equity (AnnuiChoice (TM))                                    --             (31,839)             4,056
  Putnam VT International Equity (GrandMaster flex3 (TM))                               1             (48,517)             7,834
  Putnam VT International Equity (Grandmaster (TM))                                     1             (50,638)             6,290
  Putnam VT International Equity (IQ Annuity (TM))                                     --             (79,853)             7,771
  Putnam VT International Equity (Pinnacleplus (TM))                                    1             (35,216)            10,297
  Putnam VT Small Cap Value (AnnuiChoice (TM))                                         (1)            (92,737)            20,787


                                                                            Net increase
                                                                          (decrease) in net
                                                                          assets resulting
Division                                                                   from operations
-------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2(CONTINUED):
  Fidelity VIP Investment Grade Bond (AnnuiChoice II (TM))                    $         620
  Fidelity VIP Mid Cap (AnnuiChoice (TM))                                           147,520
  Fidelity VIP Mid Cap (GrandMaster flex3 (TM))                                     251,974
  Fidelity VIP Mid Cap (IQ Annuity (TM))                                            301,066
  Fidelity VIP Mid Cap (Pinnacleplus (TM))                                          318,338
  Fidelity VIP Mid Cap (AnnuiChoice II (TM))                                          4,399
  Fidelity VIP Mid Cap (Grandmaster (TM))                                            75,392
  Fidelity VIP Overseas (AnnuiChoice (TM))                                           58,728
  Fidelity VIP Overseas (GrandMaster (TM))(April 27)*                                66,019
  Fidelity VIP Overseas (GrandMaster flex3 (TM))                                     72,683
  Fidelity VIP Overseas (IQ3 (TM))                                                   75,031
  Fidelity VIP Overseas (Pinnacleplus (TM))                                         108,521
  Fidelity VIP Overseas (AnnuiChoice II (TM))                                         7,420
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice (TM))                             8,037
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 (TM))                       2,245
  Van Kampen UIF Emerging Markets Debt (IQ3 (TM))                                     2,831
  Van Kampen UIF U.S. Real Estate (AnnuiChoice (TM))                                (70,742)
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 (TM))                          (63,670)
  Van Kampen UIF U.S. Real Estate (IQ3 (TM))                                        (19,040)
  Van Kampen UIF U.S. Real Estate (AnnuiChoice II (TM))                             (96,143)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice (TM))                                       3,073
  Putnam VT Discovery Growth (Grandmaster (TM))                                         558
  Putnam VT Discovery Growth (IQ Annuity (TM))                                        7,037
  Putnam VT Discovery Growth (PinnaclePlus (TM))(April 29)*                              (8)
  Putnam VT Growth and Income (AnnuiChoice (TM))                                     13,154
  Putnam VT Growth and Income (GrandMaster flex3 (TM))                                3,881
  Putnam VT Growth and Income (Grandmaster (TM))                                     13,748
  Putnam VT Growth and Income (IQ Annuity (TM))                                      19,982
  Putnam VT Growth and Income (Pinnacleplus (TM))                                     1,918
  Putnam VT International Equity (AnnuiChoice (TM))                                  10,021
  Putnam VT International Equity (GrandMaster flex3 (TM))                            19,768
  Putnam VT International Equity (Grandmaster (TM))                                  15,924
  Putnam VT International Equity (IQ Annuity (TM))                                   18,764
  Putnam VT International Equity (Pinnacleplus (TM))                                 25,294
  Putnam VT Small Cap Value (AnnuiChoice (TM))                                       29,232

SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                                        13


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                                            INVESTMENT
                                                                              INCOME           EXPENSES
                                                                           --------------------------------

                                                                                            Mortality and
                                                                                           expense risk and
                                                                            Reinvested      administrative     Net investment
Division                                                                     dividends         charges         income (loss)
---------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT Small Cap Value (GrandMaster flex3 (TM))                         $      13,805   $          3,012   $         10,793
  Putnam VT Small Cap Value (Grandmaster (TM))                                      40,329              7,980             32,349
  Putnam VT Small Cap Value (IQ Annuity (TM))                                       15,869              3,374             12,495
  Putnam VT Small Cap Value (Pinnacleplus (TM))                                     15,790              3,077             12,713
  Putnam VT Small Cap Value (AnnuiChoice II (TM))                                      330                 44                286
  Putnam VT The George Putnam Fund of Boston (GrandMaster flex3 (TM))                  391                 39                352
  Putnam VT The George Putnam Fund of Boston (Grandmaster (TM))                      7,683                667              7,016
  Putnam VT The George Putnam Fund of Boston (IQ Annuity (TM))                         125                 12                113
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus (TM))                     2,112                221              1,891
  Putnam VT Voyager (GrandMaster flex3 (TM))                                            --                 --                 --
  Putnam VT Voyager (Grandmaster (TM))                                                  --                 80                (80)
  Putnam VT Voyager (IQ Annuity (TM))                                                   --                 79                (79)
  Putnam VT Voyager (Pinnacleplus (TM))                                                 --                251               (251)
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity (TM))                                      8,880              4,283              4,597
  Franklin Growth and Income Securities (AnnuiChoice (TM))                          26,085              4,321             21,764
  Franklin Growth and Income Securities (AnnuiChoice II (TM))                        1,200                239                961
  Franklin Growth and Income Securities (GrandMaster flex3 (TM))                    16,714              4,943             11,771
  Franklin Growth and Income Securities (Grandmaster (TM))                          52,994             12,554             40,440
  Franklin Growth and Income Securities (IQ Annuity (TM))                           56,263             14,577             41,686
  Franklin Growth and Income Securities (Pinnacleplus (TM))                         63,428             18,757             44,671
  Franklin Income Securities (AnnuiChoice (TM))                                     22,712              4,515             18,197
  Franklin Income Securities (AnnuiChoice II (TM))                                   2,453                442              2,011
  Franklin Income Securities (GrandMaster flex3 (TM))                              111,380             35,831             75,549
  Franklin Income Securities (Grandmaster (TM))                                    125,884             32,787             93,097
  Franklin Income Securities (IQ Annuity (TM))                                      64,480             19,994             44,486
  Franklin Income Securities (Pinnacleplus (TM))                                    90,787             30,591             60,196
  Franklin Large Cap Growth Securities (AnnuiChoice (TM))                              375                425                (50)
  Franklin Large Cap Growth Securities (GrandMaster flex3 (TM))                      1,975              3,156             (1,181)
  Franklin Large Cap Growth Securities (Grandmaster (TM))                            1,106              1,549               (443)
  Franklin Large Cap Growth Securities (IQ Annuity (TM))                             2,264              3,490             (1,226)
  Franklin Large Cap Growth Securities (Pinnacleplus (TM))                           2,662              4,744             (2,082)
  Franklin Large Cap Growth Securities (AnnuiChoice II (TM))                           680                529                151
  Franklin Mutual Shares Securities (AnnuiChoice (TM))                              20,853              7,781             13,072
  Franklin Mutual Shares Securities (AnnuiChoice II (TM))                            2,422                837              1,585
  Franklin Mutual Shares Securities (GrandMaster flex3 (TM))                        37,761             20,904             16,857
  Franklin Mutual Shares Securities (IQ Annuity (TM))                               15,032              7,943              7,089

                                                                            Realized gain
                                                                          (loss) on sales of   Realized gain   Beginning of
Division                                                                     investments       distributions      period
------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT Small Cap Value (GrandMaster flex3 (TM))                          $          4,843   $      55,512   $     31,427
  Putnam VT Small Cap Value (Grandmaster (TM))                                          75,511         162,163        152,455
  Putnam VT Small Cap Value (IQ Annuity (TM))                                           38,696          63,806         67,502
  Putnam VT Small Cap Value (Pinnacleplus (TM))                                         (3,033)         63,494         31,879
  Putnam VT Small Cap Value (AnnuiChoice II (TM))                                         (572)          1,324             82
  Putnam VT The George Putnam Fund of Boston (GrandMaster flex3 (TM))                       49             548            655
  Putnam VT The George Putnam Fund of Boston (Grandmaster (TM))                          2,550          10,751         14,516
  Putnam VT The George Putnam Fund of Boston (IQ Annuity (TM))                             226             176            421
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus (TM))                        (1,195)          2,954          2,072
  Putnam VT Voyager (GrandMaster flex3 (TM))                                                --              --             --
  Putnam VT Voyager (Grandmaster (TM))                                                   3,469              --          2,705
  Putnam VT Voyager (IQ Annuity (TM))                                                    1,860              --          1,157
  Putnam VT Voyager (Pinnacleplus (TM))                                                  4,337              --          2,880
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity (TM))                                         25,015          17,233         48,930
  Franklin Growth and Income Securities (AnnuiChoice (TM))                               2,600          41,756          9,024
  Franklin Growth and Income Securities (AnnuiChoice II (TM))                            (518)           1,921             --
  Franklin Growth and Income Securities (GrandMaster flex3 (TM))                         4,528          26,755         16,805
  Franklin Growth and Income Securities (Grandmaster (TM))                              36,105          84,832         48,048
  Franklin Growth and Income Securities (IQ Annuity (TM))                               51,048          90,063         81,155
  Franklin Growth and Income Securities (Pinnacleplus (TM))                             38,181         101,533         51,666
  Franklin Income Securities (AnnuiChoice (TM))                                         11,353           2,683         63,055
  Franklin Income Securities (AnnuiChoice II (TM))                                          11             290             --
  Franklin Income Securities (GrandMaster flex3 (TM))                                   37,403          13,155        289,649
  Franklin Income Securities (Grandmaster (TM))                                        110,073          14,868        235,390
  Franklin Income Securities (IQ Annuity (TM))                                          49,486           7,616        153,161
  Franklin Income Securities (Pinnacleplus (TM))                                        12,850          10,723        248,881
  Franklin Large Cap Growth Securities (AnnuiChoice (TM))                                1,694             369          6,383
  Franklin Large Cap Growth Securities (GrandMaster flex3 (TM))                         16,239           1,944         28,982
  Franklin Large Cap Growth Securities (Grandmaster (TM))                                6,404           1,089         17,968
  Franklin Large Cap Growth Securities (IQ Annuity (TM))                                 6,853           2,228         29,008
  Franklin Large Cap Growth Securities (Pinnacleplus (TM))                              14,614           2,620         36,484
  Franklin Large Cap Growth Securities (AnnuiChoice II (TM))                                99             670            102
  Franklin Mutual Shares Securities (AnnuiChoice (TM))                                  27,877          28,909        126,801
  Franklin Mutual Shares Securities (AnnuiChoice II (TM))                                   13           3,358             --
  Franklin Mutual Shares Securities (GrandMaster flex3 (TM))                            37,115          52,347        246,294
  Franklin Mutual Shares Securities (IQ Annuity (TM))                                   20,846          20,837         77,010

                                                                              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                          NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                                            Change in net
                                                                                             unrealized       Net realized and
                                                                                            appreciation         unrealized
                                                                                           (depreciation)      gain (loss) on
Division                                                                  End of period   during the period     investments
--------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT Small Cap Value (GrandMaster flex3 (TM))                        $          (1)  $         (31,428)  $         28,927
  Putnam VT Small Cap Value (Grandmaster (TM))                                         --            (152,455)            85,219
  Putnam VT Small Cap Value (IQ Annuity (TM))                                          --             (67,502)            35,000
  Putnam VT Small Cap Value (Pinnacleplus (TM))                                        --             (31,879)            28,582
  Putnam VT Small Cap Value (AnnuiChoice II (TM))                                      --                 (82)               670
  Putnam VT The George Putnam Fund of Boston (GrandMaster flex3 (TM))                  (1)               (656)               (59)
  Putnam VT The George Putnam Fund of Boston (Grandmaster (TM))                        --             (14,516)            (1,215)
  Putnam VT The George Putnam Fund of Boston (IQ Annuity (TM))                          1                (420)               (18)
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus (TM))                       --              (2,072)              (313)
  Putnam VT Voyager (GrandMaster flex3 (TM))                                           --                  --                 --
  Putnam VT Voyager (Grandmaster (TM))                                                 --              (2,705)               764
  Putnam VT Voyager (IQ Annuity (TM))                                                  --              (1,157)               703
  Putnam VT Voyager (Pinnacleplus (TM))                                                --              (2,880)             1,457
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity (TM))                                    43,983              (4,947)            37,301
  Franklin Growth and Income Securities (AnnuiChoice (TM))                        (66,547)            (75,571)           (31,215)
  Franklin Growth and Income Securities (AnnuiChoice II (TM))                      (2,176)             (2,176)              (773)
  Franklin Growth and Income Securities (GrandMaster flex3 (TM))                  (29,938)            (46,743)           (15,460)
  Franklin Growth and Income Securities (Grandmaster (TM))                       (126,415)           (174,463)           (53,526)
  Franklin Growth and Income Securities (IQ Annuity (TM))                        (104,864)           (186,019)           (44,908)
  Franklin Growth and Income Securities (Pinnacleplus (TM))                      (155,655)           (207,321)           (67,607)
  Franklin Income Securities (AnnuiChoice (TM))                                    57,615              (5,440)             8,596
  Franklin Income Securities (AnnuiChoice II (TM))                                   (909)               (909)              (608)
  Franklin Income Securities (GrandMaster flex3 (TM))                             296,768               7,119             57,677
  Franklin Income Securities (Grandmaster (TM))                                   171,999             (63,391)            61,550
  Franklin Income Securities (IQ Annuity (TM))                                    135,155             (18,006)            39,096
  Franklin Income Securities (Pinnacleplus (TM))                                  264,390              15,509             39,082
  Franklin Large Cap Growth Securities (AnnuiChoice (TM))                          11,175               4,792              6,855
  Franklin Large Cap Growth Securities (GrandMaster flex3 (TM))                    43,105              14,123             32,306
  Franklin Large Cap Growth Securities (Grandmaster (TM))                          26,185               8,217             15,710
  Franklin Large Cap Growth Securities (IQ Annuity (TM))                           54,306              25,298             34,379
  Franklin Large Cap Growth Securities (Pinnacleplus (TM))                         63,394              26,910             44,144
  Franklin Large Cap Growth Securities (AnnuiChoice II (TM))                        5,740               5,638              6,407
  Franklin Mutual Shares Securities (AnnuiChoice (TM))                            118,174              (8,627)            48,159
  Franklin Mutual Shares Securities (AnnuiChoice II (TM))                             630                 630              4,001
  Franklin Mutual Shares Securities (GrandMaster flex3 (TM))                      208,810             (37,484)            51,978
  Franklin Mutual Shares Securities (IQ Annuity (TM))                              58,889             (18,121)            23,562

                                                                            Net increase
                                                                          (decrease) in net
                                                                          assets resulting
Division                                                                   from operations
-------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT Small Cap Value (GrandMaster flex3 (TM))                          $      39,720
  Putnam VT Small Cap Value (Grandmaster (TM))                                      117,568
  Putnam VT Small Cap Value (IQ Annuity (TM))                                        47,495
  Putnam VT Small Cap Value (Pinnacleplus (TM))                                      41,295
  Putnam VT Small Cap Value (AnnuiChoice II (TM))                                       956
  Putnam VT The George Putnam Fund of Boston (GrandMaster flex3 (TM))                   293
  Putnam VT The George Putnam Fund of Boston (Grandmaster (TM))                       5,801
  Putnam VT The George Putnam Fund of Boston (IQ Annuity (TM))                           95
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus (TM))                      1,578
  Putnam VT Voyager (GrandMaster flex3 (TM))                                             --
  Putnam VT Voyager (Grandmaster (TM))                                                  684
  Putnam VT Voyager (IQ Annuity (TM))                                                   624
  Putnam VT Voyager (Pinnacleplus (TM))                                               1,206
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity (TM))                                      41,898
  Franklin Growth and Income Securities (AnnuiChoice (TM))                           (9,451)
  Franklin Growth and Income Securities (AnnuiChoice II (TM))                           188
  Franklin Growth and Income Securities (GrandMaster flex3 (TM))                     (3,689)
  Franklin Growth and Income Securities (Grandmaster (TM))                          (13,086)
  Franklin Growth and Income Securities (IQ Annuity (TM))                            (3,222)
  Franklin Growth and Income Securities (Pinnacleplus (TM))                         (22,936)
  Franklin Income Securities (AnnuiChoice (TM))                                      26,793
  Franklin Income Securities (AnnuiChoice II (TM))                                    1,403
  Franklin Income Securities (GrandMaster flex3 (TM))                               133,226
  Franklin Income Securities (Grandmaster (TM))                                     154,647
  Franklin Income Securities (IQ Annuity (TM))                                       83,582
  Franklin Income Securities (Pinnacleplus (TM))                                     99,278
  Franklin Large Cap Growth Securities (AnnuiChoice (TM))                             6,805
  Franklin Large Cap Growth Securities (GrandMaster flex3 (TM))                      31,125
  Franklin Large Cap Growth Securities (Grandmaster (TM))                            15,267
  Franklin Large Cap Growth Securities (IQ Annuity (TM))                             33,153
  Franklin Large Cap Growth Securities (Pinnacleplus (TM))                           42,062
  Franklin Large Cap Growth Securities (AnnuiChoice II (TM))                          6,558
  Franklin Mutual Shares Securities (AnnuiChoice (TM))                               61,231
  Franklin Mutual Shares Securities (AnnuiChoice II (TM))                             5,586
  Franklin Mutual Shares Securities (GrandMaster flex3 (TM))                         68,835
  Franklin Mutual Shares Securities (IQ Annuity (TM))                                30,651


SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                                        14


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                                            INVESTMENT
                                                                              INCOME           EXPENSES
                                                                           --------------------------------

                                                                                            Mortality and
                                                                                           expense risk and
                                                                            Reinvested      administrative     Net investment
Division                                                                     dividends         charges         income (loss)
---------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities (Pinnacleplus (TM))                      $      42,124   $         23,801   $         18,323
  Franklin Mutual Shares Securities Standard (IQ Advisor (TM))                         283                 62                221
  Franklin Mutual Shares Securities(Grandmaster (TM))                               31,359             14,924             16,435
  Franklin Small Cap Value Securities (AnnuiChoice (TM))(July 16)*                      --                 18                (18)
  Franklin Small Cap Value Securities (AnnuiChoice II (TM))(July 30)*                   --                 --                 --
  Franklin Small Cap Value Securities (Grandmaster (TM))(July 2)*                       --                 52                (52)
  Franklin Small Cap Value Securities (GrandmasterFlex3 (TM))(May 03)*                 480                283                197
  Franklin Small Cap Value Securities (IQ  (TM))(April 30)*                            141                132                  9
  Franklin Small Cap Value Securities (IQ Advisor Standard  (TM))(April 30)*            --                 --                 --
  Franklin Small Cap Value Securities (IQ Advisor Enhanced  (TM))(April 30)*            --                 --                 --
  Franklin Small Cap Value Securities (PinnaclePlus  (TM))(July 24)*                    --                 40                (40)
  Templeton Foriegn Securities Fund (GrandMaster flex3 (TM))                        12,659              6,769              5,890
  Templeton Foriegn Securities Fund (Grandmaster (TM))                               6,484              3,717              2,767
  Templeton Foriegn Securities Fund (Pinnacleplus (TM))                             15,454              8,719              6,735
  Templeton Foreign Securities Fund (AnnuiChoice (TM))                               2,486                899              1,587
  Templeton Foreign Securities Fund (AnnuiChoice II (TM))                              135                 43                 92
  Templeton Growth Securities (AnnuiChoice (TM))                                     2,858              1,084              1,774
  Templeton Growth Securities (AnnuiChoice II (TM))(January 12)*                       291                133                158
  Templeton Growth Securities (GrandMaster flex3 (TM))                              21,784             14,878              6,906
  Templeton Growth Securities (Grandmaster (TM))                                    20,358             12,278              8,080
  Templeton Growth Securities (IQ Annuity (TM))                                     14,973             11,458              3,515
  Templeton Growth Securities (Pinnacleplus (TM))                                   17,599             13,281              4,318
  Templeton Growth Securities Standard (IQ Advisor (TM))                               115                 31                 84
  Van Kampen LIT Comstock (AnnuiChoice (TM))                                         1,961                888              1,073
  Van Kampen LIT Comstock (GrandMaster flex3 (TM))                                   5,588              3,885              1,703
  Van Kampen LIT Comstock (Grandmaster (TM))                                         3,010              1,826              1,184
  Van Kampen LIT Comstock (IQ Annuity (TM))                                          2,491              1,703                788
  Van Kampen LIT Comstock (Pinnacleplus (TM))                                        5,830              4,517              1,313
  Van Kampen LIT Strategic Growth (GrandMaster flex3 (TM))                              --                145               (145)
  Van Kampen LIT Strategic Growth (Grandmaster (TM))                                    --                 46                (46)
  Van Kampen LIT Strategic Growth (IQ Annuity (TM))                                     --                 14                (14)
  Van Kampen LIT Strategic Growth (Pinnacleplus (TM))                                   --              1,590             (1,590)
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice (TM))(November 14)*                 --                 --                 --
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice II (TM))(April 27)*                 --                 --                 --
  Van Kampen UIF Emerging Markets Debt (Grandmaster (TM))                            4,620                688              3,932
  Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3 (TM))(May 07)*                762                127                635
  Van Kampen UIF Emerging Markets Debt (IQ (TM))(July 20)*                              --                 77                (77)

                                                                            Realized gain
                                                                          (loss) on sales of   Realized gain   Beginning of
Division                                                                     investments       distributions      period
------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities (Pinnacleplus (TM))                       $         61,402   $      58,396   $    213,226
  Franklin Mutual Shares Securities Standard (IQ Advisor (TM))                               9             393          1,523
  Franklin Mutual Shares Securities(Grandmaster (TM))                                   69,655          43,473        217,349
  Franklin Small Cap Value Securities (AnnuiChoice (TM))(July 16)*                          (6)             --             --
  Franklin Small Cap Value Securities (AnnuiChoice II (TM))(July 30)*                       --              --             --
  Franklin Small Cap Value Securities (Grandmaster (TM))(July 2)*                          (31)             --             --
  Franklin Small Cap Value Securities (GrandmasterFlex3 (TM))(May 03)*                     (22)          1,789             --
  Franklin Small Cap Value Securities (IQ  (TM))(April 30)*                             (6,771)            526             --
  Franklin Small Cap Value Securities (IQ Advisor Standard  (TM))(April 30)*                --              --             --
  Franklin Small Cap Value Securities (IQ Advisor Enhanced  (TM))(April 30)*                --              --             --
  Franklin Small Cap Value Securities (PinnaclePlus  (TM))(July 24)*                        (2)             --             --
  Templeton Foriegn Securities Fund (GrandMaster flex3 (TM))                            32,001          24,566         99,914
  Templeton Foriegn Securities Fund (Grandmaster (TM))                                  25,765          12,582         18,005
  Templeton Foriegn Securities Fund (Pinnacleplus (TM))                                 20,136          29,990        116,354
  Templeton Foreign Securities Fund (AnnuiChoice (TM))                                   1,623           4,823         14,345
  Templeton Foreign Securities Fund (AnnuiChoice II (TM))                                    5             260            152
  Templeton Growth Securities (AnnuiChoice (TM))                                           603           6,669         11,270
  Templeton Growth Securities (AnnuiChoice II (TM))(January 12)*                            (1)            680             --
  Templeton Growth Securities (GrandMaster flex3 (TM))                                  18,812          50,840        157,462
  Templeton Growth Securities (Grandmaster (TM))                                        19,720          47,512         83,220
  Templeton Growth Securities (IQ Annuity (TM))                                        155,137          34,946        135,906
  Templeton Growth Securities (Pinnacleplus (TM))                                       64,716          41,075        143,852
  Templeton Growth Securities Standard (IQ Advisor (TM))                                     4             270            940
  Van Kampen LIT Comstock (AnnuiChoice (TM))                                               260           2,414          5,745
  Van Kampen LIT Comstock (GrandMaster flex3 (TM))                                       6,694           6,875         32,538
  Van Kampen LIT Comstock (Grandmaster (TM))                                             4,120           3,702         19,718
  Van Kampen LIT Comstock (IQ Annuity (TM))                                              1,193           3,067         14,719
  Van Kampen LIT Comstock (Pinnacleplus (TM))                                            9,758           7,175         40,449
  Van Kampen LIT Strategic Growth (GrandMaster flex3 (TM))                                  96              --           (539)
  Van Kampen LIT Strategic Growth (Grandmaster (TM))                                       329              --           (166)
  Van Kampen LIT Strategic Growth (IQ Annuity (TM))                                          3              --            222
  Van Kampen LIT Strategic Growth (Pinnacleplus (TM))                                   18,548              --          9,206
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice (TM))(November 14)*                     --              --             --
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice II (TM))(April 27)*                     --              --             --
  Van Kampen UIF Emerging Markets Debt (Grandmaster (TM))                                  496           1,511          1,296
  Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3 (TM))(May 07)*                    (22)            249             --
  Van Kampen UIF Emerging Markets Debt (IQ (TM))(July 20)*                                  (1)             --             --

                                                                              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                          NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                                            Change in net
                                                                                             unrealized       Net realized and
                                                                                            appreciation         unrealized
                                                                                           (depreciation)      gain (loss) on
Division                                                                  End of period   during the period     investments
--------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities (Pinnacleplus (TM))                     $     144,746   $         (68,480)  $         51,318
  Franklin Mutual Shares Securities Standard (IQ Advisor (TM))                      1,610                  87                489
  Franklin Mutual Shares Securities(Grandmaster (TM))                             152,610             (64,739)            48,389
  Franklin Small Cap Value Securities (AnnuiChoice (TM))(July 16)*                   (407)               (407)              (413)
  Franklin Small Cap Value Securities (AnnuiChoice II (TM))(July 30)*                  --                  --                 --
  Franklin Small Cap Value Securities (Grandmaster (TM))(July 2)*                  (1,069)             (1,069)            (1,100)
  Franklin Small Cap Value Securities (GrandmasterFlex3 (TM))(May 03)*             (3,777)             (3,777)            (2,010)
  Franklin Small Cap Value Securities (IQ  (TM))(April 30)*                            55                  55             (6,190)
  Franklin Small Cap Value Securities (IQ Advisor Standard  (TM))(April 30)*           --                  --                 --
  Franklin Small Cap Value Securities (IQ Advisor Enhanced  (TM))(April 30)*           --                  --                 --
  Franklin Small Cap Value Securities (PinnaclePlus  (TM))(July 24)*                 (608)               (608)              (610)
  Templeton Foriegn Securities Fund (GrandMaster flex3 (TM))                      100,502                 588             57,155
  Templeton Foriegn Securities Fund (Grandmaster (TM))                              5,991             (12,014)            26,333
  Templeton Foriegn Securities Fund (Pinnacleplus (TM))                           138,884              22,530             72,656
  Templeton Foreign Securities Fund (AnnuiChoice (TM))                             19,421               5,076             11,522
  Templeton Foreign Securities Fund (AnnuiChoice II (TM))                             454                 302                567
  Templeton Growth Securities (AnnuiChoice (TM))                                    6,955              (4,315)             2,957
  Templeton Growth Securities (AnnuiChoice II (TM))(January 12)*                     (333)               (333)               346
  Templeton Growth Securities (GrandMaster flex3 (TM))                            121,579             (35,883)            33,769
  Templeton Growth Securities (Grandmaster (TM))                                   51,472             (31,748)            35,484
  Templeton Growth Securities (IQ Annuity (TM))                                    15,778            (120,128)            69,955
  Templeton Growth Securities (Pinnacleplus (TM))                                  73,329             (70,523)            35,268
  Templeton Growth Securities Standard (IQ Advisor (TM))                              888                 (52)               222
  Van Kampen LIT Comstock (AnnuiChoice (TM))                                        5,491                (254)             2,420
  Van Kampen LIT Comstock (GrandMaster flex3 (TM))                                 26,393              (6,145)             7,424
  Van Kampen LIT Comstock (Grandmaster (TM))                                       14,342              (5,376)             2,446
  Van Kampen LIT Comstock (IQ Annuity (TM))                                        13,081              (1,638)             2,622
  Van Kampen LIT Comstock (Pinnacleplus (TM))                                      30,922              (9,527)             7,406
  Van Kampen LIT Strategic Growth (GrandMaster flex3 (TM))                          1,471               2,010              2,106
  Van Kampen LIT Strategic Growth (Grandmaster (TM))                                   48                 214                543
  Van Kampen LIT Strategic Growth (IQ Annuity (TM))                                   408                 186                189
  Van Kampen LIT Strategic Growth (Pinnacleplus (TM))                              16,673               7,467             26,015
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice (TM))(November 14)*                --                  --                 --
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice II (TM))(April 27)*                --                  --                 --
  Van Kampen UIF Emerging Markets Debt (Grandmaster (TM))                          (2,468)             (3,764)            (1,757)
  Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3 (TM))(May 07)*              (641)               (641)              (414)
  Van Kampen UIF Emerging Markets Debt (IQ (TM))(July 20)*                            817                 817                816

                                                                            Net increase
                                                                          (decrease) in net
                                                                          assets resulting
Division                                                                   from operations
-------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities (Pinnacleplus (TM))                       $      69,641
  Franklin Mutual Shares Securities Standard (IQ Advisor (TM))                          710
  Franklin Mutual Shares Securities(Grandmaster (TM))                                64,824
  Franklin Small Cap Value Securities (AnnuiChoice (TM))(July 16)*                     (431)
  Franklin Small Cap Value Securities (AnnuiChoice II (TM))(July 30)*                    --
  Franklin Small Cap Value Securities (Grandmaster (TM))(July 2)*                    (1,152)
  Franklin Small Cap Value Securities (GrandmasterFlex3 (TM))(May 03)*               (1,813)
  Franklin Small Cap Value Securities (IQ  (TM))(April 30)*                          (6,181)
  Franklin Small Cap Value Securities (IQ Advisor Standard  (TM))(April 30)*             --
  Franklin Small Cap Value Securities (IQ Advisor Enhanced  (TM))(April 30)*             --
  Franklin Small Cap Value Securities (PinnaclePlus  (TM))(July 24)*                   (650)
  Templeton Foriegn Securities Fund (GrandMaster flex3 (TM))                         63,045
  Templeton Foriegn Securities Fund (Grandmaster (TM))                               29,100
  Templeton Foriegn Securities Fund (Pinnacleplus (TM))                              79,391
  Templeton Foreign Securities Fund (AnnuiChoice (TM))                               13,109
  Templeton Foreign Securities Fund (AnnuiChoice II (TM))                               659
  Templeton Growth Securities (AnnuiChoice (TM))                                      4,731
  Templeton Growth Securities (AnnuiChoice II (TM))(January 12)*                        504
  Templeton Growth Securities (GrandMaster flex3 (TM))                               40,675
  Templeton Growth Securities (Grandmaster (TM))                                     43,564
  Templeton Growth Securities (IQ Annuity (TM))                                      73,470
  Templeton Growth Securities (Pinnacleplus (TM))                                    39,586
  Templeton Growth Securities Standard (IQ Advisor (TM))                                306
  Van Kampen LIT Comstock (AnnuiChoice (TM))                                          3,493
  Van Kampen LIT Comstock (GrandMaster flex3 (TM))                                    9,127
  Van Kampen LIT Comstock (Grandmaster (TM))                                          3,630
  Van Kampen LIT Comstock (IQ Annuity (TM))                                           3,410
  Van Kampen LIT Comstock (Pinnacleplus (TM))                                         8,719
  Van Kampen LIT Strategic Growth (GrandMaster flex3 (TM))                            1,961
  Van Kampen LIT Strategic Growth (Grandmaster (TM))                                    497
  Van Kampen LIT Strategic Growth (IQ Annuity (TM))                                     175
  Van Kampen LIT Strategic Growth (Pinnacleplus (TM))                                24,425
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice (TM))(November 14)*                  --
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice II (TM))(April 27)*                  --
  Van Kampen UIF Emerging Markets Debt (Grandmaster (TM))                             2,175
  Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3 (TM))(May 07)*                 221
  Van Kampen UIF Emerging Markets Debt (IQ (TM))(July 20)*                              739

SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                                        15


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007

                                                                            INVESTMENT
                                                                              INCOME           EXPENSES
                                                                           --------------------------------

                                                                                            Mortality and
                                                                                           expense risk and
                                                                            Reinvested      administrative     Net investment
Division                                                                     dividends         charges         income (loss)
---------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus (TM))                   $      26,511   $          4,282   $         22,229
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice (TM))                          6,183              4,759              1,424
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 (TM))                    5,749              7,163             (1,414)
  Van Kampen UIF Emerging Markets Equity (Grandmaster (TM))                          3,501              4,465               (964)
  Van Kampen UIF Emerging Markets Equity (IQ Annuity (TM))                           1,074              1,234               (160)
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus (TM))                         7,422              9,945             (2,523)
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice II (TM))                       1,663              1,471                192
  Van Kampen UIF Emerging Markets Equity (IQ Advisor Enhanced (TM))                     --                 50                (50)
  Van Kampen UIF U. S. Real Estate (AnnuiChoice (TM))(May 02)*                         731                111                620
  Van Kampen UIF U. S. Real Estate (AnnuiChoice II (TM))(May 09)*                      750                189                561
  Van Kampen UIF U.S. Real Estate (Grandmaster (TM))                                10,839              6,039              4,800
  Van Kampen UIF U.S. Real Estate (GrandmasterFlex3 (TM))(April 30)*                 1,330                399                931
  Van Kampen UIF U.S. Real Estate (IQ  (TM))                                           443                354                 89
  Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced (TM))                            --                 43                (43)
  Van Kampen UIF U. S. Real Estate (Pinnacleplus (TM))                              21,286             14,492              6,794
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice (TM))                                       14,322              3,799             10,523
  DWS Equity 500 Index VIP (GrandMaster flex3 (TM))                                 12,788              4,968              7,820
  DWS Equity 500 Index VIP (Grandmaster (TM))                                       42,721             15,266             27,455
  DWS Equity 500 Index VIP (IQ3 (TM))                                                5,508              1,770              3,738
  DWS Equity 500 Index VIP (Pinnacleplus (TM))                                      25,698              9,664             16,034
  DWS Equity 500 Index VIP (AnnuiChoice II (TM))                                       618                101                517
  DWS Small Cap Index VIP (AnnuiChoice (TM))                                         1,401              1,010                391
  DWS Small Cap Index VIP (AnnuiChoice II (TM))(January 12)                             93                 69                 24
  DWS Small Cap Index VIP (GrandMaster flex3 (TM))                                   2,263              2,680               (417)
  DWS Small Cap Index VIP (Grandmaster (TM))                                           255                572               (317)
  DWS Small Cap Index VIP (IQ3 (TM))                                                 1,475              1,760               (285)
  DWS Small Cap Index VIP (Pinnacleplus (TM))                                        5,720              6,840             (1,120)

                                                                            Realized gain
                                                                          (loss) on sales of   Realized gain   Beginning of
Division                                                                     investments       distributions      period
------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus (TM))                    $           (195)  $       8,672   $      8,373
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice (TM))                             68,765          77,351         81,064
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 (TM))                       14,838          71,919         72,023
  Van Kampen UIF Emerging Markets Equity (Grandmaster (TM))                             70,085          43,796         99,158
  Van Kampen UIF Emerging Markets Equity (IQ Annuity (TM))                               6,334          13,443         13,358
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus (TM))                            64,676          92,850        120,745
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice II (TM))                             715          20,805          5,799
  Van Kampen UIF Emerging Markets Equity (IQ Advisor Enhanced (TM))                      2,661              --            983
  Van Kampen UIF U. S. Real Estate (AnnuiChoice (TM))(May 02)*                          (5,787)          2,815             --
  Van Kampen UIF U. S. Real Estate (AnnuiChoice II (TM))(May 09)*                          (25)          2,892             --
  Van Kampen UIF U.S. Real Estate (Grandmaster (TM))                                    64,789          41,763        170,062
  Van Kampen UIF U.S. Real Estate (GrandmasterFlex3 (TM))(April 30)*                    (1,280)          5,124             --
  Van Kampen UIF U.S. Real Estate (IQ  (TM))                                            (2,418)          1,709             --
  Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced (TM))                               769              --            627
  Van Kampen UIF U. S. Real Estate (Pinnacleplus (TM))                                 120,551          82,018        270,923
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice (TM))                                          234,374              --        184,271
  DWS Equity 500 Index VIP (GrandMaster flex3 (TM))                                    169,913              --        128,849
  DWS Equity 500 Index VIP (Grandmaster (TM))                                          749,111              --        595,089
  DWS Equity 500 Index VIP (IQ3 (TM))                                                   60,911              --         45,082
  DWS Equity 500 Index VIP (Pinnacleplus (TM))                                         339,422              --        254,649
  DWS Equity 500 Index VIP (AnnuiChoice II (TM))                                         2,487              --            112
  DWS Small Cap Index VIP (AnnuiChoice (TM))                                             1,782           7,694         17,826
  DWS Small Cap Index VIP (AnnuiChoice II (TM))(January 12)                                 (2)            509             --
  DWS Small Cap Index VIP (GrandMaster flex3 (TM))                                      12,372          12,427         24,619
  DWS Small Cap Index VIP (Grandmaster (TM))                                            (3,146)          1,397          2,143
  DWS Small Cap Index VIP (IQ3 (TM))                                                     1,140           8,102         12,854
  DWS Small Cap Index VIP (Pinnacleplus (TM))                                            5,820          31,406         88,799

                                                                              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                          NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                                                                          ----------------------------------------------------------
                                                                                            Change in net
                                                                                             unrealized       Net realized and
                                                                                            appreciation         unrealized
                                                                                           (depreciation)      gain (loss) on
Division                                                                  End of period   during the period     investments
--------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus (TM))                  $     (12,250)  $         (20,623)  $        (12,146)
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice (TM))                        32,473             (48,591)            97,525
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 (TM))                 186,015             113,992            200,749
  Van Kampen UIF Emerging Markets Equity (Grandmaster (TM))                       111,908              12,750            126,631
  Van Kampen UIF Emerging Markets Equity (IQ Annuity (TM))                         26,513              13,155             32,932
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus (TM))                      211,433              90,688            248,214
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice II (TM))                     37,729              31,930             53,450
  Van Kampen UIF Emerging Markets Equity (IQ Advisor Enhanced (TM))                    --                (983)             1,678
  Van Kampen UIF U. S. Real Estate (AnnuiChoice (TM))(May 02)*                     (1,049)             (1,049)            (4,021)
  Van Kampen UIF U. S. Real Estate (AnnuiChoice II (TM))(May 09)*                  (3,212)             (3,212)              (345)
  Van Kampen UIF U.S. Real Estate (Grandmaster (TM))                               29,497            (140,565)           (34,013)
  Van Kampen UIF U.S. Real Estate (GrandmasterFlex3 (TM))(April 30)*               (7,417)             (7,417)            (3,573)
  Van Kampen UIF U.S. Real Estate (IQ  (TM))                                       (2,937)             (2,937)            (3,646)
  Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced (TM))                           --                (627)               142
  Van Kampen UIF U. S. Real Estate (Pinnacleplus (TM))                             (2,506)           (273,429)           (70,860)
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice (TM))                                          --            (184,271)            50,103
  DWS Equity 500 Index VIP (GrandMaster flex3 (TM))                                    --            (128,849)            41,064
  DWS Equity 500 Index VIP (Grandmaster (TM))                                          --            (595,089)           154,022
  DWS Equity 500 Index VIP (IQ3 (TM))                                                  --             (45,082)            15,829
  DWS Equity 500 Index VIP (Pinnacleplus (TM))                                         --            (254,649)            84,773
  DWS Equity 500 Index VIP (AnnuiChoice II (TM))                                       --                (112)             2,375
  DWS Small Cap Index VIP (AnnuiChoice (TM))                                       10,467              (7,359)             2,117
  DWS Small Cap Index VIP (AnnuiChoice II (TM))(January 12)                          (376)               (376)               131
  DWS Small Cap Index VIP (GrandMaster flex3 (TM))                                  3,364             (21,255)             3,544
  DWS Small Cap Index VIP (Grandmaster (TM))                                         (564)             (2,707)            (4,456)
  DWS Small Cap Index VIP (IQ3 (TM))                                                4,050              (8,804)               438
  DWS Small Cap Index VIP (Pinnacleplus (TM))                                      59,344             (29,455)             7,771


                                                                            Net increase
                                                                          (decrease) in net
                                                                          assets resulting
Division                                                                   from operations
-------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus (TM))                    $      10,083
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice (TM))                          98,949
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 (TM))                   199,335
  Van Kampen UIF Emerging Markets Equity (Grandmaster (TM))                         125,667
  Van Kampen UIF Emerging Markets Equity (IQ Annuity (TM))                           32,772
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus (TM))                        245,691
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice II (TM))                       53,642
  Van Kampen UIF Emerging Markets Equity (IQ Advisor Enhanced (TM))                   1,628
  Van Kampen UIF U. S. Real Estate (AnnuiChoice (TM))(May 02)*                       (3,401)
  Van Kampen UIF U. S. Real Estate (AnnuiChoice II (TM))(May 09)*                       216
  Van Kampen UIF U.S. Real Estate (Grandmaster (TM))                                (29,213)
  Van Kampen UIF U.S. Real Estate (GrandmasterFlex3 (TM))(April 30)*                 (2,642)
  Van Kampen UIF U.S. Real Estate (IQ  (TM))                                         (3,557)
  Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced (TM))                             99
  Van Kampen UIF U. S. Real Estate (Pinnacleplus (TM))                              (64,066)
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (AnnuiChoice (TM))                                        60,626
  DWS Equity 500 Index VIP (GrandMaster flex3 (TM))                                  48,884
  DWS Equity 500 Index VIP (Grandmaster (TM))                                       181,477
  DWS Equity 500 Index VIP (IQ3 (TM))                                                19,567
  DWS Equity 500 Index VIP (Pinnacleplus (TM))                                      100,807
  DWS Equity 500 Index VIP (AnnuiChoice II (TM))                                      2,892
  DWS Small Cap Index VIP (AnnuiChoice (TM))                                          2,508
  DWS Small Cap Index VIP (AnnuiChoice II (TM))(January 12)                             155
  DWS Small Cap Index VIP (GrandMaster flex3 (TM))                                    3,127
  DWS Small Cap Index VIP (Grandmaster (TM))                                         (4,773)
  DWS Small Cap Index VIP (IQ3 (TM))                                                    153
  DWS Small Cap Index VIP (Pinnacleplus (TM))                                         6,651

SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

                       Statements of Changes in Net Assets

              For the Periods Ended September 30, 2007 (Unaudited)


                                                                            INCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
 Touchstone Aggressive ETF (AnnuiChoice(TM))                          $       (5,383)  $     34,299   $       19,149   $     48,065
 Touchstone Aggressive ETF (GrandMaster flex3(TM))                            (8,292)         9,202           42,018         42,928
 Touchstone Aggressive ETF (Grandmaster(TM))                                 (22,201)       459,424         (302,472)       134,751
 Touchstone Aggressive ETF (IQ Annuity(TM))                                  (13,116)       119,584          (52,041)        54,427
 Touchstone Aggressive ETF (Pinnacleplus(TM))                                (11,683)        18,378           48,433         55,128
 Touchstone Balanced (AnnuiChoice(TM))                                          (998)         1,058            7,491          7,551
 Touchstone Balanced (GrandMaster flex3(TM))                                  (4,726)           633           25,451         21,358
 Touchstone Balanced (Grandmaster(TM))                                            (1)            (1)               7              5
 Touchstone Balanced (IQ Annuity(TM))                                         (2,633)         2,490           14,876         14,733
 Touchstone Balanced (Pinnacleplus(TM))                                       (5,578)           754           28,005         23,181
 Touchstone Baron Small Cap (AnnuiChoice(TM))                                 (2,826)        28,821              680         26,675
 Touchstone Baron Small Cap (AnnuiChoice II(TM))(April 09)*                      (73)             4              527            458
 Touchstone Baron Small Cap (GrandMaster flex3(TM))                           (7,882)        55,811           (7,413)        40,516
 Touchstone Baron Small Cap (Grandmaster(TM))                                 (3,480)        53,546          (19,190)        30,876
 Touchstone Baron Small Cap (IQ Annuity(TM))                                 (14,263)        59,249           39,811         84,797
 Touchstone Baron Small Cap (Pinnacleplus(TM))                                (9,320)        21,810           34,744         47,234
 Touchstone Conservative ETF (AnnuiChoice(TM))                                  (251)            26            1,842          1,617
 Touchstone Conservative ETF (GrandMaster flex3(TM))                         (14,944)        32,850           38,128         56,034
 Touchstone Conservative ETF (Grandmaster(TM))                                (1,595)           349            8,429          7,183
 Touchstone Conservative ETF (IQ Annuity(TM))                                (19,073)        19,265           77,916         78,108
 Touchstone Conservative ETF (Pinnacleplus(TM))                              (10,098)        26,494           14,709         31,105
 Touchstone Core Bond (AnnuiChoice(TM))                                       (2,103)         4,228            5,234          7,359
 Touchstone Core Bond (AnnuiChoice II(TM))(April 09)*                           (295)            40            1,208            953
 Touchstone Core Bond (GrandMaster flex3(TM))                                 (6,415)           112           17,902         11,599
 Touchstone Core Bond (Grandmaster(TM))                                         (486)         2,808              639          2,961
 Touchstone Core Bond (IQ Annuity(TM))                                        (4,763)         6,179            7,149          8,565
 Touchstone Core Bond (Pinnacleplus(TM))                                      (2,877)            10            7,664          4,797
 Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))                        (847)           846            1,194          1,193
 Touchstone Eagle Capital Appreciation (GrandMaster(TM))(April 27)*             (307)            70              511            274
 Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))                (1,574)         7,152           (5,289)           289
 Touchstone Eagle Capital Appreciation (IQ Annuity(TM))                       (4,266)        43,705          (36,073)         3,366
 Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))                     (2,115)        13,465           (9,615)         1,735
 Touchstone Enhanced ETF (AnnuiChoice(TM))                                   (15,236)         7,776          144,205        136,745
 Touchstone Enhanced ETF (GrandMaster flex3(TM))                             (24,840)        17,661          139,664        132,485
 Touchstone Enhanced ETF (Grandmaster(TM))                                   (34,148)       255,420          (16,208)       205,064
 Touchstone Enhanced ETF (IQ Annuity(TM))                                    (15,415)       139,513          (52,865)        71,233
 Touchstone Enhanced ETF (Pinnacleplus(TM))                                  (13,676)        19,181           53,592         59,097
 Touchstone Growth & Income (AnnuiChoice(TM))                                   (306)            43            2,629          2,366
 Touchstone Growth & Income (GrandMaster(TM))(April 10)*                          --              5               --              5
 Touchstone Growth & Income (GrandMaster flex3(TM))                             (178)             2            1,046            870
 Touchstone Growth & Income (IQ Annuity(TM))                                    (572)            77            3,121          2,626
 Touchstone Growth & Income (Pinnacleplus(TM))                                (1,221)           153            6,843          5,775
 Touchstone High Yield (AnnuiChoice(TM))                                      (2,836)         1,178            6,934          5,276
 Touchstone High Yield (GrandMaster flex3(TM))                                (5,006)         2,132            9,085          6,211
 Touchstone High Yield (Grandmaster(TM))                                      (2,217)         2,192            4,931          4,906
 Touchstone High Yield (IQ Annuity(TM))                                       (4,464)         6,199              678          2,413
 Touchstone High Yield (Pinnacleplus(TM))                                    (11,423)        (2,432)          24,480         10,625
 Touchstone Large Cap Core Equity (AnnuiChoice(TM))                               (3)           112              (95)            14
 Touchstone Large Cap Core Equity (AnnuiChoice II(TM))(February 26)*          (1,622)            70           28,160         26,608
 Touchstone Large Cap Core Equity (GrandMaster flex3(TM))                       (546)         9,177           (4,307)         4,324


                                                                                    INCREASE (DECREASE) IN NET ASSETS
                                                                                   FROM CONTRACT RELATED TRANSACTIONS
                                                                      ----------------------------------------------------------


                                                                      Contributions     Contract     Net transfers
                                                                          from        terminations       among        Contract
                                                                        contract          and         investment     maintenance
                              Division                                   holders        benefits        options        charges
--------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
 Touchstone Aggressive ETF (AnnuiChoice(TM))                          $          --   $     (6,086)  $    (156,427)  $    (1,867)
 Touchstone Aggressive ETF (GrandMaster flex3(TM))                           26,235         (6,834)        (38,174)         (215)
 Touchstone Aggressive ETF (Grandmaster(TM))                                 22,567       (297,462)     (1,992,077)         (519)
 Touchstone Aggressive ETF (IQ Annuity(TM))                                  72,286       (387,231)        (63,109)         (195)
 Touchstone Aggressive ETF (Pinnacleplus(TM))                                 8,490        (13,307)        262,595          (416)
 Touchstone Balanced (AnnuiChoice(TM))                                           --         (1,922)            489          (326)
 Touchstone Balanced (GrandMaster flex3(TM))                                     --           (572)          1,983          (182)
 Touchstone Balanced (Grandmaster(TM))                                           --             --             146            --
 Touchstone Balanced (IQ Annuity(TM))                                         3,600         (7,844)         31,973          (207)
 Touchstone Balanced (Pinnacleplus(TM))                                          --         (3,684)         91,517          (332)
 Touchstone Baron Small Cap (AnnuiChoice(TM))                                   (30)        (3,522)        (78,986)       (1,066)
 Touchstone Baron Small Cap (AnnuiChoice II(TM))(April 09)*                  13,357            (76)             --            --
 Touchstone Baron Small Cap (GrandMaster flex3(TM))                         104,858        (77,037)        (33,262)         (197)
 Touchstone Baron Small Cap (Grandmaster(TM))                                   490        (39,347)        (72,869)          (64)
 Touchstone Baron Small Cap (IQ Annuity(TM))                                 50,092        (20,599)         62,474          (304)
 Touchstone Baron Small Cap (Pinnacleplus(TM))                               23,156        (10,159)         74,407          (606)
 Touchstone Conservative ETF (AnnuiChoice(TM))                                   --             --              --           (14)
 Touchstone Conservative ETF (GrandMaster flex3(TM))                         19,894        (26,948)       (286,234)         (104)
 Touchstone Conservative ETF (Grandmaster(TM))                                1,680         (1,415)          3,590            --
 Touchstone Conservative ETF (IQ Annuity(TM))                               671,341       (101,162)        177,305          (443)
 Touchstone Conservative ETF (Pinnacleplus(TM))                               1,125        (22,136)       (112,355)         (258)
 Touchstone Core Bond (AnnuiChoice(TM))                                         (45)       (14,579)        (21,719)         (658)
 Touchstone Core Bond (AnnuiChoice II(TM))(April 09)*                        60,926         (3,367)          1,272            --
 Touchstone Core Bond (GrandMaster flex3(TM))                                   250        (47,219)        (11,313)         (106)
 Touchstone Core Bond (Grandmaster(TM))                                          90         (4,218)         32,641           (13)
 Touchstone Core Bond (IQ Annuity(TM))                                           (6)       (14,271)        (93,687)         (418)
 Touchstone Core Bond (Pinnacleplus(TM))                                      5,880         (2,134)         (2,480)          (90)
 Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))                         21         (4,413)        191,179          (295)
 Touchstone Eagle Capital Appreciation (GrandMaster(TM))(April 27)*              --        (10,814)         60,756           (15)
 Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))                   --        (25,842)        190,840           (16)
 Touchstone Eagle Capital Appreciation (IQ Annuity(TM))                      19,311         (5,563)        283,928          (280)
 Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))                        --        (19,278)        185,162          (105)
 Touchstone Enhanced ETF (AnnuiChoice(TM))                                       (4)        (5,493)        (13,503)       (2,963)
 Touchstone Enhanced ETF (GrandMaster flex3(TM))                            100,360        (33,400)         (7,017)         (248)
 Touchstone Enhanced ETF (Grandmaster(TM))                                    9,949     (1,067,906)       (169,785)         (464)
 Touchstone Enhanced ETF (IQ Annuity(TM))                                    91,085       (386,723)       (170,900)         (273)
 Touchstone Enhanced ETF (Pinnacleplus(TM))                                   1,125         (8,914)        291,420          (517)
 Touchstone Growth & Income (AnnuiChoice(TM))                                    --             --              --           (72)
 Touchstone Growth & Income (GrandMaster(TM))(April 10)*                         --             --              (5)           --
 Touchstone Growth & Income (GrandMaster flex3(TM))                           1,263             --              --            --
 Touchstone Growth & Income (IQ Annuity(TM))                                 12,600           (898)             --           (44)
 Touchstone Growth & Income (Pinnacleplus(TM))                                   --           (712)         22,542           (95)
 Touchstone High Yield (AnnuiChoice(TM))                                         (8)        (3,214)         52,066          (693)
 Touchstone High Yield (GrandMaster flex3(TM))                                   --        (48,763)            898          (112)
 Touchstone High Yield (Grandmaster(TM))                                         --        (28,211)          2,854            (6)
 Touchstone High Yield (IQ Annuity(TM))                                      68,986         (9,827)       (135,056)         (476)
 Touchstone High Yield (Pinnacleplus(TM))                                    22,726        (52,972)          7,118          (421)
 Touchstone Large Cap Core Equity (AnnuiChoice(TM))                              --             --            (505)           (4)
 Touchstone Large Cap Core Equity (AnnuiChoice II(TM))(February 26)*        223,703             --          90,271            --
 Touchstone Large Cap Core Equity (GrandMaster flex3(TM))                    12,765        (33,587)            (87)          (27)


                                                                      Net increase
                                                                      (decrease) in
                                                                       net assets       Increase
                                                                      from contract    (decrease)     Net assets,
                                                                         related           in        beginning of     Net assets,
                              Division                                transactions     net assets       period       end of period
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
 Touchstone Aggressive ETF (AnnuiChoice(TM))                          $    (164,380)  $   (116,315)  $    702,440    $     586,125
 Touchstone Aggressive ETF (GrandMaster flex3(TM))                          (18,988)        23,940        678,241          702,181
 Touchstone Aggressive ETF (Grandmaster(TM))                             (2,267,491)    (2,132,740)     2,201,378           68,638
 Touchstone Aggressive ETF (IQ Annuity(TM))                                (378,249)      (323,822)     1,091,441          767,619
 Touchstone Aggressive ETF (Pinnacleplus(TM))                               257,362        312,490        664,492          976,982
 Touchstone Balanced (AnnuiChoice(TM))                                       (1,759)         5,792        130,160          135,952
 Touchstone Balanced (GrandMaster flex3(TM))                                  1,229         22,587        393,570          416,157
 Touchstone Balanced (Grandmaster(TM))                                          146            151             --              151
 Touchstone Balanced (IQ Annuity(TM))                                        27,522         42,255        245,575          287,830
 Touchstone Balanced (Pinnacleplus(TM))                                      87,501        110,682        367,269          477,951
 Touchstone Baron Small Cap (AnnuiChoice(TM))                               (83,604)       (56,929)       411,496          354,567
 Touchstone Baron Small Cap (AnnuiChoice II(TM))(April 09)*                  13,281         13,739             --           13,739
 Touchstone Baron Small Cap (GrandMaster flex3(TM))                          (5,638)        34,878        741,411          776,289
 Touchstone Baron Small Cap (Grandmaster(TM))                              (111,790)       (80,914)       410,171          329,257
 Touchstone Baron Small Cap (IQ Annuity(TM))                                 91,663        176,460      1,253,233        1,429,693
 Touchstone Baron Small Cap (Pinnacleplus(TM))                               86,798        134,032        642,951          776,983
 Touchstone Conservative ETF (AnnuiChoice(TM))                                  (14)         1,603         32,689           34,292
 Touchstone Conservative ETF (GrandMaster flex3(TM))                       (293,392)      (237,358)     1,449,200        1,211,842
 Touchstone Conservative ETF (Grandmaster(TM))                                3,855         11,038        152,494          163,532
 Touchstone Conservative ETF (IQ Annuity(TM))                               747,041        825,149      1,412,306        2,237,455
 Touchstone Conservative ETF (Pinnacleplus(TM))                            (133,624)      (102,519)       787,002          684,483
 Touchstone Core Bond (AnnuiChoice(TM))                                     (37,001)       (29,642)       265,571          235,929
 Touchstone Core Bond (AnnuiChoice II(TM))(April 09)*                        58,831         59,784             --           59,784
 Touchstone Core Bond (GrandMaster flex3(TM))                               (58,388)       (46,789)       574,568          527,779
 Touchstone Core Bond (Grandmaster(TM))                                      28,500         31,461         16,028           47,489
 Touchstone Core Bond (IQ Annuity(TM))                                     (108,382)       (99,817)       459,569          359,752
 Touchstone Core Bond (Pinnacleplus(TM))                                      1,176          5,973        220,402          226,375
 Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))                    186,492        187,685          6,865          194,550
 Touchstone Eagle Capital Appreciation (GrandMaster(TM))(April 27)*          49,927         50,201             --           50,201
 Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))              164,982        165,271         34,671          199,942
 Touchstone Eagle Capital Appreciation (IQ Annuity(TM))                     297,396        300,762        148,747          449,509
 Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))                   165,779        167,514         65,172          232,686
 Touchstone Enhanced ETF (AnnuiChoice(TM))                                  (21,963)       114,782      1,957,105        2,071,887
 Touchstone Enhanced ETF (GrandMaster flex3(TM))                             59,695        192,180      1,962,387        2,154,567
 Touchstone Enhanced ETF (Grandmaster(TM))                               (1,228,206)    (1,023,142)     3,440,228        2,417,086
 Touchstone Enhanced ETF (IQ Annuity(TM))                                  (466,811)      (395,578)     1,455,776        1,060,198
 Touchstone Enhanced ETF (Pinnacleplus(TM))                                 283,114        342,211        785,627        1,127,838
 Touchstone Growth & Income (AnnuiChoice(TM))                                   (72)         2,294         39,463           41,757
 Touchstone Growth & Income (GrandMaster(TM))(April 10)*                         (5)            --             --               --
 Touchstone Growth & Income (GrandMaster flex3(TM))                           1,263          2,133         13,797           15,930
 Touchstone Growth & Income (IQ Annuity(TM))                                 11,658         14,284         41,559           55,843
 Touchstone Growth & Income (Pinnacleplus(TM))                               21,735         27,510         85,269          112,779
 Touchstone High Yield (AnnuiChoice(TM))                                     48,151         53,427        364,538          417,965
 Touchstone High Yield (GrandMaster flex3(TM))                              (47,977)       (41,766)       449,197          407,431
 Touchstone High Yield (Grandmaster(TM))                                    (25,363)       (20,457)       264,152          243,695
 Touchstone High Yield (IQ Annuity(TM))                                     (76,373)       (73,960)       398,271          324,311
 Touchstone High Yield (Pinnacleplus(TM))                                   (23,549)       (12,924)       900,931          888,007
 Touchstone Large Cap Core Equity (AnnuiChoice(TM))                            (509)          (495)           495               --
 Touchstone Large Cap Core Equity (AnnuiChoice II(TM))(February 26)*        313,974        340,582             --          340,582
 Touchstone Large Cap Core Equity (GrandMaster flex3(TM))                   (20,936)       (16,612)        60,452           43,840


                                                                                     Unit Transactions
                                                                      -------------------------------------------------
                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased    redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------------------
AFFILIATED:
 Touchstone Aggressive ETF (AnnuiChoice(TM))                                 --        (644)      (12,295)    (12,939)
 Touchstone Aggressive ETF (GrandMaster flex3(TM))                        2,187        (584)       (3,242)     (1,639)
 Touchstone Aggressive ETF (Grandmaster(TM))                              1,859     (24,208)     (157,657)   (180,006)
 Touchstone Aggressive ETF (IQ Annuity(TM))                               5,915     (31,949)       (5,344)    (31,378)
 Touchstone Aggressive ETF (Pinnacleplus(TM))                               716      (1,125)       21,870      21,461
 Touchstone Balanced (AnnuiChoice(TM))                                       --        (158)           33        (125)
 Touchstone Balanced (GrandMaster flex3(TM))                                 --         (52)          139          87
 Touchstone Balanced (Grandmaster(TM))                                       --          --            11          11
 Touchstone Balanced (IQ Annuity(TM))                                       261        (594)        2,400       2,067
 Touchstone Balanced (Pinnacleplus(TM))                                      --        (290)        6,703       6,413
 Touchstone Baron Small Cap (AnnuiChoice(TM))                                --        (250)       (4,234)     (4,484)
 Touchstone Baron Small Cap (AnnuiChoice II(TM))(April 09)*               1,141          (6)           (1)      1,134
 Touchstone Baron Small Cap (GrandMaster flex3(TM))                       5,933      (4,439)       (2,406)       (912)
 Touchstone Baron Small Cap (Grandmaster(TM))                                33      (2,622)       (4,442)     (7,031)
 Touchstone Baron Small Cap (IQ Annuity(TM))                              2,785      (1,173)        3,176       4,788
 Touchstone Baron Small Cap (Pinnacleplus(TM))                            1,292        (611)        4,257       4,938
 Touchstone Conservative ETF (AnnuiChoice(TM))                               --          (1)           --          (1)
 Touchstone Conservative ETF (GrandMaster flex3(TM))                      1,795      (2,411)      (25,714)    (26,330)
 Touchstone Conservative ETF (Grandmaster(TM))                              147        (125)          317         339
 Touchstone Conservative ETF (IQ Annuity(TM))                            59,146      (9,062)       15,846      65,930
 Touchstone Conservative ETF (Pinnacleplus(TM))                             101      (1,989)      (10,093)    (11,981)
 Touchstone Core Bond (AnnuiChoice(TM))                                      --      (1,290)       (1,756)     (3,046)
 Touchstone Core Bond (AnnuiChoice II(TM))(April 09)*                     5,944        (326)          122       5,740
 Touchstone Core Bond (GrandMaster flex3(TM))                                23      (4,254)       (1,029)     (5,260)
 Touchstone Core Bond (Grandmaster(TM))                                       8        (397)        3,257       2,868
 Touchstone Core Bond (IQ Annuity(TM))                                       --      (1,280)       (8,152)     (9,432)
 Touchstone Core Bond (Pinnacleplus(TM))                                    563        (212)         (230)        121
 Touchstone Eagle Capital Appreciation (AnnuiChoice(TM))                      4        (380)       15,411      15,035
 Touchstone Eagle Capital Appreciation (GrandMaster(TM))(April 27)*          --        (790)        4,466       3,676
 Touchstone Eagle Capital Appreciation (GrandMaster flex3(TM))               --      (1,773)       12,800      11,027
 Touchstone Eagle Capital Appreciation (IQ Annuity(TM))                   1,579        (476)       22,412      23,515
 Touchstone Eagle Capital Appreciation (Pinnacleplus(TM))                    --      (1,353)       12,431      11,078
 Touchstone Enhanced ETF (AnnuiChoice(TM))                                   --        (653)       (1,081)     (1,734)
 Touchstone Enhanced ETF (GrandMaster flex3(TM))                          7,958      (2,652)         (606)      4,700
 Touchstone Enhanced ETF (Grandmaster(TM))                                  765     (82,400)      (12,484)    (94,119)
 Touchstone Enhanced ETF (IQ Annuity(TM))                                 7,291     (30,495)      (13,842)    (37,046)
 Touchstone Enhanced ETF (Pinnacleplus(TM))                                  88        (724)       22,642      22,006
 Touchstone Growth & Income (AnnuiChoice(TM))                                --          (5)           --          (5)
 Touchstone Growth & Income (GrandMaster(TM))(April 10)*                     --          --            --          --
 Touchstone Growth & Income (GrandMaster flex3(TM))                          96          --            --          96
 Touchstone Growth & Income (IQ Annuity(TM))                                892         (66)           (1)        825
 Touchstone Growth & Income (Pinnacleplus(TM))                               --         (57)        1,625       1,568
 Touchstone High Yield (AnnuiChoice(TM))                                     --        (263)        3,388       3,125
 Touchstone High Yield (GrandMaster flex3(TM))                               --      (3,426)           64      (3,362)
 Touchstone High Yield (Grandmaster(TM))                                     --      (2,398)          311      (2,087)
 Touchstone High Yield (IQ Annuity(TM))                                   4,620        (697)       (9,278)     (5,355)
 Touchstone High Yield (Pinnacleplus(TM))                                 1,820      (4,283)          482      (1,981)
 Touchstone Large Cap Core Equity (AnnuiChoice(TM))                          --          --           (40)        (40)
 Touchstone Large Cap Core Equity (AnnuiChoice II(TM))(February 26)*     20,441          --         7,870      28,311
 Touchstone Large Cap Core Equity (GrandMaster flex3(TM))                   887      (2,416)           (6)     (1,535)

See accompanying note.

*-- 2007 inception date of division.


                               Separate Account I
                                       of
                    National Integrity Life Insurance Company

           Statements of Changes in Net Assets (Unaudited) (continued)

                    For the Periods Ended September 30, 2007


                                                                           INCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
 Touchstone Large Cap Core Equity (Grandmaster(TM))                   $         (118)  $        658   $          483   $      1,023
 Touchstone Large Cap Core Equity (IQ Annuity(TM))                            (1,207)         1,021           10,133          9,947
 Touchstone Large Cap Core Equity (Pinnacleplus(TM))                          (1,331)         1,089            9,454          9,212
 Touchstone Mid Cap Growth (AnnuiChoice(TM))                                  (1,983)        (4,872)          37,173         30,318
 Touchstone Mid Cap Growth (AnnuiChoice II(TM))(April 09)*                      (236)           147            2,655          2,566
 Touchstone Mid Cap Growth (GrandMaster flex3(TM))                            (4,755)         2,905           41,440         39,590
 Touchstone Mid Cap Growth (Grandmaster(TM))                                  (2,073)         3,900           20,534         22,361
 Touchstone Mid Cap Growth (IQ Annuity(TM))                                   (4,758)         1,352           49,765         46,359
 Touchstone Mid Cap Growth (Pinnacleplus(TM))                                (10,330)         7,126          103,013         99,809
 Touchstone Moderate ETF  (AnnuiChoice(TM))                                   (2,180)         2,579           16,303         16,702
 Touchstone Moderate ETF (GrandMaster flex3(TM))                             (25,245)        71,152           74,336        120,243
 Touchstone Moderate ETF (Grandmaster(TM))                                    (3,749)        10,707           13,195         20,153
 Touchstone Moderate ETF (IQ Annuity(TM))                                    (24,697)       101,976           36,841        114,120
 Touchstone Moderate ETF (Pinnacleplus(TM))                                  (13,183)        15,575           51,804         54,196
 Touchstone Money Market (AnnuiChoice(TM))                                     9,989             --               --          9,989
 Touchstone Money Market (Grandmaster(TM))                                   142,111             --               --        142,111
 Touchstone Money Market (IQ Annuity(TM))                                         85             --               --             85
 Touchstone Third Avenue Value (AnnuiChoice(TM))                             (16,063)       117,267              597        101,801
 Touchstone Third Avenue Value (GrandMaster flex3(TM))                       (35,856)       139,434          (11,412)        92,166
 Touchstone Third Avenue Value (Grandmaster(TM))                             (40,266)       130,289           21,882        111,905
 Touchstone Third Avenue Value (IQ Annuity(TM))                              (44,364)       345,814         (140,406)       161,044
 Touchstone Third Avenue Value (Pinnacleplus(TM))                            (41,479)       126,455           23,300        108,276
 Touchstone Third Avenue Value (AnnuiChoice II(TM))                           (4,334)           204           29,642         25,512
 Touchstone Third Avenue Value (IQ Advisor Enhanced(TM))                          --             --               --             --
 Touchstone Value Plus (AnnuiChoice(TM))                                      (1,154)         8,387           (8,391)        (1,158)
 Touchstone Value Plus (GrandMaster flex3(TM))                                (1,462)           283              586           (593)
 Touchstone Value Plus (Grandmaster(TM))                                        (452)           293             (263)          (422)
 Touchstone Value Plus (IQ Annuity(TM))                                       (2,600)         8,543           (7,161)        (1,218)
 Touchstone Value Plus (Pinnacleplus(TM))                                     (4,622)        22,201          (18,291)          (712)
NON-AFFILIATED:
 JP Morgan Bond (AnnuiChoice(TM))                                             (2,069)         7,950            3,673          9,554
 JP Morgan Bond (AnnuiChoice II(TM))(March 13)*                                  (14)             8               --             (6)
 JP Morgan Bond (GrandMaster flex3(TM))                                       (2,350)         8,583              184          6,417
 JP Morgan Bond (Grandmaster(TM))                                                (94)           432              (83)           255
 JP Morgan Bond (IQ3(TM))                                                     (1,123)         3,386              635          2,898
 JP Morgan Bond (Pinnacleplus(TM))                                            (2,713)         9,981             (939)         6,329
 JP Morgan International Equity (AnnuiChoice(TM))                             (1,781)       165,235         (129,575)        33,879
 JP Morgan International Equity (AnnuiChoice II(TM))(February 12)*               (48)         1,536               --          1,488
 JP Morgan International Equity (GrandMaster flex3(TM))                       (2,384)       102,124          (69,400)        30,340
 JP Morgan International Equity (Grandmaster(TM))                             (5,504)       393,792         (310,409)        77,879
 JP Morgan International Equity (IQ3(TM))                                     (1,278)        67,460          (49,906)        16,276
 JP Morgan International Equity (Pinnacleplus(TM))                            (3,196)        92,873          (50,568)        39,109
 JP Morgan Mid Cap Value (AnnuiChoice(TM))                                     6,621         36,550          (20,906)        22,265
 JP Morgan Mid Cap Value (GrandMaster flex3(TM))                               2,294         21,050          (13,496)         9,848
 JP Morgan Mid Cap Value (Grandmaster(TM))                                     2,093         11,592           (6,418)         7,267
 JP Morgan Mid Cap Value (IQ3(TM))                                             1,033          9,983           (6,121)         4,895
 JP Morgan Mid Cap Value (Pinnacleplus(TM))                                   11,646         48,520           (7,671)        52,495
NON-AFFILIATED INITIAL CLASS:
 Fidelity VIP Equity-Income (Grandmaster(TM))                               (239,878)       526,306        1,438,739      1,725,167
 Fidelity VIP Growth (Grandmaster(TM))                                       (34,919)        61,450        2,289,268      2,315,799
 Fidelity VIP High Income (Grandmaster(TM))                                  (45,513)       (29,491)         199,056        124,052
 Fidelity VIP II Asset Manager (Grandmaster(TM))                             169,649        327,707          334,898        832,254
 Fidelity VIP II Contrafund (Grandmaster(TM))                               (236,035)     1,716,341        1,976,622      3,456,928



                                                                                    INCREASE (DECREASE) IN NET ASSETS
                                                                                   FROM CONTRACT RELATED TRANSACTIONS
                                                                      ----------------------------------------------------------
                                                                      Contributions     Contract     Net transfers
                                                                          from        terminations       among        Contract
                                                                        contract          and         investment     maintenance
                              Division                                   holders        benefits        options        charges
--------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
 Touchstone Large Cap Core Equity (Grandmaster(TM))                   $          --   $     (2,596)  $       4,594   $        (3)
 Touchstone Large Cap Core Equity (IQ Annuity(TM))                               --           (809)          5,078            (9)
 Touchstone Large Cap Core Equity (Pinnacleplus(TM))                             --         (1,895)         44,259           (78)
 Touchstone Mid Cap Growth (AnnuiChoice(TM))                                    (26)        (5,584)        108,909          (513)
 Touchstone Mid Cap Growth (AnnuiChoice II(TM))(April 09)*                   29,018         (2,436)         16,648            (3)
 Touchstone Mid Cap Growth (GrandMaster flex3(TM))                           32,792         (4,861)        200,161          (100)
 Touchstone Mid Cap Growth (Grandmaster(TM))                                  8,662        (27,293)         93,129           (48)
 Touchstone Mid Cap Growth (IQ Annuity(TM))                                  17,048        (43,668)        186,153          (198)
 Touchstone Mid Cap Growth (Pinnacleplus(TM))                               158,952         (7,404)        210,567          (853)
 Touchstone Moderate ETF  (AnnuiChoice(TM))                                      (4)       (11,433)             11          (153)
 Touchstone Moderate ETF (GrandMaster flex3(TM))                             93,690       (322,314)        (17,683)         (498)
 Touchstone Moderate ETF (Grandmaster(TM))                                    8,420        (56,915)            641           (25)
 Touchstone Moderate ETF (IQ Annuity(TM))                                   387,483       (603,837)        188,880        (1,211)
 Touchstone Moderate ETF (Pinnacleplus(TM))                                  13,725        (82,332)        117,363          (455)
 Touchstone Money Market (AnnuiChoice(TM))                                     (103)        (4,042)       (187,005)       (1,536)
 Touchstone Money Market (Grandmaster(TM))                                  138,011     (1,427,179)      1,110,675        (1,073)
 Touchstone Money Market (IQ Annuity(TM))                                        --            (68)             --            (7)
 Touchstone Third Avenue Value (AnnuiChoice(TM))                              4,956        (44,598)        784,783        (3,520)
 Touchstone Third Avenue Value (GrandMaster flex3(TM))                      259,209       (153,334)        379,366          (921)
 Touchstone Third Avenue Value (Grandmaster(TM))                             21,312       (400,232)      1,811,843          (900)
 Touchstone Third Avenue Value (IQ Annuity(TM))                             231,692       (236,850)        432,409        (1,656)
 Touchstone Third Avenue Value (Pinnacleplus(TM))                           173,509       (101,331)        865,266        (1,708)
 Touchstone Third Avenue Value (AnnuiChoice II(TM))                         521,940           (438)        180,667            (9)
 Touchstone Third Avenue Value (IQ Advisor Enhanced(TM))                         --             --              --            --
 Touchstone Value Plus (AnnuiChoice(TM))                                         (4)        (8,424)        (12,155)         (396)
 Touchstone Value Plus (GrandMaster flex3(TM))                                  300             --          11,654           (42)
 Touchstone Value Plus (Grandmaster(TM))                                         --           (484)          7,808            (8)
 Touchstone Value Plus (IQ Annuity(TM))                                          --         (8,231)         (9,617)          (88)
 Touchstone Value Plus (Pinnacleplus(TM))                                    27,894        (55,853)        (12,237)          (78)
NON-AFFILIATED:
 JP Morgan Bond (AnnuiChoice(TM))                                                16         (4,209)       (633,713)       (1,113)
 JP Morgan Bond (AnnuiChoice II(TM))(March 13)*                              10,008             --          (9,997)           (5)
 JP Morgan Bond (GrandMaster flex3(TM))                                      43,420        (50,324)       (404,076)          (77)
 JP Morgan Bond (Grandmaster(TM))                                                --         (2,012)         (9,807)           (4)
 JP Morgan Bond (IQ3(TM))                                                    66,640         (7,954)       (267,364)         (329)
 JP Morgan Bond (Pinnacleplus(TM))                                              990        (20,691)       (463,784)         (202)
 JP Morgan International Equity (AnnuiChoice(TM))                                78         (3,248)       (577,981)       (1,133)
 JP Morgan International Equity (AnnuiChoice II(TM))(February 12)*           50,824             --         (52,307)           (5)
 JP Morgan International Equity (GrandMaster flex3(TM))                          --           (652)       (480,153)          (48)
 JP Morgan International Equity (Grandmaster(TM))                            11,284        (42,633)     (1,278,257)         (241)
 JP Morgan International Equity (IQ3(TM))                                    48,376           (369)       (307,796)          (19)
 JP Morgan International Equity (Pinnacleplus(TM))                            4,519         (5,637)       (512,302)         (223)
 JP Morgan Mid Cap Value (AnnuiChoice(TM))                                      (17)        (3,357)        (78,238)         (885)
 JP Morgan Mid Cap Value (GrandMaster flex3(TM))                               (472)       (49,673)             --          (152)
 JP Morgan Mid Cap Value (Grandmaster(TM))                                       24        (14,858)        (24,328)          (42)
 JP Morgan Mid Cap Value (IQ3(TM))                                               --           (829)        (37,026)          (75)
 JP Morgan Mid Cap Value (Pinnacleplus(TM))                                      --        (41,128)              1          (564)
NON-AFFILIATED INITIAL CLASS:
 Fidelity VIP Equity-Income (Grandmaster(TM))                                38,922     (2,180,916)     (1,039,473)       (4,994)
 Fidelity VIP Growth (Grandmaster(TM))                                        6,051     (1,442,399)       (741,917)       (2,900)
 Fidelity VIP High Income (Grandmaster(TM))                                   4,711     (1,167,226)       (202,152)       (1,458)
 Fidelity VIP II Asset Manager (Grandmaster(TM))                              19053      --1237982        --294296        --2171
 Fidelity VIP II Contrafund (Grandmaster(TM))                                86,474     (2,676,419)        (55,895)       (5,303)


                                                                      Net increase
                                                                      (decrease) in
                                                                       net assets       Increase
                                                                      from contract    (decrease)     Net assets,
                                                                         related           in        beginning of     Net assets,
                              Division                                transactions     net assets       period       end of period
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
 Touchstone Large Cap Core Equity (Grandmaster(TM))                   $       1,995   $     3,018    $      9,691    $      12,709
 Touchstone Large Cap Core Equity (IQ Annuity(TM))                            4,260        14,207         101,922          116,129
 Touchstone Large Cap Core Equity (Pinnacleplus(TM))                         42,286        51,498          75,223          126,721
 Touchstone Mid Cap Growth (AnnuiChoice(TM))                                102,786       133,104         193,666          326,770
 Touchstone Mid Cap Growth (AnnuiChoice II(TM))(April 09)*                   43,227        45,793              --           45,793
 Touchstone Mid Cap Growth (GrandMaster flex3(TM))                          227,992       267,582         267,200          534,782
 Touchstone Mid Cap Growth (Grandmaster(TM))                                 74,450        96,811         158,610          255,421
 Touchstone Mid Cap Growth (IQ Annuity(TM))                                 159,335       205,694         331,563          537,257
 Touchstone Mid Cap Growth (Pinnacleplus(TM))                               361,262       461,071         599,899        1,060,970
 Touchstone Moderate ETF  (AnnuiChoice(TM))                                 (11,579)        5,123         290,187          295,310
 Touchstone Moderate ETF (GrandMaster flex3(TM))                           (246,805)     (126,562)      2,140,003        2,013,441
 Touchstone Moderate ETF (Grandmaster(TM))                                  (47,879)      (27,726)        377,636          349,910
 Touchstone Moderate ETF (IQ Annuity(TM))                                   (28,685)       85,435       2,166,049        2,251,484
 Touchstone Moderate ETF (Pinnacleplus(TM))                                  48,301       102,497         972,923        1,075,420
 Touchstone Money Market (AnnuiChoice(TM))                                 (192,686)     (182,697)        418,993          236,296
 Touchstone Money Market (Grandmaster(TM))                                 (179,566)      (37,455)      4,652,942        4,615,487
 Touchstone Money Market (IQ Annuity(TM))                                       (75)           10           3,102            3,112
 Touchstone Third Avenue Value (AnnuiChoice(TM))                            741,621       843,422       1,758,626        2,602,048
 Touchstone Third Avenue Value (GrandMaster flex3(TM))                      484,320       576,486       2,667,030        3,243,516
 Touchstone Third Avenue Value (Grandmaster(TM))                          1,432,023     1,543,928       2,929,760        4,473,688
 Touchstone Third Avenue Value (IQ Annuity(TM))                             425,595       586,639       3,717,733        4,304,372
 Touchstone Third Avenue Value (Pinnacleplus(TM))                           935,736     1,044,012       2,538,655        3,582,667
 Touchstone Third Avenue Value (AnnuiChoice II(TM))                         702,160       727,672          77,936          805,608
 Touchstone Third Avenue Value (IQ Advisor Enhanced(TM))                         --            --              --               --
 Touchstone Value Plus (AnnuiChoice(TM))                                    (20,979)      (22,137)        161,318          139,181
 Touchstone Value Plus (GrandMaster flex3(TM))                               11,912        11,319         120,479          131,798
 Touchstone Value Plus (Grandmaster(TM))                                      7,316         6,894          40,899           47,793
 Touchstone Value Plus (IQ Annuity(TM))                                     (17,936)      (19,154)        243,173          224,019
 Touchstone Value Plus (Pinnacleplus(TM))                                   (40,274)      (40,986)        364,532          323,546
NON-AFFILIATED:
 JP Morgan Bond (AnnuiChoice(TM))                                          (639,019)     (629,465)        629,465               --
 JP Morgan Bond (AnnuiChoice II(TM))(March 13)*                                   6            --              --               --
 JP Morgan Bond (GrandMaster flex3(TM))                                    (411,057)     (404,640)        404,640               --
 JP Morgan Bond (Grandmaster(TM))                                           (11,823)      (11,568)         11,568               --
 JP Morgan Bond (IQ3(TM))                                                  (209,007)     (206,109)        206,109               --
 JP Morgan Bond (Pinnacleplus(TM))                                         (483,687)     (477,358)        477,358               --
 JP Morgan International Equity (AnnuiChoice(TM))                          (582,284)     (548,405)        548,405               --
 JP Morgan International Equity (AnnuiChoice II(TM))(February 12)*           (1,488)           --              --               --
 JP Morgan International Equity (GrandMaster flex3(TM))                    (480,853)     (450,513)        450,513               --
 JP Morgan International Equity (Grandmaster(TM))                        (1,309,847)   (1,231,968)      1,231,968               --
 JP Morgan International Equity (IQ3(TM))                                  (259,808)     (243,532)        243,532               --
 JP Morgan International Equity (Pinnacleplus(TM))                         (513,643)     (474,534)        474,534               --
 JP Morgan Mid Cap Value (AnnuiChoice(TM))                                  (82,497)      (60,232)        405,054          344,822
 JP Morgan Mid Cap Value (GrandMaster flex3(TM))                            (50,297)      (40,449)        242,952          202,503
 JP Morgan Mid Cap Value (Grandmaster(TM))                                  (39,204)      (31,937)        147,799          115,862
 JP Morgan Mid Cap Value (IQ3(TM))                                          (37,930)      (33,035)        122,154           89,119
 JP Morgan Mid Cap Value (Pinnacleplus(TM))                                 (41,691)       10,804       1,072,900        1,083,704
NON-AFFILIATED INITIAL CLASS:
 Fidelity VIP Equity-Income (Grandmaster(TM))                            (3,186,461)   (1,461,294)     26,407,460       24,946,166
 Fidelity VIP Growth (Grandmaster(TM))                                   (2,181,165)      134,634      11,385,444       11,520,078
 Fidelity VIP High Income (Grandmaster(TM))                              (1,366,125)   (1,242,073)      5,954,593        4,712,520
 Fidelity VIP II Asset Manager (Grandmaster(TM))                          --1515396      --683142         8030414          7347272
 Fidelity VIP II Contrafund (Grandmaster(TM))                            (2,651,143)      805,785      24,395,283       25,201,068

                                                                                     Unit Transactions
                                                                      -------------------------------------------------
                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased    redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
 Touchstone Large Cap Core Equity (Grandmaster(TM))                          --        (195)          346          151
 Touchstone Large Cap Core Equity (IQ Annuity(TM))                           --         (59)          393          334
 Touchstone Large Cap Core Equity (Pinnacleplus(TM))                         --        (140)        3,121        2,981
 Touchstone Mid Cap Growth (AnnuiChoice(TM))                                 --        (328)        5,787        5,459
 Touchstone Mid Cap Growth (AnnuiChoice II(TM))(April 09)*                2,516        (203)        1,410        3,723
 Touchstone Mid Cap Growth (GrandMaster flex3(TM))                        1,777        (277)       10,634       12,134
 Touchstone Mid Cap Growth (Grandmaster(TM))                                569      (1,739)        5,921        4,751
 Touchstone Mid Cap Growth (IQ Annuity(TM))                                 830      (2,281)        9,390        7,939
 Touchstone Mid Cap Growth (Pinnacleplus(TM))                             9,170        (463)       11,743       20,450
 Touchstone Moderate ETF  (AnnuiChoice(TM))                                  (1)       (981)           --         (982)
 Touchstone Moderate ETF (GrandMaster flex3(TM))                          7,982     (26,609)       (1,542)     (20,169)
 Touchstone Moderate ETF (Grandmaster(TM))                                  703      (4,786)           51       (4,032)
 Touchstone Moderate ETF (IQ Annuity(TM))                                32,740     (51,850)       16,228       (2,882)
 Touchstone Moderate ETF (Pinnacleplus(TM))                               1,179      (7,071)       10,054        4,162
 Touchstone Money Market (AnnuiChoice(TM))                                   --        (518)      (17,120)     (17,638)
 Touchstone Money Market (Grandmaster(TM))                               12,923    (134,026)      105,394      (15,709)
 Touchstone Money Market (IQ Annuity(TM))                                    --          (7)           --           (7)
 Touchstone Third Avenue Value (AnnuiChoice(TM))                            264      (2,455)       40,482       38,291
 Touchstone Third Avenue Value (GrandMaster flex3(TM))                   13,365      (8,118)       17,989       23,236
 Touchstone Third Avenue Value (Grandmaster(TM))                          1,285     (23,906)      105,492       82,871
 Touchstone Third Avenue Value (IQ Annuity(TM))                          12,353     (12,562)       21,667       21,458
 Touchstone Third Avenue Value (Pinnacleplus(TM))                         8,606      (5,047)       41,804       45,363
 Touchstone Third Avenue Value (AnnuiChoice II(TM))                      46,624         (39)       16,322       62,907
 Touchstone Third Avenue Value (IQ Advisor Enhanced(TM))                     --          --            --           --
 Touchstone Value Plus (AnnuiChoice(TM))                                     --        (741)       (1,073)      (1,814)
 Touchstone Value Plus (GrandMaster flex3(TM))                               22          (3)          859          878
 Touchstone Value Plus (Grandmaster(TM))                                     --         (38)          581          543
 Touchstone Value Plus (IQ Annuity(TM))                                      --        (685)         (834)      (1,519)
 Touchstone Value Plus (Pinnacleplus(TM))                                 1,991      (3,836)         (904)      (2,749)
NON-AFFILIATED:
 JP Morgan Bond (AnnuiChoice(TM))                                             4        (451)      (52,961)     (53,408)
 JP Morgan Bond (AnnuiChoice II(TM))(March 13)*                             969          --          (969)          --
 JP Morgan Bond (GrandMaster flex3(TM))                                   3,792      (4,360)      (34,880)     (35,448)
 JP Morgan Bond (Grandmaster(TM))                                            --        (185)         (887)      (1,072)
 JP Morgan Bond (IQ3(TM))                                                 5,714        (717)      (22,860)     (17,863)
 JP Morgan Bond (Pinnacleplus(TM))                                           93      (1,963)      (43,373)     (45,243)
 JP Morgan International Equity (AnnuiChoice(TM))                             7        (261)      (32,908)     (33,162)
 JP Morgan International Equity (AnnuiChoice II(TM))(February 12)*        4,575          --        (4,575)          --
 JP Morgan International Equity (GrandMaster flex3(TM))                      --         (42)      (27,522)     (27,564)
 JP Morgan International Equity (Grandmaster(TM))                           717      (2,678)      (78,312)     (80,273)
 JP Morgan International Equity (IQ3(TM))                                 3,017         (24)      (18,274)     (15,281)
 JP Morgan International Equity (Pinnacleplus(TM))                          240        (317)      (26,153)     (26,230)
 JP Morgan Mid Cap Value (AnnuiChoice(TM))                                   --        (231)       (4,168)      (4,399)
 JP Morgan Mid Cap Value (GrandMaster flex3(TM))                             --      (2,839)           (1)      (2,840)
 JP Morgan Mid Cap Value (Grandmaster(TM))                                    2      (1,009)       (1,628)      (2,635)
 JP Morgan Mid Cap Value (IQ3(TM))                                           --         (50)       (2,100)      (2,150)
 JP Morgan Mid Cap Value (Pinnacleplus(TM))                                  --      (2,425)           --       (2,425)
NON-AFFILIATED INITIAL CLASS:
 Fidelity VIP Equity-Income (Grandmaster(TM))                               600     (34,384)      (16,990)     (50,774)
 Fidelity VIP Growth (Grandmaster(TM))                                      100     (23,057)      (11,653)     (34,610)
 Fidelity VIP High Income (Grandmaster(TM))                                 266     (65,859)      (11,423)     (77,016)
 Fidelity VIP II Asset Manager (Grandmaster(TM))                            552     --35257        --8370      --43075
 Fidelity VIP II Contrafund (Grandmaster(TM))                             2,015     (64,298)       (1,631)     (63,914)



SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                                       18

                                                                           INCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS (CONTINUED):
 Fidelity VIP II Index 500 (Grandmaster(TM))                          $       66,672   $    722,749   $     (131,210)  $    658,211
 Fidelity VIP II Investment Grade Bond (AnnuiChoice(TM)) (April 27)*          (2,082)          (576)           3,765          1,107
 Fidelity VIP II Investment Grade Bond (AnnuiChoice II(TM))
   (April 29)*                                                                    --             --               --             --
 Fidelity VIP II Investment Grade Bond (Grandmaster(TM))                     106,976        (31,801)         (31,376)        43,799
 Fidelity VIP II Investment Grade Bond (GrandmasterFlex3(TM))
   (April 27)*                                                                (2,321)          (896)           2,332           (885)
 Fidelity VIP II Investment Grade Bond (IQ(TM))(April 27)*                    (1,355)          (301)           1,316           (340)
 Fidelity VIP II Investment Grade Bond (IQ Advisor Standard(TM))                  --             --               --             --
 Fidelity VIP II Investment Grade Bond (IQ Advisor Enhanced(TM))                  --             --               --             --
 Fidelity VIP II Investment Grade Bond (PinnaclePlus(TM))(April 27)*          (2,744)        (1,294)           2,469         (1,569)
 Fidelity VIP III Balanced (Grandmaster(TM))                                  95,856        151,087            1,847        248,790
 Fidelity VIP III Growth & Income (Grandmaster(TM))                           96,243        199,179          103,486        398,908
 Fidelity VIP III Growth Opportunities (Grandmaster(TM))                     (12,195)        68,176          152,580        208,561
 Fidelity VIP Overseas (AnnuiChoice(TM))(April 27)*                           (1,939)         3,001           22,651         23,713
 Fidelity VIP Overseas (AnnuiChoice II(TM))(April 27)*                          (257)            20            3,245          3,008
 Fidelity VIP Overseas (Grandmaster(TM))                                      23,153      1,518,467         (791,747)       749,873
 Fidelity VIP Overseas (GrandmasterFlex3(TM))(April 27)*                      (2,719)         2,199           22,001         21,481
 Fidelity VIP Overseas (IQ(TM))(April 27)*                                    (1,715)            36           17,155         15,476
 Fidelity VIP Overseas (IQ Advisor Standard(TM))(April 27)*                       --             --               --             --
 Fidelity VIP Overseas (IQ Advisor Enhanced(TM))(April 27)*                       --             --               --             --
 Fidelity VIP Overseas (Pinnacleplus(TM))(April27)*                           (5,497)           341           46,732         41,576
AFFILIATED SERVICE CLASS:
 Touchstone Aggressive ETF (AnnuiChoice(TM))                                    (751)         7,013              341          6,603
 Touchstone Aggressive ETF (AnnuiChoice II(TM))                               (3,811)           278           31,592         28,059
 Touchstone Aggressive ETF (IQ Advisor Standard (TM))(April 27)*                  --             --               --             --
 Touchstone Aggressive ETF (IQ Advisor Enhanced (TM))(April 27)*                  --             --               --             --
 Touchstone Aggressive ETF (GrandmasterFlex3(TM)) (April 30)*                   (269)             1               40           (228)
 Touchstone Aggressive ETF (PinnaclePlus(TM)) (April 30)*                       (489)             4            2,126          1,641
 Touchstone GMAB Aggressive ETF (AnnuiChoice II(TM)) (February 12)*           (2,686)           103           13,312         10,729
 Touchstone Conservative ETF (AnnuiChoice II (TM))(January 12)*                 (263)             6            1,759          1,502
 Touchstone Conservative ETF (IQ Advisor Standard (TM))                           --             --               --             --
 Touchstone Conservative ETF (IQ Advisor Enhanced (TM))                           --             --               --             --
 Touchstone Conservative ETF (GrandmasterFlex3(TM)) (June 11)*                  (860)             6            4,504          3,650
 Touchstone Conservative ETF (PinnaclePlus(TM)) (May 21)*                    (260.00)         (2.00)        4,338.00       4,076.00
 Touchstone Enhanced ETF (AnnuiChoice(TM))                                    (1,403)           165           12,978         11,740
 Touchstone Enhanced ETF (AnnuiChoice II(TM))                                   (605)            68            4,424          3,887
 Touchstone Enhanced ETF (IQ Advisor Standard (TM))                               --             --               --             --
 Touchstone Enhanced ETF (IQ Advisor Enhanced (TM))                               --             --               --             --
 Touchstone Enhanced ETF (GrandmasterFlex3(TM)) (April 30)*                     (509)            (4)             439            (74)
 Touchstone Enhanced ETF (PinnaclePlus(TM))(April 30)*                        (1,254)             1            3,171          1,918
 Touchstone GMAB Conservative ETF (AnnuiChoice II (TM))                           --             --               --             --
 Touchstone Moderate ETF  (AnnuiChoice(TM))                                   (2,082)           287           17,201         15,406
 Touchstone Moderate ETF  (AnnuiChoice II(TM))                                (1,085)            64            8,668          7,647
 Touchstone Moderate ETF (IQ Advisor Standard (TM))                               --             --               --             --
 Touchstone Moderate ETF (IQ Advisor Enhanced (TM))                               --             --               --             --
 Touchstone Moderate ETF (GrandmasterFlex3(TM)) (May 03)*                     (1,101)            (7)           6,638          5,530
 Touchstone Moderate ETF (PinnaclePlus(TM)) (April 30)*                         (621)             2            8,055          7,436
 Touchstone Money Market (AnnuiChoice(TM))                                    49,618             --               --         49,618
 Touchstone Money Market (AnnuiChoice II(TM))(April 09)*                         399             --               --            399
 Touchstone Money Market (GrandMaster flex3(TM))                              58,095             --               --         58,095
 Touchstone Money Market (IQ Annuity(TM))                                    123,483             --               --        123,483
 Touchstone Money Market (Pinnacleplus(TM))                                   54,334             --               --         54,334

                                                                           INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS (CONTINUED):
 Fidelity VIP II Index 500 (Grandmaster(TM))                          $          --   $ (1,529,397)  $    (256,632)  $    (2,474)
 Fidelity VIP II Investment Grade Bond (AnnuiChoice(TM)) (April 27)*             --         (3,988)        593,447          (541)
 Fidelity VIP II Investment Grade Bond (AnnuiChoice II(TM))
   (April 29)*                                                                   --             --              --            --
 Fidelity VIP II Investment Grade Bond (Grandmaster(TM))                      8,064       (347,217)        (86,638)         (776)
 Fidelity VIP II Investment Grade Bond (GrandmasterFlex3(TM))
   (April 27)*                                                                   --        (14,194)        380,489           (25)
 Fidelity VIP II Investment Grade Bond (IQ(TM))(April 27)*                      (21)        (2,027)        208,791          (197)
 Fidelity VIP II Investment Grade Bond (IQ Advisor Standard(TM))                 --             --              --            --
 Fidelity VIP II Investment Grade Bond (IQ Advisor Enhanced(TM))                 --             --              --            --
 Fidelity VIP II Investment Grade Bond (PinnaclePlus(TM))(April 27)*             --         (2,913)        391,432           (78)
 Fidelity VIP III Balanced (Grandmaster(TM))                                  3,722       (325,912)       (566,723)         (627)
 Fidelity VIP III Growth & Income (Grandmaster(TM))                             807       (508,359)         68,630          (756)
 Fidelity VIP III Growth Opportunities (Grandmaster(TM))                      3,154       (242,303)          6,369          (354)
 Fidelity VIP Overseas (AnnuiChoice(TM))(April 27)*                             (59)        (8,900)        370,054          (488)
 Fidelity VIP Overseas (AnnuiChoice II(TM))(April 27)*                           --           (241)         52,306            (6)
 Fidelity VIP Overseas (Grandmaster(TM))                                     10,633       (693,666)       (359,484)       (1,387)
 Fidelity VIP Overseas (GrandmasterFlex3(TM))(April 27)*                         --        (21,252)        373,066           (12)
 Fidelity VIP Overseas (IQ(TM))(April 27)*                                       --           (565)        276,054           (23)
 Fidelity VIP Overseas (IQ Advisor Standard(TM))(April 27)*                      --             --              --            --
 Fidelity VIP Overseas (IQ Advisor Enhanced(TM))(April 27)*                      --             --              --            --
 Fidelity VIP Overseas (Pinnacleplus(TM))(April27)*                              --         (3,498)        754,982          (159)
AFFILIATED SERVICE CLASS:
 Touchstone Aggressive ETF (AnnuiChoice(TM))                                  3,073         (1,517)          4,834          (334)
 Touchstone Aggressive ETF (AnnuiChoice II(TM))                              39,257             --         196,175          (308)
 Touchstone Aggressive ETF (IQ Advisor Standard (TM))(April 27)*                 --             --              --            --
 Touchstone Aggressive ETF (IQ Advisor Enhanced (TM))(April 27)*                 --             --              --            --
 Touchstone Aggressive ETF (GrandmasterFlex3(TM)) (April 30)*                46,003             --          19,791            --
 Touchstone Aggressive ETF (PinnaclePlus(TM)) (April 30)*                     1,760           (167)        102,803           (13)
 Touchstone GMAB Aggressive ETF (AnnuiChoice II(TM)) (February 12)*         308,572             --              (2)         (231)
 Touchstone Conservative ETF (AnnuiChoice II (TM))(January 12)*              31,594             --           4,112            (1)
 Touchstone Conservative ETF (IQ Advisor Standard (TM))                          --             --              --            --
 Touchstone Conservative ETF (IQ Advisor Enhanced (TM))                          --             --              --            --
 Touchstone Conservative ETF (GrandmasterFlex3(TM)) (June 11)*              223,550            (94)         54,550            --
 Touchstone Conservative ETF (PinnaclePlus(TM)) (May 21)*                        --         (96.00)     119,248.00            --
 Touchstone Enhanced ETF (AnnuiChoice(TM))                                   51,689             --         138,935          (260)
 Touchstone Enhanced ETF (AnnuiChoice II(TM))                                   140             --         136,238           (15)
 Touchstone Enhanced ETF (IQ Advisor Standard (TM))                              --             --              --            --
 Touchstone Enhanced ETF (IQ Advisor Enhanced (TM))                              --             --              --            --
 Touchstone Enhanced ETF (GrandmasterFlex3(TM)) (April 30)*                  90,607           (227)         52,329            --
 Touchstone Enhanced ETF (PinnaclePlus(TM))(April 30)*                        9,251           (636)        299,531           (47)
 Touchstone GMAB Conservative ETF (AnnuiChoice II (TM))                          --             --              --            --
 Touchstone Moderate ETF  (AnnuiChoice(TM))                                  36,346         (1,308)        117,223          (155)
 Touchstone Moderate ETF  (AnnuiChoice II(TM))                               97,087             --         110,562           (15)
 Touchstone Moderate ETF (IQ Advisor Standard (TM))                              --             --              --            --
 Touchstone Moderate ETF (IQ Advisor Enhanced (TM))                              --             --              --            --
 Touchstone Moderate ETF (GrandmasterFlex3(TM)) (May 03)*                   126,534             --         223,316            (9)
 Touchstone Moderate ETF (PinnaclePlus(TM)) (April 30)*                     210,000           (418)        247,968            (1)
 Touchstone Money Market (AnnuiChoice(TM))                                   83,605       (233,734)       (138,506)       (6,978)
 Touchstone Money Market (AnnuiChoice II(TM))(April 09)*                     13,357            (74)          9,996            (5)
 Touchstone Money Market (GrandMaster flex3(TM))                            289,217     (1,261,336)      1,731,327          (361)
 Touchstone Money Market (IQ Annuity(TM))                                 2,210,182     (1,436,114)        654,850        (1,849)
 Touchstone Money Market (Pinnacleplus(TM))                                 740,401        (46,000)        (10,141)         (316)



                                                                      Net increase
                                                                      (decrease) in
                                                                       net assets       Increase
                                                                      from contract    (decrease)     Net assets,
                                                                         related           in        beginning of     Net assets,
                              Division                                transactions     net assets       period       end of period
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS (CONTINUED):
 Fidelity VIP II Index 500 (Grandmaster(TM))                          $  (1,788,503)  $(1,130,292)   $  9,233,417    $   8,103,125
 Fidelity VIP II Investment Grade Bond (AnnuiChoice(TM)) (April 27)*        588,918       590,025              --          590,025
 Fidelity VIP II Investment Grade Bond (AnnuiChoice II(TM))
   (April 29)*                                                                   --            --              --               --
 Fidelity VIP II Investment Grade Bond (Grandmaster(TM))                   (426,567)     (382,768)      3,307,483        2,924,715
 Fidelity VIP II Investment Grade Bond (GrandmasterFlex3(TM))
   (April 27)*                                                              366,270       365,385              --          365,385
 Fidelity VIP II Investment Grade Bond (IQ(TM))(April 27)*                  206,546       206,206              --          206,206
 Fidelity VIP II Investment Grade Bond (IQ Advisor Standard(TM))                 --            --              --               --
 Fidelity VIP II Investment Grade Bond (IQ Advisor Enhanced(TM))                 --            --              --               --
 Fidelity VIP II Investment Grade Bond (PinnaclePlus(TM))(April 27)*        388,441       386,872              --          386,872
 Fidelity VIP III Balanced (Grandmaster(TM))                               (889,540)     (640,750)      3,129,664        2,488,914
 Fidelity VIP III Growth & Income (Grandmaster(TM))                        (439,678)      (40,770)      3,502,276        3,461,506
 Fidelity VIP III Growth Opportunities (Grandmaster(TM))                   (233,134)      (24,573)      1,250,521        1,225,948
 Fidelity VIP Overseas (AnnuiChoice(TM))(April 27)*                         360,607       384,320              --          384,320
 Fidelity VIP Overseas (AnnuiChoice II(TM))(April 27)*                       52,059        55,067              --           55,067
 Fidelity VIP Overseas (Grandmaster(TM))                                 (1,043,904)     (294,031)      5,161,252        4,867,221
 Fidelity VIP Overseas (GrandmasterFlex3(TM))(April 27)*                    351,802       373,283              --          373,283
 Fidelity VIP Overseas (IQ(TM))(April 27)*                                  275,466       290,942              --          290,942
 Fidelity VIP Overseas (IQ Advisor Standard(TM))(April 27)*                      --            --              --               --
 Fidelity VIP Overseas (IQ Advisor Enhanced(TM))(April 27)*                      --            --              --               --
 Fidelity VIP Overseas (Pinnacleplus(TM))(April27)*                         751,325       792,901              --          792,901
AFFILIATED SERVICE CLASS:
 Touchstone Aggressive ETF (AnnuiChoice(TM))                                  6,056        12,659          20,007           32,666
 Touchstone Aggressive ETF (AnnuiChoice II(TM))                             235,124       263,183         306,547          569,730
 Touchstone Aggressive ETF (IQ Advisor Standard (TM))(April 27)*                 --            --              --               --
 Touchstone Aggressive ETF (IQ Advisor Enhanced (TM))(April 27)*                 --            --              --               --
 Touchstone Aggressive ETF (GrandmasterFlex3(TM)) (April 30)*                65,794        65,566              --           65,566
 Touchstone Aggressive ETF (PinnaclePlus(TM)) (April 30)*                   104,383       106,024              --          106,024
 Touchstone GMAB Aggressive ETF (AnnuiChoice II(TM)) (February 12)*         308,339       319,068              --          319,068
 Touchstone Conservative ETF (AnnuiChoice II (TM))(January 12)*              35,705        37,207              --           37,207
 Touchstone Conservative ETF (IQ Advisor Standard (TM))                          --            --              --               --
 Touchstone Conservative ETF (IQ Advisor Enhanced (TM))                          --            --              --               --
 Touchstone Conservative ETF (GrandmasterFlex3(TM)) (June 11)*              278,006       281,656              --          281,656
 Touchstone Conservative ETF (PinnaclePlus(TM)) (May 21)*                119,152.00    123,228.00              --       123,228.00
 Touchstone Enhanced ETF (AnnuiChoice(TM))                                  190,364       202,104          55,473          257,577
 Touchstone Enhanced ETF (AnnuiChoice II(TM))                               136,363       140,250          11,349          151,599
 Touchstone Enhanced ETF (IQ Advisor Standard (TM))                              --            --              --               --
 Touchstone Enhanced ETF (IQ Advisor Enhanced (TM))                              --            --              --               --
 Touchstone Enhanced ETF (GrandmasterFlex3(TM)) (April 30)*                 142,709       142,635              --          142,635
 Touchstone Enhanced ETF (PinnaclePlus(TM))(April 30)*                      308,099       310,017              --          310,017
 Touchstone GMAB Conservative ETF (AnnuiChoice II (TM))                          --            --              --               --
 Touchstone Moderate ETF  (AnnuiChoice(TM))                                 152,106       167,512         178,382          345,894
 Touchstone Moderate ETF  (AnnuiChoice II(TM))                              207,634       215,281          24,755          240,036
 Touchstone Moderate ETF (IQ Advisor Standard (TM))                              --            --              --               --
 Touchstone Moderate ETF (IQ Advisor Enhanced (TM))                              --            --              --               --
 Touchstone Moderate ETF (GrandmasterFlex3(TM)) (May 03)*                   349,841       355,371              --          355,371
 Touchstone Moderate ETF (PinnaclePlus(TM)) (April 30)*                     457,549       464,985              --          464,985
 Touchstone Money Market (AnnuiChoice(TM))                                 (295,613)     (245,995)      1,955,101        1,709,106
 Touchstone Money Market (AnnuiChoice II(TM))(April 09)*                     23,274        23,673              --           23,673
 Touchstone Money Market (GrandMaster flex3(TM))                            758,847       816,942       1,903,131        2,720,073
 Touchstone Money Market (IQ Annuity(TM))                                 1,427,069     1,550,552       2,411,166        3,961,718
 Touchstone Money Market (Pinnacleplus(TM))                                 683,944       738,278       1,611,307        2,349,585

                                                                                     Unit Transactions
                                                                      -------------------------------------------------
                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased    redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS (CONTINUED):
 Fidelity VIP II Index 500 (Grandmaster(TM))                                 --     (44,579)       (7,377)     (51,956)
 Fidelity VIP II Investment Grade Bond (AnnuiChoice(TM)) (April 27)*         --        (456)       59,285       58,829
 Fidelity VIP II Investment Grade Bond (AnnuiChoice II(TM))
   (April 29)*                                                               --          --            --           --
 Fidelity VIP II Investment Grade Bond (Grandmaster(TM))                    304     (13,104)       (3,299)     (16,099)
 Fidelity VIP II Investment Grade Bond (GrandmasterFlex3(TM))
   (April 27)*                                                               --      (1,434)       37,951       36,517
 Fidelity VIP II Investment Grade Bond (IQ(TM))(April 27)*                   --        (226)       20,826       20,600
 Fidelity VIP II Investment Grade Bond (IQ Advisor Standard(TM))             --          --            --           --
 Fidelity VIP II Investment Grade Bond (IQ Advisor Enhanced(TM))             --          --            --           --
 Fidelity VIP II Investment Grade Bond (PinnaclePlus(TM))(April 27)*         --        (302)       38,987       38,685
 Fidelity VIP III Balanced (Grandmaster(TM))                                233     (19,945)      (35,223)     (54,935)
 Fidelity VIP III Growth & Income (Grandmaster(TM))                          43     (27,009)        3,526      (23,440)
 Fidelity VIP III Growth Opportunities (Grandmaster(TM))                    240     (18,659)          397      (18,022)
 Fidelity VIP Overseas (AnnuiChoice(TM))(April 27)*                          --        (928)       37,249       36,321
 Fidelity VIP Overseas (AnnuiChoice II(TM))(April 27)*                       --         (23)        5,231        5,208
 Fidelity VIP Overseas (Grandmaster(TM))                                    291     (18,391)       (8,193)     (26,293)
 Fidelity VIP Overseas (GrandmasterFlex3(TM))(April 27)*                     --      (2,078)       37,440       35,362
 Fidelity VIP Overseas (IQ(TM))(April 27)*                                   --         (58)       27,607       27,549
 Fidelity VIP Overseas (IQ Advisor Standard(TM))(April 27)*                  --          --            --           --
 Fidelity VIP Overseas (IQ Advisor Enhanced(TM))(April 27)*                  --          --            --           --
 Fidelity VIP Overseas (Pinnacleplus(TM))(April27)*                          --        (360)       75,512       75,152
AFFILIATED SERVICE CLASS:
 Touchstone Aggressive ETF (AnnuiChoice(TM))                                268        (163)          865          970
 Touchstone Aggressive ETF (AnnuiChoice II(TM))                           3,555         (28)       17,698       21,225
 Touchstone Aggressive ETF (IQ Advisor Standard (TM))(April 27)*             --          --            --           --
 Touchstone Aggressive ETF (IQ Advisor Enhanced (TM))(April 27)*             --          --            --           --
 Touchstone Aggressive ETF (GrandmasterFlex3(TM)) (April 30)*             4,529          --         1,945        6,474
 Touchstone Aggressive ETF (PinnaclePlus(TM)) (April 30)*                   179         (18)       10,313       10,474
 Touchstone GMAB Aggressive ETF (AnnuiChoice II(TM)) (February 12)*      28,103         (21)            1       28,083
 Touchstone Conservative ETF (AnnuiChoice II (TM))(January 12)*           3,026          --           384        3,410
 Touchstone Conservative ETF (IQ Advisor Standard (TM))                      --          --            --           --
 Touchstone Conservative ETF (IQ Advisor Enhanced (TM))                      --          --            --           --
 Touchstone Conservative ETF (GrandmasterFlex3(TM)) (June 11)*           22,343          (9)        5,504       27,838
 Touchstone Conservative ETF (PinnaclePlus(TM)) (May 21)*                    --         (10)       12,196       12,186
 Touchstone Enhanced ETF (AnnuiChoice(TM))                                4,687         (22)       12,135       16,800
 Touchstone Enhanced ETF (AnnuiChoice II(TM))                                12          (1)       12,033       12,044
 Touchstone Enhanced ETF (IQ Advisor Standard (TM))                          --          --            --           --
 Touchstone Enhanced ETF (IQ Advisor Enhanced (TM))                          --          --            --           --
 Touchstone Enhanced ETF (GrandmasterFlex3(TM)) (April 30)*               9,078         (23)        5,148       14,203
 Touchstone Enhanced ETF (PinnaclePlus(TM))(April 30)*                      919         (68)       30,035       30,886
 Touchstone GMAB Conservative ETF (AnnuiChoice II (TM))                      --          --            --           --
 Touchstone Moderate ETF  (AnnuiChoice(TM))                               3,354        (133)       10,638       13,859
 Touchstone Moderate ETF  (AnnuiChoice II(TM))                            9,019          (1)       10,147       19,165
 Touchstone Moderate ETF (IQ Advisor Standard (TM))                          --          --            --           --
 Touchstone Moderate ETF (IQ Advisor Enhanced (TM))                          --          --            --           --
 Touchstone Moderate ETF (GrandmasterFlex3(TM)) (May 03)*                12,601          (1)       22,566       35,166
 Touchstone Moderate ETF (PinnaclePlus(TM)) (April 30)*                  20,929         (42)       25,150       46,037
 Touchstone Money Market (AnnuiChoice(TM))                                8,127     (22,779)      (13,274)     (27,926)
 Touchstone Money Market (AnnuiChoice II(TM))(April 09)*                  1,306          (8)          976        2,274
 Touchstone Money Market (GrandMaster flex3(TM))                         27,538    (120,918)      165,986       72,606
 Touchstone Money Market (IQ Annuity(TM))                               210,596    (136,496)       65,752      139,852
 Touchstone Money Market (Pinnacleplus(TM))                              71,007      (4,445)         (208)      66,354


SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                                       19

                                                                           INCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS
 Fidelity VIP III Mid Cap (Grandmaster(TM))                           $      (22,385)  $  1,459,286   $     (647,704)  $    789,197
 MFS Capital Opportunities (AnnuiChoice(TM))                                    (237)        40,037          (30,406)         9,394
 MFS Capital Opportunities (GrandMaster flex3(TM))                              (200)        14,757          (10,129)         4,428
 MFS Capital Opportunities (Grandmaster(TM))                                    (118)        11,143           (7,893)         3,132
 MFS Capital Opportunities (IQ Annuity(TM))                                   (1,072)        88,094          (60,966)        26,056
 MFS Capital Opportunities (Pinnacleplus(TM))                                   (442)        27,842          (18,614)         8,786
 MFS Emerging Growth (AnnuiChoice(TM))                                          (147)         5,307           (1,633)         3,527
 MFS Emerging Growth (GrandMaster flex3(TM))                                    (388)         9,575           (3,240)         5,947
 MFS Emerging Growth (Grandmaster(TM))                                          (143)         5,772           (3,105)         2,524
 MFS Emerging Growth (IQ Annuity(TM))                                         (1,834)        52,973          (24,063)        27,076
 MFS Emerging Growth (Pinnacleplus(TM))                                         (426)        10,049           (4,098)         5,525
 MFS Investors Growth Stock (AnnuiChoice(TM))                                   (337)        24,581          (16,956)         7,288
 MFS Investors Growth Stock (GrandMaster flex3(TM))                             (536)        16,628           (9,758)         6,334
 MFS Investors Growth Stock (Grandmaster(TM))                                    (93)         2,945           (1,476)         1,376
 MFS Investors Growth Stock (IQ Annuity(TM))                                    (145)         5,341           (2,982)         2,214
 MFS Investors Growth Stock (Pinnacleplus(TM))                                  (534)        23,138          (16,682)         5,922
 MFS Mid Cap Growth (AnnuiChoice(TM))                                          1,381         20,399          (10,374)        11,406
 MFS Mid Cap Growth (GrandMaster flex3(TM))                                      613         14,768           (7,181)         8,200
 MFS Mid Cap Growth (Grandmaster(TM))                                            489          7,103           (2,857)         4,735
 MFS Mid Cap Growth (IQ Annuity(TM))                                           1,363         23,637          (11,133)        13,867
 MFS Mid Cap Growth (Pinnacleplus(TM))                                         3,519         28,170          (10,902)        20,787
 MFS Mid Cap Growth (AnnuiChoice II(TM))                                         198            470             (111)           557
 MFS New Discovery (AnnuiChoice(TM))                                           1,450         19,808          (15,340)         5,918
 MFS New Discovery (GrandMaster flex3(TM))                                       823         10,822           (7,040)         4,605
 MFS New Discovery (Grandmaster(TM))                                           1,087         15,652          (11,849)         4,890
 MFS New Discovery (IQ Annuity(TM))                                            1,347         17,534          (12,939)         5,942
 MFS New Discovery (Pinnacleplus(TM))                                          3,603          4,001             (555)         7,049
 MFS Total Return (AnnuiChoice(TM))                                            9,431         51,795          (41,889)        19,337
 MFS Total Return (GrandMaster flex3(TM))                                      5,278         26,224          (20,010)        11,492
 MFS Total Return (Grandmaster(TM))                                           26,417        141,740         (113,422)        54,735
 MFS Total Return (IQ Annuity(TM))                                            16,129         86,835          (69,031)        33,933
 MFS Total Return (Pinnacleplus(TM))                                          28,800        113,297          (81,453)        60,644
NON-AFFILIATED SERVICE CLASS 2:
 Fidelity VIP Asset Manager (AnnuiChoice(TM))                                  5,700          9,656           13,308         28,664
 Fidelity VIP Asset Manager (GrandMaster flex3(TM))                            4,897          7,478            3,534         15,909
 Fidelity VIP Asset Manager (IQ3)                                              7,930         19,071           20,024         47,025
 Fidelity VIP Asset Manager (Pinnacleplus(TM))                                 1,696          3,565            8,349         13,610
 Fidelity VIP Balanced (AnnuiChoice(TM))                                      12,209         15,086            3,364         30,659
 Fidelity VIP Balanced (AnnuiChoice II(TM))(June 05)*                            (40)            38               36             34
 Fidelity VIP Balanced (GrandMaster (TM)) (April 27)*                         (1,396)            77           10,570          9,251
 Fidelity VIP Balanced (GrandMaster flex3(TM))                                11,663          9,070           23,001         43,734
 Fidelity VIP Balanced (IQ3(TM))                                              13,570         18,100           (3,096)        28,574
 Fidelity VIP Balanced (Pinnacleplus(TM))                                     10,852          9,253           17,746         37,851
 Fidelity VIP Contrafund (AnnuiChoice(TM))                                   (19,540)       124,279          292,949        397,688
 Fidelity VIP Contrafund (GrandMaster flex3(TM))                             (26,172)       115,770          238,940        328,538
 Fidelity VIP Contrafund (IQ3)                                               (30,869)       104,901          336,282        410,314
 Fidelity VIP Contrafund (Pinnacleplus(TM))                                  (41,636)        80,764          456,477        495,605
 Fidelity VIP Contrafund (AnnuiChoice II(TM))                                 (4,188)         2,163           96,781         94,756
 Fidelity VIP Contrafund Standard (IQ Advisor(TM))                               (27)            81              909            963
 Fidelity VIP Contrafund (IQ Advisor Enhanced(TM))                                --             --               --             --
 Fidelity VIP Disclipined Small Cap (AnnuiChoice(TM))(April 27)*                (317)            49           (2,773)        (3,041)
 Fidelity VIP Disclipined Small Cap (AnnuiChoice II(TM)) (April 27)*              --             --               --             --
 Fidelity VIP Disclipined Small Cap (IQ(TM))(April 27)*                         (464)           172           (1,712)        (2,004)

                                                                           INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS
 Fidelity VIP III Mid Cap (Grandmaster(TM))                           $       3,794   $   (613,564)  $  (1,200,758)  $      (668)
 MFS Capital Opportunities (AnnuiChoice(TM))                                    (93)        (8,426)       (103,711)         (182)
 MFS Capital Opportunities (GrandMaster flex3(TM))                              115             --         (52,189)           --
 MFS Capital Opportunities (Grandmaster(TM))                                    240         (4,689)        (33,722)           (2)
 MFS Capital Opportunities (IQ Annuity(TM))                                   4,000         (6,547)       (300,864)          (71)
 MFS Capital Opportunities (Pinnacleplus(TM))                                   623           (134)       (102,351)           (9)
 MFS Emerging Growth (AnnuiChoice(TM))                                           --         (6,678)        (43,556)         (115)
 MFS Emerging Growth (GrandMaster flex3(TM))                                     --           (241)        (80,221)          (15)
 MFS Emerging Growth (Grandmaster(TM))                                           --         (3,587)        (32,797)           (4)
 MFS Emerging Growth (IQ Annuity(TM))                                        65,743         (3,467)       (360,202)         (135)
 MFS Emerging Growth (Pinnacleplus(TM))                                          --         (4,613)        (74,400)          (42)
 MFS Investors Growth Stock (AnnuiChoice(TM))                                    68         (6,125)       (140,139)         (280)
 MFS Investors Growth Stock (GrandMaster flex3(TM))                            (349)       (36,301)       (123,011)          (51)
 MFS Investors Growth Stock (Grandmaster(TM))                                    --         (1,264)        (26,148)          (10)
 MFS Investors Growth Stock (IQ Annuity(TM))                                  4,000             --         (44,131)          (10)
 MFS Investors Growth Stock (Pinnacleplus(TM))                               11,123           (414)       (123,759)          (32)
 MFS Mid Cap Growth (AnnuiChoice(TM))                                            --           (108)       (136,047)         (196)
 MFS Mid Cap Growth (GrandMaster flex3(TM))                                    (387)       (40,310)        (84,299)          (38)
 MFS Mid Cap Growth (Grandmaster(TM))                                            --         (5,329)        (53,951)           (8)
 MFS Mid Cap Growth (IQ Annuity(TM))                                          5,000         (1,332)       (156,976)          (23)
 MFS Mid Cap Growth (Pinnacleplus(TM))                                      128,104         (3,166)       (305,700)          (72)
 MFS Mid Cap Growth (AnnuiChoice II(TM))                                     13,357             --         (15,649)           --
 MFS New Discovery (AnnuiChoice(TM))                                             --           (485)        (77,333)          (92)
 MFS New Discovery (GrandMaster flex3(TM))                                       --        (15,508)        (48,577)           (7)
 MFS New Discovery (Grandmaster(TM))                                             --        (39,324)        (33,120)           (7)
 MFS New Discovery (IQ Annuity(TM))                                              --         (2,706)        (76,819)           --
 MFS New Discovery (Pinnacleplus(TM))                                       117,104           (398)       (139,854)          (14)
 MFS Total Return (AnnuiChoice(TM))                                            (120)       (11,868)       (423,962)         (480)
 MFS Total Return (GrandMaster flex3(TM))                                       115        (12,600)       (278,421)          (68)
 MFS Total Return (Grandmaster(TM))                                             385        (54,421)     (1,218,385)          (34)
 MFS Total Return (IQ Annuity(TM))                                            5,581        (10,623)       (776,562)         (350)
 MFS Total Return (Pinnacleplus(TM))                                         38,433        (44,827)     (1,350,064)         (292)
NON-AFFILIATED SERVICE CLASS 2:
 Fidelity VIP Asset Manager (AnnuiChoice(TM))                                23,450        (22,965)         (1,253)         (555)
 Fidelity VIP Asset Manager (GrandMaster flex3(TM))                              --         (1,495)        (90,289)          (31)
 Fidelity VIP Asset Manager (IQ3)                                                --        (37,896)         (5,666)         (200)
 Fidelity VIP Asset Manager (Pinnacleplus(TM))                                   --         (2,210)         33,039           (51)
 Fidelity VIP Balanced (AnnuiChoice(TM))                                     23,387        (46,991)         (6,620)         (840)
 Fidelity VIP Balanced (AnnuiChoice II(TM))(June 05)*                        15,592         (7,376)             --            (4)
 Fidelity VIP Balanced (GrandMaster (TM)) (April 27)*                         3,510         (8,744)        423,386            --
 Fidelity VIP Balanced (GrandMaster flex3(TM))                               11,493         (7,026)        172,777          (125)
 Fidelity VIP Balanced (IQ3(TM))                                             22,431        (39,423)        (98,677)         (177)
 Fidelity VIP Balanced (Pinnacleplus(TM))                                    10,873         (7,378)        147,238          (109)
 Fidelity VIP Contrafund (AnnuiChoice(TM))                                   85,536       (112,704)         84,398        (4,934)
 Fidelity VIP Contrafund (GrandMaster flex3(TM))                            230,916       (233,525)         83,458          (722)
 Fidelity VIP Contrafund (IQ3)                                              236,646       (317,425)       (139,814)         (850)
 Fidelity VIP Contrafund (Pinnacleplus(TM))                                  77,219       (105,058)        971,845        (1,535)
 Fidelity VIP Contrafund (AnnuiChoice II(TM))                               532,352        (16,943)        135,517            --
 Fidelity VIP Contrafund Standard (IQ Advisor(TM))                               --             --              (2)           --
 Fidelity VIP Contrafund (IQ Advisor Enhanced(TM))                               --             --              --            --
 Fidelity VIP Disclipined Small Cap (AnnuiChoice(TM))(April 27)*                 --         (2,689)         78,002           (50)
 Fidelity VIP Disclipined Small Cap (AnnuiChoice II(TM)) (April 27)*             --             --              --            --
 Fidelity VIP Disclipined Small Cap (IQ(TM))(April 27)*                          --             --          82,000            (1)


                                                                      Net increase
                                                                      (decrease) in
                                                                       net assets       Increase
                                                                      from contract    (decrease)     Net assets,
                                                                         related           in        beginning of     Net assets,
                              Division                                transactions     net assets       period       end of period
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS
 Fidelity VIP III Mid Cap (Grandmaster(TM))                           $  (1,811,196)  $(1,021,999)   $  5,498,552    $   4,476,553
 MFS Capital Opportunities (AnnuiChoice(TM))                               (112,412)     (103,018)        103,018               --
 MFS Capital Opportunities (GrandMaster flex3(TM))                          (52,074)      (47,646)         47,646               --
 MFS Capital Opportunities (Grandmaster(TM))                                (38,173)      (35,041)         35,041               --
 MFS Capital Opportunities (IQ Annuity(TM))                                (303,482)     (277,426)        277,426               --
 MFS Capital Opportunities (Pinnacleplus(TM))                              (101,871)      (93,085)         93,085               --
 MFS Emerging Growth (AnnuiChoice(TM))                                      (50,349)      (46,822)         46,822               --
 MFS Emerging Growth (GrandMaster flex3(TM))                                (80,477)      (74,530)         74,530               --
 MFS Emerging Growth (Grandmaster(TM))                                      (36,388)      (33,864)         33,864               --
 MFS Emerging Growth (IQ Annuity(TM))                                      (298,061)     (270,985)        270,985               --
 MFS Emerging Growth (Pinnacleplus(TM))                                     (79,055)      (73,530)         73,530               --
 MFS Investors Growth Stock (AnnuiChoice(TM))                              (146,476)     (139,188)        139,188               --
 MFS Investors Growth Stock (GrandMaster flex3(TM))                        (159,712)     (153,378)        153,378               --
 MFS Investors Growth Stock (Grandmaster(TM))                               (27,422)      (26,046)         26,046               --
 MFS Investors Growth Stock (IQ Annuity(TM))                                (40,141)      (37,927)         37,927               --
 MFS Investors Growth Stock (Pinnacleplus(TM))                             (113,082)     (107,160)        107,160               --
 MFS Mid Cap Growth (AnnuiChoice(TM))                                      (136,351)     (124,945)        124,945               --
 MFS Mid Cap Growth (GrandMaster flex3(TM))                                (125,034)     (116,834)        116,834               --
 MFS Mid Cap Growth (Grandmaster(TM))                                       (59,288)      (54,553)         54,553               --
 MFS Mid Cap Growth (IQ Annuity(TM))                                       (153,331)     (139,464)        139,464               --
 MFS Mid Cap Growth (Pinnacleplus(TM))                                     (180,834)     (160,047)        160,047               --
 MFS Mid Cap Growth (AnnuiChoice II(TM))                                     (2,292)       (1,735)          1,735               --
 MFS New Discovery (AnnuiChoice(TM))                                        (77,910)      (71,992)         71,992               --
 MFS New Discovery (GrandMaster flex3(TM))                                  (64,092)      (59,487)         59,487               --
 MFS New Discovery (Grandmaster(TM))                                        (72,451)      (67,561)         67,561               --
 MFS New Discovery (IQ Annuity(TM))                                         (79,525)      (73,583)         73,583               --
 MFS New Discovery (Pinnacleplus(TM))                                       (23,162)      (16,113)         16,113               --
 MFS Total Return (AnnuiChoice(TM))                                        (436,430)     (417,093)        417,093               --
 MFS Total Return (GrandMaster flex3(TM))                                  (290,974)     (279,482)        279,482               --
 MFS Total Return (Grandmaster(TM))                                      (1,272,455)   (1,217,720)      1,217,720               --
 MFS Total Return (IQ Annuity(TM))                                         (781,954)     (748,021)        748,021               --
 MFS Total Return (Pinnacleplus(TM))                                     (1,356,750)   (1,296,106)      1,296,106               --
NON-AFFILIATED SERVICE CLASS 2:
 Fidelity VIP Asset Manager (AnnuiChoice(TM))                                (1,323)       27,341         245,383          272,724
 Fidelity VIP Asset Manager (GrandMaster flex3(TM))                         (91,815)      (75,906)        234,031          158,125
 Fidelity VIP Asset Manager (IQ3)                                           (43,762)        3,263         443,422          446,685
 Fidelity VIP Asset Manager (Pinnacleplus(TM))                               30,778        44,388         105,436          149,824
 Fidelity VIP Balanced (AnnuiChoice(TM))                                    (31,064)         (405)        336,924          336,519
 Fidelity VIP Balanced (AnnuiChoice II(TM))(June 05)*                         8,212         8,246              --            8,246
 Fidelity VIP Balanced (GrandMaster (TM))(April 27)*                        418,152       427,403              --          427,403
 Fidelity VIP Balanced (GrandMaster flex3(TM))                              177,119       220,853         393,487          614,340
 Fidelity VIP Balanced (IQ3(TM))                                           (115,846)      (87,272)        402,447          315,175
 Fidelity VIP Balanced (Pinnacleplus(TM))                                   150,624       188,475         360,851          549,326
 Fidelity VIP Contrafund (AnnuiChoice(TM))                                   52,296       449,984       2,577,975        3,027,959
 Fidelity VIP Contrafund (GrandMaster flex3(TM))                             80,127       408,665       2,197,642        2,606,307
 Fidelity VIP Contrafund (IQ3)                                             (221,443)      188,871       2,917,142        3,106,013
 Fidelity VIP Contrafund (Pinnacleplus(TM))                                 942,471     1,438,076       2,713,116        4,151,192
 Fidelity VIP Contrafund (AnnuiChoice II(TM))                               650,926       745,682          68,504          814,186
 Fidelity VIP Contrafund Standard (IQ Advisor(TM))                               (2)          961           6,064            7,025
 Fidelity VIP Contrafund (IQ Advisor Enhanced(TM))                               --            --              --               --
 Fidelity VIP Disclipined Small Cap (AnnuiChoice(TM))(April 27)*             75,263        72,222              --           72,222
 Fidelity VIP Disclipined Small Cap (AnnuiChoice II(TM))(April 27)*              --            --              --               --
 Fidelity VIP Disclipined Small Cap (IQ(TM))(April 27)*                      81,999        79,995              --           79,995


                                                                                     Unit Transactions
                                                                      -------------------------------------------------
                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased    redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS
 Fidelity VIP III Mid Cap (Grandmaster(TM))                                 119     (18,335)      (34,851)     (53,067)
 MFS Capital Opportunities (AnnuiChoice(TM))                                 --        (821)       (9,182)     (10,003)
 MFS Capital Opportunities (GrandMaster flex3(TM))                            8          --        (3,747)      (3,739)
 MFS Capital Opportunities (Grandmaster(TM))                                 27        (523)       (3,583)      (4,079)
 MFS Capital Opportunities (IQ Annuity(TM))                                 477        (762)      (33,277)     (33,562)
 MFS Capital Opportunities (Pinnacleplus(TM))                                45         (10)       (7,050)      (7,015)
 MFS Emerging Growth (AnnuiChoice(TM))                                       --        (603)       (3,696)      (4,299)
 MFS Emerging Growth (GrandMaster flex3(TM))                                 --         (19)       (5,652)      (5,671)
 MFS Emerging Growth (Grandmaster(TM))                                       --        (328)       (2,917)      (3,245)
 MFS Emerging Growth (IQ Annuity(TM))                                     8,994        (482)      (45,750)     (37,238)
 MFS Emerging Growth (Pinnacleplus(TM))                                      --        (335)       (5,178)      (5,513)
 MFS Investors Growth Stock (AnnuiChoice(TM))                                 9        (621)      (12,800)     (13,412)
 MFS Investors Growth Stock (GrandMaster flex3(TM))                          --      (3,127)       (9,989)     (13,116)
 MFS Investors Growth Stock (Grandmaster(TM))                                --        (124)       (2,488)      (2,612)
 MFS Investors Growth Stock (IQ Annuity(TM))                                554          (1)       (5,740)      (5,187)
 MFS Investors Growth Stock (Pinnacleplus(TM))                              939         (37)       (9,819)      (8,917)
 MFS Mid Cap Growth (AnnuiChoice(TM))                                        --         (34)      (14,110)     (14,144)
 MFS Mid Cap Growth (GrandMaster flex3(TM))                                  --      (3,282)       (6,272)      (9,554)
 MFS Mid Cap Growth (Grandmaster(TM))                                        --        (710)       (7,073)      (7,783)
 MFS Mid Cap Growth (IQ Annuity(TM))                                        738        (195)      (22,047)     (21,504)
 MFS Mid Cap Growth (Pinnacleplus(TM))                                    9,851        (250)      (22,431)     (12,830)
 MFS Mid Cap Growth (AnnuiChoice II(TM))                                  1,157          --        (1,317)        (160)
 MFS New Discovery (AnnuiChoice(TM))                                         --         (51)       (6,240)      (6,291)
 MFS New Discovery (GrandMaster flex3(TM))                                   --      (1,144)       (3,501)      (4,645)
 MFS New Discovery (Grandmaster(TM))                                         --      (3,535)       (2,961)      (6,496)
 MFS New Discovery (IQ Annuity(TM))                                          --        (274)       (7,655)      (7,929)
 MFS New Discovery (Pinnacleplus(TM))                                     8,446         (29)       (9,631)      (1,214)
 MFS Total Return (AnnuiChoice(TM))                                          --        (919)      (30,397)     (31,316)
 MFS Total Return (GrandMaster flex3(TM))                                     8        (957)      (20,349)     (21,298)
 MFS Total Return (Grandmaster(TM))                                          30      (4,140)      (90,932)     (95,042)
 MFS Total Return (IQ Annuity(TM))                                          436        (844)      (57,723)     (58,131)
 MFS Total Return (Pinnacleplus(TM))                                      2,939      (3,427)     (100,113)    (100,601)
NON-AFFILIATED SERVICE CLASS 2:
 Fidelity VIP Asset Manager (AnnuiChoice(TM))                             1,903      (1,901)         (101)         (99)
 Fidelity VIP Asset Manager (GrandMaster flex3(TM))                          --        (135)       (8,096)      (8,231)
 Fidelity VIP Asset Manager (IQ3)                                         --      (3,172)         (506)      (3,678)
 Fidelity VIP Asset Manager (Pinnacleplus(TM))                               --        (185)        2,711        2,526
 Fidelity VIP Balanced (AnnuiChoice(TM))                                  1,802      (3,626)         (511)      (2,335)
 Fidelity VIP Balanced (AnnuiChoice II(TM))(June 05)*                     1,365        (652)           (1)         712
 Fidelity VIP Balanced (GrandMaster (TM))(April 27)*                        271        (677)       32,930       32,524
 Fidelity VIP Balanced (GrandMaster flex3(TM))                              851        (513)       12,523       12,861
 Fidelity VIP Balanced (IQ3(TM))                                          1,820      (3,237)       (8,302)      (9,719)
 Fidelity VIP Balanced (Pinnacleplus(TM))                                   887        (581)       11,371       11,677
 Fidelity VIP Contrafund (AnnuiChoice(TM))                                5,221      (6,990)        4,400        2,631
 Fidelity VIP Contrafund (GrandMaster flex3(TM))                         13,704     (14,131)        4,677        4,250
 Fidelity VIP Contrafund (IQ3)                                           15,604     (20,915)       (9,818)     (15,129)
 Fidelity VIP Contrafund (Pinnacleplus(TM))                               4,683      (6,311)       57,669       56,041
 Fidelity VIP Contrafund (AnnuiChoice II(TM))                            48,906      (1,431)       11,953       59,428
 Fidelity VIP Contrafund Standard (IQ Advisor(TM))                           --          --            --           --
 Fidelity VIP Contrafund (IQ Advisor Enhanced(TM))                           --          --            --           --
 Fidelity VIP Disclipined Small Cap (AnnuiChoice(TM))(April 27)*             --        (270)        7,829        7,559
 Fidelity VIP Disclipined Small Cap (AnnuiChoice II(TM))(April 27)*          --          --            --           --
 Fidelity VIP Disclipined Small Cap (IQ(TM))(April 27)*                      --          --         8,388        8,388


SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                                       20

                                                                           INCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
 Fidelity VIP Disclipined Small Cap (Grandmaster(TM))(April 27)*      $         (141)  $       (216)  $       (1,039)  $     (1,396)
 Fidelity VIP Disclipined Small Cap (GrandmasterFlex3(TM))(April 27)*           (290)           (51)            (864)        (1,205)
 Fidelity VIP Disclipined Small Cap (PinnaclePlus(TM))(April 27)*               (305)          (121)          (1,437)        (1,863)
 Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                    (190)           638           10,710         11,158
 Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3(TM))              (517)         9,008            1,111          9,602
 Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))                  (5,534)         9,194          137,950        141,610
 Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))                     (514)         1,524           10,049         11,059
 Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus(TM))                 (1,880)        18,969           10,845         27,934
 Fidelity VIP Equity-Income (AnnuiChoice(TM))                                 (6,898)        64,742           15,042         72,886
 Fidelity VIP Equity-Income (AnnuiChoice II(TM))(May 14)*                        (50)          (209)              80           (179)
 Fidelity VIP Equity-Income (GrandMaster flex3(TM))                           (6,020)         9,122           31,599         34,701
 Fidelity VIP Equity-Income (IQ3(TM))                                        (10,097)        55,170           21,529         66,602
 Fidelity VIP Equity-Income (Pinnacleplus(TM))                               (26,295)        23,045          140,592        137,342
 Fidelity VIP Freedom 2015 (AnnuiChoiceII(TM))(April 27)*                         (8)            --              373            365
 Fidelity VIP Freedom 2015 (IQ3(TM)) (April 27)*                                (102)             1            1,780          1,679
 Fidelity VIP Growth & Income (AnnuiChoice(TM))                                5,983          9,747            7,620         23,350
 Fidelity VIP Growth & Income (AnnuiChoice II(TM))(June 11)*                      (6)            --              135            129
 Fidelity VIP Growth & Income (GrandMaster flex3(TM))                          5,258          7,914           13,770         26,942
 Fidelity VIP Growth & Income (IQ3(TM))                                        4,225         14,158              511         18,894
 Fidelity VIP Growth & Income (Pinnacleplus(TM))                               3,201          5,974            8,747         17,922
 Fidelity VIP Growth (AnnuiChoice(TM))                                          (906)         6,263           48,900         54,257
 Fidelity VIP Growth (AnnuiChoice II(TM))(June 11)*                              (10)             1              489            480
 Fidelity VIP Growth (GrandMaster(TM))                                          (849)         2,732           23,531         25,414
 Fidelity VIP Growth (GrandMaster flex3(TM))                                  (1,450)        10,265           32,182         40,997
 Fidelity VIP Growth (IQ3(TM))                                                (2,290)        46,544           26,647         70,901
 Fidelity VIP Growth (Pinnacleplus(TM))                                       (3,291)        18,508           66,307         81,524
 Fidelity VIP Growth Opportunities (AnnuiChoice(TM))                            (312)         3,023            4,666          7,377
 Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))                    (1,375)         9,866            7,139         15,630
 Fidelity VIP Growth Opportunities (IQ3(TM))                                  (1,200)         1,806           14,820         15,426
 Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                         (1,256)        19,650              483         18,877
 Fidelity VIP High Income (AnnuiChoice(TM))                                   (2,045)          (172)           9,305          7,088
 Fidelity VIP High Income (AnnuiChoice II(TM))(February 26)*                     (49)          (160)             (27)          (236)
 Fidelity VIP High Income (GrandMaster flex3(TM))                            (18,266)        32,481           36,629         50,844
 Fidelity VIP High Income (IQ3(TM))                                          (32,814)        61,708           81,341        110,235
 Fidelity VIP High Income (Pinnacleplus(TM))                                  (3,355)          (128)           8,645          5,162
 Fidelity VIP II Index 500 (AnnuiChoice(TM))                                  (1,636)        23,771           38,389         60,524
 Fidelity VIP II Index 500 (AnnuiChoice II(TM))(April 27)*                      (351)             4            2,072          1,725
 Fidelity VIP II Index 500 (Grandmaster(TM))(April 27)*                      (19,477)        (2,724)         122,537        100,336
 Fidelity VIP II Index 500 (GrandmasterFlex3(TM))(April 27)*                  (6,898)            56           28,848         22,006
 Fidelity VIP Index 500 (IQ3(TM))                                                295         78,545          (31,046)        47,794
 Fidelity VIP Index 500 (Pinnacleplus(TM))                                   (14,845)        16,855           50,997         53,007
 Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))                         31,500         (6,305)         (11,708)        13,487
 Fidelity VIP Investment Grade Bond (GrandMaster (TM))(April 30)*             (1,039)          (139)           4,616          3,438
 Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))                   12,122         (1,109)          (6,535)         4,478
 Fidelity VIP Investment Grade Bond (IQ3(TM))                                 35,323         (7,884)         (14,605)        12,834
 Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                         8,944         (1,810)          (2,702)         4,432
 Fidelity VIP Investment Grade Bond (AnnuiChoice II(TM))                         633            (99)              86            620
 Fidelity VIP Mid Cap (AnnuiChoice(TM))                                       (3,433)       159,359           (8,406)       147,520
 Fidelity VIP Mid Cap (GrandMaster flex3(TM))                                (13,135)       160,336          104,773        251,974
 Fidelity VIP Mid Cap (IQ Annuity(TM))                                       (14,216)       340,843          (25,561)       301,066
 Fidelity VIP Mid Cap (Pinnacleplus(TM))                                     (18,247)       264,805           71,780        318,338
 Fidelity VIP Mid Cap (AnnuiChoice II(TM))                                      (221)           891            3,729          4,399
 Fidelity VIP Mid Cap (Grandmaster(TM))                                       (5,677)         3,411           77,658         75,392
                                                                           INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
 Fidelity VIP Disclipined Small Cap (Grandmaster(TM))(April 27)*      $          --   $       (224)  $      25,327   $        --
 Fidelity VIP Disclipined Small Cap (GrandmasterFlex3(TM))(April 27)*            --        (12,774)         70,919            --
 Fidelity VIP Disclipined Small Cap (PinnaclePlus(TM))(April 27)*            21,639           (287)         25,070            (8)
 Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                     --           (749)            126          (336)
 Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3(TM))           10,092         (1,740)        (21,301)          (40)
 Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))                 15,438        (74,565)        684,735          (374)
 Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))                      --         (6,299)          1,002           (30)
 Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus(TM))               129,492         (5,589)        (88,492)         (244)
 Fidelity VIP Equity-Income (AnnuiChoice(TM))                                39,212       (201,917)         83,616        (2,799)
 Fidelity VIP Equity-Income (AnnuiChoice II(TM))(May 14)*                    16,876        (13,170)           (181)           --
 Fidelity VIP Equity-Income (GrandMaster flex3(TM))                          25,893        (35,506)         73,006          (103)
 Fidelity VIP Equity-Income (IQ3(TM))                                        88,534        (48,962)        (67,436)         (816)
 Fidelity VIP Equity-Income (Pinnacleplus(TM))                               47,367        (64,173)        363,606        (1,107)
 Fidelity VIP Freedom 2015 (AnnuiChoiceII(TM))(April 27)*                     7,500             --           1,276            --
 Fidelity VIP Freedom 2015 (IQ3(TM)) (April 27)*                            201,630             --          11,122            --
 Fidelity VIP Growth & Income (AnnuiChoice(TM))                                 (45)       (19,845)            171          (527)
 Fidelity VIP Growth & Income (AnnuiChoice II(TM))(June 11)*                     --             --           2,814            --
 Fidelity VIP Growth & Income (GrandMaster flex3(TM))                         8,099         (3,730)         11,701           (23)
 Fidelity VIP Growth & Income (IQ3(TM))                                         986        (16,788)        (20,451)         (139)
 Fidelity VIP Growth & Income (Pinnacleplus(TM))                              3,019        (12,827)         29,355           (92)
 Fidelity VIP Growth (AnnuiChoice(TM))                                           24        (30,307)         81,373          (634)
 Fidelity VIP Growth (AnnuiChoice II(TM))(June 11)*                              --             --           5,278            (1)
 Fidelity VIP Growth (GrandMaster(TM))                                        7,793        (34,559)        234,373           (15)
 Fidelity VIP Growth (GrandMaster flex3(TM))                                  4,876        (40,740)         61,609           (21)
 Fidelity VIP Growth (IQ3(TM))                                              106,425        (83,892)        (88,891)         (208)
 Fidelity VIP Growth (Pinnacleplus(TM))                                       1,019         (9,994)        170,804          (253)
 Fidelity VIP Growth Opportunities (AnnuiChoice(TM))                            (31)       (13,182)           (467)         (118)
 Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))                    4,180         (8,284)         34,225           (31)
 Fidelity VIP Growth Opportunities (IQ3(TM))                                  1,050             --         102,412           (35)
 Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                        10,500         (1,262)        119,798           (89)
 Fidelity VIP High Income (AnnuiChoice(TM))                                    (130)       (18,730)         83,858          (576)
 Fidelity VIP High Income (AnnuiChoice II(TM))(February 26)*                  6,804         (6,563)         11,442            --
 Fidelity VIP High Income (GrandMaster flex3(TM))                                --       (407,534)       (491,882)         (205)
 Fidelity VIP High Income (IQ3(TM))                                         134,118       (179,837)        339,432          (527)
 Fidelity VIP High Income (Pinnacleplus(TM))                                    216         (8,949)         38,725           (92)
 Fidelity VIP II Index 500 (AnnuiChoice(TM))                                  5,967        (43,420)      1,237,542        (2,823)
 Fidelity VIP II Index 500 (AnnuiChoice II(TM))(April 27)*                   24,952             --          51,331           (34)
 Fidelity VIP II Index 500 (Grandmaster(TM))(April 27)*                       9,445       (130,612)      3,599,108          (327)
 Fidelity VIP II Index 500 (GrandmasterFlex3(TM))(April 27)*                  2,290        (61,625)      1,071,869          (247)
 Fidelity VIP Index 500 (IQ3(TM))                                             3,272       (116,368)        436,229          (503)
 Fidelity VIP Index 500 (Pinnacleplus(TM))                                      600        (61,832)      2,192,282          (178)
 Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))                            12        (56,323)        (15,452)       (2,159)
 Fidelity VIP Investment Grade Bond (GrandMaster (TM))(April 30)*             2,655        (15,526)        405,513           (21)
 Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))                   3,878        (50,246)         68,185           (84)
 Fidelity VIP Investment Grade Bond (IQ3(TM))                                96,030        (68,955)        (68,957)       (1,135)
 Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                           --        (22,058)        159,139          (259)
 Fidelity VIP Investment Grade Bond (AnnuiChoice II(TM))                      4,168         (4,227)         45,100            --
 Fidelity VIP Mid Cap (AnnuiChoice(TM))                                         881       (155,012)         61,232        (2,411)
 Fidelity VIP Mid Cap (GrandMaster flex3(TM))                               101,894       (133,554)        264,128          (370)
 Fidelity VIP Mid Cap (IQ Annuity(TM))                                       66,107        (67,880)        (99,953)         (647)
 Fidelity VIP Mid Cap (Pinnacleplus(TM))                                    166,039        (22,701)        306,166        (1,601)
 Fidelity VIP Mid Cap (AnnuiChoice II(TM))                                   20,526         (2,997)         24,080            --
 Fidelity VIP Mid Cap (Grandmaster(TM))                                       8,094        (40,664)      1,216,415           (89)


                                                                      Net increase
                                                                      (decrease) in
                                                                       net assets       Increase
                                                                      from contract    (decrease)     Net assets,
                                                                         related           in        beginning of     Net assets,
                              Division                                transactions     net assets       period       end of period
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
 Fidelity VIP Disclipined Small Cap (Grandmaster(TM))(April 27)*      $      25,103   $    23,707    $         --    $      23,707
 Fidelity VIP Disclipined Small Cap (GrandmasterFlex3(TM))(April 27)*        58,145        56,940              --           56,940
 Fidelity VIP Disclipined Small Cap (PinnaclePlus(TM))(April 27)*            46,414        44,551              --           44,551
 Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                   (959)       10,199          90,163          100,362
 Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3(TM))          (12,989)       (3,387)         85,347           81,960
 Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))                625,234       766,844       1,157,857        1,924,701
 Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))                  (5,327)        5,732          94,015           99,747
 Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus(TM))                35,167        63,101         171,198          234,299
 Fidelity VIP Equity-Income (AnnuiChoice(TM))                               (81,888)       (9,002)      1,076,057        1,067,055
 Fidelity VIP Equity-Income (AnnuiChoice II(TM))(May 14)*                     3,525         3,346              --            3,346
 Fidelity VIP Equity-Income (GrandMaster flex3(TM))                          63,290        97,991         499,240          597,231
 Fidelity VIP Equity-Income (IQ3(TM))                                       (28,680)       37,922         968,954        1,006,876
 Fidelity VIP Equity-Income (Pinnacleplus(TM))                              345,693       483,035       1,948,349        2,431,384
 Fidelity VIP Freedom 2015 (AnnuiChoiceII(TM))(April 27)*                     8,776         9,141              --            9,141
 Fidelity VIP Freedom 2015 (IQ3(TM)) (April 27)*                            212,752       214,431              --          214,431
 Fidelity VIP Growth & Income (AnnuiChoice(TM))                             (20,246)        3,104         208,952          212,056
 Fidelity VIP Growth & Income (AnnuiChoice II(TM))(June 11)*                  2,814         2,943              --            2,943
 Fidelity VIP Growth & Income (GrandMaster flex3(TM))                        16,047        42,989         219,144          262,133
 Fidelity VIP Growth & Income (IQ3(TM))                                     (36,392)      (17,498)        187,923          170,425
 Fidelity VIP Growth & Income (Pinnacleplus(TM))                             19,455        37,377         147,223          184,600
 Fidelity VIP Growth (AnnuiChoice(TM))                                       50,456       104,713         198,558          303,271
 Fidelity VIP Growth (AnnuiChoice II(TM))(June 11)*                           5,277         5,757              --            5,757
 Fidelity VIP Growth (GrandMaster(TM))                                      207,592       233,006              --          233,006
 Fidelity VIP Growth (GrandMaster flex3(TM))                                 25,724        66,721         169,506          236,227
 Fidelity VIP Growth (IQ3(TM))                                              (66,566)        4,335         361,364          365,699
 Fidelity VIP Growth (Pinnacleplus(TM))                                     161,576       243,100         309,646          552,746
 Fidelity VIP Growth Opportunities (AnnuiChoice(TM))                        (13,798)       (6,421)         47,825           41,404
 Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))                   30,090        45,720         110,766          156,486
 Fidelity VIP Growth Opportunities (IQ3(TM))                                103,427       118,853          59,563          178,416
 Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                       128,947       147,824          75,585          223,409
 Fidelity VIP High Income (AnnuiChoice(TM))                                  64,422        71,510         324,003          395,513
 Fidelity VIP High Income (AnnuiChoice II(TM))(February 26)*                 11,683        11,447              --           11,447
 Fidelity VIP High Income (GrandMaster flex3(TM))                          (899,621)     (848,777)      2,351,799        1,503,022
 Fidelity VIP High Income (IQ3(TM))                                         293,186       403,421       3,661,360        4,064,781
 Fidelity VIP High Income (Pinnacleplus(TM))                                 29,900        35,062         280,546          315,608
 Fidelity VIP II Index 500 (AnnuiChoice(TM))                              1,197,266     1,257,790         431,823        1,689,613
 Fidelity VIP II Index 500 (AnnuiChoice II(TM))(April 27)*                   76,249        77,974              --           77,974
 Fidelity VIP II Index 500 (Grandmaster(TM))(April 27)*                   3,477,614     3,577,950              --        3,577,950
 Fidelity VIP II Index 500 (GrandmasterFlex3(TM))(April 27)*              1,012,287     1,034,293              --        1,034,293
 Fidelity VIP Index 500 (IQ3(TM))                                           322,630       370,424         599,317          969,741
 Fidelity VIP Index 500 (Pinnacleplus(TM))                                2,130,872     2,183,879          93,790        2,277,669
 Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))                       (73,922)      (60,435)        955,423          894,988
 Fidelity VIP Investment Grade Bond (GrandMaster (TM))(April 30)*           392,621       396,059              --          396,059
 Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))                  21,733        26,211         415,541          441,752
 Fidelity VIP Investment Grade Bond (IQ3(TM))                               (43,017)      (30,183)      1,220,572        1,190,389
 Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                      136,822       141,254         311,612          452,866
 Fidelity VIP Investment Grade Bond (AnnuiChoice II(TM))                     45,041        45,661          16,751           62,412
 Fidelity VIP Mid Cap (AnnuiChoice(TM))                                     (95,310)       52,210       1,056,138        1,108,348
 Fidelity VIP Mid Cap (GrandMaster flex3(TM))                               232,098       484,072       1,436,959        1,921,031
 Fidelity VIP Mid Cap (IQ Annuity(TM))                                     (102,373)      198,693       1,925,737        2,124,430
 Fidelity VIP Mid Cap (Pinnacleplus(TM))                                    447,903       766,241       1,716,251        2,482,492
 Fidelity VIP Mid Cap (AnnuiChoice II(TM))                                   41,609        46,008           5,589           51,597
 Fidelity VIP Mid Cap (Grandmaster(TM))                                   1,183,756     1,259,148          12,999        1,272,147

                                                                                     Unit Transactions
                                                                      -------------------------------------------------
                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased    redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
 Fidelity VIP Disclipined Small Cap (Grandmaster(TM))(April 27)*             --         (23)        2,508        2,485
 Fidelity VIP Disclipined Small Cap (GrandmasterFlex3(TM))(April 27)*        --      (1,288)        7,261        5,973
 Fidelity VIP Disclipined Small Cap (PinnaclePlus(TM))(April 27)*         2,166         (32)        2,542        4,676
 Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice(TM))                 --         (67)            7          (60)
 Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3(TM))          721        (115)       (1,464)        (858)
 Fidelity VIP Dynamic Capital Appreciation (Grandmaster(TM))              1,034      (4,969)       43,106       39,171
 Fidelity VIP Dynamic Capital Appreciation (IQ Annuity(TM))                  --        (321)           51         (270)
 Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus(TM))             8,982        (398)       (5,880)       2,704
 Fidelity VIP Equity-Income (AnnuiChoice(TM))                             2,693     (13,977)        5,688       (5,596)
 Fidelity VIP Equity-Income (AnnuiChoice II(TM))(May 14)*                 1,437      (1,137)          (15)         285
 Fidelity VIP Equity-Income (GrandMaster flex3(TM))                       1,628      (2,329)        4,789        4,088
 Fidelity VIP Equity-Income (IQ3(TM))                                     6,700      (3,674)       (4,984)      (1,958)
 Fidelity VIP Equity-Income (Pinnacleplus(TM))                            3,043      (4,113)       22,943       21,873
 Fidelity VIP Freedom 2015 (AnnuiChoiceII(TM))(April 27)*                   761          --           123          884
 Fidelity VIP Freedom 2015 (IQ3(TM)) (April 27)*                         19,663          --         1,108       20,771
 Fidelity VIP Growth & Income (AnnuiChoice(TM))                              --      (1,553)          (26)      (1,579)
 Fidelity VIP Growth & Income (AnnuiChoice II(TM))(June 11)*                 --          --           244          244
 Fidelity VIP Growth & Income (GrandMaster flex3(TM))                       561        (258)          809        1,112
 Fidelity VIP Growth & Income (IQ3(TM))                                      90      (1,477)       (1,821)      (3,208)
 Fidelity VIP Growth & Income (Pinnacleplus(TM))                            224        (965)        2,138        1,397
 Fidelity VIP Growth (AnnuiChoice(TM))                                       11      (2,942)        7,515        4,584
 Fidelity VIP Growth (AnnuiChoice II(TM))(June 11)*                          --          --           442          442
 Fidelity VIP Growth (GrandMaster(TM))                                      738      (3,240)       22,663       20,161
 Fidelity VIP Growth (GrandMaster flex3(TM))                                364      (3,196)        4,703        1,871
 Fidelity VIP Growth (IQ3(TM))                                           13,414     (10,248)      (11,381)      (8,215)
 Fidelity VIP Growth (Pinnacleplus(TM))                                      84        (785)       12,201       11,500
 Fidelity VIP Growth Opportunities (AnnuiChoice(TM))                         --      (1,071)          (38)      (1,109)
 Fidelity VIP Growth Opportunities (GrandMaster flex3(TM))                  287        (632)        1,990        1,645
 Fidelity VIP Growth Opportunities (IQ3(TM))                                 89          (3)        8,501        8,587
 Fidelity VIP Growth Opportunities (Pinnacleplus(TM))                       809        (101)        8,139        8,847
 Fidelity VIP High Income (AnnuiChoice(TM))                                  --      (1,290)        5,516        4,226
 Fidelity VIP High Income (AnnuiChoice II(TM))(February 26)*                625        (624)        1,066        1,067
 Fidelity VIP High Income (GrandMaster flex3(TM))                            (1)    (29,692)      (34,678)     (64,371)
 Fidelity VIP High Income (IQ3(TM))                                      10,707     (14,489)       30,675       26,893
 Fidelity VIP High Income (Pinnacleplus(TM))                                 17        (705)        3,034        2,346
 Fidelity VIP II Index 500 (AnnuiChoice(TM))                                467      (3,810)       98,187       94,844
 Fidelity VIP II Index 500 (AnnuiChoice II(TM))(April 27)*                2,484          (3)        5,133        7,614
 Fidelity VIP II Index 500 (Grandmaster(TM))(April 27)*                     936     (13,101)      361,851      349,686
 Fidelity VIP II Index 500 (GrandmasterFlex3(TM))(April 27)*                226      (6,146)      107,092      101,172
 Fidelity VIP Index 500 (IQ3(TM))                                           286     (10,533)       38,438       28,191
 Fidelity VIP Index 500 (Pinnacleplus(TM))                                   40      (4,206)      148,759      144,593
 Fidelity VIP Investment Grade Bond (AnnuiChoice(TM))                         2      (4,675)       (1,238)      (5,911)
 Fidelity VIP Investment Grade Bond (GrandMaster (TM))(April 30)*           270      (1,575)       40,914       39,609
 Fidelity VIP Investment Grade Bond (GrandMaster flex3(TM))                 362      (4,760)        6,427        2,029
 Fidelity VIP Investment Grade Bond (IQ3(TM))                             7,705      (5,637)       (5,602)      (3,534)
 Fidelity VIP Investment Grade Bond (Pinnacleplus(TM))                       --      (2,112)       15,118       13,006
 Fidelity VIP Investment Grade Bond (AnnuiChoice II(TM))                    412        (412)        4,413        4,413
 Fidelity VIP Mid Cap (AnnuiChoice(TM))                                      67      (7,664)        2,191       (5,406)
 Fidelity VIP Mid Cap (GrandMaster flex3(TM))                             4,846      (6,512)       12,644       10,978
 Fidelity VIP Mid Cap (IQ Annuity(TM))                                    3,259      (3,344)       (5,401)      (5,486)
 Fidelity VIP Mid Cap (Pinnacleplus(TM))                                  8,398      (1,195)       14,405       21,608
 Fidelity VIP Mid Cap (AnnuiChoice II(TM))                                1,757        (255)        2,169        3,671
 Fidelity VIP Mid Cap (Grandmaster(TM))                                     460      (2,276)       69,888       68,072

SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                                       21

                                                                           INCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
 Fidelity VIP Overseas (AnnuiChoice(TM))                              $        1,016   $     50,973   $        6,739   $     58,728
 Fidelity VIP Overseas (GrandMaster(TM))(April 27)*                           (2,185)        (1,805)          70,009         66,019
 Fidelity VIP Overseas (GrandMaster flex3(TM))                                (1,521)        52,358           21,846         72,683
 Fidelity VIP Overseas (IQ3(TM))                                                (998)        42,466           33,563         75,031
 Fidelity VIP Overseas (Pinnacleplus(TM))                                     (1,352)       120,007          (10,134)       108,521
 Fidelity VIP Overseas (AnnuiChoice II(TM))                                     (142)         1,542            6,020          7,420
NON-AFFILIATED CLASS 1:
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                       16,438          5,969          (14,370)         8,037
 Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))                  4,738          2,828           (5,321)         2,245
 Van Kampen UIF Emerging Markets Debt (IQ3(TM))                                7,495          2,007           (6,671)         2,831
 Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))                            14,629        102,411         (187,782)       (70,742)
 Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                       7,313        198,285         (269,268)       (63,670)
 Van Kampen UIF U.S. Real Estate (IQ3(TM))                                     2,849         47,162          (69,051)       (19,040)
 Van Kampen UIF U.S. Real Estate (AnnuiChoice II(TM))                          9,315        (87,154)         (18,304)       (96,143)
NON-AFFILIATED CLASS 1B SHARES:
 Putnam VT Discovery Growth (AnnuiChoice(TM))                                    640         13,537          (11,104)         3,073
 Putnam VT Discovery Growth (Grandmaster(TM))                                    111          1,716           (1,269)           558
 Putnam VT Discovery Growth (IQ Annuity(TM))                                   1,371         37,357          (31,691)         7,037
 Putnam VT Discovery Growth (PinnaclePlus(TM))(April 26)*                         (8)            --               --             (8)
 Putnam VT Growth and Income (AnnuiChoice(TM))                                 9,014         72,089          (67,949)        13,154
 Putnam VT Growth and Income (GrandMaster flex3(TM))                           2,620         10,309           (9,048)         3,881
 Putnam VT Growth and Income (Grandmaster(TM))                                 8,687         78,460          (73,399)        13,748
 Putnam VT Growth and Income (IQ Annuity(TM))                                 13,601         87,489          (81,108)        19,982
 Putnam VT Growth and Income (Pinnacleplus(TM))                                1,286          4,594           (3,962)         1,918
 Putnam VT International Equity (AnnuiChoice(TM))                              5,965         35,895          (31,839)        10,021
 Putnam VT International Equity (GrandMaster flex3(TM))                       11,934         56,351          (48,517)        19,768
 Putnam VT International Equity (Grandmaster(TM))                              9,634         56,928          (50,638)        15,924
 Putnam VT International Equity (IQ Annuity(TM))                              10,993         87,624          (79,853)        18,764
 Putnam VT International Equity (Pinnacleplus(TM))                            14,997         45,513          (35,216)        25,294
 Putnam VT Small Cap Value (AnnuiChoice(TM))                                   8,445        113,524          (92,737)        29,232
 Putnam VT Small Cap Value (GrandMaster flex3(TM))                            10,793         60,355          (31,428)        39,720
 Putnam VT Small Cap Value (Grandmaster(TM))                                  32,349        237,674         (152,455)       117,568
 Putnam VT Small Cap Value (IQ Annuity(TM))                                   12,495        102,502          (67,502)        47,495
 Putnam VT Small Cap Value (Pinnacleplus(TM))                                 12,713         60,461          (31,879)        41,295
 Putnam VT Small Cap Value (AnnuiChoice II(TM))                                  286            752              (82)           956
 Putnam VT The George Putnam Fund of Boston (GrandMaster flex3(TM))              352            597             (656)           293
 Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))                  7,016         13,301          (14,516)         5,801
 Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))                     113            402             (420)            95
 Putnam VT The George Putnam Fund of Boston (Pinnacleplus(TM))                 1,891          1,759           (2,072)         1,578
 Putnam VT Voyager (GrandMaster flex3(TM))                                        --             --               --             --
 Putnam VT Voyager (Grandmaster(TM))                                             (80)         3,469           (2,705)           684
 Putnam VT Voyager (IQ Annuity(TM))                                              (79)         1,860           (1,157)           624
 Putnam VT Voyager (Pinnacleplus(TM))                                           (251)         4,337           (2,880)         1,206
NON-AFFILIATED CLASS 2:
 Franklin Foreign Securities (IQ Annuity(TM))                                  4,597         42,248           (4,947)        41,898
 Franklin Growth and Income Securities (AnnuiChoice(TM))                      21,764         44,356          (75,571)        (9,451)
 Franklin Growth and Income Securities (AnnuiChoice II(TM))
   (April 09)*                                                                   961          1,403           (2,176)           188
 Franklin Growth and Income Securities (GrandMaster flex3(TM))                11,771         31,283          (46,743)        (3,689)
 Franklin Growth and Income Securities (Grandmaster(TM))                      40,440        120,937         (174,463)       (13,086)
 Franklin Growth and Income Securities (IQ Annuity(TM))                       41,686        141,111         (186,019)        (3,222)
 Franklin Growth and Income Securities (Pinnacleplus(TM))                     44,671        139,714         (207,321)       (22,936)
 Franklin Income Securities (AnnuiChoice(TM))                                 18,197         14,036           (5,440)        26,793
 Franklin Income Securities (AnnuiChoice II(TM))(January 12)*                  2,011            301             (909)         1,403


                                                                           INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
 Fidelity VIP Overseas (AnnuiChoice(TM))                              $         363   $    (20,006)  $     340,623   $    (1,353)
 Fidelity VIP Overseas (GrandMaster(TM))(April 27)*                           5,880        (36,906)      2,462,838           (43)
 Fidelity VIP Overseas (GrandMaster flex3(TM))                              115,883        (63,273)        288,857          (137)
 Fidelity VIP Overseas (IQ3(TM))                                             86,573         (9,697)        394,245          (192)
 Fidelity VIP Overseas (Pinnacleplus(TM))                                   129,992        (15,250)        226,374          (542)
 Fidelity VIP Overseas (AnnuiChoice II(TM))                                  20,732             --          32,478           (12)
NON-AFFILIATED CLASS 1:
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                          --             --              (1)         (455)
 Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))                    --        (21,446)          4,068           (26)
 Van Kampen UIF Emerging Markets Debt (IQ3(TM))                                  --           (886)         (4,907)         (126)
 Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))                              903        (10,322)       (582,839)         (989)
 Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                     49,670       (118,863)       (340,449)         (226)
 Van Kampen UIF U.S. Real Estate (IQ3(TM))                                    2,000        (23,706)         68,942          (318)
 Van Kampen UIF U.S. Real Estate (AnnuiChoice II(TM))                       520,066           (138)       (432,380)           (2)
NON-AFFILIATED CLASS 1B SHARES:
 Putnam VT Discovery Growth (AnnuiChoice(TM))                                    --           (121)        (36,370)          (57)
 Putnam VT Discovery Growth (Grandmaster(TM))                                   240             --          (6,811)           --
 Putnam VT Discovery Growth (IQ Annuity(TM))                                     --           (950)        (84,548)          (19)
 Putnam VT Discovery Growth (PinnaclePlus(TM))(April 26)*                        --             --               8            --
 Putnam VT Growth and Income (AnnuiChoice(TM))                                   27         (3,296)       (281,500)         (594)
 Putnam VT Growth and Income (GrandMaster flex3(TM))                             --           (183)        (86,659)           (7)
 Putnam VT Growth and Income (Grandmaster(TM))                                  240        (42,682)       (246,083)           (2)
 Putnam VT Growth and Income (IQ Annuity(TM))                                   250         (4,240)       (443,335)          (71)
 Putnam VT Growth and Income (Pinnacleplus(TM))                                  --            (56)        (41,166)          (20)
 Putnam VT International Equity (AnnuiChoice(TM))                                15         (7,986)       (124,153)         (107)
 Putnam VT International Equity (GrandMaster flex3(TM))                      31,321        (27,701)       (210,323)          (13)
 Putnam VT International Equity (Grandmaster(TM))                                --        (62,163)       (153,057)          (18)
 Putnam VT International Equity (IQ Annuity(TM))                                 --         (5,563)       (244,173)          (51)
 Putnam VT International Equity (Pinnacleplus(TM))                            3,019           (354)       (325,208)          (72)
 Putnam VT Small Cap Value (AnnuiChoice(TM))                                     20         (2,427)       (446,087)         (616)
 Putnam VT Small Cap Value (GrandMaster flex3(TM))                               --         (5,167)       (595,617)          (56)
 Putnam VT Small Cap Value (Grandmaster(TM))                                     48        (37,119)     (1,836,201)          (75)
 Putnam VT Small Cap Value (IQ Annuity(TM))                                   2,996         (7,207)       (774,126)         (178)
 Putnam VT Small Cap Value (Pinnacleplus(TM))                               129,508           (816)       (647,635)         (230)
 Putnam VT Small Cap Value (AnnuiChoice II(TM))                                  --             --          (6,633)           --
 Putnam VT The George Putnam Fund of Boston (GrandMaster flex3(TM))              --             --          (7,895)           --
 Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))                    --         (1,410)       (153,873)           --
 Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))                     --             --          (2,525)           (8)
 Putnam VT The George Putnam Fund of Boston (Pinnacleplus(TM))                   --           (112)        (36,904)           --
 Putnam VT Voyager (GrandMaster flex3(TM))                                       --             --              --            --
 Putnam VT Voyager (Grandmaster(TM))                                             --             --         (18,488)           --
 Putnam VT Voyager (IQ Annuity(TM))                                              --           (124)        (17,062)           --
 Putnam VT Voyager (Pinnacleplus(TM))                                            --            (97)        (42,761)          (15)
NON-AFFILIATED CLASS 2:
 Franklin Foreign Securities (IQ Annuity(TM))                                50,081        (10,648)         (2,507)         (325)
 Franklin Growth and Income Securities (AnnuiChoice(TM))                         (7)       (19,564)        875,957          (994)
 Franklin Growth and Income Securities (AnnuiChoice II(TM))
   (April 09)*                                                               48,668         (7,590)              1            --
 Franklin Growth and Income Securities (GrandMaster flex3(TM))               32,792        (16,723)        403,771           (90)
 Franklin Growth and Income Securities (Grandmaster(TM))                      1,285       (147,872)      1,643,391          (136)
 Franklin Growth and Income Securities (IQ Annuity(TM))                      16,101        (19,474)      1,922,556          (632)
 Franklin Growth and Income Securities (Pinnacleplus(TM))                    13,353        (60,112)      1,743,685          (528)
 Franklin Income Securities (AnnuiChoice(TM))                                 1,000         (6,761)         59,453        (1,173)
 Franklin Income Securities (AnnuiChoice II(TM))(January 12)*                66,216           (442)         28,480            (2)


                                                                      Net increase
                                                                      (decrease) in
                                                                       net assets       Increase
                                                                      from contract    (decrease)     Net assets,
                                                                         related           in        beginning of     Net assets,
                              Division                                transactions     net assets       period       end of period
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
 Fidelity VIP Overseas (AnnuiChoice(TM))                              $     319,627   $   378,355    $    297,726    $     676,081
 Fidelity VIP Overseas (GrandMaster(TM))(April 27)*                       2,431,769     2,497,788              --        2,497,788
 Fidelity VIP Overseas (GrandMaster flex3(TM))                              341,330       414,013         368,579          782,592
 Fidelity VIP Overseas (IQ3(TM))                                            470,929       545,960         348,329          894,289
 Fidelity VIP Overseas (Pinnacleplus(TM))                                   340,574       449,095         585,412        1,034,507
 Fidelity VIP Overseas (AnnuiChoice II(TM))                                  53,198        60,618          14,518           75,136
NON-AFFILIATED CLASS 1:
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                        (456)        7,581         229,617          237,198
 Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))               (17,404)      (15,159)         83,827           68,668
 Van Kampen UIF Emerging Markets Debt (IQ3(TM))                              (5,919)       (3,088)        105,258          102,170
 Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))                         (593,247)     (663,989)      1,077,666          413,677
 Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                   (409,868)     (473,538)      1,019,462          545,924
 Van Kampen UIF U.S. Real Estate (IQ3(TM))                                   46,918        27,878         263,016          290,894
 Van Kampen UIF U.S. Real Estate (AnnuiChoice II(TM))                        87,546        (8,597)        120,259          111,662
NON-AFFILIATED CLASS 1B SHARES:
 Putnam VT Discovery Growth (AnnuiChoice(TM))                               (36,548)      (33,475)         33,475               --
 Putnam VT Discovery Growth (Grandmaster(TM))                                (6,571)       (6,013)          6,013               --
 Putnam VT Discovery Growth (IQ Annuity(TM))                                (85,517)      (78,480)         78,480               --
 Putnam VT Discovery Growth (PinnaclePlus(TM))(April 26)*                         8            --              --               --
 Putnam VT Growth and Income (AnnuiChoice(TM))                             (285,363)     (272,209)        272,209               --
 Putnam VT Growth and Income (GrandMaster flex3(TM))                        (86,849)      (82,968)         82,968               --
 Putnam VT Growth and Income (Grandmaster(TM))                             (288,527)     (274,779)        274,779               --
 Putnam VT Growth and Income (IQ Annuity(TM))                              (447,396)     (427,414)        427,414               --
 Putnam VT Growth and Income (Pinnacleplus(TM))                             (41,242)      (39,324)         39,324               --
 Putnam VT International Equity (AnnuiChoice(TM))                          (132,231)     (122,210)        122,210               --
 Putnam VT International Equity (GrandMaster flex3(TM))                    (206,716)     (186,948)        186,948               --
 Putnam VT International Equity (Grandmaster(TM))                          (215,238)     (199,314)        199,314               --
 Putnam VT International Equity (IQ Annuity(TM))                           (249,787)     (231,023)        231,023               --
 Putnam VT International Equity (Pinnacleplus(TM))                         (322,615)     (297,321)        297,321               --
 Putnam VT Small Cap Value (AnnuiChoice(TM))                               (449,110)     (419,878)        419,878               --
 Putnam VT Small Cap Value (GrandMaster flex3(TM))                         (600,840)     (561,120)        561,120               --
 Putnam VT Small Cap Value (Grandmaster(TM))                             (1,873,347)   (1,755,779)      1,755,779               --
 Putnam VT Small Cap Value (IQ Annuity(TM))                                (778,515)     (731,020)        731,020               --
 Putnam VT Small Cap Value (Pinnacleplus(TM))                              (519,173)     (477,878)        477,878               --
 Putnam VT Small Cap Value (AnnuiChoice II(TM))                              (6,633)       (5,677)          5,677               --
 Putnam VT The George Putnam Fund of Boston (GrandMaster flex3(TM))          (7,895)       (7,602)          7,602               --
 Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))              (155,283)     (149,482)        149,482               --
 Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))                 (2,533)       (2,438)          2,438               --
 Putnam VT The George Putnam Fund of Boston (Pinnacleplus(TM))              (37,016)      (35,438)         35,438               --
 Putnam VT Voyager (GrandMaster flex3(TM))                                       --            --              --               --
 Putnam VT Voyager (Grandmaster(TM))                                        (18,488)      (17,804)         17,804               --
 Putnam VT Voyager (IQ Annuity(TM))                                         (17,186)      (16,562)         16,562               --
 Putnam VT Voyager (Pinnacleplus(TM))                                       (42,873)      (41,667)         41,667               --
NON-AFFILIATED CLASS 2:
 Franklin Foreign Securities (IQ Annuity(TM))                                36,601        78,499         358,092          436,591
 Franklin Growth and Income Securities (AnnuiChoice(TM))                    855,392       845,941         114,010          959,951
 Franklin Growth and Income Securities (AnnuiChoice II(TM))
   (April 09)*                                                               41,079        41,267              --           41,267
 Franklin Growth and Income Securities (GrandMaster flex3(TM))              419,750       416,061         194,041          610,102
 Franklin Growth and Income Securities (Grandmaster(TM))                  1,496,668     1,483,582         387,585        1,871,167
 Franklin Growth and Income Securities (IQ Annuity(TM))                   1,918,551     1,915,329         459,746        2,375,075
 Franklin Growth and Income Securities (Pinnacleplus(TM))                 1,696,398     1,673,462         507,688        2,181,150
 Franklin Income Securities (AnnuiChoice(TM))                                52,519        79,312         531,701          611,013
 Franklin Income Securities (AnnuiChoice II(TM))(January 12)*                94,252        95,655              --           95,655

                                                                                     Unit Transactions
                                                                      -------------------------------------------------
                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased    redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
 Fidelity VIP Overseas (AnnuiChoice(TM))                                     25      (1,233)       18,760       17,552
 Fidelity VIP Overseas (GrandMaster(TM))(April 27)*                         579      (3,579)      239,765      236,765
 Fidelity VIP Overseas (GrandMaster flex3(TM))                            7,144      (3,902)       17,557       20,799
 Fidelity VIP Overseas (IQ3(TM))                                          6,369        (714)       27,629       33,284
 Fidelity VIP Overseas (Pinnacleplus(TM))                                 6,777        (791)       11,026       17,012
 Fidelity VIP Overseas (AnnuiChoice II(TM))                               1,732          (1)        2,903        4,634
NON-AFFILIATED CLASS 1:
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))                      --         (26)           --          (26)
 Van Kampen UIF Emerging Markets Debt (GrandMaster flex3(TM))                --      (1,230)          241         (989)
 Van Kampen UIF Emerging Markets Debt (IQ3(TM))                              --         (59)         (309)        (368)
 Van Kampen UIF U.S. Real Estate (AnnuiChoice(TM))                           33        (424)      (23,889)     (24,280)
 Van Kampen UIF U.S. Real Estate (GrandMaster flex3(TM))                  1,808      (4,432)      (14,710)     (17,334)
 Van Kampen UIF U.S. Real Estate (IQ3(TM))                                   74        (899)        2,414        1,589
 Van Kampen UIF U.S. Real Estate (AnnuiChoice II(TM))                    43,615         (13)      (43,931)        (329)
NON-AFFILIATED CLASS 1B SHARES:
 Putnam VT Discovery Growth (AnnuiChoice(TM))                                --         (17)       (3,250)      (3,267)
 Putnam VT Discovery Growth (Grandmaster(TM))                                26          --          (707)        (681)
 Putnam VT Discovery Growth (IQ Annuity(TM))                                 --         (78)       (6,397)      (6,475)
 Putnam VT Discovery Growth (PinnaclePlus(TM))(April 26)*                    --          --            --           --
 Putnam VT Growth and Income (AnnuiChoice(TM))                                4        (295)      (20,560)     (20,851)
 Putnam VT Growth and Income (GrandMaster flex3(TM))                         --         (13)       (5,919)      (5,932)
 Putnam VT Growth and Income (Grandmaster(TM))                               19      (3,321)      (18,633)     (21,935)
 Putnam VT Growth and Income (IQ Annuity(TM))                                21        (364)      (35,948)     (36,291)
 Putnam VT Growth and Income (Pinnacleplus(TM))                              --          (5)       (2,755)      (2,760)
 Putnam VT International Equity (AnnuiChoice(TM))                             1        (487)       (7,134)      (7,620)
 Putnam VT International Equity (GrandMaster flex3(TM))                   1,806      (1,606)      (11,194)     (10,994)
 Putnam VT International Equity (Grandmaster(TM))                            --      (3,992)       (9,682)     (13,674)
 Putnam VT International Equity (IQ Annuity(TM))                             --        (375)      (15,507)     (15,882)
 Putnam VT International Equity (Pinnacleplus(TM))                          151         (22)      (16,199)     (16,070)
 Putnam VT Small Cap Value (AnnuiChoice(TM))                                  1        (159)      (22,321)     (22,479)
 Putnam VT Small Cap Value (GrandMaster flex3(TM))                           --        (287)      (31,366)     (31,653)
 Putnam VT Small Cap Value (Grandmaster(TM))                                  2      (1,919)      (91,099)     (93,016)
 Putnam VT Small Cap Value (IQ Annuity(TM))                                 156        (378)      (38,780)     (39,002)
 Putnam VT Small Cap Value (Pinnacleplus(TM))                             6,963         (57)      (33,334)     (26,428)
 Putnam VT Small Cap Value (AnnuiChoice II(TM))                              --          --          (514)        (514)
 Putnam VT The George Putnam Fund of Boston (GrandMaster flex3(TM))          --          --          (566)        (566)
 Putnam VT The George Putnam Fund of Boston (Grandmaster(TM))                --        (103)      (10,937)     (11,040)
 Putnam VT The George Putnam Fund of Boston (IQ Annuity(TM))                 --          (1)         (180)        (181)
 Putnam VT The George Putnam Fund of Boston (Pinnacleplus(TM))               --          (9)       (2,793)      (2,802)
 Putnam VT Voyager (GrandMaster flex3(TM))                                   --          --            --           --
 Putnam VT Voyager (Grandmaster(TM))                                         --          --        (1,346)      (1,346)
 Putnam VT Voyager (IQ Annuity(TM))                                          --          (9)       (1,248)      (1,257)
 Putnam VT Voyager (Pinnacleplus(TM))                                        --          (9)       (3,497)      (3,506)
NON-AFFILIATED CLASS 2:
 Franklin Foreign Securities (IQ Annuity(TM))                             2,431        (557)         (154)       1,720
 Franklin Growth and Income Securities (AnnuiChoice(TM))                      2      (1,249)       53,611       52,364
 Franklin Growth and Income Securities (AnnuiChoice II(TM))
   (April 09)*                                                            4,348        (684)           --        3,664
 Franklin Growth and Income Securities (GrandMaster flex3(TM))            2,131      (1,073)       25,090       26,148
 Franklin Growth and Income Securities (Grandmaster(TM))                     79      (9,255)      102,160       92,984
 Franklin Growth and Income Securities (IQ Annuity(TM))                     981      (1,266)      121,023      120,738
 Franklin Growth and Income Securities (Pinnacleplus(TM))                   921      (4,005)      114,098      111,014
 Franklin Income Securities (AnnuiChoice(TM))                                55        (456)        3,348        2,947
 Franklin Income Securities (AnnuiChoice II(TM))(January 12)*             6,027         (40)        2,573        8,560


SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                                       22

                                                                           INCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
 Franklin Income Securities (GrandMaster flex3(TM))                   $       75,549   $     50,558   $        7,119   $    133,226
 Franklin Income Securities (Grandmaster(TM))                                 93,097        124,941          (63,391)       154,647
 Franklin Income Securities (IQ Annuity(TM))                                  44,486         57,102          (18,006)        83,582
 Franklin Income Securities (Pinnacleplus(TM))                                60,196         23,573           15,509         99,278
 Franklin Large Cap Growth Securities (AnnuiChoice(TM))                          (50)         2,063            4,792          6,805
 Franklin Large Cap Growth Securities (GrandMaster flex3(TM))                 (1,181)        18,183           14,123         31,125
 Franklin Large Cap Growth Securities (Grandmaster(TM))                         (443)         7,493            8,217         15,267
 Franklin Large Cap Growth Securities (IQ Annuity(TM))                        (1,226)         9,081           25,298         33,153
 Franklin Large Cap Growth Securities (Pinnacleplus(TM))                      (2,082)        17,234           26,910         42,062
 Franklin Large Cap Growth Securities (AnnuiChoice II(TM))                       151            769            5,638          6,558
 Franklin Mutual Shares Securities (AnnuiChoice(TM))                          13,072         56,786           (8,627)        61,231
 Franklin Mutual Shares Securities (AnnuiChoice II(TM))(January 12)*           1,585          3,371              630          5,586
 Franklin Mutual Shares Securities (GrandMaster flex3(TM))                    16,857         89,462          (37,484)        68,835
 Franklin Mutual Shares Securities (IQ Annuity(TM))                            7,089         41,683          (18,121)        30,651
 Franklin Mutual Shares Securities (Pinnacleplus(TM))                         18,323        119,798          (68,480)        69,641
 Franklin Mutual Shares Securities Standard (IQ Advisor(TM))                     221            402               87            710
 Franklin Mutual Shares Securities(Grandmaster(TM))                           16,435        113,128          (64,739)        64,824
 Franklin Small Cap Value Securities (AnnuiChoice(TM))(July 16)*                 (18)            (6)            (407)          (431)
 Franklin Small Cap Value Securities (AnnuiChoice II(TM))                         --             --               --             --
 Franklin Small Cap Value Securities (Grandmaster(TM))(July 2)*                  (52)           (31)          (1,069)        (1,152)
 Franklin Small Cap Value Securities (GrandmasterFlex3(TM))(May 03)*             197          1,767           (3,777)        (1,813)
 Franklin Small Cap Value Securities (IQ (TM))(May 23)*                            9         (6,245)              55         (6,181)
 Franklin Small Cap Value Securities (IQ Advisor Standard (TM))                   --             --               --             --
 Franklin Small Cap Value Securities (IQ Advisor Enhanced (TM))                   --             --               --             --
 Franklin Small Cap Value Securities (PinnaclePlus (TM))(July 24)*               (40)            (2)            (608)          (650)
 Templeton Foriegn Securities Fund (GrandMaster flex3(TM))                     5,890         56,567              588         63,045
 Templeton Foriegn Securities Fund (Grandmaster(TM))                           2,767         38,347          (12,014)        29,100
 Templeton Foriegn Securities Fund (Pinnacleplus(TM))                          6,735         50,126           22,530         79,391
 Templeton Foreign Securities Fund (AnnuiChoice(TM))                           1,587          6,446            5,076         13,109
 Templeton Foreign Securities Fund (AnnuiChoice II(TM))                           92            265              302            659
 Templeton Growth Securities (AnnuiChoice(TM))                                 1,774          7,272           (4,315)         4,731
 Templeton Growth Securities (AnnuiChoice II(TM))(January 12)*                   158            679             (333)           504
 Templeton Growth Securities (GrandMaster flex3(TM))                           6,906         69,652          (35,883)        40,675
 Templeton Growth Securities (Grandmaster(TM))                                 8,080         67,232          (31,748)        43,564
 Templeton Growth Securities (IQ Annuity(TM))                                  3,515        190,083         (120,128)        73,470
 Templeton Growth Securities (Pinnacleplus(TM))                                4,318        105,791          (70,523)        39,586
 Templeton Growth Securities Standard (IQ Advisor(TM))                            84            274              (52)           306
 Van Kampen LIT Comstock (AnnuiChoice(TM))                                     1,073          2,674             (254)         3,493
 Van Kampen LIT Comstock (GrandMaster flex3(TM))                               1,703         13,569           (6,145)         9,127
 Van Kampen LIT Comstock (Grandmaster(TM))                                     1,184          7,822           (5,376)         3,630
 Van Kampen LIT Comstock (IQ Annuity(TM))                                        788          4,260           (1,638)         3,410
 Van Kampen LIT Comstock (Pinnacleplus(TM))                                    1,313         16,933           (9,527)         8,719
 Van Kampen LIT Strategic Growth (GrandMaster flex3(TM))                        (145)            96            2,010          1,961
 Van Kampen LIT Strategic Growth (Grandmaster(TM))                               (46)           329              214            497
 Van Kampen LIT Strategic Growth (IQ Annuity(TM))                                (14)             3              186            175
 Van Kampen LIT Strategic Growth (Pinnacleplus(TM))                           (1,590)        18,548            7,467         24,425
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))(Nov 14)*                  --             --               --             --
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice II(TM))(April27)*              --             --               --             --
 Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))                        3,932          2,007           (3,764)         2,175
 Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3(TM))(May 7)*             635            227             (641)           221
 Van Kampen UIF Emerging Markets Debt (IQ(TM))(July 20)*                         (77)            (1)             817            739
 Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                      22,229          8,477          (20,623)        10,083
 Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))                      1,424        146,116          (48,591)        98,949

                                                                           INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
 Franklin Income Securities (GrandMaster flex3(TM))                   $     573,788   $   (148,594)  $     233,887   $    (1,218)
 Franklin Income Securities (Grandmaster(TM))                                   113       (209,502)        626,212          (537)
 Franklin Income Securities (IQ Annuity(TM))                                389,509        (97,879)        (13,156)         (649)
 Franklin Income Securities (Pinnacleplus(TM))                               54,341        (82,892)        488,171        (1,008)
 Franklin Large Cap Growth Securities (AnnuiChoice(TM))                          --         (8,784)         16,744           (14)
 Franklin Large Cap Growth Securities (GrandMaster flex3(TM))                 6,425        (70,664)         71,203           (48)
 Franklin Large Cap Growth Securities (Grandmaster(TM))                          54        (26,103)         14,857           (40)
 Franklin Large Cap Growth Securities (IQ Annuity(TM))                       42,512         (1,333)        (13,503)          (91)
 Franklin Large Cap Growth Securities (Pinnacleplus(TM))                     23,759        (22,723)        221,174          (137)
 Franklin Large Cap Growth Securities (AnnuiChoice II(TM))                   65,022           (238)         16,822           (13)
 Franklin Mutual Shares Securities (AnnuiChoice(TM))                            993        (20,348)        464,307        (2,067)
 Franklin Mutual Shares Securities (AnnuiChoice II(TM))(January 12)*        120,754           (443)        108,639           (65)
 Franklin Mutual Shares Securities (GrandMaster flex3(TM))                  553,673       (133,393)         76,462          (449)
 Franklin Mutual Shares Securities (IQ Annuity(TM))                         227,287        (32,229)          1,141          (253)
 Franklin Mutual Shares Securities (Pinnacleplus(TM))                        42,119        (70,248)        508,410          (535)
 Franklin Mutual Shares Securities Standard (IQ Advisor(TM))                     --             --              --            --
 Franklin Mutual Shares Securities(Grandmaster(TM))                           2,757       (249,882)      1,468,902          (315)
 Franklin Small Cap Value Securities (AnnuiChoice(TM))(July 16)*                 --            (64)         11,020            --
 Franklin Small Cap Value Securities (AnnuiChoice II(TM))                        --             --              --            --
 Franklin Small Cap Value Securities (Grandmaster(TM))(July 2)*                  --           (458)         18,903            --
 Franklin Small Cap Value Securities (GrandmasterFlex3(TM))(May 03)*         32,792             --          32,500           (10)
 Franklin Small Cap Value Securities (IQ (TM))(May 23)*                       2,047             --          15,207            (3)
 Franklin Small Cap Value Securities (IQ Advisor Standard (TM))                  --             --              --            --
 Franklin Small Cap Value Securities (IQ Advisor Enhanced (TM))                  --             --              --            --
 Franklin Small Cap Value Securities (PinnaclePlus (TM))(July 24)*               --             --          13,999            --
 Templeton Foriegn Securities Fund (GrandMaster flex3(TM))                  166,532        (89,011)         54,562          (125)
 Templeton Foriegn Securities Fund (Grandmaster(TM))                             63        (22,473)        155,194           (32)
 Templeton Foriegn Securities Fund (Pinnacleplus(TM))                        29,491        (23,791)        207,900          (489)
 Templeton Foreign Securities Fund (AnnuiChoice(TM))                            113           (452)         56,637          (180)
 Templeton Foreign Securities Fund (AnnuiChoice II(TM))                          --             --           9,876            (3)
 Templeton Growth Securities (AnnuiChoice(TM))                                   --           (589)         90,674          (268)
 Templeton Growth Securities (AnnuiChoice II(TM))(January 12)*               16,032             --           5,278            (1)
 Templeton Growth Securities (GrandMaster flex3(TM))                        363,762        (42,326)         69,388          (314)
 Templeton Growth Securities (Grandmaster(TM))                                   68        (90,505)        124,847          (132)
 Templeton Growth Securities (IQ Annuity(TM))                               212,306       (665,746)        103,923        (1,249)
 Templeton Growth Securities (Pinnacleplus(TM))                              33,013        (50,724)         37,352          (273)
 Templeton Growth Securities Standard (IQ Advisor(TM))                           --             --              --            --
 Van Kampen LIT Comstock (AnnuiChoice(TM))                                       79           (112)             11            (2)
 Van Kampen LIT Comstock (GrandMaster flex3(TM))                              5,400        (38,009)         21,252           (65)
 Van Kampen LIT Comstock (Grandmaster(TM))                                      162        (19,795)         (2,453)          (68)
 Van Kampen LIT Comstock (IQ Annuity(TM))                                    25,240           (831)         (8,825)          (56)
 Van Kampen LIT Comstock (Pinnacleplus(TM))                                      --        (36,250)         43,844          (137)
 Van Kampen LIT Strategic Growth (GrandMaster flex3(TM))                         --        (14,595)            445            (5)
 Van Kampen LIT Strategic Growth (Grandmaster(TM))                               --         (6,691)            157            (2)
 Van Kampen LIT Strategic Growth (IQ Annuity(TM))                                --             --               3            (9)
 Van Kampen LIT Strategic Growth (Pinnacleplus(TM))                         129,492             --           4,363           (15)
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))(Nov 14)*                 --             --              --            --
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice II(TM))(April27)*             --             --              --            --
 Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))                          --        (12,852)         (7,052)          (61)
 Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3(TM))(May 7)*             --            (72)         93,642           (37)
 Van Kampen UIF Emerging Markets Debt (IQ(TM))(July 20)*                         --             --          39,543            --
 Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                         --         (6,969)         27,576          (408)
 Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))                    30,933        (17,989)       (217,835)         (548)


                                                                      Net increase
                                                                      (decrease) in
                                                                       net assets       Increase
                                                                      from contract    (decrease)     Net assets,
                                                                         related           in        beginning of     Net assets,
                              Division                                transactions     net assets       period       end of period
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
 Franklin Income Securities (GrandMaster flex3(TM))                   $     657,863   $   791,089    $  2,608,160    $   3,399,249
 Franklin Income Securities (Grandmaster(TM))                               416,286       570,933       2,699,119        3,270,052
 Franklin Income Securities (IQ Annuity(TM))                                277,825       361,407       1,640,263        2,001,670
 Franklin Income Securities (Pinnacleplus(TM))                              458,612       557,890       2,093,738        2,651,628
 Franklin Large Cap Growth Securities (AnnuiChoice(TM))                       7,946        14,751          58,725           73,476
 Franklin Large Cap Growth Securities (GrandMaster flex3(TM))                 6,916        38,041         277,869          315,910
 Franklin Large Cap Growth Securities (Grandmaster(TM))                     (11,232)        4,035         152,797          156,832
 Franklin Large Cap Growth Securities (IQ Annuity(TM))                       27,585        60,738         300,245          360,983
 Franklin Large Cap Growth Securities (Pinnacleplus(TM))                    222,073       264,135         336,121          600,256
 Franklin Large Cap Growth Securities (AnnuiChoice II(TM))                   81,593        88,151           8,494           96,645
 Franklin Mutual Shares Securities (AnnuiChoice(TM))                        442,885       504,116         852,762        1,356,878
 Franklin Mutual Shares Securities (AnnuiChoice II(TM))(January 12)*        228,885       234,471              --          234,471
 Franklin Mutual Shares Securities (GrandMaster flex3(TM))                  496,293       565,128       1,460,392        2,025,520
 Franklin Mutual Shares Securities (IQ Annuity(TM))                         195,946       226,597         617,608          844,205
 Franklin Mutual Shares Securities (Pinnacleplus(TM))                       479,746       549,387       1,446,513        1,995,900
 Franklin Mutual Shares Securities Standard (IQ Advisor(TM))                     --           710          13,121           13,831
 Franklin Mutual Shares Securities(Grandmaster(TM))                       1,221,462     1,286,286       1,305,748        2,592,034
 Franklin Small Cap Value Securities (AnnuiChoice(TM))(July 16)*             10,956        10,525              --           10,525
 Franklin Small Cap Value Securities (AnnuiChoice II(TM))                        --            --              --               --
 Franklin Small Cap Value Securities (Grandmaster(TM))(July 2)*              18,445        17,293              --           17,293
 Franklin Small Cap Value Securities (GrandmasterFlex3(TM))(May 03)*         65,282        63,469              --           63,469
 Franklin Small Cap Value Securities (IQ (TM))(May 23)*                      17,251        11,070              --           11,070
 Franklin Small Cap Value Securities (IQ Advisor Standard (TM))                  --            --              --               --
 Franklin Small Cap Value Securities (IQ Advisor Enhanced (TM))                  --            --              --               --
 Franklin Small Cap Value Securities (PinnaclePlus (TM))(July 24)*           13,999        13,349              --           13,349
 Templeton Foriegn Securities Fund (GrandMaster flex3(TM))                  131,958       195,003         525,109          720,112
 Templeton Foriegn Securities Fund (Grandmaster(TM))                        132,752       161,852         247,153          409,005
 Templeton Foriegn Securities Fund (Pinnacleplus(TM))                       213,111       292,502         585,351          877,853
 Templeton Foreign Securities Fund (AnnuiChoice(TM))                         56,118        69,227          86,788          156,015
 Templeton Foreign Securities Fund (AnnuiChoice II(TM))                       9,873        10,532           1,777           12,309
 Templeton Growth Securities (AnnuiChoice(TM))                               89,817        94,548          79,702          174,250
 Templeton Growth Securities (AnnuiChoice II(TM))(January 12)*               21,309        21,813              --           21,813
 Templeton Growth Securities (GrandMaster flex3(TM))                        390,510       431,185       1,047,764        1,478,949
 Templeton Growth Securities (Grandmaster(TM))                               34,278        77,842       1,165,372        1,243,214
 Templeton Growth Securities (IQ Annuity(TM))                              (350,766)     (277,296)      1,584,184        1,306,888
 Templeton Growth Securities (Pinnacleplus(TM))                              19,368        58,954       1,047,827        1,106,781
 Templeton Growth Securities Standard (IQ Advisor(TM))                           --           306           6,760            7,066
 Van Kampen LIT Comstock (AnnuiChoice(TM))                                      (24)        3,469         114,804          118,273
 Van Kampen LIT Comstock (GrandMaster flex3(TM))                            (11,422)       (2,295)        319,292          316,997
 Van Kampen LIT Comstock (Grandmaster(TM))                                  (22,154)      (18,524)        184,400          165,876
 Van Kampen LIT Comstock (IQ Annuity(TM))                                    15,528        18,938         145,862          164,800
 Van Kampen LIT Comstock (Pinnacleplus(TM))                                   7,457        16,176         342,023          358,199
 Van Kampen LIT Strategic Growth (GrandMaster flex3(TM))                    (14,155)      (12,194)         23,454           11,260
 Van Kampen LIT Strategic Growth (Grandmaster(TM))                           (6,536)       (6,039)          6,463              424
 Van Kampen LIT Strategic Growth (IQ Annuity(TM))                                (6)          169           1,219            1,388
 Van Kampen LIT Strategic Growth (Pinnacleplus(TM))                         133,840       158,265          86,774          245,039
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))(Nov 14)*                 --            --              --               --
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice II(TM))(April27)*             --            --              --               --
 Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))                     (19,965)      (17,790)         76,610           58,820
 Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3(TM))(May 7)*         93,533        93,754              --           93,754
 Van Kampen UIF Emerging Markets Debt (IQ(TM))(July 20)*                     39,543        40,282              --           40,282
 Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                     20,199        30,282         313,991          344,273
 Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))                  (205,439)     (106,490)        589,515          483,025

                                                                                     Unit Transactions
                                                                      -------------------------------------------------
                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased    redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
 Franklin Income Securities (GrandMaster flex3(TM))                      33,841      (8,757)       13,778       38,862
 Franklin Income Securities (Grandmaster(TM))                                 7     (12,258)       37,582       25,331
 Franklin Income Securities (IQ Annuity(TM))                             22,922      (5,759)         (785)      16,378
 Franklin Income Securities (Pinnacleplus(TM))                            3,544      (5,604)       32,404       30,344
 Franklin Large Cap Growth Securities (AnnuiChoice(TM))                      --        (607)        1,122          515
 Franklin Large Cap Growth Securities (GrandMaster flex3(TM))               438      (4,833)        4,902          507
 Franklin Large Cap Growth Securities (Grandmaster(TM))                       4      (1,767)          929         (834)
 Franklin Large Cap Growth Securities (IQ Annuity(TM))                    2,862         (98)         (957)       1,807
 Franklin Large Cap Growth Securities (Pinnacleplus(TM))                  1,876      (1,733)       16,278       16,421
 Franklin Large Cap Growth Securities (AnnuiChoice II(TM))                5,734         (21)        1,535        7,248
 Franklin Mutual Shares Securities (AnnuiChoice(TM))                         57      (1,221)       26,283       25,119
 Franklin Mutual Shares Securities (AnnuiChoice II(TM))(January 12)*     10,760         (45)        9,964       20,679
 Franklin Mutual Shares Securities (GrandMaster flex3(TM))               30,913      (7,368)        4,283       27,828
 Franklin Mutual Shares Securities (IQ Annuity(TM))                      12,829      (1,863)           28       10,994
 Franklin Mutual Shares Securities (Pinnacleplus(TM))                     2,550      (4,350)       31,379       29,579
 Franklin Mutual Shares Securities Standard (IQ Advisor(TM))                 --          --            --           --
 Franklin Mutual Shares Securities(Grandmaster(TM))                         153     (14,024)       81,704       67,833
 Franklin Small Cap Value Securities (AnnuiChoice(TM))(July 16)*             --          (7)        1,114        1,107
 Franklin Small Cap Value Securities (AnnuiChoice II(TM))                    --          --            --           --
 Franklin Small Cap Value Securities (Grandmaster(TM))(July 2)*              --         (47)        1,868        1,821
 Franklin Small Cap Value Securities (GrandmasterFlex3(TM))(May 03)*      3,422          (1)        3,267        6,688
 Franklin Small Cap Value Securities (IQ (TM))(May 23)*                     213          --           953        1,166
 Franklin Small Cap Value Securities (IQ Advisor Standard (TM))              --          --            --           --
 Franklin Small Cap Value Securities (IQ Advisor Enhanced (TM))              --          --            --           --
 Franklin Small Cap Value Securities (PinnaclePlus (TM))(July 24)*           --          --         1,408        1,408
 Templeton Foriegn Securities Fund (GrandMaster flex3(TM))                8,144      (4,340)        2,491        6,295
 Templeton Foriegn Securities Fund (Grandmaster(TM))                          3      (1,094)        7,254        6,163
 Templeton Foriegn Securities Fund (Pinnacleplus(TM))                     1,651      (1,326)       11,097       11,422
 Templeton Foreign Securities Fund (AnnuiChoice(TM))                          5         (31)        2,708        2,682
 Templeton Foreign Securities Fund (AnnuiChoice II(TM))                      --          --           842          842
 Templeton Growth Securities (AnnuiChoice(TM))                               --         (44)        4,711        4,667
 Templeton Growth Securities (AnnuiChoice II(TM))(January 12)*            1,438          --           463        1,901
 Templeton Growth Securities (GrandMaster flex3(TM))                     19,218      (2,336)        3,693       20,575
 Templeton Growth Securities (Grandmaster(TM))                                4      (4,794)        6,453        1,663
 Templeton Growth Securities (IQ Annuity(TM))                            11,373     (34,861)        5,790      (17,698)
 Templeton Growth Securities (Pinnacleplus(TM))                           1,848      (2,925)        2,238        1,161
 Templeton Growth Securities Standard (IQ Advisor(TM))                       --          --            --           --
 Van Kampen LIT Comstock (AnnuiChoice(TM))                                    4          (6)           --           (2)
 Van Kampen LIT Comstock (GrandMaster flex3(TM))                            304      (2,181)        1,254         (623)
 Van Kampen LIT Comstock (Grandmaster(TM))                                    9      (1,147)         (229)      (1,367)
 Van Kampen LIT Comstock (IQ Annuity(TM))                                 1,429         (52)         (506)         871
 Van Kampen LIT Comstock (Pinnacleplus(TM))                                  --      (2,336)        2,818          482
 Van Kampen LIT Strategic Growth (GrandMaster flex3(TM))                     --      (1,046)           34       (1,012)
 Van Kampen LIT Strategic Growth (Grandmaster(TM))                           --        (460)           10         (450)
 Van Kampen LIT Strategic Growth (IQ Annuity(TM))                            --          (1)            1           --
 Van Kampen LIT Strategic Growth (Pinnacleplus(TM))                      10,727          (1)           (3)      10,723
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice(TM))(Nov 14)*             --          --            --           --
 Van Kampen UIF Emerging Markets Debt (AnnuiChoice II(TM))(April27)*         --          --            --           --
 Van Kampen UIF Emerging Markets Debt (Grandmaster(TM))                      --        (779)         (423)      (1,202)
 Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3(TM))(May 7)*         --         (11)        9,389        9,378
 Van Kampen UIF Emerging Markets Debt (IQ(TM))(July 20)*                     --          --         2,402        2,402
 Van Kampen UIF Emerging Markets Debt (Pinnacleplus(TM))                     --        (512)        1,945        1,433
 Van Kampen UIF Emerging Markets Equity (AnnuiChoice(TM))                   904        (570)       (7,480)      (7,146)

SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                                       23

                                                                           INCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
 Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))       $       (1,414)  $     86,757   $      113,992   $    199,335
 Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))                       (964)       113,881           12,750        125,667
 Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                        (160)        19,777           13,155         32,772
 Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                    (2,523)       157,526           90,688        245,691
 Van Kampen UIF Emerging Markets Equity (AnnuiChoice II(TM))                     192         21,520           31,930         53,642
 Van Kampen UIF Emerging Markets Equity (IQ Advisor Enhanced(TM))                (50)         2,661             (983)         1,628
 Van Kampen UIF U. S. Real Estate (AnnuiChoice(TM))(May 2)*                      620         (2,972)          (1,049)        (3,401)
 Van Kampen UIF U. S. Real Estate (AnnuiChoice II(TM))(May 09)*                  561          2,867           (3,212)           216
 Van Kampen UIF U.S. Real Estate (Grandmaster(TM))                             4,800        106,552         (140,565)       (29,213)
 Van Kampen UIF U.S. Real Estate (GrandmasterFlex3(TM))(April 30)*               931          3,844           (7,417)        (2,642)
 Van Kampen UIF U.S. Real Estate (IQ (TM))                                        89           (709)          (2,937)        (3,557)
 Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced(TM))                       (43)           769             (627)            99
 Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))                           6,794        202,569         (273,429)       (64,066)
NON-AFFILIATED CLASS B
 DWS Equity 500 Index VIP (AnnuiChoice(TM))                                   10,523        234,374         (184,271)        60,626
 DWS Equity 500 Index VIP (GrandMaster flex3(TM))                              7,820        169,913         (128,849)        48,884
 DWS Equity 500 Index VIP (Grandmaster(TM))                                   27,455        749,111         (595,089)       181,477
 DWS Equity 500 Index VIP (IQ3(TM))                                            3,738         60,911          (45,082)        19,567
 DWS Equity 500 Index VIP (Pinnacleplus(TM))                                  16,034        339,422         (254,649)       100,807
 DWS Equity 500 Index VIP (AnnuiChoice II(TM))                                   517          2,487             (112)         2,892
 DWS Small Cap Index VIP (AnnuiChoice(TM))                                       391          9,476           (7,359)         2,508
 DWS Small Cap Index VIP (AnnuiChoice II(TM))(January 12)*                        24            507             (376)           155
 DWS Small Cap Index VIP (GrandMaster flex3(TM))                                (417)        24,799          (21,255)         3,127
 DWS Small Cap Index VIP (Grandmaster(TM))                                      (317)        (1,749)          (2,707)        (4,773)
 DWS Small Cap Index VIP (IQ3(TM))                                              (285)         9,242           (8,804)           153
 DWS Small Cap Index VIP (Pinnacleplus(TM))                                   (1,120)        37,226          (29,455)         6,651

                                                                           INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
 Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))       $      80,337   $    (29,631)  $     316,805   $      (149)
 Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))                     1,225        (77,486)        246,212           (56)
 Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                      6,539         (1,085)         33,165           (27)
 Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                    1,909        (10,066)        304,594          (642)
 Van Kampen UIF Emerging Markets Equity (AnnuiChoice II(TM))                 89,742             --          57,989           (12)
 Van Kampen UIF Emerging Markets Equity (IQ Advisor Enhanced(TM))             4,000        (17,396)             --            --
 Van Kampen UIF U. S. Real Estate (AnnuiChoice(TM))(May 2)*                  28,160             --            (221)           (3)
 Van Kampen UIF U. S. Real Estate (AnnuiChoice II(TM))(May 09)*              25,218             --          50,618            --
 Van Kampen UIF U.S. Real Estate (Grandmaster(TM))                            2,500       (108,060)       (116,046)         (133)
 Van Kampen UIF U.S. Real Estate (GrandmasterFlex3(TM))(April 30)*           38,453           (342)         59,495            (5)
 Van Kampen UIF U.S. Real Estate (IQ (TM))                                   18,908         (1,439)         41,646            (3)
 Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced(TM))                       --        (11,437)             (1)           --
 Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))                        155,476        (32,039)       (109,852)       (1,126)
NON-AFFILIATED CLASS B
 DWS Equity 500 Index VIP (AnnuiChoice(TM))                                  (1,168)      (113,589)     (1,184,260)       (2,663)
 DWS Equity 500 Index VIP (GrandMaster flex3(TM))                            32,725        (46,530)     (1,003,760)         (213)
 DWS Equity 500 Index VIP (Grandmaster(TM))                                  27,794       (136,174)     (3,505,231)         (523)
 DWS Equity 500 Index VIP (IQ3(TM))                                           3,188         (1,022)       (432,817)         (222)
 DWS Equity 500 Index VIP (Pinnacleplus(TM))                                 58,910        (25,230)     (1,737,093)         (199)
 DWS Equity 500 Index VIP (AnnuiChoice II(TM))                               45,721             --         (50,331)          (18)
 DWS Small Cap Index VIP (AnnuiChoice(TM))                                      (17)        (3,006)         15,095          (468)
 DWS Small Cap Index VIP (AnnuiChoice II(TM))(January 12)*                    8,509             --              --            --
 DWS Small Cap Index VIP (GrandMaster flex3(TM))                                 --        (50,936)         (5,085)          (37)
 DWS Small Cap Index VIP (Grandmaster(TM))                                       20        (12,990)         24,893           (14)
 DWS Small Cap Index VIP (IQ3(TM))                                            2,800         (1,102)         74,113          (178)
 DWS Small Cap Index VIP (Pinnacleplus(TM))                                  13,166        (10,750)         24,457          (227)



                                                                      Net increase
                                                                      (decrease) in
                                                                       net assets       Increase
                                                                      from contract    (decrease)     Net assets,
                                                                         related           in        beginning of     Net assets,
                              Division                                transactions     net assets       period       end of period
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
 Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))       $     367,362   $   566,697    $    506,946    $   1,073,643
 Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))                   169,895       295,562         464,980          760,542
 Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                     38,592        71,364         113,030          184,394
 Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                  295,795       541,486         656,612        1,198,098
 Van Kampen UIF Emerging Markets Equity (AnnuiChoice II(TM))                147,719       201,361          71,544          272,905
 Van Kampen UIF Emerging Markets Equity (IQ Advisor Enhanced(TM))           (13,396)      (11,768)         11,768               --
 Van Kampen UIF U. S. Real Estate (AnnuiChoice(TM))(May 2)*                  27,936        24,535              --           24,535
 Van Kampen UIF U. S. Real Estate (AnnuiChoice II(TM))(May 09)*              75,836        76,052              --           76,052
 Van Kampen UIF U.S. Real Estate (Grandmaster(TM))                         (221,739)     (250,952)        661,095          410,143
 Van Kampen UIF U.S. Real Estate (GrandmasterFlex3(TM))(April 30)*           97,601        94,959              --           94,959
 Van Kampen UIF U.S. Real Estate (IQ (TM))                                   59,112        55,555              --           55,555
 Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced(TM))                  (11,438)      (11,339)         11,339               --
 Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))                         12,459       (51,607)      1,075,497        1,023,890
NON-AFFILIATED CLASS B
 DWS Equity 500 Index VIP (AnnuiChoice(TM))                              (1,301,680)   (1,241,054)      1,241,054               --
 DWS Equity 500 Index VIP (GrandMaster flex3(TM))                        (1,017,778)     (968,894)        968,894               --
 DWS Equity 500 Index VIP (Grandmaster(TM))                              (3,614,134)   (3,432,657)      3,432,657               --
 DWS Equity 500 Index VIP (IQ3(TM))                                        (430,873)     (411,306)        411,306               --
 DWS Equity 500 Index VIP (Pinnacleplus(TM))                             (1,703,612)   (1,602,805)      1,602,805               --
 DWS Equity 500 Index VIP (AnnuiChoice II(TM))                               (4,628)       (1,736)          1,736               --
 DWS Small Cap Index VIP (AnnuiChoice(TM))                                   11,604        14,112         131,233          145,345
 DWS Small Cap Index VIP (AnnuiChoice II(TM))(January 12)*                    8,509         8,664              --            8,664
 DWS Small Cap Index VIP (GrandMaster flex3(TM))                            (56,058)      (52,931)        286,787          233,856
 DWS Small Cap Index VIP (Grandmaster(TM))                                   11,909         7,136          24,636           31,772
 DWS Small Cap Index VIP (IQ3(TM))                                           75,633        75,786         133,282          209,068
 DWS Small Cap Index VIP (Pinnacleplus(TM))                                  26,646        33,297         527,373          560,670

                                                                                     Unit Transactions
                                                                      -------------------------------------------------
                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased    redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
 Van Kampen UIF Emerging Markets Equity (GrandMaster flex3(TM))           2,270        (898)        8,476        9,848
 Van Kampen UIF Emerging Markets Equity (Grandmaster(TM))                    30      (2,265)        5,731        3,496
 Van Kampen UIF Emerging Markets Equity (IQ Annuity(TM))                    184         (30)          691          845
 Van Kampen UIF Emerging Markets Equity (Pinnacleplus(TM))                   66        (377)        9,551        9,240
 Van Kampen UIF Emerging Markets Equity (AnnuiChoice II(TM))              7,320          (1)        3,867       11,186
 Van Kampen UIF Emerging Markets Equity (IQ Advisor Enhanced(TM))           172        (721)           --         (549)
 Van Kampen UIF U. S. Real Estate (AnnuiChoice(TM))(May 2)*               2,880          --          (162)       2,718
 Van Kampen UIF U. S. Real Estate (AnnuiChoice II(TM))(May 09)*           2,715          --         5,715        8,430
 Van Kampen UIF U.S. Real Estate (Grandmaster(TM))                           84      (3,811)       (4,511)      (8,238)
 Van Kampen UIF U.S. Real Estate (GrandmasterFlex3(TM))(April 30)*        4,040         (39)        6,542       10,543
 Van Kampen UIF U.S. Real Estate (IQ (TM))                                  660         (56)        1,474        2,078
 Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced(TM))                   --        (532)           --         (532)
 Van Kampen UIF U. S. Real Estate (Pinnacleplus(TM))                      6,315      (1,314)       (5,040)         (39)
NON-AFFILIATED CLASS B
 DWS Equity 500 Index VIP (AnnuiChoice(TM))                                  --      (8,607)      (82,037)     (90,644)
 DWS Equity 500 Index VIP (GrandMaster flex3(TM))                         2,340      (3,467)      (69,403)     (70,530)
 DWS Equity 500 Index VIP (Grandmaster(TM))                               2,142     (10,413)     (259,603)    (267,874)
 DWS Equity 500 Index VIP (IQ3(TM))                                         240         (94)      (30,915)     (30,769)
 DWS Equity 500 Index VIP (Pinnacleplus(TM))                              4,180      (1,802)     (117,266)    (114,888)
 DWS Equity 500 Index VIP (AnnuiChoice II(TM))                            4,228          (2)       (4,385)        (159)
 DWS Small Cap Index VIP (AnnuiChoice(TM))                                   --        (221)          968          747
 DWS Small Cap Index VIP (AnnuiChoice II(TM))(January 12)*                  782          --            --          782
 DWS Small Cap Index VIP (GrandMaster flex3(TM))                             --      (3,150)         (304)      (3,454)
 DWS Small Cap Index VIP (Grandmaster(TM))                                    1        (957)        1,441          485
 DWS Small Cap Index VIP (IQ3(TM))                                          186         (84)        4,746        4,848
 DWS Small Cap Index VIP (Pinnacleplus(TM))                                 808        (681)        1,538        1,665



SEE ACCOMPANYING NOTE.

* -- 2007 inception date of division.

                                       24


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account I (the "Separate Account") on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity"), which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S").

The accompanying unaudited financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States (GAAP), and with the instructions to Article 3 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2007 are not necessarily indicative of the results that may be expected for the year ended December 31, 2007. These unaudited financial statements should be read in conjunction with the Company's annual audited financial statements as of December 31, 2006, included in its Form N-4 filed with the United States Securities and Exchange Commission.


Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA"). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity's general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option ("STO"). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios ("Funds"): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"), J.P. Morgan Series Trust II Portfolios ("JPMorgan Funds"), DWS Scudder( Formally Scudder) Investments VIT Funds ("DWS Funds"), Touchstone Variable Series Trust ("Touchstone Funds"),Van Kampen Universal Institutional Funds Portfolios ("Van Kampen UIF Funds") and the Van Kampen Life Investment Trust Portfolios ("Van Kampen LIT Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company. The investment adviser of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited. J.P. Morgan Investment Management Inc. is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Van Kampen Asset Management manages the Van Kampen LIT Portfolios.

In May 2007, the funds managed by Massachusetts Financial Services Variable Insurance Trust Funds ("MFS Funds") and Putnam Variable Trust Funds ("Putnam VT Funds") were liquidated and closed.

STATUTORY-BASIS FINANCIAL STATEMENTS
(UNAUDITED)

National Integrity Life Insurance Company
Nine - Month Period Ended September 30, 2007

                    National Integrity Life Insurance Company

                Statutory-Basis Financial Statements (unaudited)

                  Nine - Month Period Ended September 30, 2007


                                    CONTENTS


Financial Statements (unaudited)

Balance Sheet as of September 30, 2007 (unaudited) (Statutory-Basis)...........1
Statements of Operations for the nine-month period ended
       September 30, 2007 and 2006 (unaudited) (Statutory-Basis)...............2
Statement of Changes in Capital and Surplus for the nine-month period ended September 30, 2007 (unaudited)  (Statutory-Basis)..........3
Statements of Cash Flow for the nine-month period ended
       September 30, 2007 and 2006 (unaudited) (Statutory-Basis)...............4
Note to Unaudited Financial Statements (Statutory-Basis).......................5

                    National Integrity Life Insurance Company

                   Balance Sheet (Statutory-Basis) (unaudited)

                                                                                                    SEPTEMBER 30
                                                                                                        2007
                                                                                              --------------------------
                                                                                                   (in thousands)
ADMITTED ASSETS
Cash and invested assets:
    Debt securities                                                                                         $   901,479
    Preferred stocks                                                                                             35,519
    Mortgage loans                                                                                                  964
    Policy loans                                                                                                 41,063
    Cash, cash equivalents and short-term investments                                                            16,538
    Receivable for securities                                                                                     3,177
                                                                                              --------------------------
Total cash and invested assets                                                                                  998,740

Investment income due and accrued                                                                                10,383
Net deferred tax asset                                                                                           12,172
Other admitted assets                                                                                             2,374
Separate account assets                                                                                       2,545,022
                                                                                              --------------------------
Total admitted assets                                                                                       $ 3,568,691
                                                                                              ==========================

Liabilities and Capital and Surplus
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                                             $   885,823
      Policy and contract claims                                                                                     38
      Deposits on policies to be issued                                                                           2,571
                                                                                              --------------------------
    Total policy and contract liabilities                                                                       888,432

    General expense due and accrued                                                                                 292
    Transfer to separate accounts due and accrued (net)                                                         (43,561)
    Asset valuation reserve                                                                                      21,404
    Other liabilities                                                                                            18,796
    Separate account liabilities                                                                              2,545,022
                                                                                              --------------------------
Total liabilities                                                                                             3,430,385

Capital and surplus:
    Common stock, $10 par value, 200 shares
      authorized, issued and outstanding                                                                          2,000
    Paid-in surplus                                                                                             206,371
    Accumulated deficit                                                                                         (70,065)
                                                                                              --------------------------
Total capital and surplus                                                                                       138,306
                                                                                              --------------------------
Total liabilities and capital and surplus                                                                   $ 3,568,691
                                                                                              ==========================


See accompanying note.

                    National Integrity Life Insurance Company

             Statements of Operations (Statutory-Basis) (unaudited)

                                                                                            NINE - MONTH PERIOD
                                                                                             ENDED SEPTEMBER 30
                                                                                           2007              2006
                                                                                     -----------------------------------
                                                                                               (in thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                                      $ 308,750        $ 409,969
    Net investment income                                                                       40,529           38,571
    Considerations for supplementary contracts with life contingencies                           4,780            2,318
    Amortization of the interest maintenance reserve                                              (700)            (289)
    Fees from management of separate account mutual funds                                        6,329            5,628
    Other revenues                                                                               1,169              992
                                                                                     -----------------------------------
Total premiums and other revenues                                                              360,857          457,189

Benefits paid or provided:
    Death benefits                                                                               1,973            1,896
    Annuity benefits                                                                            47,657           37,627
    Surrender benefits                                                                         311,821          183,365
    Payments on supplementary contracts                                                            975              820
    Other benefits                                                                                 750              483
    Increase (decrease) in policy reserves and other policyholders' funds                      (12,038)          52,205
                                                                                     -----------------------------------
Total benefits paid or provided                                                                351,138          276,396

Insurance expenses and other deductions:
    Commissions                                                                                 16,713           19,948
    Commissions and expenses on reinsurance assumed                                              1,305            1,824
    General expenses                                                                             8,864            7,660
    Net transfers to (from) separate accounts                                                  (26,277)         142,463
    Other deductions                                                                              (587)            (790)
                                                                                     -----------------------------------
Total insurance expenses and other deductions                                                       18          171,105
                                                                                     -----------------------------------

Gain (loss) from operations before federal income tax expense (benefit)
    and net realized capital gains (losses)                                                      9,701            9,688

Federal income tax expense (benefit), excluding tax
    on capital gains                                                                             1,551          (24,617)
                                                                                     -----------------------------------

Gain (loss) from operations before net realized
    capital gains (losses)                                                                       8,150           34,305

Net realized capital gains or (losses) (excluding gains (losses) transferred to
    IMR and capital gains tax)                                                                  (1,352)           2,667
                                                                                     -----------------------------------
Net income (loss)                                                                            $   6,798        $  36,972
                                                                                     ===================================


See accompanying note.

                    National Integrity Life Insurance Company

    Statement of Changes in Capital and Surplus (Statutory-Basis) (unaudited)

                  Nine - Month Period Ended September 30, 2007

                                                           COMMON               PAID-IN           ACCUMULATED        TOTAL CAPITAL
                                                            STOCK               SURPLUS             DEFICIT           AND SURPLUS
                                                    -------------------------------------------------------------------------------
                                                                                    (in thousands)
Balance,  January 1, 2007                                        2,000             206,371            (79,297)             129,074

Net income                                                           -                   -              6,798                6,798
Change in net deferred income tax asset                              -                   -              1,013                1,013
Net change in nonadmitted
    assets and related items                                         -                   -               (725)                (725)
Change in asset valuation reserve                                    -                   -                393                  393
Change in surplus in separate accounts                               -                   -              1,753                1,753
                                                    -------------------------------------------------------------------------------
Balance, September 30, 2007                                    $ 2,000           $ 206,371          $ (70,065)           $ 138,306
                                                    ===============================================================================


See accompanying note.

                    National Integrity Life Insurance Company

              Statements of Cash Flow (Statutory-Basis) (unaudited)

                                                                                              NINE - MONTH PERIOD
                                                                                              ENDED SEPTEMBER 30
                                                                                           2007                2006
                                                                                    ----------------------------------------
                                                                                                (in thousands)

CASH FROM OPERATIONS:

    Premiums collected net of reinsurance                                                     $ 313,530           $ 412,287
    Net investment income received                                                               39,440              36,725
    Benefits paid                                                                              (363,373)           (223,600)
    Net transfers from (to) separate accounts                                                    68,208            (162,800)
    Commissions and expense paid                                                                (26,102)            (28,581)
    Other, net                                                                                    3,282              30,080
                                                                                    ----------------------------------------
    Net cash from (for) operations                                                               34,985              64,111

CASH FROM INVESTMENTS:

    Proceeds from investments sold, matured or repaid:

       Debt securities                                                                          422,717             315,564
       Stocks                                                                                    28,682              12,980
       Mortgage loans                                                                             3,480                 409
       Miscellaneous proceeds                                                                    10,537              10,929
                                                                                    ----------------------------------------
    Net proceeds from investments sold, matured or repaid                                       465,416             339,882

    Cost of investments acquired:
       Debt securities                                                                          458,347             429,364
       Stocks                                                                                    16,983              27,484
       Mortgage loans                                                                               964               3,504
       Miscellaneous applications                                                                (3,948)                  3
                                                                                    ----------------------------------------
    Total cost of investments acquired                                                          472,346             460,355

    Net change in policy and other loans                                                          1,018               1,051
                                                                                    ----------------------------------------
    Net cash from (for) investments                                                              (7,948)           (121,524)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:

    Borrowed money                                                                              (22,810)              9,219
    Net deposits on deposit-type contract funds and other insurance liabilities                   3,927                 669
    Other cash provided (applied)                                                                (5,197)             17,046
                                                                                    ----------------------------------------
    Net cash from (for) financing and miscellaneous sources                                     (24,080)             26,934
                                                                                    ----------------------------------------

    Net change in cash, cash equivalents and short-term investments                               2,957             (30,479)
    Cash, cash equivalents and short-term investments:
       Beginning of period                                                                       13,581              99,101
                                                                                    ----------------------------------------
       End of period                                                                          $  16,538           $  68,622
                                                                                    ========================================


    See accompanying note.

                    National Integrity Life Insurance Company

           Note to Financial Statements (Statutory-Basis) (unaudited)


1. BASIS OF PRESENTATION

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

The accompanying unaudited financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (statutory-basis) and with the instructions to Article 3 of Regulation S-X. These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). In addition, these financial statements do not include all of the information and footnotes required by statutory-basis accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2007 are not necessarily indicative of the results that may be expected for the year ended December 31, 2007. These unaudited financial statements should be read in conjunction with the Company's annual audited financial statements as of December 31, 2006, included in its Form N-4 filed with the United States Securities and Exchange Commission.

STATUTORY-BASIS FINANCIAL STATEMENTS
AND SCHEDULES

National Integrity Life Insurance Company
Years Ended December 31, 2006, 2005 and 2004

                    National Integrity Life Insurance Company

               Statutory-Basis Financial Statements and Schedules

                  Years Ended December 31, 2006, 2005 and 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm......................1

Financial Statements

Balance Sheets (Statutory-Basis).............................................2
Statements of Operations (Statutory-Basis)...................................3
Statements of Changes in Capital and Surplus (Statutory-Basis)...............4
Statements of Cash Flow (Statutory-Basis)....................................5
Notes to Financial Statements (Statutory-Basis)..............................6

Financial Statement Schedules (Statutory-Basis)

Schedule I - Summary of Investments - Other Than Investments
  in Related Parties........................................................32
Schedule III - Supplementary Insurance Information..........................33
Schedule IV - Reinsurance...................................................34

             Report of Independent Registered Public Accounting Firm

The Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2006.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Cincinnati, Ohio
April 9, 2007

                    National Integrity Life Insurance Company

                        Balance Sheets (Statutory-Basis)

                                                                                            DECEMBER 31
                                                                                       2006             2005
                                                                                 -----------------------------------
                                                                                           (in thousands)

ADMITTED ASSETS
Cash and invested assets:
    Debt securities                                                                   $   869,781       $   736,886
    Preferred stocks                                                                       46,866            25,547
    Mortgage loans                                                                          3,480               404
    Policy loans                                                                           40,044            38,312
    Cash, cash equivalents and short-term investments                                      13,581            99,101
    Receivable for securities                                                                 584               979
                                                                                 -----------------------------------
Total cash and invested assets                                                            974,336           901,229

Investment income due and accrued                                                           9,566             8,475
Net deferred tax asset                                                                     11,159             8,499
Separate account assets                                                                 2,488,106         2,131,510
                                                                                 -----------------------------------
Total admitted assets                                                                 $ 3,483,167       $ 3,049,713
                                                                                 ===================================

LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:

    Policy and contract liabilities:
      Life and annuity reserves                                                       $   877,478       $   823,938
      Liability for deposit-type contracts                                                 16,356            13,954
      Policy and contract claims                                                               38                27
      Deposits on policies to be issued                                                     2,873             3,542
                                                                                 -----------------------------------
    Total policy and contract liabilities                                                 896,745           841,461

    General expense due and accrued                                                           192                67
    Transfer to separate accounts due and accrued (net)                                   (85,492)          (58,576)
    Asset valuation reserve                                                                21,798            19,340
    Other liabilities                                                                       9,934             4,336
    Borrowed money and interest                                                            22,810            13,248
    Separate account liabilities                                                        2,488,106         2,131,510
                                                                                 -----------------------------------
Total liabilities                                                                       3,354,093         2,951,386

Capital and surplus:

    Common stock, $10 par value, 200 shares
      authorized, issued and outstanding                                                    2,000             2,000
    Paid-in surplus                                                                       206,371           206,371
    Accumulated deficit                                                                   (79,297)         (110,044)
                                                                                 -----------------------------------
Total capital and surplus                                                                 129,074            98,327
                                                                                 -----------------------------------
Total liabilities and capital and surplus                                             $ 3,483,167       $ 3,049,713
                                                                                 ===================================

See accompanying notes.

                    National Integrity Life Insurance Company

                   Statements of Operations (Statutory-Basis)

                                                                                               YEAR ENDED DECEMBER 31
                                                                                       2006             2005             2004
                                                                                 ---------------------------------------------------
                                                                                                   (in thousands)

Premiums and other revenues:
    Premiums and annuity considerations                                                 $ 528,350        $ 486,498        $ 419,142
    Net investment income                                                                  51,555           42,224           32,084
    Considerations for supplementary contracts with life contingencies                      3,166            1,593            2,193
    Amortization of the interest maintenance reserve                                         (466)              17              173
    Fees from management of separate account mutual funds                                   7,614            8,069            7,246
    Other revenues                                                                          1,363            3,430            2,307
                                                                                 ---------------------------------------------------
Total premiums and other revenues                                                         591,582          541,831          463,145

Benefits paid or provided:
    Death benefits                                                                          2,750            6,859            1,337
    Annuity benefits                                                                       55,844           48,060           46,266
    Surrender benefits                                                                    256,327          198,466          190,789
    Payments on supplementary contracts                                                     1,093              860              706
    Other benefits                                                                            604              591              305
    Increase (decrease) in policy reserves and other policyholders' funds                  53,026          183,666          139,431
                                                                                 ---------------------------------------------------
Total benefits paid or provided                                                           369,644          438,502          378,834

Insurance expenses and other deductions:

    Commissions                                                                            25,489           26,219           23,658
    Commissions and expenses on reinsurance assumed                                         2,439            4,200            5,276
    General expenses                                                                       11,142           12,742           13,686
    Net transfers to (from) separate accounts                                             171,850           59,284           48,650
    Other deductions                                                                       (1,308)            (766)          (4,005)
                                                                                 ---------------------------------------------------
Total insurance expenses and other deductions                                             209,612          101,679           87,265
                                                                                 ---------------------------------------------------

Gain (loss) from operations before federal income tax expense
    (benefit) and net realized capital gains (losses)                                      12,326            1,650           (2,954)

Federal income tax expense (benefit), excluding tax
    on capital gains                                                                      (22,086)               -             (423)
                                                                                 ---------------------------------------------------

Gain (loss) from operations before net realized
    capital gains (losses)                                                                 34,412            1,650           (2,531)

Net realized capital gains or (losses) (excluding gains (losses) transferred to
    IMR and capital gains tax)                                                              3,480            5,467           (1,480)
                                                                                 ---------------------------------------------------
Net income (loss)                                                                       $  37,892        $   7,117        $  (4,011)
                                                                                 ===================================================


See accompanying notes.

                    National Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory-Basis)

                  Years Ended December 31, 2006, 2005 and 2004

                                                              COMMON           PAID-IN              ACCUMULATED        TOTAL CAPITAL
                                                               STOCK           SURPLUS                DEFICIT          AND SURPLUS
                                                     -----------------------------------------------------------------------------
                                                                                    (in thousands)

Balance, January 1, 2004                                        $ 2,000          $ 181,371           $ (91,472)          $ 91,899

Net loss                                                              -                  -              (4,011)            (4,011)
Change in net deferred income tax asset                               -                  -               6,875              6,875
Net change in unrealized gains on investments
    (net of deferred tax expense (benefit) of $51)                    -                  -                  95                 95
Net change in nonadmitted
    assets and related items                                          -                  -              (7,473)            (7,473)
Change in reserve on account of change
    in valuation basis                                                -                  -             (10,100)           (10,100)
Change in asset valuation reserve                                     -                  -                (384)              (384)
Change in surplus in separate accounts                                                                  (3,764)            (3,764)
Capital Contribution                                                  -             25,000                   -             25,000
                                                     -----------------------------------------------------------------------------
Balance, December 31, 2004                                        2,000            206,371            (110,234)            98,137

Net income                                                            -                  -               7,117              7,117
Change in net deferred income tax asset                               -                  -                 647                647
Net change in unrealized gains on investments
    (net of deferred tax expense (benefit) of ($845))                 -                  -                 845                845
Net change in nonadmitted
    assets and related items                                          -                  -              (1,709)            (1,709)
Change in reserve on account of change
    in valuation basis                                                -                  -              (1,778)            (1,778)
Change in asset valuation reserve                                     -                  -                 694                694
Change in surplus in separate accounts                                -                  -              (5,626)            (5,626)
                                                     -----------------------------------------------------------------------------
Balance, December 31, 2005                                        2,000            206,371            (110,044)            98,327

Net income                                                            -                  -              37,892             37,892
Change in net deferred income tax asset                               -                  -             (27,490)           (27,490)
Net change in nonadmitted
    assets and related items                                          -                  -              21,015             21,015
Change in asset valuation reserve                                     -                  -              (2,458)            (2,458)
Change in surplus in separate accounts                                -                  -               1,788              1,788
                                                     -----------------------------------------------------------------------------
Balance, December 31, 2006                                      $ 2,000          $ 206,371           $ (79,297)         $ 129,074
                                                     =============================================================================


See accompanying notes.

                    National Integrity Life Insurance Company

                    Statements of Cash Flow (Statutory-Basis)

                                                                                        YEAR ENDED DECEMBER 31
                                                                                2006            2005             2004
                                                                           -------------------------------------------------
                                                                                            (in thousands)

CASH FROM OPERATIONS:

    Premiums collected net of reinsurance                                        $ 531,516       $ 488,091        $ 421,335
    Net investment income received                                                  50,933          41,538           30,740
    Benefits paid                                                                 (315,691)       (257,404)        (239,500)
    Net transfers from (to) separate accounts                                     (198,766)        (70,025)         (62,014)
    Commissions and expense paid                                                   (37,781)        (42,236)         (39,193)
    Other, net                                                                      36,619          11,500            9,553
                                                                           -------------------------------------------------
    Net cash from (for) operations                                                  66,830         171,464          120,921

CASH FROM INVESTMENTS:

    Proceeds from investments sold, matured or repaid:

      Debt securities                                                              541,820         354,884          410,904
      Stocks                                                                        23,232          22,162                -
      Mortgage loans                                                                   414             279               42
      Other invested assets                                                              -               -            3,729
      Net gains (losses) on cash, cash equivalents and short-term investments            -               -            2,175
      Miscellaneous proceeds                                                           863             428           26,079
                                                                           -------------------------------------------------
    Net proceeds from investments sold, matured or repaid                          566,329         377,753          442,929

    Cost of investments acquired:
      Debt securities                                                              677,362         510,400          532,962
      Stocks                                                                        44,455          19,116            1,941
      Mortgage loans                                                                 3,504               -                -
      Miscellaneous applications                                                         -          23,734            1,008
                                                                           -------------------------------------------------
    Total cost of investments acquired                                             725,321         553,250          535,911

    Net change in policy and other loans                                             1,732            (156)           2,539
                                                                           -------------------------------------------------
    Net cash from (for) investments                                               (160,724)       (175,341)         (95,521)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:

    Capital contributions                                                                -               -           25,000
    Borrowed money                                                                   9,562          13,248           (5,920)
    Net deposits on deposit-type contract funds and other insurance liabilities      2,401               -                -
    Other cash provided (applied)                                                   (3,589)          5,714            4,420
                                                                           -------------------------------------------------
    Net cash from (for) financing and miscellaneous sources                          8,374          18,962           23,500
                                                                           -------------------------------------------------

    Net change in cash, cash equivalents and short-term investments                (85,520)         15,085           48,900
    Cash, cash equivalents and short-term investments:
      Beginning of year                                                             99,101          84,016           35,116
                                                                           -------------------------------------------------
      End of year                                                                $  13,581       $  99,101        $  84,016
                                                                           =================================================

    See accompanying notes.

                    National Integrity Life Insurance Company

               Notes to the Financial Statements (Statutory-Basis)

                                December 31, 2006


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences follow.

INVESTMENTS

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value. Factors management considers for each identified security include the following:

     - the length of time and the extent to which the fair value is below the book/adjusted carry value;

     - the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

     - the Company's intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

POLICY ACQUISITION COSTS

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NONADMITTED ASSETS

Certain assets designated as "nonadmitted" (principally a portion of deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC's Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

REINSURANCE

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOW

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

                                                                         DECEMBER 31
                                                                 2006                 2005
                                                          ------------------------------------------
                                                                       (in thousands)

Capital and surplus as reported in the accompanying
   statutory-basis financial statements                      $     129,074      $      98,327
Adjustments to customer deposits                                   (30,560)            (9,085)
Adjustments to invested asset carrying values                         (952)             2,763
Federal income taxes                                               (41,610)           (17,058)
Asset valuation reserve                                             21,798             19,340
Value of insurance in force                                         21,274             26,280
Goodwill                                                            14,548             14,548
Deferred policy acquisition costs                                  118,725            104,298
Deferred sales inducements                                          12,511              6,918
Commissions and prepaids                                               415                  -
Other                                                                    -                137
                                                          ------------------------------------------
Shareholder's equity, GAAP basis                             $     245,223      $     246,468
                                                          ==========================================


                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                                             YEAR ENDED DECEMBER 31
                                                                   2006              2005               2004
                                                             -------------------------------------------------------
                                                                                 (in thousands)

Net income (loss) as reported in the accompanying
   statutory-basis financial statements                         $      37,892    $       7,117      $      (4,011)
Deferred policy acquisition costs, net of amortization                 12,112           16,276             20,163
Deferred sales inducements, net of amortization                         6,663            3,087              2,827
Adjustments to customer deposits                                       (9,145)          (4,658)            (4,532)
Adjustments to invested asset carrying values at
   acquisition date                                                     1,143              928              3,150
Amortization of value of insurance in force                            (5,006)          (5,885)                 -
Amortization of interest maintenance reserve                              466               17             (1,457)
Adjustments for realized investment gains/losses                      (11,110)           2,704                338
Adjustments for federal income tax expense                            (25,831)          (5,919)            (7,110)
Other                                                                  (1,113)            (557)             1,552
                                                             -------------------------------------------------------
Net income, GAAP basis                                          $       6,071    $      13,110      $      10,920
                                                             =======================================================


Other significant statutory accounting practices follow.

INVESTMENTS

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

     Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     There are no restrictions on non-affiliated common or preferred stocks.

     Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company's interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investee are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

PREMIUMS

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insured and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial conditions. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities purchased under the agreements as collateral. The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $22.8 million and $13.2 million of mortgage-backed securities that were subject to the reverse repurchase agreements at December 31, 2006 and 2005, respectively.

SECURITIES LENDING

The Company has loaned $50.0 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2006. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheet. Unrestricted collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral. Restricted collateral is not reflected on the balance sheets as an asset or a liability. All of the collateral was restricted and held in the Bank of New York Cash Reserves as of December 31, 2006 and 2005.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for market value adjusted annuity contracts and variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts.

                    National Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

FEDERAL INCOME TAXES

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

RECLASSIFICATIONS

Certain amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2006 financial statement presentation.

                    National Integrity Life Insurance Company

2.  INVESTMENTS

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company's investments in debt securities are summarized as follows:

                                        BOOK/ ADJUSTED     GROSS UNREALIZED  GROSS UNREALIZED
                                        CARRYING VALUE          GAINS             LOSSES           FAIR VALUE
                                     ------------------------------------------------------------------------------
                                                                    (in thousands)

 At December 31, 2006:

  U.S. Treasury securities and                               $         152     $         (158)   $       23,647
    obligations of U.S. government
    corporation and agencies            $      23,653
  Debt securities issued by states
    of the U.S. and political
    subdivisions of the states                 21,328                    9                (37)           21,300
  Corporate securities/asset-backed

    securities                                509,297                8,126             (8,582)          508,841
  Mortgage-backed securities                  315,503                1,592             (2,992)          314,103
                                     ------------------------------------------------------------------------------
Total                                   $     869,781        $       9,879     $      (11,769)   $      867,891
                                     ==============================================================================


                    National Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

                                        BOOK/ ADJUSTED     GROSS UNREALIZED  GROSS UNREALIZED
                                        CARRYING VALUE          GAINS             LOSSES           FAIR VALUE
                                     ------------------------------------------------------------------------------
                                                                    (in thousands)

 At December 31, 2005:
  U.S. Treasury securities and
    obligations of U.S. government
    corporation and agencies            $      30,653        $         304    $         (302)  $        30,655
  Debt securities issued by states
    of the U.S. and political
    subdivisions of the states                    800                    -                (6)              794
  Corporate securities/asset-backed
    securities                                432,461               11,820            (7,839)          436,442
  Mortgage-backed securities                  272,972                1,530            (3,735)          270,767
                                     -------------------------------------------------------------------------------
Total                                   $     736,886        $      13,654    $      (11,882)   $      738,658
                                     ===============================================================================


At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $19.2 million and $17.0 million, respectively, and an aggregate fair value of $21.6 million and $19.8, respectively. Such holdings amount to 2.2% and 2.3%, respectively, of the Company's investment in debt securities and 0.6% and 0.6%, respectively, of the Company's total admitted assets as December 31, 2006 and 2005. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

                    National Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                                 UNREALIZED LOSSES LESS THAN OR    UNREALIZED LOSSES GREATER THAN
                                                       EQUAL TO 12 MONTHS                    12 MONTHS
                                                 --------------- ---------------- --------------- ------------------
                                                   UNREALIZED                       UNREALIZED
                                                     LOSSES        FAIR VALUE         LOSSES         FAIR VALUE
                                                 --------------- ---------------- --------------- ------------------
  At December 31, 2006:                                                  (in thousands)
  U.S. Treasury securities and obligations of
     U.S. government corporations and agencies   $       (154)   $      20,535    $         (4)   $         239
  Debt securities issued by states of the U.S.
     and political subdivisions of the states             (24)           4,602             (13)             687
  Corporate securities/asset-backed securities         (2,016)         150,472          (6,566)         122,344
  Mortgage-backed securities                           (1,427)         139,690          (1,565)          89,897
                                                 --------------- ---------------- --------------- ------------------
Total                                            $     (3,621)   $     315,299    $     (8,148)   $     213,167
                                                 =============== ================ =============== ==================

Preferred stocks                                 $       (207)   $      12,289    $       (120)   $       3,589
                                                 =============== ================ =============== ==================



                                                 UNREALIZED LOSSES LESS THAN OR    UNREALIZED LOSSES GREATER THAN
                                                       EQUAL TO 12 MONTHS                    12 MONTHS
                                                 --------------- ---------------- --------------- ------------------
                                                   UNREALIZED                       UNREALIZED
                                                     LOSSES        FAIR VALUE         LOSSES         FAIR VALUE
                                                 --------------- ---------------- --------------- ------------------
At December 31, 2005:                                                     (in thousands)
 U.S. Treasury securities and obligation of      $
    U.S. government corporations and agencies            (296)   $      22,758    $          (6)  $         240
 Debt securities issued by states of the U.S.
    and political subdivisions of the states               (6)             794               -                -
 Corporate securities/asset-backed securities          (3,532)         196,178          (4,307)          34,558
 Mortgage-backed securities                            (3,029)         182,263            (706)          15,386
                                                 --------------- ---------------- --------------- ------------------
Total                                            $     (6,863)   $     401,993    $     (5,019)   $      50,184
                                                 =============== ================ =============== ==================

Preferred stocks                                 $        (52)   $       2,456    $          -    $           -
                                                 =============== ================ =============== ==================


                    National Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

Investments that are impaired at December 31, 2006 and 2005, for which an other-than-temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 2.2% and 2.6% of the amortized cost of these securities at December 31, 2006 and 2005, respectively. At December 31, 2006, there were a total of 216 securities held that are considered temporarily impaired, 89 of which have been impaired for 12 months or longer. At December 31, 2005, there were a total of 159 securities held that are considered temporarily impaired, 18 of which have been impaired for 12 months or longer.

A summary of the cost or amortized cost and fair value of the Company's debt securities at December 31, 2006, by contractual maturity, is as follows:


                                      COST OR AMORTIZED
                                             COST               FAIR VALUE
                                     ----------------------------------------
                                                 (in thousands)

Years to maturity:

   One or less                              $  20,890          $   20,890

   After one through five                     168,413             168,814

   After five through ten                     164,561             159,237

   After ten                                  200,414             204,847

   Mortgage-backed securities                 315,503             314,103
                                     ----------------------------------------
Total                                       $  869,781         $ 867,891
                                     ========================================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2006, 2005 and 2004 were $215.6 million, $106.2 million, and $22.5 million; gross gains of $1.5 million, $5.8, and $59,550, and gross losses of $2.9 million, $1.7 million, and $0.7 million were realized on these sales in 2006, 2005 and 2004, respectively.

                    National Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

                                                                   2006                2005               2004
                                                           -----------------------------------------------------------
                                                                                 (in thousands)

Realized capital gains (losses)                            $          (2,185)    $           4,956  $      (3,443)
Less amount transferred to IMR                                        (3,507)                 (426)        (1,218)

Less federal income taxes of realized capital gains                   (2,158)                  (85)          (745)
                                                           --------------------- ------------------ ------------------
Net realized capital gains (losses)                        $           3,480     $           5,467  $      (1,480)
                                                           ===================== ================== ==================


The unrealized gains and unrealized losses on, and the cost and fair value of preferred stocks are as follows:

                                                                 GROSS              GROSS
                                                              UNREALIZED          UNREALIZED
                                                COST             GAINS              LOSSES           FAIR VALUE
                                          --------------------------------------------------------------------------
                                                                       (in thousands)

At December 31, 2006:
    Preferred stocks                        $     46,866    $         1,245       $    (327)            $  47,784


At December 31, 2005:
    Preferred stocks                        $     25,547    $         1,043       $     (52)            $  26,538


Proceeds from the sales of investments in equity securities during 2006 and 2005 were $20.7 million and $6.6 million; gross gains of $0.1 million and $0.7 million and gross losses of $0.0 million and $0.1 million were realized on these sales in 2006 and 2005, respectively. There were no sales during 2004.

                    National Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

Net investment income consisted of the following for the years ended December
31:

                                                                     2006               2005               2004
                                                              ------------------- ------------------ -----------------
                                                                                  (in thousands)

 Debt securities                                              $        42,678     $        35,369    $        29,218
 Equity securities                                                      3,152               2,232                545
 Mortgage loans                                                           186                  38                 52
 Policy loans                                                           3,108               3,030              2,952
 Cash, cash equivalents and short-term investments                      3,779               2,574                804
 Other                                                                    124                 145               (455)
                                                              ------------------- ------------------ -----------------
Gross investment income                                                53,027              43,388             33,116
Investment expenses                                                     1,472               1,164              1,032
                                                              ------------------- ------------------ -----------------
Net investment income                                         $        51,555     $        42,224    $        32,084
                                                              =================== ================== =================


The Company's investments in mortgage loans principally involve commercial loans. At December 31, 2006, 100% of such mortgages involved properties located in Georgia. Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $3.5 million. During 2006, the respective maximum and minimum lending rates for mortgage loans were 4.50% plus Libor and 4.50% plus Libor. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2006, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2006, the Company did not reduce interest rates on any outstanding mortgages.

3. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

                    National Integrity Life Insurance Company

3. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

The carrying amounts and fair values of the Company's significant financial instruments follow.

                                                     DECEMBER 31, 2006                  DECEMBER 31, 2005
                                           -----------------------------------------------------------------------
                                                 CARRYING           FAIR            CARRYING           FAIR
                                                  AMOUNT            VALUE            AMOUNT            VALUE
                                           -----------------------------------------------------------------------
                                                                        (In thousands)

    Assets:

    Debt securities                           $     869,781    $     867,891     $     736,886    $     738,658
    Preferred stocks                                 46,866           47,784            25,547           26,538
    Mortgage loans                                    3,480            3,500               404              404
    Policy loans                                     40,044           40,044            38,312           38,312
    Cash and short-term investments                  13,581           13,581            99,101           99,101
    Separate account assets                       2,488,106        2,488,106         2,131,510        2,131,510

    Liabilities:
     Life and annuity reserves for
    investment-type contracts and deposit
    fund liabilities                          $     810,700       $  810,900       $   755,993       $  763,406
     Separate accounts annuity reserves           2,398,200        2,361,400         2,072,927        2,039,090


                    National Integrity Life Insurance Company

4. RELATED PARTY TRANSACTIONS

Western and Southern, Fort Washington and IFS perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2006, the Company paid $5.9 million, $1.1 million and $3.9 million to Western and Southern, Fort Washington and IFS, respectively. During 2005, the Company paid $.03 million, $1.0 million and $10.8 million to Western and Southern, Fort Washington and Integrity, respectively. During 2004, the Company paid $.03 million, $.8 million and $10.8 million to Western and Southern, Fort Washington and Integrity, respectively. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

During 2004 the Company received $25.0 million in capital contributions from Integrity in the form of cash. There were no capital contributions received in 2006 and 2005.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2006.

                    National Integrity Life Insurance Company

5. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

                                                       2006                     2005                   2004
                                              ------------------------ ----------------------- ---------------------
                                                                         (in thousands)

Direct premiums                               $      522,714           $      457,845          $      389,995
Assumed premiums

   Affiliates                                              -                        -                       -
   Non-affiliates                                      6,238                   29,388                  29,965
Ceded premiums

   Affiliates                                              -                        -                       -
   Non-affiliates                                       (602)                    (735)                   (818)
                                              ------------------------ ----------------------- ---------------------
Net premiums                                  $      528,350           $      486,498          $      419,142
                                              ======================== ======================= =====================


In 2006 and 2005, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements. In 2004, the Company entered into a treaty with RGA Barbados to assume more life insurance. This treaty is on a modified coinsurance basis, where the Company assumes 50% quota share of the ceding company's 5% quota share of their United States and Canada ordinary life policies.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2006, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2006, if all reinsurance ceded agreements were cancelled.

                    National Integrity Life Insurance Company

6. FEDERAL INCOME TAXES

The Company is included in the consolidated federal income tax return of Western and Southern. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

The Company also has a capital loss carryover aggregating $2.2 million that expires in 2010.

The change in net deferred income taxes is comprised of the following:

                                                                     DECEMBER 31

                                                               2006               2005               CHANGE
                                                        ------------------------------------------------------------
                                                                              (in thousands)

Total deferred tax assets                                          $ 16,425          $ 43,469            $ (27,044)
Total deferred tax liabilities                                       (5,266)           (4,820)                (446)
                                                        ------------------------------------------------------------
Net deferred tax asset (liability)                                 $ 11,159          $ 38,649              (27,490)
                                                        ======================================
Tax effect of unrealized gains (losses)                                                                          -
                                                                                              ----------------------
Change in net deferred income taxes                                                                        (27,490)
                                                                                              ======================


Nonadmitted deferred tax assets increased (decreased) by $(30.2) million and $1.3 million for the years ended December 31, 2006 and 2005, respectively.

Current income taxes incurred for the years ended December 31, consist of the following major components:

                                                                        YEAR ENDED DECEMBER 31
                                                            2006                 2005                 2004
                                                    ----------------------------------------------------------------
                                                                            (in thousands)

Federal income tax expense on operating income         $       6,871        $      (3,121)      $      (7,886)
Federal income tax expense on capital gains                     (938)              (1,246)               (153)
Capital loss carryforward adjustment                          (1,220)               1,161                (592)
NOL carryforward adjustment                                  (28,957)               3,242               7,463
Prior year over (under) accrual                                    -                 (121)                  -
                                                    ----------------------------------------------------------------
Current income taxes incurred                          $     (24,244)       $         (85)      $      (1,168)
                                                    ================================================================


                    National Integrity Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

The main components of the deferred tax amounts at December 31, are as follows:

                                                                                    2006               2005
                                                                             ---------------------------------------
                                                                                         (in thousands)

Deferred tax assets:

   Reserves                                                                     $       7,013      $       6,763
   Deferred acquisition costs                                                           6,552              5,924
   Stocks/debt securities                                                               2,082                854
   Capital loss carryover                                                                 778              1,998
   Net operating loss carryover                                                             -             27,915
   Reserve strengthening                                                                    -                  -
   SERP liability                                                                           -                 16
                                                                             ---------------------------------------
Total deferred tax assets                                                              16,425             43,470

   Nonadmitted deferred tax assets                                                          -             30,151
                                                                             ---------------------------------------
Admitted deferred tax assets                                                           16,425             13,319

Deferred tax liabilities:

   Stocks /debt securities                                                                 18                  9
   Reserve strengthening                                                                1,024              1,095
   Separate account adjustment                                                          4,224              3,716
                                                                             ---------------------------------------
Total deferred tax liabilities                                                          5,266              4,820
                                                                             ---------------------------------------
Net admitted deferred income tax assets                                         $      11,159      $       8,499
                                                                             =======================================


                    National Integrity Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

                                       2006                          2005                            2004
                             -------------------------------------------------------------------------------------------
                                AMOUNT       TAX EFFECT       AMOUNT        TAX EFFECT          AMOUNT      TAX EFFECT

                             -------------------------------------------------------------------------------------------
                                                                   (in thousands)

Gain (loss) from operations
  before federal income tax
  expense                      $   12,326  $        4,314   $     1,650        $   578    $      (2,954)         (1,034)

Book over tax reserves              2,482             869         9,458          3,310            4,042           1,415

Net DAC adjustment                  1,999             700         2,562            897            2,180             763
Separate account adjustments          335             117       (10,264)        (3,592)         (13,195)         (4,619)
Accrued market discount             3,977           1,392        (3,881)        (1,358)          (1,735)           (607)
IMR amortization                      466             163           (16)            (6)            (173)            (61)
Reserve strengthening                 204              71        (6,803)        (2,381)          (9,443)         (3,305)
Dividends received deduction       (2,116)           (741)       (1,677)          (587)            (981)           (343)
Other                                 (39)            (14)           53             18             (273)            (95)
                             ------------------------------------------------------------------------------------------
Taxable income (loss)          $   19,634   $       6,871   $    (8,918)         (3,121)        (22,532)         (7,886)
                             ==========================================================================================


7. REGULATORY MATTERS

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2006 and 2005, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. The Company may not pay any dividends during 2008 without prior approval.

                    National Integrity Life Insurance Company

8. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company's financial position or results of operations.

At December 31, 2006, the Company does not have any material lease agreements for office space or equipment.

9. ANNUITY RESERVES

At December 31, 2006, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                   AMOUNT             PERCENT

                                                                             ---------------------------------------
                                                                             (in thousands)

Subject of discretionary withdrawal (with adjustment):

   With market value adjustment                                              $      1,837,505             57.3%
   At book value less surrender charge of 5% or more                                  381,032             11.9
   At fair value                                                                      561,350             17.5
                                                                             ---------------------------------------
Total with adjustment or at market value                                             2,779,887            86.7
Subject to discretionary withdrawal (without adjustment)
   at book value less surrender charge of 5% or more                                   264,562             8.2
Not subject to discretionary withdrawal                                                164,453             5.1
                                                                             ---------------------------------------
Total annuity reserves and deposit fund liabilities (before reinsurance)             3,208,902           100.0%
                                                                                                ====================
Less reinsurance ceded                                                                       -
                                                                             --------------------
Net annuity reserves and deposit fund liabilities                            $       3,208,902
                                                                             ====================


Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

                    National Integrity Life Insurance Company

10. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include non-indexed products and guaranteed rate options. The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities.

The Company's nonguaranteed separate accounts include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Assets held in separate accounts are carried at estimated fair values.

                    National Integrity Life Insurance Company

10. SEPARATE ACCOUNTS (CONTINUED)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2006 is as follows:

                                      SEPARATE ACCOUNTS WITH GUARANTEES
                             ----------------------------------------------------
                                                NONINDEXED
                                              GUARANTEED LESS     NONINDEXED
                                              THAN / EQUAL TO  GUARANTEED MORE    NONGUARANTEED
                                 INDEXED            4%               THAN 4%      SEPARATE ACCOUNTS     TOTAL
                             ---------------------------------------------------------------------------------------
                                                                 (in thousands)

Premiums, deposits and other
  considerations                $      -      $  23,494         $     227,021     $       46,857     $      297,372
                             =======================================================================================

Reserves for separate                            $
   accounts with assets at
   fair value                   $      -      $ 586,567         $   1,250,311     $      561,350     $    2,398,228
                             =======================================================================================

Reserves for separate accounts by withdrawal characteristics:

    Subject to discretionary withdrawal (with adjustment):
         With market value
           adjustment           $      -      $ 586,567         $   1,250,311     $            -     $    1,836,878
         At book value
           without market
           value adjustment
           and with current
           surrender charge
           of 5% or more

         At fair value                 -              -                     -            561,350     $      561,350
                             ---------------------------------------------------------------------------------------
     Subtotal                          -        586,567             1,250,311            561,350     $    2,398,228

     Not subject to
       discretionary

       withdrawal                      -              -                     -                  -                  -
                             ---------------------------------------------------------------------------------------
Total separate accounts
   liabilities                  $      -      $ 586,567         $   1,250,311     $      561,350     $    2,398,228
                             =======================================================================================


                    National Integrity Life Insurance Company

10. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2006 is presented below:

                                                                                                     2006
                                                                                           -------------------------
                                                                                                (in thousands)

 Transfers as reported in the Summary of Operations of
    the Separate Accounts Statement:                                                       $               297,373
      Transfers to Separate Accounts
                                                                                                          (116,975)
      Transfers from Separate Accounts                                                                     180,398
                                                                                           -------------------------
 Net transfers to Separate Accounts
 Reconciling adjustments:
    Policy deductions and other expenses reported elsewhere in the statement of
      operations                                                                                            (10,336)
    Other changes in surplus in separate account statement                                                    1,788
                                                                                           -------------------------
 Transfers as reported in the Summary  of Operations of the Company                        $                171,850
                                                                                           =========================


Financial Statement Schedules (Statutory-Basis)

                 FINANCIAL STATEMENT SCHEDULES (STATUTORY-BASIS)

                    National Integrity Life Insurance Company

       Summary of Investments - Other Than Investments in Related Parties

                                 (in thousands)

                                December 31, 2006

SCHEDULE I

                                                                                                    AMOUNT AT WHICH SHOWN
TYPE OF INVESTMENT                                        COST (1)            MARKET VALUE          IN THE BALANCE SHEET
--------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES
Bonds:

United States government and government agencies
  and authorities                                           $  23,668                 $ 23,663                  $  23,668
States, municipalities and political subdivision               72,626                   71,715                     72,626
Foreign governments                                                 -                        -                          -
Public utilities                                               72,397                   74,219                     72,397
All other corporate bonds                                     701,090                  698,294                    701,090
Preferred stocks                                               46,866                   47,784                     46,866
                                                        --------------     --------------------    -----------------------
Total fixed maturities                                        916,647                  915,675                    916,647

EQUITY SECURITIES

Common stocks:

Public utilities                                                    -                        -                          -
Banks, trust and insurance                                          -                        -                          -
Industrial, miscellaneous and all other                             -                        -                          -
                                                        --------------     --------------------    -----------------------
Total equity securities                                             -                        -                          -

Mortgage loans on real estate                                   3,480                                               3,480
Real estate                                                         -                                                   -
Policy loans                                                   40,044                                              40,044
Other long-term investments                                         -                                                   -
Cash, cash equivalents and short-term investment               13,581                                              13,581
                                                        --------------                             -----------------------
Total investments                                           $ 973,752                                           $ 973,752
                                                        ==============                             =======================


(1) Origianl cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

                    National Integrity Life Insurance Company

                       Supplementary Insurance Information

                                 (in thousands)

SCHEDULE III

                                                                                          Benefits
                                                                                        Claims Losses
                             Future Policy             Policy and                Net         and        Other
                             Benefits and  Unearned     Contract    Premium   Investment  Settlement   Operating  Premiums
                               Expenses    Premiums    Liabilites   Revenue     Income*    Expenses    Expenses*   Written
                              ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006

Individual life                 $  93,868        $ -        $  1   $   9,027   $  6,894   $  15,119    $    217
Individual health                       -          -           -           -          -           -           -          -
Group life and health                   -          -           -           -          -           -           -          -
Annuity                           783,610          -          37     522,489     44,661     354,525      10,925
                              ------------ ----------  ---------- ----------- ----------  ---------- -----------
                                $ 877,478        $ -        $ 38   $ 531,516   $ 51,555   $ 369,644    $ 11,142
                              ============ ==========  ========== =========== ==========  ========== ===========

YEAR ENDED DECEMBER 31, 2005

Individual life                 $  90,918        $ -        $  1   $  30,516   $  8,305   $  34,503    $    631
Individual health                       -          -           -           -          -           -           -          -
Group life and health                   -          -           -           -          -           -           -          -
Annuity                           733,020          -          26     457,575     33,919     403,999      12,111
                              ------------ ----------  ---------- ----------- ----------  ---------- -----------
                                $ 823,938        $ -        $ 27   $ 488,091   $ 42,224   $ 438,502    $ 12,742
                              ============ ==========  ========== =========== ==========  ========== ===========

YEAR ENDED DECEMBER 31, 2004

Individual life                 $  89,608        $ -        $  1   $  31,638   $  7,865   $  36,869    $    619
Individual health                       -          -           -           -          -           -           -          -
Group life and health                   -          -           -           -          -           -           -          -
Annuity                           548,274          -          39     389,697     24,219     341,965      13,067
                              ------------ ----------  ---------- ----------- ----------  ---------- -----------
                                $ 637,882        $ -        $ 40   $ 421,335   $ 32,084   $ 378,834    $ 13,686
                              ============ ==========  ========== =========== ==========  ========== ===========


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                    National Integrity Life Insurance Company

                                   Reinsurance

                                 (in thousands)

SCHEDULE IV

                                                                         ASSUMED FROM                       PERCENTAGE OF
                                                           CEDED TO          OTHER              NET         AMOUNT ASSUMED
                                        GROSS AMOUNT    OTHER COMPANIES    COMPANIES           AMOUNT           TO NET
                                      --------------------------------------------------------------------  --------------
YEAR ENDED DECEMBER 31, 2006

Life insurance in force                    $ 129,231          $ 11,998      $   233,700      $   350,933            67%
                                      ===============  ================  ===============  ===============   ============
Premiums:

Individual life                            $   3,182          $    393      $     6,238      $     9,027            69%
Individual health                                  -                 -                -                -              -
Group life and health                              -                 -                -                -              -
Annuity                                      522,698               209                -          522,489             0%
                                      ---------------  ----------------  ---------------  ---------------   ------------
                                           $ 525,880          $    602      $     6,238      $   531,516             1%
                                      ===============  ================  ===============  ===============   ============
YEAR ENDED DECEMBER 31, 2005

Life insurance in force                    $ 142,084          $ 59,000      $ 1,060,912      $ 1,143,996            93%
                                      ===============  ================  ===============  ===============   ============
Premiums:

Individual life                            $   1,606          $    478      $    29,388      $    30,516            96%
Individual health                                  -                 -                -                -              -
Group life and health                              -                 -                -                -              -
Annuity                                      457,832               257                -          457,575             0%
                                      ---------------  ----------------  ---------------  ---------------   ------------
                                           $ 459,438          $    735      $    29,388      $   488,091             6%
                                      ===============  ================  ===============  ===============   ============
YEAR ENDED DECEMBER 31, 2004

Life insurance in force                    $ 150,919          $ 67,519      $ 1,100,069      $ 1,183,469            93%
                                      ===============  ================  ===============  ===============   ============
Premiums:

Individual life                            $   2,207          $    534      $    29,965      $    31,638            95%
Individual health                                  -                 -                -                -              -
Group life and health                              -                 -                -                -              -
Annuity                                      389,981               284                -          389,697             0%
                                      ---------------  ----------------  ---------------  ---------------   ------------
                                           $ 392,188          $    818      $    29,965      $   421,335             7%
                                      ===============  ================  ===============  ===============   ============


STATUTORY-BASIS FINANCIAL STATEMENTS
(UNAUDITED)

The Western and Southern Life Insurance Company
Nine - Month Period Ended September 30, 2007

                 The Western and Southern Life Insurance Company

                Statutory-Basis Financial Statements (unaudited)

                  Nine - Month Period Ended September 30, 2007

                                    CONTENTS

Financial Statements (unaudited)

Balance Sheet as of September 30, 2007 (unaudited) (Statutory-Basis)..........1
Statements of Operations for the nine-month period ended
     September 30, 2007 and 2006(unaudited) (Statutory-Basis).................2
Statement of Changes in Capital and Surplus for the nine-month period ended September 30, 2007 (unaudited) (Statutory-Basis)............3
Statements of Cash Flow for the nine-month period ended
     September 30, 2007 and 2006 (unaudited) (Statutory-Basis)................4
Note to Unaudited Financial Statements (Statutory-Basis)......................5

                 The Western and Southern Life Insurance Company

                   Balance Sheet (Statutory-Basis) (unaudited)

                                                                                                        SEPTEMBER 30
                                                                                                            2007
                                                                                                     -------------------
                                                                                                       (in thousands)
ADMITTED ASSETS
Cash and invested assets:
    Debt securities                                                                                         $ 3,296,828
    Preferred and common stocks                                                                               2,480,753
    Investments in common stocks of subsidiaries                                                              1,535,279
    Mortgage loans                                                                                               53,889
    Policy loans                                                                                                160,176
    Real estate:
      Properties held for the production of income                                                               42,881
      Properties occupied by the Company                                                                         31,316
    Cash, cash equivalents and short-term investments                                                            27,682
    Receivable for securities                                                                                    10,438
    Other invested assets                                                                                       597,192
                                                                                                     -------------------
Total cash and invested assets                                                                                8,236,434

Investment income due and accrued                                                                                62,042
Premiums deferred and uncollected                                                                                60,098
Current federal income taxes recoverable                                                                          6,540
Receivables from parent, subsidiaries and affiliates                                                             14,829
Other admitted assets                                                                                             6,990
Separate account assets                                                                                         839,372
                                                                                                     -------------------
Total admitted assets                                                                                       $ 9,226,305
                                                                                                     ===================



LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                                             $ 2,565,101
      Accident and health reserves                                                                              270,505
      Liability for deposit-type contracts                                                                      243,283
      Policy and contract claims                                                                                 46,711
      Dividends payable to policyholders                                                                         50,735
      Premiums received in advance                                                                                6,095
                                                                                                     -------------------
    Total policy and contract liabilities                                                                     3,182,430

    General expense due and accrued                                                                             232,610
    Net deferred tax liability                                                                                  352,915
    Asset valuation reserve                                                                                     329,398
    Interest maintence reserve                                                                                   43,281
    Other liabilities                                                                                           312,897
    Liability for post retirement benefits other than pensions                                                  222,881
    Separate account liabilities                                                                                839,372
                                                                                                     -------------------
Total liabilities                                                                                             5,515,784

Capital and surplus:
    Common stock, $1 par value, 1,000 shares
      authorized, issued and outstanding                                                                          1,000
    Paid-in surplus                                                                                               5,000
    Accumulated surplus                                                                                       3,704,521
                                                                                                     -------------------
Total capital and surplus                                                                                     3,710,521
                                                                                                     -------------------
Total liabilities and capital and surplus                                                                   $ 9,226,305
                                                                                                     ===================

See accompanying note.

                 The Western and Southern Life Insurance Company

             Statements of Operations (Statutory-Basis) (unaudited)

                                                                                          NINE - MONTH PERIOD
                                                                                           ENDED SEPTEMBER 30
                                                                                         2007             2006
                                                                                    ---------------------------------
                                                                                             (in thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                                   $ 270,547        $ 278,866
    Net investment income                                                                   273,808          230,738
    Considerations for supplementary contracts with life contingencies                            -                8
    Amortization of the interest maintenance reserve                                          5,142            6,671
    Other revenues                                                                               78               29
                                                                                    ---------------------------------
Total premiums and other revenues                                                           549,575          516,312

Benefits paid or provided:
    Death benefits                                                                          148,892          151,185
    Annuity benefits                                                                         72,192           71,103
    Disability and accident and health benefits                                              19,928           19,785
    Surrender benefits                                                                      207,862          139,049
    Payments on supplementary contracts                                                          97               97
    Other benefits                                                                           12,188           13,197
    Increase (decrease) in policy reserves and other policyholders' funds                    23,235           15,079
                                                                                   ---------------------------------
Total benefits paid or provided                                                             484,394          409,495

Insurance expenses and other deductions:
    Commissions                                                                              35,143           34,389
    Commissions and expenses on reinsurance assumed                                          18,396           19,049
    General expenses                                                                        104,630          103,390
    Net transfers to (from) separate accounts                                               (29,610)         (28,637)
    Reserve adjustment on reinsurance assumed                                              (223,368)        (153,567)
    Other deductions                                                                         38,692           10,228
                                                                                    ---------------------------------
Total insurance expenses and other deductions                                               (56,117)         (15,148)
                                                                                    ---------------------------------

Gain (loss) from operations before dividends to policyholders, federal
    income tax expense and net realized capital gains (losses)                              121,298          121,965

Dividends to policyholders                                                                   43,219           44,057
                                                                                    ---------------------------------
Gain (loss) from operations before federal income tax expense
    and net realized capital gains (losses)                                                  78,079           77,908
Federal income tax expense (benefit), excluding tax
    on capital gains                                                                          2,893           29,377
                                                                                    ---------------------------------
Gain (loss) from operations before net realized capital
    gains (losses)                                                                           75,186           48,531
Net realized capital gains or (losses) (excluding gains (losses) transferred to
    IMR and capital gains tax)                                                               85,506           50,132
                                                                                    ---------------------------------
Net income (loss)                                                                         $ 160,692         $ 98,663
                                                                                    =================================


See accompanying note.

                 The Western and Southern Life Insurance Company

    Statement of Changes in Capital and Surplus (Statutory-Basis) (unaudited)

                  Nine - Month Period Ended September 30, 2007

                                                              COMMON               PAID-IN     ACCUMULATED            TOTAL CAPITAL
                                                               STOCK                SURPLUS      SURPLUS               AND SURPLUS
                                                      ----------------------------------------------------------------------------
                                                                                    (in thousands)
Balance, January 1, 2007                                         $ 1,000            $ 5,000        $ 3,509,012        $ 3,515,012

Net income                                                             -                  -            160,692            160,692
Change in net deferred income tax asset                                -                  -              8,602              8,602
Net change in unrealized gain on investments
    (net of deferred tax expense (benefit) of  ($61,132))              -                  -             11,177             11,177
Net change in nonadmitted
    assets and related items                                           -                  -              9,592              9,592
Change in asset valuation reserve                                      -                  -             18,578             18,578
Other changes, net                                                     -                  -            (13,132)           (13,132)
                                                      ----------------------------------------------------------------------------
Balance, September 30, 2007                                      $ 1,000            $ 5,000        $ 3,704,521        $ 3,710,521
                                                      ============================================================================


See accompanying note.

                 The Western and Southern Life Insurance Company

              Statements of Cash Flow (Statutory-Basis) (unaudited)

                                                                                             NINE - MONTH PERIOD
                                                                                             ENDED SEPTEMBER 30
                                                                                          2007                 2006
                                                                                  ------------------------------------------
                                                                                               (in thousands)
CASH FROM OPERATIONS:
    Premiums collected net of reinsurance                                                    $ 270,488            $ 278,382
    Net investment income received                                                             270,205              236,410
    Benefits paid                                                                             (424,685)            (354,724)
    Net transfers from (to) separate accounts                                                   29,610               28,637
    Commissions and expense paid (recovered)                                                     6,199              (61,567)
    Dividends paid to policyholders                                                            (32,947)             (32,614)
    Federal income taxes recovered (paid)                                                      (63,594)             (25,792)
                                                                                  ------------------------------------------
    Net cash from (for) operations                                                              55,276               68,732

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured or repaid:
       Debt securities                                                                       2,857,199            1,672,647
       Stocks                                                                                  745,485              419,811
       Mortgage loans                                                                            2,411               19,965
       Real estate                                                                               7,925               94,903
       Other invested assets                                                                    96,904               50,511
       Net gains (losses) on cash, cash equivalents and short-term investments                      69                    2
       Miscellaneous proceeds                                                                      668                  746
                                                                                  ------------------------------------------
    Net proceeds from investments sold, matured or repaid                                    3,710,661            2,258,585

    Cost of investments acquired:
       Debt securities                                                                       2,817,103            1,777,347
       Common stocks                                                                           820,876              441,717
       Real estate                                                                               1,037               24,341
       Other invested assets                                                                   255,429               79,894
       Miscellaneous applications                                                                7,977                   68
                                                                                  ------------------------------------------
    Total cost of investments acquired                                                       3,902,422            2,323,367

    Net change in policy and other loans                                                        (1,302)                 (26)
                                                                                  ------------------------------------------
    Net cash from (for) investments                                                           (193,063)             (64,808)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
    Borrowed money                                                                             (25,204)              (7,057)
    Net deposits on deposit-type contract funds and other insurance liabilities                 (2,285)              (2,161)
    Dividends paid to stockholder                                                              (28,750)                   -
    Other cash applied                                                                          42,990              (15,550)
                                                                                  ------------------------------------------
    Net cash from (for) financing and miscellaneous sources                                    (13,249)             (24,768)
                                                                                  ------------------------------------------


    Net change in cash, cash equivalents and short-term investments                           (151,036)             (20,844)
    Cash, cash equivalents and short-term investments:
       Beginning of period                                                                     178,718              178,978
                                                                                  ------------------------------------------
       End of period                                                                          $ 27,682            $ 158,134
                                                                                  ==========================================


    See accompanying note.

                 The Western and Southern Life Insurance Company

           Note to Financial Statements (Statutory-Basis) (unaudited)

1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. Approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company, Columbus Life Insurance Company and Integrity Life Insurance Company. Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The accompanying unaudited financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (statutory-basis) and with the instructions to Article 3 of Regulation S-X. These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). In addition, these financial statements do not include all of the information and footnotes required by statutory-basis accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2007 are not necessarily indicative of the results that may be expected for the year ended December 31, 2007. These unaudited financial statements should be read in conjunction with the Company's annual audited financial statements as of December 31, 2006, included in its Form N-4 filed with the United States Securities and Exchange Commission.

STATUTORY-BASIS FINANCIAL STATEMENTS
AND SCHEDULES

The Western and Southern Life Insurance Company
Years Ended December 31, 2006, 2005 and 2004

                 The Western and Southern Life Insurance Company

              Statutory - Basis Financial Statements and Schedules

                  Years Ended December 31, 2006, 2005 and 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm.......................1

Financial Statements (Statutory-Basis)

Balance Sheets (Statutory-Basis)..............................................2
Statements of Operations (Statutory-Basis)....................................3
Statements of Changes in Capital and Surplus (Statutory-Basis)................4
Statements of Cash Flow (Statutory-Basis).....................................5
Notes to Financial Statements (Statutory-Basis)...............................6

Financial Statement Schedules (Statutory-Basis)

Schedule I - Summary of Investments - Other Than Investments
  in Related Parties.........................................................40
Schedule III - Supplementary Insurance Information...........................41
Schedule IV - Reinsurance....................................................42

             Report of Independent Registered Public Accounting Firm

The Board of Directors
The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2006.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2005 the Company adopted Statement of Statutory Accounting Principles No. 88, which changed its method of accounting for certain non-insurance subsidiaries, controlled, and affiliated entities.

Cincinnati, Ohio
April 9, 2007

                 The Western and Southern Life Insurance Company

                        Balance Sheets (Statutory-Basis)

                                                                                                    DECEMBER 31
                                                                                             2006                2005
                                                                                     -----------------------------------------
                                                                                                  (in thousands)
     ADMITTED ASSETS
     Cash and invested assets:
        Debt securities                                                                       $ 3,340,616         $ 2,998,184
        Preferred and common stocks                                                             2,574,789           2,157,755
        Investments in common stocks of subsidiaries                                            1,373,004           1,176,757
        Mortgage loans                                                                             56,300              76,891
        Policy loans                                                                              158,874             158,319
        Real estate:
           Properties held for the production of income                                            45,079              74,952
           Properties occupied by the Company                                                      31,943              31,963
           Properties held for sale                                                                 7,123                   -
        Cash, cash equivalents and short-term investments                                         178,718             140,778
        Receivable for securities                                                                   2,847               3,184
        Other invested assets                                                                     337,111             305,942
                                                                                     -----------------------------------------
        Total cash and invested assets                                                          8,106,404           7,124,725

     Investment income due and accrued                                                             57,605              51,988
     Premiums deferred and uncollected                                                             60,599              61,778
     Current federal income taxes recoverable                                                      12,627               5,936
     Receivables from parent, subsidiaries and affiliates                                          12,618             224,531
     Other admitted assets                                                                          6,494               8,616
     Separate account assets                                                                      841,255             792,361
                                                                                     -----------------------------------------
     Total admitted assets                                                                    $ 9,097,602         $ 8,269,935
                                                                                     =========================================

     LIABILITIES AND CAPITAL AND SURPLUS
     Liabilities:
        Policy and contract liabilities:
           Life and annuity reserves                                                          $ 2,555,385         $ 2,529,632
           Accident and health reserves                                                           256,046             238,917
           Liability for deposit-type contracts                                                   245,568             248,512
           Policy and contract claims                                                              46,240              50,728
           Dividends payable to policyholders                                                      40,463              39,408
           Premiums received in advance                                                             7,820               7,290
           Amounts held in escrow and unallocated premiums                                              -               1,765
                                                                                     -----------------------------------------
        Total policy and contract liabilities                                                   3,151,522           3,116,252

        General expense due and accrued                                                           237,668             212,896
        Current federal income taxes payable                                                       36,490              24,674
        Net deferred tax liability                                                                422,649             347,910
        Asset valuation reserve                                                                   347,976             310,943
        Interest maintenance reserve                                                               51,886              67,156
        Other liabilities                                                                         252,300              94,148
        Liability for postretirement benefits other than pensions                                 215,640             201,166
        Borrowed money and interest                                                                25,204              31,903
        Separate account liabilities                                                              841,255             792,361
                                                                                     -----------------------------------------
        Total liabilities                                                                       5,582,590           5,199,409

     Capital and surplus:
        Common stock, $1 par value, authorized 1,000
           shares, issued and outstanding 1,000 shares                                              1,000               1,000
        Paid-in surplus                                                                             5,000               5,000
        Accumulated surplus                                                                     3,509,012           3,064,526
                                                                                     -----------------------------------------
        Total capital and surplus                                                               3,515,012           3,070,526
                                                                                     -----------------------------------------
     Total liabilities and capital and surplus                                                $ 9,097,602         $ 8,269,935
                                                                                     =========================================

     See accompanying notes.

                 The Western and Southern Life Insurance Company

                   Statements of Operations (Statutory-Basis)

                                                                                              YEAR ENDED DECEMBER 31
                                                                                       2006            2005            2004
                                                                                  ------------------------------------------------
                                                                                                  (in thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                                 $ 382,345       $ 394,386       $ 385,350
    Net investment income                                                                 349,338         345,193         314,006
    Considerations for supplementary contracts with life contingencies                          8              88              86
    Amortization of the interest maintenance reserve                                        8,777          10,431          11,463
    Reserve adjustments on reinsurance ceded                                                1,418           1,440           1,510
    Other revenues                                                                          1,191             385               -
                                                                                  ------------------------------------------------
Total premiums and other revenues                                                         743,077         751,923         712,415

Benefits paid or provided:
    Death benefits                                                                        200,578         201,918         195,931
    Annuity benefits                                                                       94,974          96,060          85,373
    Disability and accident and health benefits                                            26,194          28,799          31,837
    Surrender benefits                                                                    184,645         148,546         146,723
    Payments on supplementary contracts                                                       129             133             120
    Other benefits                                                                         16,939          23,850          17,747
    Increase (decrease) in policy reserves and other policyholders' funds                  42,881          35,382          44,323
                                                                                  ------------------------------------------------
Total benefits paid or provided                                                           566,340         534,688         522,054

Insurance expenses and other deductions:
    Commissions                                                                            46,821          48,857          54,514
    Commissions and expenses on reinsurance assumed                                        25,389          27,677          29,787
    General expenses                                                                      158,221         144,296         139,183
    Net transfers to (from) separate account                                              (39,254)        (37,728)        (37,030)
    Reserve adjustments on reinsurance assumed                                           (203,810)       (168,448)       (155,304)
    Other deductions                                                                       33,751           1,851          18,744
                                                                                  ------------------------------------------------
Total insurance expenses and other deductions                                              21,118          16,505          49,894
                                                                                  ------------------------------------------------

Gain (loss) from operations before dividends to policyholders, federal
    income tax expense, and net realized capital gains (losses)                           155,619         200,730         140,467

Dividends to policyholders                                                                 58,403          56,605          56,146
                                                                                  ------------------------------------------------
Gain (loss) from operations before federal income tax expense
    and net realized capital gains (losses)                                                97,216         144,125          84,321
Federal income tax expense (benefit), excluding tax
    on capital gains                                                                       32,278          19,262          17,305
                                                                                  ------------------------------------------------
Gain (loss) from operations before net realized capital
    gains (losses)                                                                         64,938         124,863          67,016
Net realized capital gains or (losses) (excluding gains (losses) transferred to
    IMR and capital gains tax)                                                             89,110          19,145         115,216
                                                                                  ------------------------------------------------

Net income (loss)                                                                       $ 154,048       $ 144,008       $ 182,232
                                                                                  ================================================


See accompanying notes.

                 The Western and Southern Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory-Basis)

                  Years Ended December 31, 2006, 2005 and 2004


                                                              COMMON            PAID-IN        ACCUMULATED           TOTAL CAPITAL
                                                               STOCK            SURPLUS          SURPLUS              AND SURPLUS
                                                 ----------------------------------------------------------------------------------
                                                                                   (in thousands)

Balance, January 1, 2004                                     $ 1,000              $ 5,000          $ 2,865,693         $ 2,871,693

Net income                                                         -                    -              182,232             182,232
Change in net deferred income tax asset                            -                    -              (27,981)            (27,981)
Net change in unrealized gains on investments
       (net of deferred tax expense (benefit)
        of ($75,031))                                              -                    -              (93,034)            (93,034)
Net change in nonadmitted assets
       and related items                                           -                    -              (21,365)            (21,365)
Change in asset valuation reserve                                  -                    -               11,358              11,358
Other changes, net                                                 -                    -                1,600               1,600
                                                 ----------------------------------------------------------------------------------
Balance, December 31, 2004                                     1,000                5,000            2,918,503           2,924,503


Net income                                                         -                    -              144,008             144,008
Change in net deferred income tax asset                            -                    -              (10,636)            (10,636)
Net change in unrealized gains on investments
       (net of deferred tax expense (benefit)
        of ($22,239))                                              -                    -                  725                 725
Net change in nonadmitted assets
       and related items                                           -                    -               (9,144)             (9,144)
Change in asset valuation reserve                                  -                    -                9,830               9,830
Cumulative effect of change in accounting
       principle                                                   -                    -                9,660               9,660
Other changes, net                                                 -                    -                1,580               1,580
                                                 ----------------------------------------------------------------------------------
Balance, December 31, 2005                                     1,000                5,000            3,064,526           3,070,526

Net income                                                         -                    -              154,048             154,048
Change in net deferred income tax asset                            -                    -               14,558              14,558
Net change in unrealized gains on investments
       (net of deferred tax expense (benefit)
        of $89,297)                                                -                    -              341,062             341,062
Net change in nonadmitted assets
       and related items                                           -                    -              (15,422)            (15,422)
Change in asset valuation reserve                                  -                    -              (37,033)            (37,033)
Dividends to stockholder                                           -                    -              (14,375)            (14,375)
Other changes, net                                                 -                    -                1,648               1,648
                                                 ----------------------------------------------------------------------------------
Balance, December 31, 2006                                   $ 1,000              $ 5,000          $ 3,509,012         $ 3,515,012
                                                 ==================================================================================


See accompanying notes.

                 The Western and Southern Life Insurance Company

                    Statements of Cash Flow (Statutory-Basis)

                                                                                               YEAR ENDED DECEMBER 31
                                                                                     2006               2005             2004
                                                                              ------------------------------------------------------
                                                                                                 (in thousands)
CASH FROM OPERATIONS:
    Premiums collected net of reinsurance                                              $ 381,876          $ 396,553       $ 382,952
    Net investment income received                                                       347,345            396,914         316,185
    Benefits paid                                                                       (480,249)          (510,409)       (441,420)
    Net transfers from (to) separate accounts                                             39,254             37,728          37,030
    Commissions and expense paid                                                         (83,838)          (103,148)       (108,366)
    Dividends paid to policyholders                                                      (57,347)           (56,896)        (59,345)
    Federal income taxes recovered (paid)                                                (59,876)           (51,819)        (33,394)
                                                                              ------------------------------------------------------
    Net cash from operations                                                              87,165            108,923          93,642

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured or repaid:
      Debt securities                                                                  2,928,114          1,402,305       1,163,001
      Stocks                                                                             660,888            325,561         372,824
      Mortgage loans                                                                      20,592             59,850          24,953
      Real estate                                                                         94,903                  -          29,236
      Other invested assets                                                               92,983             92,737          92,154
      Net gains (losses) on cash, cash equivalents and short-term investments                 24                  -               -
      Miscellaneous proceeds                                                                 163              1,543          31,905
                                                                              ------------------------------------------------------
    Net proceeds from investments sold, matured or repaid                              3,797,667          1,881,996       1,714,073

    Cost of investments acquired:
      Debt securities                                                                 (3,288,681)        (1,652,288)     (1,030,066)
      Stocks                                                                            (768,097)          (366,169)       (463,953)
      Mortgage loans                                                                           -             (3,366)              -
      Real estate                                                                        (25,261)            (2,549)        (32,769)
      Other invested assets                                                             (100,519)           (58,848)       (111,348)
      Miscellaneous applications                                                          (2,651)           (16,925)          1,416
                                                                              ------------------------------------------------------
    Total cost of investments acquired                                                (4,185,209)        (2,100,145)     (1,636,720)

    Net change in policy and other loans                                                    (555)               (25)            (19)
                                                                              ------------------------------------------------------
    Net cash from (for) investments                                                     (388,097)          (218,174)         77,334

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
    Borrowed money                                                                        (6,699)            31,903          (4,861)
    Net deposits on deposit-type contract funds and other insurance liabilities           (2,944)          (112,642)              -
    Other cash provided (applied)                                                        348,515             32,929         (36,484)
                                                                              ------------------------------------------------------
    Net cash from (for) financing and miscellaneous sources                              338,872            (47,810)        (41,345)
                                                                              ------------------------------------------------------

    Net change in cash, cash equivalents and short-term investments                       37,940           (157,061)        129,631
    Cash, cash equivalents and short-term investments:
      Beginning of year                                                                  140,778            297,839         168,208
                                                                              ------------------------------------------------------
      End of year                                                                      $ 178,718          $ 140,778       $ 297,839
                                                                              ======================================================


    See accompanying notes.

                 The Western and Southern Life Insurance Company

                 Notes to Financial Statements (Statutory-Basis)

                                December 31, 2006


1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. Approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company, Columbus Life Insurance Company and Integrity Life Insurance Company. Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans and short-term investments. Invested assets of $2,522.0 million and $2,527.5 million were allocated to the Closed Block as of December 31, 2006 and 2005, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences follow.

INVESTMENTS

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value. Factors management considers for each identified security include the following:

     - the length of time and the extent to which the fair value is below the book/adjusted carry value;

     - the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

     - the Company's intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

SUBSIDIARIES

The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted" (principally the prepaid pension asset and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as an admitted asset within the NAIC's Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

REINSURANCE

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

EMPLOYEE BENEFITS

For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

POLICYHOLDER DIVIDENDS

Policyholder dividends are recognized when declared rather than over the term of the related policies.

STATEMENTS OF CASH FLOW

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

                                                                           2006                       2005
                                                                 -------------------------- --------------------------
                                                                                   (in thousands)
Capital and surplus as reported in the accompanying
 statutory-basis financial statements                                $        3,515,012        $         3,070,526
Deferred policy acquisition costs                                               231,547                    228,328
Policy reserves                                                                  85,666                     83,059
Asset valuation and interest maintenance reserves                               399,862                    378,099
Employee benefit plans                                                          419,527                    437,564
Income taxes                                                                   (295,768)                  (290,859)
Net unrealized gain on available-for-sale securities                             98,676                    145,693
Subsidiary equity                                                               520,406                    608,372
Policyholder dividend obligation                                               (171,636)                  (202,855)
Subsidiary reinsurance recoverable                                              188,528                    192,533
Other, net                                                                       34,042                     17,065
                                                                 -------------------------- --------------------------
Stockholder's equity, GAAP basis                                    $         5,025,862        $         4,667,525
                                                                 ========================== ==========================


                                                          2006                     2005                      2004
                                                 ----------------------- ------------------------- -------------------------
                                                                              (in thousands)
Net income as reported in the
 accompanying statutory-basis financial
 statements                                          $          154,048      $          144,008               $   182,232
Deferred policy acquisition costs                                 1,611                   7,225                     8,874
Policy reserves                                                     526                  (7,746)                      684
Employee benefit plans                                              921                   1,586                    (1,171)
Income taxes                                                     (5,962)                (40,455)                  (36,345)
Interest maintenance reserve                                    (15,270)                 (3,564)                  (11,378)
SAP vs. GAAP subsidiary income                                  142,689                 113,556                   115,140
Private equity adjustments                                       (3,228)                 23,701                       265
Other, net                                                        3,814                  11,486                     4,916
                                                 ----------------------- ------------------------- -------------------------
Net income, GAAP basis                                $         279,149       $         249,797         $         263,217
                                                 ======================= ========================= =========================


                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other significant statutory accounting practices follow.

INVESTMENTS

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

     Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     There are no restrictions on non-affiliated common or preferred stocks.

     Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries' equity is included in capital and surplus.

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Joint ventures, partnerships, and limited liability companies are carried at the Company's interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

PREMIUMS

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY RESERVES

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed principally on the net level premium method, with new policy issues beginning in 1989 computed on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                                                    PERCENTAGE OF RESERVES
                                                                              -----------------------------------
                                                                                    2006             2005
                                                                              -----------------------------------
Life insurance:
  1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%                              12%              13%
  1941 Standard Industrial, 2-1/2% - 3-1/2%                                          16               17
  1958 Commissioners Standard Ordinary, 2-1/2% - 6%                                  30               31
  1980 Commissioners Standard Ordinary, 4% - 5-1/2%                                  32               29
  Other, 2% - 6%                                                                      6                6
                                                                              -----------------------------------
                                                                                     96               96
Other benefits (including annuities):
   Various, 2-1/2% - 8-1/4%                                                           4                4
                                                                              -----------------------------------
                                                                                    100%             100%
                                                                              ===================================


The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2006 and 2005, reserves of $58.8 million and $66.6 million, respectively, were recorded on inforce amounts of $2,262.6 million and $2,459.3 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the State of Ohio Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

POLICYHOLDERS' DIVIDENDS

The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006 and 2005. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities sold under the agreements as collateral. The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $25.2 million and $31.9 million of mortgage-backed securities that were subject to the agreements at December 31, 2006 and 2005, respectively.

SECURITIES LENDING

The Company loaned $329.1 million and $205.9 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2006 and 2005, respectively. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets. Unrestricted collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral. Restricted collateral is not reflected on the balance sheets as an asset or a liability. The Company had $324.9 million and $173.0 million of unrestricted collateral and $12.6 million and $38.2 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2006 and 2005, respectively.

SEPARATE ACCOUNT

The Company maintains a separate account, which holds all of the Company's pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company's

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

FEDERAL INCOME TAXES

The Company files a consolidated income tax return with its eligible subsidiaries. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement. Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer's fully vested and retiree group.

ACCOUNTING CHANGE

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88). SSAP 88 replaces SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCA's). This statement requires SCA's involved in specified activities where 20% or more of the SCA's revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA's audited GAAP financial statements adjusted for specified GAAP to SAP differences. Investments in SCA's that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA. Upon adoption of SSAP 88, the Company recorded an increase to surplus of $9.7 million.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain prior year amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2006 financial statement presentation.

                 The Western and Southern Life Insurance Company

2. INVESTMENTS

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company's investments in debt securities are summarized as follows:

                                              BOOK/ ADJUSTED   GROSS UNREALIZED   GROSS UNREALIZED
                                              CARRYING VALUE        GAINS              LOSSES          FAIR VALUE
                                            ------------------------------------------------------------------------
                                                                        (in thousands)
 At December 31, 2006:
  U.S. Treasury securities and obligations   $       209,019      $       2,495     $     (858)     $     210,656
    of U.S. government corporation and
    agencies
  Debt securities issued by states of the
    U.S. and political subdivisions of the            89,107                 23           (388)            88,742
    states
  Corporate securities/asset-backed
    securities                                     2,365,783            125,538         (23,107)        2,468,214
  Mortgage-backed securities                         676,707              6,076          (6,293)          676,490
                                            ------------------------------------------------------------------------
Total                                        $     3,340,616      $     134,132     $   (30,646)    $   3,444,102
                                            ========================================================================

 At December 31, 2005:
  U.S. Treasury securities and obligations
    of U.S. government corporation and
    agencies                                 $       225,103      $       4,848     $      (786)    $     229,165
  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                           113,925                266            (152)          114,039
  Corporate securities/asset-backed
    securities                                     2,082,301            161,527         (17,650)        2,226,178
  Mortgage-backed securities
                                                     576,855              8,434          (6,526)          578,763
                                            ------------------------------------------------------------------------
Total                                        $     2,998,184      $     175,075     $   (25,114)    $   3,148,145
                                            ========================================================================



                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

During 2006, the NAIC held discussions regarding the appropriate classification of certain securities on an insurer's balance sheet. These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations. As a result of these discussions, the NAIC required that various securities be reclassified from debt securities to preferred stocks in the balance sheet. During 2006, the Company reclassified 2 securities held at December 31, 2005 with a book value of $11.3 million and a fair value of $11.1 million. The December 31, 2005 balances in these financial statements have not been adjusted to reflect the security reclassifications.

At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $132.7 million and $158.1 million, respectively, and an aggregate fair value of $147.9 million and $171.4 million, respectively. Such holdings amounted to 3.98% and 5.3%, respectively, of the Company's investments in debt securities and 1.46% and 1.9%, respectively, of the Company's total admitted assets as of December 31, 2006 and 2005. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                          UNREALIZED LOSSES LESS THAN OR       UNREALIZED LOSSES GREATER THAN 12
                                                 EQUAL TO 12 MONTHS                          MONTHS
                                        ------------------ ------------------ ------------------ -------------------
                                        UNREALIZED LOSSES     FAIR VALUE      UNREALIZED LOSSES      FAIR VALUE
                                        ------------------ ------------------ ------------------ -------------------
      At December 31, 2006:                                           (in thousands)
  U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies          $         (776)    $       118,683      $         (82)   $          2,920
  Debt securities issued by states of
     the U.S. and political
     subdivisions of the states                    (63)              7,987               (325)              8,250
  Corporate securities/asset-backed
     securities                                (11,278)            506,552            (11,829)            266,218
  Mortgage-backed securities                    (2,634)            282,494             (3,659)            138,551
                                        ------------------ ------------------ ------------------ -------------------
Total                                   $      (14,751)    $       915,716      $     (15,895)   $        415,939
                                        ================== ================== ================== ===================

Preferred stocks                        $       (1,025)    $        50,401      $        (665)   $         13,869
                                        ================== ================== ================== ===================
Common stocks, unaffiliated
                                        $       (8,452)    $        86,747      $            -   $              -
                                        ================== ================== ================== ===================

                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

                                           UNREALIZED LOSSES LESS THAN OR       UNREALIZED LOSSES GREATER THAN 12
                                                  EQUAL TO 12 MONTHS                          MONTHS
                                         ------------------ ------------------ ------------------ ------------------
                                         UNREALIZED LOSSES     FAIR VALUE      UNREALIZED LOSSES     FAIR VALUE
                                         ------------------ ------------------ ------------------ ------------------
At December 31, 2005:                                                 (in thousands)
 U.S. Treasury securities and
    obligation of U.S. government
    corporations and agencies            $         (466)    $     63,689       $        (319)      $     5,245
 Debt securities issued by states of
    the U.S. and political
    subdivisions of the states                     (152)             8,423                 -                 -
 Corporate securities/asset-backed
    securities                                  (15,832)           627,210            (1,819)           32,293
 Mortgage-backed securities                      (5,574)           288,056              (952)           21,484
                                         ------------------ ------------------ ------------------ ------------------
Total                                    $      (22,024)    $      987,378     $      (3,090)      $    59,022
                                         ================== ================== ================== ==================

Preferred stocks                         $         (334)    $       13,488     $           -                 -
                                         ================== ================== ================== ==================
Common stocks, unaffiliated              $    (19,144)      $      192,524     $           -       $         -
                                         ================== ================== ================== ==================


Investments that are impaired at December 31, 2006 and 2005, for which an other-than- temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 2.69% and 4.13% of the amortized cost of these securities at December 31, 2006 and 2005, respectively. At December 31, 2006, there were a total of 346 securities held that are considered temporarily impaired, 100 of which have been impaired for 12 months or longer. At December 31, 2005 there were a total of 309 securities held that are considered temporarily impaired, 18 of which have been impaired for 12 months or longer.

                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

A summary of the cost or amortized cost and fair value of the Company's debt securities at December 31, 2006, by contractual maturity, is as follows:

                                          COST OR
                                         AMORTIZED
                                           COST                  FAIR VALUE
                                  ----------------------------------------------
                                                  (in thousands)
 Years to maturity:
  One or less                        $      91,910             $      92,004
  After one through five                   305,148                   315,376
  After five through ten                   617,893                   618,037
  After ten                              1,648,958                 1,742,195
  Mortgage-backed securities               676,707                   676,490
                                  ----------------------------------------------
 Total                               $   3,340,616             $   3,444,102
                                  ==============================================

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2006, 2005 and 2004 were $2,477.8 million, $968.6 million, and $741.0 million; gross gains of $20.9 million, $22.7 million, and $14.9 million and gross losses of $20.2 million, $12.0 million, and $13.2 million were realized on these sales in 2006, 2005 and 2004, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

                                                             2006                 2005                   2004
                                                      ----------------------------------------------------------------
                                                                              (in thousands)
Realized capital gains (losses)                       $         115,425   $           35,773     $          126,008
Less amount transferred to IMR (net of
   related  taxes  (benefits)  of  ($3,496) in 2006,
   $3,698 in 2005, and $45 in 2004)                              (6,493)               6,867                     83
Less federal income tax expense
   (benefit) of realized capital gains
                                                                 32,808                9,761                 10,709
                                                      ------------------- ---------------------- ---------------------
Net realized capital gains (losses)                   $         89,110    $            19,145    $          115,216
                                                      =================== ====================== =====================


                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

Unrealized gains and losses on investments in common stocks and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

                                                                GROSS              GROSS
                                                              UNREALIZED         UNREALIZED
                                              COST              GAINS              LOSSES           FAIR VALUE
                                       -----------------------------------------------------------------------------
                                                                      (in thousands)
At December 31, 2006:
    Preferred stocks                   $          165,692       $      2,748    $      (1,690)   $       166,750
                                       =============================================================================


    Common stocks, unaffiliated        $          870,471       $  1,547,079    $      (8,453)   $     2,409,097
    Common stocks of subsidiaries
      and affiliates                              952,078            495,784          (74,858)         1,373,004
                                       -----------------------------------------------------------------------------
                                       $        1,822,549       $  2,042,863    $     (83,311)   $     3,782,101
                                       =============================================================================

At December 31, 2005:
    Preferred stocks                   $          112,694       $        413    $        (333)   $        112,774
                                       =============================================================================

    Common stocks, unaffiliated        $          739,358       $  1,324,847    $     (19,144)   $      2,045,061
    Common stocks of subsidiaries
      and affiliates                              940,038            329,843          (93,124)          1,176,757
                                       -----------------------------------------------------------------------------
                                       $        1,679,396       $  1,654,690    $    (112,268)   $      3,221,818
                                       =============================================================================


Proceeds from the sales of investments in equity securities during 2006, 2005 and 2004 were $550.3 million, $224.1 million, and $256.5 million; gross gains of $81.7 million, $34.9, and $48.8 million and gross losses of $18.4 million, $12.2 million, and $16.1 million were realized on these sales in 2006, 2005 and 2004, respectively.

                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

Net investment income consisted of the following for the years ended December
31:

                                                                      2006             2005              2004
                                                                ----------------- ---------------- -----------------
                                                                                  (in thousands)

 Debt securities                                                $       180,924   $       170,251  $    178,644
 Equity securities                                                       74,363            88,149           59,291
 Mortgage loans                                                           6,012            10,030           10,333
 Real estate                                                             22,848            27,374           27,284
 Policy loans                                                            10,168             9,995           10,163
 Cash, cash equivalents and short-term investments                       11,182            15,898            6,179
 Other invested assets                                                   48,521            50,473           48,798
 Other                                                                   21,836               760              852
                                                                ----------------- ---------------- -----------------
Gross investment income                                                 375,854           372,930          341,544
Investment expenses                                                      26,516            27,737           27,538
                                                                ----------------- ---------------- -----------------
Net investment income                                           $       349,338   $       345,193  $       314,006
                                                                ================= ================ =================


The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2006, 44.0% of such mortgages ($24.8 million) involved properties located in Ohio and Florida. Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $14.9 million. During 2006, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2006, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2006, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2006 were $94.9 million; gross gains of $50.4 million were realized on those sales. No gross losses where realized on the sales of real estate in 2006. There were no directly owned properties sold in 2005. Proceeds from the sales of real estate during 2004 were $29.2 million; gross gains of $3.2 million were realized on those sales. No gross losses where realized on the sales of real estate in 2004.

                 The Western and Southern Life Insurance Company

3.  FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

The carrying amounts and fair values of the Company's significant financial instruments follow.

                                                      DECEMBER 31, 2006                  DECEMBER 31, 2005
                                           -----------------------------------------------------------------------
                                                 CARRYING           FAIR            CARRYING           FAIR
                                                  AMOUNT            VALUE            AMOUNT            VALUE
                                           -----------------------------------------------------------------------
                                                                        (in thousands)
    Assets:
    Debt securities                        $  3,340,616     $     3,444,102     $   2,998,184     $   3,148,145
    Preferred stocks                            165,692             166,750           112,694           112,774
    Non-affiliated common stocks                870,471           2,409,097           739,358         2,045,061
    Mortgage loans                               56,300              58,000            76,891           133,400
    Policy loans                                158,874             158,874           158,319           158,319
    Cash and short-term investments             178,718             178,718           140,778           140,778


                 The Western and Southern Life Insurance Company

4.   RELATED PARTY TRANSACTIONS

Intercompany fees for management services to Western-Southern Life Assurance Company and Columbus Life Insurance Company (Columbus Life), both wholly owned subsidiaries, included in net income of the Company were $57.3 million, $56.3, and $57.6 million, and $6.2 million, $6.6 million, and $6.5 million in 2006, 2005, and 2004, respectively.

The Company received payments of principal and interest under mortgage financing arrangements in the amount of $26.5 million, $49.4, and $33.5 million in 2006, 2005, and 2004, respectively, on behalf of certain partnerships in which the Company has an equity interest. The principal balance of the mortgage financing arrangements was $173.7 million and $191.3 million at December 31, 2006 and 2005, respectively.

At December 31, 2006 and 2005, the Company had $173.1 million and $150.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

In 2006, 2005, and 2004, respectively, the Company received dividends of $6.8 million, $4.0 million, and $4.6 million from various Touchstone Funds. In 2005, the Company received a dividend of $25.0 million from Columbus Life and a dividend of $1.1 million from Fort Washington Investment Advisors. No other dividends were received in 2004.

At December 31, 2006, the Company had a promissory note receivable for $4.8 million bearing interest at 6.0% outstanding from Fort Washington Investment Advisors, a wholly-owed subsidiary. The note receivable is classified as a debt security on the balance sheet and has a maturity date of December 31, 2011. Interest income from this note during 2006 was $0.4 million. The promissory note was issued in 2006.

At December 31, 2006 and 2005, the Company had promissory notes receivable for $7.1 million and $9.9 million, respectively, bearing interest at 7.0% outstanding from IFS Financial Services, a wholly-owned subsidiary. These notes are classified as debt securities on the balance sheets and have maturity dates of December 31, 2011. In 2006, IFS Financial Services paid-in full one of the promissory notes in the amount of $2.8 million. During 2006, 2005 and 2004 interest income recorded from the notes was $0.7 million, $0.7 million and $0.7 million, respectively.

At December 31, 2005, the Company had a promissory note receivable for $2.0 million bearing interest at 7.0% outstanding from Touchstone Advisors, an indirect wholly-owned subsidiary. The note receivable is classified as a debt security on the balance sheet. In 2006, the promissory note was paid off in full. During 2006, 2005 and 2004 interest income from the notes was $0.1 million, $0.1 million and $0.1 million, respectively.

                 The Western and Southern Life Insurance Company

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company participated in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in "other invested assets" on the balance sheets, was $33.7 million at December 31, 2005. The Company did not participate in a short-term investment pool with its affiliates at December 31, 2006.

In 2006, the Company made a cash capital contribution of $3.0 million to Fort Washington Savings Company and $0.15 million to Westad, both wholly-owned subsidiaries. The Company paid no capital contributions in 2005. The Company paid capital contributions, in the form of cash, to its subsidiary, Integrity Life Insurance Company, of $100 million during 2004.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has two modified coinsurance agreements with its subsidiary, Western-Southern Life Assurance Company, whereby the Company assumes certain universal life business issued by its subsidiary prior to 2004. Under the terms of the agreements, the subsidiary retains the reserves and the related assets of this business. The Company records, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

The Company also has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $756.7 million and $783.6 million at December 31, 2006 and 2005, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company. This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $22.5 million and $23.3 million at December 31, 2006 and 2005, respectively.

                 The Western and Southern Life Insurance Company

5. REINSURANCE (CONTINUED)

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from non-affiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $0.9 million at December 31, 2006.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

                                                      2006                    2005                    2004
                                             -----------------------------------------------------------------------
                                                                         (in thousands)
Direct premiums                                   $   297,287               $   298,083               $ 296,081
Assumed premiums
      Affiliated                                       94,808                   105,474                  97,853
      Non-affiliates                                        -                         -                       -
  Ceded premiums
      Affiliates                                            -                         -                       -
      Non-affiliates                                   (9,750)                   (9,171)                 (8,584)
                                             ---------------------- -------------------------- ---------------------
    Net premiums                                  $   382,345               $   394,386               $ 385,350
                                             ====================== ========================== =====================


The Company's ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

                                                            2006                  2005                 2004
                                                    ----------------------------------------------------------------
                                                                            (in thousands)
Benefits paid or provided
   Non-affiliates                                      $      2,044          $      5,189          $      1,724
Policy and contract liabilities
   Affiliated                                               750,276               776,552               797,365
   Non-affiliates                                             7,609                 7,794                 7,968


During 2006, 2005, and 2004, the Company did not write off any reinsurance balances as a charge to operations.

                 The Western and Southern Life Insurance Company

5. REINSURANCE (CONTINUED)

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2006, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

The reduction in capital and surplus at December 31, 2006 if all reinsurance agreements were cancelled is $86.4 million.

6. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due from the subsidiaries for federal income taxes were $12.6 million and $5.9 million at December 31, 2006 and 2005, respectively.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2006 in the event of future net losses is $57.9 million, $30.5 million, and $27.3 million from 2006, 2005, and 2004, respectively.

The change in net deferred income taxes is comprised of the following:

                                                                 DECEMBER 31
                                                           2006                 2005                CHANGE
                                                   -----------------------------------------------------------------
                                                                            (in thousands)
Total deferred tax assets                          $        256,109     $       247,494     $         8,615
Total deferred tax liabilities                             (678,758)           (595,404)            (83,354)
                                                   -----------------------------------------------------------------
Net deferred tax asset (liability)                 $       (422,649)    $      (347,910)            (74,739)
                                                   =========================================
Tax effect of unrealized gains (losses)                                                              89,297
                                                                                            ------------------------
Change in net deferred income taxes                                                         $        14,558
                                                                                            ========================


                 The Western and Southern Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

Current income taxes incurred for the years ended December 31 consist of the following major components:

                                                                   2006               2005               2004
                                                             -------------------------------------------------------
                                                                                 (in thousands)
Federal income tax expense on operating income                  $     25,484      $     21,899        $     18,206
Federal income tax expense on capital gains                           32,808             9,761              10,709
Tax credits                                                             (392)           (1,171)             (1,614)
Prior year over (under) accrual                                        7,186            (1,466)                713
                                                             -------------------------------------------------------
Current income taxes incurred                                   $     65,086      $     29,023        $     28,014
                                                             =======================================================


The main components of the deferred tax amounts at December 31 are as follows:

                                                                                2006                    2005
                                                                        ------------------------------------------
Deferred tax assets:                                                                 (in thousands)
  Reserves                                                                   $        92,543         $     96,026
  Deferred acquisition costs                                                          46,224               46,973
  Benefit for employees and agents                                                   106,315               94,421
  Other                                                                               11,027               10,074
                                                                        ------------------------------------------
Total deferred tax assets                                                            256,109              247,494

   Nonadmitted deferred tax assets                                                         -                    -
                                                                        ------------------------------------------
Admitted deferred tax assets                                                         256,109              247,494

Deferred tax liabilities:
  Stocks/debt securities                                                             608,969              518,575
  Other invested assets                                                               39,978               40,520
  Other                                                                               29,811               36,309
                                                                        ------------------------------------------
Total deferred tax liabilities                                                       678,758              595,404
                                                                        ------------------------------------------
Net admitted deferred income tax liabilities                                 $     (422,649)         $   (347,910)
                                                                        ==========================================


                 The Western and Southern Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

                                         2006                              2005                            2004
                             --------------------------------------------------------------------------------------------
                                    AMOUNT       TAX EFFECT       AMOUNT         TAX EFFECT         AMOUNT     TAX EFFECT
                             --------------------------------------------------------------------------------------------
                                                                  (in thousands)
Gain from operations
before                          $     97,216    $    34,026    $   144,125        $   50,444      $  84,321  $    29,512
  federal income tax
expense
Book over tax reserves                  (461)          (162)        (6,545)           (2,291)        (1,576)        (552)
Net deferred acquisition
   cost adjustment                    (2,226)          (779)        (1,254)             (439)        (1,827)        (640)
IMR amortization                      (8,777)        (3,072)       (10,431)           (3,651)       (11,463)      (4,012)
Depreciation                            (708)          (248)           207                72         (4,552)      (1,593)
Change in dividend liability          (9,948)        (3,481)          (267)              (93)        (3,197)      (1,119)
Accrued market discount                  413            145         (1,639)             (574)        (7,103)      (2,486)
Dividends received
     deduction                       (28,754)       (10,064)       (51,707)          (18,097)       (25,349)      (8,872)
Pension                                5,008          1,753         (3,382)           (1,184)       (11,663)      (4,082)
Non qualified deferred
  compensation                         6,623          2,318          5,819             2,037          5,549        1,942
Change in litigation reserve          (2,899)        (1,015)       (15,093)           (5,283)        20,769        7,269
Post retirement benefits              14,474          5,066          3,514             1,230         12,169        4,259
Other                                  2,851            997           (779)             (272)        (4,058)      (1,420)
                             -------------------------------------------------------------------------------------------
Taxable income                  $     72,812    $    25,484   $     62,568       $    21,899      $  52,020  $    18,206
                             ===========================================================================================


7. REGULATORY MATTERS

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2006 and 2005, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2007, the Company has $336.8 million available for payment of dividends based on capital and surplus of $3,512.1 million at December 31, 2006 less dividends paid in 2006 of $14.4 million.

                 The Western and Southern Life Insurance Company

8.  COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company's financial position or results of operations.

At December 31, 2006, the Company does not have any material lease agreements for office space or equipment.

9.  ANNUITY RESERVES AND DEPOSIT-TYPE CONTRACT LIABILITIES

At December 31, 2006, the Company's annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                    AMOUNT             PERCENT
                                                                             --------------------- -----------------
                                                                                (in thousands)
At book value without adjustment (with minimal or no
   charge or adjustment)                                                     $          445,241              34.6 %
Not subject to discretionary withdrawal
                                                                                        843,348              65.4
                                                                             --------------------- -----------------
Total annuity reserves and deposit fund liabilities - before                         1,288,589              100.0 %
   reinsurance                                                                                     =================
Less reinsurance ceded                                                                 197,900
                                                                             ---------------------
Net annuity reserves and deposit fund liabilities                            $       1,090,689
                                                                             =====================


Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives. In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.

Substantially all of the Company's employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

                                                       PENSION BENEFITS               POST RETIREMENT MEDICAL
                                               ---------------- ---------------- ----------------- -----------------
                                                    2006             2005              2006              2005
                                               ---------------- ---------------- ----------------- -----------------
                                                                          (in thousands)
CHANGE IN BENEFIT OBLIGATION:
     Benefit obligation at beginning of year       $   660,058      $   571,042       $   231,706      $   247,965

     Service cost                                       15,686           13,406            11,209            10,487
     Interest cost                                      37,638           34,993            13,471            12,552
     Contribution by plan participants                       -                -             1,931             1,819
     Actuarial (gain) loss                             (7,798)           43,580             (341)          (28,308)
     Benefits paid                                    (38,333)         (36,754)          (12,798)          (12,809)
     Plan amendments                                         -                -          (22,264)                 -
     Business combination                                    -           33,791                -                  -
                                               ---------------- ---------------- ----------------- -----------------
     Benefit obligation at end of year             $   667,251      $   660,058      $   222,914       $    231,706
                                               ================ ================ ================= =================

CHANGE IN PLAN ASSETS:
     Fair value of plan assets at beginning of
        year                                       $   792,361      $   779,681      $         -       $          -
     Actual return on plan assets
                                                        87,227           25,452                -                  -
     Employer contribution
                                                             -                -            10,867            10,990
     Plan participants' contributions
                                                             -                -             1,931             1,819
     Benefits paid                                     (38,333)         (36,754)          (12,798)          (12,809)
     Business combination                                    -           23,983                 -                 -
                                               ---------------- ---------------- ----------------- -----------------
     Fair value of plan assets at end of year      $   841,255      $   792,362      $          -      $          -
                                               ================ ================ ================= =================

FUNDED STATUS:
     (Unfunded)/overfunded obligation              $   174,004      $   132,304      $   (222,914)     $   (231,706)
     Unamortized prior service cost                     13,989              569           (38,746)          (17,963)
     Remaining net obligation or net asset                   -            3,096                 -                 -
     Unrecognized net (gain) or loss                   349,509          411,700            46,020            48,503
                                               ---------------- ---------------- ----------------- -----------------
     Prepaid assets* (accrued liabilities)         $   537,502      $   547,669      $   (215,640)     $   (201,166)
                                               ================ ================ ================= =================

ACCUMULATED BENEFIT OBLIGATION FOR VESTED
EMPLOYEES AND PARTIALLY VESTED EMPLOYEES TO
THE EXTENT VESTED                                  $   584,933      $   542,616      $    222,914      $    231,706

BENEFIT OBLIGATION FOR NON-VESTED EMPLOYEES:
     Projected pension obligation                  $     5,754      $     7,797      $          -      $          -
     Accumulated benefit obligation                $     3,424      $     4,458      $          -      $          -


                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS (CONTINUED)

COMPONENTS OF NET PERIODIC BENEFIT COST:                                PENSION BENEFITS
                                                             2006             2005              2004
     Service cost                                            $   15,686       $   13,406        $   11,316
     Interest cost                                               37,638           34,993            33,560
     Expected return on plan assets
                                                                (71,131)         (71,083)          (72,528)
     Amount of recognized gains and losses
                                                                 26,410           17,473             9,428
     Amount of prior service cost recognized
                                                                  1,565               31                31
                                                       ----------------- ---------------- -----------------
     Total net periodic benefit cost
               (benefit)                                     $   10,168      $    (5,180)       $  (18,193)
                                                       ================= ================ =================

COMPONENTS OF NET PERIODIC BENEFIT COST:                             POST RETIREMENT MEDICAL
                                                             2006             2005              2004
     Service cost                                            $   11,209      $    10,487        $    8,731
     Interest cost                                               13,471           12,552            13,143
     Expected return on plan assets
                                                                      -                -                 -
     Amount of recognized gains and losses
                                                                  2,142            1,161             2,160
     Amount of prior service cost recognized                     (1,481)          (1,481)           (1,480)
                                                       ----------------- ---------------- -----------------
     Total net periodic benefit cost
               (benefit)                                     $   25,341      $    22,719        $   22,554
                                                       ================= ================ =================


Weighted-average assumptions used to determine net periodic benefit cost as of December 31:

                                                     PENSION BENEFITS            POST RETIREMENT MEDICAL
                                                    2006           2005            2006           2005
                                               --------------- -------------- --------------- --------------

     Weighted average discount rate                5.75%           6.25%          5.75%           6.25%
     Rate of compensation increase                 4.60%           4.60%          4.60%           4.60%
     Expected long-term rate of return on
     plan                                          8.50%           8.50%           N/A             N/A
        assets

Weighted-average assumptions used to determine net periodic benefit obligation as of December 31:

                                                     PENSION BENEFITS            POST RETIREMENT MEDICAL
                                                    2006           2005            2006           2005
                                               --------------- -------------- --------------- --------------

        Weighted average discount rate             6.00%           5.75%          6.00%           5.75%
        Rate of compensation increase              4.60%           4.60%          4.60%           4.60%


* Indicates non-admitted

                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS (CONTINUED)

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan's target asset allocation to determine the weighted-average long-term return. The Company's long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2006 and 2005, and the target allocation for 2007 by asset category, are as follows:

                                                             TOTAL ALLOCATION
                                                                PERCENTAGE           PERCENTAGE OF PLAN ASSETS
                                                             ------------------ ------------------ -----------------
                                                                   2007               2006               2005
                                                             ------------------ ------------------ -----------------
Asset category:
   Equity securities                                                55%                65%                57%
   Fixed income securities                                          40                 27                 39
   Other                                                             5                  8                  4
                                                             ------------------ ------------------ -----------------
Total
                                                                   100%               100%               100%
                                                             ================== ================== =================


The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006. The rate was assumed to decrease gradually to 4.75% for 2012 and remain at that level thereafter.

                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS (CONTINUED)

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2006 by $23.2 million and $(19.9) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2006 by $3.2 million and $(2.7) million, respectively.

The Company paid gross benefits to the post-retirement medical plan of $12.1 million in 2006 and expects to pay $203.3 million in 2007 and beyond. The Company received $1.2 million of subsidies in 2006 and expects to receive $22.2 million of subsidies in 2007 and beyond related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2006, and 2005, the pension plan had $77.3 million and $44.2 million, respectively, invested in Touchstone Funds, mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2006, future benefit payments for the pension plan are expected as follows:

                                         (in millions)
                                         -------------
                                  2007:   $37.2
                                  2008:    37.9
                                  2009:    38.5
                                  2010:    39.3
                                  2011:    40.2
                 Five Years Thereafter:   229.9

Future benefit payments for the post-retirement healthcare and life insurance benefits plan are expected as follows:

                                         (in millions)
                                         -------------
                                  2007:   $19.1
                                  2008:    20.1
                                  2009:    20.9
                                  2010:    21.7
                                  2011:    22.5
                 Five Years Thereafter:   118.3

                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS (CONTINUED)

The Company does not expect to make contributions to the pension plan during 2007. The Company expects to contribute approximately $19.1 million during 2007 to its post-retirement healthcare and life insurance benefits plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company's contributions to the plan are based on a combination of the employee's contributions to the plan and a percentage of the employee's earnings for the year. Total Company contributions to the defined contribution plan were $1.2 million, $1.2 million, and $1.2 million for 2006, 2005 and 2004, respectively.

11. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2006 were as follows:

                                            GROSS              NET OF LOADING
                                    --------------------------------------------
                                                   (in thousands)

Ordinary new business                      $ 11,570               $    877
Ordinary renewal                             80,555                 59,061
Accident and health renewal                     296                    146
Assumed investment type contracts               515                    515
                                    ----------------------- --------------------
Total                                      $ 92,936               $ 60,599
                                    ======================= ====================


Financial Statement Schedules (Statutory-Basis)

                 FINANCIAL STATEMENT SCHEDULES (STATUTORY-BASIS)

                 The Western and Southern Life Insurance Company

       Summary of Investments - Other Than Investments in Related Parties
                                 (in thousands)

                                December 31, 2006

SCHEDULE I
                                                                                                   AMOUNT AT WHICH SHOWN
TYPE OF INVESTMENT                                        COST (1)              MARKET VALUE        IN THE BALANCE SHEET
------------------------------------------------------------------------------------------------------------------------
Debt Securities
Bonds:
United States government and government agencies
and authorities                                              $  226,262               $ 229,168             $   226,262
States, municipalities and political subdivisions               243,611                 243,917                 243,611
Foreign governments                                                   -                       -                       -
Public utilities                                                444,732                 471,395                 444,732
All other corporate bonds                                     2,414,060               2,483,681               2,414,060
Preferred stocks                                                164,185                 163,439                 164,185
                                                      ------------------     -------------------    --------------------
Total fixed maturities                                        3,492,850               3,591,600               3,492,850

EQUITY SECURITIES
Common stocks:
Public utilities                                                  2,123                   3,308                   3,308
Banks, trust and insurance                                      252,658               1,541,654               1,541,654
Industrial, miscellaneous and all other                         615,690                 864,135                 864,135
                                                      ------------------     -------------------    --------------------
Total equity securities                                         870,471               2,409,097               2,409,097

Mortgage loans on real estate                                    56,300                                          56,300
Real estate                                                      84,145                                          84,145
Policy loans                                                    158,874                                         158,874
Other long-term investments                                      39,668                                          39,668
Cash, cash equivalents and short-term investments               178,718                                         178,718
                                                      ------------------                            --------------------
Total investments                                           $ 4,881,026                                     $ 6,419,652
                                                      ==================                            ====================


(1) Origianl cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

                 The Western and Southern Life Insurance Company

                       Supplementary Insurance Information
                                 (in thousands)

SCHEDULE III

                                                                                          Benefits
                                                                                        Claims Losses
                             Future Policy             Policy and                Net         and        Other
                             Benefits and  Unearned     Contract    Premium   Investment  Settlement   Operating  Premiums
                               Expenses    Premiums    Liabilites   Revenue     Income*    Expenses    Expenses*   Written
                              ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006
Individual life               $ 2,427,769        $ -    $ 27,812   $ 340,572  $ 206,440   $ 331,249   $ 96,549
Individual health                 256,046      2,974       3,864      34,444     19,478      38,447     15,874    $ 34,438
Group life and health             111,511          -         527       3,454      1,727       6,124        198           -
Annuity                            16,105          -      14,037       3,883      1,045     190,520      1,375
Corporate and other                     -          -           -           -    120,648           -     44,225
                              ------------ ----------  ---------- ----------- ---------- ----------- ----------
                              $ 2,811,431    $ 2,974    $ 46,240   $ 382,353  $ 349,338   $ 566,340  $ 158,221
                              ============ ==========  ========== =========== ========== =========== ==========

YEAR ENDED DECEMBER 31, 2005
Individual life               $ 2,404,159        $ -    $ 30,850   $ 341,779  $ 168,697   $ 341,347   $ 92,060
Individual health                 238,917      3,056       4,567      35,226     14,148      26,733     14,812    $ 35,333
Group life and health             108,961          -         790       4,102      2,995       8,635        201           -
Annuity                            16,512          -      14,521      13,367      4,451     157,973      1,126
Corporate and other                     -          -           -           -    154,902           -     36,097
                              ------------ ----------  ---------- ----------- ---------- ----------- ----------
                              $ 2,768,549    $ 3,056    $ 50,728   $ 394,474  $ 345,193   $ 534,688  $ 144,296
                              ============ ==========  ========== =========== ========== =========== ==========

YEAR ENDED DECEMBER 31, 2004
Individual life               $ 2,373,958        $ -    $ 27,020   $ 337,679  $ 190,048   $ 331,402  $ 110,602
Individual health                 235,336      3,048       5,079      35,034     13,600      37,335     16,044    $ 35,436
Group life and health             105,586          -         304       3,781      1,034       6,627        170           -
Annuity                            18,288          -      10,923       8,942      7,898     146,690      1,056
Corporate and other                     -          -           -           -    101,426           -     11,311
                              ------------ ----------  ---------- ----------- ---------- ----------- ----------
                              $ 2,733,168    $ 3,048    $ 43,326   $ 385,436  $ 314,006   $ 522,054  $ 139,183
                              ============ ==========  ========== =========== ========== =========== ==========


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                 The Western and Southern Life Insurance Company

                                   Reinsurance
                                 (in thousands)

SCHEDULE IV

                                                                         ASSUMED FROM                    PERCENTAGE OF
                                                           CEDED TO          OTHER           NET         AMOUNT ASSUMED
                                        GROSS AMOUNT    OTHER COMPANIES    COMPANIES        AMOUNT           TO NET
                                      --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006
Life insurance in force                  $ 17,912,837     $ 3,454,695     $ 15,309,216     $ 29,767,358           51%
                                      ================  ==============  ===============  ===============  ============
Premiums:
Individual life                          $    254,180     $     4,839     $     91,230     $    340,571           27%
Individual health                              39,356           4,911                -           34,445            0%
Group life and health                           3,454               -                -            3,454            0%
Annuity                                           305               -            3,578            3,883           92%
                                      ----------------  --------------  ---------------  ---------------  ------------
                                         $    297,295     $     9,750     $     94,808     $    382,353           25%
                                      ================  ==============  ===============  ===============  ============
YEAR ENDED DECEMBER 31, 2005
Life insurance in force                  $ 18,002,796     $ 3,652,179     $ 16,088,508     $ 30,439,125           53%
                                      ================  ==============  ===============  ===============  ============
Premiums:
Individual life                          $    254,254     $     4,802     $     92,327     $    341,779           27%
Individual health                              39,595           4,369                -           35,226            0%
Group life and health                           4,102               -                -            4,102            0%
Annuity                                           220               -           13,147           13,367           98%
                                      ----------------  --------------  ---------------  ---------------  ============
                                         $    298,171     $     9,171     $    105,474     $    394,474           27%
                                      ================  ==============  ===============  ===============  ============
YEAR ENDED DECEMBER 31, 2004
Life insurance in force                  $ 18,108,547     $ 3,685,480     $ 17,157,206     $ 31,580,273           54%
                                      ================  ==============  ===============  ===============  ============
Premiums:
Individual life                          $    253,416     $     4,868     $     89,131     $    337,679           26%
Individual health                              38,750           3,716                -           35,034            0%
Group life and health                           3,781               -                -            3,781            0%
Annuity                                           220               -            8,722            8,942           98%
                                      ----------------  --------------  ---------------  ---------------  ------------
                                         $    296,167     $     8,584     $     97,853     $    385,436           25%
                                      ================  ==============  ===============  ===============  ============


NAT Sep Acct I                                                     February 2008

                           PART C - OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:

Financial Statements included in Part A: Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account I:
     Report of Independent Registered Public Accounting Firm
     Statements of Assets and Liabilities as of December 31, 2006
     Statements of Operations for the Year Ended December 31, 2006
     Statements of Changes in Net Assets for the Years Ended December 31, 2006 and 2005
     Notes to Financial Statements


     Stub-period financial statements through September 30, 2007


National Integrity Life Insurance Company (Depositor):
     Report of Independent Registered Public Accounting Firm
     Balance Sheets (Statutory-Basis) as of December 31, 2006 and 2005 Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004
     Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004
     Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004
     Notes to Financial Statements (Statutory-Basis)


     Stub-period financial statements through September 30, 2007


The Western and Southern Life Insurance Company (Guarantor):
     Report of Independent Registered Public Accounting Firm
     Balance Sheets (Statutory-Basis) as of December 31, 2006 and 2005 Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004
     Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004
     Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004
     Notes to Financial Statements (Statutory-Basis)


     Stub-period financial statements through September 30, 2007


(b)  Exhibits:

1. Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed on July 19, 2006.

2.   Not applicable.

3.

     a. Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

     b. Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

4.

NAT Sep Acct I                                                     February 2008


     a. Form of variable annuity contract. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

     b. Form of Guaranteed Minimum Accumulation Benefit Rider. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

     c. Form of Guaranteed Minimum Withdrawal Benefit Rider. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.


     d. Form of Individual Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

     e. Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.


5. Form of application. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

6.

     a. Certificate of Incorporation of National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

     b. By-Laws of National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No.9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

7. Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference from Registrant's Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed on May 1, 1996.

8.

     a. Form of Participation Agreement among Variable Insurance Products Fund, Fidelity Distribution Corporation and National Integrity. Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 033-56658) filed on May 1, 1997.

     b. Form of Participation Agreement between JPM Series Trust II and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 033-51126), filed on April 26, 1999.


     c. Form of Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors LLC and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

     d. Form of Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

     e. Form of Services Agreement between Pacific Investment Management Company LLC and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

     f. Form of Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

     g. Form of Services Agreement between Rydex Distributors, Inc. and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

     h. Form of Administrative Services Agreement between PADCO Advisors II and National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.


     i. Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant's Post Effective Amendment no. 17 to registration statement on Form N-4 (File No. 033-56658) filed October 15, 2001.

     j. Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003, amended May 4, 2004. Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to

NAT Sep Acct I                                                     February 2008


          registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

     k. Form of Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated October 2, 1997. Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

     l. Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., Morgan Stanley Investment Management, Inc. and National Integrity, dated January 2, 2003 . Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892) filed April 21, 2006.

     m. Form of Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated January 2, 2003. Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

9. Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.  Consent of Independent Registered Public Accounting Firm. Filed herewith.

11.  Not applicable.

12.  Not applicable.

13. Powers of Attorney of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC). Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

14. Guarantee from WSLIC to the policy holders of National Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.
15.  Cover letter, filed herewith.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:
John F. Barrett                  Director, Chairman of the Board
Edward J. Babbitt                Director, Secretary
Jill T. McGruder(1)              Director, President and CEO
John R. Lindholm(2)              Director
Robert L. Walker                 Director
William J. Williams              Director
Donald J. Wuebbling              Director
Daniel J. Downing(4)             Director, Vice President
Dale Patrick Hennie(5)           Director
Eric C. Fast(6)                  Director
Cameron F. MacRae III(7)         Director
Newton Phelps Stokes Merrill(8)  Director
George R. Bunn Jr.(9)            Director

Officers:
John F. Barrett                  Director, Chairman of the Board
Jill T. McGruder(1)              Director, President and CEO
Nicholas P. Sargen(1)            Senior Vice President and Chief Investment
                                    Officer
Edward J. Haines(1)              Senior Vice President
Kevin L. Howard                  Senior Vice President, General Counsel
Constance M. Maccarone           Senior Vice President
Nora E. Moushey                  Senior Vice President and Chief Actuary
John P. Ciprio(4)                Vice President
Daniel  J. Downing(4)            Vice President
Maureen Firestone                Vice President
Michael F. Furgiuele(3)          Vice President

Daniel W. Harris                 Vice President

NAT Sep Acct I                                                     February 2008



D. Todd Henderson                Vice President and Chief Risk Officer


Bradley J. Hunkler               Vice President, Controller
Phillip E. King                  Vice President, Auditor
Paul M. Kruth(1)                 Vice President
Gerald Rusnak                    Vice President
Denise L. Sparks                 Vice President
Richard K. Taulbee               Vice President, Taxes
James J. Vance(1)                Vice President, Treasurer
Patricia J. Wilson(1)            Vice President, Compliance

Donald P. Myers                  Assistant Vice President
Andrew P. Shull                  Assistant Vice President
John A. Tak                      Assistant Vice President
Gerald J. Ulland                 Assistant Vice President

M. Lisa Cooper                   Product Compliance Officer
Michael W. Collier               Manager, New Business
David L. DiMartino               Managing Actuary
Edward J. Babbitt                Secretary
Thomas M. Barth                  Assistant Treasurer
Douglas B. Perry(1)              Assistant Treasurer

Cheryl J. Stotts                 Assistant Treasurer

Timothy D. Speed                 Assistant Treasurer
Sharon Cummings(1)               Licensing Officer
Brenda L. Feige(1)               Manager, Licensing

Cynthia A. Lyons                 Manager, Annuity Operations


* The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
(1)  Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202
(2) Principal Business Address: 3600 Chamberlain Lane, Suite 736, Louisville, KY 40241
(3)  Principal Business Address: 333 Ludlow Street, Stamford, Connecticut 06902
(4)  Principal Business Address: 15 Matthews Street, Goshen, New York 10924
(5)  Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233
(6) Principal Business Address: 100 First Stamford Place, Stamford, Connecticut 06902
(7)  Principal Business Address: 125 West 55th Street, New York, NY 10019
(8) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024
(9) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH NATIONAL INTEGRITY OR REGISTRANT

1. 303 Broadway QCS, LLC; Ohio Limited Liability Company; 100% owned by The Western and Southern Life Insurance Company (WSLIC); ownership and operation of real estate
2. Airport Exchange Hotel Partners; Kentucky General Partnership; 74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc.
     (ERI); ownership and operation of real estate
3. AM Concepts Inc.; Delaware Corporation; 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial services
4. AMLIWS Parkway Limited Partnership; Texas Limited Partnership; 73.75% owned by WSLIC, 1.25% owned by ERI; ownership and operation of real estate
5. AMLIWS Summit Ridge, LLC; Missouri Limited Liability Company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate
6. Buckeye Venture Partners, LLC; Ohio Limited Liability Company; 60% owned by Fort Washington Investment Advisors, Inc. (FWIA) and 40% owned by unrelated third party
7. CAI Holding Company, Inc.; Ohio Corporation; 100% owned by Columbus Life Insurance Company (CLIC); holding company
8. Capital Analysts Agency, Inc.; Ohio Corporation; 99% owned by Capital Analysts Incorporated; general insurance agency
9. Capital Analysts Agency, Inc.; Texas Corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency

NAT Sep Acct I                                                     February 2008


10. Capital Analysts Incorporated; Delaware Corporation; 100% owned by CAI Holding Company, Inc.; securities broker-dealer and registered investment advisor
11. Capital Analysts Insurance Agency, Inc.; Massachusetts Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency
12. Capital Analysts Insurance Agency, Inc.; Alabama Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency
13. Carthage Senior Housing, Ltd.; Ohio Limited Liability Company; 98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI; ownership and operation of real estate
14. Centreport Hotels LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate
15. Centreport Hotel Partners; Texas limited partnership; 74.25% owned by WSLIC; ownership and operation of real estate
16. Cleveland East Hotel, LLC; Ohio Limited Liability Company; 74% owned by WSALD CEH, LLC; 1% owned by ERI; ownership and operation of real estate
17. Columbus Hotel Partners; Ohio General Partnership; 74% owned by WS Columbus Homewood GP, LLC; 1% owned by ERI; ownership and operation of real estate
18. Columbus Life Insurance Company; Ohio Corporation; 100% owned by WSLIC; insurance
19. Country Place Associates; Ohio General Partnership; 90% owned by WS Country Place GP, LLC; 10% owned by ERI; ownership and operation of real estate
20. Courtyard Nursing Care, LLC; Ohio Limited Liability Company; 100% owned by WSLAC; ownership and operation of real estate.
21. Dublin Hotel LLC; Ohio Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
22. Eagle Realty Group, LLC; Ohio Limited Liability Company; 100% owned by W&S Operating Holdings, LLC
23. Eagle Realty Investments, Inc. (ERI); Ohio Corporation; 100% owned by Eagle Realty Group, LLC
24. Fort Washington Capital Partners, LLC; Delaware Limited Liability Company; 100% owned by FWIA
25. Fort Washington Investment Advisors, Inc. (FWIA); Ohio Corporation; 100% owned by W&S Operating Holdings, LLC; registered investment adviser
26.  Fort Washington Savings Company; Ohio Corporation; 100% owned by WSLIC
27.  FWPEI GP LLC; Delaware LLC; 100% owned by FWIA
28. IFS Agency, Inc.; Texas Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency
29. IFS Agency Services, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency
30. IFS General Agency, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency.
31. IFS Financial Services, Inc. (IFS); Ohio Corporation; 100% owned by Western-Southern Life Assurance Company (WSLAC); development and marketing of financial products for distribution through financial institutions
32. IFS Fund Distributors, Inc.; Delaware Corporation; 100% owned by IFS; registered broker dealer
33. IFS Insurance Agency, Inc.; Ohio Corporation; 99% owned by IFS; general insurance agency
34. IFS Systems, Inc.; Delaware Corporation; 100% owned by IFS; development, marketing and support of software systems
35. Insurance Profillment Services, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; insurance marketing services
36. Integrated Investment Services, Inc.; Ohio Corporation; 100% owned by IFS; registered transfer agent
37.  Integrity Life Insurance Company (ILIC); Ohio Corporation; 100% owned by
     WSLIC
38. IR Mall Associates, Ltd.; Florida limited partnership; 49.50% owned by WSLIC; ownership and operation of real estate
39. IR Mall Company, L.C.; Florida Limited Liability Company; 50% owned by ERI; ownership and operation of real estate
40. The Lafayette Life Insurance Company; Indiana Corporation; 100% owned by Western & Southern Financial Group, Inc. (WSFG)
41. LaFrontera Hotel LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate
42. LaFrontera Lodging Partners LP; Texas limited Partnership; 74.25% owned by W&S Real Estate Holdings, LLC;

NAT Sep Acct I                                                     February 2008


     ownership and operation of real estate
43. Lookout Corporate Center, Ohio Joint Venture; 50% owned by WS Lookout GP, LLC; ownership and operation of real estate
44. Mission Club Apartments General Partnership; Florida General Partnership; 95.5% owned by WSLIC, 4.5% owned by ERI; ownership and operation of real estate
45. North Pittsburgh Hotel LLC; Pennsylvania Limited Liability Company; 74% owned by WSALD NPH, LLC; 1% owned by ERI; ownership and operation of real estate
46. Northeast Cincinnati Hotel LLC; Ohio Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate.
47. OTR Housing Associates, L.P.; Ohio Limited Partnership; 98% owned by WSLIC; 1% owned by ERI; ownership and operation of real estate
48. OTR Redevelopment Group, LLC; Ohio Limited Liability Company; 100% owned by OTR Walnut Housing, Ltd.
49. OTR Transitional Housing, L.P.; Ohio Limited Partnership; 99% owned by WSLIC; ownership and operation of real estate
50. OTR-Walnut Housing, Ltd.; Ohio Limited Liability Company; 100% owned by ERI; ownership and operation of real estate
51. Queen City Development I, LLC; Ohio Limited Liability Company; 100% owned by Eagle Realty Group, LLC; operation of real estate
52. Race Street Development, Ltd.; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC ; ownership and operation of real estate
53. Seasons Health Care Limited Partnership; Ohio Limited Partnership; 90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC; ownership and operation of real estate
54.  ServerVault Corp.; Delaware Corporation; 50% owned by WSLIC
55. Sixth and Race Development, LLC; Ohio Limited Liability Company; 71% owned by Race Street Development, Ltd., 25% owned by ERI; ownership and operation of real estate
56. Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
57. Todd Investment Advisors, Inc.; Kentucky Corporation; 100% owned by FWIA; registered investment adviser
58. Touchstone Advisors, Inc.; Ohio Corporation; 100% owned by IFS; registered investment adviser
59. Touchstone Securities, Inc.; Nebraska Corporation; 100% owned by WSLAC; securities broker-dealer
60. Tri-State Ventures, LLC; Delaware Limited Liability Company; 100% owned by FWIA
61. Tri-State Ventures II, LLC; Delaware Limited Liability Company; 100% owned by FWIA
62. Union Centre Hotel LLC; Ohio Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
63. Vinings Trace LLC; Indiana Limited Liability Company; 99% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
64. Vulcan Hotel LLC; Alabama Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
65. W&S Brokerage Services, Inc.; Ohio Corporation; 100% owned by WSLAC; investment advisor and broker dealer
66. W&S Financial Group Distributors Inc.; Ohio Corporation; 100% owned by IFS; general insurance agency
67. W&S Operating Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of operating entities
68. W&S Real Estate Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of real estate entities
69. WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book selling and publishing
70. West-Whi Columbus NW Partners; Ohio General Partnership; 74% owned by WS Columbus Northwest GP, LLC; 1% owned by ERI; ownership and operation of real estate
71. Western & Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency
72. Western & Southern Agency Services, Inc.; Pennsylvania Corporation; 100% owned by WSLIC; general insurance agency.
73. Western-Southern Life Assurance Company (WSLAC); Ohio Corporation; 100% owned by WSLIC
74. The Western and Southern Life Insurance Company (WSLIC); Ohio Corporation; 100% owned by WSFG
75. Western & Southern Financial Group, Inc. (WSFG); Ohio Corporation; 100% owned by WSMHC
76. Western & Southern Mutual Holding Company (WSMHC); Ohio Mutual Insurance Holding Company

NAT Sep Acct I                                                     February 2008


77. Windsor Hotel LLC; Connecticut Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
78. Wright Executive Hotel Limited Partners; Ohio Limited Partnership; 60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC; ownership and operation of real estate
79. WSA Commons, LLC; Georgia Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate
80. WS Airport Exchange GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate
81. WS Columbus Homewood GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
82. WS Columbus Northwest GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
83. WS Country Place GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate
84. WS Lookout JV, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
85. WS Wright Hotel GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
86. WSALD NPH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate
87. WSALD CEH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate.

ITEM 27.    NUMBER OF CONTRACT OWNERS


As of December 31, 2007, there were 4,687 contract owners of Separate Account I of National Integrity.


ITEM 28.    INDEMNIFICATION

National Integrity's By-Laws provide, in Article VII, Section 7.1 provides:
To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:
(a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;
(b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and
(c) the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

NAT Sep Acct I                                                     February 2008


ITEM 29.    PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Accounts II of National Integrity Life Insurance Company, Separate Accounts I, II and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company's Separate Accounts 1 and 2, and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Constellation Funds and Constellation Institutional Portfolios, each of which is affiliated with the Depositor.

(b) The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)                          Director
Jill T. McGruder                           Director
Donald J. Wuebbling(1)                     Director

Officers:
James H. Grifo                             President
Richard K. Taulbee(1)                      Vice President
Patricia J. Wilson                         Chief Compliance Officer
James J. Vance                             Vice President and Treasurer
Terrie A. Wiedenheft                       Chief Financial Officer
Douglas B. Perry                           Assistant Treasurer
Timothy D. Speed(1)                        Assistant Treasurer
Cheryl J. Stotts                           Assistant Treasurer
Rhonda S. Malone(1)                        Secretary

* The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
(1)  Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(c)  Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

ITEM 31.    MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.    UNDERTAKINGS

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.
(d) to update the registration statement if WSLIC terminates its guarantee to National Integrity policy holders.

NAT Sep Acct I                                                     February 2008

During any time there are insurance obligations outstanding and covered by the Guarantee issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee. These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of WSLIC.

National Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

NAT Sep Acct I                                                     February 2008


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 4th day of February 2008.



                              SEPARATE ACCOUNT I OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                  By: National Integrity Life Insurance Company
                                   (Depositor)


                              /s/ Jill T. McGruder
                     By: ___________________________________
                         Jill T. McGruder, President and CEO



                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                              /s/ Jill T. McGruder
                     By: ___________________________________
                         Jill T. McGruder, President and CEO



                 THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
                                   (Guarantor)


                               /s/ John F. Barrett
              By: ____________________________________________
                  John F. Barrett, Chairman, President and CEO

NAT Sep Acct I                                                     February 2008

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 4th day of February, 2008.

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                              /s/ Jill T. McGruder
                   By: ___________________________________
                       Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:


                              /s/ Jill T. McGruder
PRINCIPAL EXECUTIVE OFFICER:  _______________________________
                              Jill T. McGruder, President and CEO
                              February 4, 2008

                              /s/ Bradley J. Hunkler
PRINCIPAL FINANCIAL OFFICER:  _______________________________
                              Bradley J. Hunkler, Vice President and Comptroller January 22, 2008

                              /s/ Bradley J. Hunkler
PRINCIPAL ACCOUNTING OFFICER: _______________________________
                              Bradley J. Hunkler, Vice President and Comptroller January 22, 2008

DIRECTORS:

 /s/ John F. Barrett                               /s/ Robert L. Walker
___________________________                        _____________________________
John F. Barrett                                    Robert L. Walker
February 4, 2008                                   February 4, 2008


/s/ Edward J. Babbitt                              /s/ William J. Williams
___________________________                        _____________________________
Edward J. Babbitt                                  William J. Williams
February 4, 2008                                   February 4, 2008


/s/ John R. Lindholm                               /s/ Donald J. Wuebbling
___________________________                        _____________________________
John R. Lindholm                                   Donald J. Wuebbling
February 4, 2008                                   February 4, 2008



/s/ Jill T. McGruder
___________________________
Jill T. McGruder
February 4, 2008

NAT Sep Acct I                                                     February 2008


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 4th day of February, 2008.


                 THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
                                   (Guarantor)

                               /s/ John F. Barrett
                By: ____________________________________________
                    John F. Barrett, Chairman, President and CEO


                              /s/ John F. Barrett
PRINCIPAL EXECUTIVE OFFICER:  _______________________________
                              John F. Barrett, Chairman, President and CEO
                              February 4, 2008

                              /s/ Robert L. Walker
PRINCIPAL FINANCIAL OFFICER:  _______________________________
                              Robert L. Walker, Senior Vice President and Chief Financial Officer
                              February 4, 2008

                              /s/ Robert L. Walker
PRINCIPAL ACCOUNTING OFFICER: ____________________________________
                              Robert L. Walker, Senior Vice President and Chief Financial Officer
                              February 4, 2008

DIRECTORS:
                                                   /s/ Edward S. Heenan,
                                                   attorney-in-fact for
/s/ John F. Barrett                                George H. Walker, III
________________________________                   _____________________________
John F. Barrett                                    George H. Walker, III
February 4, 2008                                   February 4, 2008

                                                   /s/ Edward S. Heenan,
                                                   attorney-in-fact for
/s/ James N. Clark                                 Thomas L. Williams
________________________________                   _____________________________
James N. Clark                                     Thomas L. Williams
February 4, 2008                                   February 4, 2008

/s/ Edward S. Heenan,
attorney-in-fact for
Jo Ann Davidson                                    /s/ William J. Williams
________________________________                   _____________________________
Jo Ann Davidson                                    William J. Williams
February 4, 2008                                   February 4, 2008


/s/ Edward S. Heenan,                              /s/ Edward S. Heenan,
attorney-in-fact for                               attorney-in-fact for
Eugene P. Ruehlmann                                Donald A. Bliss
_________________________________                  _____________________________
Eugene P. Ruehlmann                                Donald A. Bliss
February 4, 2008                                   February 4, 2008